AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 30, 2003


                                                              File No. 033-45671
                                                               File No. 811-6557

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                ACT OF 1933                                  [ ]

                      POST-EFFECTIVE AMENDMENT NO. 47                        [X]
                                       AND


                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                            COMPANY ACT OF 1940                              [ ]

                              AMENDMENT NO. 49                               [X]


                                STI CLASSIC FUNDS
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)


                               101 Federal Street
                           Boston, Massachusetts 02110
--------------------------------------------------------------------------------
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (800) 342-5734
                                                           --------------

                                 James R. Foggo
                               c/o SEI Corporation
                            Oaks, Pennsylvania 19456
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                   Copies to:
        Richard W. Grant, Esquire                   W. John McGuire, Esquire
        Morgan, Lewis & Bockius LLP                 Morgan, Lewis & Bockius LLP
        1701 Market Street                          1111 Pennsylvania Avenue, NW
        Philadelphia, PA  19103                     Washington, DC  20004

   It is proposed that this filing become effective (check appropriate box):


                  [x] Immediately upon filing pursuant to paragraph (b)
                  [ ] On [date] pursuant to paragraph (b)
                  [ ] 60 days after filing pursuant to paragraph (a)(1)
                  [ ] On date] pursuant to paragraph (a)(1)
                  [ ] 75 days after filing pursuant to paragraph (a)(2)
                  [ ] On [date] pursuant to paragraph (a) of Rule 485

[GRAPHIC OMITTED]


STI CLASSIC FUNDS-EQUITY FUNDS
T SHARES (FORMERLY TRUST SHARES)




PROSPECTUS


    OCTOBER 1, 2003



    BALANCED FUND

    CAPITAL APPRECIATION FUND

    GROWTH AND INCOME FUND

    INFORMATION AND TECHNOLOGY FUND

    INTERNATIONAL EQUITY FUND

    INTERNATIONAL EQUITY INDEX FUND


    LIFE VISION AGGRESSIVE GROWTH FUND

    LIFE VISION CONSERVATIVE FUND

    LIFE VISION GROWTH AND INCOME FUND

    LIFE VISION MODERATE GROWTH FUND


    MID-CAP EQUITY FUND

    MID-CAP VALUE EQUITY FUND

    SMALL CAP GROWTH STOCK FUND

    SMALL CAP VALUE EQUITY FUND


    STRATEGIC QUANTITATIVE EQUITY FUND


    TAX SENSITIVE GROWTH STOCK FUND

    VALUE INCOME STOCK FUND

    VANTAGE FUND


    INVESTMENT ADVISER
    TO THE FUNDS:

    TRUSCO CAPITAL MANAGEMENT, INC.
    (the "Adviser")


    [LOGO OMITTED]  STI CLASSIC FUNDS


    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

---------------------
ABOUT THIS PROSPECTUS
---------------------



The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the T Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:




    2  BALANCED FUND

    5  CAPITAL APPRECIATION FUND

    8  GROWTH AND INCOME FUND

   10  INFORMATION AND TECHNOLOGY FUND

   13  INTERNATIONAL EQUITY FUND

   16  INTERNATIONAL EQUITY INDEX FUND

   19  LIFE VISION AGGRESSIVE GROWTH FUND

   22  LIFE VISION CONSERVATIVE FUND

   24  LIFE VISION GROWTH AND INCOME FUND

   29  LIFE VISION MODERATE GROWTH FUND

   34  MID-CAP EQUITY FUND

   37  MID-CAP VALUE EQUITY FUND

   39  SMALL CAP GROWTH STOCK FUND

   41  SMALL CAP VALUE EQUITY FUND

   44  STRATEGIC QUANTITATIVE EQUITY FUND

   46  TAX SENSITIVE GROWTH STOCK FUND

   49  VALUE INCOME STOCK FUND

   52  VANTAGE FUND

   56  MORE INFORMATION ABOUT RISK

   58  MORE INFORMATION ABOUT FUND INVESTMENTS

   58  INVESTMENT ADVISER

   59  PORTFOLIO MANAGERS

   60  PURCHASING AND SELLING FUND SHARES

   63  DIVIDENDS AND DISTRIBUTIONS

   64  TAXES

   66  FINANCIAL HIGHLIGHTS


BACK   HOW TO OBTAIN MORE INFORMATION ABOUT
COVER  THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------


OCTOBER 1, 2003

                                                                   PROSPECTUS 1
--------------------------------------------------------------------------------
                                                           CUSIP/TICKER SYMBOLS
--------------------------------------------------------------------------------



FUND NAME                                   CLASS           INCEPTION*        TICKER        CUSIP
-------------------------------------------------------------------------------------------------------
Balanced Fund                               T Shares          1/3/94          SBATX         784766735
Capital Appreciation Fund                   T Shares          7/1/92          STCAX         784766867
Growth and Income Fund                      T Shares         9/26/92          CRVAX         784766198
Information and Technology Fund             T Shares         9/30/99          STECX         784767840
International Equity Fund                   T Shares         1/31/95          STITX         784766388
International Equity Index Fund             T Shares          6/6/94          SIEIX         784766594
Life Vision Aggressive Growth Fund          T Shares        12/31/92          CVMGX         784767881
Life Vision Conservative Fund               T Shares         9/30/03            --          784767485
Life Vision Growth and Income Fund          T Shares        12/31/92          CLVGX         784767873
Life Vision Moderate Growth Fund            T Shares        12/31/92          CLVBX         784767865
Mid-Cap Equity Fund                         T Shares          2/2/94          SAGTX         784766750
Mid-Cap Value Equity Fund                   T Shares        11/30/01          SMVTX         784767725
Small Cap Growth Stock Fund                 T Shares         10/8/98          SSCTX         784766263
Small Cap Value Equity Fund                 T Shares         8/31/94          SCETX         784766370
Strategic Quantitative Equity Fund          T Shares          8/7/03          SQETX         784767527
Tax Sensitive Growth Stock Fund             T Shares        12/31/95          STTAX         784766230
Value Income Stock Fund                     T Shares        10/31/89          STVTX         784766834
Vantage Fund                                T Shares        11/29/01          STVNX         784767675
-------------------------------------------------------------------------------------------------------

* THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER "PERFORMANCE INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.


--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
--------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS
   PRIMARY                                  U.S. common stocks
   SECONDARY                                Bonds
--------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with a history of earnings
                                            growth and bonds with minimal risk
--------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value
--------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                            1995           25.51%
                            1996           12.13%
                            1997           21.14%
                            1998           19.55%
                            1999            4.66%
                            2000            4.79%
                            2001            0.23%
                            2002           -8.53%

                   BEST QUARTER              WORST QUARTER
                      12.57%                    -5.97%
                    (12/31/98)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 5.06%.

                                                                   PROSPECTUS 3
--------------------------------------------------------------------------------
                                                                  BALANCED FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 60/40 BLEND OF THE S&P 500(R) INDEX AND THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                    1 YEAR     5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                -8.53%       3.75%        7.77%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions               -9.22%       2.14%        5.54%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares                 -5.23%       2.44%        5.40%
--------------------------------------------------------------------------------
Hybrid 60/40 Blend
of the Following
Market
Benchmarks                  -9.53%       3.14%        8.81%
--------------------------------------------------------------------------------
   S&P 500(R) Index
   (reflects no deduction
   for fees, expenses
   or taxes)               -22.10%      -0.58%        9.26%
--------------------------------------------------------------------------------
   Lehman Brothers U.S.
   Government/Credit
   Index (reflects no
   deduction for fees,
   expenses or taxes)       11.02%       7.61%        7.23%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JANUARY 3, 1994. BENCHMARK
  RETURNS SINCE DECEMBER 31, 1993 (BENCHMARK RETURNS AVAILABLE
  ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S.
government, Treasury and agency securities, as well as high grade corporate bonds.

4 PROSPECTUS
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.95%
Other Expenses                                                         0.10%
                                                                       -----
Total Annual Operating Expenses                                        1.05%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                      Balanced Fund - T Shares    1.02%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $107            $334            $579          $1,283


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                                                      CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential
----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment
----------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                             1993        9.89%
                             1994       -7.41%
                             1995       31.15%
                             1996       20.31%
                             1997       31.13%
                             1998       28.06%
                             1999        9.71%
                             2000        1.62%
                             2001       -6.49%
                             2002      -21.98%

                   BEST QUARTER              WORST QUARTER
                      22.93%                    -14.98%
                    (12/31/98)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.63%.

6 PROSPECTUS
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R) INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                    1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Fund Returns
Before Taxes               -21.98%       0.82%        8.17%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions              -21.98%      -1.12%        5.25%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares                -13.49%       0.60%        5.81%
--------------------------------------------------------------------------------
S&P 500(R) Index
(reflects no deduction
for fees, expenses
or taxes)                  -22.10%      -0.58%        9.34%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                                   PROSPECTUS 7
--------------------------------------------------------------------------------
                                                      CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.09%
                                                                       -----
Total Annual Operating Expenses                                        1.24%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                 Capital Appreciation Fund - T Shares    1.22%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
    $126           $393            $681         $1,500


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                       Long-term capital appreciation
  SECONDARY                     Current income
------------------------------------------------------------------------------------
INVESTMENT FOCUS                Equity securities
------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          Moderate
------------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify securities of companies with
                                market capitalizations of at least $1.5 billion with
                                attractive valuation and/or above average earnings
                                potential relative either to their sectors or the
                                market as a whole

------------------------------------------------------------------------------------
INVESTOR PROFILE                Investors who are looking for capital appreciation
                                potential and some income with less volatility than
                                the equity market as a whole
------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993            10.20%
                              1994            -0.81%
                              1995            29.38%
                              1996            19.06%
                              1997            27.69%
                              1998            18.20%
                              1999            14.17%
                              2000             1.43%
                              2001            -6.60%
                              2002           -19.64%

                     BEST QUARTER              WORST QUARTER
                        17.38%                    -18.44%
                       (6/30/97)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.96%.

                                                                   PROSPECTUS 9
--------------------------------------------------------------------------------
                                                         GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                    1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Fund Returns
Before Taxes               -19.64%       0.54%        8.25%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions              -19.93%      -0.45%        5.85%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares        -12.05%       0.34%        5.91%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index (reflects
no deduction for
fees, expenses
or taxes)                  -20.85%      -0.85%        9.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   T SHARES
Investment Advisory Fees                                           0.90%
Other Expenses                                                     0.09%
                                                                   -----
Total Annual Operating Expenses                                    0.99%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $101            $315            $547          $1,213


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS
--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital growth
---------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Common stocks of companies benefiting from information and technology
---------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Very high
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies benefiting from technology and information to achieve above average growth
---------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors with long-term investment goals who are willing to accept significant volatility for the possibility of higher returns
---------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Information and Technology Fund invests at least 80% of its net assets in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser uses a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations that are significantly higher than average. As a result, the Fund's net asset value (NAV) may be more volatile than other, broadly diversified equity funds.

                                                                  PROSPECTUS 11
--------------------------------------------------------------------------------
                                                INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                               2000       -16.75%
                               2001       -26.65%
                               2002       -49.81%

                    BEST QUARTER              WORST QUARTER
                       27.45%                    -32.91%
                     (12/31/01)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 13.43%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                          1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns Before Taxes         -49.81%       -17.46%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions                  -49.81%       -17.46%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares               -30.59%       -13.30%
--------------------------------------------------------------------------------
Goldman Sachs
Technology Composite Index
(reflects no deduction
for fees, expenses or taxes)      -40.27%       -25.95%
--------------------------------------------------------------------------------
Lipper Science &
Technology Funds
Objective (reflects no
deduction for taxes)              -43.01%       -24.79%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON SEPTEMBER 30, 1999.




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected technology funds. The Lipper Science and Technology Funds Objective is an average of funds that invest 65% of their equity portfolio in science and technology stocks. The number of funds in the Objective varies.

12 PROSPECTUS
--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             1.10%
Other Expenses                                                       0.15%
                                                                     -----
Total Annual Operating Expenses                                      1.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 13
--------------------------------------------------------------------------------
                                                      INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with good fundamentals or a history of consistent growth
------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how

14 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 1, 1995. Performance prior to December 1, 1995 is that of the Adviser's similarly managed collective investment fund, which began operations on January 31, 1995. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                                 1996       22.08%
                                 1997       13.35%
                                 1998       11.22%
                                 1999        9.47%
                                 2000       -3.46%
                                 2001      -17.71%
                                 2002      -17.02%

                      BEST QUARTER              WORST QUARTER
                         16.88%                    -19.71%
                       (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.52%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                          SINCE      SINCE
                                        INCEPTION  INCEPTION
                                          AS A      OF THE
                                       REGISTERED COLLECTIVE
                                         MUTUAL   INVESTMENT
T SHARES           1 YEAR    5 YEARS      FUND*     FUND**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes       -17.02%    -4.30%      2.04%      5.58%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions      -17.04%    -5.77%      0.29%      N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund
Shares             -10.22%    -3.36%      1.44%      N/A+
--------------------------------------------------------------------------------
MSCI(R) EAFE(R)
Index (reflects
no deduction
for fees,
expenses
or taxes)          -15.94%    -2.89%     -0.43%      0.95%
--------------------------------------------------------------------------------

* FUND RETURNS SINCE INCEPTION OF THE T SHARES ON DECEMBER 1, 1995, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND. BENCHMARK RETURNS SINCE NOVEMBER 30, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).
** SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON JANUARY 31, 1995.
+ IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE INVESTMENT FUND'S PERFORMANCE.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

                                                                  PROSPECTUS 15
--------------------------------------------------------------------------------
                                                      INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                     T SHARES
Redemption Fee (as a percentage of net asset value)*                 2.00%

* THIS REDEMPTION FEE IS IMPOSED IF YOU REDEEM OR EXCHANGE YOUR SHARES WITHIN SIXTY DAYS OF PURCHASE. SEE "MARKET TIMERS."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             1.25%
Other Expenses                                                       0.21%
                                                                     -----
Total Annual Operating Expenses                                      1.46%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $149            $462            $797          $1,746



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

16 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Investment results that correspond to the performance of the MSCI(R) EAFE(R)-
                                            GDP Weighted Index
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign equity securities in the MSCI(R) EAFE(R)-GDP Weighted Index
-------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Statistical analysis to track the MSCI(R) EAFE(R)-GDP Weighted Index
-------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors who want exposure to foreign markets and are willing to accept the increased risks of foreign investing for the possibility of higher returns
-------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                             1995         10.73%
                             1996          6.04%
                             1997          8.99%
                             1998         30.02%
                             1999         30.66%
                             2000        -17.06%
                             2001        -23.47%
                             2002        -16.52%

                     BEST QUARTER              WORST QUARTER
                        21.26%                    -20.53%
                      (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 10.31%.

                                                                  PROSPECTUS 17
--------------------------------------------------------------------------------
                                                INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST - GROSS DOMESTIC PRODUCT (MSCI(R) EAFE(R)-GDP) WEIGHTED INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                   1 YEAR      5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes               -16.52%      -2.08%        1.36%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions              -16.39%      -2.89%        0.45%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of
Fund Shares                 -9.87%      -1.37%        1.17%
--------------------------------------------------------------------------------
MSCI(R) EAFE(R)-GDP
Weighted Index
(reflects no deduction
for fees, expenses
or taxes)                  -17.30%      -2.99%        0.32%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON JUNE 6, 1994. BENCHMARK RETURNS SINCE MAY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

18 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                                     T SHARES
Redemption Fee (as a percentage of net asset value)*                 2.00%

* THIS REDEMPTION FEE IS IMPOSED IF YOU REDEEM OR EXCHANGE YOUR SHARES WITHIN SIXTY DAYS OF PURCHASE. SEE "MARKET TIMERS."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             0.90%
Other Expenses                                                       0.22%
                                                                     -----
Total Annual Operating Expenses                                      1.12%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

             International Equity Index Fund - T Shares    1.03%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $114            $356            $617          $1,363

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 19
--------------------------------------------------------------------------------
                                             LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High capital appreciation
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and money market funds
-----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing at least 80% of the Fund's total net assets in STI Classic Equity Funds
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities
-----------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Aggressive Growth Fund invests at least 80% of its total net assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                        INVESTMENT RANGE
                                     (PERCENTAGE OF THE LIFE
                                    VISION AGGRESSIVE GROWTH
ASSET CLASS                              FUND'S ASSETS)
-------------------------------------------------------------
Equity Funds                                 80-100%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Value Income Stock Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains taxes for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of

20 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993       12.14%
                              1994       -4.30%
                              1995       25.12%
                              1996       16.62%
                              1997       22.53%
                              1998       12.31%
                              1999       10.31%
                              2000        6.30%
                              2001       -6.52%
                              2002      -18.11%

                    BEST QUARTER              WORST QUARTER
                       18.72%                    -16.74%
                     (12/31/98)                 (9/30/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S
 TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.55%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 90/10 BLEND OF THE S&P 500(R) INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 61/15/12/10/2 BLEND OF THE RUSSELL 1000(R) INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX, CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 90/10 BLEND OF THE S&P 500(R) INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
                                           INCEPTION
                                             OF THE
                                           REGISTERED
T SHARES               1 YEAR    5 YEARS  MUTUAL FUND* 10 YEARS**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes          -18.11%     0.16%      1.47%       6.82%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions         -18.21%    -1.47%     -0.07%       N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares           -11.12%    -0.17%      0.89%       N/A+
--------------------------------------------------------------------------------
Hybrid 90/10
Blend of the
Following Market
Benchmarks++          -19.83%     0.06%      1.77%       8.96%
--------------------------------------------------------------------------------
  S&P 500(R)Index     -22.10%    -0.58%      1.30%       9.34%
--------------------------------------------------------------------------------
  Citigroup 3-Month
  Treasury Bill
  Index                 1.70%     4.30%      4.38%       4.50%
--------------------------------------------------------------------------------
Hybrid 61/15/12/10/2
Blend of the
Following Market
Benchmarks++          -18.19%    -0.15%      1.24%       7.98%
--------------------------------------------------------------------------------
  Russell 1000(R)
  Index               -21.65%    -0.58%      1.55%       9.18%
--------------------------------------------------------------------------------
  MSCI(R) EAFE(R)
  Index               -15.94%    -2.89%     -4.19%       4.01%
--------------------------------------------------------------------------------
  Russell 2000(R)
  Index               -20.48%    -1.36%      0.66%       7.16%
--------------------------------------------------------------------------------
  Citigroup 3-Month
  Treasury Bill
  Index                 1.70%     4.30%      4.38%       4.50%
--------------------------------------------------------------------------------
  Russell Midcap(R)
  Index               -16.18%     2.19%      4.54%       9.92%
--------------------------------------------------------------------------------

 * SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.
 + IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE ADVISER'S ASSET
   ALLOCATION PROGRAM'S PERFORMANCE.
++ BENCHMARKS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

                                                                  PROSPECTUS 21
--------------------------------------------------------------------------------
                                             LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.25%
Other Expenses                                                         0.15%
                                                                       -----
Total Annual Operating Expenses                                        0.40%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Life Vision Aggressive Growth Fund - T Shares    0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.11%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 1.51% BEFORE WAIVERS AND 1.36% AFTER WAIVERS.

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $41             $128            $224           $505

These costs are all inclusive representing both direct Fund expenses and additional expenses associated with investments in underlying STI Classic Funds (1.51%):

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $154            $477            $824          $1,802

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

22 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS
  PRIMARY                                   Both funds
  SECONDARY                                 Equity funds
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy in a combination of STI
                                            Classic Bond Funds, and to a lesser extent, STI Classic Equity Funds
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by limiting exposure to equity securities
---------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                     VISION CONSERVATIVE
ASSET CLASS                            FUND'S ASSETS)
-----------------------------------------------------------
Bond Funds                                   65-100%
     High Income Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
       Securities Fund
Equity Funds                                  0-35%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Value Income Stock Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

                                                                  PROSPECTUS 23
--------------------------------------------------------------------------------
                                                  LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Life Vision Conservative Fund commenced operations on March 11, 2003, and therefore does not have performance history for a full calendar year.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.25%
Other Expenses                                                        0.15%*
                                                                      ------
Total Annual Operating Expenses                                       0.40%**

 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ** THE FUND'S NET TOTAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

               Life Vision Conservative Fund - T Shares   0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE FUND'S ESTIMATED EXPENSES BASED ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WOULD BE 0.83%. THEREFORE, TOTAL ESTIMATED ANNUALIZED EXPENSES WOULD BE 1.23% BEFORE WAIVERS AND 1.08% AFTER WAIVERS.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                    $41            $128

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (1.23%):

                  1 YEAR          3 YEARS
                   $125            $390

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund's estimated expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

24 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy in a combination of STI
                                            Classic Equity Funds and, to a lesser extent, STI Classic Bond Funds
------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds
------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Growth and Income Fund invests at least 70% to 80% of its total net assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:
`
                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                      VISION GROWTH AND
ASSET CLASS                         INCOME FUND'S ASSETS)
-----------------------------------------------------------
Equity Funds                                 50-80%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Value Income Stock Fund
Bond Funds                                   20-50%
     High Income Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
        Securities Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund


Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

                                                                  PROSPECTUS 25
--------------------------------------------------------------------------------
                                             LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.



THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                            1993         10.02%
                            1994         -3.52%
                            1995         22.68%
                            1996         12.16%
                            1997         18.08%
                            1998         11.16%
                            1999          7.95%
                            2000          7.08%
                            2001         -2.55%
                            2002        -11.99%

                      BEST QUARTER              WORST QUARTER
                         13.65%                    -12.87%
                       (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.90%.

26 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 65/25/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 40/17/16/13/12/2 BLEND OF THE RUSSELL 1000(R) INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 65/25/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                             SINCE
                                           INCEPTION
                                             OF THE
                                           REGISTERED
                                             MUTUAL
T SHARES                 1 YEAR    5 YEARS    FUND*  10 YEARS**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes             -11.99%    1.97%    3.00%      6.63%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions            -12.45%    0.11%    1.22%       N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares       -7.35%    0.91%    1.77%       N/A+
--------------------------------------------------------------------------------
Hybrid 65/25/10
Blend of the
Following Market
Benchmarks++             -12.16%    2.34%    3.71%      8.69%
--------------------------------------------------------------------------------
  S&P 500(R)Index        -22.10%   -0.58%    1.30%      9.34%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Aggregate
  Bond Index              10.27%    7.54%    8.04%      7.51%
--------------------------------------------------------------------------------
  Citigroup 3-Month
  Treasury Bill Index      1.70%    4.30%    4.38%      4.50%
--------------------------------------------------------------------------------
Hybrid 40/17/16/13/12/2
Blend of the
Following Market
Benchmarks++             -10.78%    2.24%    3.31%      8.03%
--------------------------------------------------------------------------------
  Russell 1000(R)
  Index                  -21.65%   -0.58%    1.55%      9.18%
--------------------------------------------------------------------------------
  Merrill Lynch 1-5 Year
  U.S. Corporate/
  Government Index         7.91%    7.10%    7.22%      6.63%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Government/
  Credit Index            11.02%    7.61%    8.19%      7.61%
--------------------------------------------------------------------------------
  MSCI(R) EAFE(R)
  Index                  -15.94%   -2.89%   -4.19%      4.01%
--------------------------------------------------------------------------------
  Russell 2000(R)
  Index                  -20.48%   -1.36%    0.66%      7.16%
--------------------------------------------------------------------------------
  Russell Midcap(R)
  Index                  -16.18%    2.19%    4.54%      9.92%
--------------------------------------------------------------------------------

 * SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.
 + IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE ADVISER'S ASSET
   ALLOCATION PROGRAM'S PERFORMANCE.
++ BENCHMARKS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

                                                                  PROSPECTUS 27
--------------------------------------------------------------------------------
                                             LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. corporate securities and U.S. government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.25%
Other Expenses                                                         0.12%
                                                                       -----
Total Annual Operating Expenses                                        0.37%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Life Vision Growth and Income Fund - T Shares    0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.02%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 1.39% BEFORE WAIVERS AND 1.27% AFTER WAIVERS.

28 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $38             $119            $208           $468

These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (1.39%):

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $142            $440            $761          $1,669


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 29
--------------------------------------------------------------------------------
                                               LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy in a combination of
                                            STI Classic Equity and Bond Funds
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities
---------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                       VISION MODERATE
ASSET CLASS                         GROWTH FUND'S ASSETS)
-----------------------------------------------------------
Equity Funds                                 35-65%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Value Income Stock Fund
Bond Funds                                   35-65%
     High Income Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
        Securities Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Class Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains taxes for taxable investors.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

30 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                               1993           9.26%
                               1994          -2.97%
                               1995          20.52%
                               1996          10.51%
                               1997          16.41%
                               1998          11.15%
                               1999           6.19%
                               2000           5.46%
                               2001          -1.10%
                               2002          -8.28%

                     BEST QUARTER              WORST QUARTER
                        11.24%                    -9.20%
                      (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.84%.

                                                                  PROSPECTUS 31
--------------------------------------------------------------------------------
                                               LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 50/40/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 27/26/22/14/10/1 BLEND OF THE RUSSELL 1000(R) INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 50/40/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                SINCE
                                              INCEPTION
                                                OF THE
                                              REGISTERED
                                                MUTUAL
T SHARES                    1 YEAR    5 YEARS    FUND*  10 YEARS**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                -8.28%    2.46%    3.41%      6.38%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions               -8.94%    0.41%    1.42%       N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and Sale
of Fund Shares              -5.07%    1.30%    2.08%       N/A+
--------------------------------------------------------------------------------
Hybrid 50/40/10
Blend of the
Following Market
Benchmarks++                -7.39%    3.60%    4.76%      8.45%
--------------------------------------------------------------------------------
  S&P 500(R)Index          -22.10%   -0.58%    1.30%      9.34%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Aggregate
  Bond Index                10.27%    7.54%    8.04%      7.51%
--------------------------------------------------------------------------------
  Citigroup 3-Month
  Treasury Bill Index        1.70%    4.30%    4.38%      4.50%
--------------------------------------------------------------------------------
Hybrid 27/26/22/14/10/1
Blend of the
Following Market
Benchmarks++                -6.22%    3.40%    4.16%      7.70%
--------------------------------------------------------------------------------
  Russell 1000(R)
  Index                    -21.65%   -0.58%    1.55%      9.18%
--------------------------------------------------------------------------------
  Merrill Lynch 1-5 Year
  U.S. Corporate/
  Government Index           7.91%    7.10%    7.22%      6.63%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Government/
  Credit Index              11.02%    7.61%    8.19%      7.61%
--------------------------------------------------------------------------------
  MSCI(R) EAFE(R)
  Index                    -15.94%   -2.89%   -4.19%      4.01%
--------------------------------------------------------------------------------
  Russell 2000(R)
  Index                    -20.48%   -1.36%    0.66%      7.16%
--------------------------------------------------------------------------------
  Russell Midcap(R)
  Index                    -16.18%    2.19%    4.54%      9.92%
--------------------------------------------------------------------------------

 * SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.
 + IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE ADVISER'S ASSET
   ALLOCATION PROGRAM'S PERFORMANCE.
++ BENCHMARKS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

32 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. corporate securities and U.S. government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             0.25%
Other Expenses                                                       0.11%
                                                                     -----
Total Annual Operating Expenses                                      0.36%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

             Life Vision Moderate Growth Fund - T Shares    0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.00%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 1.36% BEFORE WAIVERS AND 1.25% AFTER WAIVERS.

                                                                  PROSPECTUS 33

--------------------------------------------------------------------------------
                                               LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS      10 YEARS
        $37          $116           $202          $456

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (1.36%):

      1 YEAR        3 YEARS        5 YEARS      10 YEARS
       $138          $431           $745         $1,635


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

34 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential at an attractive price
--------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns
--------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                               1995           31.22%
                               1996           15.42%
                               1997           21.23%
                               1998            6.48%
                               1999           16.14%
                               2000           -2.97%
                               2001            2.38%
                               2002          -28.78%

                      BEST QUARTER              WORST QUARTER
                         24.73%                    -19.96%
                       (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.66%.

                                                                  PROSPECTUS 35
--------------------------------------------------------------------------------
                                                            MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL MIDCAP(R) INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P MID CAP 400(R) INDEX, BUT THE ADVISER BELIEVES THAT THE RUSSELL MIDCAP(R) INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                    1 YEAR     5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes               -28.78%      -2.63%        5.27%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on
Distributions              -28.78%      -4.53%        2.79%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of
Fund Shares                -17.67%      -2.32%        3.60%
--------------------------------------------------------------------------------
Russell Midcap(R)
Index (reflects no
deduction for fees,
expenses or taxes)         -16.18%       2.19%        9.20%
--------------------------------------------------------------------------------
S&P Mid Cap 400(R)
Index (reflects no
deduction for fees,
expenses or taxes)         -14.51%       6.41%       11.57%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON FEBRUARY 2, 1994. BENCHMARK RETURNS SINCE JANUARY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The S&P Mid Cap 400(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

36 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.10%
                                                                       -----
Total Annual Operating Expenses                                        1.25%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                   Mid-Cap Equity Fund - T Shares    1.22%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 37
--------------------------------------------------------------------------------
                                                      MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap equity securities
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued mid-cap securities
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
--------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of U.S. mid-sized companies with market capitalizations between approximately $1 billion and $12 billion. In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION


The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                                2002     -21.26%

                    BEST QUARTER              WORST QUARTER
                        6.79%                    -23.08%
                     (12/31/02)                 (9/30/02)

*THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.09%.

38 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL MIDCAP(R) VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                          1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns Before Taxes         -21.26%       -15.99%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions                  -22.05%       -16.79%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    -13.04%       -13.15%
--------------------------------------------------------------------------------
Russell Midcap(R) Value Index
(reflects no deduction for fees,
expenses or taxes)                 -9.65%        -5.46%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON NOVEMBER 30, 2001.

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              1.25%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Operating Expenses                                       1.35%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                Mid-Cap Value Equity Fund - T Shares    1.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:
   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $137            $428            $739          $1,624

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 39
--------------------------------------------------------------------------------
                                                    SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks of growth companies
----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Identifies small cap companies with above average growth potential
----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need current income
----------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests at least 80% of its net assets in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                               1999       20.55%
                               2000       11.76%
                               2001       -0.82%
                               2002      -22.71%

                      BEST QUARTER              WORST QUARTER
                         23.93%                    -22.83%
                       (12/31/01)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 16.20%.

40 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P SMALL CAP 600(R) INDEX, BUT THE ADVISER BELIEVES THAT THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                          1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns Before Taxes         -22.71%        10.26%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            -22.98%         9.53%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    -13.69%         8.40%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)/BARRA
Growth Index (reflects no
deduction for fees,
expenses or taxes)                -15.36%         4.93%
--------------------------------------------------------------------------------
S&P Small Cap 600(R) Index
(reflects no deduction for
fees, expenses or taxes)          -14.63%         7.21%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON OCTOBER 8, 1998. BENCHMARK RETURNS SINCE SEPTEMBER 30, 1998 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P Small Cap 600(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                1.15%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         1.24%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $126            $393            $681          $1,500


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 41
--------------------------------------------------------------------------------
                                                    SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap equity securities
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued small cap securities
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
--------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-sized U.S. companies (I.E., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market.



[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION


The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1995        30.99%
                              1996        34.25%
                              1997        32.59%
                              1998       -13.45%
                              1999        -2.72%
                              2000        17.96%
                              2001        21.21%
                              2002        -1.74%

                    BEST QUARTER              WORST QUARTER
                       19.82%                    -21.99%
                      (6/30/99)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.60%.

42 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL 2000(R) VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                           SINCE      SINCE
                                         INCEPTION  INCEPTION
                                           AS A      OF THE
                                        REGISTERED COLLECTIVE
                                          MUTUAL   INVESTMENT
T SHARES            1 YEAR    5 YEARS      FUND*     FUND**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes        -1.74%     3.42%      7.46%       13.04%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions       -1.93%     2.51%      6.24%       N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares         -1.07%     2.26%      5.46%       N/A+
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index
(reflects no
deduction for
fees, expenses
or taxes)          -11.43%     2.71%      6.90%        9.97%
--------------------------------------------------------------------------------
 * SINCE INCEPTION OF THE T SHARES ON JANUARY 31, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON AUGUST 31, 1994.
 + IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE
   INVESTMENT FUND'S PERFORMANCE.

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

                                                                  PROSPECTUS 43
--------------------------------------------------------------------------------
                                                    SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.09%
                                                                      -----
Total Annual Operating Expenses                                       1.24%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $126            $393            $681          $1,500



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

44 PROSPECTUS
--------------------------------------------------------------------------------
STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of companies with positive earnings characteristics purchased at reasonable value
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with superior earnings/valuation cycle characteristics within specific market sectors
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns
---------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Strategic Quantitative Equity Fund commenced operations on August 7, 2003, and therefore does not have performance history for a full calendar year.

                                                                  PROSPECTUS 45
--------------------------------------------------------------------------------
                                             STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                1.15%
Other Expenses                                                          0.12%*
                                                                        ------
Total Annual Operating Expenses                                         1.27%**

 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            Strategic Quantitative Equity Fund - T Shares    1.12%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                   $129            $403


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

46 PROSPECTUS
--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital growth with nominal dividend income
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of growth companies
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies that have above average growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the value of their investment while minimizing taxable capital gains distributions
--------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                             1996        21.04%
                             1997        28.76%
                             1998        31.73%
                             1999        24.74%
                             2000       -12.15%
                             2001       -18.21%
                             2002       -22.02%

                     BEST QUARTER              WORST QUARTER
                        27.74%                    -16.20%
                      (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.97%.

                                                                  PROSPECTUS 47
--------------------------------------------------------------------------------
                                                TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF S&P 500(R) INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                          SINCE      SINCE
                                        INCEPTION  INCEPTION
                                          AS A      OF THE
                                       REGISTERED COLLECTIVE
                                         MUTUAL   INVESTMENT
T SHARES           1 YEAR    5 YEARS      FUND*     FUND**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes       -22.02%    -1.64%     -6.86%       5.29%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions      -22.02%     N/A+      -6.86%       N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares        -13.52%     N/A+      -5.36%       N/A+
--------------------------------------------------------------------------------
S&P 500(R) Index
(reflects no
deduction for
fees, expenses
or taxes)          -22.10%    -0.58%     -5.36%       6.87%
--------------------------------------------------------------------------------
 * FUND RETURNS SINCE INCEPTION OF THE T SHARES ON DECEMBER 11, 1998, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND. BENCHMARK RETURNS SINCE NOVEMBER 30, 1998 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).
** SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON DECEMBER 31, 1995.
 + IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE
   INVESTMENT FUND'S PERFORMANCE.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

48 PROSPECTUS
--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.09%
                                                                       -----
Total Annual Operating Expenses                                        1.24%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $126            $393            $681          $1,500


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 49
--------------------------------------------------------------------------------
                                                        VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-paying, undervalued stocks
----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for current income and capital
                                            appreciation with less volatility than the average stock fund
----------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY
The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on February 12, 1993. Performance prior to February 12, 1993 is that of the Adviser's similarly managed collective investment fund, which began operations on October 31, 1989. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993        11.14%
                              1994         3.54%
                              1995        35.93%
                              1996        19.46%
                              1997        27.08%
                              1998        10.58%
                              1999        -2.93%
                              2000        10.85%
                              2001        -0.95%
                              2002       -15.47%

                    BEST QUARTER              WORST QUARTER
                       15.35%                    -19.90%
                      (6/30/99)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.85%.

50 PROSPECTUS
--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                     SINCE
                                                 INCEPTION AS A
                                                   REGISTERED
T SHARES           1 YEAR    5 YEARS    10 YEARS  MUTUAL FUND*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes       -15.47%    -0.08%      8.99%      9.11%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions      -15.94%    -2.14%      N/A+       5.56%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares         -9.48%    -0.73%      N/A+       5.95%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index (reflects
no deduction
for fees, expenses
or taxes)          -20.85%    -0.85%      9.39%      9.17%
--------------------------------------------------------------------------------
 * FUND RETURNS SINCE INCEPTION OF THE T SHARES ON FEBRUARY 12, 1993, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND. BENCHMARK RETURNS SINCE JANUARY 31, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).
 + IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE
   INVESTMENT FUND'S PERFORMANCE.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                                  PROSPECTUS 51
--------------------------------------------------------------------------------
                                                        VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.80%
Other Expenses                                                        0.09%
                                                                      -----
Total Annual Operating Expenses                                       0.89%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $91             $284            $493          $1,096



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

52 PROSPECTUS
--------------------------------------------------------------------------------
VANTAGE FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Long-term capital appreciation
  SECONDARY                                 Hedge against periodic declines in equity markets
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued and overvalued stocks
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors with long-term investment goals who are willing to accept significant volatility for the possibility of higher returns
--------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Vantage Fund establishes long and short positions primarily in common stocks of U.S. companies. Using fundamental analysis, the Adviser buys stocks "long" that it believes will perform better than their peers, and sells stocks "short" that it believes will underperform their peers. A long position is established when the Adviser purchases a stock outright, and a short position is established when the Adviser sells a security that it has borrowed. Short positions may be used to partially hedge long positions or to garner returns from declines in securities prices. The Adviser may also seek to enhance returns by purchasing securities with borrowed money. This investment technique, known as "leveraging," increases investment risk, but also increases investment opportunity. The Fund may borrow up to 33.33% of its assets (including the amount borrowed). From time to time, the Adviser may take defensive positions in cash or short-term debt securities. There may be several times per year when the Fund places more than 25% of its assets in cash or short-term debt securities. The Fund would initiate such defensive positions when the Adviser is concerned that short-term market volatility is unusually high or while the Adviser is reviewing and assessing the financial consequences of significant economic events. At such times, the Fund may not achieve its investment objective.

The Adviser seeks to identify long and short opportunities by utilizing both "bottom-up" and "top-down" fundamental analysis methodologies. "Bottom-up" analysis is employed to evaluate the competitive advantages and market sustainability of individual companies. "Top-down" analysis is used to assess the relative attractiveness of investment opportunities within the context of industry, macro-economic and financial market trends. Using top-down analysis, the Adviser frequently increases and decreases the amount of long and short positions allocated to various market sectors, such as technology, financial services, capital goods, energy, utilities, consumer cyclicals, transportation and consumer staples. This strategy of adjusting sector weightings, also known as "sector rotation," is employed when industry or macro-economic changes cause the investment outlook of a particular sector to improve or worsen relative to other sectors. If the Adviser believes, for example, that economic growth is accelerating rapidly, then it may increase the Fund's long positions in economically sensitive stocks, such as consumer cyclicals. To execute its sector rotation strategy efficiently, the Adviser may establish long or short positions in securities that represent indexes or other groups of stocks, such as exchange traded funds. For a complete list of investment techniques that may be employed by the Fund, please see the Statement of Additional Information.

The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund will buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

Since it establishes long and short positions in common stocks, the Fund is subject to the risk that stock prices will rise and fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report unexpected results or be affected considerably by industry and/or economic trends and developments. The prices of stocks issued by such companies may change

                                                                  PROSPECTUS 53
--------------------------------------------------------------------------------
                                                                   VANTAGE FUND
--------------------------------------------------------------------------------


substantially in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Since the Fund engages in selling stocks short, the risk of price volatility may be greater in this fund than in long-only equity mutual funds. While the potential losses associated with long positions are typically limited to the original cost of the securities, the potential for losses associated with short positions is theoretically unlimited.

The Fund may engage in hedging transactions to reduce the risks of its investments in equity securities. However, hedging will not necessarily protect the Fund fully against anticipated risks. Moreover, hedging transactions involve costs and risks of their own. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

The practice of sector rotation will result in increased exposure to risks inherent in particular industries or sectors. Different industries and sectors may be more or less susceptible to changes in economic conditions, including, for example, interest rates, inflation rates, industry conditions, competition, technological developments, trade relationships, political and diplomatic events and trends. Concentrations in sectors that produce unfavorable performance may cause the Fund to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

The small and medium capitalization companies in which the Fund invests may be more vulnerable to unexpected business or economic events than larger, more established companies. In particular, these small and medium companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              2002           -16.00%

                     BEST QUARTER              WORST QUARTER
                         0.82%                    -10.16%
                      (12/31/02)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS -2.79%.

54 PROSPECTUS
--------------------------------------------------------------------------------
VANTAGE FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE WILSHIRE 5000 INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                          1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      -16.00%       -12.87%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            -16.00%       -12.87%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares            -9.82%       -10.29%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)           11.02%         9.33%
--------------------------------------------------------------------------------
Wilshire 5000 Index (reflects
no deduction for fees,
expenses or taxes)                -20.86%       -18.09%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON NOVEMBER 29, 2001. BENCHMARK RETURNS SINCE NOVEMBER 30, 2001 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities as well as high grade corporate bonds. The Wilshire 5000 Index is a widely-recognized index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Wilshire 5000 Index represents the broadest index for the U.S. equity market.

                                                                  PROSPECTUS 55
--------------------------------------------------------------------------------
                                                                   VANTAGE FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               1.60%
Other Expenses                                                         0.65%
                                                                       -----
Total Annual Operating Expenses                                        2.25%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       Vantage Fund - T Shares    2.15%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $228            $703           $1,205         $2,585



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

56 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

ALL FUNDS

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK

BALANCED FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


HEDGING RISK

VANTAGE FUND

Hedging is a strategy designed to offset investment risks. The Vantage Fund's hedging activities are primarily short sales, but may also include among other things, forwards, options and futures. There are risks associated with hedging activities, including:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

                                                                  PROSPECTUS 57
--------------------------------------------------------------------------------
                                                    MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

o  There may not be a liquid secondary market for a futures contract or option.

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.


LEVERAGING RISK

VANTAGE FUND

Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged fund.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

o Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

   DERIVATIVES RISK

   The Fund may use derivatives to attempt to achieve its investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. government securities.


   SHORT SALES

   Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Potential losses associated with a short sale are theoretically unlimited, since prices of the stocks being sold short have unlimited appreciation potential.


TRACKING ERROR RISK

INTERNATIONAL EQUITY INDEX FUND

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

58 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------


[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

   BALANCED FUND                             0.92%
   CAPITAL APPRECIATION FUND                 1.13%
   GROWTH AND INCOME FUND                    0.90%
   INFORMATION AND TECHNOLOGY FUND           1.10%
   INTERNATIONAL EQUITY FUND                 1.25%
   INTERNATIONAL EQUITY INDEX FUND           0.81%
   LIFE VISION AGGRESSIVE GROWTH FUND        0.10%
   LIFE VISION CONSERVATIVE FUND             0.10%
   LIFE VISION GROWTH AND INCOME FUND        0.13%
   LIFE VISION MODERATE GROWTH FUND          0.14%
   MID-CAP EQUITY FUND                       1.13%
   MID-CAP VALUE EQUITY FUND                 1.15%
   SMALL CAP GROWTH STOCK FUND               1.15%
   SMALL CAP VALUE EQUITY FUND               1.15%
   TAX SENSITIVE GROWTH STOCK FUND           1.15%
   VALUE INCOME STOCK FUND                   0.80%
   VANTAGE FUND                              1.50%

For its advisory services to the Strategic Quantitative Equity Fund, the Adviser is entitled to receive advisory fees at an annual rate of 1.15% of the Fund's average daily net assets.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote

                                                                  PROSPECTUS 59
--------------------------------------------------------------------------------
                                                             PORTFOLIO MANAGERS
--------------------------------------------------------------------------------


their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS

Each of the Funds, except the Life Vision Funds, is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager. Each of the Life Vision Funds is managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in January 1997. He has more than 18 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000, after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the STRATEGIC QUANTITATIVE EQUITY FUND since it began operating in August 2003. He has more than 10 years of investment experience.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and the INTERNATIONAL EQUITY FUND since May 2000. He has also co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 9 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1983. Mr. Denney has co-managed the fixed income portion of the BALANCED FUND since it began operating in January 1994. He has more than 26 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 16 years of investment experience.

Mr. Alan S. Kelley has served as Vice President of Trusco since September 1999. He has managed the INFORMATION AND TECHNOLOGY FUND since it began operating in September 1999 and the VANTAGE FUND since it began operating in November 2001. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 9 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the fixed income portion of the BALANCED FUND since May 2003. He has more than 33 years of investment experience.

Mr. Dan Lewis, MBA, has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager of STI since 1993. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 11 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 19 years of investment experience.

60 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the equity portion of the BALANCED FUND since June 2000. Mr. Rhodes has also managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 30 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 21 years of investment experience.

Mr. Kevin Shea, CFA, has served as a Portfolio Manager since joining Trusco in February 2003. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Shea founded D.A. Capital Management in May 2001 and worked at Invesco Capital Management, Inc. from September 1999 to April 2001 where he managed mid cap products. From 1995 to August 1999, Mr. Shea worked at John Hancock Funds. He has more than 7 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has managed the TAX SENSITIVE GROWTH STOCK FUND since October 2002. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for DePrince, Race and Zollo from October 1998 to April 2002 and Senior Vice President and Managing Director of STI from January 1980 to September 1998. He has more than 23 years of investment experience.

Mr. Don Wordell, MBA, has served as a Portfolio Manager since joining Trusco in 1996. In addition, Mr. Wordell is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 7 years of investment experience.

[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") T Shares of the Funds.



HOW TO PURCHASE FUND SHARES


The Funds offer T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR

                                                                  PROSPECTUS 61
--------------------------------------------------------------------------------
                                             PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



MINIMUM PURCHASES

To purchase T Shares of the Vantage Fund for the first time, you must invest at least $25,000 in the Fund. The Vantage Fund may accept investments of smaller amounts at its discretion.


CUSTOMER IDENTIFICATION


FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

62 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.



HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.


Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.



RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request, but it may take up to seven days.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.



SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.



TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.



MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

o Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

                                                                  PROSPECTUS 63
--------------------------------------------------------------------------------
                                                    DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund (other than the International Equity Fund or the International Equity Index
Fund) within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase T shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, all Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

The International Equity Fund and the International Equity Index Fund will charge a 2% redemption fee on shares redeemed or exchanged within 60 days of purchase. Shares held for 60 days or more are not subject to the redemption fee. This policy applies only to shares purchased on or after September 1, 2003. Shares you have held the longest will always be redeemed first. If you transfer your shares to a different account registration, the shares will retain their original purchase date for redemption fee purposes. If you transfer less than 100% of your account balance, the redemption fee status of your shares will be carried over on a proportionate basis. Waiver of the redemption fee may be granted at the discretion of the Funds. The Funds reserve the right to modify its redemption fee policies at any time without advance notice to shareholders and may restrict or refuse purchase or exchange requests by investors who seem to follow a short-term trading pattern that may adversely affect a Fund.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.


DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.



DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:


QUARTERLY
--------------------------------------------------------------------------------
BALANCED FUND
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND

LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

MID-CAP EQUITY FUND
MID-CAP VALUE EQUITY FUND
SMALL CAP GROWTH STOCK FUND

SMALL CAP VALUE EQUITY FUND
STRATEGIC QUANTITATIVE EQUITY FUND

TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND
VANTAGE FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

64 PROSPECTUS
--------------------------------------------------------------------------------
TAXES
--------------------------------------------------------------------------------

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receives your written notice. To cancel your election, simply send the Funds written notice.



TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                       This page intentionally left blank.

66 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

                                                NET REALIZED
              NET ASSET           NET                AND                          DIVIDENDS
               VALUE,         INVESTMENT      UNREALIZED GAINS                    FROM NET      DISTRIBUTIONS
              BEGINNING         INCOME            (LOSSES)         TOTAL FROM    INVESTMENT     FROM REALIZED    TOTAL DIVIDENDS
              OF PERIOD         (LOSS)         ON INVESTMENTS      OPERATIONS      INCOME       CAPITAL GAINS   AND DISTRIBUTIONS
              ---------       ----------      ----------------     ----------    ----------     -------------   -----------------
-------------
BALANCED FUND
-------------
  T Shares
    2003        $12.18          $ 0.20             $(0.23)           $(0.03)      $(0.23)          $   --            $(0.23)
    2002         13.18            0.23              (0.65)            (0.42)       (0.24)           (0.34)            (0.58)
    2001         13.37            0.30               0.12              0.42        (0.31)           (0.30)            (0.61)
    2000         13.26            0.32               0.33              0.65        (0.30)           (0.24)            (0.54)
    1999         13.09            0.28               1.09              1.37        (0.28)           (0.92)            (1.20)

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  T Shares
    2003(1)     $12.24          $(0.03)            $(1.19)           $(1.22)      $   --           $   --            $   --
    2002         13.89           --                 (1.53)            (1.53)          --            (0.12)            (0.12)
    2001         17.12           (0.05)             (0.38)            (0.43)          --            (2.80)            (2.80)
    2000         16.62            0.02               1.40              1.42           --            (0.92)            (0.92)
    1999         16.48            0.05               2.70              2.75        (0.06)           (2.55)            (2.61)

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  T Shares
    2003        $13.80          $ 0.13             $(1.60)           $(1.47)      $(0.12)          $   --            $(0.12)
    2002         15.05            0.09              (1.26)            (1.17)       (0.08)              --             (0.08)
    2001         15.53            0.07              (0.04)             0.03        (0.08)           (0.43)            (0.51)
    2000         16.09            0.11               0.55              0.66        (0.10)           (1.12)            (1.22)
    1999(2)      15.10            0.04               1.97              2.01        (0.02)           (1.00)            (1.02)
    For the year ended November 30:
    1998         16.55            0.09               1.64              1.73        (0.09)           (3.09)            (3.18)

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  T Shares
    2003(1)     $ 8.06          $(0.04)            $(1.95)           $(1.99)      $   --           $   --            $   --
    2002         13.34            0.01              (5.29)            (5.28)          --               --                --
    2001         15.87           (0.08)             (2.45)            (2.53)          --               --                --
    2000(3)      10.00           (0.04)              5.91              5.87           --               --                --

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  T Shares
    2003        $ 9.31          $ 0.07             $(1.32)           $(1.25)      $(0.06)          $   --            $(0.06)
    2002         10.19            0.19              (1.07)            (0.88)          --               --                --
    2001         12.56              --              (1.22)            (1.22)       (0.04)           (1.11)            (1.15)
    2000         12.97           (0.10)              1.42              1.32        (0.07)           (1.66)            (1.73)
    1999         15.00              --              (1.14)            (1.14)       (0.05)           (0.84)            (0.89)

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share data calculated using average shares outstanding method.
(2) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(3) T Shares were offered beginning on September 30, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFunds Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

   Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 67
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                           RATIO OF
                                                                                         RATIO OF       NET INVESTMENT
                                                                      RATIO OF NET      EXPENSES TO    INCOME (LOSS) TO
                                                       RATIO OF NET    INVESTMENT       AVERAGE NET       AVERAGE NET
                NET ASSET                 NET ASSETS,   EXPENSES TO   INCOME (LOSS)  ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
               VALUE, END      TOTAL        END OF        AVERAGE      TO AVERAGE       WAIVERS AND       WAIVERS AND      TURNOVER
                OF PERIOD    RETURN +    PERIOD (000)   NET ASSETS     NET ASSETS     REIMBURSEMENT)     REIMBURSEMENT)       RATE
               ----------    --------    ------------  ------------   ------------   ----------------- ------------------  ---------
-------------
BALANCED FUND
-------------
  T Shares
    2003         $11.92      (0.14)%   $  228,475          1.02%         1.74%             1.05%             1.71%             102%
    2002          12.18      (3.29)       241,604          1.02          1.78              1.05              1.75               95
    2001          13.18       3.24        209,316          1.01          2.24              1.05              2.20               99
    2000          13.37       5.02        223,634          0.97          2.39              1.07              2.29              182
    1999          13.26      10.98        251,752          0.97          2.19              1.06              2.10              179

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  T Shares
    2003(1)      $11.02      (9.97)%   $1,090,549          1.22%        (0.32)%            1.24%            (0.34)%             69%
    2002          12.24     (11.06)     1,204,445          1.22         (0.54)             1.24             (0.56)              75
    2001          13.89      (3.74)     1,177,933          1.21         (0.29)             1.24             (0.32)              75
    2000          17.12       8.98      1,296,927          1.17          0.10              1.26              0.01              129
    1999          16.62      17.83      1,966,842          1.17          0.29              1.26              0.20              147

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  T Shares
    2003         $12.21     (10.58)%   $  598,862          0.99%         1.05%             0.99%             1.05%              52%
    2002          13.80      (7.80)       792,557          0.99          0.63              0.99              0.63               68
    2001          15.05       0.11        867,664          0.99          0.49              0.99              0.49               73
    2000          15.53       4.11        885,109          1.01          0.76              1.01              0.76               53
    1999(2)       16.09      14.24        634,279          1.14          0.49              1.43              0.20               31
    For the year ended November 30:
    1998          15.10      13.64        577,042          1.03          0.63              1.21              0.45               71

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  T Shares
    2003(1)      $ 6.07     (24.69)%   $   11,789          1.25%        (0.72)%            1.25%            (0.72)%          1,259%
    2002           8.06     (39.58)        32,068          1.19         (0.92)             1.19             (0.92)           1,102
    2001          13.34     (15.94)        87,045          1.20         (0.45)             1.21             (0.46)             750
    2000(3)       15.87      58.70        106,425          1.20         (0.54)             1.34             (0.68)             250

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  T Shares
    2003         $ 8.00     (13.40)%   $  191,041          1.46%         0.83%             1.46%             0.83%              89%
    2002           9.31      (8.64)       252,991          1.48          0.48              1.48              0.48              102
    2001          10.19     (10.79)       208,120          1.45          0.50              1.45              0.50               68
    2000          12.56      10.58        299,100          1.48          0.59              1.48              0.59              179
    1999          12.97      (7.43)       573,255          1.47          0.68              1.52              0.63              161

68 PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

                                                NET REALIZED
              NET ASSET           NET                AND                          DIVIDENDS
               VALUE,         INVESTMENT      UNREALIZED GAINS                    FROM NET      DISTRIBUTIONS
              BEGINNING         INCOME            (LOSSES)         TOTAL FROM    INVESTMENT     FROM REALIZED    TOTAL DIVIDENDS
              OF PERIOD         (LOSS)         ON INVESTMENTS      OPERATIONS      INCOME       CAPITAL GAINS   AND DISTRIBUTIONS
             ----------       ----------      ----------------     ----------    ----------     -------------   -----------------
-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  T Shares
    2003(1)     $ 9.76            $0.10            $(1.43)           $(1.33)      $(0.04)          $   --            $(0.04)
    2002         11.18             0.04             (1.43)            (1.39)       (0.03)              --             (0.03)
    2001         13.97             0.06             (2.69)            (2.63)       (0.07)           (0.09)            (0.16)
    2000         11.82             0.16              2.13              2.29        (0.03)           (0.11)            (0.14)
    1999         13.31             0.09              0.85              0.94        (0.24)           (2.19)            (2.43)

----------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003        $ 9.57            $0.03            $(1.02)           $(0.99)      $(0.03)          $   --            $(0.03)
    2002         10.31             0.02             (0.74)            (0.72)       (0.02)              --             (0.02)
    2001         11.61             0.11              0.23              0.34        (0.12)           (1.52)            (1.64)
    2000         11.31             0.05              0.74              0.79        (0.05)           (0.44)            (0.49)
    1999(2)      11.32             0.02              1.13              1.15        (0.01)           (1.15)            (1.16)
    For the year ended November 30:
    1998         10.65             0.03              0.67              0.70        (0.03)              --             (0.03)

----------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003        $ 9.98            $0.13            $(0.65)           $(0.52)      $(0.13)          $   --            $(0.13)
    2002         10.42             0.12             (0.43)            (0.31)       (0.13)              --             (0.13)
    2001         10.50             0.24              0.40              0.64        (0.25)           (0.47)            (0.72)
    2000         10.33             0.07              0.52              0.59        (0.17)           (0.25)            (0.42)
    1999(2)      11.06             0.08              0.69              0.77        (0.06)           (1.44)            (1.50)
    For the year ended November 30:
    1998         10.51             0.18              0.56              0.74        (0.18)           (0.01)            (0.19)

--------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
--------------------------------------------
  T Shares
    2003        $ 9.40            $0.16            $(0.38)           $(0.22)      $(0.16)          $   --            $(0.16)
    2002          9.73             0.17             (0.32)            (0.15)       (0.18)              --             (0.18)
    2001         10.61             0.32              0.20              0.52        (0.34)           (1.06)            (1.40)
    2000         10.80             0.33              0.13              0.46        (0.21)           (0.44)            (0.65)
    1999(2)      11.01             0.11              0.56              0.67        (0.09)           (0.79)            (0.88)
    For the year ended November 30:
    1998         10.46             0.24              0.58              0.82        (0.24)           (0.03)            (0.27)

-------------------
MID-CAP EQUITY FUND
-------------------
  T Shares
    2003(1)     $ 9.79           $(0.03)           $(1.02)*          $(1.05)*     $   --           $   --            $   --
    2002         10.95             0.01             (1.17)            (1.16)          --               --                --
    2001         14.10            (0.03)            (0.61)            (0.64)          --            (2.51)            (2.51)
    2000         12.68            (0.04)             2.32              2.28           --            (0.86)            (0.86)
    1999         13.79             0.01              0.07              0.08           --            (1.19)            (1.19)

-------------------------
MID-CAP VALUE EQUITY FUND
-------------------------
  T Shares
    2003        $10.95            $0.05            $(2.16)           $(2.11)      $(0.04)          $(0.18)           $(0.22)
    2002(3)      10.00             0.02              0.94              0.96        (0.01)              --             (0.01)

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Includes redemption fees of $0.01.
(1) Per share data calculated using average shares outstanding method.
(2) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(3) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(A) On May 24, 1999 the CrestFunds Life Vision Maximum Growth, CrestFunds Life Vision Growth and Income, and CrestFunds Life Vision Balanced Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Aggressive Growth, Life Vision Growth and Income, and Life Vision Moderate Growth Funds, respectively. The CrestFunds Life Vision Maximum Growth, CrestFunds Life Vision Growth and Income, and CrestFunds Life Vision Balanced Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.
(C) Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the STI Classic Funds in which the Life Vision Funds invest.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 69
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         RATIO OF
                                                                                        RATIO OF       NET INVESTMENT
                                                                      RATIO OF NET    EXPENSES TO     INCOME (LOSS) TO
                                                        RATIO OF NET    INVESTMENT     AVERAGE NET       AVERAGE NET
               NET ASSET                 NET ASSETS,   EXPENSES TO    INCOME (LOSS) ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
              VALUE, END      TOTAL        END OF        AVERAGE       TO AVERAGE      WAIVERS AND       WAIVERS AND      TURNOVER
               OF PERIOD    RETURN +    PERIOD (000)   NET ASSETS      NET ASSETS     REIMBURSEMENT)    REIMBURSEMENT)       RATE
              ----------    --------    ------------  ------------    ------------   ---------------- ------------------  ---------
-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  T Shares
    2003(1)     $ 8.39      (13.63)%      $248,770        1.03%            1.26%           1.12%              1.17%          25%
    2002          9.76      (12.43)        287,944        1.04             0.63            1.12               0.55           35
    2001         11.18      (18.90)        236,862        1.06             0.40            1.09               0.37           13
    2000         13.97       19.36         340,853        1.07             0.83            1.18               0.72            9
    1999         11.82        7.87          74,616        1.07             0.69            1.17               0.59           32

----------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003        $ 8.55      (10.36)%      $ 28,681        0.25%            0.33%           0.40%              0.18%          50%
    2002          9.57       (6.96)         34,398        0.25             0.17            0.41               0.01          101
    2001         10.31        3.07          23,936        0.25             1.05            0.43               0.87          202
    2000         11.61        7.25          18,412        0.25             0.48            0.44               0.29          183
    1999(2)      11.31       10.99          18,699        0.27             0.28            0.63              (0.08)          33
    For the year ended November 30:
    1998         11.32        6.53          16,230        0.25             0.23            0.66              (0.18)          75

----------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003        $ 9.33       (5.16)%      $ 59,449        0.25%            1.46%           0.37%              1.34%         139%
    2002          9.98        2.97)         77,395        0.25             1.25            0.39               1.11          166
    2001         10.42        6.31          37,550        0.25             2.41            0.39               2.27          286
    2000         10.50        5.81          30,473        0.25             1.77            0.42               1.60          189
    1999(2)      10.33        7.75          21,950        0.27             1.38            0.60               1.05           40
    For the year ended November 30:
    1998         11.06        7.12          19,042        0.25             1.68            0.59               1.34           57

--------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
--------------------------------------------
  T Shares
    2003        $ 9.02       (2.21)%      $ 93,722        0.25%            1.87%           0.36%              1.76%         101%
    2002          9.40       (1.52)         88,592        0.25             1.81            0.36               1.70          202
    2001          9.73        5.28          73,429        0.25             3.04            0.37               2.92          247
    2000         10.61        4.46          69,622        0.25             2.19            0.37               2.07          151
    1999(2)      10.80        6.35          88,188        0.27             1.90            0.42               1.75           48
    For the year ended November 30:
    1998         11.01        7.90          93,211        0.25             2.21            0.42               2.04           52

-------------------
MID-CAP EQUITY FUND
-------------------
  T Shares
    2003(1)     $ 8.74      (10.73)%      $118,092        1.22%           (0.31)%          1.25%             (0.34)%        144%
    2002          9.79      (10.59)        171,813        1.22            (0.18)           1.24              (0.20)          87
    2001         10.95       (6.92)        156,111        1.21            (0.24)           1.25              (0.28)         100
    2000         14.10       19.10         206,545        1.17               --            1.25              (0.08)         131
    1999         12.68        1.61         254,055        1.17            (0.47)           1.28              (0.58)          76

-------------------------
MID-CAP VALUE EQUITY FUND
-------------------------
  T Shares
    2003        $ 8.62      (19.05)%      $ 99,854        1.25%            0.63%           1.35%              0.53%          71%
    2002(3)      10.95        9.65         174,859        1.27             0.29            1.37               0.19           30

70 PROSPECTUS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31,
For a Share Outstanding Throughout the Periods



                                                NET REALIZED
              NET ASSET           NET               AND                             DIVIDENDS
               VALUE,         INVESTMENT      UNREALIZED GAINS                       FROM NET      DISTRIBUTIONS
              BEGINNING         INCOME            (LOSSES)         TOTAL FROM       INVESTMENT     FROM REALIZED   TOTAL DIVIDENDS
              OF PERIOD         (LOSS)         ON INVESTMENTS      OPERATIONS         INCOME       CAPITAL GAINS  AND DISTRIBUTIONS
             ------------    ------------     ----------------     ----------       -----------    -------------  -----------------
---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  T Shares
    2003(1)     $17.28           $(0.12)           $(1.72)           $(1.84)          $   --           $(0.25)           $(0.25)
    2002         18.37               --             (1.02)            (1.02)              --            (0.07)            (0.07)
    2001         18.30            (0.18)             1.71              1.53               --            (1.46)            (1.46)
    2000         14.55            (0.08)             4.02              3.94               --            (0.19)            (0.19)
    1999(2)      10.00            (0.05)             4.62              4.57               --            (0.02)            (0.02)

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  T Shares
    2003        $14.54           $ 0.08            $(0.82)           $(0.74)          $(0.07)          $   --            $(0.07)
    2002         12.21             0.08              2.35              2.43            (0.10)              --             (0.10)
    2001          9.13             0.17              3.07              3.24            (0.16)              --             (0.16)
    2000          9.70             0.13             (0.59)            (0.46)           (0.11)              --             (0.11)
    1999         12.88             0.13             (2.57)            (2.44)           (0.13)           (0.61)            (0.74)

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  T Shares
    2003(1)     $23.25           $   --            $(2.47)           $(2.47)          $   --           $   --            $   --
    2002         26.74            (0.02)            (3.47)            (3.49)              --               --                --
    2001         33.10            (0.03)            (6.33)            (6.36)              --               --                --
    2000         29.96             0.02              3.12              3.14               --               --                --
    1999(3)      25.61             0.02              4.34              4.36            (0.01)              --             (0.01)

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  T Shares
    2003        $11.05           $ 0.15            $(1.33)           $(1.18)          $(0.14)          $   --            $(0.14)
    2002         11.61             0.12             (0.56)            (0.44)           (0.12)              --             (0.12)
    2001         10.38             0.19              1.24              1.43            (0.20)              --             (0.20)
    2000         12.85             0.23             (1.49)            (1.26)           (0.22)           (0.99)            (1.21)
    1999         13.90             0.24              1.02              1.26            (0.24)           (2.07)            (2.31)

------------
VANTAGE FUND
------------
  T Shares
    2003        $ 9.65           $(0.12)           $(1.08)           $(1.20)          $   --           $   --            $   --
    2002(4)      10.00            (0.03)            (0.32)            (0.35)              --               --                --

 + Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
 *  Includes dividends on securities sold short.
(1) Per share data calculated using average shares outstanding method.
(2) Shares were offered beginning on October 8, 1998. All ratios for the period have been annualized.
(3) T Shares were offered beginning on December 11, 1998. All ratios for the period have been annualized.
(4) T Shares were offered beginning November 30, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 71
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         RATIO OF
                                                                                        RATIO OF      NET INVESTMENT
                                                                     RATIO OF NET      EXPENSES TO   INCOME (LOSS) TO
                                                     RATIO OF NET     INVESTMENT       AVERAGE NET      AVERAGE NET
            NET ASSET                NET ASSETS,      EXPENSES TO    INCOME (LOSS)  ASSETS (EXCLUDING ASSETS (EXCLUDING  PORTFOLIO
           VALUE, END     TOTAL       END OF           AVERAGE       TO AVERAGE       WAIVERS AND       WAIVERS AND      TURNOVER
            OF PERIOD    RETURN +   PERIOD (000)      NET ASSETS      NET ASSETS     REIMBURSEMENT)    REIMBURSEMENT)       RATE
            ---------    --------   ------------     ------------    ------------   ----------------- ----------------   ----------
---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  T Shares
    2003(1)   $15.19     (10.50)%   $  567,714           1.24%           (0.87)%          1.24%            (0.87)%         96%
    2002       17.28      (5.55)       593,211           1.25            (1.01)           1.25             (1.01)         100
    2001       18.37       8.33        508,857           1.24            (0.95)           1.25             (0.96)         112
    2000       18.30      27.24        431,478           1.20            (0.86)           1.23             (0.89)         110
    1999(2)    14.55      45.70        152,290           1.20            (0.48)           1.49             (0.77)          75

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  T Shares
    2003      $13.73      (5.09)%   $  518,468           1.24%           0.64%            1.24%             0.64%          29%
    2002       14.54      20.06        614,199           1.25             0.67            1.25              0.67           29
    2001       12.21      35.90        401,900           1.25             1.72            1.25              1.72           86
    2000        9.13      (4.72)       212,074           1.22             1.31            1.25              1.28           65
    1999        9.70     (18.72)       301,984           1.22             1.27            1.27              1.22           63

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  T Shares
    2003(1)   $20.78     (10.62)%   $  198,429           1.24%           (0.01)%          1.24%            (0.01)%         58%
    2002       23.25     (13.05)       244,707           1.24            (0.10)           1.24             (0.10)          69
    2001       26.74     (19.21)       460,311           1.24            (0.10)           1.25             (0.11)         103
    2000       33.10      10.48        710,179           1.20             0.13            1.26              0.07           30
    1999(3)    29.96      17.04        223,543           1.20             0.21            1.34              0.07           18

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  T Shares
    2003      $ 9.73     (10.54)%   $  681,899           0.89%           1.68%            0.89%             1.68%          46%
    2002       11.05      (3.68)       686,014           0.90            1.13             0.90              1.13           60
    2001       11.61      14.09        704,842           0.90            1.70             0.90              1.70           77
    2000       10.38     (10.52)       921,797           0.89            2.02             0.89              2.02           62
    1999       12.85      11.13      1,589,951           0.92            1.91             0.92              1.91           69

------------
VANTAGE FUND
------------
  T Shares
    2003      $ 8.45     (12.44)%   $    4,195           2.15%*          (0.68)%          2.25%*           (0.78)%      3,249%
    2002(4)     9.65      (3.50)         8,816           2.03*           (0.78)           2.13*            (0.88)       1,063

72 PROSPECTUS
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 73
--------------------------------------------------------------------------------
                                                                          NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.



                                                                   100093/10-03;
                                                                 STI-PS-013-0400

[Compass Graphic Omitted]


STI CLASSIC FUNDS-EQUITY FUNDS
A SHARES (FORMERLY INVESTOR SHARES)
L SHARES (FORMERLY FLEX SHARES)

PROSPECTUS

OCTOBER 1, 2003




    BALANCED FUND

    CAPITAL APPRECIATION FUND

    GROWTH AND INCOME FUND

    INFORMATION AND TECHNOLOGY FUND

    INTERNATIONAL EQUITY FUND

    INTERNATIONAL EQUITY INDEX FUND

    MID-CAP EQUITY FUND

    MID-CAP VALUE EQUITY FUND

    SMALL CAP GROWTH STOCK FUND

    SMALL CAP VALUE EQUITY FUND

    STRATEGIC QUANTITATIVE EQUITY FUND

    TAX SENSITIVE GROWTH STOCK FUND

    VALUE INCOME STOCK FUND

    VANTAGE FUND


INVESTMENT ADVISER
TO THE FUNDS:

TRUSCO CAPITAL MANAGEMENT, INC.
(the "Adviser")


[STI Logo Omitted]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the A Shares and L Shares of the Equity Funds that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and L Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.


A SHARES
o Front-end sales charge
o 12b-1 fees
o $2,000 minimum initial investment

L SHARES
o Contingent deferred sales charge
o Higher 12b-1 fees
o $5,000 minimum initial investment


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

 2    BALANCED FUND

 5    CAPITAL APPRECIATION FUND

 8    GROWTH AND INCOME FUND

11    INFORMATION AND TECHNOLOGY FUND

14    INTERNATIONAL EQUITY FUND

17    INTERNATIONAL EQUITY INDEX FUND

20    MID-CAP EQUITY FUND

23    MID CAP VALUE EQUITY FUND

26    SMALL CAP GROWTH STOCK FUND

29    SMALL CAP VALUE EQUITY FUND

32    STRATEGIC QUANTITATIVE EQUITY FUND

34    TAX SENSITIVE GROWTH STOCK FUND

37    VALUE INCOME STOCK FUND

40    VANTAGE FUND

44    MORE INFORMATION ABOUT RISK

45    MORE INFORMATION ABOUT FUND INVESTMENTS

46    INVESTMENT ADVISER

46    PORTFOLIO MANAGERS

47    PURCHASING, SELLING AND EXCHANGING FUND SHARES

54    DIVIDENDS AND DISTRIBUTIONS

55    TAXES

56    FINANCIAL HIGHLIGHTS

BACK  HOW TO OBTAIN MORE INFORMATION ABOUT
COVER THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR BILL GRAPHIC OMITTED SALES CHARGES
--------------------------------------------------------------------------------

OCTOBER 1, 2003

                                                                   PROSPECTUS 1
--------------------------------------------------------------------------------
                                                            CUSIP/TICKER SYMBOLS
--------------------------------------------------------------------------------

FUND NAME                                     CLASS             INCEPTION*              TICKER                     CUSIP
------------------------------------------------------------------------------------------------------------------------------------

Balanced Fund                               A Shares              1/3/94                 STBLX                    784766727
Balanced Fund                               L Shares             6/14/95                 SCBFX                    784766446
Capital Appreciation Fund                   A Shares              6/9/92                 STCIX                    784766859
Capital Appreciation Fund                   L Shares              6/1/95                 STCFX                    784766479
Growth and Income Fund                      A Shares              5/7/93                 CFVIX                    784766180
Growth and Income Fund                      L Shares              4/5/95                 CVIBX                    784766172
Information and Technology Fund             A Shares             9/30/03                    --                    784767451
Information and Technology Fund             L Shares             1/24/00                 STEFX                    784767824
International Equity Fund                   A Shares              1/2/96                 SCIIX                    784766396
International Equity Fund                   L Shares              1/2/96                 SIEFX                    784766412
International Equity Index Fund             A Shares              6/6/94                 SIIIX                    784766586
International Equity Index Fund             L Shares              6/8/95                 SIIFX                    784766420
Mid-Cap Equity Fund                         A Shares             1/31/94                 SCAIX                    784766743
Mid-Cap Equity Fund                         L Shares              6/5/95                 SCMEX                    784766453
Mid-Cap Value Equity Fund                   A Shares             9/30/03                    --                    784767444
Mid-Cap Value Equity Fund                   L Shares            11/30/01                 SMVFX                    784767717
Small Cap Growth Stock Fund                 A Shares            12/10/99                 SCGIX                    784766255
Small Cap Growth Stock Fund                 L Shares             10/8/98                 SSCFX                    784766248
Small Cap Value Equity Fund                 A Shares             9/30/03                    --                    784767436
Small Cap Value Equity Fund                 L Shares              6/6/97                 STCEX                    784766321
Strategic Quantitative Equity Fund          A Shares             9/30/03                    --                    784767428
Strategic Quantitative Equity Fund          L Shares             9/30/03                    --                    784767410
Tax Sensitive Growth Stock Fund             A Shares             9/30/03                    --                    784767394
Tax Sensitive Growth Stock Fund             L Shares            12/15/98                 STTFX                    784766214
Value Income Stock Fund                     A Shares             2/17/93                 SVIIX                    784766842
Value Income Stock Fund                     L Shares              6/1/95                 SVIFX                    784766461
Vantage Fund                                A Shares             9/30/03                    --                    784767386
Vantage Fund                                L Shares             3/11/02                 STVFX                    784767667
------------------------------------------------------------------------------------------------------------------------------------

* THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER "PERFORMANCE INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.

--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             Capital appreciation and current income
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS
    PRIMARY                                 U.S. common stocks
    SECONDARY                               Bonds
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with a history of earnings growth and bonds with minimal risk
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value
------------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      1995                     25.08%
                      1996                     11.85%
                      1997                     20.71%
                      1998                     19.21%
                      1999                      4.31%
                      2000                      4.44%
                      2001                     -0.07%
                      2002                     -8.85%

            BEST QUARTER              WORST QUARTER
               12.52%                    -6.01%
             (12/31/98)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 4.88%.

                                                                   PROSPECTUS 3
--------------------------------------------------------------------------------
                                                                   BALANCED FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 60/40 BLEND OF THE S&P 500(R) INDEX AND THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -12.24%       2.63%        6.94%
--------------------------------------------------------------------------------
Fund Returns
After Taxes
on Distributions       -12.79%       1.17%        4.90%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares     -7.51%       1.60%        4.79%
--------------------------------------------------------------------------------
Hybrid 60/40
Blend of the
Following Market
Benchmarks              -9.53%       3.14%        8.81%
--------------------------------------------------------------------------------
   S&P 500(R) Index
   (reflects no
   deduction for
   fees, expenses
   or taxes)           -22.10%      -0.58%        9.26%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Government/
   Credit Index (reflects
   no deduction for
   fees, expenses
   or taxes)            11.02%       7.61%        7.23%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE A SHARES ON JANUARY 3, 1994. BENCHMARK RETURNS SINCE DECEMBER 31, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).






L SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -11.35%       2.64%        7.10%
--------------------------------------------------------------------------------
Hybrid 60/40
Blend of the
Following Market
Benchmarks              -9.53%       3.14%        8.63%
--------------------------------------------------------------------------------
   S&P 500(R) Index
   (reflects no
   deduction  for
   fees, expenses
   or taxes)           -22.10%      -0.58%        8.56%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Government/
   Credit Index (reflects
   no deduction for
   fees, expenses
   or taxes)            11.02%       7.61%        7.68%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON JUNE 14, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds.

4  PROSPECTUS
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%               None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None                2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             0.95%              0.95%
Distribution and Service (12b-1) Fees                                                                0.28%              1.00%
Other Expenses                                                                                       0.32%              0.23%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      1.55%*             2.18%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       Balanced Fund - A Shares        1.33%
                                       Balanced Fund - L Shares        2.09%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $527       $846     $1,188    $2,151
L Shares               $421       $682     $1,169    $2,513

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $527       $846     $1,188    $2,151
L Shares               $221       $682     $1,169    $2,513

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             Capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment
------------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


 [LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      1993                      9.27%
                      1994                     -8.01%
                      1995                     30.33%
                      1996                     19.50%
                      1997                     30.34%
                      1998                     27.26%
                      1999                      9.06%
                      2000                      0.94%
                      2001                     -7.11%
                      2002                    -22.48%

            BEST QUARTER              WORST QUARTER
               22.78%                    -15.10%
             (12/31/98)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.24%.

6  PROSPECTUS
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R) INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -25.39%      -0.59%        7.08%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions          -25.39%      -2.49%        4.33%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    -15.59%      -0.49%        5.00%
--------------------------------------------------------------------------------
S&P 500(R) Index
(reflects no deduction
for fees, expenses
or taxes)              -22.10%      -0.58%        9.34%
--------------------------------------------------------------------------------



L SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -24.39%      -0.31%        7.76%
--------------------------------------------------------------------------------
S&P 500(R)Index
(reflects no deduction
for fees, expenses
or taxes)              -22.10%      -0.58%        8.56%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON JUNE 1, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                                    PROSPECTUS 7
--------------------------------------------------------------------------------
                                                       CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES
   CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."


ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.15%              1.15%
Distribution and Service (12b-1) Fees                                                                0.68%              1.00%
Other Expenses                                                                                       0.17%              0.30%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      2.00%*             2.45%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       Capital Appreciation Fund - A Shares     1.88%
                                       Capital Appreciation Fund - L Shares     2.35%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $570       $979     $1,412    $2,615
L Shares               $448       $764     $1,306    $2,786

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $570       $979     $1,412    $2,615
L Shares               $248       $764     $1,306    $2,786


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

8  PROSPECTUS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Long-term capital appreciation
    SECONDARY                               Current income
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of companies with market capitalizations of at least
                                            $1.5 billion with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole
------------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      1994                     -0.91%
                      1995                     29.45%
                      1996                     19.12%
                      1997                     27.58%
                      1998                     18.25%
                      1999                     14.10%
                      2000                      1.30%
                      2001                     -6.84%
                      2002                    -19.84%

            BEST QUARTER              WORST QUARTER
               17.35%                    -18.56%
              (6/30/97)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.87%.

                                                                   PROSPECTUS 9
--------------------------------------------------------------------------------
                                                          GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -22.85%      -0.36%        7.56%
--------------------------------------------------------------------------------
Fund Returns
After Taxes
on Distributions       -23.07%      -1.29%        5.20%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    -14.02%      -0.35%        5.34%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index (reflects
no deduction for
fees, expenses
or taxes)              -20.85%      -0.85%        8.77%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE A SHARES ON MAY 7, 1993. BENCHMARK RETURNS SINCE APRIL 30, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


L SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -22.07%      -0.35%        7.37%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index (reflects
no deduction for
fees, expenses
or taxes)              -20.85%      -0.85%        8.62%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON APRIL 5, 1995. BENCHMARK RETURNS SINCE MARCH 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

10 PROSPECTUS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             0.90%              0.90%
Distribution and Service (12b-1) Fees                                                                0.25%              1.00%
Other Expenses                                                                                       0.23%              0.30%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      1.38%*             2.20%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS
   IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH
   THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       Growth and Income Fund - A Shares        1.18%
                                       Growth and Income Fund - L Shares        1.93%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $510       $796     $1,102    $1,970
L Shares               $423       $688     $1,180    $2,534

IF YOU DO NOT SELL YOUR shares at the end of the period:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $510       $796     $1,102    $1,970
L Shares               $223       $688     $1,180    $2,534


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 11
--------------------------------------------------------------------------------
                                                 INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             Long-term capital growth
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Common stocks of companies benefiting from information and technology
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Very high
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies benefiting from technology and information to achieve above average growth
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors with long-term investment goals who are willing to accept significant volatility for the possibility of higher returns
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Information and Technology Fund invests at least 80% of its net assets in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser uses a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations that are significantly higher than average. As a result, the Fund's net asset value (NAV) may be more volatile than other, broadly diversified equity funds.

12 PROSPECTUS
--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. L Shares were offered beginning on January 24, 2000. Performance between September 30, 1999 and January 24, 2000 is that of T Shares of the Fund, and has not been adjusted to reflect L Share expenses. If it had been, performance would have been lower.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S L SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      2000                     -17.56%
                      2001                     -27.41%
                      2002                     -50.38%

            BEST QUARTER              WORST QUARTER
               27.10%                    -33.09%
             (12/31/01)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 13.10%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


L SHARES                            1 YEAR   SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                       -51.37%      -18.26%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions                      -51.37%      -18.26%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares                -31.54%      -13.87%
--------------------------------------------------------------------------------
Goldman Sachs
Technology Composite
Index (reflects no
deduction for fees,
expenses or taxes)                 -40.27%      -25.95%
--------------------------------------------------------------------------------
Lipper Science &
Technology Funds
Objective (reflects
no deduction
for taxes)                         -43.01%      -24.79%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON SEPTEMBER 30, 1999.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected technology funds. The Lipper Science and Technology Funds Objective is an average of funds that invest 65% of their equity portfolio in science and technology stocks. The number of funds in the Objective varies.

                                                                  PROSPECTUS 13
--------------------------------------------------------------------------------
                                                 INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.10%              1.10%
Distribution and Service (12b-1) Fees                                                                0.55%              1.00%
Other Expenses                                                                                       0.40%*             0.90%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      2.05%**            3.00%***

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
   BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A
   SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE
   WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                Information and Technology Fund - A Shares 1.72%
***THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                Information and Technology Fund - L Shares 2.25%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $575       $994       N/A       N/A
L Shares               $503       $927     $1,577    $3,318

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $575       $994       N/A       N/A
L Shares               $303       $927     $1,577    $3,318


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

14 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with good fundamentals or a history of consistent growth
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that foreign common stocks may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                  PROSPECTUS 15
--------------------------------------------------------------------------------
                                                       INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 1, 1995. Performance prior to December 1, 1995 is that of the Adviser's similarly managed collective investment fund, which began operations on January 31, 1995. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower. A Shares and L Shares were offered beginning January 2, 1996. Performance between December 1, 1995 and January 2, 1996 is that of T Shares of the Fund, and has not been adjusted to reflect A Share or L Share expenses. If it had been, performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHICOMITTED]
                       Plot points are as follows:

                      1996                     21.58%
                      1997                     13.01%
                      1998                     10.69%
                      1999                      9.05%
                      2000                     -3.74%
                      2001                     -17.99%
                      2002                     -17.30%

            BEST QUARTER              WORST QUARTER
               16.74%                    -19.71%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.32%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST (MSCI(R) EAFE(R)) INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                           SINCE      SINCE
                                          INCEPTION  INCEPTION
                                           OF THE     OF THE
                                         REGISTERED COLLECTIVE
                                           MUTUAL   INVESTMENT
A SHARES                 1 YEAR  5 YEARS    FUND*     FUND **
--------------------------------------------------------------------------------
Fund Returns
Before Taxes            -20.40%  -5.38%     4.74%      4.74%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions           -20.29%  -6.79%    -0.57%      N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares     -12.30%  -4.19%     0.70%      N/A+
--------------------------------------------------------------------------------
MSCI(R) EAFE(R)
Index (reflects no
deduction for fees,
expenses or taxes)      -15.94%  -2.89%    -0.43%      0.95%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON DECEMBER 1, 1995, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND. BENCHMARK RETURNS SINCE
   NOVEMBER 30, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS). ** SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON JANUARY 31, 1995.
+  IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE
   INVESTMENT
   FUND'S PERFORMANCE.

L SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -19.54%      -5.34%        4.59%
--------------------------------------------------------------------------------
MSCI(R) EAFE(R)
Index (reflects no
deduction for fees,
expenses or taxes)     -15.94%      -2.89%        0.95%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON JANUARY 31, 1995.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.

16 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%
Redemption Fee (as a percentage of net asset value)***                                               2.00%              2.00%

*   THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
    VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A
    DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
**  THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."
*** THIS REDEMPTION FEE IS IMPOSED IF YOU REDEEM OR EXCHANGE YOUR SHARES WITHIN SIXTY DAYS OF PURCHASE. SEE "MARKET TIMERS."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.25%              1.25%
Distribution and Service (12b-1) Fees                                                                0.33%              1.00%
Other Expenses                                                                                       0.64%              0.78%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      2.22%*             3.03%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS
   IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH
   THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       International Equity Fund - A Shares     1.83%
                                       International Equity Fund - L Shares     2.53%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $592      $1,043    $1,520    $2,834
L Shares               $506       $936     $1,591    $3,346

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $592      $1,043    $1,520    $2,834
L Shares               $306       $936     $1,591    $3,346


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 17
--------------------------------------------------------------------------------
                                                INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             Investment results that correspond to the performance of the MSCI(R)
                                            EAFE(R)-GDP Weighted Index
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign equity securities in the MSCI(R) EAFE(R)-GDP Weighted Index
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Statistical analysis to track the MSCI(R) EAFE(R)-GDP Weighted Index
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors who want exposure to foreign markets and are willing to accept the increased risks of foreign investing for the possibility of higher returns
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securitieS of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?
Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      1995                     10.20%
                      1996                      5.78%
                      1997                      8.44%
                      1998                     29.68%
                      1999                     29.97%
                      2000                    -17.44%
                      2001                    -23.91%
                      2002                    -16.74%

            BEST QUARTER              WORST QUARTER
               21.20%                    -20.69%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 10.04%.

18 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST-GROSS DOMESTIC PRODUCT (MSCI(R) EAFE(R)-GDP) WEIGHTED INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -19.83%      -3.23%        0.48%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions          -19.58%      -3.95%       -0.29%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    -11.90%      -2.26%        0.52%
--------------------------------------------------------------------------------
MSCI(R) EAFE(R)-GDP
Weighted Index
(Price Return) (reflects
no deduction for
fees, expenses
or taxes)              -17.30%      -2.99%        0.32%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE A SHARES ON JUNE 6, 1994. BENCHMARK RETURNS SINCE MAY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


L SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -19.09%      -3.14%        0.11%
--------------------------------------------------------------------------------
MSCI(R) EAFE(R)-GDP
Weighted Index
(Price Return) (reflects
no deduction for fees,
expenses or taxes)     -17.30%      -2.99%       -0.06%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON JUNE 8, 1995. BENCHMARK RETURN SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.

                                                                   PROSPECTUS 19
--------------------------------------------------------------------------------
                                                 INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%
Redemption Fee (as a percentage of net asset value)***                                               2.00%              2.00%

*   THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
    VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A
    DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
**  THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."
*** THIS REDEMPTION FEE IS IMPOSED IF YOU REDEEM OR EXCHANGE YOUR SHARES WITHIN SIXTY DAYS OF PURCHASE. SEE "MARKET TIMERS."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             0.90%              0.90%
Distribution and Service (12b-1) Fees                                                                0.38%              1.00%
Other Expenses                                                                                       0.59%              0.92%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      1.87%*             2.82%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                International Equity Index Fund - A Shares 1.49%
                International Equity Index Fund - L Shares 2.14%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $558       $941     $1,348    $2,483
L Shares               $485       $874     $1,489    $3,147

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $558       $941     $1,348    $2,483
L Shares               $285       $874     $1,489    $3,147


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

20 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY



INVESTMENT GOAL                             Capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential at an attractive price
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns
------------------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION


The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      1995                     30.57%
                      1996                     14.93%
                      1997                     20.67%
                      1998                     5.98%
                      1999                     15.69%
                      2000                     -3.42%
                      2001                      1.88%
                      2002                    -29.06%

            BEST QUARTER              WORST QUARTER
               24.52%                    -20.00%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.49%.

                                                                  PROSPECTUS 21
--------------------------------------------------------------------------------
                                                             MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL MIDCAP(R) INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P MID CAP 400(R) INDEX, BUT THE ADVISER BELIEVES THAT THE RUSSELL MIDCAP(R) INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.


A SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -31.71%      -3.80%        4.33%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions          -31.71%      -5.71%        1.91%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares    -19.47%      -3.21%        2.86%
--------------------------------------------------------------------------------
Russell Midcap(R)
Index (reflects no
deduction for fees,
expenses or taxes)     -16.18%       2.19%        9.20%
--------------------------------------------------------------------------------
S&P Mid Cap 400(R)
Index (reflects no
deduction for fees,
expenses or taxes)     -14.51%       6.41%       11.57%
--------------------------------------------------------------------------------

*  SINCE INCEPTION OF THE A SHARES ON JANUARY 31, 1994.


L SHARES                1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -30.95%      -3.67%        3.51%
--------------------------------------------------------------------------------
Russell Midcap(R)
Index (reflects no
deduction for fees,
expenses or taxes)     -16.18%       2.19%        9.48%
--------------------------------------------------------------------------------
S&P Mid Cap 400(R)
Index (reflects no
deduction for fees,
expenses or taxes)     -14.51%       6.41%       12.79%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF L SHARES ON JUNE 5, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The S&P Mid Cap 400(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.

22   PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.15%              1.15%
Distribution and Service (12b-1) Fees                                                                0.43%              1.00%
Other Expenses                                                                                       0.34%              0.45%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      1.92%*             2.60%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       Mid-Cap Equity Fund - A Shares           1.68%
                                       Mid-Cap Equity Fund - L Shares           2.28%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $563       $955     $1,373    $2,534
L Shares               $463       $808     $1,380    $2,934

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $563       $955     $1,373    $2,534
L Shares               $263       $808     $1,380    $2,934


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 23
--------------------------------------------------------------------------------
                                                       MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOALS
    PRIMARY                                 Capital appreciation
    SECONDARY                               Current income
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap equity securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued mid-cap securities
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of U.S. mid-sized companies with market capitalizations between approximately $1 billion and $12 billion. In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated price target, a company's growth prospects change, or the opportunity for a better investment arises.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S L SHARES FOR THE LAST YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      2002                    -21.78%

            BEST QUARTER              WORST QUARTER
                6.67%                    -23.13%
              (3/31/02)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.81%.

24 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL MIDCAP(R) VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


L SHARES                            1 YEAR   SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                       -23.31%      -16.59%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions                      -23.98%      -17.26%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares                -14.31%      -13.57%
--------------------------------------------------------------------------------
Russell Midcap(R)
Value Index (reflects
no deduction for fees,
expenses or taxes)                  -9.65%       -5.46%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON NOVEMBER 30, 2001.

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.

                                                                   PROSPECTUS 25
--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
  VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
  SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.25%              1.25%
Distribution and Service (12b-1) Fees                                                                0.40%              1.00%
Other Expenses                                                                                       0.30%*             0.60%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      1.95%**            2.85%***

*   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
**  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
    BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A
    SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE
    WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                                    Mid-Cap Value Equity Fund - A Shares     1.60%
*** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
    ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
    FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART
    OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       Mid-Cap Value Equity Fund - L Shares     1.90%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $566       $964       N/A       N/A
L Shares               $488       $883     $1,504    $3,176

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $566       $964       N/A       N/A
L Shares               $288       $883     $1,504    $3,176


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

26 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks of growth companies
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Identifies small cap companies with above average growth potential
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need current income
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests at least 80% of its net assets in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. A Shares were offered beginning on December 10, 1999. A Share performance between October 8, 1998 and December 10, 1999 is that of T Shares of the Fund, and has not been adjusted to reflect A Share expenses. If it had been, performance would have been lower. Both L Shares and T Shares were offered beginning on October 8, 1998.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S L SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      1999                     20.48%
                      2000                     11.42%
                      2001                     -1.16%
                      2002                    -22.99%

            BEST QUARTER              WORST QUARTER
               23.88%                    -22.92%
             (12/31/01)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 16.01%.

                                                                  PROSPECTUS 27
--------------------------------------------------------------------------------
                                                     SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P SMALL CAP 600(R) INDEX, BUT THE ADVISER BELIEVES THAT THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the L Shares. After-tax returns for other classes will vary.


A SHARES                            1 YEAR   SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns Before Taxes           -25.88%        8.99%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)/
BARRA Growth Index
(reflects no deduction
for fees, expenses or taxes)        -15.36%        4.93%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)Index
(reflects no deduction for
fees, expenses or taxes)            -14.63%        7.21%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON OCTOBER 8, 1998. BENCHMARK RETURNS SINCE SEPTEMBER 30, 1998 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


L SHARES                            1 YEAR   SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns Before Taxes           -25.06%        9.12%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions              -25.34%        8.40%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares             -15.12%        7.46%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)/
BARRA Growth Index
(reflects no deduction for
fees, expenses or taxes)            -15.36%        4.93%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)Index
(reflects no deduction for
fees, expenses or taxes)            -14.63%        7.21%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON OCTOBER 8, 1998. BENCHMARK RETURNS SINCE SEPTEMBER 30, 1998 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P Small Cap 600(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.

28 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
  VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
  SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.15%              1.15%
Distribution and Service (12b-1) Fees                                                                0.50%              1.00%
Other Expenses                                                                                       0.28%              0.31%
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      1.93%*             2.46%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
  DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS
  IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH
  THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       Small Cap Growth Stock Fund - A Shares           1.61%
                                       Small Cap Growth Stock Fund - L Shares           2.31%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $564       $958     $1,378    $2,544
L Shares               $449       $167     $1,311    $2,796

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $564       $958     $1,378    $2,544
L Shares               $249       $767     $1,311    $2,796




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 29
--------------------------------------------------------------------------------
                                                    SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Capital appreciation
    SECONDARY                               Current income
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap equity securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued small cap securities
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-sized U.S. companies (I.E., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower. L Shares were offered beginning on June 6, 1997. Performance between January 31, 1997 and June 6, 1997 is that of T Shares of the Fund, and has not been adjusted to reflect L Share expenses. If it had been, performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S L SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                         [GRAPHIC OMITTED]
                       Plot points are as follows:

                      1995                     30.99%
                      1996                     34.25%
                      1997                     31.79%
                      1998                    -14.33%
                      1999                     -3.67%
                      2000                     16.68%
                      2001                     19.87%
                      2002                     -2.69%

            BEST QUARTER              WORST QUARTER
               19.45%                    -22.14%
              (6/30/99)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.93%.

30 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL 2000(R) VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                         SINCE       SINCE
                                        INCEPTION   INCEPTION
                                         OF THE      OF THE
                                       REGISTERED  COLLECTIVE
                                         MUTUAL    INVESTMENT
L SHARES              1 YEAR    5 YEARS   FUND*      FUND **
--------------------------------------------------------------------------------
Fund Returns
Before Taxes          -4.63%     2.35%    12.26%     12.26%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions         -4.63%     1.81%     5.54%      N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares           -2.85%     1.60%     4.79%      N/A+
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index
(reflects no
deduction for
fees, expenses
or taxes)            -11.43%     2.71%     6.90%      9.97%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON JANUARY 31, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
**SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON AUGUST 31, 1994.
+ IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE INVESTMENT
  FUND'S PERFORMANCE.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.

                                                                  PROSPECTUS 31
--------------------------------------------------------------------------------
                                                     SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*                3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.15%              1.15%
Distribution and Service (12b-1) Fees                                                                0.33%              1.00%
Other Expenses                                                                                       0.30%*             0.35%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                      1.78%**            2.50%***

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
   BECAUSE THE DISTRIBUTOR INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL.
   THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL
   OPERATING EXPENSES WOULD BE AS FOLLOWS:

                                       Small Cap Value Equity Fund - A Shares   1.55%

*** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
    DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS
    IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH
    THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                       Small Cap Value Equity Fund - L Shares   2.31%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:


                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $549       $914       N/A       N/A
L Shares               $453       $779     $1,331    $2,836

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $549       $914       N/A       N/A
L Shares               $253       $779     $1,331    $2,836




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

32 PROSPECTUS
--------------------------------------------------------------------------------
STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of companies with positive earnings characteristics purchased at reasonable value
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with superior earnings/valuation cycle characteristics within specific market sectors
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings/valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Strategic Quantitative Equity Fund commenced operations on August 7, 2003, and therefore does not have performance history for a full calendar year.

                                                                  PROSPECTUS 33
--------------------------------------------------------------------------------
                                              STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                     A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering
price)*                                                                                              3.75%              None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                          None               2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
  VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
  SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
**THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                             1.15%              1.15%
Distribution and Service (12b-1) Fees                                                                0.25%              1.00%
Other Expenses                                                                                       0.40%*             0.40%*
                                                                                                     -----              -----
Total Annual Operating Expenses                                                                      1.80%**            2.55%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
   BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A
   SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE
   WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

               Strategic Quantitative Equity Fund - A Shares 1.55%
               Strategic Quantitative Equity Fund - L Shares 2.30%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS
A Shares               $551       $920
L Shares               $458       $793

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS
A Shares               $551       $920
L Shares               $258       $793


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

34 PROSPECTUS
--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                         Long-term capital growth with nominal dividend income
----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                        U.S. common stocks of growth companies
----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                  Moderate
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY           Attempts to identify companies that have above-average growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions
----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                        Investors who want to increase the value of their investment while minimizing taxable capital gains distributions
----------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund primarily invests in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower. L Shares were offered beginning on December 15, 1998. Performance between December 11, 1998 and December 15, 1998 is that of T Shares of the Fund, and has not been adjusted to reflect L Share expenses. If it had been, performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S L SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


                               [GRAPHIC OMITTED]
                          Plot points are as follows:
                          1996                  21.04%
                          1997                  28.76%
                          1998                  31.73%
                          1999                  23.52%
                          2000                 -13.06%
                          2001                 -19.08%
                          2002                 -22.83%

                      BEST QUARTER           WORST QUARTER
                         27.74%                 -16.41%
                       (12/31/98)              (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.38%.

                                                                  PROSPECTUS 35
--------------------------------------------------------------------------------
                                                TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R) INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                         SINCE       SINCE
                                        INCEPTION   INCEPTION
                                         OF THE      OF THE
                                       REGISTERED  COLLECTIVE
                                         MUTUAL    INVESTMENT
L SHARES              1 YEAR    5 YEARS   FUND*      FUND **
--------------------------------------------------------------------------------
Fund Returns
Before Taxes          -24.38%   -2.45%    4.67%      4.67%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions         -24.38%    N/A+    -7.81%       N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares           -14.97%    N/A+    -6.08%       N/A+
--------------------------------------------------------------------------------
S&P 500(R) Index
(reflects no
deduction for
fees, expenses
or taxes)             -22.10%   -0.58%   -5.36%      6.87%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON DECEMBER 11, 1998, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND. BENCHMARK RETURNS SINCE NOVEMBER 30, 1998 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).
** SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON DECEMBER 31, 1995.
+ IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE INVESTMENT FUND'S PERFORMANCE.

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

36 PROSPECTUS
--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            1.15%             1.15%
Distribution and Service (12b-1) Fees                                                               0.40%             1.00%
Other Expenses                                                                                      0.25%*            0.25%
                                                                                                    -------           --------
Total Annual Operating Expenses                                                                     1.80%**           2.40%***

  *OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
 **THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
   ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR
   INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING
   EXPENSES AT A SPECIFIED LEVEL. THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET
   TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

            Tax Sensitive Growth Stock Fund - A Shares     1.65%
***THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL
   YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A
   PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED
   LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS,
   BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY
   TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS
   FOLLOWS:

            Tax Sensitive Growth Stock Fund -- L Shares    2.31%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS    10 YEARS
A Shares               $551       $920       N/A         N/A
L Shares               $443       $748     $1,280      $2,736

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS    10 YEARS
A Shares               $551       $920       N/A         N/A
L Shares               $243       $748     $1,280      $2,736

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 37
--------------------------------------------------------------------------------
                                                        VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                             Current income
    SECONDARY                           Capital appreciation
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                        U.S. common stocks
-------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                  Moderate
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY           Attempts to identify high dividend-paying, undervalued stocks
-------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                        Investors who are looking for current income and capital appreciation with less volatility than the average stock fund
-------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on February 12, 1993. Performance prior to February 12, 1993 is that of the Adviser's similarly managed collective investment fund, which began operations on October 31, 1989. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower. A Shares and L Shares were offered beginning on February 17, 1993 and June 1, 1995, respectively. Performance between February 12, 1993 and when each of these classes was offered is that of T Shares of the Fund, and has not been adjusted to reflect A Share or L Share expenses, respectively. If it had been, performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE PERIODS FROM FEBRUARY 17, 1993 TO THE PRESENT REPRESENT THE PERFORMANCE OF THE FUND'S A SHARES. THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                               [GRAPHIC OMITTED]
                          Plot points are as follows:
                          1993                 10.86%
                          1994                  2.87%
                          1995                 35.50%
                          1996                 19.06%
                          1997                 26.57%
                          1998                 10.16%
                          1999                 -3.31%
                          2000                 10.38%
                          2001                 -1.33%
                          2002                -15.85%

                      BEST QUARTER         WORST QUARTER
                         15.29%               -20.02%
                        (6/30/99)             (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.67%.

38 PROSPECTUS
--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA VALUE INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

                                                     SINCE
                                                   INCEPTION
                                                      AS A
                                                   REGISTERED
                                                     MUTUAL
A SHARES             1 YEAR    5 YEARS   10 YEARS     FUND*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes         -19.03%    -1.24%     8.14%      10.16%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions        -19.36%    -3.14%      N/A+       5.18%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares          -11.67%    -1.57%      N/A+       5.57%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index
(reflects no
deduction for
fees, expenses
or taxes)            -20.85%    -0.85%     9.39%       9.17%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON FEBRUARY 12, 1993, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND. BENCHMARK RETURNS SINCE JANUARY 31, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).
+ IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE COLLECTIVE INVESTMENT
  FUND'S PERFORMANCE.

L SHARES                1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Fund Returns
Before Taxes           -18.19%      -1.20%        8.07%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index
(reflects no
deduction for
fees, expenses
or taxes)              -20.85%      -0.85%        9.39%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.

                                                                  PROSPECTUS 39
--------------------------------------------------------------------------------
                                                        VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.80%             0.80%
Distribution and Service (12b-1) Fees                                                               0.33%             1.00%
Other Expenses                                                                                      0.19%             0.30%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.32%*            2.10%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL
   YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE DISTRIBUTOR WAIVED A
   PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED
   LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS,
   BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY
   TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS
   FOLLOWS:

                Value Income Stock Fund - A Shares       1.28%
                Value Income Stock Fund - L Shares       2.02%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS    10 YEARS
A Shares               $504       $778     $1,071      $1,906
L Shares               $413       $658     $1,129      $2,431

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS    10 YEARS
A Shares               $504       $778     $1,071      $1,906
L Shares               $213       $658     $1,129      $2,431

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

40 PROSPECTUS
--------------------------------------------------------------------------------
VANTAGE FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                             Long-term capital appreciation
    SECONDARY                           Hedge against periodic declines in equity markets
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                        U.S. common stocks
-----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                  High
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY           Attempts to identify undervalued and overvalued stocks
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                        Aggressive investors with long-term investment goals who are willing to accept significant volatility for the possibility of higher returns
-----------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Vantage Fund establishes long and short positions primarily in common stocks of U.S. companies. Using fundamental analysis, the Adviser buys stocks "long" that it believes will perform better than their peers, and sells stocks "short" that it believes will underperform their peers. A long position is established when the Adviser purchases a stock outright, and a short position is established when the Adviser sells a security that it has borrowed. Short positions may be used to partially hedge long positions or to garner returns from declines in securities prices. The Adviser may also seek to enhance returns by purchasing securities with borrowed money. This investment technique, known as "leveraging," increases investment risk, but also increases investment opportunity. The Fund may borrow up to 33.33% of its assets (including the amount borrowed). From time to time, the Adviser may take defensive positions in cash or short-term debt securities. There may be several times per year when the Fund places more than 25% of its assets in cash or short-term debt securities. The Fund would initiate such defensive positions when the Adviser is concerned that short-term market volatility is unusually high or while the Adviser is reviewing and assessing the financial consequences of significant economic events. At such times, the Fund may not achieve its investment objective.

The Adviser seeks to identify long and short opportunities by utilizing both "bottom-up" and "top-down" fundamental analysis methodologies. "Bottom-up" analysis is employed to evaluate the competitive advantages and market sustainability of individual companies. "Top-down" analysis is used to assess the relative attractiveness of investment opportunities within the context of industry, macro-economic and financial market trends. Using top-down analysis, the Adviser frequently increases and decreases the amount of long and short positions allocated to various market sectors, such as technology, financial services, capital goods, energy, utilities, consumer cyclicals, transportation and consumer staples. This strategy of adjusting sector weightings, also known as "sector rotation," is employed when industry or macro-economic changes cause the investment outlook of a particular sector to improve or worsen relative to other sectors. If the Adviser believes, for example, that economic growth is accelerating rapidly, then it may increase the Fund's long positions in economically sensitive stocks, such as consumer cyclicals. To execute its sector rotation strategy efficiently, the Adviser may establish long or short positions in securities that represent indexes or other groups of stocks, such as exchange traded funds. For a complete list of investment techniques that may be employed by the Fund, please see the Statement of Additional Information.

The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund will buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it establishes long and short positions in common stocks, the Fund is subject to the risk that stock prices will rise and fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day-to-day. Individual companies may report unexpected results or be affected considerably by industry and/or economic trends and developments. The prices of stocks issued by such companies may change substantially in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Since the Fund engages in selling stocks short, the risk of price volatility

                                                                  PROSPECTUS 41
--------------------------------------------------------------------------------
                                                                   VANTAGE FUND
--------------------------------------------------------------------------------


may be greater in this fund than in long-only equity mutual funds. While the potential losses associated with long positions are typically limited to the original cost of the securities, the potential for losses associated with short positions is theoretically unlimited.

The Fund may engage in hedging transactions to reduce the risks of its investments in equity securities. However, hedging will not necessarily protect the Fund fully against anticipated risks. Moreover, hedging transactions involve costs and risks of their own. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

The practice of sector rotation will result in increased exposure to risks inherent in particular industries or sectors. Different industries and sectors may be more or less susceptible to changes in economic conditions, including, for example, interest rates, inflation rates, industry conditions, competition, technological developments, trade relationships, political and diplomatic events and trends. Concentrations in sectors that produce unfavorable performance may cause the Fund to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

The small and medium capitalization companies in which the Fund invests may be more vulnerable to unexpected business or economic events than larger, more established companies. In particular, these small and medium companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. L Shares were offered beginning March 11, 2002. Performance prior to March 11, 2002 is that of the T Shares of the Fund, which commenced operations on November 29, 2001, and has not been adjusted to reflect L Share expenses.
If it had been, performance would have been lower.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.* SINCE L SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, RETURNS FOR L SHARES WILL BE SUBSTANTIALLY SIMILAR TO THOSE OF THE T SHARES, SHOWN HERE, AND DIFFER ONLY TO THE EXTENT THAT L SHARE EXPENSES ARE HIGHER, AND THEREFORE, PERFORMANCE WOULD BE LOWER THAN THAT OF T SHARES.

                               [GRAPHIC OMITTED]
                          Plot points are as follows:
                          2002                -16.00%

                    BEST QUARTER              WORST QUARTER
                        0.82%                    -10.16%
                     (12/31/02)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS -2.79%.

42 PROSPECTUS
--------------------------------------------------------------------------------
VANTAGE FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U .S. GOVERNMENT/CREDIT INDEX AND THE WILSHIRE 5000 INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the T Shares. After-tax returns for other classes will vary.

T SHARES                            1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                       -16.00%         -12.87%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions                      -16.00%         -12.87%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares                 -9.82%         -10.29%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Government/
Credit Index (reflects
no deduction for fees,
expenses or taxes)                  11.02%           9.33%
--------------------------------------------------------------------------------
Wilshire 5000 Index
(reflects no deduction
for fees, expenses or taxes)       -20.86%         -18.09%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON NOVEMBER 29, 2001. BENCHMARK RETURNS SINCE NOVEMBER 30, 2001 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities as well as high grade corporate bonds. The Wilshire 5000 Index is a widely-recognized index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Wilshire 5000 Index represents the broadest index for the U.S. equity market.

                                                                  PROSPECTUS 43
--------------------------------------------------------------------------------
                                                                   VANTAGE FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."
------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            1.60%             1.60%
Distribution and Service (12b-1) Fees                                                               0.50%             1.00%
Other Expenses                                                                                      0.70%*            1.93%
                                                                                                    -------           --------
Total Annual Operating Expenses                                                                     2.80%**           4.53%***

  *OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
 **THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
   ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND
   THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL
   OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY
   DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE
   WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS
   FOLLOWS:

                Vantage Fund -- A Shares        2.30%
***THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL
   YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE
   DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING
   EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE
   DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE
   ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE
   FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                Vantage Fund -- L Shares        2.88%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS    10 YEARS
A Shares               $647      $1,211      N/A         N/A
L Shares               $654      $1,369    $2,292      $4,638

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS    10 YEARS
A Shares               $647      $1,211      N/A         N/A
L Shares               $454      $1,369    $2,292      $4,638

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

44 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

ALL FUNDS

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK

BALANCED FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.

FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

HEDGING RISKS

VANTAGE FUND

Hedging is a strategy designed to offset investment risks. The Vantage Fund's hedging activities are primarily short sales, but may also include, among other things, forwards, options and futures. There are risks associated with hedging activities, including:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

o There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

o  There may not be a liquid secondary market for a futures contract or option.

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

                                                                  PROSPECTUS 45
--------------------------------------------------------------------------------
                                        MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------

LEVERAGING RISK

VANTAGE FUND

Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

o The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged fund.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

o Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:

   DERIVATIVES RISK

   The Fund may use derivatives to attempt to achieve its investment objective, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. government securities.

   SHORT SALES

   Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Potential losses associated with a short sale are theoretically unlimited, since prices of the stocks being sold short have unlimited appreciation potential.

TRACKING ERROR RISK

INTERNATIONAL EQUITY INDEX FUND

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.


[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

46 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

   BALANCED FUND                                      0.92%
   CAPITAL APPRECIATION FUND                          1.13%
   GROWTH AND INCOME FUND                             0.90%
   INFORMATION AND TECHNOLOGY FUND                    1.10%
   INTERNATIONAL EQUITY FUND                          1.25%
   INTERNATIONAL EQUITY INDEX FUND                    0.81%
   MID-CAP EQUITY FUND                                1.13%
   MID-CAP VALUE EQUITY FUND                          1.15%
   SMALL CAP GROWTH STOCK FUND                        1.15%
   SMALL CAP VALUE EQUITY FUND                        1.15%
   TAX SENSITIVE GROWTH STOCK FUND                    1.15%
   VALUE INCOME STOCK FUND                            0.80%
   VANTAGE FUND                                       1.50%

For its advisory services to the Strategic Quantitative Equity Fund, the Adviser is entitled to receive advisory fees at an annual rate of 1.15% of the Fund's average daily net assets.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in January 1997. He has more than 18 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000, after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the STRATEGIC QUANTITATIVE EQUITY FUND since it began operating in August 2003. He has more than 10 years of investment experience.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and the INTERNATIONAL EQUITY FUND since May 2000. He has also co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 9 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as a Managing Director of STI since 1983. Mr. Denney has co-managed the fixed income portion of the BALANCED FUND since it began operating in January 1994. He has more than 26 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 16 years of investment experience.

Mr. Alan S. Kelley has served as Vice President of Trusco since September 1999. He has managed the INFORMATION AND TECHNOLOGY FUND since it began operating in September 1999 and the VANTAGE FUND since it began operating in November 2001. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 9 years of investment experience.

                                                                  PROSPECTUS 47
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the fixed income portion of the BALANCED FUND since May 2003. He has more than 33 years of investment experience.

Mr. Dan Lewis, MBA, has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager of STI since 1993. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 11 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 19 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the equity portion of the BALANCED FUND since June 2000. Mr. Rhodes has also managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 30 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 21 years of investment experience.

Mr. Kevin Shea, CFA, has served as a Portfolio Manager since joining Trusco in February 2003. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Shea founded D.A. Capital Management in May 2001 and worked at Invesco Capital Management, Inc. from September 1999 to April 2001 where he managed mid cap products. From 1995 to August 1999, Mr. Shea worked at John Hancock Funds. He has more than 7 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has managed the TAX SENSITIVE GROWTH STOCK FUND since October 2002. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for DePrince, Race and Zollo from October 1998 to April 2002 and Senior Vice President and Managing Director of STI from January 1980 to September 1998. He has more than 23 years of investment experience.

Mr. Don Wordell, MBA, has served as a Portfolio Manager since joining Trusco in 1996. In addition, Mr. Wordell is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 7 years of investment experience.
[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and L Shares of the Funds.


HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

o Mail*

o Telephone (1-800-874-4770)

o Wire

o Automated Clearing House (ACH)

* THE FUNDS DO NOT ACCEPT CASH AS PAYMENT FOR FUND SHARES.

You may also buy shares through Investment Representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your

48 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund (with the exception of the Vantage Fund) at least:

CLASS                        DOLLAR AMOUNT
--------------------------------------------------------------------------------
A Shares                     $2,000
--------------------------------------------------------------------------------
L Shares (with the           $5,000 ($2,000 for
exception of the             IRA accounts)
Vantage Fund)
--------------------------------------------------------------------------------

To purchase A Shares or L Shares of the Vantage Fund for the first time, you must invest at least $25,000 ($2,000 for IRA Accounts).

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying L Shares, you should plan on investing at least $5,000 per Fund (except for the Vantage Fund) during the first two years. If you are buying
A Shares or L Shares of the Vantage Fund you should plan on investing $25,000 during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

                                                                  PROSPECTUS 49
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

[DOLLAR BILL GRAPHIC OMITTED] SALE CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

                                YOUR SALES CHARGE       YOUR SALES CHARGE
                                AS A PERCENTAGE OF      AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:           OFFERING PRICE*       YOUR NET INVESTMENT
--------------------------------------------------------------------------------
LESS THAN $100,000                   3.75%                    3.90%
--------------------------------------------------------------------------------
$100,000 BUT LESS
    THAN $250,000                    3.25%                    3.36%
--------------------------------------------------------------------------------
$250,000 BUT LESS
    THAN $1,000,000                  2.50%                    2.56%
--------------------------------------------------------------------------------
$1,000,000 AND OVER                   NONE                     NONE
--------------------------------------------------------------------------------
* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS. WHILE INVESTMENTS OVER $1,000,000 ARE NOT SUBJECT TO A FRONT-END SALES CHARGE, THE DISTRIBUTOR MAY PAY DEALER COMMISSIONS RANGING FROM 0.25% TO 1.00%.

50 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

o through reinvestment of dividends and distributions;

o through a SunTrust Securities, Inc. asset allocation account;

o by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

o by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of SunTrust and its affiliates;

o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with SunTrust;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the A Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will only consider the value of A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of A Shares sold subject to a sales charge. As a result, shares of the A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you

                                                                  PROSPECTUS 51
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE.

When calculating the appropriate sales charge rate, the Fund will combine same day purchases of A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGES (CDSC) -- L SHARES

You do not pay a sales charge when you purchase L Shares. The offering price of L Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of L Shares of one Fund for L Shares of another Fund.

IF YOU SELL YOUR L SHARES

The CDSC will be waived if you sell your L Shares for the following reasons:

o to make certain withdrawals from a retirement plan (not including IRAs);

o because of death or disability; or

o for certain payments under the Systematic Withdrawal Plan -- up to 12% annually of the value of your shares of each Fund held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail).

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of L Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of L Shares, any applicable deferred sales charge.

52 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 ($50,000 for the Vantage Fund) in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums (with the exception of the Vantage Fund) are:

CLASS                        DOLLAR AMOUNT
--------------------------------------------------------------------------------
A Shares                     $2,000
--------------------------------------------------------------------------------
L Shares                     $5,000 ($2,000 for
                             IRA accounts)
--------------------------------------------------------------------------------

The account balance minimum for A Shares or L Shares of the Vantage Fund is $25,000.

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

A Class Shares acquired via purchase or exchange of either the International Equity Fund or the International Equity Index Fund may not be exchanged for shares of any other STI Classic Fund within thirty (30) days of purchase or exchange into the Fund. Of course, you may redeem your shares of any STI Classic Fund at any time.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timers" as defined later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange requests.

                                                                  PROSPECTUS 53
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

A SHARES

You may exchange A Shares of any Fund for A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

L SHARES

You may exchange L Shares of any Fund for L Shares of any other Fund. For purposes of computing the CDSC applicable to L Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange L Shares of any STI Classic Fund for L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for L Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.


MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

o Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund (other than the International Equity Fund and the International Equity Index Fund) within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase A Shares or L Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase. Further, all Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

The International Equity Fund and the International Equity Index Fund will charge a 2% redemption fee on shares redeemed or exchanged within 60 days of purchase. Shares held for 60 days or more are not subject to the redemption fee. This policy applies only to shares purchased on or after September 1, 2003. Shares you have held the longest will always be redeemed first. If you transfer your shares to a different account registration, the shares will retain their original purchase date for redemption fee purposes. If you transfer less than 100% of your account balance, the redemption fee status of your shares will be carried over on a proportionate basis. Waiver of the redemption fee may be granted at the discretion of the Funds. The Funds

54 PROSPECTUS
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

reserve the right to modify its redemption fee policies at any time without advance notice to shareholders and may restrict or refuse purchase or exchange requests by investors who seem to follow a short-term trading pattern that may adversely affect a Fund.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While L Shares are sold without any initial sales charge, the Distributor may pay at the time of sale up to 2% of the amount invested to broker-dealers and other financial intermediaries who sell L Shares. Through the distribution plan, the Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.

Maximum distribution fees, as a percentage of average daily net assets are as follows:

FOR A SHARES
--------------------------------------------------------------------------------
BALANCED FUND                                         0.28%
CAPITAL APPRECIATION FUND                             0.68%
GROWTH AND INCOME FUND                                0.25%
INFORMATION AND TECHNOLOGY FUND                       0.55%
INTERNATIONAL EQUITY FUND                             0.33%
INTERNATIONAL EQUITY INDEX FUND                       0.38%
MID-CAP EQUITY FUND                                   0.43%
MID-CAP VALUE EQUITY FUND                             0.40%
SMALL CAP GROWTH STOCK FUND                           0.50%
SMALL CAP VALUE EQUITY FUND                           0.33%
STRATEGIC QUANTITATIVE EQUITY FUND                    0.25%
TAX SENSITIVE GROWTH STOCK FUND                       0.40%
VALUE INCOME STOCK FUND                               0.33%
VANTAGE FUND                                          0.50%

For L Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

QUARTERLY
--------------------------------------------------------------------------------
BALANCED FUND
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND
MID-CAP EQUITY FUND
MID-CAP VALUE EQUITY FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND

STRATEGIC QUANTITATIVE EQUITY FUND

TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND
VANTAGE FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND

                                                                  PROSPECTUS 55
--------------------------------------------------------------------------------
                                                                          TAXES
--------------------------------------------------------------------------------

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as either ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning on December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The International Equity Fund and International Equity Index Fund may be able to pass along a tax credit for foreign income taxes they pay. In such event, each Fund will provide you with the information necessary to reflect such foreign taxes on your federal income tax return.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

56 & 57 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years Ended May 31,
For a Share Outstanding Throughout the Periods

                                                           NET REALIZED                               DISTRIBUTIONS
                                  NET ASSET      NET           AND                        DIVIDENDS       FROM           TOTAL
                                    VALUE,    INVESTMENT    UNREALIZED                     FROM NET     REALIZED       DIVIDENDS
                                  BEGINNING     INCOME     GAINS (LOSSES)   TOTAL FROM    INVESTMENT     CAPITAL          AND
                                  OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS      INCOME        GAINS      DISTRIBUTIONS
                                  ---------    --------    --------------   ----------   -----------  -------------  -------------
BALANCED FUND
  A Shares
   2003                             $12.24      $0.16         $(0.24)        $(0.08)       $(0.19)           --        $(0.19)
   2002                              13.24       0.18          (0.64)         (0.46)        (0.20)       $(0.34)        (0.54)
   2001                              13.43       0.27           0.11           0.38         (0.27)        (0.30)        (0.57)
   2000                              13.32       0.29           0.31           0.60         (0.25)        (0.24)        (0.49)
   1999                              13.14       0.24           1.10           1.34         (0.24)        (0.92)        (1.16)
  L Shares
   2003                             $12.07      $0.08         $(0.22)        $(0.14)       $(0.11)           --        $(0.11)
   2002                              13.07       0.10          (0.65)         (0.55)        (0.11)       $(0.34)        (0.45)
   2001                              13.27       0.16           0.11           0.27         (0.17)        (0.30)        (0.47)
   2000                              13.17       0.17           0.33           0.50         (0.16)        (0.24)        (0.40)
   1999                              13.02       0.16           1.07           1.23         (0.16)        (0.92)        (1.08)
CAPITAL APPRECIATION FUND
  A Shares
   2003(1)                          $11.89     $(0.10)        $(1.16)        $(1.26)           --            --            --
   2002                              13.59      (0.10)         (1.48)         (1.58)           --        $(0.12)       $(0.12)
   2001                              16.91      (0.14)         (0.38)         (0.52)           --         (2.80)        (2.80)
   2000                              16.53      (0.11)          1.41           1.30            --         (0.92)        (0.92)
   1999                              16.43      (0.05)          2.70           2.65            --         (2.55)        (2.55)
  L Shares
   2003(1)                          $11.40     $(0.14)        $(1.11)        $(1.25)           --            --            --
   2002                              13.09      (0.06)         (1.51)         (1.57)           --        $(0.12)       $(0.12)
   2001                              16.45      (0.16)         (0.40)         (0.56)           --         (2.80)        (2.80)
   2000                              16.18      (0.24)          1.43           1.19            --         (0.92)        (0.92)
   1999                              16.22      (0.09)          2.60           2.51            --         (2.55)        (2.55)

                                                                                                         RATIO OF NET
                                                                                       RATIO OF           INVESTMENT
                                                                   RATIO OF NET       EXPENSES TO      INCOME (LOSS) TO
                                                   RATIO OF NET     INVESTMENT        AVERAGE NET         AVERAGE NET
           NET ASSET                 NET ASSETS,    EXPENSES TO    INCOME (LOSS)   ASSETS (EXCLUDING   ASSETS (EXCLUDING   PORTFOLIO
          VALUE, END     TOTAL         END OF        AVERAGE        TO AVERAGE        WAIVERS AND         WAIVERS AND      TURNOVER
           OF PERIOD    RETURN +    PERIOD (000)    NET ASSETS      NET ASSETS      REIMBURSEMENTS)     REIMBURSEMENTS)      RATE
          ----------    --------    ------------   ------------    -------------   -----------------   -----------------   ---------
BALANCED FUND
  A Shares
   2003     $11.97       (0.54)%       $ 8,285         1.33%           1.43%             1.55%                1.21%           102%
   2002      12.24       (3.57)          9,020         1.33            1.46              1.55                 1.24             95
   2001      13.24        2.91           7,834         1.32            1.93              1.54                 1.71             99
   2000      13.43        4.66           9,627         1.27            2.07              1.51                 1.83            182
   1999      13.32       10.70          14,962         1.27            1.89              1.43                 1.73            179
  L Shares
   2003     $11.82       (1.15)%      $ 67,567         2.09%           0.67%             2.18%                0.58%           102%
   2002      12.07       (4.33)         74,880         2.09            0.71              2.16                 0.64             95
   2001      13.07        2.11          67,824         2.07            1.18              2.15                 1.10             99
   2000      13.27        3.88          64,322         2.03            1.33              2.18                 1.18            182
   1999      13.17        9.84          73,526         2.03            1.13              2.15                 1.01            179
CAPITAL APPRECIATION FUND
  A Shares
   2003(1)  $10.63      (10.60)%      $141,488         1.88%          (0.98)%            2.00%               (1.10)%           69%
   2002      11.89      (11.68)        163,155         1.88           (1.20)             1.99                (1.31)            75
   2001      13.59       (4.38)        202,548         1.86           (0.94)             1.98                (1.06)            75
   2000      16.91        8.29         251,421         1.82           (0.55)             1.98                (0.71)           129
   1999      16.53       17.20         311,120         1.82           (0.30)             1.96                (0.44)           147
  L Shares
   2003(1)  $10.15      (10.96)%      $ 94,505         2.35%          (1.45)%            2.45%               (1.55)%           69%
   2002      11.40      (12.05)        110,923         2.35           (1.67)             2.39                (1.71)            75
   2001      13.09       (4.79)        112,497         2.33           (1.41)             2.39                (1.47)            75
   2000      16.45        7.77         128,159         2.29           (1.03)             2.39                (1.13)           129
   1999      16.18       16.50         162,100         2.29           (0.86)             2.38                (0.95)           147

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share data calculated using average shares outstanding method. Amounts designated as "--" are either $0 or have been rounded to $0.

58 & 59 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

                                                            NET REALIZED                              DISTRIBUTIONS
                                  NET ASSET      NET            AND                      DIVIDENDS        FROM          TOTAL
                                    VALUE,    INVESTMENT     UNREALIZED                   FROM NET      REALIZED      DIVIDENDS
                                  BEGINNING     INCOME     GAINS (LOSSES)   TOTAL FROM   INVESTMENT      CAPITAL         AND
                                  OF PERIOD     (LOSS)     ON INVESTMENTS   OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   -----------  -------------  -------------
GROWTH AND INCOME FUND (A)
  A Shares
   2003                             $13.91     $ 0.11         $(1.61)        $(1.50)       $(0.10)           --        $(0.10)
   2002                              15.17       0.06          (1.27)         (1.21)        (0.05)           --         (0.05)
   2001                              15.65       0.04          (0.04)            --         (0.05)       $(0.43)        (0.48)
   2000                              16.21       0.09           0.55           0.64         (0.08)        (1.12)        (1.20)
   1999(1)                           15.21       0.04           1.99           2.03         (0.03)        (1.00)        (1.03)
  For the year ended November 30:
   1998                              16.64       0.10           1.66           1.76         (0.10)        (3.09)        (3.19)
  L Shares
   2003                             $13.66         --         $(1.56)        $(1.56)       $(0.02)           --        $(0.02)
   2002                              14.96     $(0.02)         (1.28)         (1.30)           --            --            --
   2001                              15.49      (0.05)         (0.05)         (0.10)           --        $(0.43)        (0.43)
   2000                              16.10         --           0.51           0.51            --         (1.12)        (1.12)
   1999(1)                           15.14      (0.01)          1.97           1.96            --         (1.00)        (1.00)
  For the year ended November 30:
   1998                              16.59      (0.01)          1.64           1.63            --         (3.08)        (3.08)
INFORMATION AND TECHNOLOGY FUND
  L Shares
   2003(2)                         $  7.86     $(0.09)        $(1.91)        $(2.00)           --            --            --
   2002                              13.15      (0.14)         (5.15)         (5.29)           --            --            --
   2001                              15.81      (0.22)         (2.44)         (2.66)           --            --            --
   2000(3)                           18.20      (0.07)         (2.32)         (2.39)           --            --            --
INTERNATIONAL EQUITY FUND
  A Shares
   2003                            $  9.21     $ 0.04         $(1.30)        $(1.26)       $(0.03)           --        $(0.03)
   2002                              10.11       0.14          (1.04)         (0.90)           --            --            --
   2001                              12.47      (0.02)         (1.23)         (1.25)           --        $(1.11)        (1.11)
   2000                              12.89      (0.11)          1.37           1.26         (0.02)        (1.66)        (1.68)
   1999                              14.92      (0.09)         (1.10)         (1.19)           --         (0.84)        (0.84)
  L Shares
   2003                            $  8.75     $(0.01)        $(1.24)        $(1.25)           --            --            --
   2002                               9.68       0.04          (0.97)         (0.93)           --            --            --
   2001                              12.06      (0.16)         (1.11)         (1.27)           --        $(1.11)       $(1.11)
   2000                              12.58      (0.32)          1.46           1.14            --         (1.66)        (1.66)
   1999                              14.68      (0.29)         (0.97)         (1.26)           --         (0.84)        (0.84)

                                                                                                         RATIO OF NET
                                                                                       RATIO OF           INVESTMENT
                                                                   RATIO OF NET      EXPENSES TO       INCOME (LOSS) TO
                                                   RATIO OF NET     INVESTMENT        AVERAGE NET        AVERAGE NET
          NET ASSET                  NET ASSETS,    EXPENSES TO    INCOME (LOSS)   ASSETS (EXCLUDING   ASSETS (EXCLUDING   PORTFOLIO
          VALUE, END     TOTAL         END OF        AVERAGE        TO AVERAGE        WAIVERS AND         WAIVERS AND      TURNOVER
          OF PERIOD     RETURN +    PERIOD (000)    NET ASSETS      NET ASSETS      REIMBURSEMENTS)     REIMBURSEMENTS)      RATE
         -----------    --------    ------------   ------------    -------------   -----------------   -----------------   ---------
GROWTH AND INCOME FUND (A)
  A Shares
   2003     $12.31      (10.74)%       $36,305         1.18%           0.88%             1.38%                0.68%            52%
   2002      13.91       (7.97)         36,789         1.18            0.44              1.36                 0.26             68
   2001      15.17       (0.07)         40,174         1.18            0.30              1.35                 0.13             73
   2000      15.65        3.92          42,666         1.18            0.58              1.31                 0.45             53
   1999(1)   16.21       14.31          36,958         1.08            0.54              1.17                 0.45             31
  For the year ended November 30:
   1998      15.21       13.69          34,434         1.03            0.63              1.18                 0.48             71
  L Shares
   2003     $12.08      (11.41)%       $74,261         1.93%           0.11%             2.20%               (0.16)%           52%
   2002      13.66       (8.69)         94,671         1.93           (0.29)             2.16                (0.52)            68
   2001      14.96       (0.77)         78,376         1.93           (0.45)             2.14                (0.66)            73
   2000      15.49        3.11          62,462         1.93           (0.14)             2.18                (0.39)            53
   1999(1)   16.10       13.85          35,163         1.83           (0.21)             1.97                (0.35)            31
  For the year ended November 30:
   1998      15.14       12.78          25,656         1.78           (0.13)             2.03                (0.38)            71
INFORMATION AND TECHNOLOGY FUND
  L Shares
   2003(2)  $ 5.86      (25.45)%       $ 6,485         2.25%          (1.68)%            3.00%               (2.43)%        1,259%
   2002       7.86      (40.23)         10,851         2.25           (1.99)             2.57                (2.31)         1,102
   2001      13.15      (16.82)         22,104         2.25           (1.50)             2.45                (1.70)           750
   2000(3)   15.81      (13.13)         20,201         2.25           (1.65)             2.40                (1.80)           250
INTERNATIONAL EQUITY FUND
  A Shares
   2003     $ 7.92      (13.70)%       $ 6,408         1.83%           0.59%             2.22%                0.20%            89%
   2002       9.21       (8.90)          5,272         1.83           (0.21)             2.08                (0.46)           102
   2001      10.11      (11.13)          7,517         1.79            0.18              1.97                   --             68
   2000      12.47       10.15          10,462         1.83            0.33              1.95                 0.21            179
   1999      12.89       (7.82)         14,145         1.83            0.30              1.93                 0.20            161
  L Shares
   2003     $ 7.50      (14.29)%       $ 5,678         2.53%          (0.17)%            3.03%               (0.67)%           89%
   2002       8.75       (9.61)          6,567         2.53           (0.73)             2.93                (1.13)           102
   2001       9.68      (11.71)          7,765         2.48           (0.51)             2.57                (0.60)            68
   2000      12.06        9.38          10,891         2.53           (0.38)             2.74                (0.59)           179
   1999      12.58       (8.48)         17,103         2.53           (0.40)             2.82                (0.69)           161

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(2) Per share data calculated using average shares outstanding method.
(3) L Shares were offered beginning January 24, 2000. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFunds Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

60 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For the Years Ended May 31,
For a Share Outstanding Throughout the Periods


                                                            NET REALIZED                DISTRIBUTIONS
                                  NET ASSET      NET            AND                       DIVIDENDS         FROM           TOTAL
                                    VALUE,   INVESTMENT      UNREALIZED                    FROM NET       REALIZED       DIVIDENDS
                                  BEGINNING    INCOME      GAINS (LOSSES)   TOTAL FROM    INVESTMENT       CAPITAL          AND
                                  OF PERIOD    (LOSS)      ON INVESTMENTS   OPERATIONS      INCOME          GAINS      DISTRIBUTIONS
                                  ---------  ----------    --------------   ----------   -------------  -------------  -------------
INTERNATIONAL EQUITY INDEX FUND
  A Shares
   2003(1)                          $ 9.64     $ 0.10         $(1.45)        $(1.35)        $(0.01)           --          $(0.01)
   2002                              11.05      (0.02)         (1.38)         (1.40)         (0.01)           --           (0.01)
   2001                              13.80      (0.01)         (2.65)         (2.66)            --        $(0.09)          (0.09)
   2000                              11.70      (0.11)          2.32           2.21             --         (0.11)          (0.11)
   1999                              13.20      (0.11)          0.98           0.87          (0.18)        (2.19)          (2.37)
  L Shares
   2003(1)                          $ 9.48     $ 0.01         $(1.39)        $(1.38)            --            --              --
   2002                              10.93      (0.12)         (1.33)         (1.45)            --            --              --
   2001                              13.74      (0.06)         (2.66)         (2.72)            --        $(0.09)         $(0.09)
   2000                              11.73       0.08           2.04           2.12             --         (0.11)          (0.11)
   1999                              13.17      (0.15)          0.94           0.79         $(0.04)        (2.19)          (2.23)
MID-CAP EQUITY FUND
  A Shares
   2003(1)                          $ 9.47     $(0.05)        $(1.00)        $(1.05)            --            --              --
   2002                              10.64      (0.03)         (1.14)         (1.17)            --            --              --
   2001                              13.82      (0.05)         (0.62)         (0.67)            --        $(2.51)         $(2.51)
   2000                              12.50      (0.19)          2.37           2.18             --         (0.86)          (0.86)
   1999                              13.67      (0.06)          0.08           0.02             --         (1.19)          (1.19)
  L Shares
   2003(1)                          $ 8.97     $(0.10)        $(0.95)        $(1.05)            --            --              --
   2002                              10.14       0.02          (1.19)         (1.17)            --            --              --
   2001                              13.35      (0.07)         (0.63)         (0.70)            --        $(2.51)         $(2.51)
   2000                              12.17      (0.22)          2.26           2.04             --         (0.86)          (0.86)
   1999                              13.42      (0.14)          0.08          (0.06)            --         (1.19)          (1.19)
MID-CAP VALUE EQUITY FUND
  L Shares
   2003                             $10.92     $ 0.01         $(2.16)        $(2.15)        $(0.01)       $(0.18)         $(0.19)
   2002(2)                           10.00      (0.01)          0.93           0.92             --            --              --
SMALL CAP GROWTH STOCK FUND
  A Shares
   2003(1)                          $17.12     $(0.17)        $(1.70)        $(1.87)            --        $(0.25)         $(0.25)
   2002                              18.26      (0.17)         (0.90)         (1.07)            --         (0.07)          (0.07)
   2001                              18.27      (0.59)          2.04           1.45             --         (1.46)          (1.46)
   2000(3)                           16.46      (0.07)          1.88           1.81             --            --              --
  L Shares
   2003(1)                          $16.62     $(0.26)        $(1.66)        $(1.92)            --        $(0.25)         $(0.25)
   2002                              17.85      (0.02)         (1.14)         (1.16)            --         (0.07)          (0.07)
   2001                              18.00      (0.25)          1.56           1.31             --         (1.46)          (1.46)
   2000                              14.46      (0.04)          3.77           3.73             --         (0.19)          (0.19)
   1999(4)                           10.00      (0.19)          4.67           4.48             --         (0.02)          (0.02)

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share data calculated using average shares outstanding method.
(2) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(3) A Shares were offered beginning on December 12, 1999. All ratios for the period have been annualized.
(4) Shares were offered beginning on October 8, 1998. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 61
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                    RATIO OF
                                                                                               RATIO OF NET        EXPENSES TO
                                                                             RATIO OF NET       INVESTMENT         AVERAGE NET
                                  NET ASSET                   NET ASSETS,     EXPENSES TO      INCOME (LOSS)    ASSETS (EXCLUDING
                                  VALUE, END      TOTAL          END OF         AVERAGE         TO AVERAGE         WAIVERS AND
                                  OF PERIOD      RETURN +     PERIOD (000)    NET ASSETS        NET ASSETS       REIMBURSEMENTS)
                                  ----------    ----------    ------------   ------------      -------------    -----------------
INTERNATIONAL EQUITY INDEX FUND
  A Shares
   2003(1)                          $ 8.28        (14.03)%      $ 9,877          1.49%             1.33%             1.87%
   2002                               9.64        (12.65)         3,222          1.49             (0.12)             1.90
   2001                              11.05        (19.31)         3,451          1.46              0.05              1.83
   2000                              13.80         18.86          4,563          1.47              0.07              1.79
   1999                              11.70          7.33          4,909          1.47              0.25              1.71
  L Shares
   2003(1)                          $ 8.10        (14.56)%      $ 3,093          2.14%             0.18%             2.82%
   2002                               9.48        (13.27)         3,505          2.14             (0.68)             2.62
   2001                              10.93        (19.84)         4,731          2.10             (0.61)             2.15
   2000                              13.74         18.04          5,853          2.12             (0.36)             2.61
   1999                              11.73          6.68          1,465          2.12             (0.30)             2.92
MID-CAP EQUITY FUND
  A Shares
   2003(1)                          $ 8.42        (11.09)%      $12,137          1.68%            (0.68)%            1.92%
   2002                               9.47        (11.00)        10,766          1.68             (0.63)             1.89
   2001                              10.64         (7.34)        12,316          1.66             (0.69)             1.86
   2000                              13.82         18.55         14,513          1.62             (0.43)             1.81
   1999                              12.50          1.17         19,230          1.62             (0.90)             1.76
  L Shares
   2003(1)                          $ 7.92        (11.71)%      $12,013          2.28%            (1.33)%            2.60%
   2002                               8.97        (11.54)        13,937          2.28             (1.23)             2.50
   2001                              10.14         (7.88)        12,910          2.26             (1.29)             2.46
   2000                              13.35         17.87         14,588          2.22             (1.05)             2.44
   1999                              12.17          0.56         15,804          2.22             (1.52)             2.48
MID-CAP VALUE EQUITY FUND
  L Shares
   2003                             $ 8.58        (19.58)%      $ 5,744          1.90%             0.03%             2.85%
   2002(2)                           10.92          9.24          5,465          1.89             (0.31)             2.72
SMALL CAP GROWTH STOCK FUND
  A Shares
   2003(1)                          $15.00        (10.77)%      $21,887          1.61%            (1.23)%            1.93%
   2002                              17.12         (5.86)        24,978          1.61             (1.37)             1.88
   2001                              18.26          7.89         28,933          1.60             (1.33)             1.87
   2000(3)                           18.27         11.00         39,865          1.55             (1.26)             1.79
  L Shares
   2003(1)                          $14.45        (11.40)%      $25,601          2.31%            (1.93)%            2.46%
   2002                              16.62         (6.50)        29,457          2.31             (2.07)             2.41
   2001                              17.85          7.19         26,941          2.29             (2.01)             2.39
   2000                              18.00         25.95         23,228          2.25             (1.92)             2.42
   1999(4)                           14.46         44.78          6,158          2.25             (1.50)             3.19

                                    RATIO OF NET
                                     INVESTMENT
                                  INCOME (LOSS) TO
                                    AVERAGE NET
                                  ASSETS (EXCLUDING    PORTFOLIO
                                     WAIVERS AND       TURNOVER
                                   REIMBURSEMENTS)        RATE
                                  -----------------    ---------
INTERNATIONAL EQUITY INDEX FUND
  A Shares
   2003(1)                              0.95%             25%
   2002                                (0.53)             35
   2001                                (0.32)             13
   2000                                (0.25)              9
   1999                                 0.01              32
  L Shares
   2003(1)                             (0.50)%            25%
   2002                                (1.16)             35
   2001                                (0.66)             13
   2000                                (0.85)              9
   1999                                (1.10)             32
MID-CAP EQUITY FUND
  A Shares
   2003(1)                             (0.92)%           144%
   2002                                (0.84)             87
   2001                                (0.89)            100
   2000                                (0.62)            131
   1999                                (1.04)             76
  L Shares
   2003(1)                             (1.65)%           144%
   2002                                (1.45)             87
   2001                                (1.49)            100
   2000                                (1.27)            131
   1999                                (1.78)             76
MID-CAP VALUE EQUITY FUND
  L Shares
   2003                                (0.92)%            71%
   2002(2)                             (1.14)             30
SMALL CAP GROWTH STOCK FUND
  A Shares
   2003(1)                             (1.55)%            96%
   2002                                (1.64)            100
   2001                                (1.60)            112
   2000(3)                             (1.50)            110
  L Shares
   2003(1)                             (2.08)%            96%
   2002                                (2.17)            100
   2001                                (2.11)            112
   2000                                (2.09)            110
   1999(4)                             (2.44)             75

62 & 63 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31,
For a Share Outstanding Throughout the Periods


                                                             NET REALIZED                                DISTRIBUTIONS
                                  NET ASSET     NET             AND                           DIVIDENDS      FROM         TOTAL
                                    VALUE,   INVESTMENT      UNREALIZED                       FROM NET     REALIZED     DIVIDENDS
                                  BEGINNING    INCOME      GAINS (LOSSES)     TOTAL FROM     INVESTMENT     CAPITAL        AND
                                  OF PERIOD    (LOSS)      ON INVESTMENTS     OPERATIONS       INCOME        GAINS     DISTRIBUTIONS
                                  ---------  ----------    --------------   -------------    ----------  ------------- -------------
SMALL CAP VALUE EQUITY FUND
  L Shares
   2003                            $14.43     $(0.04)         $(0.84)          $(0.88)             --            --          --
   2002                             12.15         --            2.29             2.29          $(0.01)           --      $(0.01)
   2001                              9.10       0.07            3.04             3.11           (0.06)           --       (0.06)
   2000                              9.65         --           (0.54)           (0.54)          (0.01)           --       (0.01)
   1999                             12.80       0.01           (2.53)           (2.52)          (0.02)       $(0.61)      (0.63)
TAX SENSITIVE GROWTH STOCK FUND
  L Shares
   2003(1)                         $22.45     $(0.20)         $(2.40)          $(2.60)             --            --          --
   2002                             26.10      (0.41)          (3.24)           (3.65)             --            --          --
   2001                             32.65      (0.36)          (6.19)           (6.55)             --            --          --
   2000                             29.85      (0.16)           2.96             2.80              --            --          --
   1999(2)                          25.52      (0.04)           4.37             4.33              --            --          --
VALUE INCOME STOCK FUND
  A Shares
   2003                            $11.01     $ 0.12          $(1.32)          $(1.20)         $(0.11)           --      $(0.11)
   2002                             11.58       0.08           (0.56)           (0.48)          (0.09)           --       (0.09)
   2001                             10.35       0.14            1.25             1.39           (0.16)           --       (0.16)
   2000                             12.81       0.19           (1.48)           (1.29)          (0.18)       $(0.99)      (1.17)
   1999                             13.87       0.19            1.02             1.21           (0.20)        (2.07)      (2.27)
  L Shares
   2003                            $10.90     $ 0.05          $(1.31)          $(1.26)         $(0.04)           --      $(0.04)
   2002                             11.46         --           (0.55)           (0.55)          (0.01)           --       (0.01)
   2001                             10.24       0.04            1.26             1.30           (0.08)           --       (0.08)
   2000                             12.68       0.08           (1.44)           (1.36)          (0.09)       $(0.99)      (1.08)
   1999                             13.75       0.10            1.01             1.11           (0.11)        (2.07)      (2.18)
VANTAGE FUND
  L Shares
   2003                            $ 9.64     $(0.11)         $(1.14)          $(1.25)             --            --          --
   2002(3)                          10.49      (0.02)          (0.83)           (0.85)             --            --          --

+   Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) Per share data calculated using average shares outstanding method.
(2) L Shares were offered beginning on December 15, 1998. All ratios for the period have been annualized.
(3) L Shares were offered beginning on March 11, 2002. All ratios for the period have been annualized.
*   Includes dividends on securities sold short.

Amounts designated as "--" are either $0 or have been rounded to $0.


                                                                                                                   RATIO OF
                                                                                               RATIO OF NET       EXPENSES TO
                                                                             RATIO OF NET       INVESTMENT        AVERAGE NET
                                  NET ASSET                   NET ASSETS,    EXPENSES TO       INCOME (LOSS)   ASSETS (EXCLUDING
                                  VALUE, END      TOTAL         END OF         AVERAGE          TO AVERAGE        WAIVERS AND
                                  OF PERIOD      RETURN +    PERIOD (000)     NET ASSETS        NET ASSETS       REIMBURSEMENTS)
                                  ----------   -----------   ------------    ------------      ------------    -----------------
SMALL CAP VALUE EQUITY FUND
  L Shares
   2003                            $13.55         (6.10)%      $ 34,064          2.31%            (0.40)%            2.50%
   2002                             14.43         18.92          32,708          2.31             (0.38)             2.52
   2001                             12.15         34.30          11,167          2.30              0.63              2.66
   2000                              9.10         (5.65)          8,596          2.27              0.21              2.56
   1999                              9.65        (19.52)         19,465          2.27              0.21              2.55
TAX SENSITIVE GROWTH STOCK FUND
  L Shares
   2003(1)                         $19.85        (11.58)%      $110,085          2.31%            (1.07)%            2.40%
   2002                             22.45        (13.98)        167,973          2.31             (1.16)             2.36
   2001                             26.10        (20.06)        233,496          2.30             (1.15)             2.34
   2000                             32.65          9.38         290,595          2.25             (0.91)             2.35
   1999(2)                          29.85         16.97          75,875          2.25             (0.80)             2.48
VALUE INCOME STOCK FUND
  A Shares
   2003                            $ 9.70        (10.85)%      $ 65,294          1.28%             1.29%             1.32%
   2002                             11.01         (4.14)         75,697          1.28              0.74              1.31
   2001                             11.58         13.63          85,584          1.28              1.31              1.31
   2000                             10.35        (10.83)        104,178          1.28              1.64              1.28
   1999                             12.81         10.71         194,312          1.28              1.55              1.28
  L Shares
   2003                            $ 9.60        (11.56)%      $ 49,007          2.02%             0.55%             2.10%
   2002                             10.90         (4.82)         59,392          2.02                --              2.05
   2001                             11.46         12.85          65,895          2.01              0.59              2.05
   2000                             10.24        (11.50)         84,563          2.02              0.91              2.03
   1999                             12.68          9.91         167,000          2.02              0.81              2.03
VANTAGE FUND
  L Shares
   2003                            $ 8.39        (12.97)%      $   899           2.88%*           (1.22)%            4.53%*
   2002(3)                           9.64         (8.10)           860           2.73*            (1.44)             3.32*

                                    RATIO OF NET
                                     INVESTMENT
                                  INCOME (LOSS) TO
                                    AVERAGE NET
                                  ASSETS (EXCLUDING     PORTFOLIO
                                     WAIVERS AND         TURNOVER
                                   REIMBURSEMENTS)         RATE
                                  -----------------    -------------
SMALL CAP VALUE EQUITY FUND
  L Shares
   2003                                (0.59)%             29%
   2002                                (0.59)              29
   2001                                 0.27               86
   2000                                (0.08)              65
   1999                                (0.07)              63
TAX SENSITIVE GROWTH STOCK FUND
  L Shares
   2003(1)                             (1.16)%             58%
   2002                                (1.21)              69
   2001                                (1.19)             103
   2000                                (1.01)              30
   1999(2)                             (1.03)              18
VALUE INCOME STOCK FUND
  A Shares
   2003                                 1.25%              46%
   2002                                 0.71               60
   2001                                 1.28               77
   2000                                 1.64               62
   1999                                 1.55               69
  L Shares
   2003                                 0.47%              46%
   2002                                (0.03)              60
   2001                                 0.55               77
   2000                                 0.90               62
   1999                                 0.80               69
VANTAGE FUND
  L Shares
   2003                                (2.87)%          3,249%
   2002(3)                             (2.03)           1,063

64 PROSPECTUS
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 65
--------------------------------------------------------------------------------
                                                                          NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP




More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.





                                                                 STI-PS-007-0400

STI CLASSIC FUNDS-BOND AND MONEY

MARKET FUNDS-T SHARES
(FORMERLY TRUST SHARES)


PROSPECTUS




OCTOBER 1, 2003


BOND FUNDS

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
HIGH INCOME FUND
INVESTMENT GRADE BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
MARYLAND MUNICIPAL BOND FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
STRATEGIC INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

MONEY MARKET FUNDS
PRIME QUALITY MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

INVESTMENT ADVISER TO THE FUNDS:
TRUSCO CAPITAL MANAGEMENT, INC.
(the "Adviser")

[GRAPHIC OMITTED]

[STI CLASSIC FUNDS LOGO OMITTED]

THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED THESE
SECURITIES OR PASSED UPON THE ADEQUACY OF
THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS



The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the T Shares of the Bond and Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


 2  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND


 4  CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND


 6  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND


 8  FLORIDA TAX-EXEMPT BOND FUND

11  GEORGIA TAX-EXEMPT BOND FUND

14  HIGH INCOME FUND

17  INVESTMENT GRADE BOND FUND

20  INVESTMENT GRADE TAX-EXEMPT BOND FUND

23  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

26  MARYLAND MUNICIPAL BOND FUND

29  SHORT-TERM BOND FUND

32  SHORT-TERM U.S. TREASURY SECURITIES FUND

35  STRATEGIC INCOME FUND

38  U.S. GOVERNMENT SECURITIES FUND

41  VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

44  VIRGINIA MUNICIPAL BOND FUND

47  PRIME QUALITY MONEY MARKET FUND

49  TAX-EXEMPT MONEY MARKET FUND

51  U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

53  U.S. TREASURY MONEY MARKET FUND

55  VIRGINIA TAX-FREE MONEY MARKET FUND

57  MORE INFORMATION ABOUT RISK

58  MORE INFORMATION ABOUT FUND INVESTMENTS

59  INVESTMENT ADVISER

59  PORTFOLIO MANAGERS

61  PURCHASING AND SELLING FUND SHARES

64  DIVIDENDS AND DISTRIBUTIONS

65  TAXES

66  FINANCIAL HIGHLIGHTS

BACK    HOW TO OBTAIN MORE INFORMATION
COVER     ABOUT THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION


[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?


[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS


[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER


[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

--------------------------------------------------------------------------------
OCTOBER 1, 2003

                                                                   PROSPECTUS 1
--------------------------------------------------------------------------------
                                                           CUSIP/TICKER SYMBOLS
--------------------------------------------------------------------------------

FUND NAME                                   CLASS               INCEPTION*               TICKER                 CUSIP
-------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
Classic Institutional High Quality
   Bond Fund                                T Shares              --**                    --                    784767477
Classic Institutional Super Short
   Income Plus Fund                         T Shares             10/3/02                 STSSX                  784767584
Classic Institutional Total Return
   Bond Fund                                T Shares              --**                    --                    784767469
Florida Tax-Exempt Bond Fund                T Shares             1/25/94                 SCFTX                  784766719
Georgia Tax-Exempt Bond Fund                T Shares             1/18/94                 SGATX                  784766685
High Income Fund                            T Shares             10/3/01                 STHTX                  784767766
Investment Grade Bond Fund                  T Shares             7/16/92                 STIGX                  784766701
Investment Grade Tax-Exempt Bond Fund       T Shares            10/21/93                 STTBX                  784766883
Limited-Term Federal Mortgage
   Securities Fund                          T Shares              6/6/94                 SLMTX                  784766628
Maryland Municipal Bond Fund                T Shares              3/1/96                 CMDTX                  784766131
Short-Term Bond Fund                        T Shares             3/15/93                 SSBTX                  784766826
Short-Term U.S. Treasury Securities Fund    T Shares             3/15/93                 SUSTX                  784766792
Strategic Income Fund                       T Shares            11/30/01                 STICX                  784767691
U.S. Government Securities Fund             T Shares              8/1/94                 SUGTX                  784766644
Virginia Intermediate Municipal Bond Fund   T Shares             1/11/93                 CRVTX                  784767105
Virginia Municipal Bond Fund                T Shares              4/4/95                 CVMTX                  784766164
-------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
Prime Quality Money Market Fund             T Shares              6/8/92                 SQTXX                  784766107
Tax-Exempt Money Market Fund                T Shares              6/8/92                 STTXX                  784766503
U.S. Government Securities Money
   Market Fund                              T Shares              6/8/92                 STUXX                  784766305
U.S. Treasury Money Market Fund             T Shares             2/18/87                 CUSXX                  784767402
Virginia Tax-Free Money Market Fund         T Shares             6/15/89                 CFMXX                  784767501
-------------------------------------------------------------------------------------------------------------------------

* THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER "PERFORMANCE INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.
** THE FUND HAS NOT YET COMMENCED OPERATIONS.


--------------------------------------------------------------------------------
                        RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS
--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                  Current income and price appreciation
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                 High quality fixed income securities
----------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY           Low
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY    Attempts to identify intermediate duration securities that offer solid return potential and yield
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                 Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility
----------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund has not yet commenced operations and, therefore, does not have any performance history.

--------------------------------------------------------------------------------
                                                                   PROSPECTUS 3
--------------------------------------------------------------------------------
                                   CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.50%
Other Expenses                                                         0.52%*
                                                                       -------
Total Annual Operating Expenses                                        1.02%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

         Classic Institutional High Quality Bond Fund -- T Shares 0.82%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS
        $104           $325


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS
--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             High current income consistent with preserving capital and maintaining liquidity
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Short duration investment grade money market and fixed income securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors seeking to maximize income consistent with limited share price volatility
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage backed and asset backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interests rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund's average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. government debt securities may under perform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                             CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------


Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLS EYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional Super Short Income Plus Fund commenced operations on October 3, 2002, and therefore does not have performance history for a full calendar year.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.50%
Other Expenses                                                         0.42%
                                                                       -----
Total Annual Operating Expenses                                        0.92%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

       Classic Institutional Super Short Income Plus Fund - T Shares 0.57%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 YEAR         3 YEARS        5 YEARS        10 YEARS
         $94           $293           $509           $1,131



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS
--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             Current income and price appreciation
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Government, corporate, and mortgage-backed securities, plus other opportunistic investments
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to recognize relative value in fixed income markets
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors seeking diversification and attractive total returns in the fixed income market
------------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in

                                                                   PROSPECTUS 7
--------------------------------------------------------------------------------
                                   CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------



market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund has not yet commenced operations and, therefore, does not have any performance history.


[COIN GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.45%
Other Expenses                                                        0.47%*
                                                                      -----
Total Annual Operating Expenses                                       0.92%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

         Classic Institutional Total Return Bond Fund -- T Shares 0.72%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR         3 YEARS
         $94           $293


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS
--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Current income exempt from federal income taxes for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Florida municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Florida residents who want income exempt from federal income taxes
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies within Florida.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                         1995                        15.85%
                         1996                         3.94%
                         1997                         7.82%
                         1998                         6.24%
                         1999                        -2.31%
                         2000                        11.64%
                         2001                         3.68%
                         2002                        10.57%


                     BEST QUARTER                 WORST QUARTER
                         6.18%                       -2.30%
                       (3/31/95)                    (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.48%.

                                                                   PROSPECTUS 9
--------------------------------------------------------------------------------
                                                   FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     10.57%               5.84%           6.13%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions                 10.37%               5.65%           5.98%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares               7.95%               5.40%           5.72%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)         10.17%               6.12%           6.09%
--------------------------------------------------------------------------------
Lipper Florida Municipal
Debt Funds Objective (reflects
no deduction for taxes)           8.00%               4.73%           5.04%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JANUARY 25, 1994.
  BENCHMARK RETURNS SINCE JANUARY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Operating Expenses                                         0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:


                  Florida Tax-Exempt Bond Fund - T Shares 0.71%

10 PROSPECTUS
--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 YEAR         3 YEARS        5 YEARS        10 YEARS
         $77           $240           $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 11
--------------------------------------------------------------------------------
                                                   GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Current income exempt federal and state income taxes for Georgia residents without undue risk
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Georgia municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Georgia residents who want income exempt from federal and state income taxes
------------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the credit-worthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic and government policies within Georgia.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*


                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1995                         13.51%
                        1996                          3.53%
                        1997                          8.17%
                        1998                          5.79%
                        1999                         -2.26%
                        2000                          9.43%
                        2001                          4.32%
                        2002                          9.17%


            BEST QUARTER              WORST QUARTER
                5.02%                    -2.30%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.08%.

12 PROSPECTUS
--------------------------------------------------------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER GEORGIA MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      9.17%               5.20%           5.06%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions                  9.17%               5.16%           5.01%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                    7.12%               4.94%           4.85%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index (reflects
no deduction for fees,
expenses or taxes)               10.17%               6.12%           6.09%
--------------------------------------------------------------------------------
Lipper Georgia Municipal
Debt Funds Objective (reflects
no deduction for taxes)           8.40%               4.82%           4.95%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JANUARY 18, 1994.
  BENCHMARK RETURNS SINCE JANUARY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.65%
Other Expenses                                                         0.11%
                                                                       -----
Total Annual Operating Expenses                                        0.76%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                  Georgia Tax-Exempt Bond Fund - T Shares 0.71%

                                                                  PROSPECTUS 13
--------------------------------------------------------------------------------
                                                   GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


    1 YEAR        3 YEARS        5 YEARS         10 YEARS
      $78          $243           $422             $942



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

14 PROSPECTUS
--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                   High current income
  SECONDARY                                 Total return
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            High yield corporate, government, and other debt instruments of U.S. and non U.S.
                                            issuers
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (I.E., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                  PROSPECTUS 15
--------------------------------------------------------------------------------
                                                               HIGH INCOME FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*


                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                         2002                       -3.33%

                     BEST QUARTER                 WORST QUARTER
                         7.99%                       -5.50%
                      (12/31/02)                    (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 15.02%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                             1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                                         -3.33%        -0.02%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions                               -6.62%        -3.34%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares                                  -2.07%        -1.59%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Corporate High Yield
Bond Index (reflects
no deduction for fees,
expenses or taxes)                                   -1.41%         3.42%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON OCTOBER 3, 2001.
  BENCHMARK RETURNS SINCE SEPTEMBER 30, 2001 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

16 PROSPECTUS
--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.13%
                                                                       -----
Total Annual Operating Expenses                                        0.93%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                        High Income Fund - T Shares 0.78%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR       3 YEARS         5 YEARS        10 YEARS
          $95         $296            $515           $1,143



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 17
--------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                           High total return through current income and capital appreciation, while preserving the principal amount invested
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                          Investment grade U.S. government and corporate debt securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to identify relatively inexpensive securities in a selected market index
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want to receive income from their investment, as well as an increase in the value of the investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

18 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*


                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1993                        10.84%
                        1994                        -3.32%
                        1995                        17.80%
                        1996                         2.34%
                        1997                         9.08%
                        1998                         9.19%
                        1999                        -1.53%
                        2000                         6.57%
                        2001                         9.06%
                        2002                         7.42%

                     BEST QUARTER                 WORST QUARTER
                         6.11%                       -2.67%
                       (6/30/95)                    (3/31/94)


* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 4.46%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS        10 YEARS
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      7.42%               6.06%           6.58%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions                  5.42%               3.70%           4.17%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares               4.50%               3.67%           4.08%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction for fees,
expenses or taxes)               11.02%               7.61%           7.61%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Bond Index
(reflects no deduction for fees,
expenses or taxes)               10.27%               7.54 %          7.51%
--------------------------------------------------------------------------------
Lipper Intermediate Investment-
Grade Debt Funds Objective
(reflects no deduction
for taxes)                        8.14%               6.36%           6.67%
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 19
--------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.74%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         0.83%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                   Investment Grade Bond Fund - T Shares 0.81%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


        1 YEAR       3 YEARS         5 YEARS        10 YEARS
          $85         $265            $460           $1,025



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

20 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                           High total return through (i) current income that is exempt from federal income taxes and
                                          (ii) capital appreciation, while preserving the principal amount invested
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                          Investment grade municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                    Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY             Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                          Investors who want to receive tax-free current income and an increase in the value of their investment
------------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1994                        -0.32%
                        1995                        14.97%
                        1996                         5.52%
                        1997                         7.79%
                        1998                         7.06%
                        1999                        -0.26%
                        2000                        10.87%
                        2001                         5.51%
                        2002                        10.38%

                    BEST QUARTER                WORST QUARTER
                        6.07%                      -3.14%
                      (3/31/95)                   (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.39%.

                                                                  PROSPECTUS 21
--------------------------------------------------------------------------------
                                          INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     10.38%               6.64%           6.64%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            8.86%               5.73%           5.54%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions and
Sale of Fund Shares               7.55%               5.59%           5.47%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)          9.26%               5.91%           5.54%
--------------------------------------------------------------------------------
Lipper Intermediate Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                        8.52%               5.09%           5.23%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON OCTOBER 21, 1993.
  BENCHMARK RETURNS SINCE OCTOBER 31, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average of intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

22 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.74%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Operating Expenses                                         0.84%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

             Investment Grade Tax-Exempt Bond Fund - T Shares 0.81%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $86           $268            $466           $1,037



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 23
--------------------------------------------------------------------------------
                                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                          High current income, while preserving capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                         Mortgage-backed securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                   Low
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY            Attempts to identify securities that are less prone to prepayment risk
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                         Conservative investors who want to receive income from their investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

24 PROSPECTUS
--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*


                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1995                        12.14%
                        1996                         4.53%
                        1997                         6.74%
                        1998                         6.90%
                        1999                         1.25%
                        2000                         8.60%
                        2001                         7.41%
                        2002                         7.50%

                     BEST QUARTER                 WORST QUARTER
                         4.36%                       -0.29%
                       (9/30/01)                    (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.10%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR AAA U.S. TREASURIES/AGENCIES INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. TREASURIES INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      7.50%               6.30%           6.42%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            5.64%               4.09%           4.08%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions and
Sale of Fund Shares               4.56%               3.93%           3.97%
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year AAA
U.S. Treasuries/Agencies Index
(reflects no deduction for fees,
expenses or taxes)                7.54%               6.94%           6.96%
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year U S.
Treasuries Index (reflects no
deduction for fees, expenses
or taxes)                         7.47%               6.87%           6.92%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JUNE 6, 1994.
  BENCHMARK RETURNS SINCE MAY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with duration of 2.06 years and yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

                                                                  PROSPECTUS 25
--------------------------------------------------------------------------------
                                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Operating Expenses                                         0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

         Limited-Term Federal Mortgage Securities Fund - T Shares 0.70%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

26 PROSPECTUS
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income exempt from federal and Maryland income tax, consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Maryland municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest in investment grade municipal securities
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Maryland residents who want income exempt from federal and state income taxes
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1997                         8.78%
                        1998                         5.87%
                        1999                        -3.33%
                        2000                        11.31%
                        2001                         4.54%
                        2002                         8.91%


                     BEST QUARTER                 WORST QUARTER
                         4.24%                       -1.52%
                       (9/30/02)                    (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.43%.

                                                                  PROSPECTUS 27
--------------------------------------------------------------------------------
                                                   MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER MARYLAND MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      8.91%               5.34%           5.17%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            8.87%               5.32%           5.16%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares           6.90%               5.08%           4.96%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index (reflects
no deduction for fees,
expenses or taxes)               10.17%               6.12%           6.40%
--------------------------------------------------------------------------------
Lipper Maryland Municipal
Debt Funds Objective (reflects
no deduction for taxes)           8.61%               4.86%           5.20%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON MARCH 1, 1996.
  BENCHMARK RETURNS SINCE FEBRUARY 29, 1996 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

28 PROSPECTUS
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.13%
                                                                        -----
Total Annual Operating Expenses                                         0.78%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                  Maryland Municipal Bond Fund - T Shares 0.70%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $80           $249            $433            $966



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 29
--------------------------------------------------------------------------------
                                                           SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

30 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1994                        -0.07%
                        1995                        11.77%
                        1996                         3.90%
                        1997                         6.78%
                        1998                         6.84%
                        1999                         0.92%
                        2000                         7.64%
                        2001                         7.54%
                        2002                         2.59%

                     BEST QUARTER                 WORST QUARTER
                         3.86%                       -0.75%
                       (9/30/01)                   (12/31/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.04%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE CITIGROUP 1-3 YEAR
TREASURY/GOVERNMENT/CREDIT INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      2.59%               5.07%           5.26%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            1.08%               3.00%           3.15%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares               1.57%               3.02%           3.15%
--------------------------------------------------------------------------------
Citigroup 1-3 Year
Treasury/Government/
Credit Index (reflects
no deduction for fees,
expenses or taxes)                6.28%               6.69%           6.12%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON MARCH 15, 1993.
  BENCHMARK RETURNS SINCE FEBRUARY 28, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury/Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

                                                                  PROSPECTUS 31
--------------------------------------------------------------------------------
                                                           SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Operating Expenses                                         0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                      Short-Term Bond Fund - T Shares 0.70%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

32 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             High current income, while preserving capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Short-term U.S. Treasury securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1994                        1.41%
                        1995                        8.58%
                        1996                        4.52%
                        1997                        5.86%
                        1998                        6.24%
                        1999                        2.71%
                        2000                        6.65%
                        2001                        6.55%
                        2002                        4.61%

            BEST QUARTER              WORST QUARTER
                2.64%                    -0.10%
              (9/30/01)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 1.00%.

                                                                  PROSPECTUS 33
--------------------------------------------------------------------------------
                                       SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE CITIGROUP 1-3 YEAR TREASURY INDEX AND THE CITIGROUP 6-MONTH TREASURY BILL INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      4.61%               5.34%           5.09%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            3.33%               3.52%           3.19%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares           2.84%               3.37%           3.12%
--------------------------------------------------------------------------------
Citigroup 1-3 Year Treasury
Index (reflects no deduction
for fees, expenses
or taxes)                         5.78%               6.41%           5.93%
--------------------------------------------------------------------------------
Citigroup 6-Month Treasury
Bill Index (reflects no
deduction for fees,
expenses or taxes)                1.92%               4.51%           4.70%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON MARCH 15, 1993.
  BENCHMARK RETURNS SINCE FEBRUARY 28, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Operating Expenses                                         0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

            Short-Term U.S. Treasury Securities Fund - T Shares 0.69%

34 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 35
--------------------------------------------------------------------------------
                                                          STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                   Current income
  SECONDARY                                 Preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who seek high current income with reduced risk of share price volatility
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. The Fund will maintain a minimum average credit quality rating of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. In selecting debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's credit-worthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

36 PROSPECTUS
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*


                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        2002                        3.58%

                     BEST QUARTER                 WORST QUARTER
                         4.31%                       -0.97%
                      (12/31/02)                    (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.77%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 34/33/33 BLEND OF THE MERRILL LYNCH AAA U.S. TREASURY/AGENCY MASTER INDEX, MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX AND THE MERRILL LYNCH GLOBAL GOVERNMENT BOND II EX U.S. INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                                             1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                                          3.58%         2.41%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions                                1.06%         0.01%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions and
Sale of Fund Shares                                   2.15%         0.75%
--------------------------------------------------------------------------------
Hybrid 34/33/33 Blend
of the Following Market
Benchmarks                                            5.79%         4.54%
--------------------------------------------------------------------------------
   Merrill Lynch AAA U.S.
   Treasury/Agency Master
   Index (reflects no deduction
   for fees, expenses or taxes)                      11.30%         9.49%
--------------------------------------------------------------------------------
   Merrill Lynch U.S. High Yield
   Master II Index (reflects no
   deduction for fees, expenses
   or taxes)                                         -1.89%        -2.46%
--------------------------------------------------------------------------------
   Merrill Lynch Global
   Government Bond II
   ex U.S. Index (reflects
   no deduction for fees,
   expenses or taxes)                                 7.53%         6.16%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON NOVEMBER 30, 2001.

                                                                  PROSPECTUS 37
--------------------------------------------------------------------------------
                                                          STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.85%
Other Expenses                                                          0.16%
                                                                        -----
Total Annual Operating Expenses                                         1.01%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                     Strategic Income Fund - T Shares 0.91%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
    $103           $322            $558           $1,236



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

38 PROSPECTUS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities and U.S. Treasury obligations
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low to moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without adding undue risk
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive income from their investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY


The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The effective average weighted maturity of the Fund's portfolio will typically range between 4 and 10 years.



[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1995                         17.33%
                        1996                          2.55%
                        1997                          8.94%
                        1998                          8.16%
                        1999                         -0.97%
                        2000                         10.98%
                        2001                          6.92%
                        2002                          9.68%

                     BEST QUARTER                 WORST QUARTER
                         5.89%                       -2.24%
                       (6/30/95)                    (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.21%.

                                                                  PROSPECTUS 39
--------------------------------------------------------------------------------
                                                U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE CUSTOM INDEX AND THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      9.68%               6.87%           7.22%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            7.55%               4.47%           4.73%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions and
Sale of Fund Shares               5.89%               4.30%           4.55%
--------------------------------------------------------------------------------
Merrill Lynch Government/
Mortgage Custom Index
(reflects no deduction for
fees, expenses or taxes)         10.39%               7.61%           8.03%
--------------------------------------------------------------------------------
Lehman Brothers Intermediate
U.S. Government Bond Index
(reflects no deduction for fees,
expenses or taxes)                9.63%               7.44%           7.41%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON AUGUST 1, 1994.
  BENCHMARK RETURNS SINCE JULY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

40 PROSPECTUS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.74%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Operating Expenses                                         0.84%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                U.S. Government Securities Fund - T Shares 0.81%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $86           $268            $466           $1,037



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 41
--------------------------------------------------------------------------------
                                      VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income exempt from federal and Virginia income tax, consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Virginia municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to limit risk by investing in investment grade municipal securities with an intermediate average maturity
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Virginia residents who want income exempt from federal and state income taxes
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1994                        -6.45%
                        1995                        14.25%
                        1996                         2.95%
                        1997                         7.25%
                        1998                         5.22%
                        1999                        -2.34%
                        2000                         9.39%
                        2001                         4.44%
                        2002                         7.88%

                     BEST QUARTER                 WORST QUARTER
                         5.99%                       -6.80%
                       (3/31/95)                    (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.02%.

42 PROSPECTUS
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS     SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      7.88%               4.84%           5.07%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            7.67%               4.74%           5.00%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares           6.47%               4.68%           4.92%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)          9.26%               5.91%           5.85%
--------------------------------------------------------------------------------
Lipper Other States
Intermediate Municipal
Debt Funds Objective
(reflects no
deduction for taxes)              7.99%               4.69%           5.22%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JANUARY 11, 1993.
  BENCHMARK RETURNS SINCE DECEMBER 31, 1992 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

                                                                  PROSPECTUS 43
--------------------------------------------------------------------------------
                                      VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.10%
                                                                        -----
Total Annual Operating Expenses                                         0.75%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

44 PROSPECTUS
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income exempt from federal and Virginia income taxes, consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Virginia municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest in investment grade municipal securities
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Virginia residents who want income exempt from federal and state income taxes
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*




                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1996                         1.68%
                        1997                         8.82%
                        1998                         5.85%
                        1999                        -4.86%
                        2000                        11.65%
                        2001                         4.23%
                        2002                         9.15%

            BEST QUARTER              WORST QUARTER
                4.75%                    -2.73%
              (9/30/02)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.51%.

                                                                  PROSPECTUS 45
--------------------------------------------------------------------------------
                                                   VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

T SHARES                         1 YEAR             5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                      9.15%               5.05%           5.74%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions            9.09%               5.01%           5.65%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares           7.19%               4.88%           5.46%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)         10.17%               6.12%           6.96%
--------------------------------------------------------------------------------
Lipper Virginia Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                        8.09%               4.75%           5.93%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON APRIL 4, 1995.
  BENCHMARK RETURNS SINCE MARCH 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Virginia Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

46 PROSPECTUS
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.12%
                                                                        -----
Total Annual Operating Expenses                                         0.77%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $79           $246            $428            $954



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 47
--------------------------------------------------------------------------------
                                                PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital and liquidity
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify money market instruments with the most attractive risk/return trade-off
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income from their investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1993                        2.77%
                        1994                        3.77%
                        1995                        5.47%
                        1996                        4.99%
                        1997                        5.15%
                        1998                        5.10%
                        1999                        4.74%
                        2000                        6.04%
                        2001                        3.72%
                        2002                        1.44%

                   BEST QUARTER                  WORST QUARTER
                       1.55%                         0.33%
                     (9/30/00)                    (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.41%.

48 PROSPECTUS
--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. FIRST TIER RETAIL AVERAGE.

T SHARES                         1 YEAR             5 YEARS           10 YEARS
--------------------------------------------------------------------------------
Prime Quality Money
Market Fund                       1.44%               4.20%           4.31%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Retail Average         1.09%               3.98%           4.16%
--------------------------------------------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         0.74%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                Prime Quality Money Market Fund -- T Shares 0.63%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $76           $237            $411            $918



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 49
--------------------------------------------------------------------------------
                                                   TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current interest income exempt from federal income taxes, while preserving capital and liquidity
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Municipal money market instruments
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without added risk by analyzing credit quality
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current tax-exempt income from their investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1993                        2.02%
                        1994                        2.47%
                        1995                        3.48%
                        1996                        3.06%
                        1997                        3.23%
                        1998                        3.02%
                        1999                        2.80%
                        2000                        3.69%
                        2001                        2.26%
                        2002                        0.92%

                    BEST QUARTER                WORST QUARTER
                        0.98%                       0.19%
                      (6/30/00)                   (3/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.31%.

50 PROSPECTUS
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. TAX-FREE RETAIL AVERAGE.

T SHARES                         1 YEAR             5 YEARS           10 YEARS
--------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund                       0.92%               2.53%           2.69%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free Retail Average           0.83%               2.38%           2.54%
--------------------------------------------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.55%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         0.64%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                  Tax-Exempt Money Market Fund - T Shares 0.54%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $65           $205            $357            $798



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 51
--------------------------------------------------------------------------------
                                   U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital and liquidity
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. Treasury and government agency securities, and repurchase agreements
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without adding undue risk by analyzing yields
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1993                        2.67%
                        1994                        3.64%
                        1995                        5.39%
                        1996                        4.81%
                        1997                        4.99%
                        1998                        4.88%
                        1999                        4.41%
                        2000                        5.71%
                        2001                        3.67%
                        2002                        1.35%

                    BEST QUARTER                 WORST QUARTER
                        1.49%                        0.27%
                     (12/31/00)                   (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.34%.

52 PROSPECTUS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. GOVERNMENT & AGENCY RETAIL AVERAGE.

T SHARES                         1 YEAR             5 YEARS         10 YEARS
--------------------------------------------------------------------------------
U.S. Government Securities
Money Market Fund                 1.35%               3.99%           4.14%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Government & Agency
& Retail Average                  1.13%               3.97%           4.11%
--------------------------------------------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agency Retail Average is a widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         0.74%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

          U.S. Government Securities Money Market Fund - T Shares 0.65%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $76           $237            $411            $918



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 53
--------------------------------------------------------------------------------
                                                U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while maintaining liquidity
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments issued and guaranteed by the U.S. Treasury
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing in U.S. Treasury obligations and repurchase agreements
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income from their investment
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1993                        2.51%
                        1994                        3.50%
                        1995                        5.33%
                        1996                        4.77%
                        1997                        4.93%
                        1998                        4.82%
                        1999                        4.38%
                        2000                        5.63%
                        2001                        3.32%
                        2002                        1.17%

            BEST QUARTER              WORST QUARTER
                1.46%                     0.25%
             (12/31/00)                (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.28%.

54 PROSPECTUS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. TREASURY & REPO RETAIL AVERAGE.

T SHARES                         1 YEAR             5 YEARS           10 YEARS
--------------------------------------------------------------------------------
U.S. Treasury Money
Market Fund                       1.17%               3.85%           4.03%
--------------------------------------------------------------------------------
iMoneyNet, Inc. Treasury
& Repo Retail Average             1.07%               3.82%           4.02%
--------------------------------------------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.65%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         0.74%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                U.S. Treasury Money Market Fund - T Shares 0.65%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $76           $237            $411            $918



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 55
--------------------------------------------------------------------------------
                                            VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY


INVESTMENT GOAL                             High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Virginia municipal money market instruments
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without added risk by analyzing credit quality
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Virginia residents who want to receive current income exempt from federal and state income taxes
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:

                        1993                        1.84%
                        1994                        2.18%
                        1995                        3.28%
                        1996                        3.11%
                        1997                        3.08%
                        1998                        2.93%
                        1999                        2.81%
                        2000                        3.71%
                        2001                        2.31%
                        2002                        0.97%

            BEST QUARTER              WORST QUARTER
                0.97%                     0.22%
              (6/30/00)                 (3/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.33%.

56 PROSPECTUS
--------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. TAX-FREE RETAIL AVERAGE.

T SHARES                         1 YEAR             5 YEARS         10 YEARS
--------------------------------------------------------------------------------
Virginia Tax-Free
Money Market Fund                 0.97%               2.54%           2.62%
--------------------------------------------------------------------------------
iMoneyNet, Inc. Tax-Free
Retail Average                    0.83%               2.38%           2.54%
--------------------------------------------------------------------------------

To obtain more information about the Fund's current yield, call 1-800-814-3397.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.40%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         0.49%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $50           $157            $274            $616



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 57
--------------------------------------------------------------------------------
                                                    MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK


DERIVATIVES RISK

STRATEGIC INCOME FUND

The Fund may use derivatives to attempt to achieve its investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. government securities.


FIXED INCOME RISK


CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
HIGH INCOME FUND
INVESTMENT GRADE BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
MARYLAND MUNICIPAL BOND FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
U.S. GOVERNMENT SECURITIES FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND
TAX-EXEMPT MONEY MARKET FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


CREDIT RISK

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
INVESTMENT GRADE BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
SHORT-TERM BOND FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

The possibility that an issuer will be unable to make timely payments of either principal or interest.


MUNICIPAL ISSUER RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
TAX-EXEMPT MONEY MARKET FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

58 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------


FOREIGN SECURITY RISKS

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
HIGH INCOME FUND
STRATEGIC INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


HEDGING RISK

STRATEGIC INCOME FUND

Hedging is a strategy designed to offset investment risks. There are risks associated with hedging activities, including:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

o  There may not be a liquid secondary market for a futures contract or option.

o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.


REGIONAL RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

To the extent that a Fund's investments are concentrated in a specific geographic region, the Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market

                                                                  PROSPECTUS 59
--------------------------------------------------------------------------------
                                                             INVESTMENT ADVISER
--------------------------------------------------------------------------------


conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Classic Institutional High Quality Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional Total Return Bond Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Virginia Intermediate Municipal Bond Fund and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

   CLASSIC INSTITUTIONAL SUPER SHORT
     INCOME PLUS FUND                                   0.20%
   FLORIDA TAX-EXEMPT BOND FUND                         0.61%
   GEORGIA TAX-EXEMPT BOND FUND                         0.61%
   HIGH INCOME FUND                                     0.65%
   INVESTMENT GRADE BOND FUND                           0.72%
   INVESTMENT GRADE TAX-EXEMPT BOND FUND                0.71%
   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND        0.60%
   MARYLAND MUNICIPAL BOND FUND                         0.57%
   SHORT-TERM BOND FUND                                 0.60%
   SHORT-TERM U.S. TREASURY SECURITIES FUND             0.59%
   STRATEGIC INCOME FUND                                0.75%
   U.S. GOVERNMENT SECURITIES FUND                      0.71%
   VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND            0.65%
   VIRGINIA MUNICIPAL BOND FUND                         0.65%
   PRIME QUALITY MONEY MARKET FUND                      0.54%
   TAX-EXEMPT MONEY MARKET FUND                         0.45%
   U.S. GOVERNMENT SECURITIES MONEY MARKET FUND         0.56%
   U.S. TREASURY MONEY MARKET FUND                      0.56%
   VIRGINIA TAX-FREE MONEY MARKET FUND                  0.40%

For its advisory services to the Classic Institutional High Quality Bond Fund and the Classic Institutional Total Return Bond Fund, the Adviser is entitled to receive advisory fees at an annual rate of 0.50% and 0.45%, respectively, of each Fund's daily net assets.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET

60 PROSPECTUS
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------



FUND since May 1995, the TAX-EXEMPT MONEY MARKET FUND since July 2000, and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. Prior to joining Trusco, Mr. Bowman served as Vice President of Crestar Asset Management Company from 1995 to 1999, after serving as an assistant trader at Crestar Asset Management Company from 1994 to 1995. He has more than 9 years of investment experience.

Mr. W. Bradford Buie, CFA, has served as Vice President of Trusco since October 2000. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 9 years of investment experience.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND, VIRGINIA MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 25 years of investment experience.

Mr. Chris Carter, CFA, has served as a Portfolio Manager since joining Trusco in July 2003. He has managed the GEORGIA TAX-EXEMPT BOND FUND since August 2003. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Asset Management Company from January 2002 to July 2003, after serving as a Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. Prior to joining Wachovia Asset Management, he served as an Assistant Portfolio Manager and Trader for Wachovia Bank, N.A. from October 1994 to September 1998. He has more than 8 years of investment experience.

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has managed the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since it began operating in April 2002. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 16 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1983. Mr. Denney has co-managed the INVESTMENT GRADE BOND FUND since it began operating in June 1992, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND since it began operating in June 1994 and the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 26 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the INVESTMENT GRADE BOND FUND since May 2003 and the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 33 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 21 years of investment experience.

Ms. Agnes G. Pampush, CFA, has served as Managing Director of Trusco since July 2000, after serving as Vice President of Trusco since 1998. Ms. Pampush has also served as Director of Fixed Income Research at Trusco since May 2002. She has co-managed the HIGH INCOME FUND since May 2003, after managing the Fund since April 2000. Ms. Pampush has also co-managed the STRATEGIC INCOME FUND since May 2003. She has more than 21 years of investment experience.

                                                                  PROSPECTUS 61
--------------------------------------------------------------------------------
                                             PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



Mr. Neil J. Powers, CFA, joined Trusco in November 1997 and serves as Managing Director. He has co-managed the STRATEGIC INCOME FUND since May 2003, after managing the Fund since it began operating in November 2001. He has more than 19 years of investment experience.

Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1988. He has managed the FLORIDA TAX-EXEMPT BOND FUND since it began operating in January 1994 and the INVESTMENT GRADE TAX-EXEMPT BOND FUND since it began operating in June 1992. He has more than 22 years of investment experience.

Mr. Michael G. Sebesta, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND since May 2003. Mr. Sebesta has also managed the U.S. GOVERNMENT SECURITIES FUND since January 2003. Prior to joining Trusco, Mr. Sebesta served as Senior Vice President and Senior Fixed Income Manager at Wachovia Asset Management from June 1996 to May 2002. He has more than 15 years of investment experience.

Mr. Howard Udis, J.D., has served as Vice President since joining Trusco in September 2001. He has co-managed the HIGH INCOME FUND since May 2003. Prior to joining Trusco, Mr. Udis served as a Consultant with Sound Asset Management from 1996 to 1999 and again from October 2000 to September 2001, and also served as Vice President at Raymond James & Associates from 1999 to 2000. He has more than 15 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the PRIME QUALITY MONEY MARKET FUND since it began operating in June 1992, the SHORT-TERM U.S. TREASURY SECURITIES FUND since July 1996, and the U.S. TREASURY MONEY MARKET FUND since October 2000. He has more than 18 years of investment experience.


[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES


This section tells you how to purchase and sell (sometimes called "redeem") T Shares of the Funds.


HOW TO PURCHASE FUND SHARES

The Funds offer T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.




WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not purchase shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time).

62 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 2:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Also each Money Market Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The Strategic Income Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is

                                                                  PROSPECTUS 63
--------------------------------------------------------------------------------
                                             PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.



HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 2:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.


RECEIVING YOUR MONEY

Normally, the Funds will send your sales proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

64 PROSPECTUS
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.


MARKET TIMERS


It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

o Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase T Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, all Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.


DISTRIBUTIONS OF THE FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.



DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

                                                                  PROSPECTUS 65
--------------------------------------------------------------------------------
                                                                          TAXES
--------------------------------------------------------------------------------


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable as ordinary income and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Each Fund will inform you of the amount of your ordinary income dividends and capital gain distributions shortly after the close of each calendar year.


Shareholders of the Money Market Funds should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.

The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Tax-Exempt Money Market Fund, Virginia Intermediate Municipal Bond Fund, Virginia Municipal Bond Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.


Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.


The Short-Term U.S. Treasury Securities Fund, the U.S. Government Securities Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund, the Short-Term Bond Fund, the Prime Quality Money Market Fund and the Classic Institutional Super Short Income Plus Fund expect that some portion of each Fund's distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

66 and 67 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years Ended May 31,
For a Share Outstanding Throughout the Periods





                   NET ASSET                    NET REALIZED                 DIVIDENDS                                     TOTAL
                    VALUE,           NET       AND UNREALIZED                FROM NET     DISTRIBUTIONS                  DIVIDENDS
                   BEGINNING     INVESTMENT    GAINS (LOSSES)   TOTAL FROM  INVESTMENT    FROM REALIZED   TAX RETURN        AND
                   OF PERIOD       INCOME      ON INVESTMENTS   OPERATIONS    INCOME      CAPITAL GAINS   OF CAPITAL   DISTRIBUTIONS
                   ---------       ------      --------------   ----------    ------      -------------   ----------   -------------

--------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------
  T Shares
   2003(1) .......   $ 2.02         $0.02         $(0.01)          $0.01      $(0.02)             --*         --          $(0.02)

----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  T Shares
   2003 ..........   $10.95         $0.40          $0.79           $1.19      $(0.40)         $(0.05)         --          $(0.45)
   2002 ..........    10.79          0.40           0.22            0.62       (0.40)          (0.06)         --           (0.46)
   2001 ..........    10.06          0.44           0.73            1.17       (0.44)             --          --           (0.44)
   2000 ..........    10.59          0.44          (0.49)          (0.05)      (0.44)          (0.04)         --           (0.48)
   1999 ..........    10.72          0.42          (0.02)           0.40       (0.42)          (0.11)         --           (0.53)

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  T Shares
   2003 ..........   $10.29         $0.38          $0.60           $0.98      $(0.38)             --          --          $(0.38)
   2002 ..........    10.10          0.39           0.19            0.58       (0.39)             --          --           (0.39)
   2001 ..........     9.50          0.40           0.60            1.00       (0.40)             --          --           (0.40)
   2000 ..........    10.03          0.40          (0.49)          (0.09)      (0.40)         $(0.04)         --           (0.44)
   1999 ..........    10.11          0.39          (0.06)           0.33       (0.39)          (0.02)         --           (0.41)

--------------------
HIGH INCOME FUND (A)
--------------------
  T Shares
   2003 ..........   $ 7.25         $0.61         $(0.09)          $0.52      $(0.61)             --          --          $(0.61)
   2002(2) .......     7.37          0.39          (0.12)           0.27       (0.39)             --          --           (0.39)




                                                                                                     RATIO OF NET
                                                                                                      INVESTMENT
                                                                  RATIO OF NET  RATIO OF EXPENSES  INCOME TO AVERAGE
                                                     RATIO OF NET  INVESTMENT    TO AVERAGE NET        NET ASSETS
                NET ASSET              NET ASSETS,    EXPENSES TO   INCOME TO   ASSETS (EXCLUDING     (EXCLUDING
               VALUE, END    TOTAL    END OF PERIOD   AVERAGE NET  AVERAGE NET     WAIVERS AND        WAIVERS AND      PORTFOLIO
                OF PERIOD   RETURN+       (000)         ASSETS       ASSETS      REIMBURSEMENTS)    REIMBURSEMENTS)   TURNOVER RATE
                ---------   -------       -----         ------       ------      ---------------    ---------------   -------------

--------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------
  T Shares
   2003(1) ....  $ 2.01      0.64%       $ 69,797        0.57%        1.43%            0.92%              1.08%           56%

----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  T Shares
   2003 .......  $11.69     11.13%       $147,423        0.71%        3.54%            0.75%              3.50%           62%
   2002 .......   10.95      5.88         120,885        0.71         3.65             0.76               3.60            91
   2001 .......   10.79     11.84         107,867        0.71         4.19             0.76               4.14            59
   2000 .......   10.06     (0.48)         93,040        0.67         4.25             0.78               4.14            88
   1999 .......   10.59      3.72         118,609        0.67         3.90             0.77               3.80            72

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  T Shares
   2003 .......  $10.89      9.64%       $ 98,866        0.71%        3.55%            0.76%              3.50%           17%
   2002 .......   10.29      5.81          91,356        0.71         3.79             0.76               3.74            23
   2001 .......   10.10     10.67          85,880        0.71         4.03             0.77               3.97            21
   2000 .......    9.50     (0.90)         81,160        0.67         4.13             0.77               4.03            19
   1999 .......   10.03      3.33          87,452        0.67         3.87             0.78               3.76            12

--------------------
HIGH INCOME FUND (A)
--------------------
  T Shares
   2003 .......  $ 7.16      8.19%       $100,852        0.78%        8.95%            0.93%              8.80%           20%
   2002(2) ....    7.25      3.70          28,767        0.82         8.27             0.97               8.12            59

+   Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Amount represents less than $0.01 per share.
(1) Commenced operations on October 3, 2002. All ratios have been annualized.
(2) T Shares were offered on October 3, 2001. All ratios for the period have been annualized.
(A) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High Income Fund.
    The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--" are either $0 or have been rounded to $0.

68 and 69 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods





                   NET ASSET                  NET REALIZED                   DIVIDENDS                       TOTAL
                    VALUE,           NET     AND UNREALIZED                  FROM NET     DISTRIBUTIONS    DIVIDENDS     NET ASSET
                   BEGINNING     INVESTMENT  GAINS (LOSSES)   TOTAL FROM    INVESTMENT    FROM REALIZED       AND       VALUE, END
                   OF PERIOD       INCOME    ON INVESTMENTS   OPERATIONS      INCOME      CAPITAL GAINS  DISTRIBUTIONS   OF PERIOD
                   ---------       ------    --------------   ----------      ------      -------------  -------------   ---------

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  T Shares
   2003 ........     $10.24         $0.40         $0.76         $1.16         $(0.46)           --         $(0.46)        $10.94
   2002 ........      10.23          0.51          0.01          0.52          (0.51)           --          (0.51)         10.24
   2001 ........       9.58          0.61          0.65          1.26          (0.61)           --          (0.61)         10.23
   2000 ........      10.36          0.61         (0.78)        (0.17)         (0.61)           --          (0.61)          9.58
   1999 ........      10.65          0.56         (0.11)         0.45          (0.56)       $(0.18)         (0.74)         10.36

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  T Shares
   2003 ........     $11.57         $0.30         $0.90         $1.20         $(0.30)       $(0.46)        $(0.76)        $12.01
   2002 ........      11.38          0.34          0.46          0.80          (0.34)        (0.27)         (0.61)         11.57
   2001 ........      10.67          0.44          0.71          1.15          (0.44)           --          (0.44)         11.38
   2000 ........      11.10          0.43         (0.29)         0.14          (0.43)        (0.14)         (0.57)         10.67
   1999 ........      11.40          0.43          0.10          0.53          (0.43)        (0.40)         (0.83)         11.10

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  T Shares
   2003* .......     $10.31         $0.29         $0.42         $0.71         $(0.42)       $(0.01)        $(0.43)        $10.59
   2002 ........      10.01          0.43          0.32          0.75          (0.43)        (0.02)         (0.45)         10.31
   2001 ........       9.62          0.55          0.39          0.94          (0.55)           --          (0.55)         10.01
   2000 ........       9.94          0.55         (0.32)         0.23          (0.55)           --          (0.55)          9.62
   1999 ........      10.12          0.54         (0.06)         0.48          (0.54)        (0.12)         (0.66)          9.94

--------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
--------------------------------
  T Shares
   2003 ........     $10.32         $0.37         $0.63         $1.00         $(0.37)       $(0.01)        $(0.38)        $10.94
   2002 ........      10.12          0.38          0.20          0.58          (0.38)           --          (0.38)         10.32
   2001 ........       9.46          0.42          0.66          1.08          (0.42)           --          (0.42)         10.12
   2000 ........      10.06          0.42         (0.60)        (0.18)         (0.42)           --          (0.42)          9.46
   1999(1) .....      10.22          0.20         (0.15)         0.05          (0.20)        (0.01)         (0.21)         10.06
  For the year ended November 30:
   1998 ........       9.95          0.42          0.27          0.69          (0.42)           --          (0.42)         10.22

--------------------
SHORT-TERM BOND FUND
--------------------
  T Shares
   2003 ........     $10.01         $0.33         $0.03         $0.36         $(0.33)           --         $(0.33)        $10.04
   2002 ........      10.04          0.46         (0.03)         0.43          (0.46)           --          (0.46)         10.01
   2001 ........       9.65          0.56          0.39          0.95          (0.56)           --          (0.56)         10.04
   2000 ........       9.91          0.53         (0.25)         0.28          (0.53)       $(0.01)         (0.54)          9.65
   1999 ........      10.05          0.51         (0.10)         0.41          (0.52)        (0.03)         (0.55)          9.91

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  T Shares
   2003 ........     $10.20         $0.22         $0.22         $0.44         $(0.22)       $(0.06)        $(0.28)        $10.36
   2002 ........      10.13          0.37          0.10          0.47          (0.37)        (0.03)         (0.40)         10.20
   2001 ........       9.85          0.49          0.28          0.77          (0.49)           --          (0.49)         10.13
   2000 ........       9.95          0.46         (0.10)         0.36          (0.46)           --          (0.46)          9.85
   1999 ........       9.97          0.47         (0.02)         0.45          (0.47)           --          (0.47)          9.95

---------------------
STRATEGIC INCOME FUND
---------------------
  T Shares
   2003 ........     $ 9.80         $0.61         $0.20         $0.81         $(0.62)           --         $(0.62)        $ 9.99
   2002(2) .....      10.00          0.27         (0.20)         0.07          (0.27)           --          (0.27)          9.80

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  T Shares
   2003 ........     $10.47         $0.44         $0.51         $0.95         $(0.46)       $(0.03)        $(0.49)        $10.93
   2002 ........      10.38          0.54          0.26          0.80          (0.54)        (0.17)         (0.71)         10.47
   2001 ........       9.86          0.58          0.52          1.10          (0.58)           --          (0.58)         10.38
   2000 ........      10.28          0.58         (0.42)         0.16          (0.58)           --          (0.58)          9.86
   1999 ........      10.46          0.59         (0.18)         0.41          (0.59)           --          (0.59)         10.28



                                                                                                 RATIO OF NET
                                                                                                  INVESTMENT
                                                             RATIO OF NET   RATIO OF EXPENSES  INCOME TO AVERAGE
                                              RATIO OF NET    INVESTMENT     TO AVERAGE NET       NET ASSETS
                                NET ASSETS,    EXPENSES TO     INCOME TO    ASSETS (EXCLUDING     (EXCLUDING
                      TOTAL    END OF PERIOD   AVERAGE NET    AVERAGE NET      WAIVERS AND         WAIVERS AND      PORTFOLIO
                     RETURN+       (000)         ASSETS         ASSETS       REIMBURSEMENTS)     REIMBURSEMENTS)  TURNOVER RATE
                     -------       -----         ------         ------       ---------------     ---------------  -------------

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  T Shares
   2003 ........      11.61%     $  821,342        0.81%         3.92%             0.83%              3.90%            137%
   2002 ........       5.18         886,471        0.81          4.81              0.83               4.79             123
   2001 ........      13.55         860,073        0.81          6.17              0.84               6.14             131
   2000 ........      (1.76)        998,596        0.77          6.05              0.84               5.98             202
   1999 ........       4.25       1,149,068        0.77          5.25              0.85               5.17             221

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  T Shares
   2003 ........      10.80%     $  185,485        0.81%         2.57%             0.84%              2.54%            329%
   2002 ........       7.15         149,200        0.81          2.93              0.84               2.90             311
   2001 ........      10.93         134,139        0.81          3.93              0.85               3.89             285
   2000 ........       1.41         117,384        0.77          3.98              0.83               3.92             226
   1999 ........       4.67         154,123        0.77          3.75              0.87               3.65             224

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  T Shares
   2003* .......       6.99%     $  320,718        0.70%         2.79%             0.75%              2.74%            117%
   2002 ........       7.53         164,624        0.70          3.72              0.75               3.67             410
   2001 ........      10.02         107,674        0.70          5.62              0.76               5.56             532
   2000 ........       2.33         125,355        0.67          5.60              0.79               5.48             384
   1999 ........       4.75         135,256        0.67          5.28              0.77               5.18             379

--------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
--------------------------------
  T Shares
   2003 ........       9.85%     $   30,501        0.70%         3.47%             0.78%              3.39%             31%
   2002 ........       5.80          33,668        0.71          3.69              0.79               3.61              45
   2001 ........      11.59          26,526        0.72          4.16              0.82               4.06              42
   2000 ........      (1.78)         26,176        0.68          4.24              0.80               4.12              14
   1999(1) .....       0.48          29,658        0.70          3.83              1.37               3.16              19
  For the year ended November 30:
   1998 ........       7.03          19,115        0.62          4.11              1.15               3.58              12

--------------------
SHORT-TERM BOND FUND
--------------------
  T Shares
   2003 ........       3.70%     $  302,708        0.70%         3.34%             0.75%              3.29%             89%
   2002 ........       4.29         305,884        0.70          4.48              0.75               4.43             142
   2001 ........      10.13         215,458        0.70          5.71              0.76               5.65              87
   2000 ........       2.87         180,402        0.67          5.40              0.76               5.31              70
   1999 ........       4.06         209,904        0.67          5.12              0.77               5.02             108

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  T Shares
   2003 ........       4.31%     $  121,617        0.69%         2.07%             0.75%              2.01%            140%
   2002 ........       4.69         107,169        0.70          3.57              0.76               3.51             117
   2001 ........       8.02          88,398        0.71          4.95              0.78               4.88              87
   2000 ........       3.75          72,570        0.67          4.70              0.79               4.58              50
   1999 ........       4.59          56,027        0.67          4.69              0.78               4.58              57

---------------------
STRATEGIC INCOME FUND
---------------------

  T Shares
   2003 ........       8.73%     $   61,906        0.91%         6.39%             1.01%              6.29%             52%
   2002(2) .....       0.74          43,717        0.94          6.07              1.04               5.97              43

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------

  T Shares
   2003 ........       9.25%     $  258,585        0.81%         4.00%             0.84%              3.97%            150%
   2002 ........       7.90         168,609        0.82          5.09              0.85               5.06             262
   2001 ........      11.41         148,666        0.81          5.66              0.85               5.62             207
   2000 ........       1.63          85,420        0.77          5.77              0.84               5.70              29
   1999 ........       3.90         102,167        0.77          5.58              0.88               5.47              19

+   Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Per share calculations were performed using average shares methods.
(1) For the six month period ended May 31, 1999. All ratios have been annualized.
(2) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFunds Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24,
    1999 have been carried forward in these financial highlights.
Amounts designated as "--" are either $0 or have been rounded to $0.

70 and 71 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   For the Years Ended May 31, (unless otherwise indicated)
   For a Share Outstanding Throughout the Periods





                   NET ASSET                  NET REALIZED                   DIVIDENDS                       TOTAL
                    VALUE,           NET     AND UNREALIZED                  FROM NET     DISTRIBUTIONS    DIVIDENDS     NET ASSET
                   BEGINNING     INVESTMENT  GAINS (LOSSES)   TOTAL FROM    INVESTMENT    FROM REALIZED       AND       VALUE, END
                   OF PERIOD       INCOME    ON INVESTMENTS   OPERATIONS      INCOME      CAPITAL GAINS  DISTRIBUTIONS   OF PERIOD
                   ---------       ------    --------------   ----------      ------      -------------  -------------   ---------

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  T Shares
   2003 ........     $10.29         $0.36        $ 0.49        $ 0.85         $(0.36)       $(0.10)        $(0.46)        $10.68
   2002 ........      10.14          0.40          0.15          0.55          (0.40)           --          (0.40)         10.29
   2001 ........       9.58          0.42          0.56          0.98          (0.42)           --          (0.42)         10.14
   2000 ........      10.20          0.43         (0.57)        (0.14)         (0.43)        (0.05)         (0.48)          9.58
   1999(1) .....      10.44          0.21         (0.17)         0.04          (0.21)        (0.07)         (0.28)         10.20
   For the year ended November 30:
   1998 ........      10.31          0.45          0.17          0.62          (0.45)        (0.04)         (0.49)         10.44

--------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
--------------------------------
  T Shares
   2003 ........     $10.48         $0.39        $ 0.62        $ 1.01         $(0.39)       $(0.03)        $(0.42)        $11.07
   2002 ........      10.29          0.41          0.19          0.60          (0.41)           --          (0.41)         10.48
   2001 ........       9.64          0.45          0.65          1.10          (0.45)           --          (0.45)         10.29
   2000 ........      10.43          0.45         (0.78)        (0.33)         (0.45)        (0.01)         (0.46)          9.64
   1999(1) .....      10.68          0.22         (0.19)         0.03          (0.22)        (0.06)         (0.28)         10.43
   For the year ended November 30:
   1998 ........      10.44          0.47          0.27          0.74          (0.47)        (0.03)         (0.50)         10.68





                                                                                             RATIO OF NET
                                                                                              INVESTMENT
                                                         RATIO OF NET   RATIO OF EXPENSES  INCOME TO AVERAGE
                                          RATIO OF NET    INVESTMENT     TO AVERAGE NET       NET ASSETS
                            NET ASSETS,    EXPENSES TO     INCOME TO    ASSETS (EXCLUDING     (EXCLUDING
                  TOTAL    END OF PERIOD   AVERAGE NET    AVERAGE NET      WAIVERS AND         WAIVERS AND      PORTFOLIO
                 RETURN+       (000)         ASSETS         ASSETS       REIMBURSEMENTS)     REIMBURSEMENTS)  TURNOVER RATE
                 -------       -----         ------         ------       ---------------     ---------------  -------------

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  T Shares
   2003 ........   8.43%        $206,432       0.75%           3.45%           0.75%              3.45%            30%
   2002 ........   5.52          191,406       0.75            3.86            0.75               3.86             33
   2001 ........  10.39          194,849       0.73            4.23            0.75               4.21             32
   2000 ........  (1.31)         202,209       0.76            4.35            0.76               4.35             18
   1999(1) .....   0.42          240,083       0.84            4.12            1.18               3.78             19
   For the year ended November 30:
   1998 ........   6.10          243,606       0.79            4.33            0.97               4.15             24

--------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
--------------------------------
  T Shares
   2003 ........   9.86%        $ 48,102       0.77%           3.67%           0.77%              3.67%            18%
   2002 ........   5.90           56,586       0.77            3.90            0.77               3.90             38
   2001 ........  11.51           56,573       0.77            4.40            0.78               4.39             60
   2000 ........  (3.18)          48,980       0.74            4.53            0.79               4.48             19
   1999(1) .....   0.27           31,939       0.76            4.20            1.30               3.66              7
   For the year ended November 30:
   1998 ........   7.19           29,252       0.69            4.41            1.10               4.00             28


+   Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes the shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Virginia Intermediate Municipal Bond and CrestFunds Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and Virginia Municipal Bond
    Funds, respectively. The CrestFunds Virginia Intermediate Municipal Bond and CrestFunds Virginia Municipal Bond Funds are the
    accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward n these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

72 and 73 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


   For the Periods Ended May 31, (unless otherwise indicated)
   For a Share Outstanding Throughout the Period





                    NET ASSET                              DIVIDENDS
                       VALUE,        NET                   FROM NET   DISTRIBUTIONS  TOTAL DIVIDENDS
                    BEGINNING    INVESTMENT  TOTAL FROM   INVESTMENT  FROM REALIZED        AND        NET ASSET VALUE,    TOTAL
                    OF PERIOD      INCOME    OPERATIONS     INCOME    CAPITAL GAINS   DISTRIBUTIONS     END OF PERIOD    RETURN+
                    ---------      ------    ----------     ------    -------------   -------------     -------------    -------

-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  T Shares
   2003 ........      $1.00        $0.01       $0.01       $(0.01)           --*             $(0.01)            $1.00         1.17%
   2002 ........       1.00         0.02        0.02        (0.02)           --               (0.02)             1.00         2.29
   2001 ........       1.00         0.06        0.06        (0.06)           --               (0.06)             1.00         5.75
   2000 ........       1.00         0.05        0.05        (0.05)           --               (0.05)             1.00         5.20
   1999 ........       1.00         0.05        0.05        (0.05)           --               (0.05)             1.00         4.83

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  T Shares
   2003 ........      $1.00        $0.01       $0.01       $(0.01)           --*             $(0.01)            $1.00         0.81%
   2002 ........       1.00         0.01        0.01        (0.01)           --*              (0.01)             1.00         1.38
   2001 ........       1.00         0.03        0.03        (0.03)           --               (0.03)             1.00         3.47
   2000 ........       1.00         0.03        0.03        (0.03)           --               (0.03)             1.00         3.19
   1999 ........       1.00         0.03        0.03        (0.03)           --               (0.03)             1.00         2.81

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  T Shares
   2003 ........      $1.00        $0.01       $0.01       $(0.01)           --              $(0.01)            $1.00         1.01%
   2002 ........       1.00         0.02        0.02        (0.02)           --               (0.02)             1.00         2.25
   2001 ........       1.00         0.05        0.05        (0.05)           --               (0.05)             1.00         5.56
   2000 ........       1.00         0.05        0.05        (0.05)           --               (0.05)             1.00         4.86
   1999 ........       1.00         0.04        0.04        (0.04)           --               (0.04)             1.00         4.57

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (A)
-----------------------------------
  T Shares
   2003 ........      $1.00        $0.01       $0.01       $(0.01)           --*             $(0.01)            $1.00         0.88%
   2002 ........       1.00         0.02        0.02        (0.02)           --               (0.02)             1.00         1.96
   2001 ........       1.00         0.05        0.05        (0.05)           --               (0.05)             1.00         5.36
   2000 ........       1.00         0.05        0.05        (0.05)           --               (0.05)             1.00         4.81
   1999** ......       1.00         0.02        0.02        (0.02)           --               (0.02)             1.00         2.08
   For the Year Ended November 30:
   1998 ........       1.00         0.05        0.05        (0.05)           --               (0.05)             1.00         4.89

---------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (A)
---------------------------------------
  T Shares
   2003 ........      $1.00        $0.01       $0.01       $(0.01)           --*             $(0.01)            $1.00         0.85%
   2002 ........       1.00         0.01        0.01        (0.01)           --*              (0.01)             1.00         1.44
   2001 ........       1.00         0.03        0.03        (0.03)           --               (0.03)             1.00         3.51
   2000 ........       1.00         0.03        0.03        (0.03)           --               (0.03)             1.00         3.23
   1999** ......       1.00         0.01        0.01        (0.01)           --               (0.01)             1.00         1.27
   For the Year Ended November 30:
   1998 ........       1.00         0.03        0.03        (0.03)           --               (0.03)             1.00         2.97




                                                                                              RATIO OF NET
                                                                            RATIO OF          INVESTMENT
                                                                           EXPENSES TO         INCOME TO
                                                        RATIO OF NET      AVERAGE NET        AVERAGE NET
                                    RATIO OF NET      INVESTMENT INCOME      ASSETS             ASSETS
                 NET ASSETS, END EXPENSES TO AVERAGE   TO AVERAGE NET       EXCLUDING         (EXCLUDING
                 OF PERIOD (000)     NET ASSETS            ASSETS           WAIVERS)           WAIVERS)
                 ---------------     ----------            ------           --------           --------

-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  T Shares
   2003 ........  $4,284,266             0.63%               1.14%             0.74%              1.03%
   2002 ........   3,907,203             0.63                2.22              0.74               2.11
   2001 ........   3,728,371             0.63                5.57              0.75               5.45
   2000 ........   3,311,229             0.60                5.06              0.75               4.91
   1999 ........   3,903,232             0.60                4.69              0.77               4.52

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  T Shares
   2003 ........  $1,088,415             0.54%               0.79%             0.64%              0.69%
   2002 ........     907,827             0.55                1.39              0.65               1.29
   2001 ........   1,080,362             0.54                3.40              0.65               3.29
   2000 ........     755,858             0.52                3.16              0.66               3.02
   1999 ........     641,640             0.52                2.75              0.66               2.61

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  T Shares
   2003 ........  $  992,560             0.65%               1.00%             0.74%              0.91%
   2002 ........     997,759             0.66                2.17              0.75               2.08
   2001 ........     805,285             0.65                5.29              0.75               5.19
   2000 ........     468,568             0.63                4.80              0.74               4.69
   1999 ........     404,549             0.63                4.47              0.76               4.34

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (A)
-----------------------------------
  T Shares
   2003 ........  $1,080,779             0.65%               0.81%             0.74%              0.72%
   2002 ........     871,946             0.65                1.90              0.74               1.81
   2001 ........     733,768             0.66                5.23              0.76               5.13
   2000 ........     723,277             0.63                4.71              0.74               4.60
   1999** ......     760,833             0.68                4.10              0.83               3.95
   For the Year Ended November 30:
   1998 ........     699,923             0.66                4.77              0.81               4.62

---------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (A)
---------------------------------------
  T Shares
   2003 ........  $  219,701             0.49%               0.84%             0.49%              0.84%
   2002 ........     240,681             0.50                1.45              0.50               1.45
   2001 ........     226,188             0.50                3.45              0.50               3.45
   2000 ........     245,243             0.51                3.19              0.51               3.19
   1999** ......     270,431             0.67                2.51              0.82               2.36
   For the Year Ended November 30:
   1998 ........     270,899             0.66                2.92              0.81               2.77


+   Returns are for the period indicated and have not been annualized.
*   Amount represents less than $0.01 per share.
**  For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds U.S. Treasury Money and CrestFunds Tax-Free Money Funds exchanged all of their assets and certain liabilities for shares of the U.S. Treasury Money Market and Virginia Tax-Free Money Market Funds, respectively. The
    CrestFunds U.S. Treasury Money and CrestFunds Tax-Free Money Funds are the accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303



DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456



LEGAL COUNSEL
Morgan, Lewis & Bockius LLP




More information about the Funds is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.


                                                                   100486/10-03;
                                                                 STI-PS-014-0400

STI CLASSIC FUNDS-BOND FUNDS
A SHARES (FORMERLY INVESTOR SHARES)
L SHARES (FORMERLY FLEX SHARES)




[SUNDIAL GRAPHIC OMITTED]

     PROSPECTUS


     OCTOBER 1, 2003

     CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
       SUPER SHORT INCOME PLUS FUND

     FLORIDA TAX-EXEMPT BOND FUND

     GEORGIA TAX-EXEMPT BOND FUND

     HIGH INCOME FUND

     INVESTMENT GRADE BOND FUND

     INVESTMENT GRADE TAX-EXEMPT BOND FUND

     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

     MARYLAND MUNICIPAL BOND FUND

     SHORT-TERM BOND FUND

     SHORT-TERM U.S. TREASURY SECURITIES FUND

     STRATEGIC INCOME FUND

     U.S. GOVERNMENT SECURITIES FUND

     VIRGINIA INTERMEDIATE  MUNICIPAL BOND FUND

     VIRGINIA MUNICIPAL BOND FUND

     INVESTMENT ADVISER
     TO THE FUNDS:

     TRUSCO CAPITAL MANAGEMENT, INC.
     (the "Adviser")



[STI CLASSIC FUNDS LOGO OMITTED]



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS




CHOOSING A SHARES OR L SHARES

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the A Shares and L Shares of the Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

A Shares and L Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to have it invested, and whether you plan to make additional investments.

A SHARES
o Front-end sales charge
o 12b-1 fees
o $2,000 minimum initial investment

L SHARES
o Contingent deferred sales charge
o Higher 12b-1 fees
o $5,000 minimum initial investment

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


  2   CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
        SUPER SHORT INCOME PLUS FUND

  4   FLORIDA TAX-EXEMPT BOND FUND

  7   GEORGIA TAX-EXEMPT BOND FUND

 10   HIGH INCOME FUND

 13   INVESTMENT GRADE BOND FUND

 17   INVESTMENT GRADE TAX-EXEMPT BOND FUND

 20   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

 23   MARYLAND MUNICIPAL BOND FUND

 26   SHORT-TERM BOND FUND

 29   SHORT-TERM U.S. TREASURY SECURITIES FUND

 32   STRATEGIC INCOME FUND

 35   U.S. GOVERNMENT SECURITIES FUND

 38   VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND

 41   VIRGINIA MUNICIPAL BOND FUND

 44   MORE INFORMATION ABOUT RISK

 45   MORE INFORMATION ABOUT FUND INVESTMENTS

 46   INVESTMENT ADVISER

 46   PORTFOLIO MANAGERS

 47   PURCHASING, SELLING AND EXCHANGING FUND SHARES

 55   DIVIDENDS AND DISTRIBUTIONS

 55   TAXES

 56   FINANCIAL HIGHLIGHTS

BACK  HOW TO OBTAIN MORE INFORMATION ABOUT
COVER THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED]  PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR BILL GRAPHIC OMITTED]  SALES CHARGES
--------------------------------------------------------------------------------

OCTOBER 1, 2003

                                                                   PROSPECTUS 1


-------------------------------------------------------------------------------------------------------------------------
                                                                                                     CUSIP/TICKER SYMBOLS
-------------------------------------------------------------------------------------------------------------------------

FUND NAME                                   CLASS               INCEPTION*               TICKER                 CUSIP
-------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
   Securities Super Short Income Plus Fund  L Shares              4/16/03                CUSFX                  784767626
Florida Tax-Exempt Bond Fund                A Shares              1/18/94                SFLTX                  784766693
Florida Tax-Exempt Bond Fund                L Shares               6/1/95                SCFEX                  784766511
Georgia Tax-Exempt Bond Fund                A Shares              1/19/94                SGTEX                  784766677
Georgia Tax-Exempt Bond Fund                L Shares               6/6/95                SCGTX                  784766495
High Income Fund                            A Shares              9/30/03                  --                   784767378
High Income Fund                            L Shares               5/4/94                STHIX                  784767741
Investment Grade Bond Fund                  A Shares              6/11/92                STGIX                  784766800
Investment Grade Bond Fund                  L Shares               6/7/95                SCIGX                  784766578
Investment Grade Tax-Exempt Bond Fund       A Shares               6/9/92                SISIX                  784766875
Investment Grade Tax-Exempt Bond Fund       L Shares               6/1/95                SCITX                  784766560
Limited-Term Federal Mortgage
  Securities Fund                           A Shares              7/18/94                SLTMX                  784766610
Limited-Term Federal Mortgage
  Securities Fund                           L Shares               6/7/95                SCLFX                  784766545
Maryland Municipal Bond Fund                A Shares              9/30/03                  --                   784767329
Maryland Municipal Bond Fund                L Shares              4/25/96                CMDBX                  784766115
Short-Term Bond Fund                        A Shares              3/22/93                STSBX                  784766818
Short-Term Bond Fund                        L Shares              6/20/95                SCBSX                  784766537
Short-Term U.S. Treasury Securities Fund    A Shares              3/18/93                STSFX                  784766784
Short-Term U.S. Treasury Securities Fund    L Shares              6/22/95                SSUSX                  784766529
Strategic Income Fund                       A Shares              9/30/03                  --                   784767311
Strategic Income Fund                       L Shares             11/30/01                STIFX                  784767683
U.S. Government Securities Fund             A Shares               6/6/94                SCUSX                  784766636
U.S. Government Securities Fund             L Shares               6/7/95                SGUSX                  784766552
Virginia Intermediate Municipal Bond Fund   A Shares               5/5/93                CVIAX                  784767204
Virginia Intermediate Municipal Bond Fund   L Shares              9/30/03                  --                   784767261
Virginia Municipal Bond Fund                A Shares              9/30/03                  --                   784767295
Virginia Municipal Bond Fund                L Shares              4/14/95                CVMBX                  784766149
-------------------------------------------------------------------------------------------------------------------------

* THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER "PERFORMANCE
  INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.

--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income consistent with preserving capital and maintaining liquidity
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Short duration U.S. government securities
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify short duration U.S. government securities that offer a comparably better return potential and yield than money market funds
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities
---------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Classic Institutional U.S. Government Securities Super Short Income Plus Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and U.S. government securities. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The price per share (net asset value or NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Also, longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk.


The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                                                                   PROSPECTUS 3

--------------------------------------------------------------------------------
  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The Classic Institutional U.S. Government Securities Super Short Income Plus Fund commenced operations on April 11, 2002, and therefore does not have performance history for a full calendar year.

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares. You do not pay a sales charge when you purchase the Fund's L Shares. In addition, the contingent deferred sales charge (CDSC) normally imposed on L Shares has been waived.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                L SHARES
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)*                                      None

* SEE "WAIVER OF CONTINGENT DEFERRED SALES CHARGE."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                L SHARES
Investment Advisory Fees                                                                                        0.40%
Distribution and Service (12b-1) Fees                                                                           0.40%
Other Expenses                                                                                                  0.26%*
                                                                                                                ------
Total Annual Operating Expenses                                                                                 1.06%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
   BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A
   SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE
   WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                Classic Institutional U.S. Government Securities Super Short Income Plus Fund - L Shares 0.47%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                      1 YEAR     3 YEARS
                       $108       $337




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

4 PROSPECTUS
--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             Current income exempt from federal income taxes for Florida residents with shares themselves expected to be exempt from the Florida intangible personal property tax
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Florida municipal securities
-------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
-------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Florida residents who want income exempt from federal income taxes
-------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Florida Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal income taxes, and the shares themselves are expected to be exempt from the Florida intangible personal property tax. Issuers of these securities can be located in Florida, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years. Under certain circumstances, such as a national financial emergency or a temporary decline in availability of Florida obligations, up to 20% of the Fund's assets may be invested in securities subject to the Florida intangible personal property tax and/or securities that generate income subject to federal personal income taxes. These securities may include short-term municipal securities outside Florida or certain taxable fixed income securities.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund's concentration of investments in securities of issuers located in Florida subjects the Fund to economic and government policies of Florida.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


                        [GRAPHIC OMITTED]
                 PLOT POINTS ARE AS FOLLOWS:
                 1995                 15.70%
                 1996                  3.73%
                 1997                  7.60%
                 1998                  5.94%
                 1999                 -2.41%
                 2000                 11.30%
                 2001                  3.56%
                 2002                 10.23%

            BEST QUARTER              WORST QUARTER
                6.13%                    -2.35%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.37%.

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                                                   FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER FLORIDA MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     6.07%           4.80%         5.46%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions           5.88%           4.61%         5.31%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares          5.05%           4.49%         5.11%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)        10.17%           6.12%         6.09%
--------------------------------------------------------------------------------
Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                       8.00%           4.73%         5.04%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE A SHARES ON JANUARY 18, 1994. BENCHMARK RETURNS SINCE JANUARY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     7.67%           5.11%         5.47%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)        10.17%           6.12%         6.66%
--------------------------------------------------------------------------------
Lipper Florida Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                       8.00%           4.73%         5.57%
--------------------------------------------------------------------------------
*SINCE INCEPTION OF THE L SHARES ON JUNE 1, 1995. BENCHMARK RETURNS SINCE MAY
 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Florida Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Florida intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

6 PROSPECTUS
--------------------------------------------------------------------------------
FLORIDA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

------------------------------------------------------------------------------------------------------------------------------------

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.65%             0.65%
Distribution and Service (12b-1) Fees                                                               0.18%             1.00%
Other Expenses                                                                                      0.30%             0.15%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.13%*            1.80%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     Florida Tax-Exempt Bond Fund - A Shares           0.92%
                                     Florida Tax-Exempt Bond Fund - L Shares           1.42%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $486       $721      $974     $1,698
L Shares               $383       $566      $975     $2,116

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $486       $721      $974     $1,698
L Shares               $183       $566      $975     $2,116



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 7
--------------------------------------------------------------------------------
                                                   GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             Current income exempt from federal and state income taxes for Georgia residents without undue risk
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Georgia municipal securities
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Georgia residents who want income exempt from federal and state income taxes
---------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Georgia Tax-Exempt Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Georgia income taxes. Issuers of these securities can be located in Georgia, Puerto Rico and other U.S. territories and possessions. In addition, up to 20% of the Fund's assets may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser tries to diversify the Fund's holdings within Georgia. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 6 to 25 years.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS
                                 OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Georgia subjects the Fund to economic conditions and government policies within Georgia.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                          [GRAPHIC OMITTED]
                   1995                   13.13%
                   1996                    3.43%
                   1997                    7.96%
                   1998                    5.47%
                   1999                   -2.49%
                   2000                    9.30%
                   2001                    4.00%
                   2002                    8.94%

             BEST QUARTER              WORST QUARTER
                4.84%                    -2.35%
              (3/31/95)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.07%.

8 PROSPECTUS
--------------------------------------------------------------------------------
GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER GEORGIA MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     4.89%           4.16%         4.41%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions           4.89%           4.13%         4.35%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares          4.35%           4.04%         4.26%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)        10.17%           6.12%         6.09%
--------------------------------------------------------------------------------
Lipper Georgia Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                       8.40%           4.82%         4.95%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE A SHARES ON JANUARY 19, 1994. BENCHMARK RETURNS SINCE JANUARY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     6.40%           4.47%          4.85%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)        10.17%           6.12%          6.66%
--------------------------------------------------------------------------------
Lipper Georgia Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                       8.40%           4.82%          5.75%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON JUNE 6, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Georgia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Georgia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

                                                                   PROSPECTUS 9
--------------------------------------------------------------------------------
                                                   GEORGIA TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."


------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.65%             0.65%
Distribution and Service (12b-1) Fees                                                               0.18%             1.00%
Other Expenses                                                                                      0.58%             0.19%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.41%*            1.84%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     Georgia Tax-Exempt Bond Fund - A Shares           0.92%
                                     Georgia Tax-Exempt Bond Fund - L Shares           1.42%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares                $513      $805     $1,117    $2,002
L Shares                $387      $579       $995    $2,159

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares                $513      $805     $1,117    $2,002
L Shares                $187      $579       $995    $2,159


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

10 PROSPECTUS
--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOALS

   PRIMARY                                  High current income
   SECONDARY                                Total return
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments
---------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower rated income producing securities of U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (I.E., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                  PROSPECTUS 11
--------------------------------------------------------------------------------
                                                               HIGH INCOME FUND
--------------------------------------------------------------------------------

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The periods prior to March 28, 2000 represent the performance of the ESC Strategic Income Fund, the Fund's predecessor.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S L SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


[GRAPHIC OMITTED]
                1995                      14.91%
                1996                       5.84%
                1997                       5.05%
                1998                       4.43%
                1999                       1.28%
                2000                      -9.46%
                2001                       5.55%
                2002                      -3.75%

            BEST QUARTER              WORST QUARTER
                7.99%                    -9.92%
             (12/31/02)                 (3/31/00)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 14.49%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                    -5.52%          -0.55%          2.38%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions                -8.58%          -3.52%         -0.45%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares             -3.41%          -1.81%         0.56%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Corporate High
Yield Bond Index
(reflects no deduction for
fees, expenses or taxes)        -1.41%           0.38%         5.19%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON MAY 4, 1994. BENCHMARK RETURNS SINCE APRIL 30, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.

12 PROSPECTUS
--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."


---------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
---------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.80%             0.80%
Distribution and Service (12b-1) Fees                                                               0.30%             1.00%
Other Expenses                                                                                      0.20%*            0.20%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.30%**           2.00%***

*   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
**  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
    BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A
    SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE
    WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                                     High Income Fund - A Shares                       1.10%
*** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
    ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
    FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART
    OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     High Income Fund - L Shares                       1.40%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $502       $772       N/A       N/A
L Shares               $403       $627     $1,078    $2,327

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $502       $772       N/A       N/A
L Shares               $203       $627     $1,078    $2,327


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 13
--------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High total return through current income and capital appreciation, while preserving the principal amount invested
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
-----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively inexpensive securities in a selected market index
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income from their investment, as well as an increase in the value of the investment
-----------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

14 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------
[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

                      [GRAPHIC OMITTED]
                 1993                    10.42%
                 1994                    -3.57%
                 1995                    17.26%
                 1996                     1.93%
                 1997                     8.64%
                 1998                     8.79%
                 1999                    -1.93%
                 2000                     6.13%
                 2001                     8.68%
                 2002                     6.99%

            BEST QUARTER              WORST QUARTER
                6.02%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 4.25%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                        1 YEAR         5 YEARS             10 YEARS
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     3.01%           4.85%               5.77%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions           1.25%           2.67%               3.53%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares          1.80%           2.78%               3.50%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)        11.02%           7.61%               7.61%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Bond Index
(reflects no deduction for
fees, expenses or taxes)        10.27%           7.54%               7.51%
--------------------------------------------------------------------------------
Lipper Intermediate
Investment-Grade Debt
Funds Objective (reflects
no deduction for taxes)          8.14%           6.36%               6.67%
--------------------------------------------------------------------------------


L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     4.46%           5.14%          5.45%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Government/Credit Index
(reflects no deduction for
fees, expenses or taxes)        11.02%           7.61%          7.68%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Aggregate Bond Index
(reflects no deduction for
fees, expenses or taxes)        10.27%           7.54%          7.66%
--------------------------------------------------------------------------------
Lipper Intermediate
Investment-Grade Debt
Funds Objective (reflects
no deduction for taxes)          8.14%           6.36%          6.62%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON JUNE 7, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

                                                                  PROSPECTUS 15
--------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of netasset value)**                          None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.74%             0.74%
Distribution and Service (12b-1) Fees                                                               0.43%             1.00%
Other Expenses                                                                                      0.21%             0.23%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.38%*            1.97%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     Investment Grade Bond Fund - A Shares             1.22%
                                     Investment Grade Bond Fund - L Shares             1.71%

16 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $510       $796     $1,102    $1,970
L Shares               $400       $618     $1,062    $2,296

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $510       $796     $1,102    $1,970
L Shares               $200       $618     $1,062    $2,296


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 17
--------------------------------------------------------------------------------
                                          INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High total return through (i) current income that is exempt from federal income taxes and (ii) capital appreciation, while preserving the principal amount invested
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade municipal securities
-------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest more Fund assets in undervalued sectors and less in overvalued ones
-------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive tax-free current income and an increase in the value of their investment
-------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Investment Grade Tax-Exempt Bond Fund invests at least 80% of its net assets in investment grade tax-exempt obligations, like municipal securities. The issuers of these securities may be located in any U.S. state, territory or possession. In addition, up to 20% of the Fund may be invested in securities subject to the alternative minimum tax or in certain taxable debt securities. In selecting investments for the Fund, the Adviser tries to limit risk as much as possible. Based on the Adviser's analysis of municipalities, credit risk, market trends and investment cycles, the Adviser attempts to invest more of the Fund's assets in undervalued market sectors and less in overvalued sectors. The Adviser also tries to identify and invest in municipal issuers with improving credit and avoid those with deteriorating credit. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


                        [GRAPHIC OMITTED]
                1993                      14.35%
                1994                      -0.60%
                1995                      14.51%
                1996                       4.99%
                1997                       7.36%
                1998                       6.73%
                1999                      -0.75%
                2000                      10.41%
                2001                       5.09%
                2002                       9.92%

            BEST QUARTER              WORST QUARTER
                5.87%                    -3.14%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 3.17%.

18 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                        1 YEAR         5 YEARS             10 YEARS
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     5.80%           5.39%                6.67%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions           4.36%           4.51%                5.68%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares          4.54%           4.49%                5.53%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)         9.26%           5.91%                5.85%
--------------------------------------------------------------------------------
Lipper Intermediate
Municipal Debt Funds
Objective (reflects no
deduction for taxes)             8.52%           5.09%                5.73%
--------------------------------------------------------------------------------


L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     7.31%           5.69%          5.92%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)         9.26%           5.91%          5.92%
--------------------------------------------------------------------------------
Lipper Intermediate
Municipal Debt Funds
Objective (reflects no
deduction for taxes)             8.52%           5.09%          5.51%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON JUNE 1, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index in a widely-recognized index of intermediate investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 4 and 6 years. The Lipper Intermediate Municipal Debt Funds Objective is a composite of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the intermediate term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

                                                                  PROSPECTUS 19
--------------------------------------------------------------------------------
                                          INVESTMENT GRADE TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.74%             0.74%
Distribution and Service (12b-1) Fees                                                               0.43%             1.00%
Other Expenses                                                                                      0.19%             0.17%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.36%*            1.91%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                Investment Grade Tax-Exempt Bond Fund - A Shares           1.22%
                                Investment Grade Tax-Exempt Bond Fund - L Shares           1.70%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $508       $790     $1,092    $1,949
L Shares               $394       $600     $1,032    $2,233

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $508       $790     $1,092    $1,949
L Shares               $194       $600     $1,032    $2,233


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

20 PROSPECTUS
--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that are less prone to prepayment risk
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive income from their investment
---------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that mortgage- backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 21
--------------------------------------------------------------------------------
                                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


                        [GRAPHIC OMITTED]
                 1995                     12.02%
                 1996                      4.29%
                 1997                      6.37%
                 1998                      6.73%
                 1999                      0.96%
                 2000                      8.29%
                 2001                      7.14%
                 2002                      7.23%

            BEST QUARTER              WORST QUARTER
                4.20%                    -0.26%
              (9/30/01)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 1.97%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR AAA U.S. TREASURIES/AGENCIES INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. TREASURIES INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     4.57%           5.50%          5.94%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions           2.86%           3.42%          3.68%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares          2.77%           3.34%          3.61%
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index (reflects
no deduction for fees,
expenses or taxes)               7.54%           6.94%          6.95%
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasuries Index
(reflects no deduction for
fees, expenses or taxes)         7.47%           6.87%          6.90%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE A SHARES ON JULY 18, 1994. BENCHMARK RETURNS SINCE JULY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     4.87%           5.70%                5.64%
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
AAA U.S. Treasuries/
Agencies Index (reflects
no deduction for fees,
expenses or taxes)               7.54%           6.94%                6.79%
--------------------------------------------------------------------------------
Merrill Lynch 1-5 Year
U.S. Treasuries Index
(reflects no deduction
for fees, expenses
or taxes)                        7.47%           6.87%                6.74%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON JUNE 7, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with a duration of 2.06 years and a yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.

22 PROSPECTUS
--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               2.50%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.65%             0.65%
Distribution and Service (12b-1) Fees                                                               0.23%             1.00%
Other Expenses                                                                                      0.32%             0.15%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.20%*            1.80%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                           Limited-Term Federal Mortgage Securities Fund - A Shares           0.96%
                           Limited-Term Federal Mortgage Securities Fund - L Shares           1.31%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $369       $621      $893     $1,668
L Shares               $383       $566      $975     $2,116

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $369       $621      $893     $1,668
L Shares               $183       $566      $975     $2,116


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 23
--------------------------------------------------------------------------------
                                                   MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income exempt from federal and Maryland income tax, consistent with preservation of capital
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Maryland municipal securities
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to invest in investment grade municipal securities
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Maryland residents who want income exempt from federal and state income taxes
---------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Maryland Municipal Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Maryland income taxes. Issuers of these securities can be located in Maryland, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities. The Fund's concentration of investments in securities of issuers located in Maryland subjects the Fund to economic and government policies of Maryland. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S L SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


[MARYLAND MUNI GRAPHIC OMITTED]
                 1997                      7.90%
                 1998                      4.91%
                 1999                     -4.17%
                 2000                     10.29%
                 2001                      3.62%
                 2002                      7.88%

            BEST QUARTER              WORST QUARTER
                3.98%                    -1.74%
              (9/30/02)                 (9/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.95%.

24 PROSPECTUS
--------------------------------------------------------------------------------
MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER MARYLAND MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     5.88%           4.39%          5.03%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions           5.85%           4.37%          5.01%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares          4.66%           4.13%          4.70%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction
for fees, expenses
or taxes)                       10.17%           6.12%          6.82%
--------------------------------------------------------------------------------
Lipper Maryland
Municipal Debt
Funds Objective
(reflects no deduction
for taxes)                       8.61%           4.86%          5.60%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON APRIL 25, 1996. BENCHMARK RETURNS SINCE APRIL 30, 1996 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Maryland Municipal Debt Funds Objective is an average of funds that limit their assets to those securities that are exempt from taxation in a specified state (double tax-exempt) or city (triple tax-exempt). The number of funds in the Objective varies.

                                                                  PROSPECTUS 25
--------------------------------------------------------------------------------
                                                   MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               3.75%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.65%             0.65%
Distribution and Service (12b-1) Fees                                                               0.15%             1.00%
Other Expenses                                                                                      0.20%*            0.16%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.00%**           1.81%***

*   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
**  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
    BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A
    SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTIN UE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE
    WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                                     Maryland Municipal Bond Fund - A Shares           0.90%
*** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
    ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
    FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART
    OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     Maryland Municipal Bond Fund - L Shares           1.64%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $473       $681       N/A       N/A
L Shares               $384       $569      $980     $2,127

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $473       $681       N/A       N/A
L Shares               $184       $569      $980     $2,127


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

26 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
----------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk
----------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
----------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

                                                                  PROSPECTUS 27
--------------------------------------------------------------------------------
                                                           SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


                       [GRAPHIC OMITTED]
                 1994                     -0.33%
                 1995                     11.68%
                 1996                      3.66%
                 1997                      6.46%
                 1998                      6.73%
                 1999                      0.76%
                 2000                      7.39%
                 2001                      7.33%
                 2002                      2.47%

            BEST QUARTER              WORST QUARTER
                3.81%                    -0.79%
              (6/30/95)                (12/31/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 1.92%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE CITIGROUP 1-3 YEAR
TREASURY/GOVERNMENT/CREDIT INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     0.39%           4.47%          4.79%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions          -1.01%           2.49%          2.77%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares          0.22%           2.58%          2.81%
--------------------------------------------------------------------------------
Citigroup 1-3 Year
Treasury/Government/
Credit Index (reflects
no deduction for fees,
expenses or taxes)               6.28%           6.69%          6.13%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE A SHARES ON MARCH 22, 1993. BENCHMARK RETURNS SINCE MARCH 31, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

L SHARES                        1 YEAR         5 YEARS      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                     0.16%           4.56%          4.85%
--------------------------------------------------------------------------------
Citigroup 1-3 Year
Treasury/Government/
Credit Index (reflects
no deduction for fees,
expenses or taxes)               6.28%           6.69%          6.58%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON JUNE 20, 1995. BENCHMARK RETURNS SINCE JUNE 30, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury/Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.

28 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*               2.00%             None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                         None              2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    A SHARES          L SHARES
Investment Advisory Fees                                                                            0.65%             0.65%
Distribution and Service (12b-1) Fees                                                               0.23%             1.00%
Other Expenses                                                                                      0.40%             0.20%
                                                                                                    -----             -----
Total Annual Operating Expenses                                                                     1.28%*            1.85%*

*  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
   ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE
   FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF
   THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     Short-Term Bond Fund - A Shares                   0.91%
                                     Short-Term Bond Fund - L Shares                   1.26%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares                $328     $598       $888     $1,714
L Shares                $388     $582     $1,001     $2,169

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares                $328     $598       $888     $1,714
L Shares                $188     $582     $1,001     $2,169


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 29
--------------------------------------------------------------------------------
                                       SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY
INVESTMENT GOAL                High current income, while preserving capital
---------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS               Short-term U.S. Treasury securities
---------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Low
---------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Attempts to identify Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk
---------------------------------------------------------------------------------------------------------
INVESTOR PROFILE               Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
---------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole. Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.



                   [BAR CHART GRAPHIC OMITTED]
                   PLOT POINTS ARE AS FOLLOWS:
                 1994                      1.28%
                 1995                      8.39%
                 1996                      4.38%
                 1997                      5.70%
                 1998                      6.09%
                 1999                      2.55%
                 2000                      6.48%
                 2001                      6.39%
                 2002                      4.36%

            BEST QUARTER              WORST QUARTER
                2.60%                    -0.23%
              (3/31/95)                 (3/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 1.01%.

30 PROSPECTUS
------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE CITIGROUP 1-3 YEAR TREASURY INDEX AND THE CITIGROUP 6-MONTH TREASURY BILL INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                 1 YEAR    5 YEARS  SINCE INCEPTION*
------------------------------------------------------------------------
Fund Returns
Before Taxes               3.35%    4.95%      4.81%
------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions     2.14%    3.20%      2.97%
------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares    2.06%    3.09%      2.93%
------------------------------------------------------------------------
Citigroup 1-3 Year
Treasury Index (reflects
no deduction for fees,
expenses or taxes)         5.78%    6.41%      5.95%
------------------------------------------------------------------------
Citigroup 6-Month
Treasury Bill Index
(reflects no deduction for
fees, expenses or taxes)   1.92%    4.51%      4.71%
------------------------------------------------------------------------
* SINCE INCEPTION OF THE A SHARES ON MARCH 18, 1993. BENCHMARK RETURNS SINCE MARCH 31, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

L SHARES                 1 YEAR   5 YEARS  SINCE INCEPTION*
------------------------------------------------------------------------
Fund Returns
Before Taxes               2.20%    4.95%       4.95%
------------------------------------------------------------------------
Citigroup 1-3 Year
Treasury Index
(reflects no deduction for
fees, expenses or taxes)   5.78%    6.41%       6.38%
------------------------------------------------------------------------
Citigroup 6-Month
Treasury Bill Index
(reflects no deduction for
fees, expenses or taxes)   1.92%   4.51%        4.82%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON JUNE 22, 1995. BENCHMARK RETURNS SINCE
  JUNE 30, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.

                                                                  PROSPECTUS 31
 -------------------------------------------------------------------------------
                                       SHORT-TERM U.S. TREASURY SECURITIES FUND
 -----------------------------------------------------------------------=-------


[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                     A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)*                 1.00%             None
Maximum Deferred Sales Charge (Load) (as a
 percentage of net asset value)**                    None              2.00%

 * THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR
   OF YOUR PURCHASE. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                     A SHARES          L SHARES
Investment Advisory Fees                             0.65%             0.65%
Distribution and Service (12b-1) Fees                0.18%             1.00%
Other Expenses                                       0.24%             0.14%
                                                     -----             -----
Total Annual Operating Expenses                      1.07%*            1.79%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

          Short-Term U.S. Treasury Securities Fund - A Shares      0.86%
          Short-Term U.S. Treasury Securities Fund - L Shares      1.11%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                       1 YEAR    3 YEARS  5 YEARS  10 YEARS
A Shares               $208       $437      $684     $1,393
L Shares               $382       $563      $970     $2,105

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $208       $437      $684     $1,393
L Shares               $182       $563      $970     $2,105


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

32 PROSPECTUS
------------------------------------------------------------------------
STRATEGIC INCOME FUND
------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY
INVESTMENT GOALS

   PRIMARY                                  Current income
   SECONDARY                                Preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            High yield corporate, government, and other debt instruments of U.S. and non U.S. issuers
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who seek high current income with reduced risk of share price volatility
------------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. The Fund will maintain a minimum average credit quality rating of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                  PROSPECTUS 33
--------------------------------------------------------------------------------
                                                          STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S L SHARES FOR THE LAST YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.

[BAR CHART GRAPHIC OMITTED]
PLOT POINT IS AS FOLLOWS:
2002            3.08%
            BEST QUARTER              WORST QUARTER
                4.18%                    -1.00%
             (12/31/02)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.60%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 34/33/33 BLEND OF THE MERRILL LYNCH AAA U.S. TREASURY/AGENCY MASTER INDEX, MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX AND THE MERRILL LYNCH GLOBAL GOVERNMENT BOND II EX U.S. INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

L SHARES                              1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                           1.14%           1.95%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions                -1.18%          -0.27%
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and Sale
of Fund Shares                         0.66%           0.47%
--------------------------------------------------------------------------------
Hybrid 34/33/33 Blend of
the Following Market Benchmarks        5.79%           4.54%
--------------------------------------------------------------------------------
  Merrill Lynch AAA U.S.
  Treasury/Agency Master
  Index (reflects no deduction
  for fees, expenses or taxes)        11.30%           9.49%
--------------------------------------------------------------------------------
  Merrill Lynch U.S. High Yield
  Master II Index (reflects no
  deduction for fees, expenses
  or taxes)                           -1.89%          -2.46%
--------------------------------------------------------------------------------
  Merrill Lynch Global
  Government Bond II ex
  U.S. Index (reflects no
  deduction for fees,
  expenses or taxes)                   7.53%           6.16%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON NOVEMBER 30, 2001.

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

34 PROSPECTUS
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                      A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)*                 3.75%             None
 Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)**                      None              2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      A SHARES          L SHARES
Investment Advisory Fees                              0.85%             0.85%
Distribution and Service (12b-1) Fees                 0.35%             1.00%
Other Expenses                                        0.20%*            0.19%
                                                      -----             -----
Total Annual Operating Expenses                       1.40%**           2.04%***
  * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
    ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS
    FOLLOWS:

                     Strategic Income Fund - A Shares 1.15%
*** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL
    YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                     Strategic Income Fund - L Shares 1.43%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that each year your investment has a 5% return and Fund operating expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $512       $802       N/A       N/A
L Shares               $407       $640     $1,098    $2,369

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $512       $802       N/A       N/A
L Shares               $207       $640     $1,098    $2,369


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 35
--------------------------------------------------------------------------------
                                                U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

Investment Goal                             High current income, while preserving capital
---------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities and U.S. Treasury obligations
---------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low to moderate
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without adding undue risk
---------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive income from their investment
---------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The effective average weighted maturity of the Fund's portfolio will typically range between 4 and 10 years.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole. Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


                   [BAR CHART GRAPHIC OMITTED]
                   PLOT POINTS ARE AS FOLLOWS:
                 1995                    16.95%
                 1996                     2.08%
                 1997                     8.60%
                 1998                     7.74%
                 1999                    -1.49%
                 2000                    10.50%
                 2001                     6.61%
                 2002                     9.23%

            BEST QUARTER              WORST QUARTER
                5.81%                    -2.31%
              (6/30/95)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.00%.

36 PROSPECTUS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE CUSTOM INDEX AND THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only the A Shares. After-tax returns for other classes will vary.

A SHARES                   1 YEAR    5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                5.18%      5.63%       6.25%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions      3.30%      3.43%       3.95%
Fund Returns After
--------------------------------------------------------------------------------
Taxes on Distributions
and Sale of Fund Shares     3.13%      3.39%       3.84%
--------------------------------------------------------------------------------
Merrill Lynch
Government/
Mortgage Custom
Index (reflects no
deduction for fees,
expenses or taxes)         10.39%      7.61%       8.06%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate
U.S. Government
Bond Index (reflects
no deduction for fees,
expenses or taxes)          9.63%      7.44%       7.42%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE A SHARES ON JUNE 6, 1994. BENCHMARK RETURNS SINCE MAY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

L SHARES                   1 YEAR    5 YEARS SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                6.79%      5.94%       5.88%
--------------------------------------------------------------------------------
Merrill Lynch
Government/Mortgage
Custom Index (reflects
no deduction for fees,
expenses or taxes)         10.39%      7.61%       7.66%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate U.S.
Government Bond Index
(reflects no deduction for
fees, expenses or taxes)    9.63%      7.44%       7.20%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON JUNE 7, 1995. BENCHMARK RETURNS SINCE MAY 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.

                                                                  PROSPECTUS 37
--------------------------------------------------------------------------------
                                                U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                     A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)*                3.75%             None
Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)**              None              2.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR
   PURCHASE. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      A SHARES         L SHARES
Investment Advisory Fees                              0.74%             0.74%
Distribution and Service (12b-1) Fees                 0.38%             1.00%
Other Expenses                                        0.33%             0.19%
                                                      -----             -----
Total Annual Operating Expenses                       1.45%*            1.93%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                U.S. Government Securities Fund - A Shares    1.22%
                U.S. Government Securities Fund - L Shares    1.73%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. THE EXAMPLE ALSO ASSUMES THAT EACH YEAR YOUR INVESTMENT HAS A 5% RETURN, FUND OPERATING EXPENSES REMAIN THE SAME AND YOU REINVEST ALL DIVIDENDS AND DISTRIBUTIONS. ALTHOUGH YOUR ACTUAL COSTS AND RETURNS MIGHT BE DIFFERENT, YOUR APPROXIMATE COSTS OF INVESTING $10,000 IN THE FUND WOULD BE:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $517       $816     $1,137    $2,045
L Shares               $396       $606     $1,042    $2,254

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $517       $816     $1,137    $2,045
L Shares               $196       $606     $1,042    $2,254




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

38 PROSPECTUS
--------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------
[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                            High current income exempt from federal and Virginia income tax, consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                           Virginia municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     Low
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Attempts to limit risk by investing in investment grade municipal securities with an intermediate average maturity
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                           Virginia residents who want income exempt from federal and state income taxes
------------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Virginia Intermediate Municipal Bond Fund invests at least 80% of its net assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. The Adviser also considers stability and growth of principal. The Adviser expects that the Fund's average weighted maturity will range from 5 to 10 years but there is no limit on the maturities of individual securities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies of Virginia.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


[BAR CHART GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:

                 1994                    -6.47%
                 1995                    14.37%
                 1996                     2.94%
                 1997                     7.24%
                 1998                     5.32%
                 1999                    -2.43%
                 2000                     9.35%
                 2001                     4.50%
                 2002                     7.83%

            BEST QUARTER              WORST QUARTER
                6.10%                    -6.72%
              (3/31/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.90%.

                                                                  PROSPECTUS 39
--------------------------------------------------------------------------------
                                      VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 5-YEAR MUNICIPAL BOND INDEX AND THE LIPPER OTHER STATES INTERMEDIATE MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                  SINCE
A SHARES                   1 YEAR    5 YEARS  INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                3.74%      4.04%       4.42%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions      3.55%      3.94%       4.36%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares     3.86%      4.01%       4.35%
--------------------------------------------------------------------------------
Lehman Brothers 5-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)    9.26%      5.91%       5.71%
--------------------------------------------------------------------------------
Lipper Other States
Intermediate Municipal
Debt Funds Objective
(reflects no deduction
for taxes)                  7.99%      4.69%       5.01%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE A SHARES ON MAY 5, 1993. BENCHMARK RETURNS SINCE APRIL 30, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 5-Year Municipal Bond Index is a widely-recognized index composed of tax-exempt bonds with maturities ranging between 4 and 6 years. The Lipper Other States Intermediate Municipal Debt Funds Objective is an average of funds that invest in municipal debt issues with dollar-weighted average maturities of five to ten years and are exempt from taxation on a specified city or state basis. The number of funds in the Objective varies.

40 PROSPECTUS
-------------------------------------------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
-------------------------------------------------------------------------------

[LIFE PRESERVER GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             A SHARES     L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*        3.75%        None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  None         2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                             A SHARES     L SHARES
Investment Advisory Fees                                                                     0.65%        0.65%
Distribution and Service (12b-1) Fees                                                        0.15%        1.00%
Other Expenses                                                                               0.27%        0.24%**
                                                                                             -----        -------
Total Annual Operating Expenses                                                              1.07%*       1.89%***

*   THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
    DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS
    IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH
    THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     Virginia Intermediate Municipal Bond Fund - A Shares        0.79%
**  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
*** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
    BECAUSE THE DISTRIBUTOR INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL.
    THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL
    OPERATING EXPENSES WOULD BE AS FOLLOWS:

                                     Virginia Intermediate Municipal Bond Fund - L Shares        1.55%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $480       $703      $943     $1,632
L Shares               $392       $594       N/A       N/A

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $480       $703      $943     $1,632
L Shares               $192       $594       N/A       N/A

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                  PROSPECTUS 41
--------------------------------------------------------------------------------
                                                   VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                            High current income exempt from federal and Virginia income taxes, consistent with preservation of capital
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                           Virginia municipal securities
------------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                     Moderate
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY              Attempts to invest in investment grade municipal securities
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                           Virginia residents who want income exempt from federal and state income taxes
------------------------------------------------------------------------------------------------------------------------------------

 [TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Virginia Municipal Bond Fund invests substantially all of its assets in municipal securities with income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser tries to limit risk by buying investment grade securities. There are no limits on the Fund's average weighted maturity or on the remaining maturities of individual securities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic conditions and government policies of Virginia.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S L SHARES FROM YEAR TO YEAR.* THE CHART DOES NOT REFLECT SALES CHARGES. IF SALES CHARGES HAD BEEN REFLECTED, RETURNS WOULD BE LESS THAN THOSE SHOWN.


                   [BAR CHART GRAPHIC OMITTED]
                   PLOT POINTS ARE AS FOLLOWS:

                1996                     0.81%
                1997                     7.91%
                1998                     4.83%
                1999                    -5.68%
                2000                    10.72%
                2001                     3.30%
                2002                     8.21%

            BEST QUARTER              WORST QUARTER
                4.48%                    -2.93%
              (9/30/02)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.92%.

42 PROSPECTUS
--------------------------------------------------------------------------------
VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS 10-YEAR MUNICIPAL BOND INDEX AND THE LIPPER VIRGINIA MUNICIPAL DEBT FUNDS OBJECTIVE.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

L SHARES                   1 YEAR    5 YEARS SINCE INCEPTION*
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                6.21%      4.12%       4.76%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions      6.15%      4.08%       4.68%
--------------------------------------------------------------------------------
Fund Returns After
Taxes on Distributions
and Sale of Fund Shares     5.00%      3.95%       4.49%
--------------------------------------------------------------------------------
Lehman Brothers 10-Year
Municipal Bond Index
(reflects no deduction for
fees, expenses or taxes)   10.17%      6.12%       6.96%
--------------------------------------------------------------------------------
Lipper Virginia
Municipal Debt
Funds Objective
(reflects no deduction
for taxes)                  8.09%      4.75%       5.93%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE L SHARES ON APRIL 14, 1995. BENCHMARK RETURNS SINCE MARCH 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers 10-Year Municipal Bond Index is a widely-recognized index of long-term investment grade tax-exempt bonds. The Index includes general obligation bonds, revenue bonds, insured bonds and prefunded bonds with maturities between 8 and 12 years. The Index represents various market sectors and geographic locations. The Lipper Virginia Municipal Debt Funds Objective is a composite index of mutual funds with investment goals similar to the Fund's goals. It reports the average return of the Virginia intermediate-term municipal bond mutual funds tracked by Lipper Analytical Services, Inc. The number of funds in the Objective varies.

                                                                  PROSPECTUS 43
--------------------------------------------------------------------------------
                                                   VIRGINIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           A SHARES      L SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)*        3.75%         None
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)**                  None         2.00%

*  THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET
   VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED
   SALES CHARGE OF 1.00%. SEE "SALES CHARGES."

** THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."

------------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           A SHARES      L SHARES
Investment Advisory Fees                                                                     0.65%         0.65%
Distribution and Service (12b-1) Fees                                                        0.15%         1.00%
Other Expenses                                                                               0.20%*        0.20%
                                                                                             -----         ------
Total Annual Operating Expenses                                                              1.00%**       1.85%***

*   OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
**  THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE
    BECAUSE THE DISTRIBUTOR INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL.
    THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL
    OPERATING EXPENSES WOULD BE AS FOLLOWS:

                                     Virginia Municipal Bond Fund - A Shares           0.90%
*** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE
    DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS
    IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH
    THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                                     Virginia Municipal Bond Fund - L Shares           1.70%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 Year     3 Years   5 Years  10 Years
A Shares               $473       $681       N/A       N/A
L Shares               $388       $582     $1,001    $2,169

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                      1 YEAR     3 YEARS   5 YEARS  10 YEARS
A Shares               $473       $681       N/A       N/A
L Shares               $188       $582     $1,001    $2,169


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

44 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK

DERIVATIVES RISK

STRATEGIC INCOME FUND

The Fund may use derivatives to attempt to achieve its investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Fund holds cash or U.S. government securities.


FIXED INCOME RISK
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  SUPER SHORT INCOME PLUS FUND

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
HIGH INCOME FUND
INVESTMENT GRADE BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
MARYLAND MUNICIPAL BOND FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
STRATEGIC INCOME FUND
U.S. GOVERNMENT SECURITIES FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:


CREDIT RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
INVESTMENT GRADE BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
SHORT-TERM BOND FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

The possibility that an issuer will be unable to make timely payments of either principal or interest.

MUNICIPAL ISSUER RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
INVESTMENT GRADE TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

                                                                  PROSPECTUS 45
--------------------------------------------------------------------------------
                                        MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------


FOREIGN SECURITY RISKS

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  SUPER SHORT INCOME PLUS FUND

HIGH INCOME FUND
STRATEGIC INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

HEDGING RISK

STRATEGIC INCOME FUND

Hedging is a strategy designed to offset investment risks. There are risks associated with hedging activities, including:

o The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.
o There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.
o There may not be a liquid secondary market for a futures contract or option.
o Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.

REGIONAL RISK

FLORIDA TAX-EXEMPT BOND FUND
GEORGIA TAX-EXEMPT BOND FUND
MARYLAND MUNICIPAL BOND FUND
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND
VIRGINIA MUNICIPAL BOND FUND

To the extent that a Fund's investments are concentrated in a specific geographic region, a Fund may be subject to the political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting a Fund to additional risks.


[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund, Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund, Virginia Intermediate Municipal Bond Fund and the U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the

46 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------

opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.



[MAGNIFIER GRAPHICOMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
     SUPER SHORT INCOME PLUS FUND                     0.12%
   FLORIDA TAX-EXEMPT BOND FUND                       0.61%
   GEORGIA TAX-EXEMPT BOND FUND                       0.61%
   HIGH INCOME FUND                                   0.65%
   INVESTMENT GRADE BOND FUND                         0.72%
   INVESTMENT GRADE TAX-EXEMPT BOND FUND              0.71%
   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND      0.60%
   MARYLAND MUNICIPAL BOND FUND                       0.57%
   SHORT-TERM BOND FUND                               0.60%
   SHORT-TERM U.S. TREASURY SECURITIES FUND           0.59%
   STRATEGIC INCOME FUND                              0.75%
   U.S. GOVERNMENT SECURITIES FUND                    0.71%
   VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND          0.65%
   VIRGINIA MUNICIPAL BOND FUND                       0.65%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. George E. Calvert, Jr., has served as Vice President of Trusco since August 2000. He has managed the MARYLAND MUNICIPAL BOND FUND, VIRGINIA MUNICIPAL BOND FUND and the VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND since August 2000. Prior to joining Trusco, Mr. Calvert served as a fixed income trader from 1998 to 2000 for Tredegar Trust Company. He also served as Vice President, Investment Division, of Central Fidelity Bank from 1988 to 1998. Mr. Calvert has more than 25 years of investment experience.

Mr. Chris Carter, CFA, has served as a Portfolio Manager since joining Trusco in July 2003. He has managed the GEORGIA TAX-EXEMPT BOND FUND since August 2003. Prior to joining Trusco, Mr. Carter served as a Portfolio Manager and Fixed Income Trader of Evergreen Asset Management Company from January 2002 to July 2003, after serving as a Portfolio Manager and Fixed Income Trader of Wachovia Asset Management from September 1998 to January 2002. Prior to joining Wachovia Asset Management, he served as an Assistant Portfolio Manager and Trader for Wachovia Bank, N.A. from October 1994 to September 1998. He has more than 8 years of investment experience.

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has managed the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since it began operating in April 2003. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 16 years of investment experience.

Mr. L. Earl Denney, CFA, has served as a Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1983. Mr. Denney has co-managed the INVESTMENT GRADE BOND FUND since it began operating in June 1992 and the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND since it began operating in June 1994. He has more than 26 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986.

                                                                  PROSPECTUS 47
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the INVESTMENT GRADE BOND FUND since May 2003. He has more than 33 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 21 years of investment experience.

Ms. Agnes G. Pampush, CFA, has served as Managing Director of Trusco since July 2000, after serving as Vice President of Trusco since 1998. Ms. Pampush has also served as Director of Fixed Income Research at Trusco since May 2002. She has co-managed the HIGH INCOME FUND since May 2003, after managing the Fund since April 2000. Ms. Pampush has also co-managed the STRATEGIC INCOME FUND since May 2003. She has more than 21 years of investment experience.

Mr. Neil J. Powers, CFA, joined Trusco in November 1997 and serves as Managing Director. He has co-managed the STRATEGIC INCOME FUND since May 2003, after managing the Fund since it began operating in November 2001. He has more than 19 years of investment experience. Mr. Ronald Schwartz, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1988. He has managed the FLORIDA TAX-EXEMPT BOND FUND since it began operating in January 1994 and the INVESTMENT GRADE TAX-EXEMPT BOND FUND since it began operating in June 1992. He has more than 22 years of investment experience.

Mr. Michael G. Sebesta, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND since May 2003. Mr. Sebesta has also managed the U.S. GOVERNMENT SECURITIES FUND since January 2003. Prior to joining Trusco,

Mr. Sebesta served as Senior Vice President and Senior Fixed Income Manager at Wachovia Asset Management from June 1996 to May 2002. He has more than 15 years of investment experience.

Mr. Howard Udis, J.D., has served as Vice President since joining Trusco in September 2001. He has co-managed the HIGH INCOME FUND since May 2003. Prior to joining Trusco, Mr. Udis served as a Consultant with Sound Asset Management from 1996 to 1999 and again from October 2000 to September 2001, and also served as Vice President at Raymond James & Associates from 1999 to 2000. He has more than 15 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the SHORT-TERM U.S. TREASURY SECURITIES FUND since July 1996. He has more than 18 years of investment experience.


[HANDSHAKE GRAPHIC OMITTED]  PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") or exchange A Shares and L Shares of the Funds.



HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening
a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

o Mail*
o Telephone (1-800-874-4770)
o Wire
o Automated Clearing House (ACH)

* THE FUNDS DO NOT ACCEPT CASH AS PAYMENT FOR FUND SHARES.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your broker or institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

48 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Strategic Income Fund may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund (with the exception of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) at least:

CLASS                            DOLLAR AMOUNT
--------------------------------------------------------------------------------
A Shares                          $2,000
L Shares (with the
exception of the Classic
Institutional U.S.
Government Securities             $5,000 ($2,000 for IRA
Super Short Income                or other tax qualified
Plus Fund)                        accounts)
--------------------------------------------------------------------------------

To purchase shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund for the first time, you must invest at least:

CLASS                            DOLLAR AMOUNT
--------------------------------------------------------------------------------
L Shares                          $50,000
--------------------------------------------------------------------------------
Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares of either class automatically through regular deductions from your account. With a $500 minimum initial investment ($50,000 for the Classic Institutional U.S. Government Securities Super Short Income Plus Fund), you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying L Shares, you should plan on investing at least $5,000 per Fund ($50,000 for the Classic Institutional

                                                                  PROSPECTUS 49
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

U.S. Government Securities Super Short Income Plus Fund) during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.


[DOLLAR BILL GRAPHIC OMITTED] SALES CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

Florida Tax-Exempt Bond Fund
Georgia Tax-Exempt Bond Fund
High Income Fund
Investment Grade Bond Fund

50 PROSPECTUS


PURCHASING, SELLING AND EXCHANGING FUND SHARES


Investment Grade Tax-Exempt Bond Fund
Maryland Municipal Bond Fund
Strategic Income Fund
U.S. Government Securities Fund
Virginia Intermediate Municipal Bond Fund
Virginia Municipal Bond Fund


                              YOUR SALES CHARGE          YOUR SALES CHARGE
                             AS A PERCENTAGE OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:          OFFERING PRICE*          YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000                    3.75%                     3.90%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000                         3.25%                     3.36%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000                       2.50%                     2.56%
--------------------------------------------------------------------------------
$1,000,000 and over                   None                      None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS. WHILE INVESTMENTS OVER $1,000,000 ARE NOT SUBJECT TO A FRONT-END SALES CHARGE, THE DISTRIBUTOR MAY PAY DEALER COMMISSIONS RANGING FROM 0.25% TO 1.00%.

Limited-Term Federal Mortgage Securities Fund

                              YOUR SALES CHARGE          YOUR SALES CHARGE
                             AS A PERCENTAGE OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:          OFFERING PRICE*          YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000                    2.50%                     2.50%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000                         1.75%                     1.78%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000                       1.25%                     1.27%
--------------------------------------------------------------------------------
$1,000,000 and over                   None                      None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS. WHILE INVESTMENTS OVER $1,000,000 ARE NOT SUBJECT TO A FRONT-ENDSALES CHARGE, THE DISTRIBUTOR MAY PAY DEALER COMMISSIONS RANGING FROM 0.25% TO 1.00%.

Short-Term Bond Fund

                              YOUR SALES CHARGE          YOUR SALES CHARGE
                             AS A PERCENTAGE OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:          OFFERING PRICE*          YOUR NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000                    2.00%                     2.04%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000                         1.50%                     1.52%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000                       1.00%                     1.01%
--------------------------------------------------------------------------------
$1,000,000 and over                   None                      None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS. WHILE INVESTMENTS OVER $1,000,000 ARE NOT SUBJECT TO A FRONT-END SALES CHARGE, THE DISTRIBUTOR MAY PAY DEALER COMMISSIONS RANGING FROM 0.25% TO 1.00%.

Short-Term U.S. Treasury Securities Fund

                              YOUR SALES CHARGE          YOUR SALES CHARGE
                             AS A PERCENTAGE OF          AS A PERCENTAGE OF
IF YOUR INVESTMENT IS:          OFFERING PRICE*          YOUR NET INVESTMENTT
--------------------------------------------------------------------------------
Less than $100,000                    1.00%                     1.01%
--------------------------------------------------------------------------------
$100,000 but less
than $250,000                         0.75%                     0.76%
--------------------------------------------------------------------------------
$250,000 but less
than $1,000,000                       0.50%                     0.50%
--------------------------------------------------------------------------------
1,000,000 and over                    None                      None
--------------------------------------------------------------------------------

* THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS. WHILE INVESTMENTS OVER $1,000,000 ARE NOT SUBJECT TO A FRONT-END SALES CHARGE, THE DISTRIBUTOR MAY PAY DEALER COMMISSIONS RANGING FROM 0.25% TO 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions.

WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:

o through reinvestment of dividends and distributions;

o through a SunTrust Securities, Inc. asset allocation account;

o by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

o by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of SunTrust and its affiliates;
o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from

                                                                  PROSPECTUS 51
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with SunTrust;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.

REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the A Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will only consider the value of A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask the Funds for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Funds may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of A Shares sold subject to a sales charge. As a result, shares of the A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

52 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


CONTINGENT DEFERRED SALES CHARGES (CDSC) -- L SHARES

You do not pay a sales charge when you purchase L Shares. The offering price of L Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through the reinvestment of dividends or capital gains distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to the exchange of L Shares of one Fund for L Shares of another Fund.

WAIVER OF CDSC

The CDSC will be waived if you sell your L Shares for the following reasons:

o to make certain withdrawals from a retirement plan (not including IRAs);

o because of death or disability; or

o for certain payments under the Systematic Withdrawal Plan - up to 12% annually of the value of your shares of each Fund held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail).

If you sell your L Shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund you will not pay a CDSC. For more information see "How to Exchange Your Shares."

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of L Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust, you may sell your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).


The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of L Shares, any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but may take up to seven days. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

                                                                  PROSPECTUS 53
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------



INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums (with the exception of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) are:

CLASS                            DOLLAR AMOUNT
--------------------------------------------------------------------------------
A Shares                $2,000 ($5,000 for
                        Strategic Income Fund)
L Shares                $5,000 ($2,000 for IRA or other tax
                        qualified accounts)
--------------------------------------------------------------------------------
The account balance minimum for the Classic Institutional U.S. Government Securities Super Short Income Plus Fund is:

CLASS                            DOLLAR AMOUNT
--------------------------------------------------------------------------------
L Shares                            $50,000
--------------------------------------------------------------------------------

But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000. The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or
(2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timers" as defined later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund(s) receives your exchange request.


A SHARES

You may exchange A Shares of any Fund for A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

L SHARES

You may exchange L Shares of any Fund for L Shares of any other Fund. For purposes of computing the CDSC applicable to L Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange L Shares of any STI Classic Fund for L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for L Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone

54 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.


MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

o Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase A Shares or L Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase. Further, all Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While L Shares are sold without any initial sales charge, the Distributor may pay at the time of sale up to 2% of the amount invested to broker-dealers and other financial intermediaries who sell L Shares. Through the distribution plan, the Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.

Maximum distribution fees, as a percentage of average daily net assets are as follows:

For A Shares

     FLORIDA TAX-EXEMPT BOND FUND                     0.18%
     GEORGIA TAX-EXEMPT BOND FUND                     0.18%
     HIGH INCOME FUND                                 0.30%
     INVESTMENT GRADE BOND FUND                       0.43%
     INVESTMENT GRADE TAX-EXEMPT BOND FUND            0.43%
     LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND    0.23%
     MARYLAND MUNICIPAL BOND FUND                     0.15%
     SHORT-TERM BOND FUND                             0.23%
     SHORT-TERM U.S. TREASURY SECURITIES FUND         0.18%
     STRATEGIC INCOME FUND                            0.35%
     U.S. GOVERNMENT SECURITIES FUND                  0.38%
     VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND        0.15%
     VIRGINIA MUNICIPAL BOND FUND                     0.15%

For L Shares, the maximum distribution fee (with the exception of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund) is 1.00% of the average daily net assets of each Fund. The maximum distribution fee for the Classic Institutional U.S. Government Securities Super Short Income Plus Fund is 0.40%.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

                                                                 PROSPECTUS  55
--------------------------------------------------------------------------------
                                             DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates on qualifying dividend income. Long-term capital gains are currently taxed at a maximum rate of 15%. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Absent further legislation, the maximum 15% tax rate on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan. The Florida Tax-Exempt Bond Fund, Georgia Tax-Exempt Bond Fund, Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable. While shareholders of state specific Funds may receive distributions that are exempt from that particular state's income tax, such distributions may be taxable in other states where the shareholder files tax returns.


Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends currently taxable at a maximum rate of 35%.

The Short-Term U.S. Treasury Securities Fund and the U.S. Government Securities Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Investment Grade Bond Fund and the Short-Term Bond Fund expect that some portion of each Fund's distributions will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

56 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms,one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods


             Net Asset                 Net Realized and                Dividends
               Value           Net         Unrealized                   from Net     Distributions
             Beginning     Investment    Gains (Losses)  Total from    Investment    from Realized   Tax Return of  Total Dividends
             of Period       Income     on Investments   Operations      Income      Capital Gains     Capital     and Distributions
            ----------     ----------  ----------------  ----------    ----------    -------------   ------------- -----------------
-----------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
-----------------------------------------------------------------------------
  L Shares
    2003 (1)  $10.00         $0.02            $0.01         $0.03        $(0.02)           --             --            $(0.02)

----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  A Shares
    2003      $10.95         $0.38            $0.79         $1.17        $(0.38)         $(0.05)          --            $(0.43)
    2002       10.79          0.38             0.22          0.60         (0.38)          (0.06)          --             (0.44)
    2001       10.07          0.42             0.72          1.14         (0.42)           --             --             (0.42)
    2000       10.60          0.42            (0.49)        (0.07)        (0.42)          (0.04)          --             (0.46)
    1999       10.72          0.40            (0.01)         0.39         (0.40)          (0.11)          --             (0.51)
  L Shares
    2003      $10.97         $0.32            $0.79         $1.11        $(0.32)         $(0.05)          --            $(0.37)
    2002       10.81          0.32             0.22          0.54         (0.32)          (0.06)          --             (0.38)
    2001       10.09          0.37             0.72          1.09         (0.37)           --             --             (0.37)
    2000       10.62          0.36            (0.49)        (0.13)        (0.36)          (0.04)          --             (0.40)
    1999       10.74          0.35            (0.01)         0.34         (0.35)          (0.11)          --             (0.46)

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  A Shares
    2003      $10.31         $0.35            $0.59         $0.94        $(0.35)             --           --            $(0.35)
    2002       10.12          0.37             0.19          0.56         (0.37)             --           --             (0.37)
    2001        9.51          0.38             0.61          0.99         (0.38)             --           --             (0.38)
    2000       10.05          0.38            (0.50)        (0.12)        (0.38)         $(0.04)          --             (0.42)
    1999       10.13          0.37            (0.06)         0.31         (0.37)          (0.02)          --             (0.39)
  L Shares
    2003      $10.30         $0.30            $0.60         $0.90        $(0.30)             --           --            $(0.30)
    2002       10.11          0.32             0.19          0.51         (0.32)             --           --             (0.32)
    2001        9.51          0.33             0.60          0.93         (0.33)             --           --             (0.33)
    2000       10.04          0.33            (0.49)        (0.16)        (0.33)         $(0.04)          --             (0.37)
    1999       10.12          0.32            (0.06)         0.26         (0.32)          (0.02)          --             (0.34)

--------------------
HIGH INCOME FUND (A)
--------------------
  L Shares
    2003       $7.25         $0.57           $(0.09)        $0.48        $(0.57)             --           --            $(0.57)
    2002        7.69          0.55            (0.44)         0.11         (0.55)             --           --             (0.55)
    2001        7.88          0.55            (0.19)         0.36         (0.55)             --           --             (0.55)
    2000(2)     7.98          0.09            (0.10)        (0.01)        (0.09)             --           --             (0.09)
  For the year ended March 31:
    2000        9.77          0.87            (1.85)        (0.98)        (0.81)             --           --             (0.81)
    1999        9.99          0.51             0.04          0.55         (0.57)         $(0.15)      $(0.05)            (0.77)

+   Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
(1) Commenced operations on April 16, 2003. All ratios for the period have been annualized.
(2) For the two month period ended May 31, 2000. All ratios for the period have been annualized.
(A) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and certain liabilities for shares of the High
    Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                 PROSPECTUS  57
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                                          Ratio of
                                                                                     Ratio of         Net Investment
                                                                                   Expenses to         Income to
                                                                   Ratio of        Average Net        Average Net
            Net Asset          Net Assets,   Ratio of Net       Net Investment   Assets (Excluding) Assets (Excluding)
           Value, End  Total    End of       Expenses to           Income to       Waivers and        Waivers and       Portfolio
            of Period Return+ Period (000) Average Net Assets Average Net Assets Reimbursements)     Reimbursements)   Turnover Rate
           ---------- ------- ------------ ------------------ ------------------ ------------------ ------------------ -------------
-----------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
-----------------------------------------------------------------------------
  L Shares
    2003 (1)  $10.01   0.27%    $23,758        0.47%                 0.99%             1.06%                0.40%           87%
----------------------------
FLORIDA TAX-EXEMPT BOND FUND
----------------------------
  A Shares
    2003      $11.69  10.89%    $ 8,191        0.92%                 3.29%             1.13%                3.08%           62%
    2002       10.95   5.66       2,935        0.92                  3.44              1.37                 2.99            91
    2001       10.79  11.50       2,747        0.91                  4.00              1.38                 3.53            59
    2000       10.07  (0.68)      2,875        0.87                  4.05              1.36                 3.56            88
    1999       10.60   3.62       3,799        0.87                  3.71              1.31                 3.27            72
  L Shares
    2003      $11.71  10.32%    $40,241        1.42%                 2.81%             1.80%                2.43%           62%
    2002       10.97   5.15      21,897        1.42                  2.93              1.84                 2.51            91
    2001       10.81  10.95      12,806        1.41                  3.49              1.89                 3.01            59
    2000       10.09  (1.17)      9,791        1.37                  3.54              1.89                 3.02            88
    1999       10.62   3.13      14,762        1.37                  3.21              1.88                 2.70            72

----------------------------
GEORGIA TAX-EXEMPT BOND FUND
----------------------------
  A Shares
    2003      $10.90   9.29%    $ 2,630        0.92%                 3.34%             1.41%                2.85%           17%
    2002       10.31   5.58       2,844        0.92                  3.58              1.36                 3.14            23
    2001       10.12  10.56       2,901        0.91                  3.83              1.42                 3.32            21
    2000        9.51  (1.26)      2,458        0.87                  3.93              1.40                 3.40            19
    1999       10.05   3.13       3,676        0.87                  3.67              1.25                 3.29            12
  L Shares
    2003      $10.90   8.86%    $16,591        1.42%                 2.84%             1.84%                2.42%           17%
    2002       10.30   5.07      14,269        1.42                  3.08              1.84                 2.66            23
    2001       10.11   9.92      14,079        1.41                  3.33              1.89                 2.85            21
    2000        9.51  (1.59)      8,827        1.37                  3.43              1.95                 2.85            19
    1999       10.04   2.63      13,358        1.37                  3.19              1.89                 2.67            12

--------------------
HIGH INCOME FUND (A)
--------------------
  L Shares
    2003      $ 7.16   7.52%    $64,418        1.40%                 8.43%             2.00%                7.83%           20%
    2002        7.25   1.46      46,864        1.40                  7.35              2.02                 6.73            59
    2001        7.69   4.74      19,875        1.40                  6.88              2.13                 6.15            10
    2000(2)     7.88  (0.13)      3,075        1.40                  6.57              2.83                 5.14            --
  For the year ended March 31:
    2000        7.98 (10.84)      2,032        1.73                  8.94              2.95                 7.72            24
    1999        9.77   5.64       7,230        1.91                  5.09              2.22                 4.78            95




58 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



             Net Asset                 Net Realized and                   Dividends
               Value           Net         Unrealized                      from Net     Distributions
             Beginning     Investment    Gains (Losses)    Total from     Investment    from Realized   Total Dividends
             of Period       Income     on Investments     Operations       Income      Capital Gains  and Distributions
            ----------     ----------  ----------------    ----------     ----------    -------------  ------------------
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  A Shares
    2003      $10.24         $0.38            $0.74          $1.12          $(0.42)             --       $(0.42)
    2002       10.23          0.48             0.01           0.49           (0.48)             --        (0.48)
    2001        9.58          0.57             0.65           1.22           (0.57)             --        (0.57)
    2000       10.36          0.57            (0.78)         (0.21)          (0.57)             --        (0.57)
    1999       10.65          0.52            (0.11)          0.41           (0.52)         $(0.18)       (0.70)
  L Shares
    2003      $10.25         $0.31            $0.76          $1.07          $(0.37)             --       $(0.37)
    2002       10.24          0.42             0.01           0.43           (0.42)             --        (0.42)
    2001        9.59          0.53             0.65           1.18           (0.53)             --        (0.53)
    2000       10.37          0.52            (0.78)         (0.26)          (0.52)             --        (0.52)
    1999       10.66          0.47            (0.11)          0.36           (0.47)         $(0.18)       (0.65)

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  A Shares
    2003      $11.58         $0.25            $0.91          $1.16          $(0.25)         $(0.46)      $(0.71)
    2002       11.39          0.29             0.46           0.75           (0.29)          (0.27)       (0.56)
    2001       10.68          0.40             0.71           1.11           (0.40)             --        (0.40)
    2000       11.12          0.39            (0.30)          0.09           (0.39)          (0.14)       (0.53)
    1999       11.41          0.38             0.11           0.49           (0.38)          (0.40)       (0.78)
  L Shares
    2003      $11.57         $0.20            $0.90          $1.10          $(0.20)         $(0.46)      $(0.66)
    2002       11.38          0.24             0.46           0.70           (0.24)          (0.27)       (0.51)
    2001       10.67          0.34             0.71           1.05           (0.34)             --        (0.34)
    2000       11.10          0.34            (0.29)          0.05           (0.34)          (0.14)       (0.48)
    1999       11.40          0.33             0.10           0.43           (0.33)          (0.40)       (0.73)

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  A Shares
    2003*     $10.29         $0.24            $0.44          $0.68          $(0.39)         $(0.01)      $(0.40)
    2002       10.00          0.40             0.31           0.71           (0.40)          (0.02)       (0.42)
    2001        9.60          0.53             0.40           0.93           (0.53)             --        (0.53)
    2000        9.93          0.52            (0.33)          0.19           (0.52)             --        (0.52)
    1999       10.11          0.51            (0.06)          0.45           (0.51)          (0.12)       (0.63)
  L Shares
    2003*     $10.31         $0.21            $0.43          $0.64          $(0.35)         $(0.01)      $(0.36)
    2002       10.02          0.37             0.31           0.68           (0.37)          (0.02)       (0.39)
    2001        9.62          0.50             0.40           0.90           (0.50)             --        (0.50)
    2000        9.94          0.49            (0.32)          0.17           (0.49)             --        (0.49)
    1999       10.12          0.48            (0.06)          0.42           (0.48)          (0.12)       (0.60)

--------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
--------------------------------
  L Shares
    2003      $10.34         $0.27            $0.63          $0.90          $(0.27)         $(0.01)      $(0.28)
    2002       10.14          0.29             0.20           0.49           (0.29)             --        (0.29)
    2001        9.48          0.33             0.66           0.99           (0.33)             --        (0.33)
    2000       10.08          0.33            (0.60)         (0.27)          (0.33)             --        (0.33)
    1999(1)    10.24          0.15            (0.15)            --           (0.15)          (0.01)       (0.16)
  For the year ended November 30:
    1998        9.96          0.33             0.28           0.61           (0.33)             --        (0.33)

+   Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares. *Per share calculations were performed using average shares method.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Maryland Municipal Bond Fund exchanged all of its assets and certain liabilities for shares of the Maryland Municipal Bond Fund. The CrestFunds Maryland Municipal Bond Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24,
    1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                                                         Ratio of
                                                                                      Ratio of        Net Investment
                                                                                    Expenses to         Income to
                                                                    Ratio of        Average Net        Average Net
            Net Asset          Net Assets,    Ratio of Net       Net Investment   Assets (Excluding) Assets (Excluding)
           Value, End  Total    End of        Expenses to           Income to       Waivers and        Waivers and       Portfolio
            of Period Return+ Period (000) Average Net Assets  Average Net Assets Reimbursements)     Reimbursements)  Turnover Rate
           ---------- ------- ------------ ------------------  ------------------ -----------------  ----------------- -------------
--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  A Shares
    2003      $10.94  11.16%   $ 34,874        1.22%                 3.45%             1.38%                3.29%          137%
    2002       10.24   4.81      20,825        1.22                  4.40              1.40                 4.22           123
    2001       10.23  13.09      21,244        1.21                  5.77              1.42                 5.56           131
    2000        9.58  (2.17)     22,553        1.17                  5.60              1.37                 5.40           202
    1999       10.36   3.86      34,913        1.17                  4.87              1.36                 4.68           221
  L Shares
    2003      $10.95  10.61%   $ 37,810        1.71%                 3.01%             1.97%                2.75%          137%
    2002       10.25   4.27      36,200        1.71                  3.90              1.96                 3.65           123
    2001       10.24  12.54      25,791        1.70                  5.24              1.99                 4.95           131
    2000        9.59  (2.63)     20,056        1.66                  5.14              1.99                 4.81           202
    1999       10.37   3.35      26,020        1.66                  4.40              2.00                 4.06           221

-------------------------------------
INVESTMENT GRADE TAX-EXEMPT BOND FUND
-------------------------------------
  A Shares
    2003      $12.03  10.42%   $ 21,756        1.22%                 2.16%             1.36%                2.02%          329%
    2002       11.58   6.71      20,436        1.22                  2.51              1.36                 2.37           311
    2001       11.39  10.48      18,601        1.21                  3.54              1.37                 3.38           285
    2000       10.68   0.90      19,443        1.17                  3.59              1.33                 3.43           226
    1999       11.12   4.35      25,195        1.17                  3.36              1.32                 3.21           224
  L Shares
    2003      $12.01   9.82%   $ 32,684        1.70%                 1.68%             1.91%                1.47%          329%
    2002       11.57   6.21      24,587        1.70                  2.03              1.92                 1.81           311
    2001       11.38   9.97      20,010        1.69                  3.04              1.96                 2.77           285
    2000       10.67   0.52      14,678        1.65                  3.11              1.95                 2.81           226
    1999       11.10   3.78      16,518        1.65                  2.86              2.03                 2.48           224

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  A Shares
    2003*     $10.57   6.72%   $ 13,668        0.96%                 2.33%             1.20%                2.09%          117%
    2002       10.29   7.16       1,578        0.96                  3.50              2.06                 2.40           410
    2001       10.00   9.84         849        0.95                  5.39              2.28                 4.06           532
    2000        9.60   1.93       1,194        0.92                  5.31              1.09                 5.14           384
    1999        9.93   4.47       2,214        0.92                  5.03              1.52                 4.43           379
  L Shares
    2003*     $10.59   6.33%   $166,211        1.31%                 1.97%             1.80%                1.48%          117%
    2002       10.31   6.83      15,930        1.31                  2.88              1.98                 2.21           410
    2001       10.02   9.50       3,452        1.30                  4.99              2.60                 3.69           532
    2000        9.62   1.71       1,706        1.27                  4.97              2.38                 3.86           384
    1999        9.94   4.14       2,119        1.27                  4.69              2.42                 3.54           379

---------------------------------
MARYLAND MUNICIPAL BOND FUND (A)
---------------------------------
  L Shares
    2003      $10.96   8.81%   $ 29,556        1.64%                 2.52%             1.81%                2.35%           31%
    2002       10.34   4.84      23,215        1.64                  2.75              1.83                 2.56            45
    2001       10.14  10.59      12,090        1.63                  3.24              1.97                 2.90            42
    2000        9.48  (2.66)      6,212        1.59                  3.34              1.95                 2.98            14
    1999(1)    10.08   0.05       7,723        1.59                  2.94              1.98                 2.55            19
  For the year ended November 30:
    1998       10.24   6.17       3,246        1.57                  3.16              1.96                 2.77            12

60 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods

             Net Asset                 Net Realized and                   Dividends
               Value           Net         Unrealized                      from Net     Distributions
             Beginning     Investment    Gains (Losses)    Total from     Investment    from Realized   Total Dividends
             of Period       Income     on Investments     Operations       Income      Capital Gains  and Distributions
            ----------     ----------  ----------------    ----------     ----------    -------------  ------------------
--------------------
SHORT-TERM BOND FUND
--------------------
  A Shares
    2003      $10.04         $0.31            $0.03          $0.34          $(0.31)             --       $(0.31)
    2002       10.06          0.44            (0.02)          0.42           (0.44)             --        (0.44)
    2001        9.67          0.54             0.39           0.93           (0.54)             --        (0.54)
    2000        9.93          0.51            (0.25)          0.26           (0.51)         $(0.01)       (0.52)
    1999       10.07          0.49            (0.10)          0.39           (0.50)          (0.03)       (0.53)
  L Shares
    2003      $10.03         $0.28            $0.03          $0.31          $(0.28)             --       $(0.28)
    2002       10.06          0.40            (0.03)          0.37           (0.40)             --        (0.40)
    2001        9.67          0.52             0.39           0.91           (0.52)             --        (0.52)
    2000        9.93          0.48            (0.25)          0.23           (0.48)         $(0.01)       (0.49)
    1999       10.07          0.47            (0.11)          0.36           (0.47)          (0.03)       (0.50)

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  A Shares
    2003      $10.19         $0.20            $0.22          $0.42          $(0.20)         $(0.06)      $(0.26)
    2002       10.13          0.35             0.08           0.44           (0.35)          (0.03)       (0.38)
    2001        9.85          0.48             0.28           0.76           (0.48)             --        (0.48)
    2000        9.95          0.45            (0.10)          0.35           (0.45)             --        (0.45)
    1999        9.96          0.46            (0.01)          0.45           (0.46)             --        (0.46)
  L Shares
    2003      $10.18         $0.17            $0.22          $0.39          $(0.17)         $(0.06)      $(0.23)
    2002       10.11          0.33             0.10           0.43           (0.33)          (0.03)       (0.36)
    2001        9.83          0.46             0.28           0.74           (0.46)             --        (0.46)
    2000        9.93          0.42            (0.10)          0.32           (0.42)             --        (0.42)
    1999        9.94          0.44            (0.02)          0.42           (0.43)             --        (0.43)

---------------------
STRATEGIC INCOME FUND
---------------------
  L Shares
    2003      $ 9.80         $0.57            $0.19          $0.76          $(0.57)             --       $(0.57)
    2002(1)    10.00          0.25            (0.20)          0.05           (0.25)             --        (0.25)

+   Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    Returns shown do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
(1) Commenced operations on November 30, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                   61 PROSPECTUS
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         Ratio of
                                                                                      Ratio of        Net Investment
                                                                                    Expenses to         Income to
                                                                    Ratio of        Average Net        Average Net
            Net Asset          Net Assets,    Ratio of Net       Net Investment   Assets (Excluding) Assets (Excluding)
           Value, End  Total    End of        Expenses to           Income to       Waivers and        Waivers and       Portfolio
            of Period Return+ Period (000) Average Net Assets  Average Net Assets Reimbursements)     Reimbursements)  Turnover Rate
           ---------- ------- ------------ ------------------  ------------------ -----------------  ----------------- -------------
---------------------
SHORT-TERM BOND FUND
---------------------
  A Shares
    2003      $10.07   3.47%    $ 5,685        0.91%                 3.09%             1.28%                2.72%           89%
    2002       10.04   4.19       5,767        0.91                  4.28              1.26                 3.93           142
    2001       10.06   9.90       4,176        0.90                  5.47              1.71                 4.66            87
    2000        9.67   2.67       1,446        0.87                  5.20              1.75                 4.32            70
    1999        9.93   3.88       1,825        0.87                  4.92              1.59                 4.20           108
  L Shares
    2003      $10.06   3.11%   $ 32,608        1.26%                 2.74%             1.85%                2.15%           89%
    2002       10.03   3.75      26,392        1.26                  3.89              1.87                 3.28           142
    2001       10.06   9.60      10,682        1.25                  5.09              2.17                 4.17            87
    2000        9.67   2.31       2,065        1.22                  4.85              2.41                 3.66            70
    1999        9.93   3.50       2,341        1.22                  4.55              2.33                 3.44           108

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  A Shares
    2003      $10.35   4.13%   $ 15,558        0.86%                 1.76%             1.07%                1.55%          140%
    2002       10.19   4.44       4,735        0.86                  3.36              1.41                 2.81           117
    2001       10.13   7.87       2,179        0.85                  4.81              1.56                 4.10            87
    2000        9.85   3.58       2,066        0.82                  4.50              1.44                 3.88            50
    1999        9.95   4.54       2,799        0.82                  4.54              1.34                 4.02            57
  L Shares
    2003      $10.34   3.88%   $127,757        1.11%                1.59%              1.79%                0.91%          140%
    2002       10.18   4.29      70,720        1.11                  3.09              1.81                 2.39           117
    2001       10.11   7.67      27,861        1.10                  4.45              1.96                 3.59            87
    2000        9.83   3.34       5,391        1.07                  4.26              2.04                 3.29            50
    1999        9.93   4.32       4,931        1.07                  4.22              2.25                 3.04            57

---------------------
STRATEGIC INCOME FUND
---------------------
  L Shares
    2003      $ 9.99   8.16%   $129,965        1.43%                 5.67%             2.04%                5.06%           52%
    2002(1)     9.80   0.55      39,490        1.53                  5.49              2.07                 4.95            43

62 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)

For a Share Outstanding Throughout the Periods

             Net Asset                 Net Realized and                   Dividends
               Value           Net         Unrealized                      from Net     Distributions
             Beginning     Investment    Gains (Losses)    Total from     Investment    from Realized   Total Dividends
             of Period       Income     on Investments     Operations       Income      Capital Gains  and Distributions
            ----------     ----------  ----------------    ----------     ----------    -------------  -----------------
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  A Shares
    2003      $10.47         $0.40            $0.51          $0.91          $(0.42)         $(0.03)      $(0.45)
    2002       10.38          0.50             0.26           0.76           (0.50)          (0.17)       (0.67)
    2001        9.86          0.54             0.52           1.06           (0.54)             --        (0.54)
    2000       10.28          0.54            (0.42)          0.12           (0.54)             --        (0.54)
    1999       10.45          0.54            (0.17)          0.37           (0.54)             --        (0.54)
  L Shares
    2003      $10.48         $0.34            $0.50          $0.84          $(0.36)         $(0.03)      $(0.39)
    2002       10.38          0.45             0.27           0.72           (0.45)          (0.17)       (0.62)
    2001        9.86          0.49             0.52           1.01           (0.49)             --        (0.49)
    2000       10.28          0.49            (0.42)          0.07           (0.49)             --        (0.49)
    1999       10.46          0.49            (0.18)          0.31           (0.49)             --        (0.49)

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  A Shares
    2003      $10.29         $0.36            $0.49          $0.85          $(0.36)         $(0.10)      $(0.46)
    2002       10.14          0.39             0.16           0.55           (0.40)             --        (0.40)
    2001        9.59          0.42             0.55           0.97           (0.42)             --        (0.42)
    2000       10.20          0.42            (0.56)         (0.14)          (0.42)          (0.05)       (0.47)
    1999(1)    10.45          0.22            (0.18)          0.04           (0.22)          (0.07)       (0.29)
  For the year ended November 30:
    1998       10.31          0.46             0.17           0.63           (0.45)          (0.04)       (0.49)

--------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
--------------------------------
  L Shares
    2003      $10.53         $0.29            $0.63          $0.92          $(0.29)         $(0.03)      $(0.32)
    2002       10.34          0.31             0.19           0.50           (0.31)             --        (0.31)
    2001        9.68          0.35             0.66           1.01           (0.35)             --        (0.35)
    2000       10.48          0.36            (0.79)         (0.43)          (0.36)          (0.01)       (0.37)
    1999(1)    10.73          0.17            (0.18)         (0.01)          (0.18)          (0.06)       (0.24)
  For the year ended November 30:
    1998       10.48          0.37             0.28           0.65           (0.37)          (0.03)       (0.40)

+   Returns are for the period indicated and have not been annualized. Total return figures do not reflect applicable sales loads.
    The performance in the above table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Virginia Intermediate Municipal Bond and CrestFunds Virginia Municipal Bond Funds exchanged all of their assets and certain liabilities for shares of the Virginia Intermediate Municipal Bond and Virginia Municipal Bond
    Funds, respectively. The CrestFunds Virginia Intermediate Municipal Bond and CrestFunds Virginia Municipal Bond Funds are the
    accounting survivors in this transaction, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                 63 PROSPECTUS
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                         Ratio of
                                                                                      Ratio of        Net Investment
                                                                                    Expenses to         Income to
                                                                    Ratio of        Average Net        Average Net
            Net Asset          Net Assets,    Ratio of Net       Net Investment   Assets (Excluding) Assets (Excluding)
           Value, End  Total    End of        Expenses to           Income to       Waivers and        Waivers and       Portfolio
            of Period Return+ Period (000) Average Net Assets  Average Net Assets Reimbursements)     Reimbursements)  Turnover Rate
           ---------- ------- ------------ ------------------  ------------------ -----------------  ----------------- -------------
-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  A Shares
    2003      $10.93   8.79%   $  9,333        1.22%                 3.59%             1.45%                3.36%          150%
    2002       10.47   7.47       8,483        1.22                  4.70              1.40                 4.52           262
    2001       10.38  10.95       6,617        1.21                  5.21              1.83                 4.59           207
    2000        9.86   1.19       1,407        1.17                  5.34              2.14                 4.37            29
    1999       10.28   3.56       2,534        1.17                  5.17              1.60                 4.74            19
  L Shares
    2003      $10.93   8.14%    $39,423        1.73%                 3.10%             1.93%                2.90%          150%
    2002       10.48   7.06      31,922        1.73                  4.17              1.93                 3.97           262
    2001       10.38  10.45      21,617        1.72                  4.71              2.04                 4.39           207
    2000        9.86   0.70       7,750        1.68                  4.85              2.28                 4.25            29
    1999       10.28   2.99      11,520        1.68                  4.66              2.08                 4.26            19

---------------------------------------------
VIRGINIA INTERMEDIATE MUNICIPAL BOND FUND (A)
---------------------------------------------
  A Shares
    2003      $10.68   8.38%    $10,484        0.79%                 3.40%             1.07%                3.12%           30%
    2002       10.29   5.47       7,257        0.79                  3.82              1.11                 3.50            33
    2001       10.14  10.23       6,197        0.76                  4.20              1.11                 3.85            32
    2000        9.59  (1.24)      6,808        0.79                  4.33              0.94                 4.18            18
    1999(1)    10.20   0.35       7,706        0.79                  4.17              0.93                 4.03            19
  For the year ended November 30:
    1998       10.45   6.19       7,899        0.79                  4.33              0.94                 4.18            24

---------------------------------
VIRGINIA MUNICIPAL BOND FUND (A)
---------------------------------
  L Shares
    2003      $11.13   8.89%    $16,956        1.70%                 2.71%             1.85%                2.56%           18%
    2002       10.53   4.93      13,428        1.70                  2.97              1.88                 2.79            38
    2001       10.34  10.58       7,983        1.69                  3.47              2.00                 3.16            60
    2000        9.68  (4.13)      5,367        1.65                  3.61              2.08                 3.18            19
    1999(1)    10.48  (0.16)      6,939        1.65                  3.32              1.91                 3.06             7
  For the year ended November 30:
    1998       10.73   6.24       3,697        1.64                  3.46              1.92                 3.18            28

PROSPECTUS 64
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                  PROSPECTUS 65
--------------------------------------------------------------------------------
                                                                          NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.





                                                                 STI-PS-008-0400

STI CLASSIC FUNDS-
MONEY MARKET FUNDS

A SHARES (FORMERLY INVESTOR SHARES)
L SHARES (FORMERLY FLEX SHARES)



[SUNDIAL GRAPHIC OMITTED]
PROSPECTUS


  OCTOBER 1, 2003


  PRIME QUALITY MONEY MARKET FUND
  TAX-EXEMPT MONEY MARKET FUND
  U.S. GOVERNMENT SECURITIES
    MONEY MARKET FUND

  U.S. TREASURY MONEY MARKET FUND

  VIRGINIA TAX-FREE MONEY MARKET FUND


  INVESTMENT ADVISER
  TO THE FUNDS:

  TRUSCO CAPITAL MANAGEMENT, INC.
  (the "Adviser")

  [STI CLASSIC FUNDS LOGO OMITTED]

  THE SECURITIES AND EXCHANGE COMMISSION
  HAS NOT APPROVED OR DISAPPROVED THESE
  SECURITIES OR PASSED UPON THE ADEQUACY OF
  THIS PROSPECTUS. ANY REPRESENTATION TO
  THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS






The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the A Shares and L Shares of the Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


  2    PRIME QUALITY MONEY MARKET FUND

  4    TAX-EXEMPT MONEY MARKET FUND

  6    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND


  8    U.S. TREASURY MONEY MARKET FUND


 10    VIRGINIA TAX-FREE MONEY MARKET FUND

 12    MORE INFORMATION ABOUT RISK

 12    MORE INFORMATION ABOUT FUND INVESTMENTS

 12    INVESTMENT ADVISER

 13    PORTFOLIO MANAGERS

 13    PURCHASING, SELLING AND EXCHANGING FUND SHARES

 18    DIVIDENDS AND DISTRIBUTIONS

 19    TAXES

 20    FINANCIAL HIGHLIGHTS

 BACK  HOW TO OBTAIN MORE INFORMATION
 COVER ABOUT THE STI CLASSIC FUNDS



--------------------------------------------------------------------------------
[SUITCASE GRAPHIC OMITTED] FUND SUMMARY
[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY
[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING? [BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES
[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS
[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER
[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES [DOLLAR BILL GRAPHIC OMITTED] SALES CHARGES
--------------------------------------------------------------------------------


OCTOBER 1, 2003

                                                                   PROSPECTUS 1
--------------------------------------------------------------------------------
                                                           CUSIP/TICKER SYMBOLS
--------------------------------------------------------------------------------




FUND NAME                                   CLASS               INCEPTION                TICKER                 CUSIP
-----------------------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund             A Shares             6/8/92                  SQIXX                  784766206
Prime Quality Money Market Fund             L Shares            10/4/99                  SQFXX                  784767774
Tax-Exempt Money Market Fund                A Shares             6/8/92                  SEIXX                  784766602
U.S. Government Securities Money
  Market Fund                               A Shares             6/8/92                  SUIXX                  784766404
U.S. Treasury Money Market Fund             A Shares            9/30/03                     --                  784767287
Virginia Tax-Free Money Market Fund         A Shares             5/5/93                  CIAXX                  784767600
-----------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

2 PROSPECTUS
--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital and liquidity
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify money market instruments with the most attractive risk/return trade-off
------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income from their investment
------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.*


[BAR CHART GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:
1993                  2.60%
1994                  3.60%
1995                  5.30%
1996                  4.82%
1997                  4.97%
1998                  4.92%
1999                  4.56%
2000                  5.86%
2001                  3.54%
2002                  1.26%

              BEST QUARTER            WORST QUARTER
                  1.51%                   0.28%
                (9/30/00)              (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.32%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. FIRST TIER RETAIL AVERAGE.

A SHARES                    1 YEAR    5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Prime Quality Money
Market Fund                  1.26%      4.02%     4.13%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Retail Average    1.09%      3.98%     4.16%
--------------------------------------------------------------------------------


L SHARES                    1 YEAR      SINCE INCEPTION*
--------------------------------------------------------------------------------
Prime Quality Money
Market Fund                  0.59%           2.88%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Retail Average    1.09%           3.58%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE L SHARES ON OCTOBER 4, 1999.
  BENCHMARK RETURNS SINCE SEPTEMBER 30, 1999 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


To obtain more information about the Fund's current yield, call 1-800-814-3397.

                                                                  PROSPECTUS  3
--------------------------------------------------------------------------------
                                                PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two of the recognized rating agencies. The number of funds in the Average varies.

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                    A SHARES          L SHARES
Maximum Sales Charge (Load) Imposed on Purchases
 (as a percentage of offering price)                None              None
Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)*              None              2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES
  WITHIN 1 YEAR OF YOUR PURCHASE. SEE "SALES CHARGES."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                    A SHARES          L SHARES
Investment Advisory Fees                            0.65%             0.65%
Distribution and Service (12b-1) Fees               0.20%             0.75%
Other Expenses                                      0.09%             0.22%
                                                    ------            ------
Total Annual Operating Expenses                     0.94%*            1.62%*

*THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR
 WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                Prime Quality Money Market Fund - A Shares 0.81%
                Prime Quality Money Market Fund - L Shares 1.25%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
A Shares               $ 96       $300      $520     $1,155
L Shares               $365       $511      $881     $1,922

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:
                     1 YEAR    3 YEARS   5 YEARS   10 YEARS
A Shares               $ 96       $300      $520     $1,155
L Shares               $165       $511      $881     $1,922


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

4 PROSPECTUS
--------------------------------------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY
INVESTMENT GOAL                             High current interest income exempt from federal income taxes, while preserving capital and liquidity
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Municipal money market instruments
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without added risk by analyzing credit quality
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current tax-exempt income from their investment
-----------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Tax-Exempt Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal income taxes. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.*


[BAR CHART GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:
1993                  1.90%
1994                  2.37%
1995                  3.36%
1996                  2.94%
1997                  3.11%
1998                  2.90%
1999                  2.69%
2000                  3.57%
2001                  2.13%
2002                  0.79%

              BEST QUARTER            WORST QUARTER
                  0.95%                   0.17%
                (6/30/00)               (3/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.25%.

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                                                   TAX-EXEMPT MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC.

TAX-FREE RETAIL AVERAGE.
A SHARES                    1 YEAR    5 YEARS     10 YEAR
--------------------------------------------------------------------------------
Tax-Exempt Money
Market Fund                  0.79%      2.41%     2.57%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free Retail
Average                      0.83%      2.38%     2.54%
--------------------------------------------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                             A SHARES
Investment Advisory Fees                                     0.55%
Distribution and Service (12b-1) Fees                        0.15%
Other Expenses                                               0.09%
                                                             -----
Total Annual Operating Expenses                              0.79%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                  Tax-Exempt Money Market Fund - A Shares 0.67%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 YEAR      3 YEARS        5 YEARS      10 YEARS
         $81        $252           $439          $978






--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

6 PROSPECTUS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY
INVESTMENT GOAL                             High current income, while preserving capital and liquidity
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. Treasury and government agency securities, and repurchase agreements
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without adding undue risk by analyzing yields
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income
-----------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.


[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.*



[BAR CHART GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:
1993                  2.52%
1994                  3.48%
1995                  5.25%
1996                  4.66%
1997                  4.85%
1998                  4.73%
1999                  4.26%
2000                  5.56%
2001                  3.52%
2002                  1.20%

              BEST QUARTER            WORST QUARTER
                  1.46%                   0.23%
               (12/31/00)              (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.27%.

                                                                  PROSPECTUS  7
--------------------------------------------------------------------------------
                                   U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. GOVERNMENT & AGENCY RETAIL AVERAGE.

A SHARES                    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
U.S. Government
Securities Money
Market Fund                  1.20%      3.85%     4.00%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Government & Agency
Retail Average               1.13%      3.97%     4.11%
--------------------------------------------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agency Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                        A SHARES
Investment Advisory Fees                                0.65%
Distribution and Service (12b-1) Fees                   0.17%
Other Expenses                                          0.10%
                                                        -----
Total Annual Operating Expenses                         0.92%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:


    U.S. Government Securities Money Market Fund - A Shares 0.80%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 YEAR      3 YEARS        5 YEARS      10 YEARS
         $94        $293           $509         $1,131




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

8 PROSPECTUS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY
INVESTMENT GOAL                             High current income, while maintaining liquidity
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments issued and guaranteed by the U.S. Treasury
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing in U.S. Treasury obligations and repurchase agreements
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income from their investment
-----------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.* SINCE T SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, RETURNS FOR A SHARES WILL BE SUBSTANTIALLY SIMILAR TO THOSE OF THE T SHARES, SHOWN HERE, AND DIFFER ONLY TO THE EXTENT THAT A SHARE EXPENSES ARE HIGHER, AND THEREFORE, PERFORMANCE WOULD BE LOWER THAN THAT OF THE T SHARES.


[BAR CHART GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:
1993                  2.51%
1994                  3.50%
1995                  5.33%
1996                  4.77%
1997                  4.93%
1998                  4.82%
1999                  4.38%
2000                  5.63%
2001                  3.32%
2002                  1.17%


              BEST QUARTER            WORST QUARTER
                  1.46%                   0.25%
               (12/31/00)              (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.28%.

                                                                  PROSPECTUS  9
--------------------------------------------------------------------------------
                                                U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. TREASURY & REPO RETAIL AVERAGE.

T SHARES                    1 YEAR    5 YEARS    10 YEARS
--------------------------------------------------------------------------------
U.S. Treasury Money
Market Fund                  1.17%      3.85%     4.03%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Treasury & Repo
Retail Average               1.07%      3.82%     4.02%
--------------------------------------------------------------------------------

To obtain more information about the Fund's current yield, call 1-800-814-3397.



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                    A SHARES
Investment Advisory Fees                            0.65%
Distribution and Service (12b-1) Fees               0.15%
Other Expenses                                      0.12%*
                                                    ------
Total Annual Operating Expenses                     0.92%**

 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
   ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

                U.S. Treasury Money Market Fund - A Shares 0.75%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR      3 YEARS        5 YEARS      10 YEARS
         $94        $293           $509         $1,131



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

10 PROSPECTUS
--------------------------------------------------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income exempt from federal and Virginia income taxes, while preserving capital and liquidity
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Virginia municipal money market instruments
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without added risk by analyzing credit quality
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Virginia residents who want to receive current income exempt from federal and state income taxes
-----------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Virginia Tax-Free Money Market Fund invests substantially all of its assets in money market instruments issued by municipalities and issuers that pay income exempt from federal and Virginia income taxes. Issuers of these securities can be located in Virginia, Puerto Rico and other U.S. territories and possessions. In selecting investments for the Fund, the Adviser analyzes the credit quality and structure of each security to minimize risk. The Adviser actively manages the Fund's average maturity based on current interest rates and the Adviser's outlook of the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

The Fund's concentration of investments in securities of issuers located in Virginia subjects the Fund to economic and government policies within Virginia.

There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's securities.


[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S A SHARES FROM YEAR TO YEAR.*



[BAR CHART GRAPHIC OMITTED]
PLOT POINTS ARE AS FOLLOWS:
1994                  2.11%
1995                  3.27%
1996                  3.10%
1997                  3.07%
1998                  2.92%
1999                  2.71%
2000                  3.55%
2001                  2.14%
2002                  0.79%


              BEST QUARTER            WORST QUARTER
                  0.93%                   0.17%
                (6/30/00)               (3/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.25%.

                                                                  PROSPECTUS 11
--------------------------------------------------------------------------------
                                            VIRGINIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. TAX-FREE RETAIL AVERAGE.
                                                    SINCE
 A SHARES                    1 YEAR     5 YEARS  INCEPTION*
--------------------------------------------------------------------------------
Virginia Tax-Free
Money Market Fund             0.79%      2.42%     2.55%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Tax-Free Retail Average       0.83%      2.38%     2.57%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE A SHARES ON MAY 5, 1993.
  BENCHMARK RETURNS SINCE APRIL 30, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


To obtain more information about the Fund's current yield, call 1-800-814-3397.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Tax-Free Retail Average is a widely-recognized composite of money market funds that invest in short-term municipal securities, the income of which is exempt from federal taxation. The number of funds in the Average varies.

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                    A SHARES
Investment Advisory Fees                            0.40%
Distribution and Service (12b-1) Fees               0.40%
Other Expenses                                      0.10%
                                                    -----
Total Annual Operating Expenses                     0.90%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:


       Virginia Tax-Free Money Market Fund - A Shares        0.67%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


       1 YEAR      3 YEARS        5 YEARS      10 YEARS
         $92        $287           $498         $1,108




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

12 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER GRAPHIC OMITTED]  MORE INFORMATION
                                  ABOUT RISK

FIXED INCOME RISK

TAX-EXEMPT MONEY MARKET FUND
VIRGINIA TAX-FREE MONEY MARKET FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risks:

   MUNICIPAL ISSUER RISK

   TAX-EXEMPT MONEY MARKET FUND
   VIRGINIA TAX-FREE MONEY MARKET FUND

   There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of a Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

   In addition, a Fund's concentration of investments in issuers located in a single state makes the Fund more susceptible to adverse political or economic developments affecting that state. The Fund also may be riskier than mutual funds that buy securities of issuers in numerous states.

   REGIONAL RISK

   VIRGINIA TAX-FREE MONEY MARKET FUND

   To the extent that the Fund's investments are concentrated in a specific geographic region, the Fund may be subject to political and other developments affecting that region. Regional economies are often closely interrelated, and political and economic developments affecting one region, country or state often affect other regions, countries or states, thus subjecting the Fund to additional risks.

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

     PRIME QUALITY MONEY MARKET FUND                  0.54%
     TAX-EXEMPT MONEY MARKET FUND                     0.45%
     U.S. GOVERNMENT SECURITIES MONEY
       MARKET FUND                                    0.56%
     U.S. TREASURY MONEY MARKET FUND                  0.56%
     VIRGINIA TAX-FREE MONEY MARKET FUND              0.40%

                                                                  PROSPECTUS 13
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING ANDEXCHANGING FUND SHARES
--------------------------------------------------------------------------------

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the VIRGINIA TAX-FREE MONEY MARKET FUND since May 1995, the TAX-EXEMPT MONEY MARKET FUND since July 2000, and the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. Prior to joining Trusco, Mr. Bowman served as Vice President of Crestar Asset Management Company from 1995 to 1999, after serving as an assistant trader at Crestar Asset Management Company from 1994 to 1995. He has more than 9 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the PRIME QUALITY MONEY MARKET FUND since it began operating in June 1992 and the U.S. TREASURY MONEY MARKET FUND since October 2000. He has more than 18 years of investment experience.


[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and L Shares of the Funds. L Shares of the Prime Quality Money Market Fund are available only through exchanges of L Shares of other STI Classic Funds or, potentially, in the future, L Shares of the Prime Quality Money Market Fund may be used to set up a systematic exchange program to purchase L Shares of other STI Classic Funds. Currently no such exchange program is available. L Shares of the Prime Quality Money Market Fund (i) are subject to a 2% contingent deferred sales charge (CDSC) if you redeem your shares within one year of the date you purchased the original STI Classic Fund L Shares; and
(ii) have higher annual expenses than A Shares of the Prime Quality Money Market Fund.


HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

o Mail*
o Telephone (1-800-874-4770)
o Wire
o Automated Clearing House (ACH)

* THE FUNDS DO NOT ACCEPT CASH AS A PAYMENT FOR FUND SHARES.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact

14 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

your financial institution directly and follow its procedures for fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Funds must receive your order before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or before 2:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Also each Fund must receive federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Fund receives federal funds before the Funds calculate their NAV the following day.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


MINIMUM PURCHASES

To purchase A Shares for the first time, you must invest at least $2,000 in any Fund.

Your subsequent investments in any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.


FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call the Funds at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase A Shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 up to $100,000 once or twice a month. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

                                                                 PROSPECTUS  15
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.


[DOLLAR BILL GRAPHIC OMITTED]  SALES CHARGES


CONTINGENT DEFERRED SALES CHARGES (CDSC) -- L SHARES

You do not pay a sales charge when you purchase L Shares. The offering price of L Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the

16 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of L Shares of one Fund for L Shares of another Fund.

IF YOU SELL YOUR L SHARES

The CDSC will be waived if you sell your L Shares for the following reasons:

o to make certain withdrawals from a retirement plan (not including IRAs);

o because of death or disability; or

o for certain payments under the Systematic Withdrawal Plan - up to 12% annually of the value of your shares of each Fund held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail).


OFFERING PRICE OF FUND SHARES

The offering price of A Shares and L Shares is the NAV next calculated after the transfer agent receives your request.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of L Shares of the Prime Quality Money Market Fund, any applicable deferred sales charge.

Redemption orders must be received by the Funds on any Business Day before 10:30 a.m., Eastern Time for the Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund or 2:00 p.m., Eastern Time for the Prime Quality Money Market Fund, U.S. Government Securities Money Market Fund and U.S. Treasury Money Market Fund. Orders received after these times will be executed the following Business Day.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption

                                                                 PROSPECTUS  17
--------------------------------------------------------------------------------
                                 PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required $2,000 because of redemptions you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.


A SHARES

You may exchange A Shares of any Fund for A Shares of any other Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into a Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into a Fund with the same, lower or no sales charge there is no incremental sales charge for the exchange.

L SHARES

You may exchange L Shares of any Fund for L Shares of any other Fund. For purposes of computing the CDSC applicable to L Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange L Shares of any STI Classic Fund for L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for L Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.

18 PROSPECTUS
--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

DISTRIBUTION OF FUND SHARES


Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Maximum distribution fees, as a percentage of average daily net assets are as follows:

For A Shares

   PRIME QUALITY MONEY MARKET FUND                    0.20%
   TAX-EXEMPT MONEY MARKET FUND                       0.15%
   U.S. GOVERNMENT SECURITIES
       MONEY MARKET FUND                              0.17%
   U.S. TREASURY MONEY MARKET FUND                    0.15%
   VIRGINIA TAX-FREE MONEY MARKET FUND                0.40%


For L Shares of the Prime Quality Money Market Fund, the maximum distribution fee is 0.75% of the average daily net assets of the Fund.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

                                                                 PROSPECTUS  19
--------------------------------------------------------------------------------
                                                                          TAXES
--------------------------------------------------------------------------------


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. Each Fund will inform you of the amount of your ordinary income dividends. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.


If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Tax-Exempt Money Market Fund and Virginia Tax-Free Money Market Fund intend to distribute federally tax-exempt income. Both of these Funds may invest a portion of their assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by the Funds may be taxable.

The Prime Quality Money Market Fund, the U.S. Government Securities Money Market Fund and the U.S. Treasury Money Market Fund expect to distribute primarily ordinary income. In addition, a significant portion of each of these two Funds' distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

20  PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.


For the Periods Ended May 31,
For a Share Outstanding Throughout the Period


                      NET ASSET                                                  DIVIDENDS
                       VALUE,                 NET                                FROM NET        DISTRIBUTIONS             TOTAL
                     BEGINNING            INVESTMENT         TOTAL FROM         INVESTMENT       FROM REALIZED         DIVIDENDS AND
                      OF PERIOD             INCOME           OPERATIONS           INCOME         CAPITAL GAINS         DISTRIBUTIONS
                     ----------          ----------        ------------         ---------       -------------        --------------
-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  A Shares
   2003                 $1.00                $0.01               $0.01            $(0.01)            --*                   $(0.01)
   2002                  1.00                 0.02                0.02             (0.02)            --                     (0.02)
   2001                  1.00                 0.05                0.05             (0.05)            --                     (0.05)
   2000                  1.00                 0.05                0.05             (0.05)            --                     (0.05)
   1999                  1.00                 0.05                0.05             (0.05)            --                     (0.05)
  L Shares
   2003                 $1.00                $0.01               $0.01            $(0.01)            --*                    $(0.01)
   2002                  1.00                 0.01                0.01             (0.01)            --                     (0.01)
   2001                  1.00                 0.05                0.05             (0.05)            --                     (0.05)
   2000(A)               1.00                 0.03                0.03             (0.03)            --                     (0.03)

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  A Shares
   2003                 $1.00                $0.01               $0.01            $(0.01)            --*                   $(0.01)
   2002                  1.00                 0.01                0.01             (0.01)            --*                    (0.01)
   2001                  1.00                 0.03                0.03             (0.03)            --                     (0.03)
   2000                  1.00                 0.03                0.03             (0.03)            --                     (0.03)
   1999                  1.00                 0.03                0.03             (0.03)            --                     (0.03)

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  A Shares
   2003                 $1.00                $0.01               $0.01            $(0.01)            --                    $(0.01)
   2002                  1.00                 0.02                0.02             (0.02)            --                     (0.02)
   2001                  1.00                 0.05                0.05             (0.05)            --                     (0.05)
   2000                  1.00                 0.05                0.05             (0.05)            --                     (0.05)
   1999                  1.00                 0.04                0.04             (0.04)            --                     (0.04)

---------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
---------------------------------------
  A Shares
   2003                 $1.00                $0.01               $0.01            $(0.01)            --*                   $(0.01)
   2002                  1.00                 0.01                0.01             (0.01)            --*                    (0.01)
   2001                  1.00                 0.03                0.03             (0.03)            --                     (0.03)
   2000                  1.00                 0.03                0.03             (0.03)            --                     (0.03)
   1999**                1.00                 0.01                0.01             (0.01)            --                     (0.01)
   For the Year Ended November 30:
   1998                  1.00                 0.03                0.03             (0.03)            --                     (0.03)

 +  Returns are for the period indicated and have not been annualized.
 *  Amount represents less than $0.01 per share.
**  For the period December 1, 1998 to May 31, 1999. All ratios for the period have been annualized.
(A) L Shares were offered beginning October 4, 1999. All ratios for the period have been annualized.
(B) On May 24, 1999, the Crest Fund Tax-Free Money Fund exchanged all of its assets and certain liabilities for shares of the
    Virginia Tax-Free Money Market Fund. The Crest Fund Tax-Free Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

                                                                  PROSPECTUS 21
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                        RATIO OF      RATIO OF NET
                                                                                     RATIO OF NET     EXPENSES TO      INVESTMENT
                                                                   RATIO OF NET       INVESTMENT       AVERAGE NET      INCOME TO
                        NET ASSET                  NET ASSETS,     EXPENSES TO          INCOME           ASSETS       AVERAGE NET
                       VALUE, END        TOTAL       END OF          AVERAGE          TO AVERAGE       (EXCLUDING  ASSETS (EXCLUDING
                        OF PERIOD       RETURN +   PERIOD (000)    NET ASSETS         NET ASSETS        WAIVERS)         WAIVERS)
                      -----------      ---------   ------------    ------------     ------------      ------------  ----------------

-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  A Shares
   2003                    $1.00          0.98%    $1,925,521            0.81%           0.96%               0.94%          0.83%
   2002                     1.00          2.11      1,887,033            0.81            2.09                0.94           1.96
   2001                     1.00          5.57      1,927,309            0.80            5.36                0.95           5.21
   2000                     1.00          5.02      1,312,653            0.77            4.94                0.95           4.76
   1999                     1.00          4.66        918,100            0.77            4.52                0.97           4.32
  L Shares
   2003                    $1.00          0.54%    $   14,633            1.25%           0.53%               1.62%          0.16%
   2002                     1.00          1.36         12,302            1.54            1.04                1.70           0.88
   2001                     1.00          4.75          4,051            1.53            4.54                1.92           4.15
   2000(A)                  1.00          2.93          3,445            1.50            4.46                1.99           3.97

----------------------------
TAX-EXEMPT MONEY MARKET FUND
----------------------------
  A Shares
   2003                    $1.00          0.68%    $  239,451            0.67%           0.67%               0.79%          0.55%
   2002                     1.00          1.26        218,048            0.67            1.25                0.80           1.12
   2001                     1.00          3.35        256,894            0.67            3.22                0.80           3.09
   2000                     1.00          3.07        125,500            0.64            3.01                0.82           2.83
   1999                     1.00          2.69        128,854            0.64            2.66                0.82           2.48

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  A Shares
   2003                    $1.00          0.86%    $  250,246            0.80%           0.86%               0.92%          0.74%
   2002                     1.00          2.11        210,004            0.80            2.02                0.92           1.90
   2001                     1.00          5.41        158,087            0.79            5.14                0.93           5.00
   2000                     1.00          4.71         79,311            0.77            4.62                0.93           4.46
   1999                     1.00          4.41         61,472            0.77            4.32                0.98           4.11

---------------------------------------
VIRGINIA TAX-FREE MONEY MARKET FUND (B)
---------------------------------------
  A Shares
   2003                    $1.00          0.67%    $   96,325            0.67%           0.66%               0.90%          0.43%
   2002                     1.00          1.27         99,141            0.67            1.22                0.90           0.99
   2001                     1.00          3.35         93,004            0.66            3.28                0.91           3.03
   2000                     1.00          3.07         62,878            0.67            3.17                0.73           3.11
   1999**                   1.00          1.27          5,955            0.67            2.52                1.06           2.13
   For the Year Ended November 30:
   1998                     1.00          2.96          8,851            0.67            2.92                1.07           2.52

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:



STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI dated October 1, 2003 includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS
These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.


                                                                 STI-PS-001-0400

--------------------------------------------------------------------------------
LIFE VISION FUNDS
A SHARES
B SHARES
--------------------------------------------------------------------------------
Prospectus

October 1, 2003


[LIGHTHOUSE GRAPHIC OMITTED]

LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

INVESTMENT ADVISER TO THE FUNDS:
TRUSCO CAPITAL MANAGEMENT, INC.
(THE "ADVISER")


[STI LOGO OMITTED]

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS

ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the A Shares and B Shares of each Life Vision Fund (Funds) that you should know before investing. Each Fund invests in a combination of other STI Classic Funds (underlying STI Classic Funds). Please read this prospectus and keep it for future reference.

A Shares and B Shares have different expenses and other characteristics, allowing you to choose the class that best suits your needs. You should consider the amount you want to invest, how long you plan to invest, and whether you plan to make additional investments.


A SHARES                           B SHARES
o  Front-end sales charge          o  Contingent deferred sales charge
o  12b-1 fees                      o  Higher 12b-1 fees
o  $2,000 minimum initial          o  Automatically convert to A Shares
   investment                         after eight years
                                   o $5,000 minimum initial investment


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


 2  LIFE VISION AGGRESSIVE GROWTH FUND

 6  LIFE VISION CONSERVATIVE FUND

 9  LIFE VISION GROWTH AND INCOME FUND

13  LIFE VISION MODERATE GROWTH FUND

17  MORE INFORMATION ABOUT RISK

17  MORE INFORMATION ABOUT FUND INVESTMENTS

18  INVESTMENT ADVISER

18  INVESTMENT TEAM

18  PURCHASING, SELLING AND EXCHANGING FUND SHARES

26  DIVIDENDS AND DISTRIBUTIONS

26  TAXES

28  FINANCIAL HIGHLIGHTS

BACK  HOW TO OBTAIN MORE INFORMATION ABOUT
COVER THE STI CLASSIC FUNDS


--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR BILL GRAPHIC OMITTED] SALES CHARGES

--------------------------------------------------------------------------------

OCTOBER 1, 2003

                                                                    PROSPECTUS 1

------------------------------------------------------------------------------------------------
                                                                           CUSIP/TICKER
------------------------------------------------------------------------------------------------
FUND NAME                                CLASS         INCEPTION*    TICKER       CUSIP
------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund       A Shares      9/30/03        --          784766360
Life Vision Aggressive Growth Fund       B Shares      3/11/03       SLABX        784767576
Life Vision Conservative Fund            A Shares      9/30/03        --          784767337
Life Vision Conservative Fund            B Shares      3/11/03       SCCBX        784767543
Life Vision Growth and Income Fund       A Shares      9/30/03        --          784767352
Life Vision Growth and Income Fund       B Shares      3/11/03       SGIBX        784767568
Life Vision Moderate Growth Fund         A Shares      9/30/03        --          784767345
Life Vision Moderate Growth Fund         B Shares      3/11/03       SVBBX        784767550
-------------------------------------------------------------------------------------------------

* THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER "PERFORMANCE INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.

--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High capital appreciation
----------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and money market funds
----------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
----------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing at least 80% of the Fund's total net assets
                                            in STI Classic Equity Funds
----------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities
----------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Aggressive Growth Fund invests at least 80% of its total net assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                  (PERCENTAGE OF THE LIFE
                                  VISION AGGRESSIVE GROWTH
ASSET CLASS                             FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                               80-100%
   Capital Appreciation Fund
   Growth and Income Fund
   International Equity Index Fund
   Mid-Cap Equity Fund
   Small Cap Growth Stock Fund
   Small Cap Value Equity Fund
   Value Income Stock Fund
Money Market Funds                          0-20%
   Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund.

                                                                    PROSPECTUS 3
--------------------------------------------------------------------------------
                                              LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.* SINCE T SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, RETURNS FOR A SHARES AND B SHARES WILL BE SUBSTANTIALLY SIMILAR TO THOSE OF THE T SHARES SHOWN HERE, AND DIFFER ONLY TO THE EXTENT THAT A SHARE AND B SHARE EXPENSES ARE HIGHER AND, THEREFORE, PERFORMANCE WOULD BE LOWER THAN THAT OF T SHARES.

                               [GRAPHIC OMITTED]
                          PLOT POINTS ARE AS FOLLOWS:
                        1993                       12.14%
                        1994                       -4.30%
                        1995                       25.12%
                        1996                       16.62%
                        1997                       22.53%
                        1998                       12.31%
                        1999                       10.31%
                        2000                        6.30%
                        2001                       -6.52%
                        2002                      -18.11%

                     BEST QUARTER              WORST QUARTER
                       18.72%                    -16.74%
                      (12/31/98)                 (9/30/02)

 * THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.55%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND'S T SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 90/10 BLEND OF THE S&P 500(R) INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 61/15/12/10/2 BLEND OF THE RUSSELL 1000(R) INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX, CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE RUSSELL Midcap(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 90/10 BLEND OF THE S&P 500(R) INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                       SINCE
                                                     INCEPTION
                                                      OF THE
                                                     REGISTERED
                                                       MUTUAL
T SHARES                      1 YEAR     5 YEARS        FUND*    10 YEARS**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                  -18.11%       0.16%       1.47%       6.82%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions                 -18.21%      -1.47%      -0.07%        N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions
and Sale of
Fund Shares                   -11.12%      -0.17%       0.89%        N/A+
--------------------------------------------------------------------------------
Hybrid 90/10
Blend of
the Following
Market
Benchmarks++                  -19.83%       0.06%       1.77%       8.96%
--------------------------------------------------------------------------------
   S&P 500(R)
   Index                      -22.10%      -0.58%       1.30%       9.34%
--------------------------------------------------------------------------------
   Citigroup 3-Month
   Treasury Bill
   Index                        1.70%       4.30%       4.38%       4.50%
--------------------------------------------------------------------------------
Hybrid 61/15/12/10/2
Blend of
the Following
Market
Benchmarks++                  -18.19%      -0.15%       1.24%       7.98%
--------------------------------------------------------------------------------
   Russell 1000(R)
   Index                      -21.65%      -0.58%       1.55%       9.18%
--------------------------------------------------------------------------------
   MSCI(R) EAFE(R)
   Index                      -15.94%      -2.89%      -4.19%       4.01%
--------------------------------------------------------------------------------
   Russell 2000(R)
   Index                      -20.48%      -1.36%       0.66%       7.16%
--------------------------------------------------------------------------------
   Citigroup 3-Month
   Treasury Bill
   Index                        1.70%       4.30%       4.38%       4.50%
--------------------------------------------------------------------------------
   Russell Midcap(R)
   Index                      -16.18%       2.19%       4.54%       9.92%
--------------------------------------------------------------------------------
 * SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.
+  IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES
   ON THE ADVISER'S ASSET ALLOCATION PROGRAM'S PERFORMANCE.
++ BENCHMARKS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

4 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized, capitalization-weighted index of the 1,000 largest U.S. companies. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD A SHARES AND B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)*                    3.75%         None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price)**           None         5.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL B SHARES WITHIN FIVE YEARS OF YOUR
   PURCHASE. SEE "SALES CHARGES."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Investment Advisory Fees                                0.25%         0.25%
Distribution and Service (12b-1) Fees                   0.50%         1.00%
Other Expenses                                          0.16%*        0.16%*
                                                        ------        -------
Total Annual Operating Expenses                         0.91%**       1.41%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.
** THE FUND'S NET TOTAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE
   EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS
   FOLLOWS:
            Life Vision Aggressive Growth Fund -- A Shares     0.51%
            Life Vision Aggressive Growth Fund -- B Shares     1.00%


THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.11%. THEREFORE, TOTAL ANNUALIZED EXPENSES FOR A SHARES WOULD BE 2.02% BEFORE WAIVERS AND 1.62% AFTER WAIVERS AND FOR B SHARES WOULD BE 2.52% BEFORE WAIVERS AND 2.11% AFTER WAIVERS.

                                                                    PROSPECTUS 5
--------------------------------------------------------------------------------
                                              LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, this Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $464       $654
B SHARES           $644       $846


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $464       $654
B SHARES           $144       $446


These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (2.02% for A Shares and 2.52% for B Shares):


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $572       $985
B SHARES           $755     $1,185


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $572       $985
B SHARES           $255       $785

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

6 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS
    PRIMARY                                 Bond funds
    SECONDARY                               Equity funds
---------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy
                                            in a combination of STI Classic Bond Funds, and to a lesser extent,
                                            STI Classic Equity Funds
---------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by limiting exposure to equity securities
---------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                               (PERCENTAGE OF THE LIFE VISION
ASSET CLASS                      CONSERVATIVE FUND'S ASSETS)
--------------------------------------------------------------------------------
Bond Funds                                 65-100%
   High Income Fund
   Investment Grade Bond Fund
   Limited-Term Federal Mortgage
     Securities Fund
Equity Funds                                0-35%
   Capital Appreciation Fund
   Growth and Income Fund
   International Equity Index Fund
   Mid-Cap Equity Fund
   Small Cap Growth Stock Fund
   Small Cap Value Equity Fund
   Value Income Stock Fund
Money Market Funds                          0-20%
   Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

                                                                    PROSPECTUS 7
--------------------------------------------------------------------------------
                                                   LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Life Vision Conservative Fund commenced operations on March 11, 2003, and therefore does not have performance history for a full calendar year.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD A SHARES AND B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THE FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)*                    3.75%         None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price)**          None          5.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL B SHARES WITHIN FIVE YEARS OF YOUR
   PURCHASE. SEE "SALES CHARGES."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Investment Advisory Fees                                0.25%         0.25%
Distribution and Service (12b-1) Fees                   0.40%         1.00%
Other Expenses                                          0.25%*        0.25%*
                                                        -------       -------
Total Annual Operating Expenses                         0.90%**       1.50%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.
** THE FUND'S NET TOTAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE
   EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS
   FOLLOWS:
              Life Vision Conservative Fund -- A Shares     0.57%
              Life Vision Conservative Fund -- B Shares     0.95%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 0.83%. THEREFORE, TOTAL ESTIMATED ANNUALIZED EXPENSES FOR A SHARES WOULD BE 1.73% BEFORE WAIVERS AND 1.40% AFTER WAIVERS AND FOR B SHARES WOULD BE 2.33% BEFORE WAIVERS AND 1.78% AFTER WAIVERS.

8 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $463       $651
B SHARES           $653       $874


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $463       $651
B SHARES           $153       $474


These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (1.73% for A Shares and 2.33% for B Shares):


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $544       $899
B SHARES           $736     $1,127


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $544       $899
B SHARES           $236       $727

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund's estimated expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                    PROSPECTUS 9

--------------------------------------------------------------------------------
                                              LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
---------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
---------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy
                                            in a combination of STI Classic Equity and, to a lesser extent,
                                            STI Classic Bond Funds
---------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds
---------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Growth and Income Fund invests at least 70% to 80% of its total net assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                      VISION GROWTH AND
ASSET CLASS                         INCOME FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                                50-80%
   Capital Appreciation Fund
   Growth and Income Fund
   International Equity Index Fund
   Mid-Cap Equity Fund
   Small Cap Growth Stock Fund
   Small Cap Value Equity Fund
   Value Income Stock Fund
Bond Funds                                  20-50%
   High Income Fund
   Investment Grade Bond Fund
   Limited-Term Federal Mortgage
     Securities Fund
Money Market Funds                           0-20%
   Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

10 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.* SINCE T SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, RETURNS FOR A SHARES AND B SHARES WILL BE SUBSTANTIALLY SIMILAR TO THOSE OF THE T SHARES SHOWN HERE, AND DIFFER ONLY TO THE EXTENT THAT A SHARE AND B SHARE EXPENSES ARE HIGHER AND, THEREFORE, PERFORMANCE WOULD BE LOWER THAN THAT OF T SHARES.

                               [GRAPHIC OMITTED]
                          PLOT POINTS ARE AS FOLLOWS:
                        1993                       10.02%
                        1994                       -3.52%
                        1995                       22.68%
                        1996                       12.16%
                        1997                       18.08%
                        1998                       11.16%
                        1999                        7.95%
                        2000                        7.08%
                        2001                       -2.55%
                        2002                      -11.99%

                    BEST QUARTER               WORST QUARTER
                       13.65%                     -12.87%
                     (12/31/98)                  (9/30/02)

 * THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.90%.


THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND'S T SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 65/25/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 40/17/16/13/12/2 BLEND OF THE RUSSELL 1000(R) INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 65/25/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                       SINCE
                                                     INCEPTION
                                                      OF THE
                                                     REGISTERED
                                                       MUTUAL
T SHARES                      1 YEAR     5 YEARS        FUND*    10 YEARS**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                 -11.99%      1.97%         3.00%      6.63%
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions                -12.45%      0.11%         1.22%       N/A+
--------------------------------------------------------------------------------
Fund Returns
After Taxes on
Distributions and
Sale of Fund Shares           -7.35%      0.91%         1.77%       N/A+
--------------------------------------------------------------------------------
Hybrid 65/25/10
Blend of the
Following Market
Benchmarks++                 -12.16%      2.34%         3.71%      8.69%
--------------------------------------------------------------------------------
   S&P 500(R) Index          -22.10%     -0.58%         1.30%      9.34%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Aggregate
   Bond Index                 10.27%      7.54%         8.04%      7.51%
--------------------------------------------------------------------------------
   Citigroup 3-Month
   Treasury Bill Index         1.70%      4.30%         4.38%      4.50%
--------------------------------------------------------------------------------
Hybrid 40/17/16/13/12/2
Blend of the
Following Market
Benchmarks++                 -10.78%      2.24%         3.31%      8.03%
--------------------------------------------------------------------------------
   Russell 1000(R)
   Index                     -21.65%     -0.58%         1.55%      9.18%
--------------------------------------------------------------------------------
   Merrill Lynch 1-5 Year
   U.S. Corporate/
   Government Index            7.91%      7.10%         7.22%      6.63%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Government/
   Credit Index               11.02%      7.61%         8.19%      7.61%
--------------------------------------------------------------------------------
   MSCI(R) EAFE(R)
   Index                     -15.94%     -2.89%        -4.19%      4.01%
--------------------------------------------------------------------------------
   Russell 2000(R)
   Index                     -20.48%     -1.36%         0.66%      7.16%
--------------------------------------------------------------------------------
   Russell Midcap(R)
   Index                     -16.18%      2.19%         4.54%      9.92%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.
+ IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE ADVISER'S ASSET ALLOCATION PROGRAM'S PERFORMANCE.
++ BENCHMARKS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 11
--------------------------------------------------------------------------------
                                              LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized, capitalization-weighted index of the 1,000 largest U.S. companies. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. Corporate securities and U.S. government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/ Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization- weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD A SHARES AND B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)*                    3.75%         None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price)**          None          5.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL B SHARES WITHIN FIVE YEARS OF YOUR
   PURCHASE. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Investment Advisory Fees                                0.25%         0.25%
Distribution and Service (12b-1) Fees                   0.50%         1.00%
Other Expenses                                          0.14%*        0.14%*
                                                      ---------     ---------
Total Annual Operating Expenses                         0.89%**       1.39%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ** THE FUND'S NET TOTAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE
   EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS
   FOLLOWS:

              Life Vision Growth and Income Fund -- A Shares     0.55%
              Life Vision Growth and Income Fund -- B Shares     1.00%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.02%. THEREFORE, TOTAL ANNUALIZED EXPENSES FOR A SHARES WOULD BE 1.91% BEFORE WAIVERS AND 1.57% AFTER WAIVERS AND FOR B SHARES WOULD BE 2.41% BEFORE WAIVERS AND 2.02% AFTER WAIVERS.

12 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $462       $648
B SHARES           $642       $840


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $462       $648
B SHARES           $142       $440


These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (1.91% for A Shares and 2.41% for B Shares):


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $562       $953
B SHARES           $744     $1,151


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $562       $953
B SHARES           $244       $751

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 13
--------------------------------------------------------------------------------
                                                LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
---------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy in a combination of STI Classic Equity and Bond Funds
---------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities
---------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                       INVESTMENT RANGE
                                    (PERCENTAGE OF THE LIFE
                                     VISION MODERATE GROWTH
ASSET CLASS                             FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                                 35-65%
   Capital Appreciation Fund
   Growth and Income Fund
   International Equity Index Fund
   Mid-Cap Equity Fund
   Small Cap Growth Stock Fund
   Small Cap Value Equity Fund
   Value Income Stock Fund
Bond Funds                                   35-65%
   High Income Fund
   Investment Grade Bond Fund
   Limited-Term Federal Mortgage
     Securities Fund
Money Market Funds                            0-20%
   Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

14 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.* SINCE T SHARES ARE INVESTED IN THE SAME PORTFOLIO OF SECURITIES, RETURNS FOR A SHARES AND B SHARES WILL BE SUBSTANTIALLY SIMILAR TO THOSE OF THE T SHARES SHOWN HERE, AND DIFFER ONLY TO THE EXTENT THAT A SHARE AND B SHARE EXPENSES ARE HIGHER AND, THEREFORE, PERFORMANCE WOULD BE LOWER THAN THAT OF T SHARES.

                               [GRAPHIC OMITTED]
                          PLOT POINTS ARE AS FOLLOWS:
                        1993                        9.26%
                        1994                       -2.97%
                        1995                       20.52%
                        1996                       10.51%
                        1997                       16.41%
                        1998                       11.15%
                        1999                        6.19%
                        2000                        5.46%
                        2001                       -1.10%
                        2002                       -8.28%

                    BEST QUARTER               WORST QUARTER
                       11.24%                      -9.20%
                     (12/31/98)                  (9/30/02)

 * THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.84%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND'S T SHARES FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 50/40/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 27/26/22/14/10/1 BLEND OF THE RUSSELL 1000(R) INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 50/40/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                                                       SINCE
                                                     INCEPTION
                                                      OF THE
                                                     REGISTERED
                                                       MUTUAL
T SHARES                      1 YEAR     5 YEARS        FUND*    10 YEARS**
--------------------------------------------------------------------------------
Fund Returns
Before Taxes                  -8.28%      2.46%        3.41%       6.38%
--------------------------------------------------------------------------------
Fund Returns
After Taxes
on Distributions              -8.94%      0.41%        1.42%        N/A+
--------------------------------------------------------------------------------
Fund Returns After Taxes
on Distributions and
Sale of Fund Shares           -5.07%      1.30%        2.08%        N/A+
--------------------------------------------------------------------------------
Hybrid 50/40/10 Blend
of the Following Market
Benchmarks++                  -7.39%      3.60%        4.76%       8.45%
--------------------------------------------------------------------------------
   S&P 500(R) Index          -22.10%     -0.58%        1.30%       9.34%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Aggregate
   Bond Index                 10.27%      7.54%        8.04%       7.51%
--------------------------------------------------------------------------------
   Citigroup 3-Month
   Treasury Bill
   Index                       1.70%      4.30%        4.38%       4.50%
--------------------------------------------------------------------------------
Hybrid 27/26/22/
14/10/1 Blend of the
Following Market
Benchmarks++                  -6.22%      3.40%        4.16%       7.70%
--------------------------------------------------------------------------------
   Russell 1000(R)
   Index                     -21.65%     -0.58%        1.55%       9.18%
--------------------------------------------------------------------------------
   Merrill Lynch
   1-5 Year U.S.
   Corporate/
   Government
   Index                       7.91%      7.10%        7.22%       6.63%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Government/
   Credit Index               11.02%      7.61%        8.19%       7.61%
--------------------------------------------------------------------------------
   MSCI(R) EAFE(R)
   Index                     -15.94%     -2.89%       -4.19%       4.01%
--------------------------------------------------------------------------------
   Russell 2000(R)
   Index                     -20.48%     -1.36%        0.66%       7.16%
--------------------------------------------------------------------------------
   Russell Midcap(R)
   Index                     -16.18%      2.19%        4.54%       9.92%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.
+ IT IS NOT POSSIBLE TO REFLECT THE IMPACT OF TAXES ON THE ADVISER'S ASSET ALLOCATION PROGRAM'S PERFORMANCE.
++ BENCHMARKS REFLECT NO DEDUCTIONS FOR FEES, EXPENSES OR TAXES.

                                                                   PROSPECTUS 15
--------------------------------------------------------------------------------
                                                LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized, capitalization-weighted index of the 1,000 largest U.S. companies. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. Corporate securities and U.S. government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/ Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD A SHARES AND B SHARES OF THIS LIFE VISION FUND. THE TABLE DOES NOT REFLECT ANY OF THE OPERATING COSTS AND INVESTMENT ADVISORY FEES OF THE UNDERLYING STI CLASSIC FUNDS. THIS LIFE VISION FUND AND ITS SHAREHOLDERS WILL INDIRECTLY BEAR A PRO RATA SHARE OF THE EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS.


--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price)*                    3.75%         None
Maximum Contingent Deferred Sales Charge
(as a percentage of original purchase price)**          None          5.00%

* THIS SALES CHARGE VARIES DEPENDING UPON HOW MUCH YOU INVEST. YOU MAY BUY A SHARES IN AMOUNTS OF $1,000,000 OR MORE AT NET ASSET VALUE (WITHOUT AN INITIAL SALES CHARGE), BUT IF YOU REDEEM THOSE SHARES WITHIN ONE YEAR OF YOUR PURCHASE, YOU WILL PAY A DEFERRED SALES CHARGE OF 1.00%. SEE "SALES CHARGES."
** THIS SALES CHARGE IS IMPOSED IF YOU SELL B SHARES WITHIN FIVE YEARS OF YOUR
   PURCHASE. SEE "SALES CHARGES."


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      A SHARES      B SHARES
Investment Advisory Fees                                0.25%         0.25%
Distribution and Service (12b-1) Fees                   0.50%         1.00%
Other Expenses                                          0.11%*        0.11%*
                                                        -------       -------
Total Annual Operating Expenses                         0.86%**       1.36%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

              Life Vision Moderate Growth Fund -- A Shares    0.55%
              Life Vision Moderate Growth Fund -- B Shares    1.00%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.00%. THEREFORE, TOTAL ANNUALIZED EXPENSES FOR A SHARES WOULD BE 1.86% BEFORE WAIVERS AND 1.55% AFTER WAIVERS AND FOR B SHARES WOULD BE 2.36% BEFORE WAIVERS AND 2.00% AFTER WAIVERS.

16 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $459       $639
B SHARES           $638       $831


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $459       $639
B SHARES           $138       $431


These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (1.86% for A Shares and 2.36% for B Shares):


IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $557       $938
B SHARES           $739     $1,136


IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

                 1 YEAR     3 YEARS
A SHARES           $557       $938
B SHARES           $239       $736


FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

                                                                   PROSPECTUS 17
--------------------------------------------------------------------------------
                                                     MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK

ALL FUNDS

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK

LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITY RISKS

ALL FUNDS

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

18 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT ADVISER
--------------------------------------------------------------------------------


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, the Adviser had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

    LIFE VISION AGGRESSIVE GROWTH FUND      0.10%

    LIFE VISION CONSERVATIVE FUND           0.10%

    LIFE VISION GROWTH AND INCOME FUND      0.13%

    LIFE VISION MODERATE GROWTH FUND        0.14%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


THE INVESTMENT TEAM

The LIFE VISION AGGRESSIVE GROWTH FUND, LIFE VISION CONSERVATIVE FUND, LIFE VISION GROWTH AND INCOME FUND, and LIFE VISION MODERATE GROWTH FUND are managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations.


[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange A Shares and B Shares of the Funds.


HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your securities account is established, you may buy shares of the Funds by:

o Mail*
o Telephone (1-800-874-4770)
o Wire
o Automated Clearing House (ACH)


* THE FUNDS DO NOT ACCEPT CASH AS PAYMENT FOR FUND SHARES.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your

                                                                   PROSPECTUS 19
--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund values its underlying STI Classic Fund investments at the NAV reported by those STI Classic Funds. Other portfolio securities are generally valued at market price. If market prices are unavailable or a Fund thinks that the market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these Funds' investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


MINIMUM PURCHASES

To purchase shares for the first time, you must invest in any Fund at least:


CLASS                        DOLLAR AMOUNT
--------------------------------------------------------------------------------

A Shares                     $2,000
B Shares                     $5,000 ($2,000 for IRAs)

However, you may purchase no more than $99,999 of B Shares due to the fact that A Share purchases of $100,000 or more offer a reduced initial sales charge and have lower annual expenses.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Funds may accept investments of smaller amounts at its discretion.


FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.


SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month.

20 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.


[DOLLAR BILL GRAPHIC OMITTED] SALES CHARGES

FRONT-END SALES CHARGES -- A SHARES

The offering price of A Shares is the NAV next calculated after a Fund receives your request, plus the front-end sales charge.

                                                                   PROSPECTUS 21
--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:


                            YOUR SALES       YOUR SALES
                           CHARGE AS A       CHARGE AS A
                          PERCENTAGE OF  PERCENTAGE OF YOUR
IF YOUR INVESTMENT IS:    OFFERING PRICE*   NET INVESTMENT
--------------------------------------------------------------------------------
Less than $100,000            3.75%             3.90%
$100,000 but less
   than $250,000              3.25%             3.36%
$250,000 but less
   than $1,000,000            2.50%             2.56%
$1,000,000 and over            None              None
--------------------------------------------------------------------------------
 * THE DISTRIBUTOR MAY PAY A PERCENTAGE OF THE OFFERING PRICE AS A COMMISSION TO BROKER-DEALERS. WHILE INVESTMENTS OVER $1,000,000 ARE NOT SUBJECT TO A FRONT-END SALES CHARGE, THE DISTRIBUTOR MAY PAY DEALER COMMISSIONS RANGING FROM 0.25% TO 1.00%.

INVESTMENTS OF $1,000,000 OR MORE. You do not pay an initial sales charge when you buy $1,000,000 or more of A Shares (excluding A Shares of STI Classic Money Market Funds) in either a single investment or through our rights of accumulation, letter of intent, or combined purchase/quantity discount programs. However, you will pay a deferred sales charge of 1.00% if you redeem any of these A Shares within one year of purchase. The deferred sales charge is calculated based on the lessor of (1) the NAV of the shares at the time of purchase or (2) NAV of the shares next calculated after the Fund receives your sales request. The deferred sales charge does not apply to shares you purchase through reinvestment of dividends or capital gains distributions.


WAIVER OF FRONT-END SALES CHARGE -- A SHARES

The front-end sales charge will be waived on A Shares purchased:


o  through reinvestment of dividends and distributions;

o  through a SunTrust Securities, Inc. asset allocation account;

o by persons repurchasing shares they redeemed within the last 180 days (see "Repurchase of A Shares");

o by employees, and members of their immediate family (spouse, mother, father, mother-in-law, father-in-law, and children (including step-children) under the age of 21 years), of SunTrust and its affiliates;


o by persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from individual retirement accounts (IRAs) previously with the Trust department of a bank affiliated with SunTrust;

o by persons investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial or investment advisory capacity is closed; or

o through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the Distributor or otherwise, do not receive any portion of the front-end sales charge.

REPURCHASE OF A SHARES

You may repurchase any amount of A Shares of any Fund at NAV (without the normal front-end sales charge), up to the limit of the value of any amount of A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without re-paying the front-end sales charge. Such repurchases may be subject to special tax rules. See the section on Taxes in the Statement of Additional Information for more information. To exercise this privilege, the Funds must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES.


REDUCED SALES CHARGES -- A SHARES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the A Shares you already own to the amount that you are currently purchasing. The Funds will combine the value of your current purchases with the current value of any A Shares you purchased previously for (i) your account, (ii) your spouse's account, (iii) a joint account with your spouse, or (iv) your minor children's trust or custodial accounts. A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Funds will

22 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

only consider the value of A Shares purchased previously that were sold subject to a sales charge. To be entitled to a reduced sales charge based on shares already owned, you must ask us for the reduction at the time of purchase. You must provide the Funds with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase A Shares of a Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Funds will only consider the value of A Shares sold subject to a sales charge. As a result, shares of the A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Funds a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

You are not legally bound by the terms of your Letter of Intent to purchase the amount of your shares stated in the Letter. The Letter does, however, authorize the Fund to hold in escrow 3.75% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to A Shares you purchase with a Letter of Intent.

CONTINGENT DEFERRED SALES CHARGE (CDSC) --
B SHARES

You do not pay a sales charge when you purchase B Shares. However, if you redeem your shares within five years of purchase, you will generally pay a CDSC on these shares according to the following schedule:


                           CDSC AS A PERCENTAGE OF ORIGINAL
YEARS AFTER PURCHASE       PURCHASE AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
0 to 1 Year                            5%
1 to 2 Years                           4%
2 to 3 Years                           4%
3 to 4 Years                           3%
4 to 5 Years                           2%
5 Years*                               0%
--------------------------------------------------------------------------------
 * B SHARES AUTOMATICALLY CONVERT TO A SHARES AFTER EIGHT YEARS.

The CDSC does not apply to share price appreciation or shares acquired through dividend or capital gains distribution reinvestment. To minimize the CDSC, shares not subject to any charge will be redeemed first, followed by shares held longest (therefore having the lowest CDSC).


WAIVER OF THE CDSC

No CDSC is imposed if you sell your shares under any of the following circumstances:

o Death or Disablement (as defined in Section 72(m)(7) of the Internal Revenue Code)
   - You are shareholder/joint shareholder or participant/beneficiary of certain retirement plans;
   - You die after the account is opened;
   - Redemption must be made within 1 year of such death/disability;
   - The Fund must be notified in writing of such death/disability at time of redemption request;

                                                                   PROSPECTUS 23
--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------


   - The Fund must be provided with satisfactory evidence of death (death certificate) or disability (doctor's certificate specifically referencing disability as defined in 72(m)(7) referenced above).

o  Shares purchased through dividend and capital gains reinvestment.

o  Participation in the Systematic Withdrawal Plan described below:
   - Withdrawal not to exceed 10% of the current balance of a Fund in a 12 month period, the 10% amount will be calculated as of the date of the initial Systematic Withdrawal Plan and recalculated annually on the 12 month anniversary date. Shares purchased through dividend or capital gains reinvestment, although not subject to the CDSC sales charge, will be included in calculating the account value and 10% limitation amount;
   - If the total of all Fund account withdrawals (Systematic Withdrawal Plan or otherwise) exceeds the 10% limit within the 12 month period following the initial calculation date, the entire Systematic Withdrawal Plan for the period will be subject to the applicable sales charge, in the initial year of a Systematic Withdrawal Plan, the withdrawal limitation period shall begin 12 months before the initial Systematic Withdrawal Plan payment;
   - To qualify for the CDSC waiver under the Systematic Withdrawal Plan a Fund account must have a minimum of $25,000 at Systematic Withdrawal Plan inception and must also reinvest dividends and capital gains distributions.

o Required mandatory minimum withdrawals made after 70 1/2 under any retirement plan qualified under IRS Code Section 401, 408 or 403(b) or resulting from the tax free return of an excess distribution to an Individual Retirement Account (IRA). Satisfactory qualified plan documentation to support any waiver includes employer letter (separation from services) and plan administrator certificate (certain distributions under plan requirements).

o  Exchanges for B Shares of other Life Vision Funds.

o Exchanges in connection with plans of Fund reorganizations such as mergers and acquisitions.

To take advantage of any of these waivers, you must qualify in advance. To see if you qualify, please call your investment professional or other investment representative. These waivers are subject to change or elimination at any time at the discretion of the Funds.

OFFERING PRICE OF FUND SHARES

The offering price of A Shares is the NAV next calculated after the transfer agent receives your request, plus the front-end sales load. The offering price of B Shares is simply the next calculated NAV.


HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less, in the case of B Shares, any applicable CDSC.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account. Withdrawals under the Systematic Withdrawal Plan may be subject to a CDSC unless they meet the requirements described above under "Waiver of the CDSC."

24 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below the required minimum you may be required to sell your shares. The account balance minimums are:


CLASS             DOLLAR AMOUNT
--------------------------------------------------------------------------------

A Shares          $2,000
B Shares          $5,000 ($2,000 for IRAs or other tax qualified accounts)
--------------------------------------------------------------------------------
But the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of a Fund, all Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) a Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timers" as defined later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange requests.


A SHARES

You may exchange A Shares of any Fund for A Shares of any other STI Classic Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an STI Classic Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge (E.G., the difference between the lower and higher applicable sales charges). If you exchange shares into an STI Classic Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange.

                                                                   PROSPECTUS 25
--------------------------------------------------------------------------------
                                  PURCHASING, SELLING AND EXCHANGING FUND SHARES
--------------------------------------------------------------------------------

B SHARES

You may exchange B Shares of any Life Vision Fund for B Shares of any other Life Vision Fund. For purposes of computing the CDSC applicable to B Shares, as well as the 8-year automatic conversion period, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by an exchange.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.


MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

o Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of a Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase A Shares or B Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase. Further, all Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.


DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While B Shares are sold without any initial sales charge, the Distributor may pay at the time of sale up to 4% of the amount invested to broker-dealers and other financial intermediaries who sell B Shares. Through the distribution plan, the Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.

Maximum distribution fees, as a percentage of average daily net assets, are as follows:

FOR A SHARES
--------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund           0.50%
Life Vision Conservative Fund                0.40%
Life Vision Growth and Income Fund           0.50%
Life Vision Moderate Growth Fund             0.50%
--------------------------------------------------------------------------------

For B Shares the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

26 PROSPECTUS
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds. Under any such program, the Distributor may provide cash or non- cash compensation as recognition for past sales or encouragement for future sales that may include merchandise, travel expenses, prizes, meals, lodgings and gifts that do not exceed $100 per year, per individual.

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.


DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their income quarterly. The Funds make distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable either as ordinary income or qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets) to the extent that a Fund receives qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF FUND SHARES FOR SHARES OF A DIFFERENT STI CLASSIC FUND IS TREATED THE SAME AS A SALE.

Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                       This page intentionally left blank.

28 & 29 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the period ended May 31, 2003 has been audited by PricewaterhouseCoopers LLP. The Reports of Independent Accountants for the period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Year Ended May 31, 2003
For a Share Outstanding Throughout the Periods



                  NET ASSET                 NET REALIZED                   DIVIDENDS                       TOTAL
                   VALUE,          NET     AND UNREALIZED                  FROM NET     DISTRIBUTIONS    DIVIDENDS     NET ASSET
                  BEGINNING    INVESTMENT     GAINS ON      TOTAL FROM    INVESTMENT    FROM REALIZED       AND       VALUE, END
                  OF PERIOD   INCOME(LOSS)   INVESTMENTS    OPERATIONS      INCOME      CAPITAL GAINS  DISTRIBUTIONS   OF PERIOD
                  ---------   -----------  --------------   ----------    ----------    -------------  -------------  ----------
----------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)         $ 7.23       $(0.01)        $1.31          $1.30       $  --*             $--        $   --*         $ 8.53
----------------------------------------------
LIFE VISION CONSERVATIVE FUND (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)         $10.00       $ 0.01         $0.42          $0.43       $  --              $--        $   --          $10.43
----------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)         $ 8.10       $ 0.02         $1.24          $1.26       $(0.02)            $--        $(0.02)         $ 9.34
----------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)         $ 8.05       $ 0.03         $0.95          $0.98       $(0.03)            $--        $(0.03)         $ 9.00


                                                                                                     RATIO OF NET
                                                                                                   INVESTMENT INCOME
                                                               RATIO OF NET   RATIO OF EXPENSES   (LOSS) TO AVERAGE
                                              RATIO OF NET      INVESTMENT     TO AVERAGE NET         NET ASSETS
                               NET ASSETS,     EXPENSES TO    INCOME (LOSS)   ASSETS (EXCLUDING      (EXCLUDING
                     TOTAL    END OF PERIOD    AVERAGE NET    TO AVERAGE NET      WAIVERS AND           WAIVERS AND      PORTFOLIO
                    RETURN+      (000)            ASSETS           ASSETS       REIMBURSEMENTS)      REIMBURSEMENTS)  TURNOVER RATE
                    ------    -------------   ------------    --------------  -----------------   ------------------  -------------
----------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)          18.03%      $1,052           0.89%            (0.86)%           1.36%               (1.33)%            50%
----------------------------------------------
LIFE VISION CONSERVATIVE FUND (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)           4.30%      $  800           0.92%             0.85%            1.39%                0.38%            160%
----------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)          15.57%      $2,017           0.90%             0.39%            1.34%               (0.05)%           139%
----------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
----------------------------------------------
  B SHARES
   2003 (1)          12.22%      $2,691           0.91%             0.93%            1.34%                0.50%            101%

+ Returns are for the period indicated and have not been annualized. Total return figures do not include applicable sales loads. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Amount represents less than $0.01 per share.
(1) B Shares were offered beginning on March 11, 2003. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Life Vision Maximum Growth, CrestFunds Life Vision Growth and Income and CrestFunds Life Vision Balanced Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Aggressive Growth, Life Vision Growth and Income and Life Vision Moderate Growth Funds, respectively. The CrestFunds Life Vision Maximum Growth, CrestFunds Life Vision Growth and Income and the CrestFunds Life Vision Balanced Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their opening results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.
(C) Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the STI Classic Funds in which the Life Vision Funds invest.

Amounts designated as "--" are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303



DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456



LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.



                                                                 STI-PS-021-0400

PROSPECTUS
INSTITUTIONAL SHARES

BOND FUNDS


CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND


CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND


CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND


CLASSIC INSTITUTIONAL U.S.GOVERNMENT SECURITIES SUPER SHORT INCOME
PLUS FUND

MONEY MARKET FUNDS

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND



October 1, 2003




Investment Adviser to the Funds:

Trusco Capital Management, Inc.
(THE "ADVISER")




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      (THIS PAGE LEFT INTENTIONALLY BLANK)

                              ABOUT THIS PROSPECTUS
The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Classic Institutional Bond and Money Market Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE SECTION BELOW, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:
                                                                            Page

     CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND ..........................  2

     CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND ............................  4
     CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND ....................  6

     CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND ..........................  8

     CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
       SUPER SHORT INCOME PLUS FUND ........................................ 10
     CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND ............... 12
     CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND .... 14
     CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND ...... 16
     MORE INFORMATION ABOUT RISK ........................................... 18
     MORE INFORMATION ABOUT FUND INVESTMENTS ............................... 18
     INVESTMENT ADVISER .................................................... 19
     PORTFOLIO MANAGERS .................................................... 19
     PURCHASING AND SELLING FUND SHARES .................................... 20
     DIVIDENDS AND DISTRIBUTIONS ........................................... 23
     TAXES ................................................................. 24
     FINANCIAL HIGHLIGHTS .................................................. 26
     HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS ..... BACK COVER

                              CUSIP/TICKER SYMBOLS

FUND NAME                                                       CLASS                   INCEPTION   TICKER   CUSIP

BOND FUNDS
   Classic Institutional High Quality Bond Fund                 Institutional Shares       --*       SHQIX   784767519
   Classic Institutional Short-Term Bond Fund                   Institutional Shares     5/14/02     SISBX   784767659
   Classic Institutional Super Short Income Plus Fund           Institutional Shares     4/15/02     SISSX   784767642
   Classic Institutional Total Return Bond Fund                 Institutional Shares       --*       STRIX   784767493
   Classic Institutional U.S. Government Securities
     Super Short Income Plus Fund                               Institutional Shares     4/11/02     SIGVX   784767634
MONEY MARKET FUNDS

   Classic Institutional Cash Management Money Market Fund      Institutional Shares    10/25/95     CICXX   784766354
   Classic Institutional U.S. Government Securities
     Money Market Fund                                          Institutional Shares      8/1/94     CRGXX   784767808
   Classic Institutional U.S. Treasury Securities
     Money Market Fund                                          Institutional Shares    12/12/96     CIUXX   784766347

* THE FUND HAS NOT YET COMMENCED OPERATIONS.

--------------------------------------------------------------------------------

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.
--------------------------------------------------------------------------------

2


CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------

FUND SUMMARY
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                    Current income and price appreciation
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                   High quality fixed income securities
----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY             Low
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to identify intermediate duration securities that offer solid return potential and yield
----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

3



--------------------------------------------------------------------------------
PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund has not yet commenced operations and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                        INSTITUTIONAL SHARES
Investment Advisory Fees                       0.50%
Other Expenses                                 0.35%*
--------------------------------------------------------------------------------
Total Annual Operating Expenses                0.85%**
--------------------------------------------------------------------------------
 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
   ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

   CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND --
   INSTITUTIONAL SHARES                          0.65%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 YEAR               3 YEARS
               $87                 $271

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4

CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

FUND SUMMARY
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                   High current income, while preserving capital
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                  Investment grade U.S. government and corporate debt securities
----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Low
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk
----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                  Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
----------------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an average weighted maturity of approximately three years. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the

5


--------------------------------------------------------------------------------

underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional Short-Term Bond Fund commenced operations on May 14, 2002, and therefore does not have performance history for a full calendar year.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                INSTITUTIONAL SHARES
Investment Advisory Fees                                0.60%
Other Expenses                                          0.42%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                         1.02%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

  CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND --
  INSTITUTIONAL SHARES                         0.52%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR      3 YEARS     5 YEARS   10 YEARS
       $104        $325        $563      $1,248


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

6

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------

FUND SUMMARY
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                   High current income consistent with preserving capital and maintaining liquidity
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                  Short duration investment grade money market and fixed income securities
-------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Low
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds
-------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                  Conservative investors seeking to maximize income consistent with limited share price volatility
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage backed and asset backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interests rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity

7


--------------------------------------------------------------------------------

date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional Super Short Income Plus Fund commenced operations on April 15, 2002, and therefore does not have performance history for a full calendar year.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                             INSTITUTIONAL SHARES
Investment Advisory Fees                            0.50%
Other Expenses                                      0.36%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                     0.86%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

  CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND --
  INSTITUTIONAL SHARES                                 0.31%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR      3 YEARS     5 YEARS   10 YEARS
        $88        $274        $477      $1,061


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

FUND SUMMARY
----------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                   Current income and price appreciation
----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                  Government, corporate, and mortgage-backed securities, plus other opportunistic investments
----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Moderate
----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to recognize relative value in fixed income markets
----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                  Investors seeking diversification and attractive total returns in the fixed income market
----------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments

9


--------------------------------------------------------------------------------

in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund has not yet commenced operations and, therefore, does not have any performance history.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                         INSTITUTIONAL SHARES
Investment Advisory Fees                        0.45%
Other Expenses                                  0.30%*
--------------------------------------------------------------------------------
Total Annual Operating Expenses                 0.75%**
--------------------------------------------------------------------------------
 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
   ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

   CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND --
   INSTITUTIONAL SHARES                           0.55%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 YEAR               3 YEARS
               $77                 $240

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

10

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------

FUND SUMMARY
---------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                   High current income consistent with preserving capital and maintaining liquidity
---------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                  Short duration U.S. government securities
---------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Low
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify short duration U.S. government securities that offer a comparably better return potential and yield than money market funds
---------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                  Conservative investors seeking to maximize income consistent with limited share price volatility and the relative safety of U.S. government securities
---------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Government Securities Super Short Income Plus Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and other U.S. government securities. The Fund expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

The price per share (net asset value or NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Also, longer-term securities are generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in

11


--------------------------------------------------------------------------------

market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The Classic Institutional U.S. Government Securities Super Short Income Plus Fund commenced operations on April 11, 2002, and therefore does not have performance history for a full calendar year.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                         INSTITUTIONAL SHARES
Investment Advisory Fees                        0.40%
Other Expenses                                  0.36%
-------------------------------------------------------------------------------
Total Annual Operating Expenses                 0.76%*
-------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT
  INCOME PLUS FUND -- INSTITUTIONAL SHARES            0.23%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR      3 YEARS     5 YEARS   10 YEARS
        $78        $243        $422       $942


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

12

CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND SUMMARY
-----------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                    As high a level of current income as is consistent with preservation of capital and liquidity
-----------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                   Money market instruments
-----------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding undue risk
-----------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current income through a liquid investment
-----------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional Cash Management Money Market Fund invests exclusively in high quality U.S. dollar-denominated money market instruments. The Fund invests in obligations of (i) the U.S. Treasury, (ii) agencies and instrumentalities of U.S. and foreign governments, (iii) domestic and foreign banks, (iv) domestic and foreign corporate issuers, and (v) supranational entities, as well as repurchase agreements. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing maturity, yields, market sectors and credit risk. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or the agency's own resources.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*


                                [Graphic Omitted]
                           Plot points are as follows:
                           1996                 5.47%
                           1997                 5.63%
                           1998                 5.52%
                           1999                 5.12%
                           2000                 6.33%
                           2001                 4.13%
                           2002                 1.80%

                        BEST QUARTER         WORST QUARTER
                            1.63%                0.38%
                          (12/31/00)           (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.55%.

13



--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. FIRST TIER INSTITUTIONS-ONLY AVERAGE.
                                                  SINCE
INSTITUTIONAL SHARES      1 YEAR    5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Classic Institutional
Cash Management
Money Market Fund          1.80%      4.57%       4.87%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Institutions-
Only Average               1.49%      4.36%       4.66%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE INSTITUTIONAL SHARES ON OCTOBER 25, 1995.
  BENCHMARK RETURNS SINCE OCTOBER 31, 1995 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD,
CALL 1-800-814-3397.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Institutions-Only Average is a widely-recognized composite of money market funds that invest in commercial paper, bank obligations and short-term investments in the highest ratings category. The number of funds in the Average varies.

FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                       INSTITUTIONAL SHARES
Investment Advisory Fees                      0.20%
Other Expenses                                0.09%
--------------------------------------------------------------------------------
Total Annual Operating Expenses               0.29%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

  CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY
  MARKET FUND -- INSTITUTIONAL SHARES          0.25%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR      3 YEARS     5 YEARS   10 YEARS
        $30         $93        $163       $368

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

14

CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND SUMMARY
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                    High current income to the extent consistent with the preservation of capital and the maintenance of liquidity
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. Treasury and government agency securities, and repurchase agreements
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding undue risk by analyzing yields
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current income through a liquid investment
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

15


--------------------------------------------------------------------------------

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*


                                [Graphic Omitted]
                           Plot points are as follows:
                           1995                 5.89%
                           1996                 5.31%
                           1997                 5.50%
                           1998                 5.36%
                           1999                 4.99%
                           2000                 6.18%
                           2001                 4.02%
                           2002                 1.72%

                        BEST QUARTER         WORST QUARTER
                            1.60%                0.36%
                         (12/31/00)           (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.54%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. GOVERNMENT INSTITUTIONAL AVERAGE.
                                                     SINCE
INSTITUTIONAL SHARES         1 YEAR    5 YEARS     INCEPTION*
--------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities
Money Market Fund             1.72%     4.44%        4.87%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Government Institutional
Average                       1.39%     4.15%        4.58%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE INSTITUTIONAL SHARES ON AUGUST 1, 1994.
  BENCHMARK RETURNS SINCE JULY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD,
CALL 1-800-814-3397.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government Institutional Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills, repurchase agreements, or agencies of the U.S. Government. The number of funds in the Average varies.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                        INSTITUTIONAL SHARES
Investment Advisory Fees                        0.20%
Other Expenses                                  0.09%
--------------------------------------------------------------------------------
Total Annual Operating Expenses                 0.29%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
  MONEY MARKET FUND -- INSTITUTIONAL SHARES          0.26%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR      3 YEARS     5 YEARS   10 YEARS
        $30         $93        $163       $368


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

16

CLASSIC INSTITUTIONAL U.S.TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------

FUND SUMMARY
----------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                    As high a level of current income as is consistent with preservation of capital and liquidity
----------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. Treasury securities and repurchase agreements
----------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding undue risk by analyzing yields
----------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current income through a liquid investment
----------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities, and repurchase agreements collateralized by these securities. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING
IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S INSTITUTIONAL SHARES FROM YEAR TO YEAR.*


                                [Graphic Omitted]
                           Plot points are as follows:
                           1997                 5.44%
                           1998                 5.30%
                           1999                 4.83%
                           2000                 6.06%
                           2001                 3.66%
                           2002                 1.55%

                        BEST QUARTER         WORST QUARTER
                            1.57%                0.36%
                         (12/31/00)           (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.49%.

17



--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. TREASURY & REPO RETAIL AVERAGE.
                                                          SINCE
INSTITUTIONAL SHARES            1 YEAR    5 YEARS       INCEPTION*
--------------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities
Money Market Fund               1.55%      4.27%          4.47%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Treasury &Repo
Retail Average                  1.07%      3.82%          4.01%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE INSTITUTIONAL SHARES ON DECEMBER 12, 1996.
  BENCHMARK RETURNS SINCE NOVEMBER 30, 1996 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD,
CALL 1-800-814-3397.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.


FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                       INSTITUTIONAL SHARES
Investment Advisory Fees                      0.20%
Other Expenses                                0.09%
--------------------------------------------------------------------------------
Total Annual Operating Expenses               0.29%*
--------------------------------------------------------------------------------
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

  CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY
  MARKET FUND -- INSTITUTIONAL SHARES             0.26%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR      3 YEARS     5 YEARS   10 YEARS
        $30         $93        $163       $368


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

18


--------------------------------------------------------------------------------

MORE INFORMATION ABOUT RISK


Classic Institutional High Quality Bond Fund
Classic Institutional Short-Term Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Classic Institutional U.S. Government Securities Super Short Income Plus Fund

FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.



Classic Institutional Short-Term Bond Fund
Classic Institutional Super Short Income Plus Fund
Classic Institutional Total Return Bond Fund
Classic Institutional U.S. Government Securities Super Short Income Plus Fund


FOREIGN SECURITIES RISK -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Bond Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Bond Fund may shorten its average weighted maturity to as little as 90 days. A Bond Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

19

--------------------------------------------------------------------------------

INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

   CLASSIC INSTITUTIONAL SHORT-TERM
     BOND FUND                                    0.35%

   CLASSIC INSTITUTIONAL SUPER SHORT
     INCOME PLUS FUND                             0.20%

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT
     SECURITIES SUPER SHORT INCOME PLUS FUND      0.12%

   CLASSIC INSTITUTIONAL CASH MANAGEMENT
     MONEY MARKET FUND                            0.17%

   CLASSIC INSTITUTIONAL U.S. GOVERNMENT
     SECURITIES MONEY MARKET FUND                 0.19%

   CLASSIC INSTITUTIONAL U.S. TREASURY
     SECURITIES MONEY MARKET FUND                 0.19%

For its advisory services to the Classic Institutional High Quality Bond Fund and Classic Institutional Total Return Bond Fund, the Adviser is entitled to receive 0.50% and 0.45%, respectively, as a percentage of each Fund's daily net assets.


The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND since it began operating in October 1995 and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since 1995. Prior to joining Trusco, Mr. Bowman served as Vice President of Crestar Asset Management Company from 1995 to 1999, after serving as an assistant trader at Crestar Asset Management Company from 1994 to 1995. He has more than 9 years of investment experience.

Mr. W. Bradford Buie, CFA, has served as Vice President of Trusco since October 2000. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 9 years of investment experience.

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has co-managed the CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND since January 2003. Mr. Corner has also managed the

20


--------------------------------------------------------------------------------


CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND and the CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND since each began operating in April 2002. He has more than 16 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1983. Mr. Denney has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 26 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 33 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 21 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND since it began operating in December 1996. He has more than 18 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Institutional Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer Institutional Shares primarily to various institutional investors, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. Shares are sold without a sales charge, although institutions may charge their customers for services provided in connection with the purchase of shares. Institutional shares will be held of record by (in the name of) your institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Institutional Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not purchase shares of the Money Market Funds on federal holidays.


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time.) So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must

21


--------------------------------------------------------------------------------

receive your order before 2:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO YOUR INSTITUTION, INCLUDING SUBSIDIARIES OF SUNTRUST AND ITS AFFILIATES, AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS YOUR INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable during certain market conditions or for other reasons, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.


Certain Funds may hold foreign securities that trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase Institutional Shares of the Money Market Funds for the first time, you must invest at least $10,000,000. To purchase Institutional Shares of any Bond Fund for the first time, you must invest at least $1,000,000. A Fund may accept investments of smaller amounts at its discretion.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is

22


--------------------------------------------------------------------------------

unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.


HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting the Funds. If you are a customer of SunTrust or another institution, you must contact that institution directly for information about how to sell your shares including any specific cut-off times required.

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Money Market Funds on a Business Day before 2:00 p.m., Eastern Time. Orders received after 2:00 p.m., Eastern Time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), a Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC.

23


--------------------------------------------------------------------------------

More information about this is in the Statement of Additional Information.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.


MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. These increased expenses may reduce total return for long-term shareholders, who are not responsible for generating such expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request two substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) of any Fund within 14 days; or

o Request three substantial full-cycle transactions (either a purchase and redemption, or an exchange in and out) during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase Institutional Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive shareholder servicing fees or other contractual concession payments. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.


DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

24


--------------------------------------------------------------------------------

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.


Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS TREATED THE SAME AS A SALE.


Shareholders of the Money Market Funds, however, should be aware that because the Funds each expect to maintain a stable $1.00 net asset value per share, they should not expect to realize any gain or loss on the sale or exchange of Money Market Fund shares.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.


Except for those certain Funds that expect to distribute federally tax-exempt income (described above), the Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.


The Classic Institutional Short-Term Bond Fund and the Classic Institutional Super Short Income Plus Fund each expect that a substantial portion of Fund distributions will represent interest earned on U.S. obligations, while the Classic Institutional U.S. Government Securities Super Short Income Plus Fund expects that some portion of each Funds' distribution will be so derived. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                      (THIS PAGE LEFT INTENTIONALLY BLANK)

26 & 27



--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.


For the Periods Ended May 31,
For a Share Outstanding Throughout the Period


                                            Net
                                         Realized
                                            and                                   Distributions
                Net Asset               Unrealized                  Dividends         from            Total
                  Value,      Net          Gains                     from Net       Realized        Dividends      Net Asset
                Beginning  Investment   (Losses) on   Total from    Investment       Capital           and        Value, End
                of Period    Income     Investments   Operations      Income          Gains       Distributions    of Period
                ---------   --------   ------------   ----------    ----------    -------------   -------------   -----------

------------------------------------------
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
------------------------------------------
Institutional Shares
  2003            $10.03      $0.24        $ 0.36        $0.60       $(0.24)         $(0.15)         $(0.39)        $10.24
  2002(1)          10.00       0.01          0.03         0.04        (0.01)             --           (0.01)         10.03

--------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------
Institutional Shares
  2003            $ 2.00      $0.04        $ 0.02        $0.06       $(0.04)             --*         $(0.04)        $ 2.02
  2002(2)           2.00       0.01            --         0.01        (0.01)             --           (0.01)          2.00

-----------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
-----------------------------------------------------------------------------
Institutional Shares
  2003            $ 2.00      $0.04        $ 0.01        $0.05       $(0.04)             --*         $(0.04)        $ 2.01
  2002(3)           2.00       0.01            --         0.01        (0.01)             --           (0.01)          2.00

-----------------------------------------------------------------------------------------------------------------






                                                                                     Ratio of Net
                                                      Ratio of        Ratio of        Investment
                                        Ratio of         Net         Expenses to       Income to
                                      Net Expenses    Investment     Average Net      Average Net
                       Net Assets,    to Average      Income to        Assets            Assets       Portfolio
             Total        End of          Net          Average       (Excluding       (Excluding      Turnover
           Return +    Period (000)      Assets       Net Assets       Waivers)         Waivers)        Rate
           --------    ------------  --------------   -----------   -------------    -------------    ---------

------------------------------------------
CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
------------------------------------------
Institutional Shares
  2003       6.08%       $ 20,777         0.52%         2.32%           1.02%             1.82%          146%
  2002(1)    0.41          16,176         0.57          2.60            1.07              2.10            --

--------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------
Institutional Shares
  2003       3.16%       $146,590         0.31%         1.84%           0.86%             1.29%           56%
  2002(2)    0.30          33,730         0.36          2.44            0.91              1.89            30

-----------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
-----------------------------------------------------------------------------
Institutional Shares
  2003       2.80%       $ 95,277         0.23%         1.76%           0.76%             1.23%           87%
  2002(3)    0.32          28,138         0.30          2.42            0.83              1.89            34

+   Returns are for the period indicated and have not been annualized.
*   Amount represents less than $0.01 per share.
(1) Commenced operations on May 14, 2002. All ratios have been annualized.
(2) Commenced operations on April 15, 2002. All ratios have been annualized.
(3) Commenced operations on April 11, 2002. All ratios have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

28 & 29

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

For the Periods Ended May 31, (unless otherwise noted)
For a Share Outstanding Throughout the Periods



                                                                      Distributions
              Net Asset                                  Dividends        from           Total
                Value,         Net                        from Net      Realized       Dividends      Net Asset
              Beginning     Investment    Total from     Investment      Capital          and         Value, End
              of Period       Income      Operations       Income         Gains       Distributions   of Period
              ---------     ----------    ----------     ----------   -------------   -------------   ---------

-----------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
-----------------------------------------------------------
Institutional Shares
   2003         $1.00          $0.01         $0.01         $(0.01)         $--           $(0.01)         $1.00
   2002          1.00           0.03          0.03          (0.03)          --            (0.03)          1.00
   2001          1.00           0.06          0.06          (0.06)          --            (0.06)          1.00
   2000          1.00           0.05          0.05          (0.05)          --            (0.05)          1.00
   1999*         1.00           0.02          0.02          (0.02)          --            (0.02)          1.00
   For the years ended January 31:
   1999          1.00           0.05          0.05          (0.05)          --            (0.05)          1.00

----------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
----------------------------------------------------------------------
Institutional Shares
   2003         $1.00          $0.01         $0.01         $(0.01)         $--           $(0.01)         $1.00
   2002          1.00           0.03          0.03          (0.03)          --            (0.03)          1.00
   2001          1.00           0.06          0.06          (0.06)          --            (0.06)          1.00
   2000          1.00           0.05          0.05          (0.05)          --            (0.05)          1.00
   1999*         1.00           0.02          0.02          (0.02)          --            (0.02)          1.00
   For the years ended January 31:
   1999          1.00           0.05          0.05          (0.05)          --            (0.05)          1.00

----------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------
Institutional Shares
   2003         $1.00          $0.01         $0.01         $(0.01)         $--++         $(0.01)         $1.00
   2002          1.00           0.02          0.02          (0.02)          --            (0.02)          1.00
   2001          1.00           0.06          0.06          (0.06)          --            (0.06)          1.00
   2000          1.00           0.05          0.05          (0.05)          --            (0.05)          1.00
   1999          1.00           0.05          0.05          (0.05)          --            (0.05)          1.00

---------------------------------------------------------------------------------------------------------------------



                                                                                                     Ratio of Net
                                                                  Ratio of          Ratio of          Investment
                                                   Ratio of Net      Net           Expenses to         Income to
                                                     Expenses     Investment       Average Net        Average Net
                              Net Assets,           to Average    Income to          Assets             Assets
                Total            End of                Net         Average         (Excluding         (Excluding
               Return +       Period (000)            Assets      Net Assets         Waivers)           Waivers)
               --------       ------------          ----------    ----------      -------------      -------------

-----------------------------------------------------------
CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND (A)
-----------------------------------------------------------
Institutional Shares
   2003          1.46%         $2,985,750              0.25%         1.45%             0.29%              1.41%
   2002          2.68           3,409,606              0.25          2.61              0.29               2.57
   2001          6.13           3,229,400              0.25          5.91              0.30               5.86
   2000          5.56           2,311,685              0.25          5.42              0.30               5.37
   1999*         1.58           1,888,483              0.25          4.79              0.35               4.69
   For the years ended January 31:
                 5.46             884,490              0.23          5.31              0.35               5.19

----------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND (B)
----------------------------------------------------------------------
Institutional Shares
   2003          1.40%         $1,040,066              0.26%         1.39%             0.29%              1.36%
   2002          2.61           1,025,714              0.27          2.49              0.30               2.46
   2001          5.98             896,189              0.26          5.72              0.29               5.69
   2000          5.39             650,626              0.25          5.27              0.29               5.23
   1999*         1.56             617,089              0.25          4.73              0.36               4.62
   For the years ended January 31:
                 5.30             688,031              0.23          5.18              0.36               5.05

----------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
----------------------------------------------------------------
Institutional Shares
                 1.30%         $  653,340              0.26%         1.23%             0.29%              1.20%
                 2.28             551,599              0.26          2.25              0.30               2.21
                 5.74             580,227              0.27          5.44              0.30               5.41
                 5.25             329,725              0.25          5.17              0.31               5.11
                 4.97             283,525              0.20          4.83              0.47               4.56

+   Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.)
++  Amount represents less than $0.01 per share.
*   For the period February 1, 1999 to May 31, 1999. All ratios for the period have been annualized.
(A) On May 17, 1999, the Arbor Prime Obligations Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional Cash Management Money Market Fund. The Arbor Prime Obligations Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 17, 1999 have been carried forward in these financial highlights.
(B) On May 24, 1999, the Arbor U.S. Government Securities Money Fund exchanged all of its assets and certain liabilities for shares of the Classic Institutional U.S. Government Securities Money Market Fund. The Arbor U.S. Government
    Securities Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP



More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 1, 2003, includes detailed information about the STI Classic Institutional Bond and Money Market Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.


                                                                 STI-PS-002-0400

PROSPECTUS
CORPORATE TRUST SHARES








CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
  MONEY MARKET FUND








October 1, 2003





Investment Adviser to the Fund:

Trusco Capital Management, Inc.
(THE "ADVISER")

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                      (THIS PAGE LEFT INTENTIONALLY BLANK)

                              ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the Corporate Trust Shares of the Classic Institutional U.S. Treasury Securities Money Market Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. IN THE SECTION BELOW, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                          Page
     CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES
       MONEY MARKET FUND...........................................          2
         FUND SUMMARY..............................................          2
         INVESTMENT STRATEGY.......................................          2
         WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?...          2
         PERFORMANCE INFORMATION...................................          2
         FUND FEES AND EXPENSES....................................          3
     MORE INFORMATION ABOUT FUND INVESTMENTS.......................          4
     INVESTMENT ADVISER............................................          4
     PORTFOLIO MANAGER.............................................          4
     PURCHASING AND SELLING FUND SHARES............................          4
     DIVIDENDS AND DISTRIBUTIONS...................................          7
     TAXES.........................................................          7
     FINANCIAL HIGHLIGHTS..........................................          8
     HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS....   Back Cover


--------------------------------------------------------------------------------
               RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

      The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

      The Fund has an investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
--------------------------------------------------------------------------------

2

CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------
FUND SUMMARY

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GOAL                    As high a level of current income as is consistent with preservation of capital and liquidity
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                   U.S. Treasury securities and repurchase agreements
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY      Attempts to increase income without adding undue risk by analyzing yields
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                   Conservative investors seeking current income through a liquid investment
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT STRATEGY

The Classic Institutional U.S. Treasury Securities Money Market Fund invests exclusively in U.S. Treasury bills, notes, bonds and components of these securities and repurchase agreements collateralized by these securities. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (AAA by Standard & Poor's). In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields for various maturities. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S CORPORATE TRUST SHARES FROM YEAR TO YEAR.*



                                [Graphic Omitted]
                           Plot points are as follows:
                           2000                 5.85%
                           2001                 3.45%
                           2002                 1.35%


                        BEST QUARTER        WORST QUARTER
                           1.52%               0.31%
                        (12/31/00)          (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.39%.

3


--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002 TO THOSE OF THE IMONEYNET, INC. TREASURY & REPO RETAIL AVERAGE.

CORPORATE TRUST SHARES       1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Classic Institutional
U.S. Treasury Securities
Money Market Fund             1.35%          3.73%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Treasury & Repo
Institutional Average         1.07%          3.51%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE CORPORATE TRUST SHARES ON JUNE 2, 1999. BENCHMARK RETURNS SINCE MAY 31, 1999 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


TO OBTAIN INFORMATION ABOUT THE FUND'S CURRENT YIELD, CALL 1-800-814-3397.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------

An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.


FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FUND'S FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD FUND SHARES.
--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                CORPORATE TRUST SHARES
Investment Advisory Fees                 0.20%
Other Expenses                           0.29%
--------------------------------------------------------------------------------
Total Annual Operating Expenses          0.49%*
--------------------------------------------------------------------------------

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE ADMINISTRATOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAIN IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE ADMINISTRATOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

      Classic Institutional U.S. Treasury Securities
      Money Market Fund - Corporate Trust Shares   0.46%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


     1 YEAR       3 YEARS        5 YEARS       10 YEARS
       $50         $157           $274           $616


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

4


--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information. Of course, the Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the period ended May 31, 2003, the Adviser received advisory fees of 0.17% for the Fund.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the Fund since it began operating in December 1996 and is supported by a back-up portfolio manager. He has more than 18 years of investment experience.


PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") Corporate Trust Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers Corporate Trust Shares only to accounts of various banking subsidiaries of SunTrust Banks, Inc. which are administered by the Corporate Trust Division (SunTrust). Shares are sold without a sales charge. Corporate Trust Shares will be held of record by (in the name of) SunTrust. Depending upon the terms of your account, however, you may have, or be given, the right to vote your Corporate Trust Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interest of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Federal Reserve are open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates

5


--------------------------------------------------------------------------------

its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day that you submit your purchase order, the Fund must receive your purchase order in proper form before 2:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST AT AN EARLIER TIME THAN THOSE LISTED ABOVE FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS SUNTRUST TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR THE TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES THROUGH YOUR ACCOUNT, INCLUDING SPECIFIC INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT SUNTRUST DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its portfolio at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund (E.G., 96 hours), which may change from time to time. If the Fund is unable to verify

6


--------------------------------------------------------------------------------


your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.


HOW TO SELL YOUR FUNDS SHARES

You may sell your shares on any Business Day by contacting SunTrust. SunTrust will provide information about how to sell your shares including any specific cut-off times required.

Redemption orders must be sent to the Fund by SunTrust as the record owner of shares. If you own Corporate Trust Shares through a subsidiary of SunTrust you may sell shares by following the procedures established when you opened your account or accounts.

Redemption orders must be received by the Fund on a Business Day before 2:00 p.m., Eastern Time. Orders received after 2:00 p.m., Eastern Time will be executed the following Business Day.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

7


--------------------------------------------------------------------------------


DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.


The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced rates applicable to qualified dividend income. EACH SALE OF FUND SHARES MAY BE A TAXABLE EVENT; HOWEVER, BECAUSE THE FUND EXPECTS TO MAINTAIN A STABLE $1.00 NET ASSET VALUE PER SHARE, YOU SHOULD NOT EXPECT TO REALIZE ANY GAIN OR LOSS ON THE SALE OR EXCHANGE OF YOUR FUND SHARES.


A significant portion of the Fund's distributions may represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

8


--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm that has ceased operations. The Reports of Independent Accountants for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-432-4760, Option 1, ext. 4085. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Periods Ended May 31,
For a Share Outstanding Throughout the Period


                                                                           Distributions
             Net Asset                                       Dividends        from              Total
               Value,           Net           Total          from Net        Realized         Dividends        Net Asset
             Beginning       Investment       from           Investment       Capital            and           Value, End
             of Period         Income       Operations        Income           Gains         Distributions     of Period
             ---------       ----------     ----------       ----------     ------------     -------------     ----------

----------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money Market Fund
----------------------------------------------------------------
Corporate Trust Shares
   2003        $1.00           $0.01           $0.01          $(0.01)           --++            $(0.01)          $1.00
   2002         1.00            0.02            0.02           (0.02)           --               (0.02)           1.00
   2001         1.00            0.05            0.05           (0.05)           --               (0.05)           1.00
   2000*        1.00            0.05            0.05           (0.05)           --               (0.05)           1.00

                                                                                         Ratio of Net
                                            Ratio of     Ratio of         Ratio of        Investment
                                              Net           Net          Expenses to       Income to
                                            Expenses     Investment      Average Net      Average Net
                          Net Assets       to Average    Income to         Assets            Assets
             Total         End of             Net         Average        (Excluding       (Excluding
            Return+       Period (000)       Assets      Net Assets        Waivers)         Waivers)
            -------       ------------     ----------    ----------      -----------      -----------

----------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money Market Fund
----------------------------------------------------------------
Corporate Trust Shares
   2003       1.10%        $1,298,910         0.46%          1.05%            0.49%          1.02%
   2002       2.08          1,805,066         0.46           2.11             0.50           2.07
   2001       5.53          1,303,630         0.46           5.38             0.50           5.34
   2000*      5.02          1,138,541         0.45           4.93             0.49           4.89

+  Returns are for the period indicated and have not been annualized. (The performance in the above table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares).
++ Amount represents less than $0.01 per share.
*  Commenced operations on June 3, 1999. All ratios for the period have been annualized.

--------------------------------------------------------------------------------

NOTES

STI CLASSIC FUNDS

INVESTMENT ADVISER
Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP



More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 1, 2003, includes detailed information about the Fund. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's manager about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-432-4760, Option 1, ext. 4085

BY MAIL: Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.


                                                                 STI-PS-017-0400

[GRAPHIC OMITTED]


STI CLASSIC FUNDS-FOR PARTICIPANTS
OF SUNTRUST BANKS SPONSORED
RETIREMENT PLANS


    PROSPECTUS



    OCTOBER 1, 2003


    BALANCED FUND

    CAPITAL APPRECIATION FUND


    CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND


    CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND


    CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND


    GROWTH AND INCOME FUND

    HIGH INCOME FUND

    INFORMATION AND TECHNOLOGY FUND

    INTERNATIONAL EQUITY FUND

    INTERNATIONAL EQUITY INDEX FUND

    INVESTMENT GRADE BOND FUND

    LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

    MID-CAP EQUITY FUND

    MID-CAP VALUE EQUITY FUND

    SHORT-TERM BOND FUND

    SHORT-TERM U.S. TREASURY SECURITIES FUND

    SMALL CAP GROWTH STOCK FUND

    SMALL CAP VALUE EQUITY FUND

    STRATEGIC INCOME FUND


    STRATEGIC QUANTITATIVE EQUITY FUND


    TAX SENSITIVE GROWTH STOCK FUND

    U.S. GOVERNMENT SECURITIES FUND

    VALUE INCOME STOCK FUND

    VANTAGE FUND

    PRIME QUALITY MONEY MARKET FUND

    U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

    U.S. TREASURY MONEY MARKET FUND

    LIFE VISION AGGRESSIVE GROWTH FUND


    LIFE VISION CONSERVATIVE FUND


    LIFE VISION GROWTH AND INCOME FUND

    LIFE VISION MODERATE GROWTH FUND

    INVESTMENT ADVISER
    TO THE FUNDS:

    TRUSCO CAPITAL MANAGEMENT, INC.
    (the "Adviser")

    [LOGO OMITTED] STI CLASSIC FUNDS

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
---------------------
ABOUT THIS PROSPECTUS
---------------------




The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the T Shares (formerly Trust Shares) of each Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

    2   BALANCED FUND

    4   CAPITAL APPRECIATION FUND


    6   CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND


    8   CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND


   10   CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND


   12   GROWTH AND INCOME FUND

   14   HIGH INCOME FUND

   16   INFORMATION AND TECHNOLOGY FUND

   18   INTERNATIONAL EQUITY FUND

   21   INTERNATIONAL EQUITY INDEX FUND

   23   INVESTMENT GRADE BOND FUND

   26   LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND

   28   MID-CAP EQUITY FUND

   30   MID-CAP VALUE EQUITY FUND

   32   SHORT-TERM BOND FUND

   35   SHORT-TERM U.S. TREASURY SECURITIES FUND

   37   SMALL CAP GROWTH STOCK FUND

   39   SMALL CAP VALUE EQUITY FUND

   41   STRATEGIC INCOME FUND


   44   STRATEGIC QUANTITATIVE EQUITY FUND


   46   TAX SENSITIVE GROWTH STOCK FUND

   48   U.S. GOVERNMENT SECURITIES FUND

   50   VALUE INCOME STOCK FUND

   52   VANTAGE FUND

   55   PRIME QUALITY MONEY MARKET FUND

   57   U.S. GOVERNMENT SECURITIES MONEY MARKET FUND

   59   U.S. TREASURY MONEY MARKET FUND

   61   LIFE VISION AGGRESSIVE GROWTH FUND


   64   LIFE VISION CONSERVATIVE FUND


   66   LIFE VISION GROWTH AND INCOME FUND

   70   LIFE VISION MODERATE GROWTH FUND

   74   MORE INFORMATION ABOUT RISK

   76   MORE INFORMATION ABOUT FUND INVESTMENTS

   76   INVESTMENT ADVISER

   77   PORTFOLIO MANAGERS

   79   PURCHASING AND SELLING FUND SHARES

   82   DIVIDENDS AND DISTRIBUTIONS

   82   TAXES

   84   FINANCIAL HIGHLIGHTS

BACK    HOW TO OBTAIN MORE INFORMATION ABOUT THE
COVER   STI CLASSIC FUNDS

--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------


OCTOBER 1, 2003

                                                                   PROSPECTUS 1
--------------------------------------------------------------------------------
                                                           CUSIP/TICKER SYMBOLS
--------------------------------------------------------------------------------




FUND NAME                                   CLASS               INCEPTION*               TICKER                 CUSIP
---------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
Balanced Fund                               T Shares              1/3/94                 SBATX                  784766735
Capital Appreciation Fund                   T Shares              7/1/92                 STCAX                  784766867
Growth and Income Fund                      T Shares             9/26/92                 CRVAX                  784766198
Information and Technology Fund             T Shares             9/30/99                 STECX                  784767840
International Equity Fund                   T Shares             1/31/95                 STITX                  784766388
International Equity Index Fund             T Shares              6/6/94                 SIEIX                  784766594
Mid-Cap Equity Fund                         T Shares              2/2/94                 SAGTX                  784766750
Mid-Cap Value Equity Fund                   T Shares            11/30/01                 SMVTX                  784767725
Small Cap Growth Stock Fund                 T Shares             10/8/98                 SSCTX                  784766263
Small Cap Value Equity Fund                 T Shares             8/31/94                 SCETX                  784766370
Strategic Quantitative Equity Fund          T Shares              8/7/03                 SQETX                  784767527
Tax Sensitive Growth Stock Fund             T Shares            12/31/95                 STTAX                  784766230
Value Income Stock Fund                     T Shares            10/31/89                 STVTX                  784766834
Vantage Fund                                T Shares            11/29/01                 STVNX                  784767675
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
Classic Institutional High Quality
   Bond Fund                                T Shares               --**                     --                  784767477
Classic Institutional Super Short
   Income Plus Fund                         T Shares             10/3/02                 STSSX                  784767584
Classic Institutional Total Return
   Bond Fund                                T Shares               --**                     --                  784767469
High Income Fund                            T Shares             10/3/01                 STHTX                  784767766
Investment Grade Bond Fund                  T Shares             7/16/92                 STIGX                  784766701
Limited-Term Federal Mortgage
   Securities Fund                          T Shares              6/6/94                 SLMTX                  784766628
Short-Term Bond Fund                        T Shares             3/15/93                 SSBTX                  784766826
Short-Term U.S. Treasury Securities Fund    T Shares             3/15/93                 SUSTX                  784766792
Strategic Income Fund                       T Shares            11/30/01                 STICX                  784767691
U.S. Government Securities Fund             T Shares              8/1/94                 SUGTX                  784766644
---------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
Prime Quality Money Market Fund             T Shares              6/8/92                 SQTXX                  784766107
U.S. Government Securities Money
   Market Fund                              T Shares              6/8/92                 STUXX                  784766305
U.S. Treasury Money Market Fund             T Shares             2/18/87                 CUSXX                  784767402
---------------------------------------------------------------------------------------------------------------------------
LIFE VISION FUNDS
Life Vision Aggressive Growth Fund          T Shares            12/31/92                 CVMGX                  784767881
Life Vision Conservative Fund               T Shares            10/01/03                  --                    784767485
Life Vision Growth and Income Fund          T Shares            12/31/92                 CLVGX                  784767873
Life Vision Moderate Growth Fund            T Shares            12/31/92                 CLVBX                  784767865
---------------------------------------------------------------------------------------------------------------------------

 * THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER "PERFORMANCE INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.
** THE FUND HAS NOT YET COMMENCED OPERATIONS.




--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS
--------------------------------------------------------------------------------
BALANCED FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS
   PRIMARY                                  U.S. common stocks
   SECONDARY                                Bonds
-----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with a history of earnings growth and bonds with minimal risk
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value
-----------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Balanced Fund invests in common and preferred stocks, convertible securities, U.S. government obligations and investment grade corporate bonds. In selecting stocks for the Fund, the Adviser attempts to identify high-quality companies with a history of above average earnings growth. In selecting bonds, the Adviser tries to minimize risk while attempting to outperform selected market indices. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1995             25.51%
                              1996             12.13%
                              1997             21.14%
                              1998             19.55%
                              1999              4.66%
                              2000              4.79%
                              2001              0.23%
                              2002             -8.53%

            BEST QUARTER              WORST QUARTER
               12.57%                    -5.97%
             (12/31/98)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 5.06%.

                                                                   PROSPECTUS 3
--------------------------------------------------------------------------------
                                                                  BALANCED FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 60/40 BLEND OF THE S&P 500(R) INDEX AND THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX.

T SHARES                    1 YEAR      5 YEARS    SINCE INCEPTION*
--------------------------------------------------------------------------------
Balanced Fund               -8.53%        3.75%        7.77%
--------------------------------------------------------------------------------
Hybrid 60/40 Blend
of the Following
Market Benchmarks           -9.53%        3.14%        8.81%
--------------------------------------------------------------------------------
   S&P 500(R) Index        -22.10%       -0.58%        9.26%
--------------------------------------------------------------------------------
   Lehman Brothers
   U.S. Government/
   Credit Index             11.02%        7.61%        7.23%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JANUARY 3, 1994.
  BENCHMARK RETURNS SINCE DECEMBER 31, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S.
government, Treasury and agency securities, as well as high grade corporate bonds.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.95%
Other Expenses                                                          0.10%
                                                                        ------
Total Annual Operating Expenses                                         1.05%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       Balanced Fund - T Shares   1.02%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $107            $334            $579          $1,283



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------




[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential
------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment
------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                             1993               9.89%
                             1994              -7.41%
                             1995              31.15%
                             1996              20.31%
                             1997              31.13%
                             1998              28.06%
                             1999               9.71%
                             2000               1.62%
                             2001              -6.49%
                             2002             -21.98%



            BEST QUARTER              WORST QUARTER
               22.93%                    -14.98%
             (12/31/98)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.63%.

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                                                      CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R) INDEX.

T SHARES                   1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Capital Appreciation
Fund                      -21.98%       0.82%        8.17%
--------------------------------------------------------------------------------
S&P 500(R) Index          -22.10%      -0.58%        9.34%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                1.15%
Other Expenses                                                          0.09%
                                                                        ------
Total Annual Operating Expenses                                         1.24%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                  Capital Appreciation Fund - T Shares   1.22%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $126            $393            $681          $1,500


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS
--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------




[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Current income and price appreciation
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            High quality fixed income securities
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify intermediate duration securities that offer solid return potential and yield
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors seeking to maximize income and yield consistent with intermediate share price volatility
--------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund has not yet commenced operations and, therefore, does not have any performance history.

                                                                   PROSPECTUS 7
--------------------------------------------------------------------------------
                                   CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.50%
Other Expenses                                                         0.52%*
                                                                       ------
Total Annual Operating Expenses                                        1.02%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:
         Classic Institutional High Quality Bond Fund - T Shares   0.82%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                   $104            $325


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS
--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income consistent with preserving capital and maintaining liquidity
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Short duration investment grade money market and fixed income securities
-----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify short duration securities that offer a comparably better return potential and yield than money market funds
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors seeking to maximize income consistent with limited share price volatility
-----------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage-backed and asset-backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. government debt securities may under perform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United

                                                                   PROSPECTUS 9
--------------------------------------------------------------------------------
                             CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------



States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional Super Short Income Plus Fund commenced operations on October 1, 2002, and therefore does not have performance history for a full calendar year.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.50%
Other Expenses                                                        0.42%
                                                                      ------
Total Annual Operating Expenses                                       0.92%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THESE FEE WAIVERS REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

      Classic Institutional Super Short Income Plus Fund - T Shares   0.57%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $94             $293            $509          $1,131



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS
--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------






[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Current income and price appreciation
------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Government, corporate, and mortgage-backed securities, plus other opportunistic investments
------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to recognize relative value in fixed income markets
------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors seeking diversification and attractive total returns in the fixed income market
------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect


(positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult

                                                                  PROSPECTUS 11
--------------------------------------------------------------------------------
                                   CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------


to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund has not yet commenced operations and, therefore, does not have any performance history.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                            T SHARES
Investment Advisory Fees                                    0.45%
Other Expenses                                              0.47%*
                                                            ------
Total Annual Operating Expenses                             0.92%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

         Classic Institutional Total Return Bond Fund - T Shares   0.72%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                    $94            $293


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

12 PROSPECTUS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Long-term capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of companies with market capitalizations of at least $1.5 billion with attractive valuation and/or above average earnings potential relative either to their sectors or the market as a whole
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for capital appreciation potential and some income with less volatility than the equity market as a whole
--------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                1993                      10.20%
                1994                      -0.81%
                1995                      29.38%
                1996                      19.06%
                1997                      27.69%
                1998                      18.20%
                1999                      14.17%
                2000                       1.43%
                2001                      -6.60%
                2002                     -19.64%


            BEST QUARTER              WORST QUARTER
               17.38%                    -18.44%
              (6/30/97)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.96%.

                                                                  PROSPECTUS 13
--------------------------------------------------------------------------------
                                                         GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA VALUE INDEX.

T SHARES                    1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Growth and
Income Fund                -19.64%       0.54%        8.25%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index                -20.85%      -0.85%        9.39%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                0.90%
Other Expenses                                                          0.09%
                                                                        ------
Total Annual Operating Expenses                                         0.99%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $101            $315            $547          $1,213


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

14 PROSPECTUS
--------------------------------------------------------------------------------
HIGH INCOME FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   High current income
  SECONDARY                                 Total return
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            High yield corporate, government, and other debt instruments of U.S. and
                                            non-U.S. issuers
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify lower-rated securities offering high current income of issuers generating adequate cash flow to meet their obligations
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who seek high current income and who are willing to accept greater share price volatility through investment in high yield, below investment grade debt instruments
---------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The High Income Fund invests primarily in a diversified portfolio of higher yielding, lower-rated income producing securities of U.S. and non-U.S. issuers. The Fund will invest at least 65%, and may invest up to 100%, of its assets in securities rated as "non-investment grade" by Moody's Investor Services, Inc. or by Standard & Poor's Rating Services or in unrated securities if, in the Adviser's opinion, they are of comparable quality. Such securities are commonly known as "junk bonds" and offer greater risks than investment grade bonds (I.E., rated BBB- or above by S&P or Baa3 or above by Moody's). In selecting debt securities for the Fund the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

                                                                  PROSPECTUS 15
--------------------------------------------------------------------------------
                                                               HIGH INCOME FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                                 2002   -3.33%


            BEST QUARTER              WORST QUARTER
                7.99%                    -5.50%
             (12/31/02)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 15.02%.



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. CORPORATE HIGH YIELD BOND INDEX.

T SHARES                          1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
High Income Fund                  -3.33%          -0.02%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
Corporate High Yield
Bond Index                        -1.41%           3.42%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON OCTOBER 3, 2001.
  BENCHMARK RETURNS SINCE SEPTEMBER 30, 2001 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Corporate High Yield Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index which covers the universe of fixed rate, non-investment grade debt.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.80%
Other Expenses                                                         0.13%
                                                                       ------
Total Annual Operating Expenses                                        0.93%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                       High Income Fund - T Shares   0.78%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $95             $296            $515          $1,143



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

16 PROSPECTUS
--------------------------------------------------------------------------------
INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital growth
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Common stocks of companies benefiting from information and technology
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Very high
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies benefiting from technology and information to achieve above average growth
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors with long-term investment goals who are willing to accept significant volatility for the possibility of higher returns
--------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Information and Technology Fund invests at least 80% of its net assets in common stocks of U.S. companies that are expected to benefit substantially from information and technology and achieve above average growth. The Fund believes that information-oriented companies and technology-oriented companies offer the potential for significant long-term growth. The Fund's holdings are generally diversified across three market segments. The first segment is comprised of corporations whose core line of business focuses on an emerging information-related or technology-related market. The second segment consists of established technology companies that provide the infrastructure to support the transfer of information. The third segment includes established, non-tech corporations from multiple industries that are harnessing the power of information to drive company growth. In selecting investments for the Fund, the Adviser uses a "bottom-up" analysis that evaluates the competitive advantages and market sustainability of individual companies. The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Due to the focus of the Fund, many holdings share similar risk factors. Many companies in the portfolio have limited operating histories, function in rapidly changing business environments and trade at valuations that are significantly higher than average. As a result, the Fund's net asset value (NAV) may be more volatile than other, broadly diversified equity funds.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              2000        -16.75%
                              2001        -26.65%
                              2002        -49.81%



            BEST QUARTER              WORST QUARTER
               27.45%                    -32.91%
             (12/31/01)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 13.43%.

                                                                  PROSPECTUS 17
--------------------------------------------------------------------------------
                                                INFORMATION AND TECHNOLOGY FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE GOLDMAN SACHS TECHNOLOGY COMPOSITE INDEX AND THE LIPPER SCIENCE & TECHNOLOGY FUNDS OBJECTIVE.

T SHARES                           1 YEAR    SINCE INCEPTION*
--------------------------------------------------------------------------------
Information and
Technology Fund                   -49.81%       -17.46%
--------------------------------------------------------------------------------
Goldman Sachs Technology
Composite Index                   -40.27%       -25.95%
--------------------------------------------------------------------------------
Lipper Science & Technology
Funds Objective                   -43.01%       -24.79%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON SEPTEMBER 30, 1999.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index of selected technology funds. The Lipper Science and Technology Funds Objective is an average of funds that invest 65% of their equity portfolio in science and technology stocks. The number of funds in the Objective varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             1.10%
Other Expenses                                                       0.15%
                                                                     -----
Total Annual Operating Expenses                                      1.25%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

18 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign common stocks
---------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with good fundamentals or a history of consistent growth
---------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want an increase in the value of their investment without regard to income, are willing to accept the increased risks of international investing for the possibility of higher returns, and want exposure to a diversified portfolio of international stocks
---------------------------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The International Equity Fund invests at least 80% of its net assets in common stocks and other equity securities of foreign companies. The Fund invests primarily in developed countries, but may invest in countries with emerging markets. The Adviser's "bottom-up" approach to stock selection focuses on individual stocks and fundamental characteristics of companies. The Adviser's goal is to find companies with top management, quality products and sound financial positions, or a history of consistent growth in cash flows, sales, operating profits, returns on equity and returns on invested capital. In selecting investments for the Fund, the Adviser diversifies the Fund's investments among at least three foreign countries. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign common stocks may underperform other segments of the fixed income market or the fixed income market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                                                                  PROSPECTUS 19
--------------------------------------------------------------------------------
                                                      INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------




[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 1, 1995. Performance prior to December 1, 1995 is that of the Adviser's similarly managed collective investment fund, which began operations on January 31, 1995. The collective investment fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1996       22.08%
                              1997       13.35%
                              1998       11.22%
                              1999        9.47%
                              2000       -3.46%
                              2001      -17.71%
                              2002      -17.02%



            BEST QUARTER              WORST QUARTER
               16.88%                    -19.71%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.52%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R)EAFE(R)) INDEX.

T SHARES                   1 YEAR    5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
International
Equity Fund                -17.02%   -4.30%        5.58%
--------------------------------------------------------------------------------
MSCI(R) EAFE(R) Index      -15.94%   -2.89%        0.95%
--------------------------------------------------------------------------------
*SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON JANUARY 31, 1995.



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    T SHARES
Investment Advisory Fees                                            1.25%
Other Expenses                                                      0.21%
                                                                    -----
Total Annual Operating Expenses                                     1.46%

20 PROSPECTUS

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $149            $462            $797          $1,746



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 21
--------------------------------------------------------------------------------
                                                INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Investment results that correspond to the performance of the
                                            MSCI(R) EAFE(R)-GDP Weighted Index
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Foreign equity securities in the MSCI(R) EAFE(R)-GDP Weighted Index
-----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Statistical analysis to track the MSCI(R) EAFE(R)-GDP Weighted Index
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors who want exposure to foreign markets and are willing to accept the increased risks of foreign investing for the possibility of higher returns
-----------------------------------------------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The International Equity Index Fund invests at least 80% of its net assets in equity securities of foreign companies. In selecting investments for the Fund, the Adviser chooses companies included in the MSCI(R) EAFE(R)-GDP Weighted Index, an index of equity securities of companies located in Europe, Australasia and the Far East. While the Fund is structured to have overall investment characteristics similar to those of the Index, it selects a sample of securities within the Index using a statistical process. Therefore, the Fund will not hold all securities included in the Index.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity market as a whole.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

In addition to the above mentioned risks, the Adviser may not be able to match the performance of the Fund's benchmark.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                             1995             10.73%
                             1996              6.04%
                             1997              8.99%
                             1998             30.02%
                             1999             30.66%
                             2000            -17.06%
                             2001            -23.47%
                             2002            -16.52%

            BEST QUARTER              WORST QUARTER
               21.26%                    -20.53%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 10.31%.

22 PROSPECTUS
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY INDEX FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST - GROSS DOMESTIC PRODUCT (MSCI(R) EAFE(R)-GDP) WEIGHTED INDEX.

T SHARES                   1 YEAR      5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
International Equity
Index Fund                 -16.52%      -2.08%        1.36%
--------------------------------------------------------------------------------
MSCI(R) EAFE(R)-GDP
Weighted Index             -17.30%      -2.99%        0.32%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JUNE 6, 1994.
  BENCHMARK RETURNS SINCE MAY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI(R) EAFE(R)-GDP Weighted Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The country weighting of the Index is calculated using the gross domestic product of each of the various countries and then with respect to the market capitalization of the various companies operating in each country.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             0.90%
Other Expenses                                                       0.22%
                                                                     -----
Total Annual Operating Expenses                                      1.12%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

               International Equity Index Fund - T Shares   1.03%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $114            $356            $617          $1,363


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 23
--------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High total return through current income and capital appreciation, while preserving the principal amount invested
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively inexpensive securities in a selected market index
------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income from their investment, as well as an increase in the value of the investment
------------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

24 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993           10.84%
                              1994           -3.32%
                              1995           17.80%
                              1996            2.34%
                              1997            9.08%
                              1998            9.19%
                              1999           -1.53%
                              2000            6.57%
                              2001            9.06%
                              2002            7.42%

            BEST QUARTER              WORST QUARTER
                6.11%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 4.46%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE.

T SHARES                    1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
Investment Grade
Bond Fund                    7.42%       6.06%        6.58%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Government/
Credit Index                11.02%       7.61%        7.61%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Aggregate
Bond Index                  10.27%       7.54%        7.51%
--------------------------------------------------------------------------------
Lipper Intermediate
Investment-Grade
Debt Funds
Objective                    8.14%       6.36%        6.67%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.

                                                                  PROSPECTUS 25
--------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.74%
Other Expenses                                                        0.09%
                                                                      ------
Total Annual Operating Expenses                                       0.83%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                 Investment Grade Bond Fund - T Shares   0.81%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

        1 YEAR       3 YEARS         5 YEARS        10 YEARS
          $85         $265            $460           $1,025


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

26 PROSPECTUS
--------------------------------------------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
--------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities
--------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
--------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that are less prone to prepayment risk
--------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive income from their investment
--------------------------------------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Limited-Term Federal Mortgage Securities Fund invests at least 80% of its net assets in U.S. government agency mortgage-backed securities, such as Fannie Mae, GNMA and collateralized mortgage obligations. These securities typically have an effective maturity from 1 to 5 years. In selecting investments for the Fund, the Adviser tries to identify securities that the Adviser expects to perform well in rising and falling markets. The Adviser also attempts to reduce the risk that the underlying mortgages are prepaid by focusing on securities that it believes are less prone to this risk. For example, Fannie Mae or GNMA securities that were issued years ago may be less prone to prepayment risk because there have been many opportunities for prepayment, but few have occurred. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that mortgage-backed securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1995        12.14%
                              1996         4.53%
                              1997         6.74%
                              1998         6.90%
                              1999         1.25%
                              2000         8.60%
                              2001         7.41%
                              2002         7.50%

            BEST QUARTER              WORST QUARTER
                4.36%                    -0.29%
              (9/30/01)                 (6/30/99)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.10%.

                                                                  PROSPECTUS 27
--------------------------------------------------------------------------------
                                  LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
--------------------------------------------------------------------------------




THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MERRILL LYNCH 1-5 YEAR AAA U.S. TREASURIES/AGENCIES INDEX AND THE MERRILL LYNCH 1-5 YEAR U.S. TREASURIES INDEX.

T SHARES                    1 YEAR     5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Limited-Term
Federal Mortgage
Securities Fund              7.50%       6.30%        6.42%
--------------------------------------------------------------------------------
Merrill Lynch 1-5
Year AAA U.S.
Treasuries/Agencies
Index                        7.54%       6.94%        6.96%
--------------------------------------------------------------------------------
Merrill Lynch 1-5
Year U.S. Treasuries
Index                        7.47%       6.87%        6.92%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON JUNE 6, 1994.
  BENCHMARK RETURNS SINCE MAY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch 1-5 Year AAA U.S. Treasuries/Agencies Index includes U.S. government and agency bonds that have a minimum issue size of $150 million. The current market value of the Index is $1.50 trillion with duration of 2.06 years and yield to maturity of 2.48%. The Merrill Lynch 1-5 Year U.S. Treasuries Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of U.S. Treasury securities with maturities of 1 year or greater and no more than 5 years.




[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.65%
Other Expenses                                                         0.10%
                                                                       -----
Total Annual Operating Expenses                                        0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

         Limited-Term Federal Mortgage Securities Fund - T Shares 0.70%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

28 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential at an attractive price
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns
--------------------------------------------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized capitalizations (I.E., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.



[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.


The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1995             31.22%
                              1996             15.42%
                              1997             21.23%
                              1998              6.48%
                              1999             16.14%
                              2000             -2.97%
                              2001              2.38%
                              2002            -28.78%

            BEST QUARTER              WORST QUARTER
               24.73%                    -19.96%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.66%.

                                                                  PROSPECTUS 29
--------------------------------------------------------------------------------
                                                            MID-CAP EQUITY FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL MIDCAP(R) INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P MID CAP 400(R) INDEX, BUT THE ADVISER BELIEVES THAT THE RUSSELL MIDCAP(R) INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

T SHARES                   1 YEAR      5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Mid-Cap
Equity Fund                -28.78%      -2.63%        5.27%
--------------------------------------------------------------------------------
Russell Midcap(R)
Index                      -16.18%       2.19%        9.20%
--------------------------------------------------------------------------------
S&P Mid Cap
400(R) Index               -14.51%       6.41%       11.57%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON FEBRUARY 2, 1994.
  BENCHMARK RETURNS SINCE JANUARY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The S&P Mid Cap 400(R) Index is a widely-recognized, capitalization-weighted index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.



--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Operating Expenses                                       1.25%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                    Mid-Cap Equity Fund - T Shares   1.22%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $127            $397            $686          $1,511



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

30 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Capital appreciation
  SECONDARY                                 Current income
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap equity securities
-------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued mid-cap securities
-------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
-------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Mid-Cap Value Equity Fund invests at least 80% of its net assets in equity securities of U.S. mid-sized companies with market capitalizations between approximately $1 billion and $12 billion. In selecting investments for the Fund, the Adviser chooses common stocks that it believes are undervalued in the market. The Adviser may sell a security when it achieves a designated target price, a company's growth prospects change, or the opportunity for a better investment arises.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that mid-cap equity securities may underperform other segments of the equity market or the equity market as a whole.

The mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these smaller companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*



                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                                2002    -21.26%

            BEST QUARTER              WORST QUARTER
                6.79%                    -23.08%
             (12/31/02)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.09%.

                                                                  PROSPECTUS 31
--------------------------------------------------------------------------------
                                                      MID-CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL MIDCAP(R) VALUE INDEX.



T SHARES                          1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Mid-Cap Value
Equity Fund                       -21.26%       -15.99%
--------------------------------------------------------------------------------
Russell Midcap(R)
Value Index                        -9.65%        -5.46%
--------------------------------------------------------------------------------

* SINCE INCEPTION OF THE T SHARES ON NOVEMBER 30, 2001.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Value Index is a widely-recognized index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. The Russell 1000(R) Value Index is a widely-recognized index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             1.25%
Other Expenses                                                       0.10%
                                                                     -----
Total Annual Operating Expenses                                      1.35%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                 Mid-Cap Value Equity Fund - T Shares   1.25%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $137            $428            $739          $1,624


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

32 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------




[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
-----------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
-----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
-----------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY


The Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.



[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

                                                                  PROSPECTUS 33
--------------------------------------------------------------------------------
                                                           SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1994            -0.07%
                              1995            11.77%
                              1996             3.90%
                              1997             6.78%
                              1998             6.84%
                              1999             0.92%
                              2000             7.64%
                              2001             7.54%
                              2002             2.59%

            BEST QUARTER              WORST QUARTER
                3.86%                    -0.75%
              (9/30/01)                (12/31/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.04%.


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE CITIGROUP 1-3 YEAR
TREASURY/GOVERNMENT/CREDIT INDEX.

T SHARES                    1 YEAR      5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Short-Term
Bond Fund                    2.59%       5.07%        5.26%
--------------------------------------------------------------------------------
Citigroup 1-3 Year
Treasury/Government/
Credit Index                 6.28%       6.69%        6.12%
--------------------------------------------------------------------------------
*SINCE INCEPTION OF THE T SHARES ON MARCH 15, 1993. BENCHMARK RETURNS SINCE
 FEBRUARY 28, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury/Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             0.65%
Other Expenses                                                       0.10%
                                                                     ------
Total Annual Operating Expenses                                      0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                    Short-Term Bond Fund - T Shares   0.70%

34 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 35
--------------------------------------------------------------------------------
                                       SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Short-term U.S. Treasury securities
------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL NVESTMENT STRATEGY                Attempts to identify Treasury securities with maturities that offer a comparably better return potential and yield than either shorter maturity or longer maturity securities for a given level of interest rate risk
------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Short-Term U.S. Treasury Securities Fund invests exclusively in short-term U.S. Treasury securities (those with remaining maturities of 3 years or less). The Fund intends to maintain an average weighted maturity from 1 to 2 years. The Fund offers investors the opportunity to capture the advantage of investing in short-term bonds over money market instruments. Generally, short-term bonds offer a comparably better return than money market instruments, with a modest increase in interest rate risk. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view toward maximizing returns and yield. The Adviser tries to select those U.S. Treasury securities that offer the best risk/reward trade-off.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. Treasury securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1994          1.41%
                              1995          8.58%
                              1996          4.52%
                              1997          5.86%
                              1998          6.24%
                              1999          2.71%
                              2000          6.65%
                              2001          6.55%
                              2002          4.61%


            BEST QUARTER              WORST QUARTER
                2.64%                    -0.10%
              (9/30/01)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 1.00%.

36 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE CITIGROUP 1-3 YEAR TREASURY INDEX AND THE CITIGROUP 6-MONTH TREASURY BILL INDEX.

T SHARES                    1 YEAR     5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Short-Term U.S.
Treasury Securities
Fund                         4.61%       5.34%        5.09%
--------------------------------------------------------------------------------
Citigroup 1-3 Year
Treasury Index               5.78%       6.41%        5.93%
--------------------------------------------------------------------------------
Citigroup 6-Month
Treasury Bill Index          1.92%       4.51%        4.70%
--------------------------------------------------------------------------------
*SINCE INCEPTION OF THE T SHARES ON MARCH 15, 1993. BENCHMARK RETURNS SINCE
 FEBRUARY 28, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury Index is a widely-recognized index of U.S. Treasury securities with maturities of one year or greater and less than three years. The Citigroup 6-Month Treasury Bill Index is a widely-recognized index of the 6 month U.S. Treasury bills.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.65%
Other Expenses                                                        0.10%
                                                                      -----
Total Annual Operating Expenses                                       0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

          Short-Term U.S. Treasury Securities Fund - T Shares   0.69%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $77           $240            $417            $930



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 37
--------------------------------------------------------------------------------
                                                    SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------




[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks of growth companies
-----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Identifies small cap companies with above average growth potential
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need current income
-----------------------------------------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests at least 80% of its net assets in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1999           20.55%
                              2000           11.76%
                              2001           -0.82%
                              2002          -22.71%


            BEST QUARTER              WORST QUARTER
               23.93%                    -22.83%
             (12/31/01)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 16.20%.

38 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P SMALL CAP 600(R) INDEX, BUT THE ADVISER BELIEVES THAT THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.



T SHARES                          1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Small Cap Growth
Stock Fund                        -22.71%        10.26%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)/
BARRA Growth Index                -15.36%         4.93%
--------------------------------------------------------------------------------
S&P Small Cap 600(R) Index        -14.63%         7.21%
--------------------------------------------------------------------------------
*SINCE INCEPTION OF THE T SHARES ON OCTOBER 8, 1998. BENCHMARK RETURNS SINCE
 SEPTEMBER 30, 1998 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P Small Cap 600(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.09%
                                                                      -----
Total Annual Operating Expenses                                       1.24%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $126            $393            $681          $1,500


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 39
--------------------------------------------------------------------------------
                                                    SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Capital appreciation
  SECONDARY                                 Current income
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap equity securities
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued small cap securities
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
--------------------------------------------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-sized U.S. companies (I.E., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1995            30.99%
                              1996            34.25%
                              1997            32.59%
                              1998           -13.45%
                              1999            -2.72%
                              2000            17.96%
                              2001            21.21%
                              2002            -1.74%

            BEST QUARTER              WORST QUARTER
               19.82%                    -21.99%
              (6/30/99)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.60%.

40 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL 2000(R) VALUE INDEX.

T SHARES                    1 YEAR      5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Small Cap Value
Equity Fund                 -1.74%       3.42%       13.04%
--------------------------------------------------------------------------------
Russell 2000(R)
Value Index                -11.43%       2.71%        9.97%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON AUGUST 31, 1994.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.




[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               1.15%
Other Expenses                                                         0.09%
                                                                       ------
Total Annual Operating Expenses                                        1.24%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $126            $393            $681          $1,500



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 41
--------------------------------------------------------------------------------
                                                          STRATEGIC INCOME FUND
--------------------------------------------------------------------------------






[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL
  PRIMARY                                   Current income
  SECONDARY                                 Preservation of capital
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            High yield corporate, government, and other debt instruments of U.S. and
                                            non-U.S. issuers
------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL NVESTMENT STRATEGY                Attempts to increase income while reducing share price volatility through diversification across three major sectors of the fixed income market
------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who seek high current income with reduced risk of share price volatility
------------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Strategic Income Fund invests primarily in a diversified portfolio of high yield corporate, U.S. government and international bonds. The Fund will maintain a minimum average credit quality rating of BBB. The Fund will invest at least 15%, but not more than 60%, of its assets in a particular sector. In selecting debt securities for the Fund, the Adviser seeks out companies with good fundamentals and performing prospects that are currently out of favor with investors. The primary basis for security selection is the potential income offered by the security relative to the Adviser's assessment of the issuer's ability to generate the cash flow required to meet its obligation. The Adviser employs a "bottom-up" approach, identifying investment opportunities based on the underlying financial and economic fundamentals of the specific issuer.

Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

42 PROSPECTUS
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*


                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                                 2002     3.58%

            BEST QUARTER              WORST QUARTER
                4.31%                    -0.97%
             (12/31/02)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.77%.

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 34/33/33 BLEND OF THE MERRILL LYNCH AAA U.S. TREASURY/AGENCY MASTER INDEX, MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX AND THE MERRILL LYNCH GLOBAL GOVERNMENT BOND II EX U.S. INDEX.



T SHARES                           1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Strategic Income Fund               3.58%         2.41%
--------------------------------------------------------------------------------
Hybrid 34/33/33 Blend
of the Following Market
Benchmarks                          5.79%         4.54%
--------------------------------------------------------------------------------
  Merrill Lynch AAA U.S.
  Treasury/Agency
  Master Index                     11.30%         9.49%
--------------------------------------------------------------------------------
  Merrill Lynch U.S. High
  Yield Master II Index            -1.89%        -2.46%
--------------------------------------------------------------------------------
  Merrill Lynch U.S. Global
  Government Bond II
  ex U.S. Index                     7.53%         6.16%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON NOVEMBER 30, 2001.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch AAA U.S. Treasury/Agency Master Index is a widely-recognized U.S. government index that tracks the performance of the combined U.S. Treasury and U.S. agency markets. It includes U.S. dollar-denominated, U.S. Treasury and U.S. agency bonds, issued in the U.S. domestic bond market, having at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of $1 billion for U.S. Treasuries and $150 million for U.S. agencies. The Merrill Lynch U.S. High Yield Master II Index is a widely-recognized, market-value weighted (higher market value bonds have more influence than lower market value bonds) index that tracks the performance of below investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market. The Merrill Lynch Global Government Bond II ex U.S. Index is a widely-recognized subset of the Merrill Lynch Global Government Bond Index including Belgian, Danish, Irish, Italian, New Zealand, Portuguese, Spanish, and Swedish returns. The Merrill Lynch Global Government Bond Index is a widely-recognized, broad-based index consisting of various maturities comprising Australian, Canadian, Dutch, French, German, Japanese, Swiss, U.K., and U.S. individual country returns.

                                                                  PROSPECTUS 43
--------------------------------------------------------------------------------
                                                          STRATEGIC INCOME FUND
--------------------------------------------------------------------------------


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.85%
Other Expenses                                                         0.16%
                                                                       ------
Total Annual Operating Expenses                                        1.01%*

*THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                   Strategic Income Fund - T Shares   0.91%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $103            $322            $558          $1,236



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

44 PROSPECTUS
--------------------------------------------------------------------------------
STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of companies with positive earnings characteristics purchased at reasonable value
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL NVESTMENT STRATEGY                Attempts to identify companies with superior earnings/valuation cycle characteristics within specific market sectors
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the value of their investment and are willing to accept more volatility for the possibility of higher returns
---------------------------------------------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Strategic Quantitative Equity Fund attempts, through the use of disciplined quantitative modeling, to objectively and consistently identify those companies with the most attractive earnings growth prospects and valuation characteristics within each sector. Those characteristics vary by sector. In some sectors, attractive stocks are selected based solely upon growth characteristics. In other sectors, a combination of growth and valuation characteristics are used to identify attractive stocks.

The Adviser believes that companies with higher earnings growth prospects will have more highly valued stocks. Companies producing sustained accelerating rates of earnings growth will generate increasing stock valuations. Companies producing sustained decelerating rates of earnings growth will generate decreasing stock valuations. This cycle of accelerating earnings growth with increasing stock valuation and decelerating earnings growth with decreasing stock valuation is called the earnings-valuation cycle. The Adviser uses quantitative modeling to evaluate and select the common stock of companies based on the philosophy that earnings/valuation cycles dictate stock performance, earnings/valuation cycles differ among market sectors, and diversification controls risk. The Fund invests in companies of all sizes so long as they have growth potential. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The small- to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small-cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Strategic Quantitative Equity Fund commenced operations on August 7, 2003, and therefore does not have performance history for a full calendar year.

                                                                  PROSPECTUS 45
--------------------------------------------------------------------------------
                                             STRATEGIC QUANTITATIVE EQUITY FUND
--------------------------------------------------------------------------------



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              1.15%
Other Expenses                                                        0.12%*
                                                                      ------
Total Annual Operating Expenses                                       1.27%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. **THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

            Strategic Quantitative Equity Fund -- T Shares   1.12%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                   $129            $403


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

46 PROSPECTUS
--------------------------------------------------------------------------------
TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital growth with nominal dividend income
-------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks of growth companies
-------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies that have above average growth potential and uses a low portfolio turnover strategy to reduce capital gains distributions
-------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to increase the value of their investment while minimizing taxable capital gains distributions
-------------------------------------------------------------------------------------------------------------------------





[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Tax Sensitive Growth Stock Fund invests primarily in a diversified portfolio of common stocks of financially strong U.S. growth companies. Many of these companies have a history of stable or rising dividend payout policies.

The Adviser attempts to minimize the impact of capital gains taxes on investment returns by using a low turnover rate (generally 50% or less) strategy, in conjunction with other tax management strategies. These strategies may lead to lower capital gains distributions and, therefore, lower capital gains taxes.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of stocks issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on December 11, 1998. Performance prior to December 11, 1998 is that of the Adviser's similarly managed collective investment fund, which began operations on December 31, 1995. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                  [GRAPHIC OMITTED]
                             Plot points are as follows:
                              1996             21.04%
                              1997             28.76%
                              1998             31.73%
                              1999             24.74%
                              2000            -12.15%
                              2001            -18.21%
                              2002            -22.02%

            BEST QUARTER              WORST QUARTER
               27.74%                    -16.20%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.97%.

                                                                  PROSPECTUS 47
--------------------------------------------------------------------------------
                                                TAX SENSITIVE GROWTH STOCK FUND
--------------------------------------------------------------------------------





THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF S&P 500(R) INDEX.

T SHARES                   1 YEAR      5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
Tax Sensitive
Growth Stock
Fund                       -22.02%      -1.64%        5.29%
--------------------------------------------------------------------------------
S&P 500(R) Index           -22.10%      -0.58%        6.87%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON DECEMBER 31, 1995.




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   T SHARES
Investment Advisory Fees                                           1.15%
Other Expenses                                                     0.09%
                                                                   ------
Total Annual Operating Expenses                                    1.24%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your share at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $126            $393            $681          $1,500


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

48 PROSPECTUS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
--------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Mortgage-backed securities and U.S. Treasury obligations
--------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low to moderate
--------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without adding undue risk
--------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive income from their investment
--------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY


The U.S. Government Securities Fund invests at least 80% of its net assets in U.S. government debt securities, such as mortgage-backed securities and U.S. Treasury obligations. In an attempt to provide a consistently high dividend without adding undue risk, the Fund focuses its investments in mortgage-backed securities. The effective average weighted maturity of the Fund's portfolio will typically range between 4 to 10 years.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                               1995           17.33%
                               1996            2.55%
                               1997            8.94%
                               1998            8.16%
                               1999           -0.97%
                               2000           10.98%
                               2001            6.92%
                               2002            9.68%

            BEST QUARTER              WORST QUARTER
                5.89%                    -2.24%
              (6/30/95)                 (3/31/96)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.21%.

                                                                  PROSPECTUS 49
--------------------------------------------------------------------------------
                                                U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE MERRILL LYNCH GOVERNMENT/MORTGAGE CUSTOM INDEX AND THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVERNMENT BOND INDEX.

T SHARES                   1 YEAR      5 YEARS   SINCE INCEPTION*
--------------------------------------------------------------------------------
U.S. Government
Securities Fund              9.68%       6.87%        7.22%
--------------------------------------------------------------------------------
Merrill Lynch
Government/
Mortgage Custom
Index                       10.39%       7.61%        8.03%
--------------------------------------------------------------------------------
Lehman Brothers
Intermediate U.S.
Government
Bond Index                   9.63%       7.44%        7.41%
--------------------------------------------------------------------------------
*SINCE INCEPTION OF THE T SHARES ON AUGUST 1, 1994. BENCHMARK RETURNS SINCE
 JULY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Merrill Lynch Government/Mortgage Custom Index is a synthetic index created by combining, at their respective market weights
(i) the Merrill Lynch Government Master Index, which is a widely-recognized index comprised of U.S. Treasury securities and U.S. government agency securities with a maturity of at least 1 year; and (ii) the Merrill Lynch Mortgage Master Index, which is a widely-recognized index comprised of mortgage-backed securities including 15 and 30 year single family mortgages in addition to aggregated pooled mortgages. The Lehman Brothers Intermediate U.S. Government Bond Index is a widely-recognized, market value-weighted (higher market value bonds have more influence than lower market value bonds) index of U.S. Treasury securities, U.S. government agency obligations, and corporate debt backed by the U.S. Government, fixed-rate nonconvertible corporate debt securities, Yankee bonds, and nonconvertible debt securities issued by or guaranteed by foreign governments and agencies. All securities in the Index are rated investment grade (BBB) or higher, with maturities of at least 1 year.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                       T SHARES
Investment Advisory Fees                                               0.74%
Other Expenses                                                         0.10%
                                                                       -----
Total Annual Operating Expenses                                        0.84%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

              U.S. Government Securities Fund - T Shares   0.81%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $86           $268            $466           $1,037



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

50 PROSPECTUS
--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Current income
  SECONDARY                                 Capital appreciation
----------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
----------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-paying, undervalued stocks
----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for current income and capital
                                            appreciation with less volatility than the average stock fund
----------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on February 12, 1993. Performance prior to February 12, 1993 is that of the Adviser's similarly managed collective investment fund, which began operations on October 31, 1989. The collective fund's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993            11.14%
                              1994             3.54%
                              1995            35.93%
                              1996            19.46%
                              1997            27.08%
                              1998            10.58%
                              1999            -2.93%
                              2000            10.85%
                              2001            -0.95%
                              2002           -15.47%

            BEST QUARTER              WORST QUARTER
               15.35%                    -19.90%
              (6/30/99)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.85%.

                                                                  PROSPECTUS 51
--------------------------------------------------------------------------------
                                                        VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA VALUE INDEX.

T SHARES                   1 YEAR       5 YEARS    10 YEARS
--------------------------------------------------------------------------------
Value Income
Stock Fund                 -15.47%      -0.08%        8.99%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
Value Index                -20.85%      -0.85%        9.39%
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.80%
Other Expenses                                                        0.09%
                                                                      -----
Total Annual Operating Expenses                                       0.89%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $91             $284            $493          $1,096



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

52 PROSPECTUS
--------------------------------------------------------------------------------
VANTAGE FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOALS
  PRIMARY                                   Long-term capital appreciation
  SECONDARY                                 Hedge against periodic declines in equity markets
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued and overvalued stocks
--------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Aggressive investors with long-term investment goals who are willing to accept significant volatility for the possibility of higher returns
--------------------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Vantage Fund establishes long and short positions primarily in common stocks of U.S. companies. Using fundamental analysis, the Adviser buys stocks "long" that it believes will perform better than their peers, and sells stocks "short" that it believes will underperform their peers. A long position is established when the Adviser purchases a stock outright, and a short position is established when the Adviser sells a security that it has borrowed. Short positions may be used to partially hedge long positions or to garner returns from declines in securities prices. The Adviser may also seek to enhance returns by purchasing securities with borrowed money. This investment technique, known as "leveraging," increases investment risk, but also increases investment opportunity. The Fund may borrow up to 33.33% of its assets (including the amount borrowed). From time to time, the Adviser may take defensive positions in cash or short-term debt securities. There may be several times per year when the Fund places more than 25% of its assets in cash or short-term debt securities. The Fund would initiate such defensive positions when the Adviser is concerned that short-term market volatility is unusually high or while the Adviser is reviewing and assessing the financial consequences of significant economic events. At such times, the Fund may not achieve its investments objective.

The Adviser seeks to identify long and short opportunities by utilizing both "bottom-up" and "top-down" fundamental analysis methodologies. "Bottom-up" analysis is employed to evaluate the competitive advantages and market sustainability of individual companies. "Top-down" analysis is used to assess the relative attractiveness of investment opportunities within the context of industry, macro-economic and financial market trends. Using top-down analysis, the Adviser frequently increases and decreases the amount of long and short positions allocated to various market sectors, such as technology, financial services, capital goods, energy, utilities, consumer cyclicals, transportation and consumer staples. This strategy of adjusting sector weightings, also known as "sector rotation," is employed when industry or macro-economic changes cause the investment outlook of a particular sector to improve or worsen relative to other sectors. If the Adviser believes, for example, that economic growth is accelerating rapidly, then it may increase the Fund's long positions in economically sensitive stocks, such as consumer cyclicals. To execute its sector rotation strategy efficiently, the Adviser may establish long or short positions in securities that represent indexes or other groups of stocks, such as exchange traded funds. For a complete list of investment techniques that may be employed by the Fund, please see the Statement of Additional Information.

The Fund invests primarily in companies with market capitalizations over $1 billion, but may invest a portion of its assets in smaller companies. Due to its investment strategy, the Fund will buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

Since it establishes long and short positions in common stocks, the Fund is subject to the risk that stock prices will rise and fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's common stocks may fluctuate drastically from day to day. Individual companies may report unexpected results or be affected considerably by industry and/or economic trends and developments. The prices of stocks issued by such companies may change substantially in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. Since the Fund engages in selling stocks

                                                                  PROSPECTUS 53
--------------------------------------------------------------------------------
                                                                   VANTAGE FUND
--------------------------------------------------------------------------------


short, the risk of price volatility may be greater in this fund than in long-only equity mutual funds. While the potential losses associated with long positions are typically limited to the original cost of the securities, the potential for losses associated with short positions is theoretically unlimited.

The Fund may engage in hedging transactions to reduce the risks of its investments in equity securities. However, hedging will not necessarily protect the Fund fully against anticipated risks. Moreover, hedging transactions involve costs and risks of their own. As a result, hedging may not improve the Fund's performance either on an absolute or risk-adjusted basis.

The practice of sector rotation will result in increased exposure to risks inherent in particular industries or sectors. Different industries and sectors may be more or less susceptible to changes in economic conditions, including, for example, interest rates, inflation rates, industry conditions, competition, technological developments, trade relationships, political and diplomatic events and trends. Concentrations in sectors that produce unfavorable performance may cause the Fund to perform more unfavorably than a broadly diversified fund that has less exposure to those industries or sectors.

The small and medium capitalization companies in which the Fund invests may be more vulnerable to unexpected business or economic events than larger, more established companies. In particular, these small and medium companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange and may or may not pay dividends.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS THE PERFORMANCE OF THE FUND'S T SHARES FOR THE LAST YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                                  2002  -16.00%

            BEST QUARTER              WORST QUARTER
                0.82%                    -10.16%
             (12/31/02)                 (6/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS -2.79%.

54 PROSPECTUS
--------------------------------------------------------------------------------
VANTAGE FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX AND THE WILSHIRE 5000 INDEX.



T SHARES                          1 YEAR     SINCE INCEPTION*
--------------------------------------------------------------------------------
Vantage Fund                      -16.00%       -12.87%
--------------------------------------------------------------------------------
Lehman Brothers
U.S. Government/
Credit Index                       11.02%         9.33%
--------------------------------------------------------------------------------
Wilshire 5000 Index               -20.86%       -18.09%
--------------------------------------------------------------------------------
*SINCE INCEPTION OF THE T SHARES ON NOVEMBER 29, 2001. BENCHMARK RETURNS SINCE
 NOVEMBER 30, 2001 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index which include U.S. government, Treasury and agency securities as well as high grade corporate bonds. The Wilshire 5000 Index is a widely-recognized index that measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Wilshire 5000 Index represents the broadest index for the U.S. equity market.




[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                        T SHARES
Investment Advisory Fees                                                1.60%
Other Expenses                                                          0.65%
                                                                        -----
Total Annual Operating Expenses                                         2.25%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                        Vantage Fund - T Shares   2.15%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $228            $703           $1,205         $2,585



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 55
--------------------------------------------------------------------------------
                                                PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital and liquidity
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify money market instruments with the most attractive risk/return trade-off
----------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income from their investment
----------------------------------------------------------------------------------------------------------------------------




[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993          2.77%
                              1994          3.77%
                              1995          5.47%
                              1996          4.99%
                              1997          5.15%
                              1998          5.10%
                              1999          4.74%
                              2000          6.04%
                              2001          3.72%
                              2002          1.44%

            BEST QUARTER              WORST QUARTER
                1.55%                     0.33%
              (9/30/00)                (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.41%.

56 PROSPECTUS
--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. FIRST TIER RETAIL AVERAGE.



T SHARES                    1 YEAR      5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Prime Quality
Money Market Fund            1.44%       4.20%        4.31%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
First Tier Retail
Average                      1.09%       3.98%        4.16%
--------------------------------------------------------------------------------
To obtain more information about the Fund's current yield, call 1-800-814-3397.



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             0.65%
Other Expenses                                                       0.09%
                                                                     ------
Total Annual Operating Expenses                                      0.74%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

              Prime Quality Money Market Fund - T Shares   0.63%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $76           $237            $411            $918


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 57
--------------------------------------------------------------------------------
                                   U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital and liquidity
---------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. Treasury and government agency securities, and repurchase agreements
---------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to increase income without adding undue risk by analyzing yields
---------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income
---------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The U.S. Government Securities Money Market Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies or instrumentalities of the U.S. Government, repurchase agreements involving these securities, and shares of registered money market funds that invest in the foregoing. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk by analyzing yields. The Adviser actively manages the maturity of the Fund and its portfolio to maximize the Fund's yield based on current market interest rates and the Adviser's outlook on the market. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                               1993             2.67%
                               1994             3.64%
                               1995             5.39%
                               1996             4.81%
                               1997             4.99%
                               1998             4.88%
                               1999             4.41%
                               2000             5.71%
                               2001             3.67%
                               2002             1.35%

            BEST QUARTER              WORST QUARTER
                1.49%                     0.27%
             (12/31/00)                (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.34%.

58 PROSPECTUS
--------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. GOVERNMENT & AGENCY RETAIL AVERAGE.

T SHARES                     1 YEAR     5 YEARS     10 YEARS
--------------------------------------------------------------------------------
U.S. Government
Securities Money
Market Fund                  1.35%       3.99%        4.14%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Government &
Agency Retail
Average                      1.13%       3.97%        4.11%
--------------------------------------------------------------------------------
To obtain more information about the Fund's current yield, call 1-800-814-3397.



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Government & Agency Retail Average is a widely-recognized composite of all money market funds that invest in U.S. Treasury bills, repurchase agreements or securities issued by agencies of the U.S. Government. The number of funds in the Average varies.



[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             0.65%
Other Expenses                                                       0.09%
                                                                     -----
Total Annual Operating Expenses                                      0.74%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

        U.S. Government Securities Money Market Fund - T Shares   0.65%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $76           $237            $411            $918



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 59
--------------------------------------------------------------------------------
                                                U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------




[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High current income, while maintaining liquidity
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments issued and guaranteed by the U.S. Treasury
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing in U.S. Treasury obligations and repurchase agreements
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income from their investment
---------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The U.S. Treasury Money Market Fund invests solely in U.S. Treasury obligations and repurchase agreements that are collateralized by obligations issued or guaranteed by the U.S. Treasury. The Fund limits its investments so as to obtain the highest investment quality rating by a nationally recognized statistical rating organization (Standard and Poor's Corporation, AAA). As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?
An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Although the Fund's U.S. Treasury securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.



[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993          2.51%
                              1994          3.50%
                              1995          5.33%
                              1996          4.77%
                              1997          4.93%
                              1998          4.82%
                              1999          4.38%
                              2000          5.63%
                              2001          3.32%
                              2002          1.17%

            BEST QUARTER              WORST QUARTER
                1.46%                     0.25%
             (12/31/00)                (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.28%.

60 PROSPECTUS
--------------------------------------------------------------------------------
U.S. TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------





THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. TREASURY & REPO RETAIL AVERAGE.


T SHARES                    1 YEAR      5 YEARS     10 YEARS
--------------------------------------------------------------------------------
U.S. Treasury
Money Market Fund            1.17%       3.85%        4.03%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
Treasury & Repo
Retail Average               1.07%       3.82%        4.02%
--------------------------------------------------------------------------------


To obtain more information about the Fund's current yield, call 1-800-814-3397.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. Treasury & Repo Retail Average is a widely-recognized composite of money market funds that invest in U.S. Treasury bills and repurchase agreements backed by these securities. The number of funds in the Average varies.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                   T SHARES
Investment Advisory Fees                                           0.65%
Other Expenses                                                     0.09%
                                                                   -----
Total Annual Operating Expenses                                    0.74%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

              U.S. Treasury Money Market Fund - T Shares   0.65%



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS        10 YEARS
     $76           $237            $411            $918


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                  PROSPECTUS 61
--------------------------------------------------------------------------------
                                             LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------






[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             High capital appreciation
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and money market funds
------------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing at least 80% of the Fund's total net assets in STI Classic Equity Funds
------------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment, and are willing to be subject to the risks of equity securities
------------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Aggressive Growth Fund invests at least 80% of its total net assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:



                                        INVESTMENT RANGE
                                     (PERCENTAGE OF THE LIFE
                                    VISION AGGRESSIVE GROWTH
ASSET CLASS                              FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                                 80-100%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Value Income Stock Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains taxes for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

62 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------




[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                              1993             12.14%
                              1994             -4.30%
                              1995             25.12%
                              1996             16.62%
                              1997             22.53%
                              1998             12.31%
                              1999             10.31%
                              2000              6.30%
                              2001             -6.52%
                              2002            -18.11%

            BEST QUARTER              WORST QUARTER
               18.72%                    -16.74%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.55%.


THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 90/10 BLEND OF THE S&P 500(R) INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 61/15/12/10/2 BLEND OF THE RUSSELL 1000(R) INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX, CITIGROUP 3-MONTH TREASURY BILL INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 90/10 BLEND OF THE S&P 500(R) INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
T SHARES              1 YEAR    5 YEARS  MUTUAL FUND* 10 YEARS**
--------------------------------------------------------------------------------
Life Vision
Aggressive
Growth Fund           -18.11%     0.16%      1.47%       6.82%
--------------------------------------------------------------------------------
Hybrid 90/10
Blend of the
Following
Market
Benchmarks            -19.83%     0.06%      1.77%       8.96%
--------------------------------------------------------------------------------
  S&P 500(R)
  Index               -22.10%    -0.58%      1.30%       9.34%
--------------------------------------------------------------------------------
  Citigroup
  3-Month
  Treasury
  Bill Index            1.70%     4.30%      4.38%       4.50%
--------------------------------------------------------------------------------
Hybrid
61/15/12/10/2
Blend of the
Following
Market
Benchmarks            -18.19%    -0.15%      1.24%       7.98%
--------------------------------------------------------------------------------
  Russell 1000(R)
  Index               -21.65%    -0.58%      1.55%       9.18%
--------------------------------------------------------------------------------
  MSCI(R) EAFE(R)
  Index               -15.94%    -2.89%     -4.19%       4.01%
--------------------------------------------------------------------------------
  Russell 2000(R)
  Index               -20.48%    -1.36%      0.66%       7.16%
--------------------------------------------------------------------------------
  Citigroup
  3-Month
  Treasury
  Bill Index            1.70%     4.30%      4.38%       4.50%
--------------------------------------------------------------------------------
  Russell Midcap(R)
  Index               -16.18%     2.19%      4.54%       9.92%
--------------------------------------------------------------------------------
 * SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.

                                                                  PROSPECTUS 63
--------------------------------------------------------------------------------
                                             LIFE VISION AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                     T SHARES
Investment Advisory Fees                                             0.25%
Other Expenses                                                       0.15%
                                                                     -----
Total Annual Operating Expenses                                      0.40%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

             Life Vision Aggressive Growth Fund - T Shares   0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.11%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 1.51% BEFORE WAIVERS AND 1.36% AFTER WAIVERS.


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $41             $128            $224           $505

These costs are all inclusive representing both direct Fund expenses and additional expenses associated with investments in underlying STI Classic Funds (1.51%):

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $154            $477            $824          $1,802


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

64 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS
  PRIMARY                                   Bond funds
  SECONDARY                                 Equity funds
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL NVESTMENT STRATEGY                Investing pursuant to an asset allocation strategy in a combination of STI
                                            Classic Bond Funds, and to a lesser extent, STI Classic Equity Funds
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value, but want to reduce risk by limiting exposure to equity securities
---------------------------------------------------------------------------------------------------------------------------





[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Conservative Fund invests in STI Classic Funds that invest primarily in fixed income securities, but may invest up to 35% of the Fund's total assets in STI Classic Funds that invest primarily in equity securities. The Fund's remaining assets may be invested in STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total return, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                        INVESTMENT RANGE
                                     (PERCENTAGE OF THE LIFE
                                       VISION CONSERVATIVE
ASSET CLASS                              FUND'S ASSETS)
--------------------------------------------------------------------------------
Bond Funds                                   65-100%
     High Income Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
       Securities Fund
Equity Funds                                  0-35%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Value Income Stock Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund

Other STI Classic Funds may be utilized.

Due to its investment strategy, the Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.


[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower rated securities is even greater than that of higher rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return.

                                                                  PROSPECTUS 65
--------------------------------------------------------------------------------
                                                  LIFE VISION CONSERVATIVE FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Life Vision Conservative Fund commenced operations on March 11, 2003, and therefore does not have performance history for a full calendar year.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. The Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                              0.25%
Other Expenses                                                        0.15%*
                                                                      ------
Total Annual Operating Expenses                                       0.40%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ** THE FUND'S NET TOTAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER INTENDS TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES WOULD BE AS FOLLOWS:

               Life Vision Conservative Fund - T Shares   0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE FUND'S ESTIMATED EXPENSES BASED ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WOULD BE 0.83%. THEREFORE, TOTAL ESTIMATED ANNUALIZED EXPENSES WOULD BE 1.23% BEFORE WAIVERS AND 1.08% AFTER WAIVERS.



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                  1 YEAR          3 YEARS
                    $41            $128

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (1.23%):

                  1 YEAR          3 YEARS
                   $125            $390


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund's estimated expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

66 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------




[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Long-term capital appreciation
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
-----------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-----------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy in a combination of STI
                                            Classic Equity Funds and, to a lesser extent, STI Classic Bond Funds
-----------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want their assets to grow, but want to moderate the risks of equity securities through investment of a portion of their assets in bonds
-----------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Growth and Income Fund invests at least 70% to 80% of its total net assets in STI Classic Funds that invest primarily in either equity securities or fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:


                                        INVESTMENT RANGE
                                     (PERCENTAGE OF THE LIFE
                                        VISION GROWTH AND
ASSET CLASS                           INCOME FUND'S ASSETS)
-------------------------------------------------------------
Equity Funds                                 50-80%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund

     Small Cap Growth Stock Fund

     Small Cap Value Equity Fund
     Value Income Stock Fund
Bond Funds                                   20-50%
     High Income Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
        Securities Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund


Other STI Classic Funds may be utilized.

Due to its investment strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities for taxable investors.



[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

                                                                  PROSPECTUS 67
--------------------------------------------------------------------------------
                                             LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------



[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                         1993                      10.02%
                         1994                      -3.52%
                         1995                      22.68%
                         1996                      12.16%
                         1997                      18.08%
                         1998                      11.16%
                         1999                       7.95%
                         2000                       7.08%
                         2001                      -2.55%
                         2002                     -11.99%



            BEST QUARTER              WORST QUARTER
               13.65%                    -12.87%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 8.90%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 65/25/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 40/17/16/13/12/2 BLEND OF THE RUSSELL 1000(R) INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 65/25/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.
                                             SINCE
                                           INCEPTION
                                             OF THE
                                           REGISTERED
T SHARES             1 YEAR      5 YEARS  MUTUAL FUND* 10 YEARS**
--------------------------------------------------------------------------------
Life Vision
Growth and
Income Fund           -11.99%     1.97%      3.00%       6.63%
--------------------------------------------------------------------------------
Hybrid 65/25/10
Blend of the
Following
Market
Benchmarks            -12.16%     2.34%      3.71%       8.69%
--------------------------------------------------------------------------------
  S&P 500(R)
  Index               -22.10%    -0.58%      1.30%       9.34%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Aggregate
  Bond Index           10.27%     7.54%      8.04%       7.51%
--------------------------------------------------------------------------------
  Citigroup 3-Month
  Treasury Bill
  Index                 1.70%     4.30%      4.38%       4.50%
--------------------------------------------------------------------------------
Hybrid
40/17/16/13/12/2
Blend of the
Following
Market
Benchmarks            -10.78%     2.24%      3.31%       8.03%
--------------------------------------------------------------------------------
  Russell 1000(R)
  Index               -21.65%    -0.58%      1.55%       9.18%
--------------------------------------------------------------------------------
  Merrill Lynch
  1-5 Year
  U.S. Corporate/
  Government
  Index                 7.91%     7.10%      7.22%       6.63%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Government/
  Credit Index         11.02%     7.61%      8.19%       7.61%
--------------------------------------------------------------------------------
  MSCI(R) EAFE(R)
  Index               -15.94%    -2.89%     -4.19%       4.01%
--------------------------------------------------------------------------------
  Russell 2000(R)
  Index               -20.48%    -1.36%      0.66%       7.16%
--------------------------------------------------------------------------------
  Russell Midcap(R)
  Index               -16.18%     2.19%      4.54%       9.92%
--------------------------------------------------------------------------------
 * SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.

68 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. Corporate securities and U.S. government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    T SHARES
Investment Advisory Fees                                            0.25%
Other Expenses                                                      0.12%
                                                                    ------
Total Annual Operating Expenses                                     0.37%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

             Life Vision Growth and Income Fund - T Shares   0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.02%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 1.39% BEFORE WAIVERS AND 1.27% AFTER WAIVERS.

                                                                  PROSPECTUS 69
--------------------------------------------------------------------------------
                                             LIFE VISION GROWTH AND INCOME FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $38             $119            $208           $468

These costs are all inclusive representing both direct Fund expenses after waivers and additional expenses associated with investments in underlying STI Classic Funds (1.39%):

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
   $142            $440            $761          $1,669




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

70 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation and current income
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity and bond funds
---------------------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Investing pursuant to an asset allocation strategy in a combination of STI
                                            Classic Equity and Bond Funds
---------------------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want income from their investment, as well as an increase in its value, and are willing to be subject to the risks of equity securities
---------------------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Life Vision Moderate Growth Fund principally invests in STI Classic Funds that invest primarily in equity securities and fixed income securities. The Fund's remaining assets may be invested in shares of underlying STI Classic Money Market Funds, securities issued by the U.S. Government, its agencies or instrumentalities, repurchase agreements and short-term paper. In selecting a diversified portfolio of underlying STI Classic Funds, the Adviser analyzes many factors, including the underlying STI Classic Funds' investment objectives, total returns, volatility and expenses.

THE FUND CURRENTLY PLANS TO INVEST IN SHARES OF THE FOLLOWING UNDERLYING STI CLASSIC FUNDS WITHIN THE PERCENTAGE RANGES INDICATED:

                                      INVESTMENT RANGE
                                   (PERCENTAGE OF THE LIFE
                                       VISION MODERATE
ASSET CLASS                         GROWTH FUND'S ASSETS)
--------------------------------------------------------------------------------
Equity Funds                                 35-65%
     Capital Appreciation Fund
     Growth and Income Fund
     International Equity Index Fund
     Mid-Cap Equity Fund
     Small Cap Growth Stock Fund
     Small Cap Value Equity Fund
     Value Income Stock Fund
Bond Funds                                   35-65%
     High Income Fund
     Investment Grade Bond Fund
     Limited-Term Federal Mortgage
        Securities Fund
Money Market Funds                            0-20%
     Prime Quality Money Market Fund


Other STI Class Funds may be utilized.

Due to its Investment Strategy, this Life Vision Fund holds STI Classic Funds that buy and sell securities frequently, which may result in higher transaction costs and additional capital gains taxes for taxable investors.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS
                                  OF INVESTING IN THIS FUND?

The value of an investment in this Life Vision Fund is based primarily on the performance of the underlying STI Classic Funds and the allocation of this Life Vision Fund's assets among them. Since it purchases equity funds, this Life Vision Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of an underlying STI Classic Funds' securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in this Life Vision Fund.

The prices of an underlying STI Classic Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, an underlying STI Classic Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

This Life Vision Fund is also subject to the risk that the Adviser's asset allocation decisions will not anticipate market trends successfully. For example, weighting common stocks too heavily during a stock market decline may result in a failure to preserve capital. Conversely, investing too heavily in fixed income securities during a period of stock market appreciation may result in lower total return. The risks associated with investing in this Life Vision Fund will vary depending upon how the assets are allocated among the underlying STI Classic Funds.

                                                                  PROSPECTUS 71
--------------------------------------------------------------------------------
                                               LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------




[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in this Life Vision Fund. Of course, this Life Vision Fund's past performance does not necessarily indicate how this Life Vision Fund will perform in the future. The Life Vision Fund began operating as a registered mutual fund on June 30, 1997. Performance prior to June 30, 1997 is that of the Adviser's similarly managed asset allocation program, which began operations on December 31, 1992. The asset allocation program's performance has been adjusted to reflect the fees and expenses for T Shares of the Fund. As an asset allocation program, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the asset allocation program's performance would have been lower.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THIS LIFE VISION FUND'S T SHARES FROM YEAR TO YEAR.*

                                [GRAPHIC OMITTED]
                           Plot points are as follows:
                             1993            9.26%
                             1994           -2.97%
                             1995           20.52%
                             1996           10.51%
                             1997           16.41%
                             1998           11.15%
                             1999            6.19%
                             2000            5.46%
                             2001           -1.10%
                             2002           -8.28%

            BEST QUARTER              WORST QUARTER
               11.24%                    -9.20%
             (12/31/98)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 7.84%.

THIS TABLE COMPARES THE AVERAGE ANNUAL TOTAL RETURNS OF THIS LIFE VISION FUND FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF A HYBRID 50/40/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO A HYBRID 27/26/22/14/10/1 BLEND OF THE RUSSELL 1000(R) INDEX, MERRILL LYNCH 1-5 YEAR U.S. CORPORATE/GOVERNMENT INDEX, LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST (MSCI(R) EAFE(R)) INDEX, RUSSELL 2000(R) INDEX AND THE RUSSELL MIDCAP(R) INDEX, BUT THE ADVISER BELIEVES THAT THE HYBRID 50/40/10 BLEND OF THE S&P 500(R) INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE CITIGROUP 3-MONTH TREASURY BILL INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

                                            SINCE
                                          INCEPTION
                                            OF THE
                                          REGISTERED
T SHARES              1 YEAR    5 YEARS  MUTUAL FUND* 10 YEARS**
--------------------------------------------------------------------------------
Life Vision
Moderate
Growth Fund            -8.28%     2.46%      3.41%       6.38%
--------------------------------------------------------------------------------
Hybrid 50/40/10
Blend of the
Following
Market
Benchmarks             -7.39%     3.60%      4.76%       8.45%
--------------------------------------------------------------------------------
  S&P 500(R)
  Index               -22.10%    -0.58%      1.30%       9.34%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Aggregate
  Bond Index           10.27%     7.54%      8.04%       7.51%
--------------------------------------------------------------------------------
  Citigroup
  3-Month
  Treasury Bill
  Index                 1.70%     4.30%      4.38%       4.50%
--------------------------------------------------------------------------------
Hybrid
27/26/22/14/10/1
Blend of the
Following
Market
Benchmarks             -6.22%     3.40%      4.16%       7.70%
--------------------------------------------------------------------------------
  Russell 1000(R)
  Index               -21.65%    -0.58%      1.55%       9.18%
--------------------------------------------------------------------------------
  Merrill Lynch
  1-5 Year
  U.S. Corporate/
  Government
  Index                 7.91%     7.10%      7.22%       6.63%
--------------------------------------------------------------------------------
  Lehman Brothers
  U.S. Government/
  Credit Index         11.02%     7.61%      8.19%       7.61%
--------------------------------------------------------------------------------
  MSCI(R) EAFE(R)
  Index               -15.94%    -2.89%     -4.19%       4.01%
--------------------------------------------------------------------------------
  Russell 2000(R)
  Index               -20.48%    -1.36%      0.66%       7.16%
--------------------------------------------------------------------------------
  Russell Midcap(R)
  Index               -16.18%     2.19%      4.54%       9.92%
--------------------------------------------------------------------------------
 * SINCE INCEPTION OF THE T SHARES ON JUNE 30, 1997, WHEN THE FUND BEGAN OPERATING AS A REGISTERED MUTUAL FUND.
** INCLUDES PERFORMANCE OF THE ADVISER'S ASSET ALLOCATION PROGRAM.

72 PROSPECTUS
--------------------------------------------------------------------------------
LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Citigroup 3-Month Treasury Bill Index is a widely-recognized index of the 3 month U.S. Treasury bills. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The Merrill Lynch 1-5 Year U.S. Corporate/Government Index is a widely-recognized, capitalization-weighted index including all U.S. corporate securities and U.S. government securities with maturities of 1 year or greater but less than 5 years from maturity. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The MSCI(R) EAFE(R) Index is a widely-recognized, market capitalization index that measures market equity performance based upon indices from 21 foreign and developed countries. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold T Shares of this Life Vision Fund. The table does not reflect any of the operating costs and investment advisory fees of the underlying STI Classic Funds. This Life Vision Fund and its shareholders will indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                    T SHARES
Investment Advisory Fees                                            0.25%
Other Expenses                                                      0.11%
                                                                    ------
Total Annual Operating Expenses                                     0.36%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

              Life Vision Moderate Growth Fund - T Shares   0.25%

THE EXPENSES SET FORTH ABOVE ARE IN ADDITION TO THE COSTS OF THE UNDERLYING STI CLASSIC FUNDS BORNE BY THE FUND. BASED ON ACTUAL EXPENSES OF THE UNDERLYING STI CLASSIC FUNDS AS OF MAY 31, 2003, THE COSTS BORNE BY THE FUND ON INVESTMENTS IN UNDERLYING STI CLASSIC FUNDS WERE 1.00%. THEREFORE, TOTAL ANNUALIZED EXPENSES WOULD BE 1.36% BEFORE WAIVERS AND 1.25% AFTER WAIVERS.

                                                                  PROSPECTUS 73
--------------------------------------------------------------------------------
                                               LIFE VISION MODERATE GROWTH FUND
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in this Life Vision Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in this Life Vision Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, the Life Vision Fund's operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


      1 YEAR        3 YEARS        5 YEARS      10 YEARS
        $37          $116           $202          $456

These costs are all inclusive representing both direct Fund expenses before waivers and additional expenses associated with investments in underlying STI Classic Funds (1.36%):

      1 YEAR        3 YEARS        5 YEARS      10 YEARS
       $138          $431           $745         $1,635



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Life Vision Fund expenses in the table above are shown as a percentage of the Life Vision Fund's net assets. These expenses are deducted from Life Vision Fund assets. For more information about these fees, see "Investment Adviser."

74 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------


[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK

EQUITY RISK


BALANCED FUND
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND
MID-CAP EQUITY FUND
MID-CAP VALUE EQUITY FUND
SMALL CAP GROWTH STOCK FUND
SMALL CAP VALUE EQUITY FUND
STRATEGIC QUANTITATIVE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND
VANTAGE FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND


Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FIXED INCOME RISK


BALANCED FUND
CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
HIGH INCOME FUND
INVESTMENT GRADE BOND FUND
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
SHORT-TERM BOND FUND
SHORT-TERM U.S. TREASURY SECURITIES FUND
U.S. GOVERNMENT SECURITIES FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND


The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to the following additional risk:


   CREDIT RISK

   BALANCED FUND
   INVESTMENT GRADE BOND FUND
   SHORT-TERM BOND FUND

   The possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITY RISKS


CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND
GROWTH AND INCOME FUND
HIGH INCOME FUND
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND
STRATEGIC INCOME FUND


Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political,

                                                                  PROSPECTUS 75
--------------------------------------------------------------------------------
                                                    MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------



or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


HEDGING RISK

STRATEGIC INCOME FUND
VANTAGE FUND

Hedging is a strategy designed to offset investment risks. The Vantage Fund's hedging activities are primarily short sales, but may also include among other things, forwards, options and futures. There are risks associated with hedging activities, including:

* The success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest and currency exchange rates.

* There may be an imperfect or no correlation between the changes in market value of the securities held by a Fund or the currencies in which those securities are denominated and the prices of forward contracts, futures and options on futures.

* There may not be a liquid secondary market for a futures contract or option.

* Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in currencies, futures contracts and options.


LEVERAGING RISK

VANTAGE FUND

Leveraging activities include, among other things, borrowing and the use of short sales, options and futures. There are risks associated with leveraging activities, including:

* The Fund experiencing losses over certain ranges in the market that exceed losses experienced by a non-leveraged fund.

* There may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures.

* Although the Fund will only purchase exchange-traded futures and options, due to market conditions there may not be a liquid secondary market for a futures contract or option. As a result, the Fund may be unable to close out their futures or options contracts at a time which is advantageous.

* Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

In addition, the following leveraged instruments are subject to certain specific risks:


   DERIVATIVES RISK

   STRATEGIC INCOME FUND
   VANTAGE FUND

   The Funds may use derivatives to attempt to achieve their investment objectives, while at the same time maintaining liquidity. To collateralize (or cover) these derivatives transactions, the Funds hold cash or U.S. government securities.

   SHORT SALES

   VANTAGE FUND

   Short sales are transactions in which the Fund sells a security it does not own. To complete a short sale, the Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the Fund. Potential losses associated with a short sale are theoretically unlimited, since prices of the stocks being sold short have unlimited appreciation potential.

76 PROSPECTUS
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MORE INFORMATION ABOUT FUND INVESTMENTS
--------------------------------------------------------------------------------



TRACKING ERROR RISK

INTERNATIONAL EQUITY INDEX FUND

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect the Fund's ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Fund, which will have expenses such as taxes, custody, management fees and other operational costs, and brokerage, may not achieve its investment objective of accurately correlating to an index.

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.


The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund (except the Money Market Funds) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. The Small Cap Value Equity Fund also may invest in investment grade fixed income securities and mid- to large-cap common stocks that would not ordinarily be consistent with the Fund's objective. In addition, the Classic Institutional High Quality Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional Total Return Bond Fund, Investment Grade Bond, Limited-Term Federal Mortgage Securities Fund, Short-Term Bond Fund, Short-Term U.S. Treasury Securities Fund and U.S. Government Securities Fund each may shorten its average weighted maturity to as little as 90 days. A Fund (other than a Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

   BALANCED FUND                                0.92%
   CAPITAL APPRECIATION FUND                    1.13%
   CLASSIC INSTITUTIONAL SUPER SHORT
      INCOME PLUS FUND                          0.20%
   GROWTH AND INCOME FUND                       0.90%
   HIGH INCOME FUND                             0.65%
   INFORMATION AND TECHNOLOGY FUND              1.10%
   INTERNATIONAL EQUITY FUND                    1.25%
   INTERNATIONAL EQUITY INDEX FUND              0.81%
   INVESTMENT GRADE BOND FUND                   0.72%
   LIMITED-TERM FEDERAL MORTGAGE
      SECURITIES FUND                           0.60%
   MID-CAP EQUITY FUND                          1.13%
   MID-CAP VALUE EQUITY FUND                    1.15%
   SHORT-TERM BOND FUND                         0.60%
   SHORT-TERM U.S. TREASURY SECURITIES FUND     0.59%
   SMALL CAP GROWTH STOCK FUND                  1.15%
   SMALL CAP VALUE EQUITY FUND                  1.15%
   STRATEGIC INCOME FUND                        0.75%
   TAX SENSITIVE GROWTH STOCK FUND              1.15%
   U.S. GOVERNMENT SECURITIES FUND              0.71%
   VALUE INCOME STOCK FUND                      0.80%
   VANTAGE FUND                                 1.50%
   PRIME QUALITY MONEY MARKET FUND              0.54%
   U.S. GOVERNMENT SECURITIES MONEY
      MARKET FUND                               0.56%
   U.S. TREASURY MONEY MARKET FUND              0.56%
   LIFE VISION AGGRESSIVE GROWTH FUND           0.10%
   LIFE VISION CONSERVATIVE FUND                0.10%
   LIFE VISION GROWTH AND INCOME FUND           0.13%
   LIFE VISION MODERATE GROWTH FUND             0.14%

                                                                  PROSPECTUS 77
--------------------------------------------------------------------------------
                                                             PORTFOLIO MANAGERS
--------------------------------------------------------------------------------




For its advisory services to the Classic Institutional High Quality Bond Fund, Classic Institutional Total Return Bond Fund and the Strategic Quantitative Equity Fund, the Adviser is entitled to receive the following fees as a percentage of each Fund's daily net assets:

   CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND  0.50%
   CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND  0.45%
   STRATEGIC QUANTITATIVE EQUITY FUND            1.15%



The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS

Each of the Funds, except the Life Vision Funds, is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager. Each of the Life Vision Funds is managed by a team of investment professionals. No one person is primarily responsible for making investment recommendations.

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1994. He has managed the SMALL CAP VALUE EQUITY FUND since it began operating in January 1997. He has more than 18 years of investment experience.

Mr. Edward E. Best, CFA, has served as Managing Director of Trusco since June 2000, after serving as Vice President since September 1999 and Associate since joining Trusco in January 1998. Mr. Best also serves as the senior quantitative equity analyst for Trusco. He has managed the STRATEGIC QUANTITATIVE EQUITY FUND since it began operating in August 2003. He has more than 10 years of investment experience.

Mr. Robert S. Bowman, CFA, has served as Vice President of Trusco since January 1999. He has managed the U.S. GOVERNMENT SECURITIES MONEY MARKET FUND since October 2000. Prior to joining Trusco, Mr. Bowman served as Vice President of Crestar Asset Management Company from 1995 to 1999, after serving as an assistant trader at Crestar Asset Management Company from 1994 to 1995. He has more than 9 years of investment experience.

Mr. W. Bradford Buie, CFA, has served as Vice President of Trusco since October 2000. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 9 years of investment experience.

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has managed the CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND since it began operating in April 2002. Mr. Corner has also co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 16 years of investment experience.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has managed the INTERNATIONAL EQUITY INDEX FUND since February 1999 and the INTERNATIONAL EQUITY FUND since May 2000. He has also co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 9 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1983. Mr. Denney

78 PROSPECTUS
--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
--------------------------------------------------------------------------------




has co-managed the fixed income portion of the BALANCED FUND since it began operating in January 1994. Mr. Denney has also co-managed the INVESTMENT GRADE BOND FUND since it began operating in June 1992, LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND since it began operating in June 1994 and the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 26 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 16 years of investment experience.

Mr. Alan S. Kelley has served as Vice President of Trusco since September 1999. He has managed the INFORMATION AND TECHNOLOGY FUND since it began operating in September 1999 and the VANTAGE FUND since it began operating in November 2001. Prior to joining Trusco, Mr. Kelley served as a Portfolio Manager with SunTrust Bank, Atlanta from 1995 to 1999. He has more than 9 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the fixed income portion of the BALANCED FUND since May 2003. Mr. Leonard has also co-managed the INVESTMENT GRADE BOND FUND since May 2003 and the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 33 years of investment experience.

Mr. Dan Lewis, MBA, has served as a Portfolio Manager of Trusco since July 2000, after serving as a Portfolio Manager of STI since 1993. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 11 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999 and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 19 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003 and the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 21 years of investment experience.

Ms. Agnes G. Pampush, CFA, has served as Managing Director of Trusco since July 2000, after serving as Vice President of Trusco since 1998. Ms. Pampush has also served as Director of Fixed Income Research at Trusco since May 2002. She has co-managed the HIGH INCOME FUND since May 2003, after managing the Fund since April 2000. Ms. Pampush has also co-managed the STRATEGIC INCOME FUND since May 2003. She has more than 21 years of investment experience.

Mr. Neil J. Powers, CFA, joined Trusco in November 1997 and serves as Managing Director. He has co-managed the STRATEGIC INCOME FUND since May 2003, after managing the Fund since it began operating in November 2001. He has more than 19 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the equity portion of the BALANCED FUND since June 2000. Mr. Rhodes has also managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 30 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 21 years of investment experience.

Mr. Michael G. Sebesta, CFA, has served as Managing Director of Trusco since May 2002. He has co-managed the LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND since May 2003. Mr. Sebesta has also managed the U.S. GOVERNMENT SECURITIES FUND since January 2003. Prior to joining Trusco, Mr. Sebesta served as Senior Vice President and Senior

                                                                  PROSPECTUS 79
--------------------------------------------------------------------------------
                                             PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------





Fixed Income Manager at Wachovia Asset Management from June 1996 to May 2002. He has more than 15 years of investment experience.

Mr. Kevin Shea, CFA, has served as a Portfolio Manager since joining Trusco in February 2003. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Shea founded D.A. Capital Management in May 2001 and worked at Invesco Capital Management, Inc. from September 1999 to April 2001 where he managed mid cap products. From 1995 to August 1999, Mr. Shea worked at John Hancock Funds. He has more than 7 years of investment experience.

Mr. Howard Udis, J.D., has served as Vice President since joining Trusco in September 2001. He has co-managed the HIGH INCOME FUND since May 2003. Prior to joining Trusco, Mr. Udis served as a Consultant with Sound Asset Management from 1996 to 1999 and again from October 2000 to September 2001, and also served as Vice President at Raymond James & Associates from 1999 to 2000. He has more than 15 years of investment experience.

Mr. Stuart F. Van Arsdale, CFA, has served as Managing Director of Trusco since May 2002. He has managed the TAX SENSITIVE GROWTH STOCK FUND since October 2002. Prior to joining Trusco, Mr. Van Arsdale served as Director of Growth Investments for DePrince, Race and Zollo from October 1998 to April 2002 and Senior Vice President and Managing Director of STI from January 1980 to September 1998. He has more than 23 years of investment experience.

Mr. Don Wordell, MBA, has served as a Portfolio Manager since joining Trusco in 1996. In addition, Mr. Wordell is a member of the Association for Investment Management & Research (AIMR) and the Orlando Society of Financial Analysts. He has co-managed the MID-CAP VALUE EQUITY FUND since it began operating in November 2001. He has more than 7 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the PRIME QUALITY MONEY MARKET FUND since it began operating in June 1992, the SHORT-TERM U.S. TREASURY SECURITIES FUND since July 1996, and the U.S. TREASURY MONEY MARKET FUND since October 2000. He has more than 18 years of investment experience.

[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase and sell (sometimes called "redeem") T Shares of the Funds.

HOW TO PURCHASE FUND SHARES

The Funds offer T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not do so for shares of the Money Market Funds on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Money Market Funds), a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

Each Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Money Market Funds must receive your order before 2:00 p.m., Eastern Time and receive federal funds (readily available

80 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as each Money Market Fund receives federal funds before calculating its NAV the following day.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund (except the Money Market Funds) generally values its investment portfolio at market price. In calculating NAV for each Money Market Fund, each Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Each Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

Some Funds hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.


NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.


CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

                                                                  PROSPECTUS 81
--------------------------------------------------------------------------------
                                             PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------




However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.



HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.


Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.


Redemption orders must be received by the Money Market Funds on any Business Day before 3:00 p.m., Eastern Time. Orders received after this time will be executed the following Business Day.


RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Adviser receives your request, but it may take up to seven days.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.



SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.



TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

82 PROSPECTUS
--------------------------------------------------------------------------------
DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------



DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.



DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:


QUARTERLY
--------------------------------------------------------------------------------
BALANCED FUND
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
INFORMATION AND TECHNOLOGY FUND
MID-CAP EQUITY FUND
MID-CAP VALUE EQUITY FUND
SMALL CAP VALUE EQUITY FUND
SMALL CAP GROWTH STOCK FUND
STRATEGIC QUANTITATIVE EQUITY FUND
TAX SENSITIVE GROWTH STOCK FUND
VALUE INCOME STOCK FUND
VANTAGE FUND
LIFE VISION AGGRESSIVE GROWTH FUND
LIFE VISION CONSERVATIVE FUND
LIFE VISION GROWTH AND INCOME FUND
LIFE VISION MODERATE GROWTH FUND

ANNUALLY
--------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
INTERNATIONAL EQUITY INDEX FUND


The Bond and Money Market Funds declare dividends daily and pay these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.



TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Withdrawals from the plan are subject to special tax rules and may be subject to a penalty tax in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                       This page intentionally left blank.

84 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.




For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



                                                NET REALIZED
              NET ASSET           NET                AND                          DIVIDENDS
               VALUE,         INVESTMENT      UNREALIZED GAINS                    FROM NET      DISTRIBUTIONS
              BEGINNING         INCOME            (LOSSES)         TOTAL FROM    INVESTMENT     FROM REALIZED    TOTAL DIVIDENDS
              OF PERIOD         (LOSS)         ON INVESTMENTS      OPERATIONS      INCOME       CAPITAL GAINS   AND DISTRIBUTIONS
              ---------       ----------      ----------------     ----------    ----------     -------------   -----------------

-------------
BALANCED FUND
-------------
  T Shares
    2003       $12.18          $ 0.20              $(0.23)            $(0.03)        $(0.23)         $   --          $(0.23)
    2002        13.18            0.23               (0.65)             (0.42)         (0.24)          (0.34)          (0.58)
    2001        13.37            0.30                0.12               0.42          (0.31)          (0.30)          (0.61)
    2000        13.26            0.32                0.33               0.65          (0.30)          (0.24)          (0.54)
    1999        13.09            0.28                1.09               1.37          (0.28)          (0.92)          (1.20)

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  T Shares
    2003(1)    $12.24          $(0.03)             $(1.19)            $(1.22)        $   --          $   --          $   --
    2002        13.89              --               (1.53)             (1.53)            --           (0.12)          (0.12)
    2001        17.12           (0.05)              (0.38)             (0.43)            --           (2.80)          (2.80)
    2000        16.62            0.02                1.40               1.42             --           (0.92)          (0.92)
    1999        16.48            0.05                2.70               2.75          (0.06)          (2.55)          (2.61)

--------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------
  T Shares
    2003 (2)   $ 2.02          $ 0.02              $(0.01)            $ 0.01         $(0.02)             --*         $(0.02)

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  T Shares
    2003       $13.80          $ 0.13              $(1.60)            $(1.47)        $(0.12)         $   --          $(0.12)
    2002        15.05            0.09               (1.26)             (1.17)         (0.08)             --           (0.08)
    2001        15.53            0.07               (0.04)              0.03          (0.08)          (0.43)          (0.51)
    2000        16.09            0.11                0.55               0.66          (0.10)          (1.12)          (1.22)
    1999(3)     15.10            0.04                1.97               2.01          (0.02)          (1.00)          (1.02)
  For the year ended November 30:
    1998        16.55            0.09                1.64               1.73          (0.09)          (3.09)          (3.18)

--------------------
HIGH INCOME FUND (B)
--------------------
  T Shares
    2003       $ 7.25          $ 0.61              $(0.09)            $ 0.52         $(0.61)             --          $(0.61)
    2002(4)      7.37            0.39               (0.12)              0.27          (0.39)             --           (0.39)

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Amount represents less than $0.01 per share.
(1) Per share data calculated using average shares outstanding method.
(2) Commenced operations on October 3, 2002. All ratios for the period have been annualized.
(3) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(4) T shares were offered on October 3, 2001. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFunds Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) On March 28, 2000, the ESC Strategic Income Fund exchanged all of its assets and liabilities for shares of the High Income Fund. The ESC Strategic Income Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to March 28, 2000 have been carried forward in these financial highlights. Subsequent to the merger, the High Income Fund changed its fiscal year end to May 31.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 85
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                          RATIO OF
                                                                                        RATIO OF       NET INVESTMENT
                                                                     RATIO OF NET      EXPENSES TO    INCOME (LOSS) TO
                                                      RATIO OF NET    INVESTMENT       AVERAGE NET       AVERAGE NET
               NET ASSET                 NET ASSETS,   EXPENSES TO   INCOME (LOSS)  ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
              VALUE, END      TOTAL        END OF        AVERAGE      TO AVERAGE       WAIVERS AND       WAIVERS AND      TURNOVER
               OF PERIOD    RETURN +    PERIOD (000)   NET ASSETS     NET ASSETS     REIMBURSEMENT)     REIMBURSEMENT)       RATE
              ----------    --------    ------------  ------------   ------------   ----------------- ------------------  ---------

-------------
BALANCED FUND
-------------
  T Shares
    2003       $11.92        (0.14)%     $  228,475     1.02%           1.74%           1.05%                1.71%          102%
    2002        12.18        (3.29)         241,604     1.02            1.78            1.05                 1.75            95
    2001        13.18         3.24          209,316     1.01            2.24            1.05                 2.20            99
    2000        13.37         5.02          223,634     0.97            2.39            1.07                 2.29           182
    1999        13.26        10.98          251,752     0.97            2.19            1.06                 2.10           179

-------------------------
CAPITAL APPRECIATION FUND
-------------------------
  T Shares
    2003(1)    $11.02        (9.97)%     $1,090,549     1.22%          (0.32)%          1.24%               (0.34)%          69%
    2002        12.24       (11.06)       1,204,445     1.22           (0.54)           1.24                (0.56)           75
    2001        13.89        (3.74)       1,177,933     1.21           (0.29)           1.24                (0.32)           75
    2000        17.12         8.98        1,296,927     1.17            0.10            1.26                 0.01           129
    1999        16.62        17.83        1,966,842     1.17            0.29            1.26                 0.20           147

--------------------------------------------------
CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND
--------------------------------------------------
  T Shares
    2003 (2)   $ 2.01         0.64%      $   69,797     0.57%           1.43%           0.92%                1.08%           56%

--------------------------
GROWTH AND INCOME FUND (A)
--------------------------
  T Shares
    2003       $12.21       (10.58)%     $  598,862     0.99%           1.05%           0.99%                1.05%           52%
    2002        13.80        (7.80)         792,557     0.99            0.63            0.99                 0.63            68
    2001        15.05         0.11          867,664     0.99            0.49            0.99                 0.49            73
    2000        15.53         4.11          885,109     1.01            0.76            1.01                 0.76            53
    1999(3)     16.09        14.24          634,279     1.14            0.49            1.43                 0.20            31
  For the year ended November 30:
    1998        15.10        13.64          577,042     1.03            0.63            1.21                 0.45            71

--------------------
HIGH INCOME FUND (B)
--------------------
  T Shares
    2003       $ 7.16         8.19%      $  100,852     0.78%           8.95%           0.93%                8.80%           20%
    2002(4)      7.25         3.70           28,767     0.82            8.27            0.97                 8.12            59

86 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods




                                                NET REALIZED
              NET ASSET           NET                AND                          DIVIDENDS
               VALUE,         INVESTMENT      UNREALIZED GAINS                    FROM NET      DISTRIBUTIONS
              BEGINNING         INCOME            (LOSSES)         TOTAL FROM    INVESTMENT     FROM REALIZED    TOTAL DIVIDENDS
              OF PERIOD         (LOSS)         ON INVESTMENTS      OPERATIONS      INCOME       CAPITAL GAINS   AND DISTRIBUTIONS
              ---------       ----------      ----------------     ----------    ----------     -------------   -----------------

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  T Shares
    2003(1)   $ 8.06            $(0.04)           $(1.95)           $(1.99)         $    --         $    --           $   --
    2002       13.34              0.01             (5.29)            (5.28)              --              --               --
    2001       15.87             (0.08)            (2.45)            (2.53)              --              --               --
    2000(2)    10.00             (0.04)             5.91              5.87               --              --               --

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  T Shares
    2003      $ 9.31            $ 0.07            $(1.32)           $(1.25)         $(0.06)         $    --           $(0.06)
    2002       10.19              0.19             (1.07)            (0.88)              --              --               --
    2001       12.56                --             (1.22)            (1.22)          (0.04)          (1.11)            (1.15)
    2000       12.97             (0.10)             1.42              1.32           (0.07)          (1.66)            (1.73)
    1999       15.00                --             (1.14)            (1.14)          (0.05)          (0.84)            (0.89)

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  T Shares
    2003 (1)  $ 9.76            $ 0.10            $(1.43)           $(1.33)         $(0.04)         $    --           $(0.04)
    2002       11.18              0.04             (1.43)            (1.39)          (0.03)              --            (0.03)
    2001       13.97              0.06             (2.69)            (2.63)          (0.07)          (0.09)            (0.16)
    2000       11.82              0.16              2.13              2.29           (0.03)          (0.11)            (0.14)
    1999       13.31              0.09              0.85              0.94           (0.24)          (2.19)            (2.43)

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  T Shares
    2003      $10.24            $ 0.40            $ 0.76            $ 1.16          $(0.46)         $    --           $(0.46)
    2002       10.23              0.51              0.01              0.52           (0.51)              --            (0.51)
    2001        9.58              0.61              0.65              1.26           (0.61)              --            (0.61)
    2000       10.36              0.61             (0.78)            (0.17)          (0.61)              --            (0.61)
    1999       10.65              0.56             (0.11)             0.45           (0.56)          (0.18)            (0.74)

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  T Shares
    2003(1)   $10.31            $ 0.29            $ 0.42            $ 0.71          $(0.42)         $(0.01)           $(0.43)
    2002       10.01              0.43              0.32              0.75           (0.43)          (0.02)            (0.45)
    2001        9.62              0.55              0.39              0.94           (0.55)              --            (0.55)
    2000        9.94              0.55             (0.32)             0.23           (0.55)              --            (0.55)
    1999       10.12              0.54             (0.06)             0.48           (0.54)          (0.12)            (0.66)

-------------------
MID-CAP EQUITY FUND
-------------------
  T Shares
    2003(1)   $ 9.79            $(0.03)           $(1.02)*          $(1.05)*        $    --         $    --           $   --
    2002       10.95              0.01             (1.17)            (1.16)              --              --               --
    2001       14.10             (0.03)            (0.61)            (0.64)              --          (2.51)            (2.51)
    2000       12.68             (0.04)             2.32              2.28               --          (0.86)            (0.86)
    1999       13.79              0.01              0.07              0.08               --          (1.19)            (1.19)

-------------------------
MID-CAP VALUE EQUITY FUND
-------------------------
  T Shares
    2003      $10.95            $ 0.05            $(2.16)           $(2.11)         $(0.04)         $(0.18)           $(0.22)
    2002(3)    10.00              0.02              0.94              0.96           (0.01)              --            (0.01)

--------------------
SHORT-TERM BOND FUND
--------------------
  T Shares
    2003      $10.01            $ 0.33            $ 0.03            $ 0.36          $(0.33)         $    --           $(0.33)
    2002       10.04              0.46             (0.03)             0.43           (0.46)              --            (0.46)
    2001        9.65              0.56              0.39              0.95           (0.56)              --            (0.56)
    2000        9.91              0.53             (0.25)             0.28           (0.53)          (0.01)            (0.54)
    1999       10.05              0.51             (0.10)             0.41           (0.52)          (0.03)            (0.55)

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Includes redemption fee of $0.01.
(1) Per share data calculated using average shares outstanding method.
(2) T Shares were offered beginning September 30, 1999. All ratios for the period have been annualized.
(3) Commenced operations on November 30, 2001. All ratios for the period have been annualized.

Amounts designated as "_" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 87
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                          RATIO OF
                                                                                        RATIO OF       NET INVESTMENT
                                                                     RATIO OF NET      EXPENSES TO    INCOME (LOSS) TO
                                                      RATIO OF NET    INVESTMENT       AVERAGE NET       AVERAGE NET
               NET ASSET                 NET ASSETS,   EXPENSES TO   INCOME (LOSS)  ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
              VALUE, END      TOTAL        END OF        AVERAGE      TO AVERAGE       WAIVERS AND       WAIVERS AND      TURNOVER
               OF PERIOD    RETURN +    PERIOD (000)   NET ASSETS     NET ASSETS     REIMBURSEMENT)     REIMBURSEMENT)       RATE
              ----------    --------    ------------  ------------   ------------   ----------------- ------------------  ---------

-------------------------------
INFORMATION AND TECHNOLOGY FUND
-------------------------------
  T Shares
    2003(1)      $ 6.07      (24.69)%  $   11,789        1.25%          (0.72)%           1.25%            (0.72)%          1,259%
    2002           8.06      (39.58)       32,068        1.19           (0.92)            1.19             (0.92)           1,102
    2001          13.34      (15.94)       87,045        1.20           (0.45)            1.21             (0.46)             750
    2000(2)       15.87       58.70       106,425        1.20           (0.54)            1.34             (0.68)             250

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  T Shares
    2003        $ 8.00       (13.40)%  $  191,041        1.46%           0.83%            1.46%            0.83%              89%
    2002          9.31        (8.64)      252,991        1.48            0.48             1.48             0.48              102
    2001         10.19       (10.79)      208,120        1.45            0.50             1.45             0.50               68
    2000         12.56        10.58       299,100        1.48            0.59             1.48             0.59              179
    1999         12.97        (7.43)      573,255        1.47            0.68             1.52             0.63              161

-------------------------------
INTERNATIONAL EQUITY INDEX FUND
-------------------------------
  T Shares
    2003 (1)    $ 8.39       (13.63)%   $  248,770        1.03%           1.26%           1.12%            1.17%              25%
    2002          9.76       (12.43)       287,944        1.04            0.63            1.12             0.55               35
    2001         11.18       (18.90)       236,862        1.06            0.40            1.09             0.37               13
    2000         13.97        19.36        340,853        1.07            0.83            1.18             0.72                9
    1999         11.82         7.87         74,616        1.07            0.69            1.17             0.59               32

--------------------------
INVESTMENT GRADE BOND FUND
--------------------------
  T Shares
    2003        $10.94        11.61%    $  821,342        0.81%           3.92%           0.83%            3.90%             137%
    2002         10.24         5.18        886,471        0.81            4.81            0.83             4.79              123
    2001         10.23        13.55        860,073        0.81            6.17            0.84             6.14              131
    2000          9.58        (1.76)       998,596        0.77            6.05            0.84             5.98              202
    1999         10.36         4.25      1,149,068        0.77            5.25            0.85             5.17              221

---------------------------------------------
LIMITED-TERM FEDERAL MORTGAGE SECURITIES FUND
---------------------------------------------
  T Shares
    2003(1)     $10.59         6.99%    $  320,718        0.70%           2.79%           0.75%            2.74%             117%
    2002         10.31         7.53        164,624        0.70            3.72            0.75             3.67              410
    2001         10.01        10.02        107,674        0.70            5.62            0.76             5.56              532
    2000          9.62         2.33        125,355        0.67            5.60            0.79             5.48              384
    1999          9.94         4.75        135,256        0.67            5.28            0.77             5.18              379

-------------------
MID-CAP EQUITY FUND
-------------------
  T Shares
    2003(1)     $ 8.74       (10.73)%   $  118,092        1.22%          (0.31)%          1.25%           (0.34)%            144%
    2002          9.79       (10.59)       171,813        1.22           (0.18)           1.24            (0.20)              87
    2001         10.95        (6.92)       156,111        1.21           (0.24)           1.25            (0.28)             100
    2000         14.10        19.10        206,545        1.17             --             1.25            (0.08)             131
    1999         12.68         1.61        254,055        1.17           (0.47)           1.28            (0.58)              76

-------------------------
MID-CAP VALUE EQUITY FUND
-------------------------
  T Shares
    2003        $ 8.62       (19.05)%   $   99,854        1.25%           0.63%           1.35%            0.53%              71%
    2002(3)      10.95         9.65        174,859        1.27            0.29            1.37             0.19               30

--------------------
SHORT-TERM BOND FUND
--------------------
  T Shares
    2003        $10.04         3.70%    $  302,708        0.70%           3.34%           0.75%            3.29%              89%
    2002         10.01         4.29        305,884        0.70            4.48            0.75             4.43              142
    2001         10.04        10.13        215,458        0.70            5.71            0.76             5.65               87
    2000          9.65         2.87        180,402        0.67            5.40            0.76             5.31               70
    1999          9.91         4.06        209,904        0.67            5.12            0.77             5.02              108


88 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods




                                                NET REALIZED
              NET ASSET           NET                AND                          DIVIDENDS
               VALUE,         INVESTMENT      UNREALIZED GAINS                    FROM NET      DISTRIBUTIONS
              BEGINNING         INCOME            (LOSSES)         TOTAL FROM    INVESTMENT     FROM REALIZED    TOTAL DIVIDENDS
              OF PERIOD         (LOSS)         ON INVESTMENTS      OPERATIONS      INCOME       CAPITAL GAINS   AND DISTRIBUTIONS
              ---------       ----------      ----------------     ----------    ----------     -------------   -----------------

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  T Shares
    2003        $10.20         $ 0.22               $ 0.22            $ 0.44        $(0.22)       $(0.06)              $(0.28)
    2002         10.13           0.37                 0.10              0.47         (0.37)        (0.03)               (0.40)
    2001          9.85           0.49                 0.28              0.77         (0.49)           --                (0.49)
    2000          9.95           0.46                (0.10)             0.36         (0.46)           --                (0.46)
    1999          9.97           0.47                (0.02)             0.45         (0.47)           --                (0.47)

---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  T Shares
    2003(1)     $17.28         $(0.12)              $(1.72)           $(1.84)       $  --         $(0.25)              $(0.25)
    2002         18.37             --                (1.02)            (1.02)          --          (0.07)               (0.07)
    2001         18.30          (0.18)                1.71              1.53           --          (1.46)               (1.46)
    2000         14.55          (0.08)                4.02              3.94           --          (0.19)               (0.19)
    1999(2)      10.00          (0.05)                4.62              4.57           --          (0.02)               (0.02)

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  T Shares
    2003        $14.54         $ 0.08               $(0.82)           $(0.74)       $(0.07)       $   --               $(0.07)
    2002         12.21           0.08                 2.35              2.43         (0.10)           --                (0.10)
    2001          9.13           0.17                 3.07              3.24         (0.16)           --                (0.16)
    2000          9.70           0.13                (0.59)            (0.46)        (0.11)           --                (0.11)
    1999         12.88           0.13                (2.57)            (2.44)        (0.13)        (0.61)               (0.74)

---------------------
STRATEGIC INCOME FUND
---------------------
  T Shares
    2003        $ 9.80         $ 0.61               $ 0.20            $ 0.81        $(0.62)       $   --               $(0.62)
    2002(3)      10.00           0.27                (0.20)             0.07         (0.27)           --                (0.27)

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  T Shares
    2003(1)     $23.25         $   --               $(2.47)           $(2.47)       $  --         $   --               $   --
    2002         26.74          (0.02)               (3.47)            (3.49)          --             --                   --
    2001         33.10          (0.03)               (6.33)            (6.36)          --             --                   --
    2000         29.96           0.02                 3.12              3.14           --             --                   --
    1999(4)      25.61           0.02                 4.34              4.36         (0.01)           --                (0.01)

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  T Shares
    2003        $10.47         $ 0.44               $ 0.51            $ 0.95        $(0.46)       $(0.03)              $(0.49)
    2002         10.38           0.54                 0.26              0.80         (0.54)        (0.17)               (0.71)
    2001          9.86           0.58                 0.52              1.10         (0.58)           --                (0.58)
    2000         10.28           0.58                (0.42)             0.16         (0.58)           --                (0.58)
    1999         10.46           0.59                (0.18)             0.41         (0.59)           --                (0.59)

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  T Shares
    2003        $11.05         $ 0.15               $(1.33)           $(1.18)       $(0.14)       $   --               $(0.14)
    2002         11.61           0.12                (0.56)            (0.44)        (0.12)           --                (0.12)
    2001         10.38           0.19                 1.24              1.43         (0.20)           --                (0.20)
    2000         12.85           0.23                (1.49)            (1.26)        (0.22)        (0.99)               (1.21)
    1999         13.90           0.24                 1.02              1.26         (0.24)        (2.07)               (2.31)

------------
VANTAGE FUND
------------
  T Shares
    2003        $ 9.65         $(0.12)              $(1.08)           $(1.20)       $  --         $   --               $   --
    2002(5)      10.00          (0.03)               (0.32)            (0.35)          --             --                   --

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Includes dividends on securities sold short.
(1) Per share data calculated using average shares outstanding method.
(2) Shares were offered beginning on October 8, 1998. All ratios for this period have been annualized.
(3) Commenced operations on November 30, 2001. All ratios for the period have been annualized.
(4) T shares were offered beginning on December 11, 1998. All ratios for the period have been annualized.
(5) T Shares were offered beginning on November 30, 2001. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 89
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                                          RATIO OF
                                                                                        RATIO OF       NET INVESTMENT
                                                                     RATIO OF NET      EXPENSES TO    INCOME (LOSS) TO
                                                      RATIO OF NET    INVESTMENT       AVERAGE NET       AVERAGE NET
               NET ASSET                 NET ASSETS,   EXPENSES TO   INCOME (LOSS)  ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
              VALUE, END      TOTAL        END OF        AVERAGE      TO AVERAGE       WAIVERS AND       WAIVERS AND      TURNOVER
               OF PERIOD    RETURN +    PERIOD (000)   NET ASSETS     NET ASSETS     REIMBURSEMENT)     REIMBURSEMENT)       RATE
              ----------    --------    ------------  ------------   ------------   ----------------- ------------------  ---------

----------------------------------------
SHORT-TERM U.S. TREASURY SECURITIES FUND
----------------------------------------
  T Shares
    2003        $10.36        4.31%      $  121,617         0.69%           2.07%           0.75%            2.01%          140%
    2002         10.20        4.69          107,169         0.70            3.57            0.76             3.51           117
    2001         10.13        8.02           88,398         0.71            4.95            0.78             4.88            87
    2000          9.85        3.75           72,570         0.67            4.70            0.79             4.58            50
    1999          9.95        4.59           56,027         0.67            4.69            0.78             4.58            57

---------------------------
SMALL CAP GROWTH STOCK FUND
---------------------------
  T Shares
    2003(1)     $15.19      (10.50)%     $  567,714         1.24%          (0.87)%          1.24%           (0.87)%          96%
    2002         17.28       (5.55)         593,211         1.25           (1.01)           1.25            (1.01)          100
    2001         18.37        8.33          508,857         1.24           (0.95)           1.25            (0.96)          112
    2000         18.30       27.24          431,478         1.20           (0.86)           1.23            (0.89)          110
    1999(2)      14.55       45.70          152,290         1.20           (0.48)           1.49            (0.77)           75

---------------------------
SMALL CAP VALUE EQUITY FUND
---------------------------
  T Shares
    2003        $13.73       (5.09)%     $  518,468         1.24%           0.64%           1.24%            0.64%           29%
    2002         14.54       20.06          614,199         1.25            0.67            1.25             0.67            29
    2001         12.21       35.90          401,900         1.25            1.72            1.25             1.72            86
    2000          9.13       (4.72)         212,074         1.22            1.31            1.25             1.28            65
    1999          9.70      (18.72)         301,984         1.22            1.27            1.27             1.22            63

---------------------
STRATEGIC INCOME FUND
---------------------
  T Shares
    2003        $ 9.99        8.73%      $   61,906         0.91%           6.39%           1.01%            6.29%           52%
    2002(3)       9.80        0.74           43,717         0.94            6.07            1.04             5.97            43

-------------------------------
TAX SENSITIVE GROWTH STOCK FUND
-------------------------------
  T Shares
    2003(1)     $20.78      (10.62)%     $  198,429         1.24%          (0.01)%          1.24%           (0.01)%          58%
    2002         23.25      (13.05)         244,707         1.24           (0.10)           1.24            (0.10)           69
    2001         26.74      (19.21)         460,311         1.24           (0.10)           1.25            (0.11)          103
    2000         33.10       10.48          710,179         1.20            0.13            1.26             0.07            30
    1999(4)      29.96       17.04          223,543         1.20            0.21            1.34             0.07            18

-------------------------------
U.S. GOVERNMENT SECURITIES FUND
-------------------------------
  T Shares
    2003        $10.93        9.25%      $  258,585         0.81%           4.00%           0.84%            3.97%          150%
    2002         10.47        7.90          168,609         0.82            5.09            0.85             5.06           262
    2001         10.38       11.41          148,666         0.81            5.66            0.85             5.62           207
    2000          9.86        1.63           85,420         0.77            5.77            0.84             5.70            29
    1999         10.28        3.90          102,167         0.77            5.58            0.88             5.47            19

-----------------------
VALUE INCOME STOCK FUND
-----------------------
  T Shares
    2003        $ 9.73      (10.54)%     $  681,899         0.89%           1.68%           0.89%            1.68%           46%
    2002         11.05       (3.68)         686,014         0.90            1.13            0.90             1.13            60
    2001         11.61       14.09          704,842         0.90            1.70            0.90             1.70            77
    2000         10.38      (10.52)         921,797         0.89            2.02            0.89             2.02            62
    1999         12.85       11.13        1,589,951         0.92            1.91            0.92             1.91            69

------------
VANTAGE FUND
------------
  T Shares
    2003        $ 8.45      (12.44)%     $    4,195         2.15%*         (0.68)%          2.25%*          (0.78)%       3,249%
    2002(5)       9.65       (3.50)           8,816         2.03*          (0.78)           2.13*           (0.88)        1,063


90 & 91 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



              NET ASSET           NET                        DIVIDENDS
               VALUE,         INVESTMENT                     FROM NET      DISTRIBUTIONS                        NET ASSET
              BEGINNING         INCOME        TOTAL FROM    INVESTMENT     FROM REALIZED    TOTAL DIVIDENDS    VALUE, END
              OF PERIOD         (LOSS)        OPERATIONS      INCOME       CAPITAL GAINS   AND DISTRIBUTIONS    OF PERIOD
              ---------       ----------      ----------    ----------     -------------   -----------------   ----------

-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  T Shares
    2003        $1.00            $0.01           $0.01        $(0.01)          --*                $(0.01)         $1.00
    2002         1.00             0.02            0.02         (0.02)          --                  (0.02)          1.00
    2001         1.00             0.06            0.06         (0.06)          --                  (0.06)          1.00
    2000         1.00             0.05            0.05         (0.05)          --                  (0.05)          1.00
    1999         1.00             0.05            0.05         (0.05)          --                  (0.05)          1.00

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  T Shares
    2003        $1.00            $0.01           $0.01        $(0.01)          --                 $(0.01)         $1.00
    2002         1.00             0.02            0.02         (0.02)          --                  (0.02)          1.00
    2001         1.00             0.05            0.05         (0.05)          --                  (0.05)          1.00
    2000         1.00             0.05            0.05         (0.05)          --                  (0.05)          1.00
    1999         1.00             0.04            0.04         (0.04)          --                  (0.04)          1.00

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (A)
-----------------------------------
  T Shares
    2003        $1.00            $0.01           $0.01        $(0.01)          --*                $(0.01)         $1.00
    2002         1.00             0.02            0.02         (0.02)          --                  (0.02)          1.00
    2001         1.00             0.05            0.05         (0.05)          --                  (0.05)          1.00
    2000         1.00             0.05            0.05         (0.05)          --                  (0.05)          1.00
    1999**       1.00             0.02            0.02         (0.02)          --                  (0.02)          1.00
  For the Year Ended November 30:
    1998         1.00             0.05            0.05         (0.05)          --                  (0.05)          1.00



                                                                                             RATIO OF
                                                                           RATIO OF       NET INVESTMENT
                                                        RATIO OF NET      EXPENSES TO        INCOME TO
                                         RATIO OF NET    INVESTMENT       AVERAGE NET       AVERAGE NET
                            NET ASSETS,   EXPENSES TO      INCOME           ASSETS             ASSETS
                 TOTAL        END OF        AVERAGE      TO AVERAGE       (EXCLUDING        (EXCLUDING
               RETURN +    PERIOD (000)   NET ASSETS     NET ASSETS         WAVIERS)          WAIVERS)
               --------    ------------  ------------   ------------      ------------    ---------------

-------------------------------
PRIME QUALITY MONEY MARKET FUND
-------------------------------
  T Shares
    2003         1.17%      $4,284,266       0.63%          1.14%           0.74%                1.03%
    2002         2.29        3,907,203       0.63           2.22            0.74                 2.11
    2001         5.75        3,728,371       0.63           5.57            0.75                 5.45
    2000         5.20        3,311,229       0.60           5.06            0.75                 4.91
    1999         4.83        3,903,232       0.60           4.69            0.77                 4.52

--------------------------------------------
U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
--------------------------------------------
  T Shares
    2003         1.01%      $  992,560       0.65%          1.00%           0.74%                0.91%
    2002         2.25          997,759       0.66           2.17            0.75                 2.08
    2001         5.56          805,285       0.65           5.29            0.75                 5.19
    2000         4.86          468,568       0.63           4.80            0.74                 4.69
    1999         4.57          404,549       0.63           4.47            0.76                 4.34

-----------------------------------
U.S. TREASURY MONEY MARKET FUND (A)
-----------------------------------
  T Shares
    2003         0.88%      $1,080,779       0.65%          0.81%           0.74%                0.72%
    2002         1.96          871,946       0.65           1.90            0.74                 1.81
    2001         5.36          733,768       0.66           5.23            0.76                 5.13
    2000         4.81          723,277       0.63           4.71            0.74                 4.60
    1999**       2.08          760,833       0.68           4.10            0.83                 3.95
  For the Year Ended November 30:
    1998         4.89          699,923       0.66           4.77            0.81                 4.62

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
*   Amount represents less than $0.01 per share.
** For the period December 1, 1998 to May 31, 1999. All ratios have not been annualized.
(A) On May 24, 1999, the CrestFunds U.S. Treasury Money Fund exchanged all of its assets and certain liabilities for shares of the U.S. Treasury Money Market Fund. The CrestFunds U.S. Treasury Money Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

92 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


For the Years Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



                                            NET REALIZED
          NET ASSET           NET                AND                          DIVIDENDS
           VALUE,         INVESTMENT      UNREALIZED GAINS                    FROM NET      DISTRIBUTIONS
          BEGINNING         INCOME            (LOSSES)         TOTAL FROM    INVESTMENT     FROM REALIZED    TOTAL DIVIDENDS
          OF PERIOD         (LOSS)         ON INVESTMENTS      OPERATIONS      INCOME       CAPITAL GAINS   AND DISTRIBUTIONS
          ---------       ----------      ----------------     ----------    ----------     -------------   -----------------

----------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003    $ 9.57           $0.03            $(1.02)           $(0.99)          $(0.03)        $   --            $(0.03)
    2002     10.31            0.02             (0.74)            (0.72)           (0.02)            --             (0.02)
    2001     11.61            0.11              0.23              0.34            (0.12)         (1.52)            (1.64)
    2000     11.31            0.05              0.74              0.79            (0.05)         (0.44)            (0.49)
    1999(1)  11.32            0.02              1.13              1.15            (0.01)         (1.15)            (1.16)
  For the year ended November 30:
    1998     10.65            0.03              0.67              0.70            (0.03)            --             (0.03)

----------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003    $ 9.98           $0.13            $(0.65)           $(0.52)          $(0.13)        $   --            $(0.13)
    2002     10.42            0.12             (0.43)            (0.31)           (0.13)            --             (0.13)
    2001     10.50            0.24              0.40              0.64            (0.25)         (0.47)            (0.72)
    2000     10.33            0.07              0.52              0.59            (0.17)         (0.25)            (0.42)
    1999(1)  11.06            0.08              0.69              0.77            (0.06)         (1.44)            (1.50)
  For the year ended November 30:
    1998     10.51            0.18              0.56              0.74            (0.18)         (0.01)            (0.19)

--------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
--------------------------------------------
  T Shares
    2003    $ 9.40           $0.16            $(0.38)           $(0.22)          $(0.16)        $   --            $(0.16)
    2002      9.73            0.17             (0.32)            (0.15)           (0.18)            --             (0.18)
    2001     10.61            0.32              0.20              0.52            (0.34)         (1.06)            (1.40)
    2000     10.80            0.33              0.13              0.46            (0.21)         (0.44)            (0.65)
    1999(1)  11.01            0.11              0.56              0.67            (0.09)         (0.79)            (0.88)
  For the year ended November 30:
    1998     10.46            0.24              0.58              0.82            (0.24)         (0.03)            (0.27)

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Life Vision Maximum Growth, CrestFunds Life Vision Growth and Income, and CrestFunds Life Vision Balanced Portfolios exchanged all of their assets and certain liabilities for shares of the Life Vision Aggressive Growth, Life Vision Growth and Income, and Life Vision Moderate Growth Funds, respectively. The CrestFunds Life Vision Maximum Growth, CrestFunds Life Vision Growth and Income, and CrestFunds Life Vision Balanced Portfolios are the accounting survivors in these transactions, and as a result, their basis of accounting for assets and liabilities and their operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.
(B) The Life Vision Funds and its shareholders indirectly bear a pro rata share of the expenses of the underlying STI Classic Funds. The expense ratios do not include such expenses.
(C) Recognition of net investment income by the Life Vision Funds is affected by the timing of the declaration of dividends by the STI Classic Funds in which the Life Vision Funds invest.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 93
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                        RATIO OF
                                                                                      RATIO OF       NET INVESTMENT
                                                                   RATIO OF NET      EXPENSES TO    INCOME (LOSS) TO
                                                    RATIO OF NET    INVESTMENT       AVERAGE NET       AVERAGE NET
             NET ASSET                 NET ASSETS,   EXPENSES TO   INCOME (LOSS)  ASSETS (EXCLUDING  ASSETS (EXCLUDING  PORTFOLIO
            VALUE, END      TOTAL        END OF        AVERAGE      TO AVERAGE       WAIVERS AND       WAIVERS AND      TURNOVER
             OF PERIOD    RETURN +    PERIOD (000)   NET ASSETS     NET ASSETS     REIMBURSEMENT)     REIMBURSEMENT)       RATE
            ----------    --------    ------------  ------------   ------------   ----------------- ------------------  ---------

----------------------------------------------
LIFE VISION AGGRESSIVE GROWTH FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003       $ 8.55      (10.36)%        $29,681        0.25%           0.33%           0.40%            0.18%           50%
    2002         9.57       (6.96)          34,398        0.25            0.17            0.41             0.01           101
    2001        10.31        3.07           23,936        0.25            1.05            0.43             0.87           202
    2000        11.61        7.25           18,412        0.25            0.48            0.44             0.29           183
    1999(1)     11.31       10.99           18,699        0.27            0.28            0.63            (0.08)           33
  For the year ended November 30:
    1998        11.32        6.53           16,230        0.25            0.23            0.66            (0.18)           75

----------------------------------------------
LIFE VISION GROWTH AND INCOME FUND (A) (B) (C)
----------------------------------------------
  T Shares
    2003       $ 9.33       (5.16)%        $59,449        0.25%           1.46%           0.37%            1.34%          139%
    2002         9.98       (2.97)          77,395        0.25            1.25            0.39             1.11           166
    2001        10.42        6.31           37,550        0.25            2.41            0.39             2.27           286
    2000        10.50        5.81           30,473        0.25            1.77            0.42             1.60           189
    1999(1)     10.33        7.75           21,950        0.27            1.38            0.60             1.05            40
  For the year ended November 30:
    1998        11.06        7.12           19,042        0.25            1.68            0.59             1.34            57

--------------------------------------------
LIFE VISION MODERATE GROWTH FUND (A) (B) (C)
--------------------------------------------
  T Shares
    2003       $ 9.02       (2.21)%        $93,722        0.25%           1.87%           0.36%            1.76%          101%
    2002         9.40       (1.52)          88,592        0.25            1.81            0.36             1.70           202
    2001         9.73        5.28           73,429        0.25            3.04            0.37             2.92           247
    2000        10.61        4.46           69,622        0.25            2.19            0.37             2.07           151
    1999(1)     10.80        6.35           88,188        0.27            1.90            0.42             1.75            48
  For the year ended November 30:
    1998        11.01        7.90           93,211        0.25            2.21            0.42             2.04            52

--------------------------------------------------------------------------------
STI CLASSIC FUNDS
--------------------------------------------------------------------------------





INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.



                                                                 STI-PS-006-0400

401(K) PROSPECTUS
[SUNTRUST LOGO OMITTED]


   Oct. 1, 2003

   STI Classic Funds for the
   SunTrust 401(k) Plan



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

PROSPECTUS

ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the T Shares (formerly Trust Shares) of each Fund that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

  2  CAPITAL APPRECIATION FUND

  4  GROWTH AND INCOME FUND

  6  INVESTMENT GRADE BOND FUND

  8  MID-CAP EQUITY FUND

 10  PRIME QUALITY MONEY MARKET FUND

 12  SHORT-TERM BOND FUND

 14  SMALL CAP GROWTH STOCK FUND

 16  VALUE INCOME STOCK FUND

 18  MORE INFORMATION ABOUT RISK

 18  MORE INFORMATION ABOUT FUND INVESTMENTS

 19  INVESTMENT ADVISER

 19  PORTFOLIO MANAGERS

 20  PURCHASING AND SELLING FUND SHARES

 23  DIVIDENDS AND DISTRIBUTIONS

 23  TAXES

 24  FINANCIAL HIGHLIGHTS

 29  HOW TO OBTAIN MORE INFORMATION ABOUT
     THE STI CLASSIC FUNDS




--------------------------------------------------------------------------------
[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED]  PURCHASING AND SELLING
FUND SHARES
--------------------------------------------------------------------------------

OCTOBER 1, 2003

                                                                                                            PROSPECTUS 1
-------------------------------------------------------------------------------------------------------------------------
                                                                                                    CUSIP/TICKER SYMBOLS
-------------------------------------------------------------------------------------------------------------------------


FUND NAME                                   CLASS               INCEPTION*               TICKER                 CUSIP
-------------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
Capital Appreciation Fund                   T Shares               7/1/92                STCAX                  784766867
Growth and Income Fund                      T Shares              9/26/92                CRVAX                  784766198
Mid-Cap Equity Fund                         T Shares               2/2/94                SAGTX                  784766750
Small Cap Growth Stock Fund                 T Shares              10/8/98                SSCTX                  784766263
Value Income Stock Fund                     T Shares             10/31/89                STVTX                  784766834
-------------------------------------------------------------------------------------------------------------------------

FIXED INCOME FUNDS
Investment Grade Bond Fund                  T Shares              7/16/92                STIGX                  784766701
Short-Term Bond Fund                        T Shares              3/15/93                SSBTX                  784766826
-------------------------------------------------------------------------------------------------------------------------

MONEY MARKET FUNDS
Prime Quality Money Market Fund             T Shares               6/8/92                SQTXX                  784766107
-------------------------------------------------------------------------------------------------------------------------
* THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER
  "PERFORMANCE INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.


--------------------------------------------------------------------------------
                     RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund (other than a money market fund) is based on the market prices of the securities a Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY
INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
--------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential
--------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need to receive income on their investment
--------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Capital Appreciation Fund invests primarily in U.S. common stocks and other equity securities that the Adviser believes have strong business fundamentals, such as revenue growth, cash flows and earnings trends. In selecting investments for the Fund, the Adviser chooses companies that it believes have above average growth potential. The Adviser uses a "bottom-up" process based on individual company earnings trends and fundamentals to determine the weighting of the Fund's investments in various equity market sectors. The Adviser's strategy focuses primarily on large-cap stocks but will also utilize mid-cap stocks. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

[Bar Chart Omitted] Plot points are as follows:


1993                  9.89%
1994                 -7.41%
1995                 31.15%
1996                 20.31%
1997                 31.13%
1998                 28.06%
1999                  9.71%
2000                  1.62%
2001                 -6.49%
2002                -21.98%

            BEST QUARTER              WORST QUARTER
               22.93%                    -14.98%
             (12/31/98)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.63%.

                                                                   PROSPECTUS 3
--------------------------------------------------------------------------------
                                                      CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------



THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R) INDEX.

T SHARES                 1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Capital Appreciation
  Fund                   -21.98%      0.82%        8.17%
--------------------------------------------------------------------------------
S&P 500(R)Index          -22.10%     -0.58%        9.34%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                            T SHARES
Investment Advisory Fees                                    1.15%
Other Expenses                                              0.09%
                                                            -----
Total Annual Operating Expenses                             1.24%*
* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                   CAPITAL APPRECIATION FUND - T SHARES 1.22%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $126          $393           $681        $1,500


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4 PROSPECTUS
--------------------------------------------------------------------------------
GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Long-term capital appreciation
    SECONDARY                               Current income

-------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Equity securities
-------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities of companies with market
                                            capitalizations of at least $1.5 billion with attractive
                                            valuation and/or above average earnings potential relative either to their sectors or the market as a whole
-------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for capital appreciation potential and some income with less volatility than the equity markets as a whole

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stocks of domestic companies and listed American Depositary Receipts
(ADRs) of foreign companies, all with market capitalizations of at least $1.5 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings potential to secure the best relative values in each economic sector.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.


[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

[Bar Chart Omitted] Plot points are as follows:

1993                 10.20%
1994                 -0.81%
1995                 29.38%
1996                 19.06%
1997                 27.69%
1998                 18.20%
1999                 14.17%
2000                  1.43%
2001                 -6.60%
2002                -19.64%


            BEST QUARTER              WORST QUARTER
               17.38%                    -18.44%
              (6/30/97)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.96%.

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                                                         GROWTH AND INCOME FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA VALUE INDEX.

T SHARES                 1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Growth and Income
  Fund                  -19.64%      0.54%        8.25%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
  Value Index           -20.85%     -0.85%        9.39%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.


[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                       T SHARES
Investment Advisory Fees                               0.90%
Other Expenses                                         0.09%
                                                       -----
Total Annual Operating Expenses                        0.99%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $101          $315           $547        $1,213




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

6 PROSPECTUS
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High total return through current income and capital appreciation, while preserving the principal amount invested
--------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
--------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
--------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify relatively inexpensive securities in a selected market index
--------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want to receive income from their investment, as well as an increase in the value of the investment
--------------------------------------------------------------------------------------------------------------



[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Investment Grade Bond Fund invests at least 80% of its net assets in investment grade fixed income securities. The Adviser focuses on corporate debt securities, U.S. Treasury obligations, and mortgage-backed securities. In selecting investments for the Fund, the Adviser tries to minimize risk while attempting to outperform selected market indices. Currently, the Adviser's selected index is the Lehman Brothers U.S. Government/Credit Index, a widely-recognized, unmanaged index of investment grade government and corporate debt securities. The Adviser seeks to invest more in portions of the Index that seem relatively inexpensive, and less in those that seem expensive. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of historical data, yield information and credit ratings. The Adviser anticipates that the Fund's average weighted maturity will range from 4 to 10 years. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.


[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION


The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

[Bar Chart Omitted] Plot points are as follows:

1993                 10.84%
1994                 -3.32%
1995                 17.80%
1996                  2.34%
1997                  9.08%
1998                  9.19%
1999                 -1.53%
2000                  6.57%
2001                  9.06%
2002                  7.42%

            BEST QUARTER              WORST QUARTER
                6.11%                    -2.67%
              (6/30/95)                 (3/31/94)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 4.46%.

                                                                   PROSPECTUS 7
--------------------------------------------------------------------------------
                                                     INVESTMENT GRADE BOND FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE LIPPER INTERMEDIATE INVESTMENT-GRADE DEBT FUNDS OBJECTIVE.

T SHARES                 1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Investment Grade
  Bond Fund               7.42%      6.06%        6.58%
--------------------------------------------------------------------------------
Lehman Brothers
  U.S. Government/
  Credit Index           11.02%      7.61%        7.61%
--------------------------------------------------------------------------------
Lehman Brothers U.S.
  Aggregate Bond
  Index                  10.27%      7.54%        7.51%
--------------------------------------------------------------------------------
Lipper Intermediate
  Investment-Grade
  Debt Funds
  Objective               8.14%      6.36%        6.70%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers U.S. Government/Credit Index is a widely-recognized composite made up of the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index, which include U.S. government, Treasury and agency securities, as well as high grade corporate bonds. The Lehman Brothers U.S. Aggregate Bond Index is a widely-recognized index of securities that are SEC-registered, taxable, and dollar denominated. The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lipper Intermediate Investment-Grade Debt Funds Objective is a widely-recognized, equally weighted average that invests primarily in investment grade debt issues (rated in the top four grades) with dollar-weighted average maturities of five to ten years. The number of funds in the Objective varies.


[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      T SHARES
Investment Advisory Fees                              0.74%
Other Expenses                                        0.09%
                                                      -----
Total Annual Operating Expenses                       0.83%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                   INVESTMENT GRADE BOND FUND - T SHARES 0.81%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $85          $265           $460        $1,025


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

8 PROSPECTUS
--------------------------------------------------------------------------------
MID-CAP EQUITY FUND
--------------------------------------------------------------------------------


[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             Capital appreciation
--------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. mid-cap common stocks
--------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate to high
--------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify companies with above average growth potential at an attractive price
--------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow and who are willing to accept more volatility for the possibility of higher returns
--------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Mid-Cap Equity Fund invests at least 80% of its net assets in a diversified portfolio of common stocks and other equity securities of U.S. companies that have small- to mid-sized capitalizations (i.e., companies with market capitalizations of $500 million to $10 billion or companies in the Russell Midcap(R) Index). In selecting investments for the Fund, the Adviser chooses companies that, in its opinion, offer above average stock price appreciation relative to other companies in the same economic sector. The Adviser utilizes proprietary, sector based models to rank stocks in each sector of the small- and mid-cap markets. These models utilize fundamental stock characteristics such as growth rates and cash flows. The Adviser utilizes fundamental research in the creation, maintenance, and enhancement of the sector based models to reflect change in the underlying small- and mid-cap markets.

Risk management is utilized extensively and a critical component of the overall investment process. The strategy is diversified with 100 to 140 stocks in the portfolio. Each stock is generally limited to no more than two percent of the portfolio. The portfolio is managed to reduce tracking error and overall volatility to the benchmark.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small- and mid-cap common stocks may underperform other segments of the equity market or the equity market as a whole. The small- and mid-cap sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*


[Bar Chart Omitted] Plot points are as follows:

1995                 31.22%
1996                 15.42%
1997                 21.23%
1998                  6.48%
1999                 16.14%
2000                 -2.97%
2001                  2.38%
2002                -28.78%

            BEST QUARTER              WORST QUARTER
               24.73%                    -19.96%
             (12/31/98)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.66%.

                                                                  PROSPECTUS 9
--------------------------------------------------------------------------------
                                                           MID-CAP EQUITY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL MIDCAP(R) INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P MID CAP 400(R) INDEX, BUT THE ADVISER BELIEVES THAT THE RUSSELL MIDCAP(R) INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

T SHARES                 1 YEAR     5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Mid-Cap Equity
Fund                    -28.78%     -2.63%        5.27%
--------------------------------------------------------------------------------
Russell Midcap(R)
  Index                 -16.18%      2.19%        9.20%
--------------------------------------------------------------------------------
S&P Mid Cap 400(R)
  Index                 -14.51%      6.41%       11.57%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON FEBRUARY 2, 1994. BENCHMARK RETURNS SINCE JANUARY 31, 1994 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell Midcap(R) Index is a widely-recognized index that measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 26% of the total market capitalization of the Russell 1000(R) Index. The Russell 1000(R) Index is a widely-recognized comprehensive large-cap index measuring the performance of the largest 1,000 U.S. incorporated companies. Each security in the Russell 1000(R) Index is float-adjusted market capitalization-weighted to ensure investable positions. The S&P Mid Cap 400(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 400 domestic mid-cap stocks chosen for market size, liquidity, and industry group representation.


[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                          T SHARES
Investment Advisory Fees                                  1.15%
Other Expenses                                            0.10%
                                                          -----
Total Annual Operating Expenses                           1.25%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                      MID-CAP EQUITY FUND - T SHARES 1.22%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $127          $397           $686        $1,511




--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

10 PROSPECTUS
--------------------------------------------------------------------------------
PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital and liquidity
-------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Money market instruments
-------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify money market instruments with the most attractive risk/return trade-off
-------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Conservative investors who want to receive current income from their investment
-------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Prime Quality Money Market Fund invests exclusively in high quality U.S. money market instruments and foreign money market instruments denominated in U.S. dollars. In selecting investments for the Fund, the Adviser tries to increase income without adding undue risk. The Adviser analyzes maturity, yields, market sectors and credit risk. Investments are made in money market instruments with the most attractive risk/return trade-off. As a money market fund, the Fund follows strict rules about credit risk, maturity and diversification of its investments.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

An investment in the Fund is subject to income risk, which is the possibility that the Fund's yield will decline due to falling interest rates. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. In addition, although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in the Fund.


[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*


[Bar Chart Omitted] Plot points are as follows:

1993                  2.77%
1994                  3.77%
1995                  5.47%
1996                  4.99%
1997                  5.15%
1998                  5.10%
1999                  4.74%
2000                  6.04%
2001                  3.72%
2002                  1.44%

            BEST QUARTER              WORST QUARTER
                1.55%                     0.33%
              (9/30/00)                (12/31/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 0.41%.

                                                                 PROSPECTUS 11
--------------------------------------------------------------------------------
                                               PRIME QUALITY MONEY MARKET FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE IMONEYNET, INC. FIRST TIER RETAIL AVERAGE.

T SHARES                 1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Prime Quality Money
  Market Fund             1.44%      4.20%        4.31%
--------------------------------------------------------------------------------
iMoneyNet, Inc.
  First Tier Retail
  Average                 1.09%      3.98%        4.16%
--------------------------------------------------------------------------------

To obtain more information about the Fund's current yield, call 1-800-814-3397.

--------------------------------------------------------------------------------
WHAT IS AN AVERAGE?
--------------------------------------------------------------------------------
An average is a composite of mutual funds with similar investment goals. The iMoneyNet, Inc. First Tier Retail Average is a widely-recognized composite of money market funds that invest in securities rated in the highest category by at least two recognized rating agencies. The number of funds in the Average varies.




[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      T SHARES
Investment Advisory Fees                              0.65%
Other Expenses                                        0.09%
                                                      -----
Total Annual Operating Expenses                       0.74%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                PRIME QUALITY MONEY MARKET FUND - T SHARES 0.63%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $76          $237           $411         $918



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

12 PROSPECTUS
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND
--------------------------------------------------------------------------------






[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOAL                             High current income, while preserving capital
-------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            Investment grade U.S. government and corporate debt securities
-------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Low
-------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify securities that offer a comparably better return than similar securities for a given level of credit risk
-------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Income oriented investors who are willing to accept increased risk for the possibility of returns greater than money market investing
-------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Short-Term Bond Fund invests at least 80% of its net assets in a diversified portfolio of short- to medium-term investment grade U.S. Treasury, corporate debt, mortgage-backed and asset-backed securities. The Fund expects that it will normally maintain an effective maturity of 3 years or less. In selecting investments for the Fund, the Adviser attempts to identify securities that offer a comparably better investment return for a given level of credit risk. For example, short-term bonds generally have better returns than money market instruments, with a fairly modest increase in credit risk and/or volatility. The Adviser manages the Fund from a total return perspective. That is, the Adviser makes day-to-day investment decisions for the Fund with a view towards maximizing returns. The Adviser analyzes yields, market sectors and credit risk in an effort to identify attractive investments with the best risk/reward trade-off. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.



[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed and asset-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans or underlying assets such as truck and auto loans, leases and credit card receivables. Mortgage-backed and asset-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loan, receivables or other assets underlying these securities. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed or asset-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in the market place. When interest rates fall, however, mortgage-backed and asset-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayment or prepayment of the underlying asset that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed or asset-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.




[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*


[Bar Chart Omitted] Plot points are as follows:

1994                 -0.07%
1995                 11.77%
1996                  3.90%
1997                  6.78%
1998                  6.84%
1999                  0.92%
2000                  7.64%
2001                  7.54%
2002                  2.59%


            BEST QUARTER              WORST QUARTER
                3.86%                    -0.75%
              (9/30/01)                (12/31/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 2.04%.

                                                                 PROSPECTUS 13
--------------------------------------------------------------------------------
                                                          SHORT-TERM BOND FUND
--------------------------------------------------------------------------------


THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE CITIGROUP 1-3 YEAR TREASURY/GOVERNMENT/ CREDIT INDEX.

T SHARES                 1 YEAR     5 YEARS  SINCE INCEPTION*
--------------------------------------------------------------------------------
Short-Term Bond
  Fund                    2.59%      5.07%        5.26%
--------------------------------------------------------------------------------
Citigroup 1-3 Year
  Treasury/Government/
  Credit Index            6.28%      6.69%        6.12%
--------------------------------------------------------------------------------
* SINCE INCEPTION OF THE T SHARES ON MARCH 15, 1993. BENCHMARK RETURNS SINCE FEBRUARY 28, 1993 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).



--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Citigroup 1-3 Year Treasury/Government/Credit Index is a widely-recognized index of U.S. Treasury securities, government agency obligations, and corporate debt securities rated at least investment grade (BBB). The securities in the Index have maturities of 1 year or greater and less than 3 years.






[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                T SHARES
Investment Advisory Fees                        0.65%
Other Expenses                                  0.10%
                                                -----
Total Annual Operating Expenses                 0.75%*

* THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE MOST RECENT FISCAL YEAR WERE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER WAIVED A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THIS FEE WAIVER REMAINS IN PLACE AS OF THE DATE OF THIS PROSPECTUS, BUT THE ADVISER MAY DISCONTINUE ALL OR PART OF THIS FEE WAIVER AT ANY TIME. WITH THIS FEE WAIVER, THE FUND'S NET TOTAL OPERATING EXPENSES WERE AS FOLLOWS:

                      SHORT-TERM BOND FUND - T SHARES 0.70%




--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $77          $240           $417         $930


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

14 PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------





[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY
INVESTMENT GOAL                             Long-term capital appreciation
--------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. small cap common stocks of growth companies
--------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      High
--------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Identifies small cap companies with above average growth potential
--------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who want the value of their investment to grow, but do not need current income
--------------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Small Cap Growth Stock Fund invests at least 80% of its net assets in small U.S. companies with market capitalizations between $50 million and $3 billion in size. The Fund's investment philosophy is based on the premise that a portfolio of small cap stocks with positive earnings trends, reasonable valuation, and strong fundamentals will provide superior returns over time. The Adviser selects companies with strong current earnings growth, improving profitability, a strong balance sheet, strong current and projected business fundamentals, and priced at reasonable valuations. The Adviser believes in executing a very disciplined and objective investment process and in controlling risk through a broadly diversified portfolio. Due to its investment strategy, the Fund may buy and sell securities frequently, which may result in higher transaction costs and the potential for capital gains tax liabilities.



[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.




[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.


THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

[Bar Chart Omitted] Plot points are as follows:

1999                 20.55%
2000                 11.76%
2001                 -0.82%
2002                -22.71%


            BEST QUARTER              WORST QUARTER
               23.93%                    -22.83%
             (12/31/01)                 (9/30/01)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 16.20%.

                                                                 PROSPECTUS 15
--------------------------------------------------------------------------------
                                                   SMALL CAP GROWTH STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX. PREVIOUSLY, THE FUND'S RETURNS HAD BEEN COMPARED TO THE S&P SMALL CAP 600(R) INDEX, BUT THE ADVISER BELIEVES THAT THE S&P SMALL CAP 600(R)/BARRA GROWTH INDEX BETTER REPRESENTS THE FUND'S INVESTMENT STRATEGY.

T SHARES                            1 YEAR   SINCE INCEPTION*
--------------------------------------------------------------------------------
Small Cap Growth
  Stock Fund                       -22.71%       10.26%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)/BARRA
  Growth Index                     -15.36%        4.93%
--------------------------------------------------------------------------------
S&P Small Cap 600(R)
  Index                            -14.63%        7.21%
--------------------------------------------------------------------------------
* SINCE THE INCEPTION OF THE T SHARES ON OCTOBER 8, 1998. BENCHMARK RETURNS SINCE SEPTEMBER 30, 1998 (BENCHMARK RETURNS AVAILABLE ONLY ON A MONTH END BASIS).


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P Small Cap 600(R)/BARRA Growth Index is a widely-recognized index that measures the performance of the small-capitalization growth sector of the U.S. equity market. It is a subset of the S&P 600(R) Index consisting of those companies with the highest price-to-book ratios within the S&P 600(R) Index. The S&P 600(R) Index is a widely-recognized, market-value weighted index composed of 600 domestic stocks chosen for market size, liquidity, and industry group representation. The S&P Small Cap 600(R) Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of 600 domestic small cap stocks.




[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                     T SHARES
Investment Advisory Fees                             1.15%
Other Expenses                                       0.09%
                                                     -----
Total Annual Operating Expenses                      1.24%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
       $126          $393           $681        $1,500



--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

16 PROSPECTUS
--------------------------------------------------------------------------------
VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------



[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Current income
    SECONDARY                               Capital appreciation
-------------------------------------------------------------------------------------------------------------
INVESTMENT FOCUS                            U.S. common stocks
-------------------------------------------------------------------------------------------------------------
SHARE PRICE VOLATILITY                      Moderate
-------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify high dividend-paying, undervalued stocks
-------------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who are looking for current income and capital
                                            appreciation with less volatility than the average stock fund
-------------------------------------------------------------------------------------------------------------


[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

The Value Income Stock Fund invests at least 80% of its net assets in common stocks and other equity securities of companies. In selecting investments for the Fund, the Adviser primarily chooses U.S. companies that have a market capitalization of at least $2 billion and that have a history of paying regular dividends. The Adviser focuses on dividend-paying stocks that trade below their historical value. The Adviser's "bottom-up" approach to stock selection emphasizes individual stocks over economic trends.



[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.




[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on February 12, 1993. Performance prior to February 12, 1993 is that of the Adviser's similarly managed collective investment fund, which began operating on October 31, 1989. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective investment fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.


THE BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE FUND'S T SHARES FROM YEAR TO YEAR.*

[Bar Chart Omitted] Plot points are as follows:

1993                 11.14%
1994                  3.54%
1995                 35.93%
1996                 19.46%
1997                 27.08%
1998                 10.58%
1999                 -2.93%
2000                 10.85%
2001                 -0.95%
2002                -15.47%

            BEST QUARTER              WORST QUARTER
               15.35%                    -19.90%
              (6/30/99)                 (9/30/02)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 6.85%.

                                                                  PROSPECTUS 17
--------------------------------------------------------------------------------
                                                     VALUE INCOME STOCK FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE S&P 500(R)/BARRA
VALUE INDEX.

T SHARES                 1 YEAR     5 YEARS      10 YEARS
--------------------------------------------------------------------------------
Value Income
  Stock Fund            -15.47%     -0.08%        8.99%
--------------------------------------------------------------------------------
S&P 500(R)/BARRA
  Value Index           -20.85%     -0.85%        9.39%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------
An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500(R)/BARRA Value Index is a widely-recognized index comprised of securities in the S&P 500(R) Index that have lower price-to-book ratios. The S&P 500(R) Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall U.S. equity market's industry weightings.




[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                 T SHARES
Investment Advisory Fees                         0.80%
Other Expenses                                   0.09%
                                                 -----
Total Annual Operating Expenses                  0.89%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR        3 YEARS        5 YEARS     10 YEARS
        $91          $284           $493        $1,096


--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------
Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

18 PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER GRAPHIC OMITTED]   MORE INFORMATION ABOUT RISK

EQUITY RISK

CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
VALUE INCOME STOCK FUND

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

FIXED INCOME RISK

INVESTMENT GRADE BOND FUND
SHORT-TERM BOND FUND

The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITY RISKS

GROWTH AND INCOME FUND

Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or

                                                                 PROSPECTUS 19
--------------------------------------------------------------------------------
                                                            INVESTMENT ADVISER
--------------------------------------------------------------------------------

liquidity purposes, each Fund (except the Prime Quality Money Market Fund) may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, the Investment Grade Bond and Short-Term Bond Funds each may shorten its average weighted maturity to as little as 90 days. A Fund (other than the Prime Quality Money Market Fund) will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.


[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of:

    CAPITAL APPRECIATION FUND                         1.13%
    GROWTH AND INCOME FUND                            0.90%
    INVESTMENT GRADE BOND FUND                        0.72%
    MID-CAP EQUITY FUND                               1.13%
    PRIME QUALITY MONEY MARKET FUND                   0.54%
    SHORT-TERM BOND FUND                              0.60%
    SMALL CAP GROWTH STOCK FUND                       1.15%
    VALUE INCOME STOCK FUND                           0.80%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.


PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has co-managed the SHORT-TERM BOND FUND since January 2003. He has more than 16 years of investment experience.

Mr. Chad Deakins, CFA, has served as Vice President of Trusco since May 1996. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Deakins worked at SunTrust Bank. He has more than 9 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. (STI) since 1983. Mr. Denney has co-managed the INVESTMENT GRADE BOND FUND since it began operating in June 1992. He has more than 26 years of investment experience.

Mr. Mark D. Garfinkel, CFA, has served as a Portfolio Manager of Trusco since 1994. He has managed the SMALL CAP GROWTH STOCK FUND since it began operating in October 1998. He has more than 16 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the INVESTMENT GRADE BOND FUND since May 2003. He has more than 33 years of investment experience.

Mr. Jeffrey E. Markunas, CFA, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President of Trusco since January 1999

20 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


and Senior Vice President and Director of Equity Management for Crestar Asset Management Company from 1992 until July 2000. Mr. Markunas has managed the GROWTH AND INCOME FUND since it began operating in September 1992. He has more than 19 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the SHORT-TERM BOND FUND since January 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 21 years of investment experience.

Mr. Robert J. Rhodes, CFA, joined Trusco in 1973. Mr. Rhodes has served as Executive Vice President and head of the equity funds group at Trusco since February 2000, after serving as Director of Research at Trusco from 1980 to 2000. He has managed the CAPITAL APPRECIATION FUND since June 2000. He has more than 30 years of investment experience.

Mr. Mills Riddick, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI since 1994. He has managed the VALUE INCOME STOCK FUND since April 1995. He has more than 21 years of investment experience.

Mr. Kevin Shea, CFA, has served as a Portfolio Manager since joining Trusco in February 2003. He has co-managed the MID-CAP EQUITY FUND since February 2003. Prior to joining Trusco, Mr. Shea founded D.A. Capital Management in May 2001 and worked at Invesco Capital Management, Inc. from September 1999 to April 2001 where he managed mid cap products. From 1995 to August 1999, Mr. Shea worked at John Hancock Funds. He has more than 7 years of investment experience.

Mr. David S. Yealy joined Trusco in 1991. Mr. Yealy has served as Managing Director of Trusco since July 2000, after serving as First Vice President of Trusco since September 1999. He has managed the PRIME QUALITY MONEY MARKET FUND since it began operating in June 1992. He has more than 18 years of investment experience.

[HANDSHAKE GRAPHIC OMITTED]  PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") T Shares of the Funds.


HOW TO PURCHASE FUND SHARES

The Funds offer T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Funds may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.


WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). But you may not do so for shares of the Prime Quality Money Market Fund on federal holidays.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV for each Fund (except the Prime Quality Money Market Fund), the Funds must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Prime Quality Money Market Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to be eligible to receive dividends declared on the day you submit your purchase order, the Prime Quality Money Market Fund must receive

                                                                 PROSPECTUS 21
--------------------------------------------------------------------------------
                                           PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------



your order in proper form before 2:00 p.m., Eastern Time and federal funds (readily available funds) before 4:00 p.m., Eastern Time. Otherwise, your purchase order will be effective the following Business Day, as long as the Prime Quality Money Market Fund receives federal funds before calculating its NAV the following day.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.


HOW THE FUNDS CALCULATE NAV

In calculating NAV, each Fund (except the Prime Quality Money Market Fund) generally values its investment portfolio at market price. In calculating NAV for the Prime Quality Money Market Fund, the Fund generally values its investment portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable or a Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. The Prime Quality Money Market Fund expects its NAV to remain constant at $1.00 per share, although the Fund cannot guarantee this.

The Growth and Income Fund holds securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the NAV of the Fund's investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.



CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (e.g., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds

22 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


(e.g., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.


HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Funds or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Funds receive your request.

Redemption orders must be received by the Prime Quality Money Market Fund on any Business Day before 2:00 p.m., Eastern Time. Orders received after 2:00 p.m., Eastern Time will be executed the following Business Day.


RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after the Funds receive your request but it may take up to seven days.


REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders), the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

                                                                PROSPECTUS  23
--------------------------------------------------------------------------------
                                            DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------


DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.


DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its net investment income as follows:

DECLARED DAILY AND DISTRIBUTED MONTHLY
--------------------------------------------------------------------------------
INVESTMENT GRADE BOND FUND
PRIME QUALITY MONEY MARKET FUND
SHORT-TERM BOND FUND

QUARTERLY
--------------------------------------------------------------------------------
CAPITAL APPRECIATION FUND
GROWTH AND INCOME FUND
MID-CAP EQUITY FUND
SMALL CAP GROWTH STOCK FUND
VALUE INCOME STOCK FUND

Each Fund makes distributions of its net realized capital gains, if any, at least annually. If the SunTrust 401(k) Plan owns Fund shares on a Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.


TAXES


PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through the SunTrust 401(k) Plan. Generally, you will not owe taxes on these distributions until you begin withdrawals from the Plan. Redemptions of Fund shares resulting in withdrawals from the Plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. If you have questions about the tax consequences of Plan withdrawals, you should consult your tax advisor; the Plan's Summary Plan Description in the SunTrust Employee Handbook; BENE, the SunTrust Benefits Service Center, at 1-800-818-2363; or the Plan Administrator, SunTrust Human Resources, P.O. Box 4418, Center 636, Atlanta, Georgia 30302.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

24 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by predecessor independent accounting firms, one of which has ceased operations. The Reports of Independent Accountants for each such period, along with the Funds' financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

For the Periods Ended May 31, (unless otherwise indicated)
For a Share Outstanding Throughout the Periods



                                                                 NET REALIZED                            DISTRIBUTIONS
                                        NET ASSET       NET           AND                    DIVIDENDS       FROM          TOTAL
                                         VALUE,     INVESTMENT    UNREALIZED                 FROM NET      REALIZED      DIVIDENDS
                                        BEGINNING     INCOME    GAINS (LOSSES) TOTAL FROM   INVESTMENT      CAPITAL         AND
                                        OF PERIOD     (LOSS)   ON INVESTMENTS  OPERATIONS     INCOME         GAINS     DISTRIBUTIONS
                                      --------------------  -------------------- --------------------------------------------------

CAPITAL APPRECIATION FUND
  T Shares
   2003(1)                                 $12.24     $(0.03)       $(1.19)       $(1.22)      $   --        $   --       $   --
   2002                                     13.89      --            (1.53)        (1.53)          --         (0.12)       (0.12)
   2001                                     17.12      (0.05)        (0.38)        (0.43)          --         (2.80)       (2.80)
   2000                                     16.62       0.02          1.40          1.42           --         (0.92)       (0.92)
   1999                                     16.48       0.05          2.70          2.75        (0.06)        (2.55)       (2.61)

GROWTH AND INCOME FUND (A)
  T Shares
   2003                                    $13.80      $0.13        $(1.60)       $(1.47)      $(0.12)       $   --       $(0.12)
   2002                                     15.05       0.09         (1.26)        (1.17)       (0.08)           --        (0.08)
   2001                                     15.53       0.07         (0.04)         0.03        (0.08)        (0.43)       (0.51)
   2000                                     16.09       0.11          0.55          0.66        (0.10)        (1.12)       (1.22)
   1999(2)                                  15.10       0.04          1.97          2.01        (0.02)        (1.00)       (1.02)

For the year ended November 30:
   1998                                     16.55       0.09          1.64          1.73        (0.09)        (3.09)       (3.18)

INVESTMENT GRADE BOND FUND
  T Shares
   2003                                    $10.24      $0.40         $0.76         $1.16       $(0.46)       $   --       $(0.46)
   2002                                     10.23       0.51          0.01          0.52        (0.51)           --        (0.51)
   2001                                      9.58       0.61          0.65          1.26        (0.61)           --        (0.61)
   2000                                     10.36       0.61         (0.78)        (0.17)       (0.61)           --        (0.61)
   1999                                     10.65       0.56         (0.11)         0.45        (0.56)        (0.18)       (0.74)

MID-CAP EQUITY FUND
  T Shares
   2003(1)                                  $9.79     $(0.03)       $(1.02)*      $(1.05)*     $   --        $   --       $   --
   2002                                     10.95       0.01         (1.17)        (1.16)          --            --           --
   2001                                     14.10      (0.03)        (0.61)        (0.64)          --         (2.51)       (2.51)
   2000                                     12.68      (0.04)         2.32          2.28           --         (0.86)       (0.86)
   1999                                     13.79       0.01          0.07          0.08           --         (1.19)       (1.19)


 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. * Includes redemption fees of $0.01.
(1) Per share data calculated using average shares outstanding method.
(2) For the six month period ended May 31, 1999. All ratios for the period have been annualized.
(A) On May 24, 1999, the CrestFunds Value Fund exchanged all of its assets and certain liabilities for shares of the Growth and Income Fund. The CrestFunds Value Fund is the accounting survivor in this transaction, and as a result, its basis of accounting for assets and liabilities and its operating results for the periods prior to May 24, 1999 have been carried forward in these financial highlights.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS  25
--------------------------------------------------------------------------------
                                                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                                                        RATIO OF NET
                                        NET ASSET                               NET ASSETS,              EXPENSES TO
                                       VALUE, END              TOTAL              END OF                   AVERAGE
                                        OF PERIOD             RETURN +          PERIOD (000)              NET ASSETS
                                     --------------         -----------       ---------------           -------------

CAPITAL APPRECIATION FUND
  T Shares
   2003(1)                                 $11.02               (9.97)%       $1,090,549                      1.22%
   2002                                     12.24              (11.06)         1,204,445                      1.22
   2001                                     13.89               (3.74)         1,177,933                      1.21
   2000                                     17.12                8.98          1,296,927                      1.17
   1999                                     16.62               17.83          1,966,842                      1.17

GROWTH AND INCOME FUND (A)
  T Shares
   2003                                    $12.21              (10.58)%       $  598,862                      0.99%
   2002                                     13.80               (7.80)           792,557                      0.99
   2001                                     15.05                0.11            867,664                      0.99
   2000                                     15.53                4.11            885,109                      1.01
   1999(2)                                  16.09               14.24            634,279                      1.14

For the year ended November 30:
   1998                                     15.10               13.64            577,042                      1.03

INVESTMENT GRADE BOND FUND
  T Shares
   2003                                    $10.94               11.61%        $  821,342                      0.81%
   2002                                     10.24                5.18            886,471                      0.81
   2001                                     10.23               13.55            860,073                      0.81
   2000                                      9.58               (1.76)           998,596                      0.77
   1999                                     10.36                4.25          1,149,068                      0.77

MID-CAP EQUITY FUND
  T Shares
   2003(1)                                 $ 8.74              (10.73)%       $  118,092                      1.22%
   2002                                      9.79              (10.59)           171,813                      1.22
   2001                                     10.95               (6.92)           156,111                      1.21
   2000                                     14.10               19.10            206,545                      1.17
   1999                                     12.68                1.61            254,055                      1.17




                                                                                  RATIO OF NET
                                                              RATIO OF             INVESTMENT
                                       RATIO OF NET         EXPENSES TO         INCOME (LOSS) TO
                                       INVESTMENT           AVERAGE NET           AVERAGE NET
                                        INCOME           ASSETS (EXCLUDING      ASSETS (EXCLUDING         PORTFOLIO
                                       TO AVERAGE           WAIVERS AND            WAIVERS AND             TURNOVER
                                       NET ASSETS         REIMBURSEMENTS)        REIMBURSEMENTS)            RATE
                                     ---------------     -----------------       ---------------         ----------

CAPITAL APPRECIATION FUND
  T Shares
   2003(1)                                  (0.32)%              1.24%                (0.34)%                69%
   2002                                     (0.54)               1.24                 (0.56)                 75
   2001                                     (0.29)               1.24                 (0.32)                 75
   2000                                      0.10                1.26                  0.01                 129
   1999                                      0.29                1.26                  0.20                 147

GROWTH AND INCOME FUND (A)
  T Shares
   2003                                      1.05%               0.99%                 1.05%                 52%
   2002                                      0.63                0.99                  0.63                  68
   2001                                      0.49                0.99                  0.49                  73
   2000                                      0.76                1.01                  0.76                  53
   1999(2)                                   0.49                1.43                  0.20                  31

For the year ended November 30:
   1998                                      0.63                1.21                  0.45                  71

INVESTMENT GRADE BOND FUND
  T Shares
   2003                                      3.92%               0.83%                 3.90%                137%
   2002                                      4.81                0.83                  4.79                 123
   2001                                      6.17                0.84                  6.14                 131
   2000                                      6.05                0.84                  5.98                 202
   1999                                      5.25                0.85                  5.17                 221

MID-CAP EQUITY FUND
  T Shares
   2003(1)                                  (0.31)%              1.25%                (0.34)%               144%
   2002                                     (0.18)               1.24                 (0.20)                 87
   2001                                     (0.24)               1.25                 (0.28)                100
   2000                                     --                   1.25                 (0.08)                131
   1999                                     (0.47)               1.28                 (0.58)                 76


26 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



For the Periods Ended May 31,
For a Share Outstanding Throughout the Periods


                                                                NET REALIZED                            DISTRIBUTIONS
                                       NET ASSET       NET           AND                    DIVIDENDS       FROM          TOTAL
                                        VALUE,     INVESTMENT    UNREALIZED                 FROM NET      REALIZED      DIVIDENDS
                                      BEGINNING      INCOME    GAINS (LOSSES)  TOTAL FROM   INVESTMENT     CAPITAL         AND
                                      OF PERIOD     (LOSS)   ON INVESTMENTS   OPERATIONS     INCOME         GAINS      DISTRIBUTIONS
                                     -----------  ---------  ---------------  ----------   ----------    -----------  --------------
PRIME QUALITY MONEY MARKET FUND
  T Shares
   2003                                   $ 1.00     $ 0.01        $   --         $0.01       $(0.01)       $   --*       $(0.01)
   2002                                     1.00       0.02            --          0.02        (0.02)           --         (0.02)
   2001                                     1.00       0.06            --          0.06        (0.06)           --         (0.06)
   2000                                     1.00       0.05            --          0.05        (0.05)           --         (0.05)
   1999                                     1.00       0.05            --          0.05        (0.05)           --         (0.05)

SHORT-TERM BOND FUND
  T Shares
   2003                                   $10.01     $ 0.33        $ 0.03         $0.36       $(0.33)       $   --        $(0.33)
   2002                                    10.04       0.46         (0.03)         0.43        (0.46)           --         (0.46)
   2001                                     9.65       0.56          0.39          0.95        (0.56)           --         (0.56)
   2000                                     9.91       0.53         (0.25)         0.28        (0.53)        (0.01)        (0.54)
   1999                                    10.05       0.51         (0.10)         0.41        (0.52)        (0.03)        (0.55)

SMALL CAP GROWTH STOCK FUND
  T Shares
   2003(1)                                $17.28     $(0.12)       $(1.72)       $(1.84)      $   --        $(0.25)       $(0.25)
   2002                                    18.37        --          (1.02)        (1.02)          --         (0.07)        (0.07)
   2001                                    18.30      (0.18)         1.71          1.53           --         (1.46)        (1.46)
   2000                                    14.55      (0.08)         4.02          3.94           --         (0.19)        (0.19)
   1999(2)                                 10.00      (0.05)         4.62          4.57           --         (0.02)        (0.02)

VALUE INCOME STOCK FUND
  T Shares
   2003                                   $11.05      $0.15        $(1.33)       $(1.18)      $(0.14)       $   --        $(0.14)
   2002                                    11.61       0.12         (0.56)        (0.44)       (0.12)           --         (0.12)
   2001                                    10.38       0.19          1.24          1.43        (0.20)           --         (0.20)
   2000                                    12.85       0.23         (1.49)        (1.26)       (0.22)        (0.99)        (1.21)
   1999                                    13.90       0.24          1.02          1.26        (0.24)        (2.07)        (2.31)

 +  Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. * Amount represents less than $0.01 per share.
(1) Per share data calculated using average shares outstanding method.
(2) Shares were offered beginning October 8, 1998. All ratios for the period have been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                  PROSPECTUS 27
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



                                                                                                      RATIO OF NET
                                       NET ASSET                             NET ASSETS,              EXPENSES TO
                                       VALUE, END             TOTAL            END OF                  AVERAGE
                                       OF PERIOD             RETURN +        PERIOD (000)              NET ASSETS
                                      -----------           ---------      -----------------         ------------
PRIME QUALITY MONEY MARKET FUND
  T Shares
   2003                                   $ 1.00               1.17%        $4,284,266                     0.63%
   2002                                     1.00               2.29          3,907,203                     0.63
   2001                                     1.00               5.75          3,728,371                     0.63
   2000                                     1.00               5.20          3,311,229                     0.60
   1999                                     1.00               4.83          3,903,232                     0.60

SHORT-TERM BOND FUND
  T Shares
   2003                                   $10.04               3.70%       $   302,708                     0.70%
   2002                                    10.01               4.29            305,884                     0.70
   2001                                    10.04              10.13            215,458                     0.70
   2000                                     9.65               2.87            180,402                     0.67
   1999                                     9.91               4.06            209,904                     0.67

SMALL CAP GROWTH STOCK FUND
  T Shares
   2003(1)                                $15.19             (10.50)%      $   567,714                     1.24%
   2002                                    17.28              (5.55)           593,211                     1.25
   2001                                    18.37               8.33            508,857                     1.24
   2000                                    18.30              27.24            431,478                     1.20
   1999(2)                                 14.55              45.70            152,290                     1.20

VALUE INCOME STOCK FUND
  T Shares
   2003                                   $ 9.73             (10.54)%      $   681,899                     0.89%
   2002                                    11.05              (3.68)           686,014                     0.90
   2001                                    11.61              14.09            704,842                     0.90
   2000                                    10.38             (10.52)           921,797                     0.89
   1999                                    12.85              11.13          1,589,951                     0.92



                                                                                 RATIO OF NET
                                                             RATIO OF             INVESTMENT
                                       RATIO OF NET        EXPENSES TO          INCOME (LOSS) TO
                                        INVESTMENT          AVERAGE NET           AVERAGE NET
                                         INCOME           ASSETS (EXCLUDING      ASSETS (EXCLUDING      PORTFOLIO
                                       TO AVERAGE           WAIVERS AND            WAIVERS AND          TURNOVER
                                       NET ASSETS         REIMBURSEMENTS)        REIMBURSEMENTS)          RATE
                                     ---------------     -----------------       ---------------       ----------
PRIME QUALITY MONEY MARKET FUND
  T Shares
   2003                                     1.14%              0.74%                 1.03%                --
   2002                                     2.22               0.74                  2.11                 --
   2001                                     5.57               0.75                  5.45                 --
   2000                                     5.06               0.75                  4.91                 --
   1999                                     4.69               0.77                  4.52                 --

SHORT-TERM BOND FUND
  T Shares
   2003                                     3.34%              0.75%                 3.29%                89%
   2002                                     4.48               0.75                  4.43                142
   2001                                     5.71               0.76                  5.65                 87
   2000                                     5.40               0.76                  5.31                 70
   1999                                     5.12               0.77                  5.02                108

SMALL CAP GROWTH STOCK FUND
  T Shares
   2003(1)                                 (0.87)%             1.24%                (0.87)%               96%
   2002                                    (1.01)              1.25                 (1.01)               100
   2001                                    (0.95)              1.25                 (0.96)               112
   2000                                    (0.86)              1.23                 (0.89)               110
   1999(2)                                 (0.48)              1.49                 (0.77)                75

VALUE INCOME STOCK FUND
  T Shares
   2003                                     1.68%              0.89%                 1.68%                46%
   2002                                     1.13               0.90                  1.13                 60
   2001                                     1.70               0.90                  1.70                 77
   2000                                     2.02               0.89                  2.02                 62
   1999                                     1.91               0.92                  1.91                 69


28 PROSPECTUS
--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

                                                                 PROSPECTUS 29
--------------------------------------------------------------------------------
                    HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------



INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303


DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


More information about the Funds is available without charge through the following:


STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.



ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                                                STI-PS-018-0400

         (C)2003, SunTrust Banks, Inc. is a federally registered service mark of SunTrust Banks, Inc.

[GRAPHIC OMITTED]

STI CLASSIC FUNDS
SMALL CAP VALUE EQUITY FUND
T SHARES (FORMERLY TRUST SHARES)

    [SUNDIAL GRAPHIC OMITTED]
    PROSPECTUS

    OCTOBER 1, 2003

    SMALL CAP VALUE EQUITY FUND

    FOR PARTICIPANTS OF THE COCA COLA
    ENTERPRISE (CCE) 401(K) PLAN



    INVESTMENT ADVISER
    TO THE FUND:

    TRUSCO CAPITAL MANAGEMENT, INC.
    (the "Adviser")

[STI CLASSIC FUNDS LOGO OMITTED]



THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS
---------------------------
ABOUT THIS PROSPECTUS
---------------------------

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the T Shares (formerly Trust Shares) of the Small Cap Value Equity Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.


THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:





  2   SMALL CAP VALUE EQUITY FUND


  2   FUND SUMMARY


  2   INVESTMENT STRATEGY


  2   WHAT ARE THE PRINCIPAL RISKS OF INVESTING
      IN THIS FUND?


  2   PERFORMANCE INFORMATION


  3   FUND FEES AND EXPENSES


  4   MORE INFORMATION ABOUT RISK


  4   MORE INFORMATION ABOUT FUND INVESTMENTS


  4   INVESTMENT ADVISER


  4   PORTFOLIO MANAGER


  5   PURCHASING AND SELLING FUND SHARES


  7   DIVIDENDS AND DISTRIBUTIONS


  7   TAXES


  8   FINANCIAL HIGHLIGHTS


BACK  HOW TO OBTAIN MORE INFORMATION ABOUT
COVER THE STI CLASSIC FUNDS

--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED]  PURCHASING AND SELLING FUND SHARES

--------------------------------------------------------------------------------
OCTOBER 1, 2003

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                                                          CUSIP/TICKER SYMBOLS
--------------------------------------------------------------------------------

FUND NAME                         CLASS     INCEPTION*    TICKER       CUSIP
--------------------------------------------------------------------------------

Small Cap Value Equity Fund      T Shares    8/31/94      SCETX       784766370
--------------------------------------------------------------------------------

* THE INCEPTION DATE REFLECTS THE BEGINNING OF THE CLASS'S PERFORMANCE HISTORY. THE PERFORMANCE INCLUDED UNDER "PERFORMANCE INFORMATION" MAY INCLUDE THE PERFORMANCE OF OTHER CLASSES OF THE FUND AND/OR PREDECESSORS OF THE FUND.

--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2  PROSPECTUS
--------------------------------------------------------------------------------
SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------
[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

INVESTMENT GOALS
    PRIMARY                                 Capital appreciation
    SECONDARY                               Current income
----------------------------------------------------------------------------------------------------------

INVESTMENT FOCUS                            U.S. small cap equity securities
----------------------------------------------------------------------------------------------------------

SHARE PRICE VOLATILITY                      Moderate

----------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY               Attempts to identify undervalued small cap securities

----------------------------------------------------------------------------------------------------------
INVESTOR PROFILE                            Investors who primarily want the value of their investment to grow, but want to receive some income from their investment
----------------------------------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Small Cap Value Equity Fund invests at least 80% of its net assets in equity securities of small-sized U.S. companies (i.e., companies with market capitalizations under $2 billion). In selecting investments for the Fund, the Adviser chooses companies that it believes are undervalued in the market.

[LIFE PRESERVER GRAPHIC OMITTED]  WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                  THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that small capitalization equity securities may underperform other segments of the equity market or the equity market as a whole.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The bar chart and the performance table that follow illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund began operating as a registered mutual fund on January 31, 1997. Performance prior to January 31, 1997 is that of the Adviser's similarly managed collective investment fund, which began operations on August 31, 1994. The collective fund's performance has been adjusted to reflect the current fees and expenses for T Shares of the Fund. As a collective fund, rather than a registered mutual fund, it was not subject to the same investment and tax restrictions. If it had been, the collective fund's performance would have been lower.

THIS BAR CHART SHOWS CHANGES IN THE PERFORMANCE OF THE
FUND'S T SHARES FROM YEAR TO YEAR.*

                       [Bar Chart Omitted]
                   Plot points are as follows:

                 1995                    30.99%
                 1996                    34.25%
                 1997                    32.59%
                 1998                   -13.45%
                 1999                    -2.72%
                 2000                    17.96%
                 2001                    21.21%
                 2002                    -1.74%

            BEST QUARTER              WORST QUARTER
               19.82%                    -21.99%
              (6/30/99)                 (9/30/98)

* THE PERFORMANCE INFORMATION SHOWN ABOVE IS BASED ON A CALENDAR YEAR. THE FUND'S TOTAL RETURN FROM 1/1/03 TO 6/30/03 WAS 9.60%.

                                                                   PROSPECTUS 3
--------------------------------------------------------------------------------
                                                    SMALL CAP VALUE EQUITY FUND
--------------------------------------------------------------------------------

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002, TO THOSE OF THE RUSSELL 2000(R) VALUE INDEX.

T SHARES                    1 YEAR     5 YEARS    SINCE INCEPTION*
------------------------------------------------------------------------------
Small Cap Value
  Equity Fund               -1.74%       3.42%       13.04%
------------------------------------------------------------------------------

Russell 2000(R)
  Value Index              -11.43%       2.71%        9.97%
------------------------------------------------------------------------------

* SINCE INCEPTION OF THE COLLECTIVE INVESTMENT FUND ON AUGUST 31, 1994.


--------------------------------------------------------------------------------
[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?
--------------------------------------------------------------------------------

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Russell 2000(R) Value Index is a widely-recognized, capitalization weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of companies in the Russell 2000(R) Index with lower growth rates and price-to-book ratios. The Russell 2000(R) Index is a widely-recognized, capitalization-weighted index that consists of a subset of the 3,000 largest U.S. companies.


[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES
This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                                      T SHARES
Investment Advisory Fees                                                1.15%
Other Expenses                                                          0.09%
                                                                        -----
Total Annual Operating Expenses                                         1.24%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

   1 YEAR         3 YEARS         5 YEARS       10 YEARS
    $126            $393            $681         $1,500

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. In addition, the Fund may enter into arrangements with broker-dealers who have agreed to pay certain Fund expenses in return for executing Fund transactions through that broker-dealer. For more information about these fees, see "Investment Adviser."

4  PROSPECTUS
--------------------------------------------------------------------------------
MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------
[LIFE PRESERVER GRAPHIC OMITTED]  MORE INFORMATION ABOUT RISK

EQUITY RISK

Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Adviser uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For the fiscal period ended May 31, 2003, the Adviser received advisory fees of 1.15% of the Fund's daily net assets.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770 Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Brett Barner, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A.
since 1994. He has managed the Fund since it began operating in January 1997 and is supported by a back-up portfolio manager. He has more than 18 years of investment experience.

                                                                   PROSPECTUS 5
--------------------------------------------------------------------------------
                                             PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------
[HANDSHAKE GRAPHIC OMITTED]  PURCHASING AND SELLING
                             FUND SHARES

This section tells you how to purchase or sell (sometimes called "redeem") T Shares of the Fund. Investors purchasing or selling shares through a pension or 401(k) plan should also refer to their Plan documents.

HOW TO PURCHASE FUND SHARES

The Fund offers T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE AND SALE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE OR SELL FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that the market price or amortized cost valuation method is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund (e.g., 72 hours), which may change from time to time, your application will be rejected.

6 PROSPECTUS
--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund (e.g., 96 hours), which may change from time to time. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.

HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request but it may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.

                                                                   PROSPECTUS 7
--------------------------------------------------------------------------------
                                             DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS OF FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income quarterly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If your 401(k) Plan owns Fund shares on the Fund's record date, the Plan is entitled to receive the distribution.

As Plan participants, you will receive dividends and distributions in the form of additional Fund shares if you own shares of the Fund on the date the dividend or distribution is allocated by the Plan. You will, therefore, not receive a dividend or distribution if you do not own shares of the Fund on the date the dividend or distribution is allocated.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

Dividends and distributions will accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan that qualifies for tax-exempt treatment under federal income tax laws. Generally, you will not owe taxes on these distributions until you begin withdrawals from the plan. Withdrawals from the plan are subject to numerous complex and special tax rules and may be subject to a penalty in the case of premature withdrawals. You should consult your plan administrator, your plan's Summary Plan Description, and/or your tax advisor about the tax consequences of plan withdrawals.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

8 PROSPECTUS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's (and its predecessor's) operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information provided below for the periods ended May 31, 2002 and 2003 has been audited by PricewaterhouseCoopers LLP. The information for prior periods has been audited by a predecessor independent accounting firm that has ceased operations. The Reports of Independent Accountants for each such period, along with the Fund's financial statements and related notes, are included in the Annual Reports to Shareholders for such periods. The 2003 Annual Report is available upon request and without charge by calling 1-800-428-6970. The 2003 Annual Report is incorporated by reference into the Statement of Additional Information.

                                                           NET REALIZED                             DISTRIBUTIONS
                                   NET ASSET                   AND                      DIVIDENDS        FROM          TOTAL
                                     VALUE,       NET       UNREALIZED                   FROM NET      REALIZED      DIVIDENDS
                                   BEGINNING  INVESTMENT  GAINS (LOSSES)  TOTAL FROM    INVESTMENT     CAPITAL         AND
                                   OF PERIOD    INCOME    ON INVESTMENTS  OPERATIONS      INCOME        GAINS      DISTRIBUTIONS
                                   ---------  ----------  --------------  ----------    ----------  -------------  -------------
SMALL CAP VALUE EQUITY FUND
  T Shares
   2003                              $14.54      $0.08        $(0.82)       $(0.74)      $(0.07)        $   --        $(0.07)
   2002                               12.21       0.08          2.35          2.43        (0.10)            --         (0.10)
   2001                                9.13       0.17          3.07          3.24        (0.16)            --         (0.16)
   2000                                9.70       0.13         (0.59)        (0.46)       (0.11)            --         (0.11)
   1999                               12.88       0.13         (2.57)        (2.44)       (0.13)         (0.61)        (0.74)

+ Returns are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Amounts designated as "--" are either $0 or have been rounded to $0.

                                                                   PROSPECTUS 9
--------------------------------------------------------------------------------
                                                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                   RATIO OF NET
                                     NET ASSET                                NET ASSETS,           EXPENSES TO
                                    VALUE, END             TOTAL                END OF               AVERAGE
                                     OF PERIOD           RETURN +            PERIOD (000)           NET ASSETS
                                    ----------           --------            ------------          ------------
SMALL CAP VALUE EQUITY FUND
  T Shares
   2003                                $13.73              (5.09)%            $518,468                  1.24%
   2002                                 14.54              20.06               614,199                  1.25
   2001                                 12.21              35.90               401,900                  1.25
   2000                                  9.13              (4.72)              212,074                  1.22
   1999                                  9.70             (18.72)              301,984                  1.22

                                                                             RATIO OF NET
                                                      RATIO OF                INVESTMENT
                                 RATIO OF NET        EXPENSES TO              INCOME TO
                                  INVESTMENT         AVERAGE NET             AVERAGE NET
                                    INCOME         ASSETS (EXCLUDING      ASSETS (EXCLUDING          PORTFOLIO
                                  TO AVERAGE          WAIVERS AND            WAIVERS AND             TURNOVER
                                  NET ASSETS         REIMBURSEMENTS)        REIMBURSEMENTS)            RATE
                                 ------------      -----------------      -----------------          ---------
SMALL CAP VALUE EQUITY FUND
  T Shares
   2003                              0.64%               1.24%                  0.64%                   29%
   2002                              0.67                1.25                   0.67                    29
   2001                              1.72                1.25                   1.72                    86
   2000                              1.31                1.25                   1.28                    65
   1999                              1.27                1.27                   1.22                    63

--------------------------------------------------------------------------------
HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303



DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's manager about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.


TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:


BY TELEPHONE: Call 1-800-428-6970

BY MAIL: Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456


FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.



                                                                 STI-PS-026-0400

                                STI CLASSIC FUNDS


                                    T SHARES
                             (FORMERLY TRUST SHARES)


                                   PROSPECTUS


                                 OCTOBER 1, 2003


          CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT
                                INCOME PLUS FUND

                         INVESTMENT ADVISER TO THE FUND:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

---------------------
ABOUT THIS PROSPECTUS
---------------------


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about the T Shares of the Classic Institutional U.S. Government Securities Super Short Income Plus Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                          PAGE
     CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES
         SUPER SHORT INCOME PLUS FUND...................................... 2
         FUND SUMMARY...................................................... 2
         INVESTMENT STRATEGY............................................... 2
         WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?........... 2
         PERFORMANCE INFORMATION........................................... 3
         FUND FEES AND EXPENSES............................................ 4
     MORE INFORMATION ABOUT RISK........................................... 5
     MORE INFORMATION ABOUT FUND INVESTMENTS............................... 5
     INVESTMENT ADVISER ................................................... 6
     PORTFOLIO MANAGER..................................................... 6
     PURCHASING AND SELLING FUND SHARES.................................... 6
     DIVIDENDS AND DISTRIBUTIONS...........................................10
     TAXES.................................................................10
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS..........................................Back Cover


[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED] WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

                                                                    PROSPECTUS 1

--------------------------------------------------------------------------------
                         RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

2 PROSPECTUS

--------------------------------------------------------------------------------
CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------

[SUITCASE GRAPHIC] FUND SUMMARY

INVESTMENT GOAL                   High current income consistent with preserving
                                  capital and maintaining liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                  Short-duration U.S. government securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY            Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY     Attempts to identify short duration
                                  U.S. government securities that offer a
                                  comparably better return potential and yield
                                  than money market funds
--------------------------------------------------------------------------------
INVESTOR PROFILE                  Conservative investors seeking to maximize
                                  income consistent with limited share price
                                  volatility and the relative safety of
                                  U.S. government securities
--------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional U.S. Government Securities Super Short Income Plus Fund invests at least 80% of its net assets in short duration U.S. Treasury securities, U.S. agency securities, U.S. agency mortgage-backed securities, repurchase agreements, and other U.S. government securities. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING
                                 IN THIS FUND?

The price per share (net asset value or NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be a result of economic developments or Federal Reserve policy. In general, the NAV of the Fund will rise when interest rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) investing the Fund in U.S. government and agency securities.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Also, longer-term securities are

                                                                    PROSPECTUS 3

--------------------------------------------------------------------------------
   CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND
--------------------------------------------------------------------------------

generally more volatile than shorter-term securities, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that U.S. government debt securities may underperform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Fund's T Shares have not yet commenced operations and, therefore, do not have any performance history.

4 PROSPECTUS

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------

                                                   T SHARES
Investment Advisory Fees                           0.40%
Other Expenses                                     0.53%*
                                                   ----
Total Annual Operating Expenses                    0.93%**

 * OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS
FOLLOWS:

         Classic Institutional U.S. Government Securities Super Short
         Income Plus Fund - T Shares               0.65%


--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                          1 YEAR                       3 YEARS
                           $95                           $296

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser."

                                                                    PROSPECTUS 5

--------------------------------------------------------------------------------
                                                     MORE INFORMATION ABOUT RISK
--------------------------------------------------------------------------------

[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK

FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITIES RISK -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.


[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

6 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER


Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive 0.40% as a percentage of the Fund's daily net assets.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Robert W. Corner has served as a Vice President of Trusco since September 1996. Mr. Corner has managed the Fund since it began operating in April 2002 and is supported by a back-up portfolio manager. He has more than 16 years of investment experience.

[HANDSHAKE GRAPHIC OMITTED] PURCHASING AND SELLING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange T Shares of the Fund.

HOW TO PURCHASE FUND SHARES

The Fund offers T Shares only to financial institutions or intermediaries, including subsidiaries of SunTrust Banks, Inc. (SunTrust), for their own or their customers' accounts for which they act as fiduciary, agent, investment adviser, or custodian. As a result, you, as a customer of a financial institution may purchase T Shares through accounts made with financial institutions. T Shares will be held of record by (in the name of) your financial institution. Depending upon the terms of your account, however, you may have, or be given, the right to vote your T Shares. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

                                                                    PROSPECTUS 7

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

WHEN CAN YOU PURCHASE SHARES?


You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500,000 in T Shares of the Fund.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

8 PROSPECTUS

--------------------------------------------------------------------------------
PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------


When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund (E.G., 96 hours), which may change from time to time. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.


HOW TO SELL YOUR FUND SHARES

You may sell your shares on any Business Day by contacting SunTrust or your financial institution. SunTrust or your financial institution will give you information about how to sell your shares including any specific cut-off times required.

                                                                    9 PROSPECTUS

--------------------------------------------------------------------------------
                                              PURCHASING AND SELLING FUND SHARES
--------------------------------------------------------------------------------

Holders of T Shares may sell shares by following the procedures established when they opened their account or accounts with the Fund or with their financial institution or intermediary. The sale price of each share will be the next NAV determined after the Fund receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but may take up to seven days.

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.


TELEPHONE TRANSACTIONS

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.


DISTRIBUTION OF FUND SHARES

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.

10 PROSPECTUS

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.


TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains and will not qualify for the reduced tax rates applicable to qualified dividend income. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund expects to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

The Fund expects that a substantial portion of Fund distributions will represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. Government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

--------------------------------------------------------------------------------
                      HOW TO OBTAIN MORE INFORMATION ABOUT THE STI CLASSIC FUNDS
--------------------------------------------------------------------------------




                               STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                               STI CLASSIC FUNDS


                                    L SHARES
                             (FORMERLY FLEX SHARES)

                                   PROSPECTUS

                                 OCTOBER 1, 2003


               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

                         INVESTMENT ADVISER TO THE FUND:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios that have individual investment goals and strategies. This prospectus gives you important information about L Shares of the Classic Institutional Super Short Income Plus Fund (Fund) that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:

                                                                     PAGE
     CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND...............XXX
         FUND SUMMARY.................................................XXX
         INVESTMENT STRATEGY..........................................XXX
         WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THIS FUND?......XXX
         PERFORMANCE INFORMATION......................................XXX
         FUND FEES AND EXPENSES.......................................XXX
     MORE INFORMATION ABOUT RISK......................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................XXX
     INVESTMENT ADVISER ..............................................XXX
     PORTFOLIO MANAGER................................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................XXX
     DIVIDENDS AND DISTRIBUTIONS......................................XXX
     TAXES............................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS............................................Back Cover


--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED]  PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR BILL GRAPHIC OMITTED]  SALES CHARGES

--------------------------------------------------------------------------------

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help the Fund achieve its goal. Still, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on the Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                 High current income consistent with preserving
                                capital and maintaining liquidity
--------------------------------------------------------------------------------
INVESTMENT FOCUS                Short duration investment grade money market
                                and fixed income securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY          Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY   Attempts to identify short duration securities
                                that offer a comparably better return potential
                                and yield than money market funds
--------------------------------------------------------------------------------
INVESTOR PROFILE                Conservative investors seeking to maximizeincome
                                consistent with limited share price volatility
--------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional Super Short Income Plus Fund invests at least 80% of its net assets in short duration, investment grade money market and fixed income securities including, but not limited to, U.S. Treasury and agency securities, obligations of supranational entities and foreign governments, domestic and foreign corporate debt obligations, taxable municipal debt securities, mortgage backed and asset backed securities, repurchase agreements, and other mutual funds. The Fund normally expects to maintain an average effective duration between three months and one year. Individual purchases will generally be limited to securities with a maturity/average life of less than three years. In selecting investments for the Fund, the Adviser attempts to maximize income by identifying securities that offer an acceptable yield for a given level of credit risk and maturity. Most securities are purchased with the intent to hold to maturity. However, circumstances may warrant or require that securities be sold prior to maturity.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The price (NAV) of the Fund will fluctuate depending on general changes in interest rates as well as changes in the yields of the specific securities in the Fund. General (or macro) changes in interest rates may be as a result of economic developments or Federal Reserve policy while issuer specific changes in yield may be as a result of a change in creditworthiness of a particular issuer or industry. In general, the NAV of the Fund will rise when interests rates fall, and likewise, the NAV of the Fund will fall when interest rates rise. An objective of the Fund is to minimize NAV fluctuation by (a) maintaining the Fund average weighted duration between three months and one year and (b) diversifying the Fund among issuers and industries.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that short-term U.S. government debt securities may under perform other segments of the fixed income market or the fixed income market as a whole.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Fund's L Shares have not yet commenced operations and, therefore, do not have any performance history.

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES


This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                   L SHARES
Maximum Deferred Sales Charge (Load)
 (as a percentage of net asset value)*             2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL L SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                   L SHARES
Investment Advisory Fees                           0.50%
Distribution and Service (12b-1) Fees              0.50%
Other Expenses                                     0.40%*
                                                   -------
Total Annual Operating Expenses                    1.40%**

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR. ** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
    ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

     Classic Institutional Super Short Income Plus Fund -- L Shares     0.95%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR                 3 YEARS
         $343                   $443

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR                 3 YEARS
         $143                   $443

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK


FIXED INCOME RISK -- The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITIES RISK -- Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies, and the Fund will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, the Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with the Fund's objectives. In addition, the Fund may shorten its average weighted maturity to as little as 90 days. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, the Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the investment adviser to the Fund. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For its advisory services to the Fund, the Adviser is entitled to receive advisory fees of 0.50% as a percentage of the Fund's daily net assets.


The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.


The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of the Fund.

Information regarding the Adviser's, and thus the Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Fund's Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGER

Mr. Robert W. Corner has served as Vice President of Trusco since September 1996. He has managed the Fund since it began operating in April 2002 and is supported by a back-up portfolio manager. He has more than 16 years of investment experience.


[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange L Shares of the Fund.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Fund by:

o        Mail*
o        Telephone (1-800-874-4770)
o        Wire
o        Automated Clearing House (ACH)

*  THE FUND DOES NOT ACCEPT CASH AS PAYMENT FOR FUND SHARES.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding the Fund to your institution. The Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).


The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. The Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, the Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.


YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUND CALCULATES NAV

In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $50,000 in L Shares of the Fund.

Your subsequent investments in the Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. The Fund may accept investments of smaller amounts for either class of shares at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase shares automatically through regular deductions from your account. With a $50,000 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying L Shares, you should plan on investing at least $50,000 in the Fund during the first two years.


CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund (E.G., 96 hours), which may change from time to time. If the Fund is unable to verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.


[DOLLAR BILL GRAPHIC OMITTED] SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC)

You do not pay a sales charge when you purchase L Shares. The offering price of L Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Fund receives your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of L Shares of one Fund for L Shares of another Fund.


WAIVER OF CDSC

The CDSC will be waived if you sell your L Shares for the following reasons:

o  to make certain withdrawals from a retirement plan (not including IRAs);
o  because of death or disability; or
o for certain payments under the Systematic Withdrawal Plan - up to 12% annually of the value of your shares of each Fund held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail).


If you own your shares through a brokerage account with SunTrust, you may sell your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

If you would like to sell $25,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request less any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within five Business Days after the Fund receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $50,000 due to redemptions you may be required to sell your shares. But, the Fund will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.


SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for L Shares of any other STI Classic Fund on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. You may also exchange L Shares of another STI Classic Fund for L Shares of this STI Classic Fund in the same way. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.


EXCHANGES

You may exchange L Shares of any Fund for L Shares of any other Fund. For purposes of computing the CDSC applicable to L Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange L Shares of any STI Classic Fund for L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for L Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.


TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss. The Fund reserves the right to modify, suspend or terminate telephone transaction privileges at any time.


DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While L Shares are sold without any initial sales charge, the Distributor may pay at the time of sale up to 2% of the amount invested to broker-dealers and other financial intermediaries who sell L Shares. Through the distribution plan, the Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.

For L Shares, the maximum distribution fee is 0.50% of the average daily net assets of the Fund.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of the Fund. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Fund for these purposes.


DIVIDENDS AND DISTRIBUTIONS

The Fund declares dividends daily and pays these dividends monthly. The Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

The Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from the Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gains distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund expects to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.

The Fund expects that a portion of Fund distributions will represent interest earned on U.S. obligations. Many states grant tax-free status to dividends paid from interest earned on direct obligations of the U.S. government, subject to certain limitations.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.


ANNUAL AND SEMI-ANNUAL REPORTS

These reports list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Fund
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                                STI CLASSIC FUNDS

                                   BOND FUNDS

                                    L SHARES
                             (FORMERLY FLEX SHARES)

                                   PROSPECTUS

                                 OCTOBER 1, 2003

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND
                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

                        INVESTMENT ADVISER TO THE FUNDS:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Funds is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about L Shares of the Classic Institutional High Quality Bond and Classic Institutional Total Return Bond Funds that you should know before investing. Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. ON THE NEXT PAGE, THERE IS SOME GENERAL INFORMATION YOU SHOULD KNOW ABOUT RISK AND RETURN THAT IS COMMON TO EACH OF THE FUNDS. FOR MORE DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:

                                                                     PAGE
     CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND....................XXX
     CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND....................XXX
     MORE INFORMATION ABOUT RISK.....................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS.........................XXX
     INVESTMENT ADVISER .............................................XXX
     PORTFOLIO MANAGERS..............................................XXX
     PURCHASING, SELLING AND EXCHANGING FUND SHARES..................XXX
     DIVIDENDS AND DISTRIBUTIONS.....................................XXX
     TAXES...........................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC FUNDS...........................................Back Cover

--------------------------------------------------------------------------------

[SUITCASE GRAPHIC OMITTED]  FUND SUMMARY

[TELESCOPE GRAPHIC OMITTED]  INVESTMENT STRATEGY

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING?

[BULLSEYE GRAPHIC OMITTED]  PERFORMANCE INFORMATION

[INDEX CHART GRAPHIC OMITTED]  WHAT IS AN INDEX?

[COINS GRAPHIC OMITTED]  FUND FEES AND EXPENSES

[MOUNTAIN GRAPHIC OMITTED]  MORE INFORMATION ABOUT FUND INVESTMENTS

[MAGNIFIER GRAPHIC OMITTED]  INVESTMENT ADVISER

[HANDSHAKE GRAPHIC OMITTED]  PURCHASING, SELLING AND EXCHANGING FUND SHARES

[DOLLAR BILL GRAPHIC OMITTED]  SALES CHARGES

--------------------------------------------------------------------------------

RISK/RETURN INFORMATION COMMON TO THE STI CLASSIC FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that it believes will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in a Fund, just as you could with other investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in a Fund is based on the market prices of the securities the Funds hold. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely a Fund diversifies its holdings.

CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                Current income and price appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS               High quality fixed income securities
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Low
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Attempts to identify intermediate duration securities that offer solid return potential
                               and yield
--------------------------------------------------------------------------------
INVESTOR PROFILE               Conservative investors seeking to maximize income
                               and yield consistent with intermediate share
                               price volatility
--------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional High Quality Bond Fund invests at least 80% of its assets in high quality fixed income securities, primarily utilizing U.S. government, A rated or higher, corporate bonds and mortgage-backed securities (rated A or better by at least one National Statistical Ratings Organization). The Fund may also invest in futures, options, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments based on the Adviser's analysis of duration, yield curve structure, relative value sector and security analysis. The average duration of the Fund's portfolio will typically range from 3 to 10 years.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities, and therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional High Quality Bond Fund's L Shares have not yet commenced operations and, therefore, do not have any performance history.


[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                  L SHARES
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*             2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL YOUR L SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      L SHARES
Investment Advisory Fees                              0.50%
Distribution and Service (12b-1) Fees                 1.00%
Other Expenses                                        0.30%*
                                                      -------
Total Annual Fund Operating Expenses                  1.80%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
   ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

    Classic Institutional High Quality Bond Fund -- L Shares          1.60%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR                 3 YEARS
         $383                   $566

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR                 3 YEARS
         $183                   $566

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

[SUITCASE GRAPHIC OMITTED] FUND SUMMARY

INVESTMENT GOAL                Current income and price appreciation
--------------------------------------------------------------------------------
INVESTMENT FOCUS               Government, corporate, and mortgage-backed
                               securities, plus other opportunistic investments
--------------------------------------------------------------------------------
SHARE PRICE VOLATILITY         Moderate
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY  Attempts to recognize relative value in fixed income markets
--------------------------------------------------------------------------------
INVESTOR PROFILE               Investors seeking diversification and attractive
                               totalreturns in the fixed income market
--------------------------------------------------------------------------------

[TELESCOPE GRAPHIC OMITTED] INVESTMENT STRATEGY

The Classic Institutional Total Return Bond Fund invests at least 80% of its assets in a wide array of fixed income securities, primarily utilizing U.S. government, investment grade corporate, and mortgage-backed securities. The Fund may also invest in high yield securities, international bonds, convertible bonds, futures, options, preferred stocks, taxable municipal securities, asset backed securities and CMOs. The Adviser allocates the Fund's investments among various market sectors based on the Adviser's analysis of duration, yield curve structure and relative value sector and security analysis. The average weighted maturity of the Fund's portfolio will typically range from 4 to 10 years. Due to its investment strategy the Fund may buy and sell securities frequently, which may result in higher transaction costs and additional capital gains tax liabilities.

[LIFE PRESERVER GRAPHIC OMITTED] WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN
                                 THIS FUND?

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

High yield securities involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. Mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Although the Fund's U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

[BULLSEYE GRAPHIC OMITTED] PERFORMANCE INFORMATION

The Classic Institutional Total Return Bond Fund's L Shares have not yet commenced operations and, therefore, do not have any performance history.

[COINS GRAPHIC OMITTED] FUND FEES AND EXPENSES

This table describes the Fund's fees and expenses that you may pay if you buy and hold Fund shares.

--------------------------------------------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------
                                                 L SHARES
Maximum Deferred Sales Charge (Load)
(as a percentage of net asset value)*            2.00%

* THIS SALES CHARGE IS IMPOSED IF YOU SELL YOUR L SHARES WITHIN ONE YEAR OF YOUR PURCHASE AND DECREASES OVER TIME, DEPENDING ON HOW LONG YOU OWN YOUR SHARES. SEE "SALES CHARGES."

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------------------
                                                      L SHARES
Investment Advisory Fees                              0.45%
Distribution and Service (12b-1) Fees                 1.00%
Other Expenses                                        0.30%*
                                                      -------
Total Annual Fund Operating Expenses                  1.75%**

*  OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.
** THE FUND'S NET TOTAL ANNUAL OPERATING EXPENSES FOR THE CURRENT FISCAL YEAR
   ARE EXPECTED TO BE LESS THAN THE AMOUNT SHOWN ABOVE BECAUSE THE ADVISER AND THE DISTRIBUTOR INTEND TO WAIVE A PORTION OF THE FEES IN ORDER TO KEEP TOTAL OPERATING EXPENSES AT A SPECIFIED LEVEL. THE ADVISER AND THE DISTRIBUTOR MAY DISCONTINUE ALL OR PART OF THESE FEE WAIVERS AT ANY TIME. WITH THESE FEE WAIVERS, THE FUND'S ESTIMATED NET TOTAL OPERATING EXPENSES ARE EXPECTED TO BE AS FOLLOWS:

    Classic Institutional Total Return Bond Fund -- L Shares             1.55%

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

IF YOU SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR                 3 YEARS
         $378                   $551

IF YOU DO NOT SELL YOUR SHARES AT THE END OF THE PERIOD:

        1 YEAR                 3 YEARS
         $178                   $551

--------------------------------------------------------------------------------
FUND EXPENSES
--------------------------------------------------------------------------------

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

--------------------------------------------------------------------------------
[LIFE PRESERVER GRAPHIC OMITTED] MORE INFORMATION ABOUT RISK


FIXED INCOME RISK -- The market value of fixed income investments    BOTH FUNDS
changes in response to interest rate changes and other factors.
During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. In addition to these fundamental risks, different types of fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable to make timely payments of either principal or interest.


FOREIGN SECURITIES RISK -- Investments in securities of foreign    CLASSIC
companies or governments can be more volatile than investments in INSTITUTIONAL U.S. companies or governments. Diplomatic, political, or economic TOTAL RETURN
developments, including nationalization or appropriation, could    BOND FUND
affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

[MOUNTAIN GRAPHIC OMITTED] MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other and engage in other strategies investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations that would not ordinarily be consistent with a Fund's objectives. In addition, each Fund may shorten its average weighted maturity to as little as 90 days. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

[MAGNIFIER GRAPHIC OMITTED] INVESTMENT ADVISER

Trusco Capital Management, Inc. (Trusco or the Adviser), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of June 30, 2003, Trusco had $47.3 billion in assets under management. For its advisory services to the Funds, the Adviser is entitled to receive the following fees as a percentage of each Fund's daily net assets:

   CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND                       0.50%
   CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND                       0.45%

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser may use its affiliates as brokers for Fund transactions.

The Securities and Exchange Commission (SEC) recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. Under the current contractual agreement, the Adviser is authorized to vote proxies on behalf of each Fund.

Information regarding the Adviser's, and thus each Fund's, Proxy Voting Policies and Procedures are provided in the Statement of Additional Information. A copy of the Funds' Proxy Voting Policies and Procedures may be obtained by contacting the STI Classic Funds at: 1-800-874-4770, Option 5, or by visiting www.sticlassicfunds.com.

PORTFOLIO MANAGERS

Each of the Funds is managed by co-portfolio managers or by a portfolio manager who is supported by a back-up portfolio manager.

Mr. W. Bradford Buie, CFA, has served as Vice President of Trusco since October 2000. He has co-managed the CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Buie served as a Sales Associate with Lehman Brothers from July 1997 to October 2000. He has more than 9 years of investment experience.

Mr. L. Earl Denney, CFA, has served as Managing Director of Trusco since July 2000, after serving as Managing Director of STI Capital Management, N.A. since 1983. Mr. Denney has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 26 years of investment experience.

Mr. Charles B. Leonard, CFA, FLMI, has served as Managing Director of Trusco since July 2000, after serving as Senior Vice President since joining Trusco in 1986. Mr. Leonard has also served as Co-Head of Fixed Income Strategy at Trusco since May 2002. He has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. He has more than 33 years of investment experience.

Mr. H. Rick Nelson has served as Managing Director of Trusco since March 2002. He has co-managed the CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND since it began operating in September 2003. Prior to joining Trusco, Mr. Nelson served as Senior Vice President at Wachovia Asset Management from June 1985 to March 2002. He has more than 21 years of investment experience.

[HANDSHAKE GRAPHIC OMITTED] PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") or exchange L Shares of the Funds.

HOW TO PURCHASE FUND SHARES

Your investment professional can assist you in opening a brokerage account, that will be used for all transactions regarding the purchase of STI Classic Funds. Once your account is established, you may buy shares of the Funds by:

o        Mail*
o        Telephone (1-800-874-4770)
o        Wire
o        Automated Clearing House (ACH)

*  THE FUNDS DO NOT ACCEPT CASH AS PAYMENT FOR FUND SHARES.

You may also buy shares through investment representatives of certain correspondent banks of SunTrust Banks, Inc. (SunTrust) and other financial institutions that are authorized to place transactions in Fund shares for their customers. Please contact your financial institution directly and follow its procedures for Fund share transactions. Your broker or institution may charge a fee for its services, in addition to the fees charged by a Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution. A Fund may reject any purchase order if it is determined that accepting the order would not be in the best interests of the STI Classic Funds or its shareholders.

WHEN CAN YOU PURCHASE SHARES?

You may purchase shares on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Funds receive your purchase order. Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase order in proper form before 4:00 p.m., Eastern Time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

YOU MAY HAVE TO TRANSMIT YOUR PURCHASE, SALE AND EXCHANGE REQUESTS TO SUNTRUST OR OTHER FINANCIAL INSTITUTIONS AT AN EARLIER TIME FOR YOUR TRANSACTION TO BECOME EFFECTIVE THAT DAY. THIS ALLOWS THE FINANCIAL INSTITUTION TIME TO PROCESS YOUR REQUEST AND TRANSMIT IT TO THE ADMINISTRATOR OR TRANSFER AGENT IN TIME TO MEET THE ABOVE STATED FUND CUT-OFF TIMES. FOR MORE INFORMATION ABOUT HOW TO PURCHASE, SELL OR EXCHANGE FUND SHARES, INCLUDING SPECIFIC SUNTRUST OR OTHER FINANCIAL INSTITUTIONS' INTERNAL ORDER ENTRY CUT-OFF TIMES, PLEASE CONTACT YOUR FINANCIAL INSTITUTION DIRECTLY.

HOW THE FUNDS CALCULATE NAV

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or a Fund thinks that a market price is unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Classic Institutional Total Return Bond Fund may hold foreign securities that trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these investments may change on days when you cannot purchase or sell Fund shares.

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $5,000 ($2,000 for IRA accounts) in L Shares of the Funds.

Your subsequent investments of shares of any Fund must be made in amounts of at least $1,000 or, if you pay by a statement coupon, $100. A Fund may accept investments of smaller amounts at its discretion.

FUNDLINK

FUNDLINK is a telephone activated service that allows you to transfer money quickly and easily between the STI Classic Funds and your SunTrust bank account(s). To use FUNDLINK, you must first contact your SunTrust Bank Investment Consultant and complete the FUNDLINK application and authorization agreements. Once you have signed up to use FUNDLINK, simply call SunTrust at 1-800-874-4770 to complete all of your purchase and redemption transactions.

SYSTEMATIC INVESTMENT PLAN

If you have a checking or savings account with a SunTrust affiliate bank, you may purchase L shares automatically through regular deductions from your account. With a $500 minimum initial investment, you may begin regularly-scheduled investments from $50 to $100,000 once or twice a month. If you are buying L Shares, you should plan on investing at least $5,000 per Fund during the first two years. The Distributor may close your account if you do not meet this minimum investment requirement at the end of two years.

CUSTOMER IDENTIFICATION

FOREIGN INVESTORS

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, you will be asked to provide your name, address, date of birth, and other information that will allow us to identify you. This information will be verified to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds (E.G., 72 hours), which may change from time to time, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the net asset value per share next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if it is unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds (E.G., 96 hours), which may change from time to time. If the Funds are unable to verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services, or (iii) involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority.

[DOLLAR BILL GRAPHIC OMITTED] SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC)

You do not pay a sales charge when you purchase L Shares. The offering price of L Shares is simply the next calculated NAV. But if you sell your shares within the first year after your purchase, you will pay a CDSC equal to 2.00% for either (1) the NAV of the shares at the time of purchase, or (2) NAV of the shares next calculated after the Funds receive your sale request, whichever is less. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a deferred sales charge on any increase in your investment above the initial offering price. This sales charge does not apply to exchanges of L Shares of one Fund for L Shares of another Fund.

IF YOU SELL YOUR L SHARES

The CDSC will be waived if you sell your L Shares for the following reasons:

o to make certain withdrawals from a retirement plan (not including IRAs);
o because of death or disability; or
o for certain payments under the Systematic Withdrawal Plan - up to 12% annually of the value of your shares of each Fund held at the time of the withdrawal (the Systematic Withdrawal Plan is discussed later in more detail).

OFFERING PRICE OF FUND SHARES

The offering price of L Shares is simply the next calculated NAV.

HOW TO SELL YOUR FUND SHARES

If you own your shares through a brokerage account with SunTrust Securities, you may sell your shares on any Business Day by contacting SunTrust Securities directly by mail or telephone at 1-800-874-4770. The minimum amount for telephone redemptions is $1,000.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $25,000 or more of your shares, please notify the Funds in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Funds receive your request less any applicable deferred sales charge.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals of at least $50 from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a SunTrust affiliates bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within five Business Days after a Fund receives your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $7.00 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $5,000 ($2,000 for IRA accounts) due to redemptions you may be required to sell your shares. But, the Funds will always give you at least 60 days written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons approved by the SEC. More information about this is in the Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares for L Shares of any other STI Classic Fund on any Business Day by contacting SunTrust Securities or your financial institution by mail or telephone. You may also exchange L Shares of another STI Classic Fund for L Shares of each Fund in the same way. Exchange requests must be for an amount of at least $1,000.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with Fund management and may have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where it is in the best interests of the Fund, the Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange or restrict or refuse purchases if (1) the Fund or its manager(s) believes the Fund would be harmed or unable to invest effectively, or (2) the Fund receives or anticipates orders that may dramatically affect the Fund as outlined under "Market Timers" as defined later in this prospectus.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 BUSINESS DAYS). This exchange privilege may be changed or canceled at any time upon 60 days notice.

EXCHANGES

When you exchange L Shares of each Fund, you are really selling your shares and buying L Shares of another STI Classic Fund. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request. For purposes of computing the CDSC applicable to L Shares, the length of time you have owned your shares will be measured from the original date of purchase and will not be affected by any exchange. However, if you exchange L Shares of any STI Classic Fund for L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund, you must first pay any applicable CDSC for the shares you are selling. Similarly, if you exchange L Shares of the STI Classic Institutional U.S. Government Securities Super Short Income Plus Fund for L Shares of any other STI Classic Fund, any CDSC for the Fund you are exchanging into will be computed from the date of the exchange.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss. The Funds reserve the right to modify, suspend or terminate telephone transaction privileges at any time.

MARKET TIMERS

It is the policy of the Funds to discourage investments by Market Timers. Short-term or excessive trading into and out of a Fund may harm long-term shareholders by disrupting the Adviser's investment strategy and by increasing Fund expenses. Accordingly, any Fund may restrict or refuse purchase or exchange requests by Market Timers or investors who seem to follow a short-term trading pattern that may adversely affect a Fund. You may be classified as a Market Timer if you:

o Request a substantial purchase, sale or exchange out of any Fund within two weeks of a prior substantive purchase, sale or exchange request out of any Fund; or

o Request a substantial exchange or purchase and sale out of any Fund more than twice during any 90 day continuous period.

Anyone considered to be a Market Timer by the Fund, its manager(s) or a shareholder servicing agent will be notified in writing of their designation as a Market Timer. Market Timers who redeem or exchange their shares out of any Fund within 90 days of purchase may be charged a redemption fee of up to 2% of redemption proceeds, which will automatically be paid to the Fund.

This redemption fee does not apply to 401(k)/403(b) type participant accounts, Systematic Withdrawal Plan accounts, SunTrust Securities asset allocation accounts or accounts held through an omnibus arrangement because information may not be available regarding beneficial owners. Dealers who purchase L Shares on behalf of Market Timers, including Market Timers with shares held through an omnibus account, may not be eligible to receive any dealer commissions and also may not be eligible to receive 12b-1 fees from the original date of purchase. Further, the Funds reserve the right to refuse any purchase or exchange requests by any investor at any time.

In addition to the previously mentioned initiatives to discourage market timing, the Funds intend to continually evaluate and, if practical, implement other measures to deter market timing.

DISTRIBUTION OF FUND SHARES

Each Fund has adopted a distribution plan that allows the Funds to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

While L Shares are sold without any initial sales charge, the Distributor may pay at the time of sale up to 2.00% of the amount invested to broker-dealers and other financial intermediaries who sell L Shares. Through the distribution plan, the Distributor is reimbursed for these payments, as well as other distribution related services provided by the Distributor.

For L Shares, the maximum distribution fee is 1.00% of the average daily net assets of each Fund.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, lodgings, and gifts that do not exceed $100 per year, per individual.

From its own assets, the Adviser, the Distributor or their affiliates may make payments based on gross sales and current assets to selected brokerage firms or institutions. The amount of these payments may be substantial. The minimum aggregate sales required for eligibility for such payments, and the factors in selecting the brokerage firms and institutions to which they will be made, are determined from time to time by the Adviser or the Distributor. In addition, the Adviser, the Distributor or their affiliates may pay fees, from their own assets, to brokers, banks, financial advisers, retirement plan service providers and other financial intermediaries for providing distribution-related or shareholder services, in addition to fees that may be paid by the Funds for these purposes.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares dividends daily and pays these dividends monthly. Each Fund makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below the Funds have summarized some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and its net realized capital gains, if any, at least annually. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from a Fund may be taxable whether or not you reinvest them. Income distributions are generally taxable at ordinary income tax rates and will not qualify for the reduced tax rates applicable to qualified dividend income. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum rate of 15% on long-term capital gains will cease to apply to taxable years beginning after December 31, 2008. EACH SALE OR EXCHANGE OF FUND SHARES MAY BE A TAXABLE EVENT. FOR TAX PURPOSES, AN EXCHANGE OF YOUR FUND SHARES FOR SHARES OF ANOTHER STI CLASSIC FUND IS THE SAME AS A SALE.

The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.

If you have a tax-advantaged or other retirement account you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Funds expect to distribute primarily ordinary income dividends taxable at the maximum rate of 35%.



MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                STI CLASSIC FUNDS

INVESTMENT ADVISER

Trusco Capital Management, Inc.
50 Hurt Plaza
Suite 1400
Atlanta, Georgia 30303

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated October 1, 2003, includes detailed information about the STI Classic Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports list each Fund's holdings and contain information from the Funds' managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-428-6970

BY MAIL:  Write to the Funds
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about the STI Classic Funds, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by emailing the SEC at publicinfo@sec.gov. The STI Classic Funds' Investment Company Act registration number is 811-06557.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 OCTOBER 1, 2003


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")



This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of STI Classic Funds (the "Trust") and should be read in conjunction with the Trust's prospectuses dated October 1, 2003. This SAI relates to each class of the following series of the Trust (each a "Fund" and collectively, the "Funds"):


-----------------------------------------------------------------------------------------------------------------
                                                     A SHARES        B SHARES        L SHARES        T SHARES
-----------------------------------------------------------------------------------------------------------------

EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                               |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Growth and Income Fund                                  |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Information and Technology Fund                         |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
International Equity Fund                               |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
International Equity Index Fund                         |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                                     |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                               |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund                             |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund                             |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund                      |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund                         |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                                 |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Vantage Fund                                            |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
BALANCED FUND
-----------------------------------------------------------------------------------------------------------------
Balanced Fund                                           |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
BOND FUNDS
-----------------------------------------------------------------------------------------------------------------
High Income Fund                                        |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                              |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Limited-Term Federal Mortgage Securities Fund           |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund                                    |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury Securities Fund                |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Strategic Income Fund                                   |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund                         |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------
                                                     A SHARES        B SHARES        L SHARES        T SHARES
-----------------------------------------------------------------------------------------------------------------
TAX-EXEMPT BOND FUNDS
-----------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund                            |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund                            |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund                   |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                            |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal Bond Fund               |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund                            |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS
-----------------------------------------------------------------------------------------------------------------
Prime Quality Money Market Fund                         |X|                             |X|             |X|
-----------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                            |X|                                             |X|
-----------------------------------------------------------------------------------------------------------------
U.S. Government Securities Money Market Fund            |X|                                             |X|
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund                         |X|                                             |X|
-----------------------------------------------------------------------------------------------------------------
Virginia Tax-Free Money Market Fund                     |X|                                             |X|
-----------------------------------------------------------------------------------------------------------------
LIFE VISION FUNDS
-----------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund                      |X|            |X|                              |X|
-----------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund                           |X|            |X|                              |X|
-----------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund                      |X|            |X|                              |X|
-----------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund                        |X|            |X|                              |X|
-----------------------------------------------------------------------------------------------------------------

This SAI is incorporated by reference into the Trust's prospectuses. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS

THE TRUST......................................................................4
DESCRIPTION OF PERMITTED INVESTMENTS...........................................4
INVESTMENT LIMITATIONS........................................................30
INVESTMENT ADVISER............................................................32
THE ADMINISTRATOR.............................................................35
THE DISTRIBUTOR...............................................................37
THE TRANSFER AGENT............................................................46
THE CUSTODIAN.................................................................46
INDEPENDENT PUBLIC ACCOUNTANTS................................................46
LEGAL COUNSEL.................................................................46
TRUSTEES AND OFFICERS OF THE TRUST............................................46
PERFORMANCE INFORMATION.......................................................50
COMPUTATION OF YIELD..........................................................51
CALCULATION OF TOTAL RETURN...................................................55
PURCHASING AND REDEEMING SHARES...............................................62
DETERMINATION OF NET ASSET VALUE..............................................63
TAXES ........................................................................64
FUND TRANSACTIONS.............................................................69
PORTFOLIO TURNOVER RATE.......................................................76
DESCRIPTION OF SHARES.........................................................77
VOTING RIGHTS.................................................................77
SHAREHOLDER LIABILITY.........................................................77
LIMITATION OF TRUSTEES' LIABILITY.............................................78
CODES OF ETHICS...............................................................78
5% AND 25% SHAREHOLDERS.......................................................78
FINANCIAL STATEMENTS.........................................................100
APPENDIX A -- DESCRIPTION OF RATINGS ........................................A-1
APPENDIX B -- PROXY VOTING SUMMARIES ........................................B-1

THE TRUST

Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes.

DESCRIPTION OF PERMITTED INVESTMENTS


The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.


AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITARY RECEIPTS (GDRS). ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.

Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for these securities.


BORROWING. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.


In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.


Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.


COMMERCIAL  PAPER.  Commercial  paper is the term  used to  designate  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.

DEBT SECURITIES. Debt securities (E.G., bonds, notes, debentures) represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S.
government or other liquid assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EQUITY SECURITIES. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of a fund to fluctuate. The Funds purchase equity securities traded in the U.S. or foreign countries on securities exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a fund is called for redemption or conversion, the fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third-party.

o Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.



o SMALL AND MEDIUM CAPITALIZATION ISSUERS. Generally, capitalization or market capitalization is a measure of a company' size. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


EQUITY-LINKED SECURITIES. A Fund may invest in equity-linked securities, including, among others, PERCS, ELKS or LYONs, which are securities that are convertible into, or the value of which is based upon the value of, equity securities upon certain terms and conditions. The amount received by an investor at maturity of such securities is not fixed but is based on the price of the underlying common stock. It is impossible to predict whether the price of the underlying common stock will rise or fall. Trading prices of the underlying common stock will be influenced by the issuer's operational results, by complex, interrelated political, economic, financial or other factors affecting the capital markets, the stock exchanges on which the underlying common stock is traded and the market segment of which the issuer is a part. In addition, it is not possible to predict how equity-linked securities will trade in the secondary market. The market for such securities may be shallow, and high volume trades may be possible only with discounting. In addition to the foregoing risks, the return on such securities depends on the creditworthiness of the issuer of the securities, which may be the issuer of the underlying securities or a third-party investment banker or other lender. The creditworthiness of such third-party issuer equity-linked securities may, and often does, exceed the creditworthiness of the issuer of the underlying securities. The advantage of using equity-linked securities over traditional equity and debt securities is that the former are income producing vehicles that may provide a higher income than the dividend income on the underlying equity securities while allowing some participation in the capital appreciation of the underlying equity securities. Another advantage of using equity-linked securities is that they may be used for hedging to reduce the risk of investing in the generally more volatile underlying equity securities.

The following are three examples of equity-linked securities. A Fund may invest in the securities described below or other similar equity-linked securities.

o PERCS. Preferred Equity Redemption Cumulative Stock ("PERCS") technically is preferred stock with some characteristics of common stock. PERCS are mandatorily convertible into common stock after a period of time, usually three years, during which the investors' capital gains are capped, usually at 30%. Commonly, PERCS may be redeemed by the issuer at any time or if the issuer's common stock is trading at a specified price level or better. The redemption price starts at the beginning of the PERCS duration period at a price that is above the cap by the amount of the extra dividends the PERCS holder is entitled to receive relative to the common stock over the duration of the PERCS and declines to the cap price shortly before maturity of the PERCS. In exchange for having the cap on capital gains and giving the issuer the option to redeem the PERCS at any time or at the specified common stock price level, the Fund may be compensated with a substantially higher dividend yield than that on the underlying common stock.


o ELKS. Equity-Linked Securities ("ELKS") differ from ordinary debt securities, in that the principal amount received at maturity is not fixed but is based on the price of the issuer's common stock. ELKS are debt securities commonly issued in fully registered form for a term of three years under an indenture trust. At maturity, the holder of ELKS will be entitled to receive a principal amount equal to the lesser of a cap amount, commonly in the range of 30% to 55% greater than the current price of the issuer's common stock, or the average closing price per share of the issuer's common stock, subject to adjustment as a result of certain dilution events, for the 10 trading days immediately prior to maturity. Unlike PERCS, ELKS are commonly not subject to redemption prior to maturity. ELKS usually bear interest during the three-year term at a substantially higher rate than the dividend yield on the underlying common stock. In exchange for having the cap on the return that might have been received as capital gains on the underlying common stock, the Fund may be compensated with the higher yield, contingent on how well the underlying common stock does.


o LYONS. Liquid Yield Option Notes ("LYONS") differ from ordinary debt securities, in that the amount received prior to maturity is not fixed but is based on the price of the issuer's common stock. LYONs are zero-coupon notes that sell at a large discount from face value. For an investment in LYONs, the Fund will not receive any interest payments until the notes mature, typically in 15 to 20 years, when the notes are redeemed at face, or par value. The yield on LYONs, typically, is lower-than-market rate for debt securities of the same maturity, due in part to the fact that the LYONs are convertible into common stock of the issuer at any time at the option of the holder of the LYONs. Commonly, the LYONs are redeemable by the issuer at any time after an initial period or if the issuer's common stock is trading at a specified price level or better, or, at the option of the holder, upon certain fixed dates. The redemption price typically is the purchase price of the LYONs plus accrued original issue discount to the date of redemption, which amounts to the lower-than-market yield. The Fund will receive only the lower-than-market yield unless the underlying common stock increases in value at a substantial rate. LYONs are attractive to investors, like the Fund, when it appears that they will increase in value due to the rise in value of the underlying common stock.


EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FOREIGN SECURITIES. Foreign securities include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper
and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including, but not limited to, the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.

By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of the International Equity and International Equity Index Funds, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. The International Equity Fund and the International Equity Index Fund seek increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the International Equity and International Equity Index Funds may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Italy, Ireland, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.


FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator thereunder. A Fund may use futures contracts and related options for hedging purposes or for risk management purposes. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.


An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.


When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.


A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.

GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.

HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.


ILLIQUID  SECURITIES.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.


INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or
(3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.


INVESTMENT GRADE OBLIGATIONS. Investment Grade Obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser). Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Obligation. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.

LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S & P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

Government Pass-Through Securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie

Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs  are  securities  collateralized  by  mortgages,   mortgage  pass-throughs,
mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's and are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Determining maturities of mortgage-backed securities: Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.

Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.

SPECIAL CONSIDERATIONS RELATING TO MUNICIPAL OBLIGATIONS OF DESIGNATED STATES

As described in the prospectuses, except for investments in temporary investments, each Tax-Exempt Bond Fund will invest substantially all of its net assets (at least 80%) in municipal bonds that are exempt from federal and state tax in that state ("Municipal Obligations"), generally Municipal Obligations issued in its respective state. Each Fund is therefore more susceptible to political, economic or regulatory factors adversely affecting issuers of Municipal Obligations in its state. Set forth below is additional information that bears upon the risk of investing in Municipal Obligations issued by public authorities in the states of currently offered Funds. This information was obtained from official statements of issuers located in the respective states as well as from other publicly available official documents and statements. The Funds have not independently verified any of the information contained in such statements and documents. The information below is intended only as a general summary and is not intended as a discussion of any specific factor that may affect any particular obligation or issuer.

FACTORS PERTAINING TO FLORIDA


Florida's service-based economy, although experiencing weakness with the national economic recession, has performed reasonably well. Employment rose by 1.2% in 2003 driven by increases in construction, leisure and hospitality, and government sectors; however, manufacturing, information technology, and transportation remain weak. Florida's unemployment rate of 5.3% in July 2003 is down from 5.5% in July 2002. The national average for July 2003 is 6.2%. Florida's per capita income of $29,596 in 2002 is approximately 95% of the national average of $30,941. Lower income levels are consistent with a large retirement population.

A budget of $52.3 billion for fiscal 2004 was approved by the legislature during a special session in May. Florida maintains a budget stabilization fund of $941 million. The state has no personal income tax, but its other revenue sources, primarily sales taxes, have grown consistently. State debt medians are above the national average, but are still moderate at 3.2% of personal income.

Longer term, the State will continue to be an attractive tourist destination and will continue to attract businesses. Florida's high population growth is slowing from its previous pace of about 24% during the 1990's to projections of about 18% for the next decade. The housing market boom also continues throughout the State.

As of September 4, 2003, Florida's general obligation debt carried ratings of AA+ by S&P, Aa2 by Moody's, and AA by Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO GEORGIA

From 1994 to 2000, Georgia benefited from steady economic and employment growth as a result of the State's stable and broad-based trade/services economy, low average cost of living, and extensive transportation infrastructure. Employment began to decline in 2001, with jobs attributable to services and wholesale and retail trade no longer offsetting job cuts within the manufacturing sector. Conditions are even weaker in the Atlanta metropolitan area due to overbuilding and the general economic weakness of the metro area economy. Continued economic recovery in Georgia will depend on ongoing improvement in the U.S. economy to stimulate an employment recovery in manufacturing.

The State's unemployment level declined to 5.0% in July 2003 from 5.2% in July 2002, well below the national average of 6.2% in July 2003. Per capita income in 2002 was $28,821, which is approximately 93% of the national average of $30,941.

Georgia  enacted a $14.7  billion  general fund budget for 2004.  This budget is
based  on  a  projected   7.8%   increase  in  revenues  and  6.3%  increase  in
appropriations. It also includes $175 million in tobacco settlement funding.

As of September 4, 2003, Georgia's general obligation debt carried AAA ratings from S&P, Moody's, and Fitch. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO MARYLAND

Maryland's economy has slowed, but continues to outperform most other states. The services, wholesale and retail trade, and government sectors account for most of the State's employment. The Maryland economy is well balanced with major contributions to its stability coming from strong employment in higher education, defense, financial services, and manufacturing.

The current 2004 budget is tightly balanced, with a large structural gap forecast in 2005 continuing through 2007. Cuts made to balance the current budget are mostly one time cuts resulting in ongoing structural deficits.

The State's unemployment rate was 4.6% in July 2003, up modestly from 4.3% in July 2002, and well below the national average of 6.2% in July 2003. Per capita income, which was $36,298 in 2002, continues to exceed the national average of $30,941. Maryland remains among the wealthiest states in the nation.

Maryland's general obligation debt, which is constitutionally limited to a maximum term of 15 years, carried AAA ratings from Moody's, S&P, and Fitch as of September 4, 2003. These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.

FACTORS PERTAINING TO VIRGINIA

Virginia's economy is emerging from recession in 2003. Unemployment has stabilized at 4% with education, health services, leisure, and hospitality contributing to renewed employment growth. As the nation's sixth largest high-tech employer, recent employment losses in business services, mostly high-tech jobs, are responsible for continuing job losses in the manufacturing and telecommunications industries. Virginia reported a revenue shortfall in 2002 of $1.7 billion that has been offset with rainy day funds and several alternative funding strategies. Additional shortfalls estimated to total $2.3 billion are anticipated in 2003 and 2004. Virginia has the financial flexibility to address these shortfalls.

Virginia's unemployment rate was 4.0% in July 2003, well below the national average of 6.2% in July 2003, and unchanged from the State's rate in July 2002. Per capita income was $32,922 in 2002, which is 106% of the national average of $30,941. Longer term, the State's strong demographic trends, low business costs, and generous tax incentives will contribute to Virginia's continued growth in the future.

As of September 4, 2003, Moody's, S&P, and Fitch each gave Virginia's general obligation debt a AAA rating. However, due to the projected budget gap in 2004, Moody's placed its rating on negative watch on

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September 4, 2003.  These ratings reflect the State's credit quality only and do not indicate the creditworthiness of other tax-exempt securities in which the Fund may invest.


NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of

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

     funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

A Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example,

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

a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.

REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESOURCE RECOVERY BONDS. The Tax-Exempt Bond and Money Market Funds may purchase resource recovery bonds, which are a type of revenue bond issued to build facilities such as solid waste incinerators or waste-to-energy plants. Typically, a private corporation will be involved, at least during the construction phase, and the revenue stream will be secured by fees or rents paid by municipalities for use of the facilities. The viability of a resource recovery project, environmental protection regulations, and project operator tax incentives may affect the value and credit quality of resource recovery bonds.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the SEC. Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).

SECURITIES LENDING. Each Fund may lend portfolio securities to brokers,  dealers
and  other   financial   organizations   that  meet  capital  and  other  credit
requirements or other criteria  established by the Fund's

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

Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds follow procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.

SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Funds may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third-party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Funds to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. A Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of

STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.

STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500 Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.

SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank.

SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

o ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.

WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment to purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.


No Fund may:

     1. With respect to 75% of each Fund's total assets (50% in the case of Maryland Municipal Bond Fund, Virginia Intermediate Municipal Bond Fund and Virginia Municipal Bond Fund), invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

     2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

     3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

     4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

     5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

          5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

          5.2 No Life Vision Fund may invest more than 25% of its assets in underlying STI Classic Funds that, as a matter of policy, concentrate their assets in any one industry. However, a Life Vision Fund may indirectly invest more than 25% of its total assets in one industry through its investments in the underlying STI Classic Funds. Each Life Vision Fund may invest up to 100% of its assets in securities issued by investment companies.

     6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

     7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

     8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies;
          (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES


The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.


     1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.

     2. No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Prime Quality Money Market, U.S. Government Securities Money Market, U.S. Treasury Money Market Fund, and Tax-Exempt Money Market Funds) would be invested in illiquid securities.

     3. No Life Vision Fund currently intends to purchase securities on margin, except that a Life Vision Fund may obtain such short-term credits as are necessary for the clearance of transactions.

     4.   No Life Vision Fund currently intends to sell securities short.

     5. No Life Vision Fund currently intends to purchase or sell futures contracts or put or call options.

     6. No Life Vision Fund may invest in shares of unaffiliated money market funds, except as permitted by the SEC.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER


GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2003, Trusco had discretionary management authority with respect to approximately $47.3 billion of assets under management.


ADVISORY AGREEMENTS WITH THE TRUST. Prior to January 1, 2000, STI Capital Management, N.A. ("STI"), a subsidiary of SunTrust Banks, Inc., served as investment adviser to the Balanced Fund, Capital Appreciation Fund, Florida Tax-Exempt Bond Fund, International Equity Fund, Investment Grade Bond Fund, Investment Grade Tax-Exempt Bond Fund, Limited-Term Federal Mortgage Securities Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund and Value Income Stock Fund. On January 1, 2000, SunTrust Bank (formerly SunTrust Bank, Atlanta), a subsidiary of SunTrust Banks, Inc. and the investment adviser of the Georgia Tax-Exempt Bond Fund, succeeded STI as the investment adviser to those Funds. On July 1, 2000, SunTrust Banks, Inc. reorganized its money management units, including those of SunTrust Bank, into Trusco. As a result, Trusco now serves as the investment adviser to each Fund pursuant to three separate agreements (the "Advisory Agreements").

The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Fund's administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Code.

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:


     ----------------------------------------------------------- -------------------------------------
     FUND                                                                         FEES
     ----------------------------------------------------------- -------------------------------------
     Balanced Fund                                                               0.95%
     ----------------------------------------------------------- -------------------------------------
     Capital Appreciation Fund                                                   1.15%
     ----------------------------------------------------------- -------------------------------------
     Florida Tax-Exempt Bond Fund                                                0.65%
     ----------------------------------------------------------- -------------------------------------
     Georgia Tax-Exempt Bond Fund                                                0.65%
     ----------------------------------------------------------- -------------------------------------
     Growth and Income Fund                                                      0.90%
     ----------------------------------------------------------- -------------------------------------
     High Income Fund                                                            0.80%
     ----------------------------------------------------------- -------------------------------------
     Information and Technology Fund                                             1.10%
     ----------------------------------------------------------- -------------------------------------
     International Equity Fund                                                   1.25%
     ----------------------------------------------------------- -------------------------------------
     International Equity Index Fund                                             0.90%
     ----------------------------------------------------------- -------------------------------------
     Investment Grade Bond Fund                                                  0.74%
     ----------------------------------------------------------- -------------------------------------
     Investment Grade Tax-Exempt Bond Fund                                       0.74%
     ----------------------------------------------------------- -------------------------------------
     Life Vision Aggressive Growth Fund                                          0.25%
     ----------------------------------------------------------- -------------------------------------

     Life Vision Conservative Fund                                               0.25%

     ----------------------------------------------------------- -------------------------------------
     Life Vision Growth and Income Fund                                          0.25%
     ----------------------------------------------------------- -------------------------------------
     Life Vision Moderate Growth Fund                                            0.25%
     ----------------------------------------------------------- -------------------------------------
     Limited-Term Federal Mortgage Securities Fund                               0.65%
     ----------------------------------------------------------- -------------------------------------
     Maryland Municipal Bond Fund                                                0.65%
     ----------------------------------------------------------- -------------------------------------
     Mid-Cap Equity Fund                                                         1.15%
     ----------------------------------------------------------- -------------------------------------
     Mid-Cap Value Equity Fund                                                   1.25%
     ----------------------------------------------------------- -------------------------------------
     Prime Quality Money Market Fund                                             0.65%
     ----------------------------------------------------------- -------------------------------------
     Short-Term Bond Fund                                                        0.65%
     ----------------------------------------------------------- -------------------------------------
     Short-Term U.S. Treasury Securities Fund                                    0.65%
     ----------------------------------------------------------- -------------------------------------
     Small Cap Growth Stock Fund                                                 1.15%
     ----------------------------------------------------------- -------------------------------------
     Small Cap Value Equity Fund                                                 1.15%
     ----------------------------------------------------------- -------------------------------------
     Strategic Income Fund                                                       0.85%
     ----------------------------------------------------------- -------------------------------------

     Strategic Quantitative Equity Fund                                          1.15%

     ----------------------------------------------------------- -------------------------------------
     Tax-Exempt Money Market Fund                                                0.55%
     ----------------------------------------------------------- -------------------------------------
     Tax Sensitive Growth Stock Fund                                             1.15%
     ----------------------------------------------------------- -------------------------------------
     U.S. Government Securities Fund                                             0.74%
     ----------------------------------------------------------- -------------------------------------
     U.S. Government Securities Money Market Fund                                0.65%
     ----------------------------------------------------------- -------------------------------------
     U.S. Treasury Money Market Fund                                             0.65%
     ----------------------------------------------------------- -------------------------------------
     Value Income Stock Fund                                                     0.80%
     ----------------------------------------------------------- -------------------------------------

     ----------------------------------------------------------- -------------------------------------
     FUND                                                                         FEES
     ----------------------------------------------------------- -------------------------------------
     Vantage Fund                                                                1.60%
     ----------------------------------------------------------- -------------------------------------
     Virginia Intermediate Municipal Bond Fund                                   0.65%
     ----------------------------------------------------------- -------------------------------------
     Virginia Municipal Bond Fund                                                0.65%
     ----------------------------------------------------------- -------------------------------------
     Virginia Tax-Free Money Market Fund                                         0.40%
     ----------------------------------------------------------- -------------------------------------


For the period from commencement of operations to the fiscal periods ended May 31, 2003, 2002 and 2001, the Trust paid the following advisory fees:

-------------------------------------- --------------------------------------- ---------------------------------------
                                                   FEES PAID ($)                          FEES WAIVED ($)
                                       --------------------------------------- ---------------------------------------
FUND                                      2003          2002         2001         2003          2002         2001
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Balanced Fund                           2,638,000    2,772,000     2,637,000     81,000        85,000       113,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Capital Appreciation Fund              14,174,000    16,284,000   16,198,000     251,000      288,000       458,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Florida Tax-Exempt Bond Fund            1,021,000     823,000       665,000      76,000        61,000       67,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Georgia Tax-Exempt Bond Fund             685,000      666,000       558,000      51,000        50,000       58,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Growth and Income Fund                  6,313,000    8,312,000     8,959,000        0            0             0
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
High Income Fund                         600,000      241,000       56,000       139,000       56,000       13,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Information and Technology Fund          243,000      772,000      1,536,000        0            0           5,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
International Equity Fund               2,639,000    2,389,000     3,245,000        0            0           6,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
International Equity Index Fund         2,013,000    1,970,000     2,465,000     212,000      208,000       261,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Investment Grade Bond Fund              6,625,000    6,721,000     6,616,000     193,000      196,000       284,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Investment Grade Tax-Exempt Bond
Fund                                    1,522,000    1,286,000     1,094,000     69,000        59,000       64,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Life Vision Aggressive Growth Fund       26,000        23,000       14,000       42,000        45,000       36,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Life Vision Conservative Fund               0            *             *            0            *             *
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Life Vision Growth and Income
Fund                                     84,000        59,000       43,000       75,000        69,000       52,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Life Vision Moderate Growth Fund         122,000      111,000       100,000      94,000        94,000       85,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Limited-Term Federal Mortgage
Securities Fund                         1,875,000     801,000       676,000      156,000       67,000       81,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Maryland Municipal Bond Fund             359,000      280,000       190,000      50,000        39,000       33,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Mid-Cap Equity Fund                     1,661,000    2,196,000     2,315,000     37,000        49,000       77,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Mid-Cap Value Equity Fund               1,263,000     627,000          *         110,000       55,000          *
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Prime Quality Money Market Fund        32,586,000    31,332,000   27,738,000    6,637,000    6,382,000     6,020,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Short-Term Bond Fund                    2,051,000    1,755,000     1,214,000     162,000      138,000       120,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Short-Term U.S. Treasury Securities
Fund                                    1,392,000     864,000       552,000      142,000       88,000       73,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Small Cap Growth Stock Fund             5,975,000    6,800,000     6,063,000        0            0          50,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Small Cap Value Equity Fund             6,017,000    5,714,000     3,005,000        0            0          21,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------

-------------------------------------- --------------------------------------- ---------------------------------------
                                                   FEES PAID ($)                          FEES WAIVED ($)
                                       --------------------------------------- ---------------------------------------
FUND                                      2003          2002         2001         2003          2002         2001
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Strategic Income Fund                    873,000      171,000          *         116,000       23,000          *
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Strategic Quantitative Equity Fund          *            *             *            *            *             *
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Tax-Exempt Money Market Fund            5,525,000    5,338,000     4,695,000    1,213,000    1,172,000     1,084,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Tax Sensitive Growth Stock Fund         3,593,000    6,100,000    10,376,000        0            0          93,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
U.S. Government Securities Fund         1,846,000    1,422,000      981,000      85,000        65,000       59,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
U.S. Government Securities Money
Market Fund                             6,683,000    5,955,000     4,023,000    1,074,000     957,000       683,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
U.S. Treasury Money Market Fund         5,472,000    4,771,000     4,320,000     879,000      766,000       741,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Value Income Stock Fund                 5,640,000    6,380,000     7,155,000        0            0             0
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Vantage Fund                             115,000       52,000          *          8,000        3,000           *
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Virginia Intermediate Municipal Bond
Fund                                    1,368,000    1,296,000     1,289,000        0            0          62,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Virginia Municipal Bond Fund             445,000      448,000       378,000         0            0           6,000
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------
Virginia Tax-Free Money Market Fund     1,328,000    1,399,000     1,102,000        0            0             0
-------------------------------------- ------------ ------------- ------------ ------------ ------------- ------------

* Not in operation during the period.


THE ADMINISTRATOR


GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated May 29, 1995, as amended. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI

Classic Variable Trust) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.


For the period from commencement of operations to the fiscal periods ended May 31, 2003, 2002 and 2001, the Funds paid the following administrative fees:

------------------------------------------------ ---------------------------------- ----------------------------------
                                                            FEES PAID ($)                     FEES WAIVED ($)
                                                 ---------------------------------- ----------------------------------
FUND                                               2003        2002         2001       2003       2002         2001
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Balanced Fund                                     197,000    207,000      203,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Capital Appreciation Fund                         864,000    993,000     1,013,000      0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Florida Tax-Exempt Bond Fund                      117,000     94,000       79,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Georgia Tax-Exempt Bond Fund                      78,000      76,000       66,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Growth and Income Fund                            483,000    636,000      697,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
High Income Fund                                  64,000      25,000       6,000        0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Information and Technology Fund                   15,000      48,000       98,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
International Equity Fund                         146,000    132,000      182,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
International Equity Index Fund                   170,000    167,000      212,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Investment Grade Bond Fund                        635,000    644,000      652,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Investment Grade Tax-Exempt Bond Fund             148,000    125,000      110,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Life Vision Aggressive Growth Fund                19,000      19,000       14,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Life Vision Conservative Fund                        0          *            *          0           *          *
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Life Vision Growth and Income Fund                44,000      35,000       27,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Life Vision Moderate Growth Fund                  60,000      57,000       52,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Limited-Term Federal Mortgage Securities Fund     215,000     92,000       82,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Maryland Municipal Bond Fund                      43,000      34,000       24,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Mid-Cap Equity Fund                               102,000    134,000      146,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Mid-Cap Value Equity Fund                         76,000      37,000        *           0           0          *
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Prime Quality Money Market Fund                  4,158,000  3,999,000    3,633,000      0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Short-Term Bond Fund                              235,000    201,000      144,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Short-Term U.S. Treasury Securities Fund          163,000    101,000      67,000        0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Small Cap Growth Stock Fund                       358,000    407,000      372,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Small Cap Value Equity Fund                       361,000    342,000      184,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Strategic Income Fund                             80,000      16,000         *          0           0          *
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Strategic Quantitative Equity Fund                   *          *            *          *           *          *
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Tax-Exempt Money Market Fund                      844,000    816,000      735,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Tax Sensitive Growth Stock Fund                   215,000    366,000      637,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
U.S. Government Securities Fund                   180,000    138,000       98,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------

------------------------------------------------ ---------------------------------- ----------------------------------
                                                            FEES PAID ($)                     FEES WAIVED ($)
                                                 ---------------------------------- ----------------------------------
FUND                                               2003        2002         2001       2003       2002         2001
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
U.S. Government Securities Money Market Fund      822,000    733,000     506,000        0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
U.S. Treasury Money Market Fund                   673,000    587,000      545,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Value Income Stock Fund                           486,000    549,000      626,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Vantage Fund                                       6,000      2,000         *           0           0          *
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Virginia Intermediate Municipal Bond Fund         145,000    138,000     145,000        0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Virginia Municipal Bond Fund                      47,000      47,000       41,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------
Virginia Tax Free Money Market Fund               229,000     241,000     193,000       0           0          0
------------------------------------------------ ---------- ----------- ----------- ----------- ---------- -----------

* Not in operation during the period.


THE DISTRIBUTOR


The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 21, 1995 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is Oaks, Pennsylvania 19456. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor will receive no compensation for distribution of T Shares. In addition, the A Shares of the Funds have a distribution plan (the "A Plan"), the B Shares of the Funds have a distribution and service plan (the "B Plan), and the L Shares of the Funds have a distribution and service plan (the "L Plan").


The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.


For the the fiscal years ended May 31, 2003, 2002, and 2001, the aggregate sales charge payable to the Distributor with respect to the A Shares of the Funds were as follows:

-------------------------------------------- -------------------------------------- -----------------------------------
                                              AGGREGATE SALES CHARGES PAYABLE TO            AMOUNT RETAINED BY
                                                        DISTRIBUTOR ($)                      DISTRIBUTOR ($)
                                             -------------------------------------- -----------------------------------
FUND                                            2003         2002         2001         2003        2002        2001
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Balanced Fund                                  22,000       23,000       25,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Capital Appreciation Fund                     935,000     1,220,000     1,539,000       0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Florida Tax-Exempt Bond Fund                   11,000       5,000         5,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------

-------------------------------------------- -------------------------------------- -----------------------------------
                                              AGGREGATE SALES CHARGES PAYABLE TO            AMOUNT RETAINED BY
                                                        DISTRIBUTOR ($)                      DISTRIBUTOR ($)
                                             -------------------------------------- -----------------------------------
FUND                                            2003         2002         2001         2003        2002        2001
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Georgia Tax-Exempt Bond Fund                   5,000        5,000         5,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Growth and Income Fund                         80,000       95,000       104,000        0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
High Income Fund                                 *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Information and Technology Fund                  *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
International Equity Fund                      17,000       61,000       23,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
International Equity Index Fund                19,000       41,000       11,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Investment Grade Bond Fund                    116,000       94,000       91,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Investment Grade Tax-Exempt Bond Fund          88,000       84,000       83,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Life Vision Aggressive Growth Fund               *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Life Vision Conservative Fund                    *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Life Vision Growth and Income Fund               *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Life Vision Moderate Growth Fund                 *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Limited-Term Federal Mortgage Securities
Fund                                           16,000       3,000         2,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Maryland Municipal Bond Fund                     *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Mid-Cap Equity Fund                            43,000       47,000       57,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Mid-Cap Value Equity Fund                        *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Prime Quality Money Market Fund              3,839,000    3,842,000     3,431,000       0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Short-Term Bond Fund                           11,000       11,000        4,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Short-Term U.S. Treasury Securities Fund       19,000       5,000         4,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Small Cap Growth Stock Fund                    94,000      128,000       163,000        0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Small Cap Value Equity Fund                      *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Strategic Income Fund                            *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Strategic Quantitative Equity Fund               *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Tax-Exempt Money Market Fund                  357,000      336,000       269,000        0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Tax Sensitive Growth Stock Fund                  *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
U.S. Government Securities Fund                27,000       28,000        8,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
U.S. Government Securities Money Market
Fund                                          407,000      364,000       177,000        0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
U.S. Treasury Money Market Fund                  *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Value Income Stock Fund                       206,000      256,000       293,000        0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Vantage Fund                                     *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Virginia Intermediate Municipal Bond Fund      12,000       9,000        10,000         0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Virginia Municipal Bond Fund                     *            *             *           *           *           *
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------
Virginia Tax-Free Money Market Fund           393,000      399,000       266,000        0           0           0
-------------------------------------------- ----------- ------------- ------------ ----------- ----------- -----------

*        Not in operation during the period.

The following table shows the amount of front-end sales charge that is paid to Investment Consultants (Dealers) as a percentage of the offering price of A
Shares:

-------------------------------------------------------------- --------------------------------------------------------
                                                               DEALERS' REALLOWANCE AS A PERCENTAGE OF OFFERING PRICE
                                                               --------------------------------------------------------
                                                                                $100,000       $250,000
                                                                Less than    but less than   but less than  $1,000,000
                           FUND(S)                               $100,000       $250,000      $1,000,000     and over
-------------------------------------------------------------- ------------- --------------- ------------- ------------
Balanced,  Capital  Appreciation,  Florida  Tax-Exempt  Bond,
Georgia   Tax-Exempt  Bond,  Growth  and  Income  Fund,  High
Income,  Information  and Technology,  International  Equity,
International Equity Index,  Investment Grade Bond,  Investment
Grade Tax-Exempt Bond,  Life Vision  Aggressive  Growth,  Life
Vision  Conservative,  Life Vision Growth and Income, Life
Vision Moderate Growth, Maryland Municipal Bond, Mid-Cap
Equity,  Mid-Cap Value Equity,  Small Cap Growth Stock,  Small
Cap Value Equity, Strategic Income,  Strategic  Quantitative
Equity,  Tax Sensitive Growth Stock, U.S. Government
Securities,  Value Income Stock, Vantage,  Virginia Intermediate
Municipal Bond and Virginia Municipal Bond Funds                  3.75%          3.25%          2.50%       0.25%-1.00%
-------------------------------------------------------------- ------------- --------------- ------------- ------------
Limited-Term Federal Mortgage Securities Fund                     2.50%          1.75%          1.25%          0%
-------------------------------------------------------------- ------------- --------------- ------------- ------------
Short-Term Bond Fund                                              2.00%          1.50%          1.00%          0%
-------------------------------------------------------------- ------------- --------------- ------------- ------------
Short-Term U.S. Treasury Securities Fund                          1.00%          0.79%          0.50%          0%
-------------------------------------------------------------- ------------- --------------- ------------- ------------

For the fiscal years ended May 31, 2003, 2002, and 2001, the aggregate sales charge payable to the Distributor with respect to the L Shares of the Funds were as follows:

--------------------------------------- -------------------------------------- ---------------------------------------
                                          AGGREGATE SALES CHARGE PAYABLE TO
                                                   DISTRIBUTOR ($)               AMOUNT RETAINED BY DISTRIBUTOR ($)
                                        -------------------------------------- ---------------------------------------
FUND                                       2003         2002         2001         2003          2002         2001
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Balanced Fund                             653,000      707,000      626,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Capital Appreciation Fund                 902,000     1,067,000    1,138,000        0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Florida Tax-Exempt Bond Fund              329,000      177,000      104,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Georgia Tax-Exempt Bond Fund              148,000      157,000      102,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Growth and Income Fund                    734,000      837,000      658,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
High Income Fund                          446,000      315,000      86,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Information and Technology Fund           65,000       154,000      254,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
International Equity Fund                 54,000       10,000       73,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
International Equity Index Fund           28,000          0         40,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Investment Grade Bond Fund                365,000      328,000      200,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Investment Grade Tax-Exempt Bond Fund     283,000      227,000      155,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Limited-Term Federal Mortgage
Securities Fund                           868,000      69,000       16,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Maryland Municipal Bond Fund              268,000      190,000      72,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Mid-Cap Equity Fund                       115,000      132,000      134,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Mid-Cap Value Equity Fund                 49,000       13,000          *            0            0             *
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Prime Quality Money Market Fund           120,000      63,000       24,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Short-Term Bond Fund                      305,000      169,000      33,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Short-Term U.S. Treasury Securities
Fund                                     1,075,000     441,000      93,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------

--------------------------------------- -------------------------------------- ---------------------------------------
                                          AGGREGATE SALES CHARGE PAYABLE TO
                                                   DISTRIBUTOR ($)               AMOUNT RETAINED BY DISTRIBUTOR ($)
                                        -------------------------------------- ---------------------------------------
FUND                                       2003         2002         2001         2003          2002         2001
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Small Cap Growth Stock Fund               233,000      256,000      253,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Small Cap Value Equity Fund               305,000      172,000      86,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Strategic Income Fund                     638,000      106,000         *            0            0             *
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Strategic Quantitative Equity Fund           *            *            *            *            *             *
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Tax Sensitive Growth Stock Fund          1,204,000    1,945,000    2,828,000        0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
U.S. Government Securities Fund           370,000      314,000      99,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Value Income Stock Fund                   469,000      602,000      672,000         0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Vantage Fund                              10,000        1,000          *            0            0             *
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Virginia Intermediate Municipal Bond
Fund                                         *            *            *            *            *             *
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------
Virginia Municipal Bond Fund              150,000      114,000      58,000          0            0             0
--------------------------------------- ------------ ------------ ------------ ------------ ------------- ------------

* Not in operation during the period.

A SHARES, B SHARES AND L SHARES DISTRIBUTION PLANS

The Distribution Agreement and the A Plan adopted by the Trust provide that A Shares of the Funds will pay the Distributor fees of up to the following respective levels:

-------------------------------------------------- --------------------------
FUND:                                              DISTRIBUTION FEE:
-------------------------------------------------- --------------------------
Balanced Fund                                      0.28%
-------------------------------------------------- --------------------------
Capital Appreciation Fund                          0.68%
-------------------------------------------------- --------------------------
Florida Tax-Exempt Bond Fund                       0.18%
-------------------------------------------------- --------------------------
Georgia Tax-Exempt Bond Fund                       0.18%
-------------------------------------------------- --------------------------
Growth and Income Fund                             0.25%
-------------------------------------------------- --------------------------
High Income Fund                                   0.30%
-------------------------------------------------- --------------------------
Information and Technology Fund                    0.55%
-------------------------------------------------- --------------------------
International Equity Fund                          0.33%
-------------------------------------------------- --------------------------
International Equity Index Fund                    0.38%
-------------------------------------------------- --------------------------
Investment Grade Bond Fund                         0.43%
-------------------------------------------------- --------------------------
Investment Grade Tax-Exempt Bond Fund              0.43%
-------------------------------------------------- --------------------------
Life Vision Aggressive Growth Fund                 0.50%
-------------------------------------------------- --------------------------
Life Vision Conservative Fund                      0.40%
-------------------------------------------------- --------------------------
Life Vision Growth and Income Fund                 0.50%
-------------------------------------------------- --------------------------
Life Vision Moderate Growth Fund                   0.50%
-------------------------------------------------- --------------------------
Limited-Term Federal Mortgage Securities Fund      0.23%
-------------------------------------------------- --------------------------
Maryland Municipal Bond Fund                       0.15%
-------------------------------------------------- --------------------------
Mid-Cap Equity Fund                                0.43%
-------------------------------------------------- --------------------------

-------------------------------------------------- --------------------------
FUND:                                              DISTRIBUTION FEE:
-------------------------------------------------- --------------------------
Mid-Cap Value Equity Fund                          0.40%
-------------------------------------------------- --------------------------
Prime Quality Money Market Fund                    0.20%
-------------------------------------------------- --------------------------
Short-Term Bond Fund                               0.23%
-------------------------------------------------- --------------------------
Short-Term U.S. Treasury Securities Fund           0.18%
-------------------------------------------------- --------------------------
Small Cap Growth Stock Fund                        0.50%
-------------------------------------------------- --------------------------
Small Cap Value Equity Fund                        0.33%
-------------------------------------------------- --------------------------
Strategic Income Fund                              0.35%
-------------------------------------------------- --------------------------
Strategic Quantitative Equity Fund                 0.25%
-------------------------------------------------- --------------------------
Tax-Exempt Money Market Fund                       0.15%
-------------------------------------------------- --------------------------
Tax Sensitive Growth Stock Fund                    0.40%
-------------------------------------------------- --------------------------
U.S. Government Securities Money Market Fund       0.17%
-------------------------------------------------- --------------------------
U.S. Government Securities Fund                    0.38%
-------------------------------------------------- --------------------------
U.S. Treasury Money Market Fund                    0.15%
-------------------------------------------------- --------------------------
Value Income Stock Fund                            0.33%
-------------------------------------------------- --------------------------
Vantage Fund                                       0.50%
-------------------------------------------------- --------------------------
Virginia Intermediate Municipal Bond Fund          0.15%
-------------------------------------------------- --------------------------
Virginia Municipal Bond Fund                       0.15%
-------------------------------------------------- --------------------------
Virginia Tax-Free Money Market Fund                0.40%
-------------------------------------------------- --------------------------

In addition, the Distribution Agreement, the B Plan and the L Plan adopted by the Trust provide that B Shares and L Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to A Shares, B Shares or L Shares shareholders or their customers who beneficially own A Shares, B Shares or L Shares. In addition, B Shares and L Shares are subject to a service fee of up to 0.25% of the average daily net assets of the B Shares and L Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.


Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


The Trust has adopted the A Plan, the B Plan and the L Plan in each case in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the A Plan, the B Plan and the L Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The A Plan, the B Plan and the L Plan require that quarterly written reports of amounts spent under the A Plan, the B Plan and the L Plan, respectively, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The A Plan, the B Plan and the L Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the Plans will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of B Shares or L Shares, but B Shares and L Shares are subject to a contingent deferred sales charge if they are redeemed within five and one years, respectively, of purchase. Pursuant to the Distribution Agreement, the B Plan and the L Plan, B Shares and L Shares are subject to an ongoing distribution and service fee calculated on each Fund's aggregate average daily net assets attributable to its B Shares or L Shares.

For the fiscal years ended May 31, 2003, 2002 and 2001, the Funds paid the following amounts pursuant to the A Plan:

------------------------------------------------------------ --------------------------------------------------------
                                                                DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)
                                                             --------------------------------------------------------
FUND                                                               2003                2002               2001
------------------------------------------------------------ ------------------ ------------------- -----------------
Balanced Fund                                                      6,000              7,000              9,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Capital Appreciation Fund                                         794,000           1,061,000          1,343,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Florida Tax-Exempt Bond Fund                                       1,000             (7,000)*              0
------------------------------------------------------------ ------------------ ------------------- -----------------
Georgia Tax-Exempt Bond Fund                                     (7,000)*            (7,000)*              0
------------------------------------------------------------ ------------------ ------------------- -----------------
Growth and Income Fund                                            15,000              26,000             33,000
------------------------------------------------------------ ------------------ ------------------- -----------------
High Income Fund                                                    **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Information and Technology Fund                                     **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
International Equity Fund                                        (3,000)*             41,000             7,000
------------------------------------------------------------ ------------------ ------------------- -----------------
International Equity Index Fund                                    5,000              27,000               0
------------------------------------------------------------ ------------------ ------------------- -----------------
Investment Grade Bond Fund                                        78,000              59,000             54,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Investment Grade Tax-Exempt Bond Fund                             68,000              62,000             60,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Life Vision Aggressive Growth Fund                                  **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Life Vision Conservative Fund                                       **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Life Vision Growth and Income Fund                                  **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Life Vision Moderate Growth Fund                                    **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Limited-Term Federal Mortgage Securities Fund                      3,000            (10,000)*              0
------------------------------------------------------------ ------------------ ------------------- -----------------
Maryland Municipal Bond Fund                                        **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Mid-Cap Equity Fund                                               22,000              27,000             36,000
------------------------------------------------------------ ------------------ ------------------- -----------------

------------------------------------------------------------ --------------------------------------------------------
                                                                DISTRIBUTION FEES - AMOUNT PAID OR REIMBURSED ($)
                                                             --------------------------------------------------------
FUND                                                               2003                2002               2001
------------------------------------------------------------ ------------------ ------------------- -----------------
Mid-Cap Value Equity Fund                                           **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Prime Quality Money Market Fund                                  3,473,000          3,407,000          2,911,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Short-Term Bond Fund                                             (4,000)*            (4,000)*              0
------------------------------------------------------------ ------------------ ------------------- -----------------
Short-Term U.S. Treasury Securities Fund                           3,000             (8,000)*              0
------------------------------------------------------------ ------------------ ------------------- -----------------
Small Cap Growth Stock                                            33,000              58,000             80,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Small Cap Value Equity Fund                                         **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Strategic Income Fund                                               **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Strategic Quantitative Equity Fund                                  **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Tax-Exempt Money Market Fund                                      298,000            264,000            204,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Tax Sensitive Growth Stock Fund                                     **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
U.S. Government Securities Fund                                   13,000              17,000               0
------------------------------------------------------------ ------------------ ------------------- -----------------
U.S. Government Securities Money Market Fund                      345,000            292,000            132,000
------------------------------------------------------------ ------------------ ------------------- -----------------
U.S. Treasury Money Market Fund                                     **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Value Income Stock Fund                                           180,000            233,000            268,000
------------------------------------------------------------ ------------------ ------------------- -----------------
Vantage Fund                                                        **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Virginia Intermediate Municipal Bond Fund                        (10,000)*          (12,000)*              0
------------------------------------------------------------ ------------------ ------------------- -----------------
Virginia Municipal Bond Fund                                        **                  **                 **
------------------------------------------------------------ ------------------ ------------------- -----------------
Virginia Tax-Free Money Market Fund                               167,000            167,000            100,000
------------------------------------------------------------ ------------------ ------------------- -----------------

*  The Distributor reimbursed the Funds for other expenses.
** Not in operation during the period.

For the fiscal year ended May 31, 2003, the Funds paid the following amounts pursuant to the B Plan:

-------------------------------------------------------------- ----------------------------------------------
                                                                    DISTRIBUTION FEES - AMOUNT PAID ($)
                                                               ----------------------------------------------
FUND                                                                               2003
-------------------------------------------------------------- ----------------------------------------------
Life Vision Aggressive Growth Fund                                                 1,000
-------------------------------------------------------------- ----------------------------------------------
Life Vision Conservative Fund                                                        0
-------------------------------------------------------------- ----------------------------------------------
Life Vision Growth and Income Fund                                                 1,000
-------------------------------------------------------------- ----------------------------------------------
Life Vision Moderate Growth Fund                                                   2,000
-------------------------------------------------------------- ----------------------------------------------

For the fiscal years ended May 31, 2003, 2002 and 2001, the Funds paid the following amounts pursuant to the L Plan:

-------------------------------------------------------------- --------------------------------------------------------
                                                                         DISTRIBUTION FEES - AMOUNT PAID ($)
                                                               --------------------------------------------------------
FUND                                                                  2003               2002               2001
-------------------------------------------------------------- ------------------ ----------------- -------------------
Balanced Fund                                                       612,000           677,000            596,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Capital Appreciation Fund                                           829,000          1,047,000          1,102,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Florida Tax-Exempt Bond Fund                                        220,000           111,000             60,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Georgia Tax-Exempt Bond Fund                                        92,000             99,000             59,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Growth and Income Fund                                              534,000           648,000            515,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
High Income Fund                                                    246,000           167,000             36,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Information and Technology Fund                                     17,000            104,000            204,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
International Equity Fund                                           27,000             7,000              65,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
International Equity Index Fund                                     11,000               0                38,000
-------------------------------------------------------------- ------------------ ----------------- -------------------

-------------------------------------------------------------- --------------------------------------------------------
                                                                         DISTRIBUTION FEES - AMOUNT PAID ($)
                                                               --------------------------------------------------------
FUND                                                                  2003               2002               2001
-------------------------------------------------------------- ------------------ ----------------- -------------------
Investment Grade Bond Fund                                          278,000           254,000            147,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Investment Grade Tax-Exempt Bond Fund                               232,000           184,000            120,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Limited-Term Federal Mortgage Securities Fund                       487,000            26,000               0
-------------------------------------------------------------- ------------------ ----------------- -------------------
Maryland Municipal Bond Fund                                        243,000           169,000             55,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Mid-Cap Equity Fund                                                 81,000            106,000            112,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Mid-Cap Value Equity Fund                                            7,000             4,000                *
-------------------------------------------------------------- ------------------ ----------------- -------------------
Prime Quality Money Market Fund                                     79,000             59,000             15,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Short-Term Bond Fund                                                141,000            74,000             5,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Short-Term U.S. Treasury Securities Fund                            405,000           159,000             21,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Small Cap Growth Stock Fund                                         199,000           231,000            230,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Small Cap Value Equity Fund                                         248,000           136,000             56,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Strategic Income Fund                                               313,000            59,000               *
-------------------------------------------------------------- ------------------ ----------------- -------------------
Strategic Quantitative Equity Fund                                     *                 *                  *
-------------------------------------------------------------- ------------------ ----------------- -------------------
Tax Sensitive Growth Stock Fund                                    1,095,000         1,844,000          2,732,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
U.S. Government Securities Fund                                     306,000           260,000             71,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Value Income Stock Fund                                             433,000           581,000            645,000
-------------------------------------------------------------- ------------------ ----------------- -------------------
Vantage Fund                                                       (5,000)**             0                  *
-------------------------------------------------------------- ------------------ ----------------- -------------------
Virginia Intermediate Municipal Bond Fund                              *                 *                  *
-------------------------------------------------------------- ------------------ ----------------- -------------------
Virginia Municipal Bond Fund                                        128,000            94,000             41,000
-------------------------------------------------------------- ------------------ ----------------- -------------------

*  Not in operation during the period.
** The Distributor reimbursed the Fund for other expenses.

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling A Shares and L Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

-----------------------------------------------------------------------------------------------------------------------
                                                                             ANNUAL FIRST YEAR
                                  ANNUAL PAYOUT 12(B)-1  INITIAL PAYMENT -     PAYOUT 12(B)-1      ANNUAL PAYOUT 12(B)-1
                                  EFFECTIVE IMMEDIATELY   AT TIME OF SALE   EFFECTIVE IMMEDIATELY  EFFECTIVE 13TH MONTH
FUND                                      (A)*                 (L)                  (L)                    (L)
-----------------------------------------------------------------------------------------------------------------------
EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------

Balanced Fund                             0.20%                0.25%               0.50%                 0.65%
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund                 0.35%                0.25%               0.50%                 0.65%
-----------------------------------------------------------------------------------------------------------------------
Growth and Income Fund                    0.20%                0.25%               0.45%                 0.60%
-----------------------------------------------------------------------------------------------------------------------
Information and Technology Fund           0.25%                0.25%               0.50%                 0.65%
-----------------------------------------------------------------------------------------------------------------------
International Equity Fund                 0.25%                0.25%               0.45%                 0.60%
-----------------------------------------------------------------------------------------------------------------------
International Equity Index Fund           0.30%                0.25%               0.40%                 0.50%
-----------------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund        0.20%                 N/A                 N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund             0.15%                 N/A                 N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund        0.20%                 N/A                 N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund          0.20%                 N/A                 N/A                   N/A
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Equity Fund                       0.30%                0.25%               0.45%                 0.60%
-----------------------------------------------------------------------------------------------------------------------
Mid-Cap Value Equity Fund                 0.25%                0.25%               0.45%                 0.60%
----------------------------------------------------------------------------------------------------------------------
Small Cap Growth Stock Fund               0.35%                0.25%               0.50%                 0.65%
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                             ANNUAL FIRST YEAR
                                  ANNUAL PAYOUT 12(B)-1   INITIAL PAYMENT -     PAYOUT 12(B)-1     ANNUAL PAYOUT 12(B)-1
                                  EFFECTIVE IMMEDIATELY   AT TIME OF SALE   EFFECTIVE IMMEDIATELY  EFFECTIVE 13TH MONTH
FUND                                       (A)*                 (L)                 (L)                   (L)
-----------------------------------------------------------------------------------------------------------------------
Small Cap Value Equity Fund               0.25%                0.25%               0.45%                 0.60%
-----------------------------------------------------------------------------------------------------------------------
Strategic Quantitative Equity Fund        0.25%                0.25%               0.40%                 0.60%
-----------------------------------------------------------------------------------------------------------------------
Tax Sensitive Growth Stock Fund           0.20%                0.25%               0.45%                 0.60%
-----------------------------------------------------------------------------------------------------------------------
Value Income Stock Fund                   0.20%                0.25%               0.50%                 0.65%
-----------------------------------------------------------------------------------------------------------------------
Vantage Fund Fund                         0.25%                0.25%               0.40%                 0.60%
-----------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------
Florida Tax-Exempt Bond Fund              0.10%                0.15%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Georgia Tax-Exempt Bond Fund              0.10%                0.15%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
High Income Fund                          0.20%                0.25%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Bond Fund                0.20%                0.20%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Investment Grade Tax-Exempt Bond Fund     0.20%                0.20%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Limited Term Federal Mortgage
Securities Fund                           0.15%                0.15%               0.20%                 0.25%
-----------------------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund              0.10%                0.15%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Short Term Bond Fund                      0.15%                0.10%               0.20%                 0.25%
-----------------------------------------------------------------------------------------------------------------------
Short-Term U.S. Treasury
Securities Fund                           0.10%                0.10%               0.20%                 0.25%
-----------------------------------------------------------------------------------------------------------------------
Strategic Income Fund                     0.20%                0.25%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
U.S. Government Securities Fund           0.15%                0.20%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Virginia Intermediate Municipal
Bond Fund                                 0.10%                0.15%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------
Virginia Municipal Bond Fund              0.10%                0.15%               0.20%                 0.30%
-----------------------------------------------------------------------------------------------------------------------

* Initial Front End Sales Charge for A Shares ranges from 3.75% maximum to 0.50% depending on Fund and breakpoints (outlined in prospectus).

Other than any portion of the sales charges imposed on purchases, the following table shows the level of compensation paid by the Distributor to broker-dealers selling B Shares, unless otherwise agreed upon by the Distributor and such broker-dealer.

----------------------------------------------------------------------------------------------------------------

                                  INITIAL PAYMENT -   ANNUAL FIRST YEAR PAYOUT 12(B)-1    ANNUAL PAYOUT 12(B)-1
FUND                               AT TIME OF SALE        EFFECTIVE IMMEDIATELY           EFFECTIVE 13TH MONTH
----------------------------------------------------------------------------------------------------------------
LIFE VISION FUNDS
----------------------------------------------------------------------------------------------------------------
Life Vision Aggressive Growth Fund      4.00%                     N/A                             N/A
----------------------------------------------------------------------------------------------------------------
Life Vision Conservative Fund           4.00%                     N/A                             N/A
----------------------------------------------------------------------------------------------------------------
Life Vision Growth and Income Fund      4.00%                     N/A                             N/A
----------------------------------------------------------------------------------------------------------------
Life Vision Moderate Growth Fund        4.00%                     N/A                             N/A
----------------------------------------------------------------------------------------------------------------

THE TRANSFER AGENT

Federated Services Company, Federated Investors Tower, Pittsburgh, PA 15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN


SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for all of the Funds except for the International Equity, International Equity Index and Strategic Income Funds. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109 serves as custodian for the International Equity, International Equity Index and Strategic Income Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

For the fiscal year ended May 31, 2003, PricewaterhouseCoopers LLP, served as independent public accountants for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST


BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's 44 series, which includes series not described in this SAI. Each Trustee also serves a Trustee for each of the seven series of the STI Classic Variable Trust. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

THOMAS GALLAGHER (11/25/47) - Trustee - President, Genuine Parts Company, 1970 to the present. Director, Oxford Industries.

F. WENDELL GOOCH (12/03/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 to 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 to 1997. President, H & W Distribution, Inc., 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/04/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1985 to the present. Director, NCR. Director, Cox Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Foundation.

RICHARD W. COURTS, II (1/18/36) - Trustee* - Chairman of the Board, Atlantic Investment Company, 1970 to the present.

CLARENCE H. RIDLEY (6/03/42) - Trustee* - Chairman of the Board, Haverty Furniture Companies, 2001 to the present. Partner, King and Spalding LLP (law firm), 1977 to 2000.

---------------------------------------
* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.


BOARD COMMITTEES.  The Board has established the following committees:


o AUDIT COMMITTEE. The Board's Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board's Nominating Committee is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 order of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. The Nominating
     Committee meets periodically, as necessary, and met one time during the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibility of the Fair Value Pricing Committee is to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met sixteen times in the most recently completed Trust fiscal year.


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Investment Adviser," the Board continuance of the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting, the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's  profitability from its Fund-related  operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreements for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

---------------------- ---------------------------------------------------------------- ------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
NAME                             DOLLAR RANGE OF FUND SHARES (FUND)*                          SHARES (ALL FUNDS)*
---------------------- ---------------------------------------------------------------- ------------------------------
Courts                                              None                                            None
---------------------- ---------------------------------------------------------------- ------------------------------
                                   $1-$10,000 (Capital Appreciation Fund)
                                     $1-$10,000 (Growth and Income Fund)
                                $1-$10,000 (Information and Technology Fund)
                                $1-$10,000 (Prime Quality Money Market Fund)
Gallagher                         $1-$10,000 (Small Cap Growth Stock Fund)                     $10,001-$50,000
                                  $1-$10,000 (Small Cap Value Equity Fund)
                                $1-$10,000 (Tax Sensitive Growth Stock Fund)
                                    $1-$10,000 (Value Income Stock Fund)
---------------------- ---------------------------------------------------------------- ------------------------------
Gooch                         $10,001-$50,000 (Information and Technology Fund)               $50,001-$100,000
                              $10,001-$50,000 (Tax Sensitive Growth Stock Fund)
---------------------- ---------------------------------------------------------------- ------------------------------
Ridley                                              None                                            None
---------------------- ---------------------------------------------------------------- ------------------------------
Robbins                                             None                                            None
---------------------- ---------------------------------------------------------------- ------------------------------
Walton                          $1-$10,000 (Information and Technology Fund)                   $10,001-$50,000
                                  $1-$10,000 (Small Cap Growth Stock Fund)
                                  $1-$10,000 (Small Cap Value Equity Fund)
                                $1-$10,000 (Tax Sensitive Growth Stock Fund)
                                    $1-$10,000 (Value Income Stock Fund)
                                 $10,001-$50,000 (Capital Appreciation Fund)
---------------------- ---------------------------------------------------------------- ------------------------------

*Valuation date is December 31, 2002.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

------------------------------- ---------------- ---------------------- ----------------- ----------------------------
                                                                            ESTIMATED
                                                 PENSION OR RETIREMENT   ANNUAL BENEFITS      TOTAL COMPENSATION
                                   AGGREGATE      BENEFITS ACCRUED AS         UPON          FROM THE TRUST AND FUND
 NAME OF PERSON AND POSITION     COMPENSATION    PART OF FUND EXPENSES     RETIREMENT              COMPLEX*
------------------------------- ---------------- ---------------------- ----------------- ----------------------------
Richard W. Courts, II, Trustee      $31,300               N/A                  N/A         $33,000 for services on two
                                                                                           boards
------------------------------- ---------------- ---------------------- ----------------- ----------------------------
Thomas Gallagher, Trustee           $37,600               N/A                  N/A         $40,000 for services on two
                                                                                           boards
------------------------------- ---------------- ---------------------- ----------------- ----------------------------
F. Wendell Gooch, Trustee           $34,800               N/A                  N/A         $37,000 for services on two
                                                                                           boards
------------------------------- ---------------- ---------------------- ----------------- ----------------------------
Clarence H. Ridley, Trustee         $34,800               N/A                  N/A         $37,000 for services on two
                                                                                           boards
------------------------------- ---------------- ---------------------- ----------------- ----------------------------
James Robbins, Trustee              $33,300               N/A                  N/A         $35,500 for services on two
                                                                                           boards
------------------------------- ---------------- ---------------------- ----------------- ----------------------------
Jonathan T. Walton, Trustee         $34,800               N/A                  N/A         $37,000 for services on two
                                                                                           boards
------------------------------- ---------------- ---------------------- ----------------- ----------------------------

* The Fund complex consists of the Trust and the STI Classic Variable Trust.

TRUST OFFICERS. The Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor. None of the Officers receive compensation from the Trust for their services.

JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995 to 1998.

JENNIFER E. SPRATLEY, CPA (02/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991 to 1999.

LYDIA GAVALIS (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989 to 1998.

TIMOTHY D. BARTO (03/28/68) - Vice President and Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997 to 1999.

TODD B. CIPPERMAN (02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995 to 2000.

CHRISTINE M. MCCULLOUGH (12/02/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White & Williams LLP (law firm), 1991 to 1999.

WILLIAM E. ZITELLI, JR. (06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 to 2000. Associate, Pepper Hamilton LLP (law firm), 1997 to 1998.

SHERRY KAJDAN VETTERLEIN (06/22/62) - Vice President & Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992 to 2000.

JOHN C. MUNCH (05/07/71) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001; Associate at Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998 to 2001; Associate at Seward & Kissel (law firm), 1996 to 1998.


PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.


The performance of the Trust's A Shares and L Shares will normally be lower than for T Shares because A Shares and L Shares are subject to distribution, service, and certain transfer agent fees not charged to T Shares. Because of their differing distribution expense arrangements, the performance of L Shares in comparison to A Shares will vary depending upon the investor's investment time horizon.


Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

SEVEN-DAY YIELD

The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (the "base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change (exclusive of capital changes) in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The Tax-Exempt Money Market Fund's "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

                      TAX EQUIVALENT YIELD = (E) +T ( 1-P)


                      E = the portion of the yield which is tax-exempt P = stated income tax rate
                      T = the portion of the yield which is taxable


For the seven-day period ended May 31, 2003, the Money Market Funds' current effective and tax equivalent yields were as follows:

------------------------- ------------- -------------- ------------------- ----------------- -----------------
                                                                                              SEVEN-DAY TAX
                                          SEVEN-DAY        SEVEN-DAY        SEVEN-DAY TAX       EQUIVALENT
                            CLASS OF        YIELD       EFFECTIVE YIELD       EQUIVALENT     EFFECTIVE YIELD
FUND                         SHARES          (%)              (%)             YIELD (%)            (%)
------------------------- ------------- -------------- ------------------- ----------------- -----------------
                               A            0.55              0.56               N/A               N/A
Prime Quality Money       ------------- -------------- ------------------- ----------------- -----------------
Market Fund                    L            0.37              0.37               N/A               N/A
                          ------------- -------------- ------------------- ----------------- -----------------
                               T            0.73              0.74               N/A               N/A
------------------------- ------------- -------------- ------------------- ----------------- -----------------
                               A            0.57              0.57              0.88%             0.88%
Tax-Exempt Money          ------------- -------------- ------------------- ----------------- -----------------
Market Fund                    T            0.70              0.70              1.08%             1.08%
------------------------- ------------- -------------- ------------------- ----------------- -----------------
U.S. Government                A            0.48              0.49               N/A               N/A
Securities Money Market   ------------- -------------- ------------------- ----------------- -----------------
Fund                           T            0.63              0.63               N/A               N/A
------------------------- ------------- -------------- ------------------- ----------------- -----------------
U.S. Treasury Money            A              *                *                  *                 *
Market Fund               ------------- -------------- ------------------- ----------------- -----------------
                               T            0.61              0.61               N/A               N/A
------------------------- ------------- -------------- ------------------- ----------------- -----------------
Virginia Tax-Free Money        A            0.57              0.57              0.96%             0.96%
Market Fund               ------------- -------------- ------------------- ----------------- -----------------
                               T            0.75              0.75              1.27%             1.27%
------------------------- ------------- -------------- ------------------- ----------------- -----------------

*     Not in operation during the period.


The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments a Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

30-DAY YIELD


The Equity Funds, Balanced Fund, Bond Funds, Tax-Exempt Bond Funds and Life Vision Funds may advertise a 30-day yield. In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the 30-day period ended May 31, 2003, yields on the Funds other than the money market funds were as follows:


-------------------------------------------------------- ------------------------------ ------------------------------
FUND                                                     CLASS OF SHARES                YIELD (%)
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0.97
                                                         ------------------------------ ------------------------------
Balanced Fund                                            L Shares                       0.27
                                                         ------------------------------ ------------------------------
                                                         T Shares                       1.30
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0
                                                         ------------------------------ ------------------------------
Capital Appreciation Fund                                L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       2.07
                                                         ------------------------------ ------------------------------
Florida Tax-Exempt Bond Fund                             L Shares                       1.66
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.37
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       1.79
                                                         ------------------------------ ------------------------------
Georgia Tax-Exempt Bond Fund                             L Shares                       1.37
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.07
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0.80
                                                         ------------------------------ ------------------------------
Growth and Income Fund                                   L Shares                       0.12
                                                         ------------------------------ ------------------------------
                                                         T Shares                       1.01
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
High Income Fund                                         L Shares                       7.27
                                                         ------------------------------ ------------------------------
                                                         T Shares                       7.95
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Information and Technology Fund                          L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0
                                                         ------------------------------ ------------------------------
International Equity Fund                                L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0
                                                         ------------------------------ ------------------------------
International Equity Index Fund                          L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       2.42
                                                         ------------------------------ ------------------------------
Investment Grade Bond Fund                               L Shares                       2.02
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.91
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       1.41
                                                         ------------------------------ ------------------------------
Investment Grade Tax-Exempt Bond Fund                    L Shares                       1.00
                                                         ------------------------------ ------------------------------
                                                         T Shares                       1.88
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Life Vision Aggressive Growth Fund                       B Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Life Vision Conservative Fund                            B Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       *
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Life Vision Growth and Income Fund                       B Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0.20
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Life Vision Moderate Growth Fund                         B Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0.52
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       2.56
                                                         ------------------------------ ------------------------------
Limited-Term Federal Mortgage Securities Fund            L Shares                       2.26
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.87
-------------------------------------------------------- ------------------------------ ------------------------------

-------------------------------------------------------- ------------------------------ ------------------------------
FUND                                                     CLASS OF SHARES                YIELD (%)
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Maryland Municipal Bond Fund                             L Shares                       1.69
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.61
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0.71
                                                         ------------------------------ ------------------------------
Mid-Cap Equity Fund                                      L Shares                       0.17
                                                         ------------------------------ ------------------------------
                                                         T Shares                       1.16
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Mid-Cap Value Equity Fund                                L Shares                       0.36
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0.75
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       1.15
                                                         ------------------------------ ------------------------------
Short-Term Bond Fund                                     L Shares                       0.83
                                                         ------------------------------ ------------------------------
                                                         T Shares                       1.39
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0.45
                                                         ------------------------------ ------------------------------
Short-Term U.S. Treasury Securities Fund                 L Shares                       0.20
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0.61
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       0
                                                         ------------------------------ ------------------------------
Small Cap Growth Stock Fund                              L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Small Cap Value Equity Fund                              L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0.70
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Strategic Income Fund                                    L Shares                       4.79
                                                         ------------------------------ ------------------------------
                                                         T Shares                       5.31
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Strategic Quantitative Equity Fund                       L Shares                       *
                                                         ------------------------------ ------------------------------
                                                         T Shares                       *
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Tax Sensitive Growth Stock Fund                          L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       2.32
                                                         ------------------------------ ------------------------------
U.S. Government Securities Fund                          L Shares                       1.90
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.82
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       1.02
                                                         ------------------------------ ------------------------------
Value Income Stock Fund                                  L Shares                       0.37
                                                         ------------------------------ ------------------------------
                                                         T Shares                       1.43
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Vantage Fund                                             L Shares                       0
                                                         ------------------------------ ------------------------------
                                                         T Shares                       0
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       2.18
                                                         ------------------------------ ------------------------------
Virginia Intermediate Municipal Bond Fund                L Shares                       *
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.31
-------------------------------------------------------- ------------------------------ ------------------------------
                                                         A Shares                       *
                                                         ------------------------------ ------------------------------
Virginia Municipal Bond Fund                             L Shares                       1.63
                                                         ------------------------------ ------------------------------
                                                         T Shares                       2.57
-------------------------------------------------------- ------------------------------ ------------------------------
* Not in operation during the period.


The Tax-Exempt Bond Funds' "tax equivalent yield" and "tax equivalent effective yield" are calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Fund's yield, assuming certain tax brackets for a shareholder. Tax-exempt yield is calculated according to the same formula except that E equals the interest exempt from federal income tax earned during the period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:


                       TAX EQUIVALENT YIELD = (E) +T (1-P)

                E = the portion of the yield which is tax-exempt
                P = stated income tax rate
                T = the portion of the yield which is taxable



Tax equivalent yields assume the payment of federal income taxes at a rate of 35.00%, for the Georgia Tax-Exempt Bond Fund, Georgia income taxes at a rate of 6.00%, for the Maryland Municipal Bond Fund, Maryland taxes at a rate of 4.75%, and for the Virginia Intermediate Municipal and Virginia Municipal Bond Funds, Virginia taxes at a rate of 5.75%.

For the 30-day period ended May 31, 2003, the tax-equivalent yields for the A Shares of the Tax-Exempt Funds were as follows: for the Florida Tax-Exempt Bond Fund 3.18%, Georgia Tax-Exempt Bond Fund 3.03%, Investment Grade Tax-Exempt Bond Fund 2.17%, and Virginia Intermediate Municipal Bond Fund 3.68%.

For the 30-day period ended May 31, 2003, the tax-equivalent yields for the L Shares of the Tax-Exempt Funds were as follows: for the, Florida Tax-Exempt Bond Fund 2.55%, Georgia Tax-Exempt Bond Fund 2.32%, Investment Grade Tax-Exempt Bond Fund 1.54%, Maryland Municipal Bond Fund 2.80%, and Virginia Municipal Bond Fund 2.75%.

For the 30-day period ended May 31, 2003, the tax-equivalent yields for the T Shares were as follows: for the Florida Tax-Exempt Bond Fund 3.65%, Georgia Tax-Exempt Bond Fund 3.51%, Investment Grade Tax-Exempt Bond Fund 2.89%, Maryland Municipal Bond Fund 4.33%, Virginia Intermediate Municipal Bond Fund 3.90%, and Virginia Municipal Bond Fund 4.34%.


CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION (BEFORE TAXES). The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS). The total return (after-taxes on distributions) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming no liquidation of the investment at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVD, where P = a hypothetical initial investment of $1,000; T = average annual total return

(after-taxes on distributions); n = number of years; and ATVD = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, and assuming no liquidation of the investment at the end of the measurement periods. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.

TOTAL RETURN QUOTATION (AFTER-TAXES ON DISTRIBUTIONS AND REDEMPTION). The total return (after-taxes on distributions and redemption) of a Fund refers to the average annual compounded rate of return, taking into account the tax impact of Fund dividends and distributions made to shareholders, of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, average annual total return (after-taxes on distributions) is determined by finding the average annual compounded rate of return over the one-, five-, and ten-year periods (or for periods of the Fund's operations) that would equate the initial amount invested to the after-tax value, according to the following formulas: P (1+T)n = ATVDR, where P = a hypothetical initial investment of $1,000; T = average annual total return (after-taxes on distributions and redemption); n = number of years; and ATVDR = value at the end of the one-, five-, or ten-year periods of a hypothetical $1,000 investment made at the beginning of the time period, after taxes on Fund distributions, assuming that the entire investment is redeemed at the end of each measurement period. The calculation assumes that all distributions by the Funds are reinvested, less the taxes due on such distributions, at the price on the reinvestment dates during the period (adjustments may be made for subsequent recharacterizations of distributions). The calculation further assumes that no taxes are due on the portions of any distributions classified as exempt interest or non-taxable (I.E., return of capital). Taxes due on distributions by the Funds are calculated by applying the highest federal marginal tax rates to each component of the distributions on the reinvestment date (E.G., ordinary income, short-term capital gain, long-term capital gain, etc.). Taxes due on redemptions by shareholders are calculated by subtracting the capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. Applicable tax rates may vary over the measurement period. Potential tax liabilities other than federal tax liabilities (E.G., state and local taxes) are not factored into the calculation.



HISTORICAL PERFORMANCE. The average annual total return (before taxes) for each fund, and the total return (after-taxes on distributions) and total return (after-taxes on distributions and redemption) for the Tax Sensitive Growth Stock Fund, was as follows for the one-year, five-year, ten-year and since inception periods ended May 31, 2003.

---------------------------------------------------------------------- ----------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                       ----------------------------------------------------
                                                                                                                  SINCE
                       FUND (INCEPTION DATE)                            ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
---------------------------------------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load              (4.29)       1.94           *            7.24
                                 (01/03/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares -Without Sales Load            (0.54)       2.72           *            7.68
                                 (01/03/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Balanced Fund                    L Shares - With Sales Load              (3.11)       1.96           *            7.42
                                 (06/14/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           (1.15)       1.96           *            7.42
                                 (06/14/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (01/03/94)                     (0.14)       3.05           *            8.06
---------------------------------------------------------------------- ----------- ------------ ------------- -------------

---------------------------------------------------------------------- ----------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                       ----------------------------------------------------
                                                                                                                  SINCE
                       FUND (INCEPTION DATE)                            ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
---------------------------------------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load             (13.93)      (1.60)         7.50          8.59
                                 (06/09/92)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load          (10.60)      (0.85)         7.90          8.97
                                 (06/09/92)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Capital Appreciation Fund        L Shares - With Sales Load             (12.75)      (1.31)          *            8.24
                                 (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (10.96)      (1.31)          *            8.24
                                 (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (07/01/92)                     (9.97)      (0.21)         8.60          9.36
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load               6.70        5.29           *            5.68
                                 (01/18/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           10.89        6.10           *            6.12
                                 (01/18/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Florida Tax-Exempt Bond Fund     L Shares - With Sales Load               8.32        5.58           *            5.71
                                 (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           10.32        5.58           *            5.71
                                 (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (01/25/94)                     11.13        6.32           *            6.34
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load               5.21        4.58           *            4.62
                                 (01/19/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load            9.29        5.38           *            5.05
                                 (01/19/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Georgia Tax-Exempt Bond Fund     L Shares - With Sales Load               6.86        4.89           *            5.06
                                 (06/06/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load            8.86        4.89           *            5.06
                                 (06/06/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (01/18/94)                      9.64        5.62           *            5.25
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load             (14.08)      (1.03)         7.82          8.07
                                 (05/07/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load          (10.74)      (0.27)         8.23          8.48
                                 (05/07/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Growth and Income Fund           L Shares - With Sales Load             (13.18)      (1.02)          *            7.97
                                 (04/05/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (11.41)      (1.02)          *            7.97
                                 (04/05/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (09/26/92)                    (10.58)      (0.14)         8.30          9.16
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
High Income Fund                 L Shares - With Sales Load               5.55        1.33           *            3.53
                                 (05/04/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load            7.52        1.33           *            3.53
                                 (05/04/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (10/03/01)                      8.19          *            *            7.18
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Information and Technology Fund  L Shares - With Sales Load             (26.94)         *            *          (13.55)
                                 (01/24/00)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (25.45)         *            *          (13.55)
                                 (01/24/00)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (09/30/99)                    (24.69)         *            *          (12.73)
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load             (16.94)      (7.34)          *            5.35
                                 (01/02/96)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load          (13.70)      (6.63)          *            5.83
                                 (01/02/96)
                                 ------------------------------------- ----------- ------------ ------------- -------------
International Equity Fund        L Shares - With Sales Load             (16.00)      (7.29)          *            5.19
                                 (01/02/96)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (14.29)      (7.29)          *            5.19
                                 (01/02/96)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (12/01/95)                    (13.40)      (6.29)          *            6.18
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------

---------------------------------------------------------------------- ----------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                       ----------------------------------------------------
                                                                                                                  SINCE
                       FUND (INCEPTION DATE)                            ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
---------------------------------------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load             (17.29)      (5.74)          *            1.17
                                 (06/06/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load          (14.03)      (5.02)          *            1.61
                                 (06/06/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
International Equity Index Fund  L Shares - With Sales Load             (16.27)      (15.64)         *            0.87
                                 (06/08/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (14.56)      (15.64)         *            0.87
                                 (06/08/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/06/94)                    (13.63)      (4.61)          *            2.04
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load               6.98        5.21          5.72          6.03
                                 (06/11/92)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           11.16        6.01          6.13          6.40
                                 (06/11/92)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Investment Grade Bond Fund       L Shares - With Sales Load               8.61        5.49           *            5.75
                                 (06/07/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           10.61        5.49           *            5.75
                                 (06/07/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (07/16/92)                     11.61        6.42          6.53          6.76
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load               6.29        5.71          6.38          6.86
                                 (06/09/92)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           10.42        6.51          6.79          7.23
                                 (06/09/92)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Investment Grade Tax-Exempt      L Shares - With Sales Load               7.82        6.00           *            6.07
Bond Fund                        (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load            9.82        6.00           *            6.07
                                 (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (10/21/93)                     10.80        6.93           *            6.76
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Life Vision  Aggressive  Growth  B Shares  - With Sales Load            (15.04)      (0.58)         6.85          7.26
Fund                             (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 B  Shares  -  Without   Sales   Load   (10.58)      (0.28)         6.85          7.26
                                 (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/30/97)                    (10.36)      (0.23)         6.87          7.28
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Life Vision Conservative Fund    B Shares - With Sales Load                *            *            *           (0.70)
                                 (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 B Shares - Without Sales Load             *            *            *            4.30
                                 (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares                                  *            *            *             *
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Life Vision Growth and Income    B Shares - With Sales Load              (9.85)       1.69          6.84          7.11
Fund                             (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 B Shares - Without Sales Load           (5.17)       1.99          6.84          7.11
                                 (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/30/97)                     (5.16)       2.00          6.85          7.11
-------------------------------- ------------------------------------- ----------- ------------ ------------- -------------

--------------------------------------------------------------------- -----------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                       ----------------------------------------------------
                                                                                                                  SINCE
                       FUND (INCEPTION DATE)                            ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
--------------------------------------------------------------------- ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Life Vision Moderate Growth      B Shares - With Sales Load             (7.26)        2.08          6.49          6.76
Fund                             (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 B Shares - Without Sales Load          (2.47)        2.38          6.49          6.76
                                 (03/11/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/30/97)                    (2.21)        2.43          6.52          6.79
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load              4.09         5.45           *            5.91
                                 (07/18/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           6.72         5.99           *            6.22
                                 (07/18/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Limited-Term Federal Mortgage    L Shares - With Sales Load              4.33         5.67           *            5.60
Securities Fund                  (06/07/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           6.33         5.67           *            5.60
                                 (06/07/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/06/94)                     6.99         6.29           *            6.38
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Maryland Municipal Bond Fund     L Shares - With Sales Load              6.81         4.86           *            5.28
                                 (04/25/96)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           8.81         4.86           *            5.28
                                 (04/25/96)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (03/01/96)                     9.85         5.82           *            5.46
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load             (14.43)      (3.27)          *            5.15
                                 (01/31/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load          (11.09)      (2.54)          *            5.58
                                 (01/31/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Mid-Cap Equity Fund              L Shares - With Sales Load             (13.47)      (3.13)          *            4.47
                                 (06/05/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (11.71)      (3.13)          *            4.47
                                 (06/05/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (02/02/94)                    (10.73)      (2.11)          *            6.08
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Mid-Cap Value Equity Fund        L Shares - With Sales Load             (21.16)         *            *           (8.27)
                                 (11/30/01)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (19.58)         *            *           (8.27)
                                 (11/30/01)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (11/30/01)                    (19.05)         *            *           (7.65)
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares (06/08/92)                     0.98         3.65          4.05          3.93
                                 ------------------------------------- ----------- ------------ ------------- -------------
Prime Quality Money Market Fund  L Shares (10/04/99)                     0.54           *            *            2.61
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/08/02)                     1.17         3.83          4.23          4.11
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------

--------------------------------------------------------------------- -----------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                       ----------------------------------------------------
                                                                                                                  SINCE
                       FUND (INCEPTION DATE)                            ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load              1.45         4.36          4.84          4.77
                                 (03/22/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           3.47         4.79          5.05          4.98
                                 (03/22/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Short-Term Bond Fund             L Shares - With Sales Load              1.11         4.42           *            4.79
                                 (06/20/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           3.11         4.42           *            4.79
                                 (06/20/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (03/15/93)                     3.70         4.98          5.25          5.23
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load              3.12         4.69          4.76          4.70
                                 (03/18/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           4.13         4.90          4.86          4.80
                                 (03/18/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Short-Term U.S. Treasury         L Shares - With Sales Load              1.88         4.69           *            4.79
Securities Fund                  (06/22/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           3.88         4.69           *            4.79
                                 (06/22/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (03/15/93)                     4.31         5.06          5.03          4.97
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load             (14.13)         *            *           10.86
                                 (12/12/99)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load          (10.77)         *            *           11.78
                                 (12/12/99)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Small Cap Growth Stock Fund      L Shares - With Sales Load             (13.14)         *            *           10.93
                                 (10/08/98)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (11.40)         *            *           10.93
                                 (10/08/98)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (10/08/98)                    (10.50)         *            *           12.07
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Small Cap Value Equity Fund      L Shares - With Sales Load             (7.98)        2.63           *           12.51
                                 (06/06/97)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (6.10)        2.63           *           12.51
                                 (06/06/97)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (01/31/97)                    (5.09)        3.70           *           13.31
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Strategic Income Fund            L Shares - With Sales Load              6.16           *            *            5.76
                                 (11/30/01)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           8.16           *            *            5.76
                                 (11/30/01)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (11/30/01)                     8.73           *            *            6.26
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Strategic Quantitative Equity    L Shares - With Sales Load                *            *            *             *
Fund                             (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (08/07/03)                       *            *            *             *
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------

--------------------------------------------------------------------- -----------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                       ----------------------------------------------------
                                                                                                                  SINCE
                       FUND (INCEPTION DATE)                            ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
--------------------------------------------------------------------- ------------ ------------ ------------- -------------
Tax-Exempt Money Market Fund     A Shares (06/08/92)                     0.68         2.21          2.52          2.47
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/08/92)                     0.81         2.33          2.64          2.59
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - With Sales Load             (13.35)      (3.04)          *            5.46
                                 (12/15/98)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Tax Sensitive Growth Stock Fund  L Shares - Without Sales Load          (11.58)      (3.04)          *            5.46
                                 (12/15/98)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (12/11/98)                    (10.62)      (2.14)          *            6.12
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 AFTER-TAX ON DISTRIBUTIONS             (10.62)        N/A           *           (4.56)
                                 (T SHARES)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 AFTER-TAX ON DISTRIBUTIONS AND         (6.52)         N/A           *           (3.59)
                                 REDEMPTION (T SHARES)
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
U.S. Government Securities       A Shares  (06/08/92)                    0.86         3.49          3.91          3.80
Money Market Fund                ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (06/08/92)                     1.01         3.64          4.06          3.95
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load              4.69         5.52           *            6.23
                                 (06/06/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           8.79         6.33           *            6.68
                                 (06/06/94)
                                 ------------------------------------- ----------- ------------ ------------- -------------
U.S. Government Securities Fund  L Shares - With Sales Load              6.14         5.81           *            5.84
                                 (06/07/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load           8.14         5.81           *            5.84
                                 (06/07/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (08/01/94)                     9.25         6.76           *            7.18
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
U.S. Treasury Money Market Fund  A Shares (09/30/03)                       *            *            *             *
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (02/18/87)                     0.88         3.49          3.94          4.82
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load             (14.20)      (1.60)         8.58         10.37
                                 (02/17/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load          (10.85)      (0.84)         8.99         10.68
                                 (02/17/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Value Income Stock Fund          L Shares - With Sales Load             (13.32)      (1.57)         8.46         10.29
                                 (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (11.56)      (1.57)         8.46         10.29
                                 (06/01/95)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (02/12/93)                    (10.54)      (0.45)         9.43         11.01
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Vantage Fund                     L Shares - With Sales Load             (14.71)         *            *          (11.02)
                                 (03/11/02)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load          (12.97)         *            *          (11.02)
                                 (03/11/02)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (11/30/01)                    (12.44)         *            *          (10.60)
-------------------------------- ------------------------------------ ------------ ------------ ------------- -------------
                                 A Shares - With Sales Load              4.33         4.40          4.65          4.59
                                 (05/05/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 A Shares - Without Sales Load           8.38         5.19          5.06          4.99
                                 (05/05/93)
                                 ------------------------------------- ----------- ------------ ------------- -------------
Virginia Intermediate            L Shares - With Sales Load                *            *            *             *
Municipal Bond Fund              (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 L Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------- ----------- ------------ ------------- -------------
                                 T Shares (01/11/93)                     8.43         5.22          5.07          5.22
--------------------------------------------------------------------- -----------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL TOTAL RETURN (%)
                                                                      ----------------------------------------------------
                                                                                                                  SINCE
                       FUND (INCEPTION DATE)                            ONE YEAR    FIVE YEARS    TEN YEARS     INCEPTION
--------------------------------------------------------------------------------- ------------ ------------- -------------
                                 A Shares - With Sales Load                *            *            *             *
                                 (09/30/03)
                                 ------------------------------------------------ ------------ ------------- -------------
                                 A Shares - Without Sales Load             *            *            *             *
                                 (09/30/03)
                                 ------------------------------------------------ ------------ ------------- -------------
Virginia Municipal Bond Fund     L Shares - With Sales Load              6.89         4.50           *            4.96
                                 (04/14/95)
                                 ------------------------------------------------ ------------ ------------- -------------
                                 L Shares - Without Sales Load           8.89         4.50           *            4.96
                                 (04/14/95)
                                 ------------------------------------------------ ------------ ------------- -------------
                                 T Shares (04/04/95)                     9.86         5.44           *            5.94
-------------------------------- ------------------------------------------------ ------------ ------------- -------------
Virginia Tax-Free Money Market   A Shares (05/05/93)                     0.67         2.21          2.47          2.47
Fund                             ------------------------------------------------ ------------ ------------- -------------
                                 T Shares (06/15/89)                     0.85         2.35          2.57          3.08
-------------------------------- ------------------------------------------------ ------------ ------------- -------------

* Not in operation during the period.




PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.



The Trust will permit an exchange of L Shares of a Fund for A Shares of the same Fund, and will waive any sales charges that would otherwise apply, for those investors who hold L Shares of the Fund as a result of (i) reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs previously with the trust department of a bank affiliated with SunTrust or (ii) investing an amount less than or equal to the value of an account distribution when an account for which a bank affiliated with SunTrust acted in a fiduciary, administrative, custodial, or investment advisory capacity is closed.

If determined to be in the best interests of shareholders, the Trust also reserves the right to impose a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.



EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at the official closing price or the last quoted sale price on the principal exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m., Eastern Time if a security's principal exchange is normally open at that time). If there is no official closing price and there is no such reported sale on the valuation date, the security is valued at the most recent quoted bid price. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.



MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.



FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.



If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.



Each Fund may invest in complex securities. The Vantage Fund expects to invest a significant portion of its portfolio in such securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Bond Funds and Money Market Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. In general, the Bond Funds and Money Market Funds do not expect to realize net-long term capital gains because the Bond Funds and the portion of such Funds' distributions are expected to be eligible for the corporate dividends received deduction.

Gains and losses on the sale of a Money Market Fund's portfolio securities and unrealized appreciation or depreciation in the value of such securities may require a Fund to adjust distributions in order to maintain a $1.00 net asset value. These procedures may result in under- or over- distributions of net investment income.


The Equity Funds receive income generally in the form of dividends and interest on Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. All or a portion of the net investment income distributions may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (5% for individuals in lower tax brackets)) to the extent that a Fund receives qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations and certain foreign corporations (E.G., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, a Fund must meet holding period and other requirements with respect to the dividend paying stocks in its portfolio, and the shareholder must meet holding period and other requirements with respect to a Fund's shares. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or in additional shares. The Equity Funds may derive capital gains and losses in connection with sales or other dispositions of each Fund's portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gains regardless of how long you have held your shares in the fund. Currently, the maximum tax rate on long-term capital gains is 15%.

Absent further legislation, the maximum 15% tax rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2008.



Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.



Each Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, and capital gain distributions shortly after the close of each calendar year.



If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

If a shareholder that is a tax-exempt investor (E.G., a pension plan, individual retirement account, 401(k), similar tax-advantaged plan, charitable organization, etc.) incurs debt to finance the acquisition of its shares, a portion of the income received by that shareholder with respect to its shares would constitute unrelated business taxable income ("UBTI"). A tax-exempt investor is generally subject to federal income tax to the extent that its UBTI for a taxable year exceeds its annual $1,000 exclusion.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES
-------------------------------------------

Sales,   redemptions  and  exchanges  of  Fund  shares  are  generally   taxable
transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

With respect to the Money Market Funds, because each Fund seeks to maintain a stable $1.00 net asset value per share, you should not expect to realize a capital gain or loss upon redemption or exchange of your Fund shares.

TAX-EXEMPT FUNDS
----------------

If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund's total assets consists of obligations the interest on which is excludable from gross income, such Fund may pay "exempt-interest dividends," as defined in Section 852(b)(5) of the Code, to its shareholders.

As noted in their prospectuses, the Tax-Exempt Money Market Fund, the Virginia Tax-Free Money Market Fund, the Investment Grade Tax-Exempt Bond Fund, and the State Tax-Exempt Bond Funds intend to pay exempt-interest dividends. Exempt-interest dividends are excludable from a shareholder's gross income for regular federal income tax purposes, but may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code. The Alternative Minimum Tax is imposed at a maximum rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Alternative Minimum Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers. Second, in the case of exempt-interest dividends received by corporate shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax.

Distributions of exempt-interest dividends may result in additional federal income tax consequences to shareholders in tax-exempt funds. For example, interest on indebtedness incurred by shareholders to purchase or carry shares of a tax-exempt fund will not be deductible for federal income tax purposes to the extent that the Fund distributes exempt interest dividends during the taxable year. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Certain foreign corporations engaged in a trade or business in the U. S. will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to 85% of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

A tax-exempt fund may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use in a trade or business a facility financed from the proceeds of industrial development bonds or private activity bonds. Such entities or persons should consult their tax advisor before purchasing shares of a tax-exempt fund.

Issuers of bonds purchased by a tax-exempt fund (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

The Funds will make annual reports to shareholders of the federal income tax status of all distributions.

In  certain  cases,  a Fund will be  required  to  withhold,  at the  applicable witholding rates, an amount from any distributions and redemptions to shareholders, and to remit such amount to the Internal Revenue Service ("IRS") if the shareholder: (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the IRS, or (3) has failed to provide the Fund with certain certifications that are required by the IRS, or
(4) has failed to certify that he or she is a U.S. person (including a U.S. resident alien).

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If the International Equity and International Equity Index Funds meet the Distribution Requirement, and if more than 50% of the value of each such Fund's total assets at the close of their respective taxable years consist of stocks or securities of foreign corporations, each Fund will be eligible to, and will, file an election with the Internal Revenue Service that may enable shareholders, in effect, to receive either the benefit of a foreign tax credit, or a deduction from such taxes, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations. Pursuant to the election, each Fund will treat those taxes as dividends paid to its shareholders. Each such shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating any foreign tax credit they may be entitled to use against the shareholders' federal income tax. If either of the two above-mentioned Funds make the election, such Fund will report annually to its shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The International Equity and International Equity Index Funds' transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Funds (I.E., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Funds and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Funds to mark-to-market certain types of positions in their portfolios (I.E., treat them as if they were closed out) which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. Each Fund intends to monitor its transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in its books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

As provided in the 1934 Act higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons " of the Trust, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.



For the fiscal years ended May 31, 2003, 2002 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions:

-------------------------------------------------- -----------------------------------------------------------
                                                        AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS
                                                                           PAID ($)
                                                   -----------------------------------------------------------
FUND                                                     2003                2002                 2001
-------------------------------------------------- ----------------- ---------------------- ------------------
Balanced Fund                                          406,753              347,574              318,692
-------------------------------------------------- ----------------- ---------------------- ------------------
Capital Appreciation Fund                             3,468,073            2,962,862            2,834,653
-------------------------------------------------- ----------------- ---------------------- ------------------
Florida Tax-Exempt Bond Fund                             188                 7,494                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Georgia Tax-Exempt Bond Fund                              44                 5,061                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Growth and Income Fund                                1,693,527            2,103,432            2,006,043
-------------------------------------------------- ----------------- ---------------------- ------------------
High Income Fund                                         535                 2,000                  0
-------------------------------------------------- ----------------- ---------------------- ------------------
Information and Technology Fund                       1,928.490            2,142,579            1,213,863
-------------------------------------------------- ----------------- ---------------------- ------------------
International Equity Fund                             1,127,511            1,404,641            1,074,564
-------------------------------------------------- ----------------- ---------------------- ------------------
International Equity Index Fund                        174,045              358,549              267,113
-------------------------------------------------- ----------------- ---------------------- ------------------
Investment Grade Bond Fund                              19,387              44,758                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Investment Grade Tax-Exempt Bond Fund                   4,267               80,565                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Life Vision Aggressive Growth Fund                        0                    0                    0
-------------------------------------------------- ----------------- ---------------------- ------------------
Life Vision Conservative Fund                             0                    0                    0
-------------------------------------------------- ----------------- ---------------------- ------------------
Life Vision Growth and Income Fund                        0                    0                    0
-------------------------------------------------- ----------------- ---------------------- ------------------
Life Vision Moderate Growth Fund                          0                    0                    0
-------------------------------------------------- ----------------- ---------------------- ------------------
Limited-Term Federal Mortgage Securities Fund           14,392               8,134                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Maryland Municipal Bond Fund                              0                  1,218                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Mid-Cap Equity Fund                                    750,689              458,284              405,454
-------------------------------------------------- ----------------- ---------------------- ------------------
Mid-Cap Value Equity Fund                              519,820              516,020                 *
-------------------------------------------------- ----------------- ---------------------- ------------------
Prime Quality Money Market Fund                         49,465              220,347                N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Short-Term Bond Fund                                      0                  7,234                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Short-Term U.S. Treasury Securities Fund                  0                  3,639                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Small Cap Value Equity Fund                            926,708             1,165,793            1,179,524
-------------------------------------------------- ----------------- ---------------------- ------------------
Small Cap Growth Stock Fund                           3,038,457            1,475,533            1,216,168
-------------------------------------------------- ----------------- ---------------------- ------------------
Strategic Income Fund                                     0                   802                   *
-------------------------------------------------- ----------------- ---------------------- ------------------
Strategic Quantitative Equity Fund                        *                    *                    *
-------------------------------------------------- ----------------- ---------------------- ------------------
Tax-Exempt Money Market Fund                              0                 29,400                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Tax Sensitive Growth Stock Fund                        845,910              922,329             1,454,576
-------------------------------------------------- ----------------- ---------------------- ------------------
U.S. Government Securities Fund                         1,634                5,112                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
U.S. Government Securities Money Market Fund           194,725              157,937                N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
U.S. Treasury Money Market Fund                        365,760              320,083                N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Value Income Stock Fund                               1,497,214            1,554,061            2,409,152
-------------------------------------------------- ----------------- ---------------------- ------------------
Vantage Fund                                          1,096,167             433,513                 *
-------------------------------------------------- ----------------- ---------------------- ------------------
Virginia Intermediate Municipal Bond Fund                 0                  5,758                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Virginia Municipal Bond Fund                              0                  1,711                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
Virginia Tax-Free Money Market Fund                       0                  8,685                 N/A
-------------------------------------------------- ----------------- ---------------------- ------------------
*     Not in operation during the period.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing  or  selling  securities,  and  the  availability  of  securities  or purchasers  or  sellers of  securities;  (2)  furnishing  analyses  and  reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

For the Trust's most recently completed fiscal year, the Funds' paid the following commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser:


--------------------------------------------------- -------------------------------- ---------------------------------
                                                                                          TOTAL DOLLAR AMOUNT OF
                                                        TOTAL DOLLAR AMOUNT OF            TRANSACTIONS INVOLVING
                                                        BROKERAGE COMMISSIONS             BROKERAGE COMMISSIONS
FUND                                                    FOR RESEARCH SERVICES ($)        FOR RESEARCH SERVICES ($)
--------------------------------------------------- -------------------------------- ---------------------------------
Capital Appreciation Fund                                      $966,484                        549,938,418
--------------------------------------------------- -------------------------------- ---------------------------------
Growth and Income Fund                                          648,503                        317,231,392
--------------------------------------------------- -------------------------------- ---------------------------------
Information and Technology Fund                                  9,840                          1,438,355
--------------------------------------------------- -------------------------------- ---------------------------------
Mid-Cap Equity Fund                                               99                             192,712
--------------------------------------------------- -------------------------------- ---------------------------------
Mid-Cap Value Equity Fund                                       136,427                         52,018,182
--------------------------------------------------- -------------------------------- ---------------------------------
Small Cap Growth Stock Fund                                     33,091                          13,310,000
--------------------------------------------------- -------------------------------- ---------------------------------
Small Cap Value Equity Fund                                     37,773                          12,889,566
--------------------------------------------------- -------------------------------- ---------------------------------
Tax Sensitive Growth Stock Fund                                 138,892                         81,733,784
--------------------------------------------------- -------------------------------- ---------------------------------
Value Income Stock Fund                                         37,773                          12,899,566
--------------------------------------------------- -------------------------------- ---------------------------------
Vantage Fund                                                     1,380                           245,490
--------------------------------------------------- -------------------------------- ---------------------------------

BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.



For the fiscal years ended May 31, 2003, 2002 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

----------------------------------- ------------------------------- ----------------------------- ------------------------------
                                                                         PERCENTAGE OF TOTAL             PERCENTAGE OF TOTAL
                                       AGGREGATE DOLLAR AMOUNT OF       BROKERAGE COMMISSIONS          BROKERAGE TRANSACTIONS
                                      BROKERAGE COMMISSIONS PAID TO     PAID TO AFFILIATED           EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)              BROKERS (%)                    BROKERS (%)
                                    ------------------------------- ----------------------------- ------------------------------
FUND                                     2003       2002       2001    2003      2002      2001     2003       2002       2001
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------
Balanced Fund                           9,515     22,701     10,146     2.34     6.53     3.09      21.73     49.80      20.05
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------
Capital Appreciation Fund              13,299     50,843     18,644     0.38     1.72     0.07      25.96     36.59      29.16
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------
Florida-Tax Exempt Bond Fund             188      7,494      1,445      100      100       100       100       100        100
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------
Georgia Tax-Exempt Bond Fund             44       5,061       303       100      100       100       100       100        100
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------
Growth and Income Fund                    0       22,938       0         0       1.09       0         0       25.95        0
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------
High Income Fund                         535      2,000       507       100      100       100       100       100        100
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------
Information and Technology Fund          650      3,226      4,226      0.03     0.15       0        9.69      13.37      9.17
---------------------------------- ------------- --------- ---------- -------- --------- -------- --------- --------- ----------

----------------------------------- ------------------------------- ----------------------------- ------------------------------
                                                                         PERCENTAGE OF TOTAL             PERCENTAGE OF TOTAL
                                       AGGREGATE DOLLAR AMOUNT OF       BROKERAGE COMMISSIONS          BROKERAGE TRANSACTIONS
                                      BROKERAGE COMMISSIONS PAID TO     PAID TO AFFILIATED           EFFECTED THROUGH AFFILIATED
                                          AFFILIATED BROKERS ($)              BROKERS (%)                    BROKERS (%)
                                    ------------------------------- ----------------------------- ------------------------------
FUND                                   2003       2002       2001      2003      2002     2001      2003      2002       2001
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
International Equity Fund                0        4,747        0         0       0.34      0          0        2.10        0
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
International Equity Index Fund          0        6,013        0         0       1.68      0          0        0.62        0
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Investment Grade Bond Fund           19,387      44,758    24,802       100       100     100        100       100       100
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Investment Grade Tax-Exempt Bond
Fund                                  4,267      80,565     5,436       100       100     100       100        100       100
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Life Vision Aggressive Growth Fund      0          **         **         0        **       **        0         **         **
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Life Vision Conservative Fund           0          **         **         0        **       **        0         **         **
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Life Vision Growth and Income Fund      0          **         **         0        **       **        0         **         **
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Life Vision Moderate Growth Fund        0          **         **         0        **       **        0         **         **
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Limited-Term Federal Mortgage
Securities Fund                       14,392     8,134      4,935       100       100     100       100        100       100
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Maryland Municipal Bond Fund             0        1,218       N/A        0        100     N/A         0        100        N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Mid-Cap Equity Fund                    2,888      12,971     8,000     0.38      2.83     1.94      19.10     30.65      27.78
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Mid-Cap Value Equity Fund             1,898      4,850       N/A       0.37      0.94     N/A      25.07      14.70      N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Prime Quality Money Market Fund       49,465    220,347    104,046      100       100     100       100        100       100
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Short-Term Bond Fund                     0        7,234       N/A        0        100     N/A         0         100      N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Short-Term U.S. Treasury
Securities Fund                         0        3,639       N/A         0        100     N/A        0         100       N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Small Cap Growth Stock Fund            3,100      17,884     5,890     0.10      1.21     0.05      5.45       10.37    10.50
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Small Cap Value Equity Fund            5,267      68,387    10,269     0.57      5.87     0.09      28.36      28.01    14.29
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Strategic Income Fund                   0         802        N/A         0        100     N/A        0        14.45      N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Strategic Quantitative Equity Fund      **         **         **        **        **       **        **        **        **
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Tax-Exempt Money Market Fund            0        29,400      N/A         0       100      N/A        0         100       N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Tax Sensitive Growth Stock Fund       3,724      3,097      6,268      0.44      0.34     0.43     41.97      35.10     30.68
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
U.S. Government Securities Fund       1,634      5,112        0         100      100      N/A       100        100       N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
U.S. Government Securities Money
Market Fund                          194,725    157,937    239,522      100      100      100       100        100       100
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
U.S. Treasury Money Market Fund      365,760    320,083    329,522      100      100      100       100        100       100
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Value Income Stock Fund               28,323     50,767     31,848     1.89      3.22     1.30      20.51      47.71    34.39
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Vantage Fund                          1,068       606        N/A       0.10      0.14     N/A       6.38      9.24       N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Virginia Intermediate Municipal
Bond Fund                               0        4,953       N/A         0      86.02     N/A        0        57.54      N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Virginia Municipal Bond Fund            0        1,711       N/A         0       100      N/A        0         100      N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
Virginia Tax-Free Money Market Fund     0        8,685       N/A         0       100      N/A        0         100       N/A
---------------------------------- ---------- ----------- ----------- ------- --------- --------- --------- -------- -----------
*  For  most  Bond  Funds,  transactions  in  repurchase agreements,  which  are generally traded through an affiliated broker-dealer,  are the only transactions that result in the payment of commission.  Therefore,  it might appear, based on the  percentage  of  commissions  paid,  that all of the Bond  Fund's  portfolio
transactions   are  made   through   affiliated   broker-dealers.   Nonetheless,
transactions in repurchase agreements make up only a small part of a Bond Fund's portfolio transactions.

** Not in operation during the period.

1 These amounts refer to brokerage commissions paid to, or brokered transactions effected through, SEI Investments Distribution Co., the Trust's principal underwriter.


SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of May 31, 2003, the STI Classic Balanced Fund held $24,602,000 of repurchase agreements with UBS Warburg Painewebber, $2,065,000 of Merrill Lynch notes, $1,720,000 of JP Morgan Chase Bank notes, $1,564,000 of Salomon Smith Barney notes, $1,494,000 of Morgan Stanley Dean Witter notes, $1,467,000 of
Lehman Brothers notes, $1,443,000 of Goldman Sachs "Company notes, and $1,440,000 of Bear Stearns" Company notes. The STI Classic Capital Appreciation Fund held $28,999,000 of repurchase agreements with UBS Warburg Painewebber. The STI Classic Florida Tax-Exempt Bond Fund held $139,000 of repurchase agreements with Morgan Stanley Dean Witter. The STI Classic Growth and Income Fund held $12,306,000 of Salomon Smith Barney common stock and $8,492,000 of Goldman Sachs common stock. The STI Classic High Income Fund held $315,000 of repurchase agreements with Morgan Stanley Dean Witter. The STI Classic Information and Technology Fund held $207,000 of repurchase agreements with Morgan Stanley Dean Witter. The STI Classic International Equity Fund held $2,521,000 of ABN AMRO Holding common stock, $2,519,000 of UBS common stock, $1,120,000 of Credit Suisse Group common stock, and $6,827,000 of time deposits with Citibank. The STI Classic International Equity Index Fund held $783,000 of ABN AMRO Holdings common stock, $750,000 of UBS common stock, $370,000 of Credit Suisse Group common stock, $2,288,000 of time deposits with Salomon Smith Barney, and $333,000 of time deposits with JP Morgan Chase Bank. The STI Classic Investment Grade Bond Fund held $57,203,000 of repurchase agreements with UBS Warburg Painewebber, $14,108,000 of Salomon Smith Barney notes, $13,462,000 of Merrill Lynch notes, $11,289,000 of JP Morgan Chase Bank notes, $9,495,000 of Morgan Stanley Dean Witter notes, $9,446,000 of Goldman Sachs "Company notes, $9,429,000 of Lehman Brothers notes, and $9,363,000 of Bear Stearns" Company notes. The STI Classic Investment Grade Tax-Exempt Bond Fund held $1,538,000 of repurchase agreements with UBS Warburg Painewebber. The STI Classic Limited-Term Federal Mortgage Securities Fund held $89,264,000 of repurchase agreements with Morgan Stanley Dean Witter. The STI Classic Mid-Cap Equity Fund held $4,182,000 of repurchase agreements with UBS Warburg Painewebber, and $2,102,000 of Bear Stearns Companies common stock. The STI Classic Mid-Cap Value Fund held $9,021,000 of repurchase agreements with UBS Warburg Painewebber. The STI Classic Prime Quality Money Market Fund held $180,749,000 of Credit Suisse First Boston notes, $150,567,000 of UBS Warburg Painewebber repurchase agreements and notes, $141,890,000 of Merrill Lynch repurchase agreements and notes, $130,159,000 of Morgan Stanley Dean Witter notes, $90,172,000 of Goldman Sachs notes, $57,761,000 of Bear Stearns "Company repurchase agreements and notes, $11,010,000 of repurchase agreements with Lehman Brothers, and $3,099,000 of ABN AMRO Financial Services notes. The STI Classic Short-Term Bond Fund held $4,727,000 of Merrill Lynch notes, $4,506,000 of UBS Warburg Painewebber notes, $4,390,000 of Lehman Brothers notes, $4,333,000 of Morgan Stanley Dean Witter notes, $4,119,000 of Salomon Smith Barney notes, $3,959,000 of Goldman Sachs" Company notes, $3,755,000 of Bear Stearns "Company notes, and $3,590,000 of Credit Suisse First Boston notes. The STI Classic Small Cap Growth Stock Fund held $18,060,000 of repurchase agreements with Morgan Stanley Dean Witter. The STI Classic Small Cap Value Equity Fund held $15,641,000 of repurchase agreements with Morgan Stanley Dean Witter. The STI Classic Tax-Sensitive Growth Stock Fund held $3,320,000 of Salomon Smith Barney common stock, and $489,000 of repurchase agreements with Morgan Stanley Dean Witter. The STI Classic U.S. Government Securities Fund held $12,441,000 of repurchase agreements with ABN AMRO Financial Services. The STI Classic U.S. Government Securities Money Market Fund held $260,153,000 of repurchase agreements with UBS Warburg Painewebber, $60,716,000 of repurchase agreements with Lehman Brothers, $60,635,000 of repurchase agreements with Merrill Lynch, $59,995,000 of repurchase agreements with ABN AMRO Financial Services, $58,843,000 of repurchase agreements with Morgan Stanley Dean Witter, and $49,515,000 of repurchase agreements with Bear Stearns" Company. The STI Classic U.S. Treasury Money Market Fund held $210,556,000 of repurchase agreements with ABN AMRO Financial Services, $185,724,000 of repurchase agreements with UBS Warburg Painewebber, $50,572,000 of repurchase agreements with

Salomon Smith Barney, $48,709,000 of repurchase agreements with JP Morgan Chase Bank, $45,028,000 of repurchase agreements with Morgan Stanley Dean Witter, $36,997,000 of repurchase agreements with Lehman Brothers, $25,168,000 of repurchase agreements with Bear Stearns "Company, and $20,012,000 of repurchase agreements with Merrill Lynch. The STI Classic Value Income Stock Fund held $20,755,000 of repurchase agreements with UBS Warburg Painewebber, $16,150,000 of Salomon Smith Barney common stock, $11,648,000 of Merrill Lynch common stock, and $4,936,000 of Morgan Stanley Dean Witter common stock. The STI Classic Vantage Fund held $1,047,000 of repurchase agreements with UBS Warburg Painewebber, $300,000 of repurchase agreements with Morgan Stanley Dean Witter, $197,000 of JP Morgan Chase Bank common stock, $91,000 of Morgan Stanley Dean Witter common stock, and $81,000 of Goldman Sachs" Company common stock.

PORTFOLIO TURNOVER RATE



Portfolio  turnover  rate  is  defined  under  SEC  rules  as the  value  of the
securities   purchased  or  securities  sold,  excluding  all  securities  whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the Funds' two most recently completed fiscal periods ended May 31, 2003 and 2002, the portfolio turnover rate for each of the non-money market Funds was as follows:


-------------------------------------------------------------- -------------------------------------------
                                                                            TURNOVER RATE (%)
                                                               --------------------- ---------------------
FUND                                                                   2003                  2002
-------------------------------------------------------------- --------------------- ---------------------
Balanced Fund                                                          102                    95
-------------------------------------------------------------- --------------------- ---------------------
Capital Appreciation Fund                                               69                    75
-------------------------------------------------------------- --------------------- ---------------------
Florida Tax-Exempt Bond Fund                                            62                    91
-------------------------------------------------------------- --------------------- ---------------------
Georgia Tax-Exempt Bond Fund                                            17                    23
-------------------------------------------------------------- --------------------- ---------------------
Growth and Income Fund                                                  52                    68
-------------------------------------------------------------- --------------------- ---------------------
High Income Fund                                                        20                    59
-------------------------------------------------------------- --------------------- ---------------------
Information and Technology Fund                                       1,259                 1,102
-------------------------------------------------------------- --------------------- ---------------------
International Equity Fund                                               89                   102
-------------------------------------------------------------- --------------------- ---------------------
International Equity Index Fund                                         25                    35
-------------------------------------------------------------- --------------------- ---------------------
Investment Grade Bond Fund                                             137                   123
-------------------------------------------------------------- --------------------- ---------------------
Investment Grade Tax-Exempt Bond Fund                                  329                   311
-------------------------------------------------------------- --------------------- ---------------------
Life Vision Aggressive Growth Fund                                      50                   101
-------------------------------------------------------------- --------------------- ---------------------
Life Vision Conservative Fund                                          160                    *
-------------------------------------------------------------- --------------------- ---------------------
Life Vision Growth and Income Fund                                     139                   166
-------------------------------------------------------------- --------------------- ---------------------
Life Vision Moderate Growth Fund                                       101                   202
-------------------------------------------------------------- --------------------- ---------------------
Limited-Term Federal Mortgage Securities Fund                          117                   410
-------------------------------------------------------------- --------------------- ---------------------
Maryland Municipal Bond Fund                                            31                    45
-------------------------------------------------------------- --------------------- ---------------------
Mid-Cap Equity Fund                                                    144                    87
-------------------------------------------------------------- --------------------- ---------------------
Mid-Cap Value Equity Fund                                               71                    30
-------------------------------------------------------------- --------------------- ---------------------
Short-Term Bond Fund                                                    89                   142
-------------------------------------------------------------- --------------------- ---------------------
Short-Term U.S. Treasury Securities Fund                               140                   117
-------------------------------------------------------------- --------------------- ---------------------

-------------------------------------------------------------- -------------------------------------------
                                                                            TURNOVER RATE (%)
                                                               --------------------- ---------------------
FUND                                                                   2003                  2002
-------------------------------------------------------------- --------------------- ---------------------
Small Cap Growth Stock Fund                                             96                   100
-------------------------------------------------------------- --------------------- ---------------------
Small Cap Value Equity  Fund                                            29                    29
-------------------------------------------------------------- --------------------- ---------------------
Strategic Income Fund                                                   52                    43
-------------------------------------------------------------- --------------------- ---------------------
Strategic Quantitative Equity Fund                                      *                     *
-------------------------------------------------------------- --------------------- ---------------------
Tax Sensitive Growth Stock Fund                                         58                    69
-------------------------------------------------------------- --------------------- ---------------------
U.S. Government Securities Fund                                        150                   262
-------------------------------------------------------------- --------------------- ---------------------
Value Income Stock Fund                                                 46                    60
-------------------------------------------------------------- --------------------- ---------------------
Vantage Fund                                                          3,249                 1,063
-------------------------------------------------------------- --------------------- ---------------------
Virginia Intermediate Municipal Bond Fund                               30                    33
-------------------------------------------------------------- --------------------- ---------------------
Virginia Municipal Bond Fund                                            18                    38
-------------------------------------------------------------- --------------------- ---------------------
*   Not in operation during the period.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the

Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC, and are available to the public.



5% AND 25% SHAREHOLDERS

As of September 1, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                        NUMBER OF                         % OF
FUND                        NAME AND ADDRESS                             SHARES             CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G1F-031682
                            NFS/FMTC Roll IRA
Balanced Fund               FBO Charles K. Newman                        78776.0710        A Shares       10.95%
                            1301 Costley Mill Rd. NE
                            Conyers, GA  30013-1127
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                        NUMBER OF                        % OF
FUND                        NAME AND ADDRESS                             SHARES            CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Balanced Fund               Mail Center 3144                            3713037.0490       T Shares       18.59%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Balanced Fund               Fascorp Recordkeeper                        14414291.7530      T Shares       72.16%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
                            c/o IPO Portfolio Accounting
Capital Appreciation Fund   PO Box 182029                                949806.1900       A Shares        7.24%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Capital Appreciation Fund   Mail Center 3144                            11595185.6510      T Shares       11.66%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Capital Appreciation Fund   Mail Center 3144                            16739089.8070      T Shares       16.84%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Capital Appreciation Fund   Fascorp Recordkeeper                        20423169.8070      T Shares       20.54%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Capital Appreciation Fund   Mail Center 3144                            22079991.5030      T Shares       22.21%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------


--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Capital Appreciation Fund   Mutual Fund Reconciliation Unit             26404891.7930      T Shares       26.56%
                            Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # FGF-008400
                            Anthony J. Ciano
Florida Tax-Exempt Bond     Tod Natalie Ciano                            32708.4760        A Shares        6.41%
Fund                        5970 Pensacola Blvd.
                            Pensacola, FL  32505-2210
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # T9F-100641
                            E T Meskill Revoc Trust
Florida Tax-Exempt Bond     E T Meskill TTEE                             33285.2510        A Shares        6.52%
Fund                        2751 Regency Oaks Blvd. Apt. R506
                            Clearwater, FL  33759-1523
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # FER-100668
                            B L Meskill Revoc. Trust
Florida Tax-Exempt Bond     E T Meskill TTEE                             35480.9730        A Shares        6.95%
Fund                        2751 Regency Oaks Blvd. Apt. R506
                            Clearwater, FL  33759-1523
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Mildred Meinhart Rast
Florida Tax-Exempt Bond     821 Lake Port Blvd.
Fund                        Apt. #A404                                   38617.8230        A Shares        7.57%
                            Leesburg, FL  34748-7698
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Florida Tax-Exempt Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            1594488.7670       T Shares       11.89%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Florida Tax-Exempt Bond     Mutual Fund Reconciliation Unit             5867524.7280       T Shares       43.77%
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Florida Tax-Exempt Bond     Mutual Fund Reconciliation Unit             5943268.9560       T Shares       44.34%
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G1F-059862
Georgia Tax-Exempt Bond     Frank E. Flowers
Fund                        680 Austin Rd.                               27362.0970        A Shares        8.21%
                            Ellenwood, GA  30294-3201
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # T9F-000922
Georgia Tax-Exempt Bond     Thomas O. Duff, Jr.
Fund                        PO Box 143                                   28957.5290        A Shares        8.68%
                            Lookout Mountain, TN  37350-0143
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G1F-063258
                            David L. Kuniansky
Georgia Tax-Exempt Bond     Leon Kuniansky Revoc. Trust
Fund                        U/A 6/23/03                                  52738.7270        A Shares       15.82%
                            PO Box 19859
                            Miami, FL  33180-3788
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G1R-162566
Georgia Tax-Exempt Bond     M C Tatro
Fund                        5360 Deer Run Rd.                            54651.6860        A Shares       16.39%
                            Conyers, GA  30094-3201
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G5R-027405
Georgia Tax-Exempt Bond     Hazel M. Miller
Fund                        #52 One Savannah Square Dr.                  91873.1280        L Shares        5.98%
                            Savannah, GA 31406
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G1R-167924
Georgia Tax-Exempt Bond     James A. Dixon
Fund                        7005 Carlisle Ln.                            114597.4610       L Shares        7.46%
                            Alpharetta, GA  30022-5145
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Georgia Tax-Exempt Bond     Mutual Fund Reconciliation Unit             1527232.5690       T Shares       16.59%
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Georgia Tax-Exempt Bond     Mutual Fund Reconciliation Unit             6903540.3090       T Shares       74.98%
Fund                        Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
                            c/o IPO Portfolio Accounting
Growth and Income Fund      PO Box 182029                                280886.7120       A Shares        9.35%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Growth and Income Fund      Fascorp Recordkeeper                        2815469.1970       T Shares        5.47%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Growth and Income Fund      Mail Center 3144                            6329078.8760       T Shares       12.30%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Growth and Income Fund      Mail Center 3144                            9576870.2670       T Shares       18.62%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Growth and Income Fund      Mail Center 3144                            13832195.2480      T Shares       26.89%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Growth and Income Fund      Mutual Fund Reconciliation Unit             18886844.5210      T Shares       36.72%
                            Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
High Income Fund            Mutual Fund Reconciliation Unit             1856999.7810       T Shares       14.76%
                            Mail Center 3144
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
High Income Fund            Mail Center 3144                            4466600.7230       T Shares       35.51%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
High Income Fund            Mail Center 3144                            6213831.1070       T Shares       49.40%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Information and             Mutual Fund Reconciliation Unit
Technology Fund             Mail Center 3144                             232813.8660       T Shares       14.40%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Information and             Mutual Fund Reconciliation Unit
Technology Fund             Mail Center 3144                             318397.7250       T Shares       19.73%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plan
Information and             Fascorp Record Keeper                        471533.4160       T Shares       29.17%
Technology Fund             8515 E. Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Information and             Mutual Fund Reconciliation Unit
Technology Fund             Mail Center 3144                             593412.8450       T Shares       36.70%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Pershing LLC
International Equity Fund   PO Box 2052                                  93824.2280        A Shares       10.29%
                            Jersey City, NJ  07303-2052
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
International Equity Fund   Fascorp Recordkeeper                        1434986.8900       T Shares        5.96%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
                            c/o IPO Portfolio Accounting
International Equity Fund   PO Box 182209                                142325.7960       A Shares       15.61%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
International Equity Fund   Mail Center 3144                            5214374.4740       T Shares       21.66%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
International Equity Fund   Mail Center 3144                            8155603.1200       T Shares       33.88%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
International Equity Fund   Mail Center 3144                            8829568.9720       T Shares       36.68%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
International Equity        Mutual Fund Reconciliation Unit
Index Fund                  Mail Center 3144                            1920450.5820       T Shares        6.44%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
International Equity        Mutual Fund Reconciliation Unit
Index Fund                  Mail Center 3144                            4078175.4720       T Shares       13.67%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            State Street Bank and Trust Co.
International Equity        FBO:  Emory University Endowment            7616811.5520       T Shares       25.53%
Index Fund                  1 Enterprise Dr.
                            Quincy, MA  02171-02126
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
International Equity        Mutual Fund Reconciliation Unit
Index Fund                  Mail Center 3144                            15029150.9890      T Shares       50.38%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
                            c/o IPO Portfolio Accounting
Investment Grade Bond Fund  PO Box 182029                                560764.0320       A Shares       17.91%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            5086605.1470       T Shares        7.26%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Investment Grade Bond Fund  Fascorp Recordkeeper                        11010511.8040      T Shares       15.71%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            14801225.9240      T Shares       21.12%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            18588467.7420      T Shares       26.53%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Investment Grade Bond Fund  Mail Center 3144                            19893762.4970      T Shares       28.39%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Marion G. Nelson
Investment Grade            P.O. Box 2531                                100000.0000       A Shares        5.50%
Tax-Exempt Bond Fund        Panama City, FL  32402-2531
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Investment Grade            Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund        Mail Center 3144                            2507366.5180       T Shares       16.12%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Investment Grade            Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund        Mail Center 3144                            3338215.4930       T Shares       21.46%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Investment Grade            Mutual Fund Reconciliation Unit
Tax-Exempt Bond Fund        Mail Center 3144                            9377004.1060       T Shares       60.29%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F1F-081353
                            Tae Keun Song
Life Vision Aggressive      Hye K Young Song                             12391.5740        B Shares        5.02%
Growth Fund                 2382 Golf Vista Blvd.
                            Viera, FL  32955-6519
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F6R-042030
                            NFS/FMTC IRA
Life Vision Aggressive      Sharon Hartsell                              12607.3180        B Shares        5.10%
Growth Fund                 1471 Fruit Cove Rd.
                            Jacksonville, FL  32259
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # FGF-005690
Life Vision Aggressive      Michelle C. Shugar
Growth Fund                 721 Silver Maple Dr.                         16891.8920        B Shares        6.84%
                            Tallahassee, FL  32308-6251
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Life Vision Aggressive      Mutual Fund Reconciliation Unit
Growth Fund                 Mail Center 3144                             354823.6640       T Shares       10.30%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO #ALF-794732
Life Vision Aggressive      Nancy E. Gray
Growth Fund                 1501 Sandbridge Rd.                          38076.5320        B Shares       15.41%
                            Virginia Beach, VA  23456-4019
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Life Vision Aggressive      Fascorp Recordkeeper                        3080846.5490       T Shares       89.44%
Growth Fund                 8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # FFR-042510
Life Vision Conservative    Nancy Gregory
Fund                        624 92nd St.                                 16940.3620        B Shares        6.09%
                            Surfside, FL  33154-3018
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F1F-083089
                            Anita L. Wasilko
Life Vision Conservative    Michael R. Wasilko                           17473.2740        B Shares        6.28%
Fund                        4056 Misty Morning Place
                            Casselberry, FL  32707-5293
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F9R-159034
Life Vision Conservative    Mark Steven Schweizer
Fund                        427 NE 13th Ave.                             18988.5500        B Shares        6.83%
                            Ft. Lauderdale, FL  33301-1241
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F9F-027138
                            Lawrence c. Cimo TTEE
Life Vision Conservative    Marital Trust U/W Anthony L Cim              19102.1970        B Shares        6.87%
Fund                        21236 Turquoise Way
                            Boca Raton, FL  33428-1160
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Life Vision Growth and      Fascorp Recordkeeper
Income Fund                 8515 East Orchard Rd. #2T2                  6685758.4470       T Shares       95.85%
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Life Vision Moderate        Mutual Fund Reconciliation Unit
Growth Fund                 Mail Center 3144                            1947576.8040       T Shares       18.62%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Life Vision Moderate        Fascorp Recordkeeper                        8468868.5140       T Shares       80.97%
Growth Fund                 8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSCE FEBO # FFR-061212
                            Sheldon Stein
Limited-Term Federal        Miriam Stein                                 58367.4210        A Shares        5.02%
Mortgage Securities Fund    9601 Collins Ave. # PH-304
                            Bal Harbour, FL  33154-2209
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
Limited-Term Federal        c/o IPO Portfolio Accounting
Mortgage Securities Fund    PO Box 182209                                75889.7740        A Shares        6.53%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # FFR-060925
                            Meshulam Zonis Revoc. Trust
Limited-Term Federal        Meshulam Zonis
Mortgage Securities Fund    U/A 8/22/2002                                99329.3000        A Shares        8.54%
                            3801 NE 207th St. Apt. 2802
                            Miami, FL  33180-3788
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Limited-Term Federal        Mutual Fund Reconciliation Unit
Mortgage Securities Fund    Mail Center 3144                            10286645.6770      T Shares       26.42%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Limited-Term Federal        Mutual Fund Reconciliation Unit
Mortgage Securities Fund    Mail Center 3144                            13093826.9170      T Shares       33.63%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Limited-Term Federal        Mutual Fund Reconciliation Unit
Mortgage Securities Fund    Mail Center 3144                            14809596.5690      T Shares       38.04%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Maryland Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                             316516.0650       T Shares       11.93%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Maryland Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                             742696.1930       T Shares       28.00%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Maryland Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            1592859.3780       T Shares       60.06%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
                            c/o IPO Portfolio Accounting
Mid-Cap Equity Fund         PO Box 182029                                137539.1870       A Shares        9.43%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Mid-Cap Equity Fund         Fascorp Recordkeeper                         978603.0890       T Shares        6.55%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                            1014553.3290       T Shares        6.79%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                            3684947.3410       T Shares       24.65%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                            4519875.1540       T Shares       30.23%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Equity Fund         Mail Center 3144                            4751287.0620       T Shares       31.78%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Value Equity Fund   Mail Center 3144                            2972773.3100       T Shares       23.29%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Value Equity Fund   Mail Center 3144                            4092411.7740       T Shares       32.20%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Mid-Cap Value Equity Fund   Mail Center 3144                            5389501.6350       T Shares       42.40%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Cust.
Prime Quality Money         Attn:  Mutual Funds Department
Market Fund                 One World Financial Center                 1873804653.4100     A Shares       97.24%
                            200 Liberty St., Fl. 5
                            New York, NY  10281-5500
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Prime Quality Money         Fascorp Recordkeeper                       246713889.5400      T Shares        6.15%
Market Fund                 8515 E. Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F9R-017132
                            George T. Anthony
Prime Quality Money         Brenda B. Anthony                           3065722.7900       L Shares        8.61%
Market Fund                 5264 Fisher Island Dr.
                            Miami Beach, FL  33109-0279
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank
                            Attn:  Susan Grider
Prime Quality Money         Mail Center 3133                           3667726707.1900     T Shares       91.48%
Market Fund                 PO Box 105504
                            Atlanta, GA  30348-5504
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G1R-255289
                            NFS/FMTC Roll IRA
Short-Term Bond Fund        FBO W H Massey                               48775.6350        A Shares        6.50%
                            2740 Woods Ridge Dr.
                            Alpharetta, GA  30022-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # FER-103780
                            Francesca K. Field TTEE
                            Francesca King Field Rev. Trust
Short-Term Bond Fund        U/A 2/8/91                                   69249.7610        A Shares        9.23%
                            11623 Innfields Dr.
                            Odessa, FL  33556-5407
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
Short-Term Bond Fund        c/o IPO Portfolio Accounting                 92375.5740        A Shares       12.31%
                            PO Box 182029
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # FER-103802
                            Francesca King Field TTEE
                            Francesca King Field Rev. Trust
Short-Term Bond Fund        U/A 2/8/91                                   98835.8210        A Shares       13.17%
                            11623 Innfields Dr.
                            Odessa, FL  33556-5407
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # 01W-184462
                            Homer Martha Gudelsky Family
Short-Term Bond Fund        FNDTN Inc.                                   283062.6270       L Shares        8.76%
                            11900 Tech Rd.
                            Silver Spring, MD  20904-1910
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Short-Term Bond Fund        Fascorp Recordkeeper                        1639514.2280       T Shares        5.44%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            2593607.2730       T Shares        8.60%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            4810703.0040       T Shares       15.96%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            4811917.1490       T Shares       15.96%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Short-Term Bond Fund        Mail Center 3144                            15617345.2400      T Shares       51.81%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F3R-098183
Short-Term U.S. Treasury    Delno V. Mullins
Securities Fund             3424 N. Sharon Church Rd.                    96993.2100        A Shares       5..76%
                            Loganville, GA  30052-3114
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # TAR-062880
                            Morristown Power System
Short-Term U.S. Treasury    Attn:  Clark H. Rucker                       101270.9560       A Shares        6.02%
Securities Fund             441 W. Main St.
                            Morristown, TN  37814-4615
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # F1F-077038
                            Eugene C. McCarthy
Short-Term U.S. Treasury    SunTrust RH, Capital Markets
Securities Fund             "Variable PrePaid Forward"                   180936.2950       A Shares       10.75%
                            248 Hamilton Rd.
                            Rockville Center, NY  11570-2634
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
Short-Term U.S. Treasury    c/o IPO Portfolio Accounting
Securities Fund             PO Box 182029                                204338.2830       A Shares       12.14%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Short-Term U.S. Treasury    Fascorp Record Keeper                        801216.8130       T Shares        7.43%
Securities Fund             8515 East Orchard Rd. #2T2
                            Greenwood Village, CO 80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Short-Term U.S. Treasury    Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                             965424.1140       T Shares        8.96%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            CENCO
Short-Term U.S. Treasury    AMG 7th Floor
Securities Fund             PO Box 10566                                1644568.5890       T Shares       15.26%
                            Birmingham, AL  35296-0566
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Short-Term U.S. Treasury    Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            1971547.4560       T Shares       18.29%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Short-Term U.S. Treasury    Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            5396386.8620       T Shares       50.06%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
Small Cap Growth Stock      c/o IPO Portfolio Accounting
Fund                        PO Box 182029                                165797.9950       A Shares       10.61%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Small Cap Growth Stock      Fascorp Recordkeeper                        2441265.2570       T Shares        5.97%
Fund                        8515 East Orchard Rd. #2T2
                            Greenwood Village, CO 80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            4342314.1530       T Shares       10.62%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            5161490.0900       T Shares       12.62%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            9657205.6870       T Shares       23.62%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Small Cap Growth Stock      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            18431850.2180      T Shares       45.08%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Small Cap Value Equity      Fascorp Recordkeeper
Fund                        8515 East Orchard Rd. #2T2                  4002029.1120       T Shares       10.89%
                            Greenwood Village, CO 80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Small Cap Value Equity      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            5120968.0070       T Shares       13.94%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Small Cap Value Equity      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            12926322.5460      T Shares       35.18%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Small Cap Value Equity      Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            13659433.6960      T Shares       37.17%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Strategic Income Fund       Mail Center 3144                            1143774.9410       T Shares       17.78%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Strategic Income Fund       Mail Center 3144                            1661889.0090       T Shares       25.83%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Strategic Income Fund       Mail Center 3144                            3423434.2070       T Shares       53.21%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Strategic Quantitative      Mutual Fund Reconciliation Unit
Equity Fund                 Mail Center 3144                             582172.7250       T Shares       22.10%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Strategic Quantitative      Mutual Fund Reconciliation Unit
Equity Fund                 Mail Center 3144                            1982467.5800       T Shares       75.27%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Cust.
Tax-Exempt Money Market     Attn:  Mutual Funds Department
Fund                        One World Financial Center                 263154939.6900      A Shares       97.51%
                            200 Liberty St., Fl. 5
                            New York, NY  10281-5500
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank
                            Attn:  Susan Grider
Tax-Exempt Money Market     Mail Center 3133                           1133154625.7200     T Shares        100%
Fund                        PO Box 105504
                            Atlanta, GA  30348-5504
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Tax Sensitive Growth        Mutual Fund Reconciliation Unit
Stock Fund                  Mail Center 3144                            1119370.3520       T Shares       13.43%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Tax Sensitive Growth        Mutual Fund Reconciliation Unit
Stock Fund                  Mail Center 3144                            3047692.9720       T Shares       36.58%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Tax Sensitive Growth        Mutual Fund Reconciliation Unit
Stock Fund                  Mail Center 3144                            3962235.9240       T Shares       47.55%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
U.S. Government             Pershing LLC
Securities Fund             PO Box 2052                                  40456.6380        A Shares        5.65%
                            Jersey City, NJ  07303-2052
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
U.S. Government             Fascorp Recordkeeper                        3396747.8140       T Shares       13.81%
Securities Fund             8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
U.S. Government             Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            3921241.5350       T Shares       15.94%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
U.S. Government             Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            6487672.8140       T Shares       26.37%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
U.S. Government             Mutual Fund Reconciliation Unit
Securities Fund             Mail Center 3144                            10060197.1380      T Shares       40.89%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Cust.
U.S. Government             Attn: Mutual Funds Department
Securities Money Market     One World Financial Center                 231109863.4400      A Shares       93.77%
Fund                        200 Liberty St., Fl. 5
                            New York, NY  10281-5500
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
U.S. Government             FBO Various Benefit Plans
Securities Money Market     Fascorp Recordkeeper                       116185583.4160      T Shares       15.03%
Fund                        8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank
U.S. Government             Attn: Susan Grider
Securities Money Market     Mail Center 3133                           656939013.5000      T Shares       84.97%
Fund                        PO Box 105504
                            Atlanta, GA  30348-5504
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank
                            Attn:  Susan Grider
U.S. Treasury Securities    Mail Center 3133
Money Market Fund           PO Box 105504                               970610009.6400      T Shares       98.47%
                            Atlanta, GA  30348-5504
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Nationwide Insurance Company Trust
                            c/o IPO Portfolio Accounting
Value Income Stock Fund     PO Box 182029                                444934.9570       A Shares        6.60%
                            Columbus, OH  43218-2029
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Value Income Stock Fund     Mail Center 3144                            5867424.4780       T Shares        8.79%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Value Income Stock Fund     Mail Center 3144                            9309427.7530       T Shares       13.95%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            FBO Various Benefit Plans
Value Income Stock Fund     Fascorp Recordkeeper                        11569961.2610      T Shares       17.34%
                            8515 East Orchard Rd. #2T2
                            Greenwood Village, CO  80111-5037
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Value Income Stock Fund     Mail Center 3144                            31564483.6880      T Shares       47.31%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G4F-003549
                            NFS/FMTC IRA
Vantage Fund                FBO Eugene Long                               4514.6730        L Shares        5.58%
                            406 Broad St.
                            Lagrange, GA  30240-2641
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # GBR-030511
                            NFS/FMTC IRA
Vantage Fund                FBO Douglas J. Houser                         5010.0200        L Shares        6.19%
                            76 Grandwater Dr.
                            Suwanee, GA  30024-5420
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            NFSC FEBO # G4F-003700
                            Robert B. Key
Vantage Fund                114 Hunters Rdg.                             29137.5290        L Shares       36.01%
                            Lagrange, GA  30240-9746
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Vantage Fund                Mail Center 3144                             21681.1640        T Shares        5.53%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Vantage Fund                Mail Center 3144                             33833.4150        T Shares        8.63%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
                            Mutual Fund Reconciliation Unit
Vantage Fund                Mail Center 3144                             336715.5650       T Shares       85.84%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Virginia Intermediate       Mutual Fund Reconciliation Unit
Municipal Bond Fund         Mail Center 3144                            5352964.8370       T Shares       28.75%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Virginia Intermediate       Mutual Fund Reconciliation Unit
Municipal Bond Fund         Mail Center 3144                            12658756.8410      T Shares       67.98%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Virginia Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            1698767.3180       T Shares       40.74%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                                                                          NUMBER OF                       % OF
FUND                        NAME AND ADDRESS                                SHARES          CLASS         CLASS
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            Trustman
                            SunTrust Banks
Virginia Municipal Bond     Mutual Fund Reconciliation Unit
Fund                        Mail Center 3144                            2349299.4630       T Shares       56.34%
                            PO Box 105870
                            Atlanta, GA  30348-5870
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            National Financial Services Corp.
                            For Exclusive Benefit of our Cust.
Virginia Tax-Free Money     Attn:  Mutual Funds Department
Market Fund                 One World Financial Center                 102497319.1600      A Shares        100%
                            200 Liberty St. Fl. 5
                            New York, NY  10281-5500
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank TTEE
                            Attn:  Julia Hugenot
Virginia Tax-Free Money     SunTrust Capital Markets
Market Fund                 303 Peachtree St.                           34309330.1700      T Shares       15.41%
                            25th Fl. - MC 3906
                            Atlanta, GA  30308-3201
--------------------------- ---------------------------------------- -------------------- ----------- ----------------
                            SunTrust Bank
Virginia Tax-Free Money     Attn:  Susan Grider
Market Fund                 Mail Center 3133                           188269019.1800      T Shares       84.59%
                            PO Box 105504
                            Atlanta, GA  30348-5504
--------------------------- ---------------------------------------- -------------------- ----------- ----------------

FINANCIAL STATEMENTS

The financial statements for the STI Classic Fund's fiscal year ended May 31, 2003, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 2003 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

          -    Leading market positions in well-established industries.

          -    High rates of return on funds employed.

          - Conservative capitalization structure with moderate reliance on debt and ample asset protection.

          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. ("Fitch"). Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

          - Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

          - Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P note rating symbols are as follows:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2      Satisfactory   capacity  to  pay  principal  and  interest  with  some
          vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P
---

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S
-------

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH
-----

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON
-------

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

          TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC
                                FUND SHAREHOLDERS


Dear Shareholders:


The Securities and Exchange Commission recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, Release No. 2106;and SEC Releases 33-8188, 34-47304, and IC-25922, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. UNDER OUR CURRENT CONTRACTUAL AGREEMENT, TRUSCO CAPITAL MANAGEMENT, INC. ("TRUSCO"), IS AUTHORIZED TO VOTE PROXIES ON BEHALF OF THE STI CLASSIC FUNDS.

The new rules require an investment adviser that exercises voting authority over proxies to adopt policies and procedures reasonably designed to ensure that the adviser: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

Trusco's existing Proxy Voting Committee ("Committee") has been expanded to ensure compliance with all of the requirements. After an exhaustive internal review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action. The Committee conducted comprehensive due diligence of the most respected proxy voting specialists in the industry and chose to hire Institutional Shareholder Services, ("ISS") as Trusco's independent third party agent to assist us with meeting our fiduciary obligations.

Several of the determining factors in choosing ISS included its excellent research tools and technical support, consistent track record, and care in addressing all potential conflict of interest issues. More importantly, ISS's reliable and conservative historical voting selections generally mirror the highly principled voting standards of Trusco.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, the independence of the firm's Board of Directors, its corporate culture and governance process, and the impact of economic, environmental and social implications will remain key elements in all final voting procedures.

To address inherent conflicts of interest with some Trusco relationships, the firm has taken the additional step of contracting with a separate ISS designated analytical team to assist with voting on any subject that Trusco might consider to be a material internal conflict of interest. Trusco refrains from investing in and making recommendations on specific firms wherein a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc., ("SunTrust") or a related SunTrust affiliate's board of directors; and on matters in which an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

In order to provide shareholders with the most beneficial and objective proxy voting opinions, Trusco may call upon an appointed independent proxy voting agent to handle such conflict of interest voting matters. ISS will then vote the shares according to the wishes of this independent fiduciary. Trusco will have no power to alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary proxy voting agent.

Please be assured, that although Trusco has engaged ISS to assist with physical proxy voting matters, and we have generally adopted the ISS Proxy Voting Policies and Procedures as our own, we retain the primary obligation to review all issues and must actively monitor all information prior to each vote placed on behalf of shareholders. Trusco will continue to utilize all available resources in order to make well-informed, qualified proxy vote decisions. Should the occasion arise that ISS's recommendations and views not match those of Trusco, the Trusco Committee will arrange to vote those shares accordingly.

Further information may be obtained by contacting the STI Classic Funds by telephone at: 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                                                                         08/2003
                     TRUSCO CAPITAL MANAGEMENT PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") employs a Proxy Committee approach ("Trusco Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of the STI Classic Funds. The Trusco Committee will annually (or more often if needed), review, reaffirm and amend guidelines and strategies for all domestic and international funds.

Trusco has engaged Institutional Shareholder Services ("ISS") as its agent to provide certain services and support related to the firm's proxy voting policies, procedures and processes.

Trusco has contracted with ISS to provide administrative as well as functional services that include but are not limited to:

     1. Access to and adoption of its U.S. Proxy policies, ERISA/Taft Hartley Proxy policies and Global Proxy policies.

     2. Collection and coordination of proxy material forwarded by Trusco's client custodians

     3. Access to issuer-specific research and proxy analysis

     4. Proxy voting (both standard and exception based), reconciliation, and disclosure

     5. Record keeping and voting record retention

The Trusco Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions. Generally, the Trusco Committee will follow the established ISS proxy voting guidelines.


               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

Trusco Capital Management will vote proxies for all the STI Classic Funds. Trusco utilizes the services of an independent third party agent, Institutional Shareholder Services, Inc., ("ISS") to assist with facilitating and managing its fiduciary obligations regarding proxy voting, reviewing issues of corporate governance, and dealing with material conflicts of interest. Accordingly, Trusco will generally follow the pre-approved ISS proxy voting principles in matters concerning domestic and global proxy voting issues, as well as guidelines applicable to "TAFT HARTLEY" AND ERISA plans and relationships.

Trusco has extensively reviewed ISS's policies along with prior years' actual voting records and has determined that, as a general rule, Trusco agrees with ISS's existing policies and will usually follow those guidelines to fulfill its proxy voting duties.

Trusco will, however, continue to obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that most issues are voted on a case-by-case basis, the Trusco Committee utilizes the firm's standard voting guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are always considered include: an in-depth look at each company's organizational structure; executive and operating management styles, the independence of its Board of Directors, its corporate culture and governance processes, implicit and explicit social and economic product benefits and the impact or economic implications of the available alternatives.

                              EXCEPTIONS TO POLICY

The guidelines as outlined herein, do not apply where Trusco has contracted discretionary authority to vote shares to a sub advisor or agent such as in the case of managed, separate, or wrap accounts.

In those situations proxy votes cast by the sub advisor will be governed by the sub advisor's own proxy voting procedures. The Trusco Committee will annually review but need not necessarily approve the sub advisor's or agent's proxy voting policies.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc, occasions may from time to time arise, in which the Trusco Committee believes that an actual material or a perceived material conflict exists. Several of the currently identified proxy voting conflicts include:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., Coca-Cola Enterprises, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc., may have a similar on-going non-investment management associated relationship.

     2. Other conflicts of interest may arise from time to time where the shares to be voted involve;

            a. An issuer with a  director,  officer or  employee  who  presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc.

            b. An issuer having substantial and numerous banking,  investment or other financial relationships with Trusco or SunTrust Banks, Inc.

            c. A direct common stock ownership  position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or SunTrust Banks, Inc. affiliates

Where a material conflict of interest exists or is perceived to exist on any proxy proposal, the Trusco Committee will determine the most fair and reasonable arrangements to be followed in order to properly address all conflict concerns. Trusco may employ one or more of the below listed suggestions:

     1. Retain an independent fiduciary to vote the shares.

     2. Vote according to ISS's (or similar agent's) standard policies.

     3. Pass the proxy material on to the client so that the client can vote on all issues.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Several of the STI Classic Funds engage in "security lending" programs. (The fund loans fully paid stock to various broker-dealers and collects interest based on the underlying value of the position.) Trusco will generally refrain from voting securities loaned out under this lending agreement when the costs and lost revenue to the client combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Trusco Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

Further information on Trusco Capital Management, Inc.'s U.S. DOMESTIC PROXY POLICIES, ERISA/TAFT HARTLEY PROXY POLICIES and GLOBAL/INTERNATIONAL PROXY POLICIES is available by contacting: STI Classic Funds by telephone at:
1-800-874-4770, Option 5, or via the web at www.sticlassicfunds.com.

                                                                         08/2003
            TRUSCO CAPITAL MANAGEMENT PROXY VOTING GUIDELINES SUMMARY

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent
o Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by Trusco's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where Trusco recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASEBY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
o It is intended for financing purposes with minimal or no dilution to current shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, Trusco will value every award type. Trusco will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once Trusco determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o Historic trading patterns
o Rationale for the repricing
o Value-for-value exchange
o Option vesting
o Term of the option
o Exercise price
o Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o Purchase price is at least 85 percent of fair market value
o Offering period is 27 months or less, and
o Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                                                         08/2003
TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

FOLLOWING IS A CONCISE SUMMARY OF GENERAL POLICIES FOR VOTING GLOBAL PROXIES. IN ADDITION, ISS HAS COUNTRY- AND MARKET-SPECIFIC POLICIES, WHICH ARE NOT CAPTURED BELOW.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:
o there are concerns about the accounts presented or audit procedures used; or
o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
o there are serious concerns about the accounts presented or the audit procedures used;
o the auditors are being changed without explanation; or
o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:
o there are serious concerns about the statutory reports presented or the audit procedures used;
o questions exist concerning any of the statutory auditors being appointed; or
o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:
o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
o the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management  nominees in the election of directors,  unless:
o there are clear concerns about the past performance of the company or the board; or
o the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
o there are serious questions about actions of the board or management for the year in question; or
o legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS
GENERAL ISSUANCES:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid. Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:
Vote FOR share repurchase plans, unless:
o clear evidence of past abuse of the authority is available; or
o the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:
Vote FOR mergers and acquisitions, unless:
o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or
o the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                                                                         08/2003
                            TRUSCO CAPITAL MANAGEMENT
                             PROXY VOTING GUIDELINES

The Trusco Capital Management Taft-Hartley Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.

Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Trusco Taft-Hartley voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the "economic best interests" of plan participants and beneficiaries. Trusco will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a "worker-owner view of value."

Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses -- all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:
o Corporate policies that affect job security and wage levels;
o Corporate policies that affect local economic development and stability;
o Corporate responsibility to employees and communities; and
o Workplace safety and health issues.

All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that -- guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered "routine", outlined in the following pages are general voting parameters for various types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).

I) BOARD OF DIRECTORS PROPOSALS
Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Trusco holds directors to a high standard when voting on their election, qualifications, and compensation.
Votes on entire board of directors take into account factors that include:
o Company performance relative to its peers;
o Lack of majority independent board;
o Board diversity;
o Executive compensation-related (excessive salaries/bonuses/pensions, stock option repricing, misallocation of corporate funds, etc.);
o Failure of board to respond to majority shareholder votes.
Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:
o Poor attendance;
o Independence of the key board committees (audit, compensation, and nominating);
o Performance of the key board committees;
o Failure to establish key board committees; and
o Interlocking directorships.

CEO SERVING AS CHAIRMAN: a principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company's CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500 and Russell 3000 have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. We WITHHOLD votes from CEOs who serve as chairman, and we vote FOR proposals to separate these positions.

INDEPENDENT DIRECTORS: Trusco believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company.

We vote FOR proposals that request that the board and/or its audit, compensation, and nominating committees be comprised of a majority of independent directors. We WITHHOLD votes from entire boards that are not majority-independent.

BOARD STRUCTURE: Trusco supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.

CUMULATIVE VOTING: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by "cumulating" their votes for one nominee, thereby creating a measure of independence from management control. Trusco votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.

POISON PILLS: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company's particular set of circumstances, Trusco generally votes FOR proposals to eliminate or redeem poison pills. We vote FOR shareholder proposals to submit a company's poison pill to shareholder vote.

PROPOSALS ON BOARD INCLUSIVENESS: Trusco votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.

II) CAPITAL STRUCTURE
INCREASE AUTHORIZED COMMON STOCK: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.

DUAL CLASS STRUCTURES: Trusco does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.

III) RATIFYING AUDITORS
Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel, Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees "with lower quality audits and, by implication, lower quality earnings." This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.

Auditors are the backbone upon which a company's financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor. We vote AGAINST ratification of a company's auditor if it receives more than one-quarter of its total fees for consulting. We support shareholder proposals to ensure auditor independence.

IV) MERGERS, ACQUISITIONS, AND TRANSACTIONS
Trusco votes for corporate transactions that take the high road to competitiveness and company growth. Trusco believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.
Factors taken into account for mergers and acquisitions include:
o Impact on shareholder value;
o Potential synergies;
o Corporate governance and shareholder rights;
o Fairness opinion;
o Offer price (cost vs. premium); and
o Impact on community stakeholders and workforce employees.

REINCORPORATION: Trusco reviews proposals to change a company's state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.

V) EXECUTIVE COMPENSATION
STOCK OPTION PLANS: Trusco supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company -- and shareholders -- prosper together.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders' share value and voting power. In general, Trusco supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.

Trusco votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.

STOCK OPTION EXPENSING: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company performance. Given stock option's accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company's earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Trusco supports shareholder resolutions calling for stock option grants to be treated as an expense.

PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY: Trusco votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

GOLDEN PARACHUTES: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Trusco votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS): Trusco generally votes FOR ESOPs which allow a company's employees to acquire stock in the company at a slight discount. Such plans help link employees' self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.

VI) SOCIAL AND ENVIRONMENTAL ISSUES
Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Trusco provides specific narrative explanations for votes on these types of shareholder proposals. Trusco evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Trusco clients select investment strategies and criteria for their portfolios. Trusco views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Trusco votes consistent with the economic best interests of the participants and beneficiaries to create "high road" shareholder and economic value.

In most cases, Trusco supports proposals that request management to report to shareholders information and practices that would help in evaluating the company's operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Trusco supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company's legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.

CERES PRINCIPLES: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company's financial well-being. Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Trusco supports proposals that improve a company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Trusco votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES: Trusco generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the "Declaration on Fundamental Principles and Rights At Work," ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Trusco supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Trusco votes FOR proposals to implement and report on ILO codes of conduct.

                       STATEMENT OF ADDITIONAL INFORMATION

                                STI CLASSIC FUNDS

                                 OCTOBER 1, 2003


                               INVESTMENT ADVISER:
                         TRUSCO CAPITAL MANAGEMENT, INC.
                                 (THE "ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Classic Institutional Money Market and Bond Funds of the STI Classic Funds (the "Trust"). This SAI relates to the following series of the Trust (each a "Fund" and collectively, the "Funds"):

             CLASSIC INSTITUTIONAL CASH MANAGEMENT MONEY MARKET FUND
       CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES MONEY MARKET FUND
        CLASSIC INSTITUTIONAL U.S. TREASURY SECURITIES MONEY MARKET FUND

                  CLASSIC INSTITUTIONAL HIGH QUALITY BOND FUND

                   CLASSIC INSTITUTIONAL SHORT-TERM BOND FUND
               CLASSIC INSTITUTIONAL SUPER SHORT INCOME PLUS FUND

                  CLASSIC INSTITUTIONAL TOTAL RETURN BOND FUND

  CLASSIC INSTITUTIONAL U.S. GOVERNMENT SECURITIES SUPER SHORT INCOME PLUS FUND


This SAI is incorporated by reference into, and should be read in conjunction with, the Funds' prospectuses dated October 1, 2003. Capitalized terms not defined herein are defined in the prospectuses. Prospectuses may be obtained by writing to the Trust or calling toll-free 1-800-428-6970.

                                TABLE OF CONTENTS


THE TRUST......................................................................3
DESCRIPTION OF PERMITTED INVESTMENTS...........................................3
INVESTMENT LIMITATIONS........................................................26
INVESTMENT ADVISER............................................................27
THE ADMINISTRATOR.............................................................29
THE DISTRIBUTOR...............................................................30
THE TRANSFER AGENT............................................................32
THE CUSTODIAN.................................................................32
INDEPENDENT PUBLIC ACCOUNTANTS................................................33
LEGAL COUNSEL.................................................................33
TRUSTEES AND OFFICERS OF THE TRUST............................................33
PERFORMANCE INFORMATION.......................................................37
COMPUTATION OF YIELD..........................................................37
CALCULATION OF TOTAL RETURN...................................................39
PURCHASING AND REDEEMING SHARES...............................................40
DETERMINATION OF NET ASSET VALUE..............................................41
TAXES    .....................................................................42
FUND TRANSACTIONS.............................................................44
PORTFOLIO TURNOVER RATE.......................................................49
DESCRIPTION OF SHARES.........................................................50
VOTING RIGHTS.................................................................50
SHAREHOLDER LIABILITY.........................................................50
LIMITATION OF TRUSTEES' LIABILITY.............................................51
CODES OF ETHICS...............................................................51
5% AND 25% SHAREHOLDERS.......................................................51
FINANCIAL STATEMENTS..........................................................54
APPENDIX A -- DESCRIPTION OF RATINGS ........................................A-1
APPENDIX B -- PROXY VOTING SUMMARIES ........................................B-1

THE TRUST


Each Fund is a separate series of the Trust, an open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated January 15, 1992. The Declaration of Trust permits the Trust to offer separate series (each a "Fund" and collectively, the "Funds") of units of beneficial interest ("shares") and different classes of shares of each Fund. The Trust reserves the right to create and issue shares of additional funds and/or classes. This SAI relates to shares of the Classic Institutional High Quality Bond Fund, Classic Institutional Short-Term Bond Fund, Classic Institutional Super Short Income Plus Fund, Classic Institutional Total Return Bond Fund and Classic Institutional U.S. Government Securities Super Short Income Plus Fund, which are offered through three separate classes (Institutional Shares, L Shares and T Shares), shares of the Classic Institutional U.S. Treasury Money Market Fund, which are offered through two separate classes (Corporate Trust Shares and Institutional Shares), and shares of the Classic Institutional Cash Management Money Market Fund and Classic Institutional U.S. Government Securities Money Market Fund, which are offered through a single class (Institutional Shares).


DESCRIPTION OF PERMITTED INVESTMENTS


The Funds' respective investment objectives and principal investment strategies are described in the prospectuses. The following information supplements, and should be read in conjunction with, the prospectuses. Following are descriptions of the permitted investments and investment practices discussed in the Funds' "Investment Strategy" section and the associated risk factors. The Adviser will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Funds' stated investment policies.

ASSET-BACKED SECURITIES. Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases, and credit card receivables. These securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the pay-down characteristics of the underlying financial assets which are passed through to the security holder. These securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pool of assets. Asset-backed securities may also be debt obligations, which are known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning these assets and issuing debt obligations.


Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There is also the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder.

The market for asset-backed securities is at a relatively early stage of development. Accordingly, there may be a limited secondary market for these securities.

BORROWING. As required by the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Funds are authorized to pledge portfolio securities as the Adviser deems appropriate in connection with any borrowings.

Borrowing may subject the Funds to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Funds may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money.

BRADY BONDS. A Brady Bond is a U.S. dollar denominated bond issued by an emerging market, particularly those in Latin America, and collateralized by U.S. Treasury zero-coupon bonds. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course.


CERTIFICATES OF DEPOSIT. Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL  PAPER.  Commercial  paper is the term  used to  designate  unsecured
short-term   promissory   notes  issued  by  corporations  and  other  entities.
Maturities on these issues vary from a few to 270 days.

CUSTODIAL RECEIPTS. A custodial receipt represents an indirect interest in a tax-exempt bond that is deposited with a custodian. For example, custodial receipts may be used to permit the sale of the deposited bond in smaller denominations than would otherwise be permitted. Frequently, custodial receipts are issued to attach bond insurance or other forms of credit enhancement to the deposited tax-exempt bond. Note, because a "separate security" is not created by the issuance of a receipt, many of the tax advantages bestowed upon holders of the deposited tax-exempt bond are also conferred upon the custodial receipt holder.


DEBT SECURITIES. Debt securities (E.G., bonds, notes, debentures) represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times.

DOLLAR ROLLS. Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S.
government or other liquid assets in a segregated account in an amount sufficient to cover its repurchase obligation.

EURODOLLAR AND YANKEE DOLLAR OBLIGATIONS. Eurodollar bank obligations are U.S. dollar denominated certificates of deposit or time deposits issued outside the United States by foreign branches of U.S. banks or by foreign banks. Yankee dollar obligations are U.S. dollar denominated obligations issued in the United States by foreign banks.

FIXED INCOME SECURITIES. Fixed income securities are debt obligations issued by corporations, municipalities and other borrowers. The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. Changes in the value of portfolio securities will not affect cash income derived from these securities but will affect the Funds' net asset value.

FLOATING RATE INSTRUMENTS. Floating rate instruments have a rate of interest that is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank. The Funds can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. The Funds may use the longer of the period required before the Funds are entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity of the instrument. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be equivalent to the long-term bond or commercial paper ratings stated in the prospectus. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand.


FOREIGN SECURITIES. Foreign securities may include U.S. dollar denominated obligations or securities of foreign issuers. Possible investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits, Europaper and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper and foreign securities. These instruments have investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. These risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. These investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.


In making investment decisions for the Funds, the Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets, the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Adviser cannot assure that the Fund will not suffer losses resulting from investing in foreign countries.

Holding Fund assets in foreign countries through specific foreign custodians presents additional risks, including but not limited to the risks that a particular foreign custodian or depository will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets.


By investing in foreign securities, the Funds attempt to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by each Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. The international investments of a Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from the Fund's investments in another country's markets.

Emerging countries are all countries that are considered to be developing or emerging countries by the World Bank or the International Finance Corporation, as well as countries classified by the United Nations or otherwise regarded by the international financial community as developing. Currently, the countries excluded from this category are Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Italy, Ireland, Japan, the Netherlands, New Zealand, Norway, Spain, Sweden, Switzerland, the United Kingdom and the United States.

FORWARD FOREIGN CURRENCY CONTRACTS. Forward foreign currency contracts involve obligations to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract. A Fund may also enter into a contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in the foreign currency. A Fund may realize a gain or loss from currency transactions.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). Consistent with CFTC regulations, the Funds have claimed exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as a commodity pool operator thereunder. A Fund may use futures contracts and related options for hedging purposes or for risk management purposes. Instances in which a Fund may use futures contracts and related options for risk management purposes (other than hedging) include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. A long position is established when the Adviser purchases a stock outright and a short position is established when the Adviser sells a security that it has borrowed. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act or the rules and Securities and Exchange Commission (the "SEC"), interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

A Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with a Fund's use of futures contracts and related options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (3) there may not be a liquid secondary market for a futures contract or option, (4) trading restrictions or limitations may be imposed by an exchange, and (5) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure.


GUARANTEED INVESTMENT CONTRACTS (GICS). A GIC is a general obligation of the issuing insurance company and not a separate account. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid at maturity from the general assets of the issuer. Pursuant to such contracts, the Classic Institutional Cash Management Money Market Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance company. For this reason, an active secondary market in GICs does not currently exist and GICs are considered to be illiquid investments.


HEDGING TECHNIQUES. Hedging is an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (iii) there may not be a liquid secondary market for a futures contract or option; and (iv) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

HIGH YIELD SECURITIES. High yield securities, commonly referred to as junk bonds, are debt obligations rated below investment grade, I.E., below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's"), or their unrated equivalents. The risks associated with investing in high yield securities include:

(i) High yield, lower rated bonds involve greater risk of default or price declines than investments in investment grade securities (E.G., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

(ii) The market for high risk, high yield securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

(iii) Market prices for high risk, high yield securities may also be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high risk, high yield securities may move independently of interest rates and the overall bond market.

(iv) The market for high risk, high yield securities may be adversely affected by legislative and regulatory developments.

HIGH YIELD FOREIGN SOVEREIGN DEBT SECURITIES. Investing in fixed and floating rate high yield foreign sovereign debt securities will expose the Fund to the direct or indirect consequences of political, social or economic changes in countries that issue the securities. The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts.


ILLIQUID  SECURITIES.  Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a fund. Under the supervision of the Trust's Board of Trustees, the Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). A Fund will not invest more than 15% of its net assets in illiquid securities.


INVESTMENT COMPANY SHARES. The Funds may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Funds. The Funds' purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying the Funds' expenses. Under applicable regulations, unless an exception is available, the Funds are prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Funds own more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Funds' total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.


INVESTMENT GRADE OBLIGATIONS. Investment Grade Obligations are fixed income obligations rated by one or more of the rating agencies in one of the four highest rating categories at the time of purchase (e.g., AAA, AA, A or BBB by S&P or Fitch, Inc. ("Fitch"), or Aaa, Aa, A or Baa by Moody's or determined to be of equivalent quality by the Adviser. Securities rated BBB or Baa represent the lowest of four levels of Investment Grade Obligations and are regarded as borderline between sound obligations and those in which the speculative element begins to predominate. Ratings assigned to fixed income securities represent only the opinion of the rating agency assigning the rating and are not dispositive of the credit risk associated with the purchase of a particular Fixed Income Obligation. Moreover, market risk also will affect the prices of even the highest rated fixed income obligation so that their prices may rise or fall even if the issuer's capacity to repay its obligation remains unchanged.


LEVERAGED BUYOUTS. The Fund may invest in leveraged buyout limited partnerships and funds that, in turn, invest in leveraged buyout transactions ("LBOs"). An LBO, generally, is an acquisition of an existing business by a newly formed corporation financed largely with debt assumed by such newly formed corporation to be later repaid with funds generated from the acquired company. Since most LBOs are by nature highly leveraged (typically with debt to equity ratios of approximately 9 to 1), equity investments in LBOs may appreciate substantially in value given only modest growth in the earnings or cash flow of the acquired business. Investments in LBO partnerships and funds, however, present a number of risks. Investments in LBO limited partnerships and funds will normally lack liquidity and may be subject to intense competition from other LBO limited partnerships and funds. Additionally, if the cash flow of the acquired company is insufficient to service the debt assumed in the LBO, the LBO limited partnership or fund could lose all or part of its investment in such acquired company.


LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The  secondary  market  for  loan   participations   is  limited  and  any  such
participation purchased by the Fund may be regarded as illiquid.

MEDIUM NOTES. Medium term notes are periodically or continuously offered corporate or agency debt that differs from traditionally underwritten corporate bonds only in the process by which they are issued.

MONEY MARKET SECURITIES. Money market securities include short-term U.S. government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as S&P or Moody's, or determined by the Adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. Each of these money market securities are described herein. For a description of ratings, see the Appendix to this SAI.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional 30-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and floating mortgages.

Government pass-through securities are securities that are issued or guaranteed by a U.S. government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are the Government National Mortgage Association ("GNMA"), Fannie Mae, and the Federal Home Loan Mortgage Corporation ("FHLMC"). Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury. GNMA, Fannie Mae, and FHLMC each guarantees timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, FHLMC has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the U.S. Government, but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private pass-through securities are mortgage-backed securities issued by a non-governmental agency, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs").

CMOs  are  securities  collateralized  by  mortgages,   mortgage  pass-throughs,
mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody's and are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities and are rated in one of the two highest categories by S&P or Moody's.

Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests. Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, FHLMC or GNMA-guaranteed mortgage pass-through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Stripped mortgage-backed securities are securities that are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security ("PO") receives the Principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security ("IO") receives interest payments from the same underlying security.

The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Determining maturities of mortgage-backed securities: Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for a Fund, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

MUNICIPAL FORWARDS. Municipal forwards are forward commitments for the purchase of tax-exempt bonds with a specified coupon to be delivered by an issuer at a future date, typically exceeding 45 days but normally less than one year after the commitment date. Municipal forwards are normally used as a refunding mechanism for bonds that may only be redeemed on a designated future date (see "When-Issued Securities and Municipal Forwards" for more information).

MUNICIPAL LEASE OBLIGATIONS. Municipal lease obligations are securities issued by state and local governments and authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above.

MUNICIPAL SECURITIES. The Classic Institutional Cash Management Money Market Fund may invest in municipal securities. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility (for example, tolls from a bridge). Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is totally dependent on the ability of a facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for the payment.

Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. A Fund's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-2 or V-MIG-2 at the time of investment by Moody's, (iii) which are rated SP-2 at the time of investment by S&P, or (iv) which, if not rated by S&P or Moody's, are in the Adviser's judgment, of at least comparable quality to MIG-2, VMIG-2 or SP-2.


Municipal bonds must be rated at least BBB or better by S&P or at least Baa or better by Moody's at the time of purchase for the Tax-Exempt Bond Funds or in one of the two highest short-term rating categories by S&P or Moody's for the Tax-Exempt Money Market Fund or, if not rated by S&P or Moody's, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. A Fund may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


Private activity bonds are issued by or on behalf of states, or political subdivisions thereof, to finance privately owned or operated facilities for business and manufacturing, housing, sports, and pollution control, and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports parking and low-income housing. The payment of the principal and interest on private activity bonds is dependent solely on the ability of the facility's user to meet its financial obligations and may be secured by a pledge of real and personal property so financed.

Investments in floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity in order to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to those with institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and thereafter monitor the financial strength of the put providers by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers where adequate current financial information is not available. In the event that any writer is unable to honor a put for financial reasons, the affected Fund would be a general creditor (I.E., on parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities in certain circumstances (for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit); or a provision in the contract may provide that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. Municipal securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Funds may purchase subject to a put. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Funds including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Other types of tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that the Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion, be equivalent to the long-term bond or commercial paper ratings stated above. The Adviser will monitor the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Funds may also purchase participation interests in municipal securities (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives a Fund an undivided interest in the underlying municipal security. If it is unrated, the participation interest will be backed by an irrevocable letter of credit or guarantee of a credit-worthy financial institution or the payment obligations otherwise will be collateralized by U.S. government securities. Participation interests may have fixed, variable or floating rates of interest and may include a demand feature. A participation interest without a demand feature or with a demand feature exceeding seven days may be deemed to be an illiquid security subject to a Fund's investment limitations restricting its purchases of illiquid securities. A Fund may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Opinions relating to the validity of municipal securities and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of municipal securities or the basis for such opinions.


NON-PUBLICLY TRADED SECURITIES; RULE 144A SECURITIES. The Funds may purchase securities that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), but that can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act ("Rule 144A Securities"). An investment in Rule 144A Securities will be considered illiquid and therefore subject to the Fund's limitation on the purchase of illiquid securities (usually 15% of a fund's net assets, 10% for the money market funds), unless the Fund's governing Board of Trustees determines on an ongoing basis that an adequate trading market exists for the security. In addition to an adequate trading market, the Board of Trustees will also consider factors such as trading activity, availability of reliable price information and other relevant information in determining whether a Rule 144A Security is liquid. This investment practice could have the effect of increasing the level of illiquidity in the Fund to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities. The Board of Trustees will carefully monitor any investments by the Fund in Rule 144A Securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of Rule 144A Securities, although the Board of Trustees will retain ultimate responsibility for any determination regarding liquidity.

Non-publicly traded securities (including Rule 144A Securities) may involve a high degree of business and financial risk and may result in substantial losses. These securities may be less liquid than publicly traded securities, and the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could be less than those originally paid by the Fund. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements applicable to companies whose securities are publicly traded. The Fund's investments in illiquid securities are subject to the risk that should the Fund desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Fund's net assets could be adversely affected.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. The Funds may invest in U.S. dollar-denominated obligations of domestic branches of foreign banks and foreign branches of domestic banks only when the Adviser believes that the risks associated with such investment are minimal and that all applicable quality standards have been satisfied. Bank obligations include the following:

o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.


OPTIONS. A Fund may purchase and write put and call options on securities or securities indices (traded on U.S. exchanges or over-the-counter markets) and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

The Fund must cover all options it writes. For example, when a Fund writes an option on a security, index or foreign currency, it will segregate or earmark liquid assets with the Fund's custodian in an amount at least equal to the market value of the option and will maintain such coverage while the option is open. A Fund may otherwise cover the transaction by means of an offsetting transaction or other means permitted by the 1940 Act or the rules and SEC interpretations thereunder.

Each Fund may trade put and call options on securities, securities indices or currencies, as the investment adviser or sub-adviser determines is appropriate in seeking the Fund's investment objective. For example, a Fund may purchase put and call options on securities or indices to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

In another instance, a Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by the Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

There are significant risks associated with a Fund's use of options, including the following: (1) the success of a hedging strategy may depend on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the movement in prices of options held by the Fund and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.


OTHER INVESTMENTS. The Funds are not prohibited from investing in bank obligations issued by clients of SEI Investments Company ("SEI Investments"), the parent company of the Funds' administrator and distributor. The purchase of Fund shares by these banks or their customers will not be a consideration in deciding which bank obligations the Funds will purchase. The Funds will not purchase obligations issued by the Adviser.

PARALLEL PAY SECURITIES; PAC BONDS. Parallel pay CMOs and REMICs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. Planned Amortization Class CMOs ("PAC Bonds") generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.


PAY-IN-KIND SECURITIES. Pay-In-Kind securities are debt obligations or preferred stock, that pay interest or dividends in the form of additional debt obligations or preferred stock.


REAL ESTATE INVESTMENT TRUSTS. A REIT is a corporation or business trust (that would otherwise be taxed as a corporation) which meets the definitional requirements of the Internal Revenue Code of 1986, as amended (the "Code"). The Code permits a qualifying REIT to deduct from taxable income the dividends paid, thereby effectively eliminating corporate level federal income tax and making the REIT a pass-through vehicle for federal income tax purposes. To meet the definitional requirements of the Code, a REIT must, among other things: invest substantially all of its assets in interests in real estate (including mortgages and other REITs), cash and government securities; derive most of its income from rents from real property or interest on loans secured by mortgages on real property; and distribute annually 95% or more of its otherwise taxable income to shareholders.

REITs are sometimes informally characterized as Equity REITs and Mortgage REITs. An Equity REIT invests primarily in the fee ownership or leasehold ownership of land and buildings; a Mortgage REIT invests primarily in mortgages on real property, which may secure construction, development or long-term loans.

REITs in which a Fund invests may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause investors in REITs to demand a higher annual yield from future distributions, which may in turn decrease market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund's investments to decline. During periods of declining interest rates, certain Mortgage REITs may hold mortgages that the mortgagors elect to prepay, which prepayment may diminish the yield on securities issued by such Mortgage REITs. In addition, Mortgage REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT and Equity REITs may be affected by the ability of tenants to pay rent.

Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. By investing in REITs indirectly through the Fund, a shareholder will bear not only his proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders.

In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit extended. Further, Equity and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and Mortgage REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation. In addition, Equity and Mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

REAL ESTATE SECURITIES. A Fund may be subject to the risks associated with the direct ownership of real estate because of its policy of concentration in the securities of companies principally engaged in the real estate industry. For example, real estate values may fluctuate as a result of general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, demographic trends and variations in rental income, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhood values, related party risks, changes in how appealing properties are to tenants, changes in interest rates and other real estate capital market influences. The value of securities of companies which service the real estate business sector may also be affected by such risks.

Because a Fund may invest a substantial portion of its assets in REITs, a Fund may also be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act. Changes in prevailing interest rates may inversely affect the value of the debt securities in which a Fund will invest. Changes in the value of portfolio securities will not necessarily affect cash income derived from these securities but will affect a Fund's net asset value. Generally, increases in interest rates will increase the costs of obtaining financing which could directly and indirectly decrease the value of a Fund's investments.


REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with creditworthy financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser, liquidity or other considerations so warrant.

RESTRAINTS ON INVESTMENTS BY MONEY MARKET FUNDS. Investments by a money market fund are subject to limitations imposed under regulations adopted by the Securities and Exchange Commission ("SEC"). Under these regulations, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in the highest rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality ("second tier security"). In the case of taxable money market funds, investments in second tier securities are subject to further constraints in that (i) no more than 5% of a money market fund's assets may be invested in second tier securities and
(ii) any investment in securities of any one such issuer is limited to the greater of 1% of the money market fund's total assets or $1 million. A taxable money market fund may not purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies of instrumentalities) if, as a result, more than 5% of the total assets of the Fund would be invested the securities of one issuer. A taxable money market fund may also hold more than 5% of its assets in first tier securities of a single issuer for three "business days" (that is, any day other than a Saturday, Sunday or customary business holiday).


SECURITIES LENDING. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund
(including the loan collateral). No Fund will lend portfolio securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, a Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Funds follow procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon a Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.


SHORT SALES. As consistent with each Fund's investment objective, a Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale "against-the-box" is a taxable transaction to the Fund with respect to the securities that are sold short.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short positions.


SHORT-TERM OBLIGATIONS. Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS. The Classic Institutional Cash Management Money Market Fund may purchase securities at a price which would result in a yield-to-maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the writer) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Classic Institutional Cash Management Money Market Fund would limit its put transactions to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in the Fund will not exceed one-half of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS. Separately Traded Interest and Principal Securities ("STRIPS") are component parts of U.S. Treasury securities traded through the federal book-entry system. An Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate the affected Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the 1940 Act, the Adviser will only purchase STRIPS for money market funds that have a remaining maturity of 397 days or less; therefore, the money market funds currently may only purchase interest component parts of U.S. Treasury securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the money market funds.


STRUCTURED INVESTMENTS. Structured Investments are derivatives in the form of a unit or units representing an undivided interest(s) in assets held in a trust that is not an investment company as defined in the 1940 Act. A trust unit pays a return based on the total return of securities and other investments held by the trust and the trust may enter into one or more swaps to achieve its objective. For example, a trust may purchase a basket of securities and agree to exchange the return generated by those securities for the return generated by another basket or index of securities. The Fund will purchase structured investments in trusts that engage in such swaps only where the counterparties are approved by the Adviser in accordance with credit-risk guidelines established by the Board of Trustees.

STRUCTURED NOTES. Notes are derivatives where the amount of principal repayment and or interest payments is based upon the movement of one or more factors. These factors include, but are not limited to, currency exchange rates, interest rates (such as the prime lending rate and LIBOR) and stock indices such as the S&P 500(R) Index. In some cases, the impact of the movements of these factors may increase or decrease through the use of multipliers or deflators. The use of structured notes allows the Fund to tailor its investments to the specific risks and returns the Adviser wishes to accept while avoiding or reducing certain other risks.


SUPRANATIONAL AGENCY OBLIGATIONS. Supranational agency obligations are obligations of supranational entities established through the joint participation of several governments, including the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (also known as the "World Bank"), African Development Bank, European Union, European Investment Bank, and the Nordic Investment Bank. The Classic Institutional Cash Management Money Market Fund may purchase obligations of supranational agencies. Currently the Fund intends to invest only in obligations issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and the Nordic Investment Bank.


SWAP AGREEMENTS. The Funds may enter into equity index or interest rate swap agreements for purposes of attempting to gain exposure to the stocks making up an index of securities in a market without actually purchasing those stocks, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one-year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," I.E., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap," interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor;" and interest rate dollars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Most swap agreements entered into by the Funds calculate the obligations of the parties to the agreement on a "net basis." Consequently, a Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount").

A Fund's current obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating assets determined to be liquid. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund's illiquid investment limitations. A Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

Each Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counter-party will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counter-party a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by a Fund's custodian. In as much as these transactions are entered into for hedging purposes or are offset by segregated cash of liquid assets, as permitted by applicable law, the Funds and their Adviser believe that these transactions do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to a Fund's borrowing restrictions.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments, which are traded in the over-the-counter market. The Adviser, under the supervision of the Board of Trustees, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity, which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

TAXABLE MUNICIPAL SECURITIES. The Classic Institutional Cash Management Money Market Fund may invest in taxable municipal securities. Taxable municipal securities are municipal securities the interest on which is not exempt from federal income tax. Taxable municipal securities include "private activity bonds" that are issued by or on behalf of states or political subdivisions thereof to finance privately-owned or operated facilities for business and manufacturing, housing, sports, and pollution control and to finance activities of and facilities for charitable institutions. Private activity bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking lots, and low income housing. The payment of the principal and interest on private activity bonds is not backed by a pledge of tax revenues, and is dependent solely on the ability of the facility's user to meet its financial obligations, and may be secured by a pledge of real and personal property so financed. Interest on these bonds may not be exempt from federal income tax.


U.S. GOVERNMENT SECURITIES

Certain investments of the Classic Institutional Cash Management Money Market Fund and the Classic Institutional U.S. Government Securities Money Market Fund may include U.S. government agency securities. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and Treasury Receipts ("TRs").

o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.


o ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. These obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain of the obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Such instruments bear interest at rates that are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such securities.

VARIABLE RATE MASTER DEMAND NOTES. Variable rate master demand notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between a Fund, as lender, and a borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for the particular Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand. Variable rate master demand notes may or may not be backed by bank letters of credit.



WHEN-ISSUED SECURITIES AND MUNICIPAL FORWARDS. When-issued securities are securities that are delivered and paid for normally within 45 days after the date of commitment of purchase. Municipal forwards call for delivery of the underlying municipal security normally after 45 days but before 1 year after the commitment date.

Although a Fund will only make commitments to purchase when-issued securities and municipal forwards with the intention of actually acquiring the securities, a Fund may sell them before the settlement date. When-issued securities are subject to market fluctuation, and accrue no interest to the purchaser during this pre-settlement period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing municipal forwards and when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the appropriate custodian, and a Fund will maintain high-quality, liquid assets in an amount at least equal in value to its commitments to purchase when-issued securities and municipal forwards. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.



INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES


The following investment limitations are fundamental policies of the Funds. Fundamental policies cannot be changed without the consent of the holders of a majority of each Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.


No Fund may:

         1. With respect to 75% of each Fund's total assets, invest more than 5% of the value of the total assets of a Fund in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and securities issued by investment companies), or purchase the securities of any one issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by a Fund.

         2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for the purposes of this limitation, investment strategies that either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowing. Asset coverage of at least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes (less than 60 days), and in an amount not exceeding 5% of its total assets.

         3. Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act in the sale of portfolio securities.

         4. Issue senior securities (as defined in the 1940 Act), except as permitted by rule, regulation or order of the SEC.

         5. Purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities and securities issued by investment companies) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies who principal business activities are in the same industry.

                  5.1 With respect to the money market funds, this limitation does not apply to obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks.

         6. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

         7. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments.

         8. Make loans, except that a Fund may: (i) purchase or hold debt instruments in accordance with its investment objectives and policies; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities.

NON-FUNDAMENTAL POLICIES


The following investment policies are non-fundamental policies of the Funds and may be changed by the Funds' Board of Trustees.


         1. Any change to a Fund's investment policy to invest at least 80% of such Fund's net assets in securities of companies in a specific sector is subject to 60 days prior notice to shareholders.

         2. No Fund may purchase or hold illiquid securities (I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets (10% for the Money Market Funds) would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

INVESTMENT ADVISER


GENERAL. Trusco Capital Management, Inc. ("Trusco" or the "Adviser") is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940 and serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities. The principal business address of the Adviser is 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303. As of June 30, 2003, Trusco had discretionary management authority with respect to approximately $47.3 billion of assets under management.


ADVISORY AGREEMENTS WITH THE TRUST. The Advisory Agreements provide that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder. The Advisory Agreements provide that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreements, after the first 2 years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreements will terminate automatically in the event of its assignment, and each is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days nor more than 60 days written notice to the Adviser, or by the Adviser on 90 days written notice to the Trust.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreements, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at the specified annual rate of each Fund's average daily net assets:

---------------------------------------------------------------------------------------------------------------------
FUND                                                                                                   FEES
---------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money Market Fund                                               0.20%
---------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities Money Market Fund                                    0.20%
---------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities Money Market Fund                                      0.20%
---------------------------------------------------------------------------------------------------------------------

Classic Institutional High Quality Bond Fund                                                          0.50%

---------------------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund                                                            0.60%
---------------------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus Fund                                                    0.50%
---------------------------------------------------------------------------------------------------------------------

Classic Institutional Total Return Bond Fund                                                          0.45%
---------------------------------------------------------------------------------------------------------------------

Classic Institutional U.S. Government Securities Super Short Income Plus Fund                         0.40%
---------------------------------------------------------------------------------------------------------------------


For the period from commencement of operations to the fiscal periods ended May 31, 2003, 2002 and 2001, the Trust paid the following advisory fees:

-----------------------------------------------------------------------------------------------------------------------------
                                                        FEES PAID ($)                              FEES WAIVED ($)
                                           ----------------------------------------------------------------------------------
FUND                                          2003           2002           2001         2003          2002           2001
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash
Management Money Market
Fund                                       5,493,000       5,919,000     4,546,000      857,000       924,000        718,000
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Money
Market Fund                                2,008,000       1,909,000     1,442,000      92,000        88,000         91,000
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities Money
Market Fund                                3,745,000       4,202,000     3,083,000      282,000       316,000        251,000
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional High
Quality Bond Fund                              *               *             *             *             *              *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term
Bond Fund                                     68,000          2,000          *          48,000         2,000            *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Super
Short Income Plus Fund                       216,000          6,000          *          325,000        9,000            *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Total
Return Bond Fund                               *               *             *             *             *              *
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                        FEES PAID ($)                              FEES WAIVED ($)
                                           ----------------------------------------------------------------------------------
FUND                                          2003           2002           2001         2003          2002           2001
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government
Securities Super Short Income Plus
Fund                                         86,000          3,000           *          198,000        7,000            *
-----------------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

THE ADMINISTRATOR

GENERAL. SEI Investments Global Funds Services (the "Administrator"), a Delaware statutory trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.


ADMINISTRATION AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement") dated May 29, 1995, as amended. Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides administrative services for an annual fee (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Variable Trust) of 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for amounts over $10 billion.


For the period from commencement of operations to the fiscal periods ended May 31, 2003, 2002 and 2001, the Funds paid the following administrative fees:

-----------------------------------------------------------------------------------------------------------------------------
                                                       FEES PAID ($)                              FEES WAIVED ($)
                                           ----------------------------------------------------------------------------------
FUND                                        2003          2002           2001           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash
Management Money Market
Fund                                      1,860,000     1,674,000      1,315,000        328,000        684,000        526,000
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Money
Market Fund                                 546,000       488,000        383,000        177,000        200,000        153,000
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Treasury Securities Money
Market Fund                               1,064,000     1,105,000        833,000        324,000        452,000        333,000
-----------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------
                                                       FEES PAID ($)                              FEES WAIVED ($)
                                           ----------------------------------------------------------------------------------
FUND                                        2003          2002           2001           2003           2002           2001
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional High
Quality Bond Fund                             *             *              *              *              *              *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term
Bond Fund                                  13,000         1,000            *              0              0              *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Super
Short Income Plus Fund                     75,000         2,000            *              0              0              *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Total
Return Bond Fund                              *             *              *              *              *              *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Super
Short Income Plus                          49,000         2,000            *              0              0              *
-----------------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.


THE DISTRIBUTOR


The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and an affiliate of the Administrator, are parties to a distribution agreement dated November 21, 1995 (the "Distribution Agreement") whereby the Distributor acts as principal underwriter for the Trust's shares. The principal business address of the Distributor is Oaks, Pennsylvania, 19456. Under the Distribution Agreement, the Distributor must use all reasonable efforts, consistent with its other business, in connection with the continuous offering of shares of the Trust. The Distributor receives compensation for distribution of L Shares of the Funds pursuant to a distribution and service plan (the "L Plan") as described below. In addition, the Distributor receives compensation for shareholder services provided to Corporate Trust Shares, Institutional Shares, and T Shares of the Funds pursuant to a shareholder service plan and agreement as described below. other than compensation received under the Shareholder Servicing Plan for Corporate Trust Shares, described below. The principal business address of the Distributor is Oaks, Pennsylvania 19456.


The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of a Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days written notice by either party. The Distribution Agreement provides that the Distributor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.


With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

L SHARES DISTRIBUTION PLAN.

The Distribution Agreement and the L Plan adopted by the Trust provide that L Shares of each applicable Fund will pay the Distributor a fee of up to 0.75% of the average daily net assets of that Fund. The Distributor can use these fees to compensate broker-dealers and service providers, including SunTrust and its affiliates, which provide administrative and/or distribution services to L Shares shareholders or their customers who beneficially own L Shares. In addition, L Shares are subject to a service fee of up to 0.25% of the average daily net assets of the L Shares of each Fund. This service fee will be used for services provided and expenses incurred in maintaining shareholder accounts, responding to shareholder inquiries and providing information on their investments.


Services for which broker-dealers and service providers may be compensated include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from the Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution and tax notices) to these customers with respect to investments in the Trust. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law. Although banking laws and regulations prohibit banks from distributing shares of open-end investment companies such as the Trust, according to an opinion issued to the staff of the SEC by the Office of the Comptroller of the Currency, financial institutions are not prohibited from acting in other capacities for investment companies, such as providing shareholder services. Should future legislative, judicial, or administrative action prohibit or restrict the activities of financial institutions in connection with providing shareholder services, the Trust may be required to alter materially or discontinue its arrangements with such financial institutions.


The Trust has adopted the L Plan in accordance with the provisions of Rule 12b-1 under the 1940 Act, which rule regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the L Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the disinterested Trustees. The L Plan requires that quarterly written reports of amounts spent under the L Plan, and the purposes of such expenditures be furnished to and reviewed by the Trustees. The L Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding shares of the affected class of shares of the Trust. All material amendments of the L Plan will require approval by a majority of the Trustees of the Trust and of the disinterested Trustees.

There is no sales charge on purchases of L Shares, but L Shares are subject to a contingent deferred sales charge if they are redeemed within one year of purchase. Pursuant to the Distribution Agreement and the L Plan, L Shares are subject to an ongoing distribution and service fee calculated on each of the Funds' aggregate average daily net assets attributable to its L Shares.

For the fiscal year ended May 31, 2003, the Classic Institutional U.S. Government Securities Super Short Income Plus Fund paid $3,000 pursuant to the L Plan.

SHAREHOLDER SERVICING PLANS. The Trust has adopted shareholder service plans for the Corporate Trust Shares, the Institutional Shares, and the T Shares (collectively, the "Service Plan"). Under the Service Plan, the Fund will pay SunTrust Bank ("SunTrust") a fee of up to 0.40% of the average daily net assets attributable to the Corporate Trust Shares, Institutional Shares, or T Shares of a Fund. SunTrust may perform, or may compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. Under the Service Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.

For the fiscal years ended May 31, 2003, 2002 and 2001, the Funds paid the following amount pursuant to the Service Plan:

-----------------------------------------------------------------------------------------------------------------------------
                                                     FEES - AMOUNT PAID ($)                    FEES - AMOUNT WAIVED ($)
                                           ----------------------------------------------------------------------------------
FUND                                           2003          2002           2001           2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury
Securities Money Market Fund --
Corporate Trust Shares                      2,928,000     3,492,000       2,546,000         0              0             0
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional High Quality
Bond Fund -- Institutional Shares               *             *               *             *              *             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional High Quality
Bond Fund -- T Shares                           *             *               *             *              *             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term
Bond Fund -- Institutional Shares               0             0               *           48,000           0             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Super Short
IncomePlus Fund -- Institutional Shares         0             0               *          230,000           0             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Super Short
Income Plus Fund -- T Shares                  33,000          *               *           8,000            *             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Total Return
Bond Fund -- Institutional Shares               *             *               *             *              *             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Total Return
Bond Fund -- T Shares                           *             *               *             *              *             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Super
Short Income Plus Fund--
Institutional Shares                            0             0               *          174,000           0             *
-----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.
Government Securities Super
Short Income Plus Fund -- T Shares              *             *               *             *              *             *
-----------------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.


THE TRANSFER AGENT

Federated  Services  Company,   Federated  Investors  Towers,   Pittsburgh,   PA
15222-3779 serves as the Trust's transfer agent.

THE CUSTODIAN

SunTrust Bank, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

For the fiscal year ended May 31, 2003, PricewaterhouseCoopers LLP, 2001 Market Street, Philadelphia, PA 19103, served as independent public accountants for the Trust.


LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and each of the Funds are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing each of the Trust's forty-four series, which includes series not described in this SAI. Each Trustee also serves as Trustee for each of the seven series of the STI Classic Variable Trust. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, Oaks, Pennsylvania 19456.

THOMAS GALLAGHER (11/25/47) - Trustee - President, Genuine Parts Company, 1970 to the present. Director, Oxford Industries.

F. WENDELL GOOCH (12/03/32) - Trustee - Retired. President, Orange County Publishing Co., Inc., 1981 to 1997. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican, 1981 to 1997. President, H & W Distribution, Inc., 1984 to 1997. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981.

JAMES O. ROBBINS (7/04/42) - Trustee - President and Chief Executive Officer, Cox Communications, Inc., 1985 to the present. Director, NCR. Director, Cox Communications.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Foundation.

RICHARD W. COURTS, II (1/18/36) - Trustee* - Chairman of the Board, Atlantic Investment Company, 1970 to the present.

CLARENCE H. RIDLEY (6/03/42) - Trustee* - Chairman of the Board, Haverty Furniture Companies, 2001 to the present. Partner, King and Spalding LLP (law firm), 1977 to 2000.

---------------
* Messrs. Courts and Ridley each may be deemed an "interested person" of the Trust as that term is defined in the 1940 Act. Mr. Courts may be deemed an interested Trustee because of his directorships with affiliates of the Adviser. Mr. Ridley may be deemed an interested Trustee because of a material business relationship with the parent of the Adviser.

BOARD COMMITTEES.  The Board has established the following committees:

o AUDIT COMMITTEE. The Board's Audit Committee is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met two times in the most recently completed Trust fiscal year.

o NOMINATING COMMITTEE. The Board's Nominating Committee is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 order of the Securities Exchange Act of 1934 (the "1934 Act"), in conjunction with a shareholder meeting to consider the election of Trustees. Messrs. Gallagher, Gooch, Robbins and Walton currently serve as members of the Nominating Committee. The Nominating
     Committee meets periodically, as necessary, and met one time during the most recently completed Trust fiscal year.

o FAIR VALUE PRICING COMMITTEE. The Board has established the Trust's Fair Value Pricing Committee, which is composed of a Trustee, as a non-voting member, and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee meets periodically, as necessary, and met sixteen times in the most recently completed Trust fiscal year.


BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "Investment Adviser," the Advisory Agreements must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or "interested persons" of any party thereto, as defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees calls and holds a meeting to decide whether to renew all of the Trust's Advisory Agreements for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreements for another year.

Before this year's meeting , the Board requested and received written materials from the Adviser about: (a) the quality of the Adviser's investment management and other services; (b) the Adviser's investment management personnel; (c) the Adviser's operations and financial condition; (d) the Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies;
(e) the level of the advisory fees that the Adviser charges the Fund compared with the fees it charges to comparable mutual funds or accounts(if any); (f) the Fund's overall fees and operating expenses compared with similar mutual funds;
(g) the level of the Adviser's  profitability from its Fund-related  operations;
(h) the Adviser's compliance systems; (i) the Adviser's policies on and compliance procedures for personal securities transactions; (j) the Adviser' reputation, expertise and resources in domestic financial markets; and (k) the Fund's performance compared with similar mutual funds.

At the meeting, representatives from the Adviser presented additional oral and written information to the Board to help the Board evaluate the Adviser's fee and other aspects of the Agreement. Other Fund service providers also provided the Board with additional information at the meeting. The Trustees then discussed the written materials that the Board received before the meeting and the Adviser's oral presentation and any other information that the Board received at the meeting, and deliberated on the renewal of the Advisory Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information that was all-important, controlling or determinative of its decision.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including the independent Trustees, unanimously: (a) concluded that terms of the Agreements are fair and reasonable; (b) concluded that the Adviser's fees are reasonable in light of the services that the Adviser provides to the Fund; and (c) agreed to renew the Agreements for another year.


FUND SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of each of the Funds as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the 1934 Act. The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

--------------------------------------------------------------------------------------------------------------------
                                                                                          AGGREGATE DOLLAR RANGE OF
NAME                                 DOLLAR RANGE OF FUND SHARES (FUND)*                     SHARES (ALL FUNDS)*
--------------------------------------------------------------------------------------------------------------------
Courts                                               None                                           None
--------------------------------------------------------------------------------------------------------------------
Gallagher                                            None                                           None
--------------------------------------------------------------------------------------------------------------------
Gooch                                                None                                           None
--------------------------------------------------------------------------------------------------------------------
Ridley                                               None                                           None
--------------------------------------------------------------------------------------------------------------------
Robbins                                              None                                           None
--------------------------------------------------------------------------------------------------------------------
Walton                                               None                                           None
--------------------------------------------------------------------------------------------------------------------

*Valuation date is December 31, 2002.

BOARD COMPENSATION. The Trust paid the following fees to the Trustees during its most recently completed fiscal year:

-----------------------------------------------------------------------------------------------------------------------------
                                                   PENSION OR RETIREMENT     ESTIMATED ANNUAL
                                                  BENEFITS ACCRUED AS PART     BENEFITS UPON      TOTAL COMPENSATION FROM THE
 NAME OF PERSON AND POSITION       AGGREGATE          OF FUND EXPENSES          RETIREMENT          TRUST AND FUND COMPLEX*
                                 COMPENSATION
-----------------------------------------------------------------------------------------------------------------------------
Richard W. Courts, II,                                                                          $33,000 for services on two
Trustee                            $31,300                 N/A                     N/A          boards
-----------------------------------------------------------------------------------------------------------------------------
Thomas Gallagher,                                                                               $40,000 for services on two
Trustee                            $37,600                 N/A                     N/A          boards
-----------------------------------------------------------------------------------------------------------------------------
F. Wendell Gooch,                                                                               $37,000 for services on two
Trustee                            $34,800                 N/A                     N/A          boards
-----------------------------------------------------------------------------------------------------------------------------
Clarence H. Ridley,                                                                             $37,000 for services on two
Trustee                            $34,800                 N/A                     N/A          boards
-----------------------------------------------------------------------------------------------------------------------------
James Robbins,                                                                                  $35,500 for services on two
Trustee                            $33,300                 N/A                     N/A          boards
-----------------------------------------------------------------------------------------------------------------------------
Jonathan T. Walton,                                                                             $37,000 for services on  two
Trustee                            $34,800                 N/A                     N/A          boards
-----------------------------------------------------------------------------------------------------------------------------

* The "Fund Complex" consists of the Trust and the STI Classic Variable Trust.

TRUST OFFICERS. The Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. The officers of the Trust also serve as officers to one or more mutual funds for which SEI Investments or its affiliates act as investment manager, administrator or distributor. None of the Officers receive compensation from the Trust for their services.

JAMES R. FOGGO (06/30/64) - President - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995 to 1998.

JENNIFER E. SPRATLEY, CPA (02/13/69) - Treasurer and Chief Financial Officer - Director, SEI Funds Accounting since November 1999. Audit Manager, Ernst & Young LLP, 1991 to 1999.

LYDIA GAVALIS (06/05/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989 to 1998.

TIMOTHY D. BARTO (03/28/68) - Vice President and Secretary - Employed by SEI Investments since October 1999. Vice President and Assistant Secretary of the Administrator and Distributor since December 1999. Associate, Dechert Price & Rhoads (law firm), 1997 to 1999.

TODD B. CIPPERMAN (02/14/66) - Vice President and Assistant Secretary - Senior Vice President and General Counsel of SEI Investments. Senior Vice President, General Counsel and Secretary of the Administrator and the Distributor since 2000. Vice President and Assistant Secretary of SEI Investments, the Administrator and the Distributor, 1995 to 2000.

CHRISTINE M. MCCULLOUGH (12/02/60) - Vice President and Assistant Secretary - Employed by SEI Investments since November 1, 1999. Vice President and Assistant Secretary of the Administrator and the Distributor since December 1999. Associate, White & Williams LLP (law firm), 1991 to 1999.

WILLIAM E. ZITELLI, JR. (06/14/68) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since August 2000. Vice President, Merrill Lynch & Co. Asset Management Group, 1998 to 2000. Associate, Pepper Hamilton LLP (law firm), 1997 to 1998.

SHERRY KAJDAN VETTERLEIN (06/22/62) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since January 2001. Shareholder/Partner, Buchanan Ingersoll Professional Corporation, 1992 to 2000.

JOHN C. MUNCH (05/07/71) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since November 2001; Associate at Howard Rice Nemorvoski Canady Falk & Rabkin (law firm), 1998 to 2001; Associate at Seward & Kissel (law firm), 1996 to 1998.


PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's yield, effective yield, total return or any other type of performance information permitted by applicable regulatory requirements in advertisements or reports to shareholders or prospective shareholders. The yield of the Funds refers to the annualized income generated by an investment in that Fund over a specified 30-day period. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. Performance figures are based on historical results and are not intended to indicate future performance. See "Computation of Yield" and "Calculation of Total Return" for more information on methodology of calculations.

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indices. Such unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), among others. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER'S MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

COMPUTATION OF YIELD

SEVEN-DAY YIELD. The current yield of the Money Market Funds will be calculated daily based upon the seven days ending on the date of calculation (base period). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [Base Period Return + 1)365/7] - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.


For the seven-day period ended May 31, 2003, the Fund's current effective yields were as follows:

      =========================================================================================================
                                                                                                  SEVEN-DAY
       FUND                                                                 SEVEN-DAY YIELD    EFFECTIVE YIELD
      ---------------------------------------------------------------------------------------------------------
       Classic Institutional Cash Management Money Market Fund -
       Institutional Shares (10/25/95)                                           1.06%              1.07%
      ---------------------------------------------------------------------------------------------------------
       Classic Institutional U.S. Government Securities Money Market             1.04%              1.04%
       Fund - Institutional Shares (08/01/94)
      ---------------------------------------------------------------------------------------------------------
       Classic Institutional U.S. Treasury Securities Money Market Fund          1.01%              1.02%
       - Institutional Shares (12/12/96)
      ---------------------------------------------------------------------------------------------------------
       Classic Institutional U.S. Treasury Securities Money Market Fund          0.81%              0.82%
       - Corporate Trust Shares (06/03/99)
      =========================================================================================================


The yields of these Funds fluctuate, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

Yield is one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

THIRTY-DAY   YIELD.  The  Bond  Funds  may  advertise  a  thirty-day  yield.  In particular, yield will be calculated according to the following formula:

Yield = (2 (a-b/cd + 1)6 - 1) where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

For the thirty-day period ended May 31, 2003, yields on the Funds other than the money market funds were as follows:

----------------------------------------------------------------------------------------------------------------------
FUND                                                               CLASS OF SHARES                 YIELD (%)
----------------------------------------------------------------------------------------------------------------------
                                                             Institutional Shares                      *
                                                             ---------------------------------------------------------
Classic Institutional High Quality Bond Fund                 L Shares                                  *
                                                             ---------------------------------------------------------
                                                             T Shares                                  *
----------------------------------------------------------------------------------------------------------------------
                                                             Institutional Shares                    1.49%
                                                             ---------------------------------------------------------
Classic Institutional Short Term Bond Fund                   L Shares                                  *
                                                             ---------------------------------------------------------
                                                             T Shares                                  *
----------------------------------------------------------------------------------------------------------------------
                                                             Institutional Shares                    1.12%
                                                             ---------------------------------------------------------
Classic Institutional Super Short Income Plus Fund           L Shares                                  *
                                                             ---------------------------------------------------------
                                                             T Shares                                0.91%
----------------------------------------------------------------------------------------------------------------------
                                                             Institutional Shares                      *
                                                             ---------------------------------------------------------
Classic Institutional Total Return Bond Fund                 L Shares                                  *
                                                             ---------------------------------------------------------
                                                             T Shares                                  *
----------------------------------------------------------------------------------------------------------------------
                                                             Institutional Shares                    0.59%
                                                             ---------------------------------------------------------
Classic Institutional U.S. Government Securities Super       L Shares                                0.29%
Short Income Plus Fund                                       ---------------------------------------------------------
                                                             T Shares                                  *
----------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.


CALCULATION OF TOTAL RETURN

TOTAL RETURN QUOTATION. The total return of a Fund refers to the average annual compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which that Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial investment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 investment made at the beginning of the designated time period.


Based on the foregoing, the average annual total returns for the Funds from inception through May 31, 2003 and for one- and five-year periods ended May 31, 2003 were as follows:

-----------------------------------------------------------------------------------------------------------------------------
  FUND                                                                          AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                                                                          ONE-YEAR         FIVE-YEAR         SINCE
                                                                                                           INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional Cash Management Money Market Fund -                 1.46%            4.19%           4.66%
  Institutional Shares (10/25/95)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional U.S. Government Securities Money Market Fund        1.40%            4.07%           4.69%
  - Institutional Shares (08/01/94)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional U.S. Treasury Securities Money Market Fund -        1.10%              *             3.42%
  Corporate Trust Shares (06/03/99)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional U.S. Treasury Securities Money Market Fund -        1.30%            3.89%           4.24%
  Institutional Shares (12/12/96)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional High Quality Bond Fund - Institutional                *                *               *
  Shares (09/4/03)
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------
  FUND                                                                          AVERAGE ANNUAL TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                                                                          ONE-YEAR         FIVE-YEAR         SINCE
                                                                                                           INCEPTION
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional High Quality Bond Fund - T Shares (09/30/03)          *                *               *
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional Short-Term Bond Fund                                6.08%              *             6.23%
  Institutional Shares (05/14/02)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional Super Short Income Plus Fund                        3.16%              *             3.07%
  Institutional Shares  (04/15/02)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional Super Short Income Plus Fund                        2.46%              *             2.45%
  T Shares  (10/03/02)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional Total Return Bond Fund - Institutional                *                *               *
  Shares (09/4/03)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional Total Return Bond Fund - T Shares (09/30/03)          *                *               *
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional U.S. Government Securities Super Short              2.80%              *             2.75%
  Income Plus Fund  - Institutional Shares (04/11/02)
-----------------------------------------------------------------------------------------------------------------------------
  Classic Institutional U.S. Government Securities Super Short              2.85%              *             2.79%
  Income Plus Fund - L Shares (04/16/03)
-----------------------------------------------------------------------------------------------------------------------------

  * Not in operation during the period.


PURCHASING AND REDEEMING SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Shares of each Fund are offered and redeemed on a continuous basis. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


While the Trust does not accept cash as payment for Fund shares, it is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period. The Trust has obtained an exemptive order from the SEC that permits the Trust to make in-kind redemptions to those shareholders of the Trust that are affiliated with the Trust solely by their ownership of a certain percentage of the Trust's investment portfolios.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

The Trust reserves the right to waive any minimum investment requirements or sales charges for immediate family members of the Trustees or officers of the Trust or employees of the Adviser. "Immediate family" means a spouse, mother, father, mother-in-law, father-in-law or children (including step-children) age 21 years or under.

If determined to be in the best interests of shareholders, the Trust also reserves the right to impose a redemption fee of up to 2% on Market Timers as described in the Trust's prospectuses payable directly to the Fund.


DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. Each of the Funds adheres to Section 2(a)(41), and Rules 2a-4 and 2a-7 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, Money Market Securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money Market Securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available, the security will be valued at fair value as determined in good faith by the Trust's Board of Trustees.

USE OF THIRD-PARTY INDEPENDENT PRICING AGENTS. Pursuant to contracts with the Trust's Administrator, prices for most securities held by the Funds are provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

AMORTIZED COST METHOD OF VALUATION. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of a Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in a Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in a Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of a Fund's net asset value at $1.00 are permitted by regulations promulgated by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds one-
half of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.


TAXES

The following is a summary of certain federal income tax considerations generally affecting the Funds and their investors. No attempt is made to present a detailed explanation of the federal tax treatment of a Fund or its investors, and the discussion here and in the Trust's prospectuses is not intended as a substitute for careful tax planning.

FEDERAL INCOME TAX

This discussion of federal income tax considerations is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of the Fund's assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year (and any retained amount from that prior calendar year on which the Fund paid no federal income tax). The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies but can make no assurances that distributions will be sufficient to avoid this tax.

If a Fund fails to maintain qualification as a RIC for a tax year, that Fund will be subject to federal income tax on its taxable income and gains at corporate rates, without any benefit for distributions paid to shareholders, and distributions to shareholders will be taxed as ordinary income to the extent of that Fund's current and accumulated earnings and profits. In such case, the dividends received deduction generally will be available for eligible corporate shareholders (subject to certain limitations) and the lower tax rates applicable to qualified dividend income would be available to individual shareholders. The board reserve the right not to maintain qualification of a Fund as a RIC if it determines such course of action to be beneficial to shareholders.

Each Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gains, accelerate the recognition of income to a Fund, and/or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to shareholders by a Fund.

The Funds receive income generally in the form of interest derived from Fund investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to shareholders. Any distributions by a Fund may be taxable to shareholders regardless of whether they are received in cash or additional shares. A Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions of net short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders at rates applicable to long-term capital gains. In general, the Funds do not expect to receive any dividend income from corporations. Therefore, none of the Funds' distributions is expected to be eligible for the corporate dividends received deduction or for the lower tax rates applicable to qualified dividend income.

Shareholders who have not held Fund shares for a full year should be aware that a Fund may designate and distribute, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of investment in a Fund.

If a Fund's distributions exceed its taxable income and capital gains realized during a taxable year, all or a portion of the distributions made in the same taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution will generally not be taxable, but will reduce each shareholder's cost basis in a Fund and result in higher reported capital gain or lower reported capital loss when those shares on which distribution was received are sold.

SALE, REDEMPTION OR EXCHANGE OF FUND SHARES

Sales,   redemptions  and  exchanges  of  Fund  shares  are  generally   taxable
transactions for federal, state and local income tax purposes.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who holds their shares as a capital asset will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares held for six months or less are sold or redeemed for a loss, two special rules apply. First, if shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized will be treated as long-term capital loss to the extent of the long-term capital gain distributions. Second, any loss recognized by a shareholder upon the sale or redemption of shares of a tax-exempt fund held for six months or less will be disallowed to the extent of any exempt-interest dividends received by the shareholder with respect to such shares. All or a portion of any loss that you realize upon the redemption of your fund shares will be disallowed to the extent that you buy other shares in a Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to investors and the ownership of shares may be subject to state and local taxes.

Shareholders are urged to consult their tax advisor regarding state and local taxes affecting an investment in shares of a Fund.

Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in Government National Mortgage Association and Fannie Mae securities, bankers' acceptances, commercial paper and repurchase agreements collaterized by U.S. government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.


FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, an Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

BROKERAGE TRANSACTIONS. The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends, assisting in determining portfolio strategy, providing computer software used in security analyses, and providing portfolio performance evaluation and technical market analyses. Such services are used by an Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the Fund or account generating the brokerage.

As provided in the 1934 Act, higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

In addition, the Adviser may place a combined order for two or more accounts it manages, including a Fund, engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions. Nonetheless, the Adviser believes that the ability of a Fund to participate in higher volume transactions will generally be beneficial to the Fund.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other renumeration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker/dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor, and will review these procedures periodically.


For the fiscal year ended May 31, 2003, 2002 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions:


----------------------------------------------------------------------------------------------------------------------------
                      FUND                                AGGREGATE DOLLAR AMOUNT OF BROKERAGE COMMISSIONS PAID ($)
----------------------------------------------------------------------------------------------------------------------------
                                                                 2003                        2002                2001
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Cash Management Money
Market Fund                                                    272,676                     208,247             269,625
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities
Money Market Fund                                              157,997                     123,866             179,492
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Treasury Securities
Money Market Fund                                              719,903                     835,499             762,294
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional High Quality Bond Fund                      *                           *                   *
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Short-Term Bond Fund                        0                           0                   *
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Super Short Income Plus
Fund                                                            6,802                      270,303                *
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional Total Return Bond Fund                      *                           *                   *
----------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S. Government Securities
Super Short Income Plus Fund                                    4,929                        270                  *
----------------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser may select a broker based upon brokerage or research services provided to the Adviser. The Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to each Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research "credits" in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).



BROKERAGE WITH FUND AFFILIATES. A Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under the 1940 Act and the 1934 Act, affiliated broker-dealers are permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the affiliate and the Fund expressly permitting the affiliate to receive and retain such compensation. These rules further require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, as defined in the 1940 Act, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


For the fiscal years ended May 31, 2003, 2002 and 2001, the Funds paid the following aggregate brokerage commissions on portfolio transactions effected by affiliated brokers. All amounts shown were paid to the Distributor and reflect fees paid in connection with Fund repurchase agreement transactions.

---------------------------------------------------------------------------------------------------------------------
                             AGGREGATE DOLLAR AMOUNT OF         PERCENTAGE OF TOTAL          PERCENTAGE OF TOTAL
                           BROKERAGE COMMISSIONS PAID TO       BROKERAGE COMMISSIONS        BROKERAGE TRANSACTIONS
                                     AFFILIATED                  PAID TO AFFILIATED      EFFECTED THROUGH AFFILIATED
         FUND                       BROKERS ($)                     BROKERS (%)                  BROKERS (%)
---------------------------------------------------------------------------------------------------------------------
                            2003        2002        2001       2003     2002     2001     2003      2002      2001
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
Cash Management Money
Market
Fund                      272,676     208,247     269,625      100       100      100      100      100        100
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
U.S. Government
Securities Money
Market Fund               157,997     123,866     179,492      100       100      100      100      100        100
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
U.S. Treasury
Securities Money
Market Fund               719,903     835,499     762,294      100       100      100      100      100        100
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
High Quality Bond Fund       *           *           *          *         *        *        *        *          *
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
Short-Term Bond Fund         0           0           *         100       100       *       100      100         *
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
Super Short Income
Plus Fund                  6,802        303          *         100       100       *       100      100         *
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
Total Return Bond Fund       *           *           *          *         *        *        *        *          *
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                             AGGREGATE DOLLAR AMOUNT OF         PERCENTAGE OF TOTAL          PERCENTAGE OF TOTAL
                           BROKERAGE COMMISSIONS PAID TO       BROKERAGE COMMISSIONS        BROKERAGE TRANSACTIONS
                                     AFFILIATED                  PAID TO AFFILIATED      EFFECTED THROUGH AFFILIATED
         FUND                       BROKERS ($)                     BROKERS (%)                  BROKERS (%)
---------------------------------------------------------------------------------------------------------------------
                            2003        2002        2001       2003     2002     2001     2003      2002    2001
---------------------------------------------------------------------------------------------------------------------
Classic Institutional
U.S. Government
Securities Super Short
Income Plus Fund           4,909        270          *         100       100       *       100      100       *
---------------------------------------------------------------------------------------------------------------------

* Not in operation during the period.

SECURITIES OF "REGULAR BROKER-DEALERS." The Funds are required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Funds may hold at the close of their most recent fiscal year. As of May 31, 2003, the Classic Institutional Cash Management Money Market Fund held $375,030,000 of UBS Warburg Painewebber repurchase agreements and notes, $200,962,000 of repurchase agreements with ABN AMRO Financial Services, $124,214,000 of repurchase agreements with Merrill Lynch, $78,862,000 of Bear Stearns & Company repurchase agreements and notes, and $75,443,000 of repurchase agreements with Lehman Brothers. The Classic Institutional U.S. Government Securities Money Market Fund held $225,252,000 of repurchase agreements with UBS Warburg Painewebber, $207,336,000 of repurchase agreements with ABN AMRO Financial Services, $49,842,000 of repurchase agreements with Merrill Lynch, $41,483,000 of repurchase agreements with Bear Stearns & Company, and
$35,013,000 of repurchase agreements with Morgan Stanley Dean Witter. The Classic Institutional U.S. Treasury Securities Money Market Fund held $374,686,000 of repurchase agreements with UBS Warburg Painewebber, $373,638,000 of repurchase agreements with ABN AMRO Financial Services, $80,463,000 of repurchase agreements with Salomon Smith Barney, $73,142,000 of repurchase agreements with Lehman Brothers, $58,827,000 of repurchase agreements with Bear Stearns & Company, $37,187,000 of repurchase agreements with Morgan Stanley Dean Witter, $35,020,000 of repurchase agreements with Merrill Lynch, and $31,649,000 of repurchase agreements with JP Morgan Chase Bank. The Classic Institutional Short-Term Bond Fund held $291,000 of Merrill Lynch notes, $283,000 of Goldman Sachs & Company notes, $276,000 of Credit Suisse First Boston notes, $262,000 of UBS Warburg Painewebber notes, $251,000 of Morgan Stanley Dean Witter notes, $247,000 of Lehman Brothers notes, and $190,000 of Bear Stearns & Company notes. The Classic Institutional Super Short Income Plus Fund held $8,517,000 of UBS Warburg Painewebber repurchase agreements and notes, $7,865,000 of repurchase agreements with Merrill Lynch, $4,826,000 of Salomon Smith Barney notes, $2,001,000 of Credit Suisse First Boston notes, $1,911,000 of Morgan Stanley Dean Witter notes, $1,543,000 of Bear Stearns & Company notes, $1,345,000 of Lehman Brothers notes, and $53,000 of JP Morgan Chase Bank notes. The Classic Institutional U.S. Government Securities Super Short Income Plus Fund held $4,826,000 of repurchase agreements with UBS Warburg Painewebber, and $4,616,000 of repurchase agreements with Merrill Lynch.

PORTFOLIO TURNOVER RATE

Portfolio  turnover  rate  is  defined  under  SEC  rules  as the  value  of the
securities   purchased  or  securities  sold,  excluding  all  securities  whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments such as money market instruments and repurchase agreements, which are excluded for purposes of computing portfolio turnover. For the Funds' most recently completed fiscal period ended May 31, 2003, the portfolio turnover rate for each of the non-money market Funds was as follows:

------------------------------------------------------------------------------------- ---------------------------------
                                        FUND                                                 TURNOVER RATE (%)
------------------------------------------------------------------------------------- ---------------------------------
Classic Institutional High Quality Bond Fund                                                         *
------------------------------------------------------------------------------------- ---------------------------------
Classic Institutional Short-Term Bond Fund                                                          146%
------------------------------------------------------------------------------------- ---------------------------------
Classic Institutional Super Short Income Plus Fund                                                  56%
------------------------------------------------------------------------------------- ---------------------------------
Classic Institutional Total Return Bond Fund                                                         *
------------------------------------------------------------------------------------- ---------------------------------
Classic Institutional U.S. Government Securities Super Short Income Plus Fund                       87%
------------------------------------------------------------------------------------- ---------------------------------
*        Not in operation during the period.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a PRO RATA share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

VOTING RIGHTS

Each share held entitles the shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each full share held on the record date for any shareholder meeting. Each Fund will vote separately on matters relating solely to it. As a Massachusetts business trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholders approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate one or more Funds without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach or maintain a viable size or for some other extraordinary reason.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the

Declaration of Trust provides for indemnification out of the Trust property for any investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODES OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons of the Trust and the Adviser are prohibited from acquiring beneficial ownership of securities offered in connection with initial public offerings. Certain access persons of the Adviser are further prohibited from acquiring beneficial ownership of securities offered in connection with a limited offering. The Distributor's Code of Ethics requires certain access persons to obtain approval before investing in initial public offerings and limited offerings. Copies of these Code of Ethics are on file with the SEC, and are available to the public.


5% AND 25% SHAREHOLDERS

As of September 1, 2003, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% and 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the Act. The Trust believes that most of the shares of the Institutional Class of the Funds were held for the record owner's fiduciary, agency or custodial customers.

---------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF                           % OF
FUND                            NAME AND ADDRESS                               SHARES            CLASS           CLASS
---------------------------------------------------------------------------------------------------------------------------
                                SunTrust Bank
Classic Institutional Cash      Attn: Susan Grider                        1179151890.7700      Institutional     38.57%
Management Money Market Fund    P.O. Box 105504                                                   Shares
                                Atlanta, GA  30348-5504
---------------------------------------------------------------------------------------------------------------------------
                                SunTrust Capital Markets ACH Acct.
Classic Institutional Cash      Attn:  Anita Woods CTR  3910              1693554233.1700      Institutional
Management Money Market Fund    303 Peachtree Street, 24th Floor                                   Shares        55.40%
                                Atlanta, GA  30308-3201
---------------------------------------------------------------------------------------------------------------------------

                                      -51-

---------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF                           % OF
FUND                            NAME AND ADDRESS                               SHARES            CLASS           CLASS
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional           Mutual Funds Reconciliation Unit              364428.2780       Institutional    18.35%
Short-Term Bond Fund            Mail Center 3144                                                   Shares
                                P.O. Box 105870
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional           Mutual Funds Reconciliation Unit              645172.7370       Institutional    32.49%
Short-Term Bond Fund            Mail Center 3144                                                   Shares
                                P.O. Box 105870
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional           Mutual Funds Reconciliation Unit              976320.6470       Institutional    49.16%
Short-Term Bond Fund            Mail Center 3144                                                   Shares
                                P.O. Box 105870
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional Super     Mutual Funds Reconciliation Unit             4109144.0330       Institutional     5.73%
Short Income Plus Fund          Mail Center 3144                                                   Shares
                                PO Box 105780
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional Super     Mutual Funds Reconciliation Unit             6407825.9940         T Shares       11.04%
Short Income Plus Fund          Mail Center 3144
                                PO Box 105780
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional Super     Mutual Funds Reconciliation Unit             13364489.2350      Institutional    18.63%
Short Income Plus Fund          Mail Center 3144                                                   Shares
                                PO Box 105780
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional Super     Mutual Funds Reconciliation Unit             54274135.9630      Institutional    75.65%
Short Income Plus Fund          Mail Center 3144                                                   Shares
                                PO Box 105780
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional Super     Mutual Funds Reconciliation Unit             13815494.7440        T Shares       23.79%
Short Income Plus Fund          Mail Center 3144
                                PO Box 105780
---------------------------------------------------------------------------------------------------------------------------

                                      -52-




---------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF                           % OF
FUND                            NAME AND ADDRESS                               SHARES            CLASS           CLASS
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
                                SunTrust Banks
Classic Institutional Super     Mutual Funds Reconciliation Unit            37838226.7750        T Shares       65.17%
Short Income Plus Fund          Mail Center 3144
                                PO Box 105780
---------------------------------------------------------------------------------------------------------------------------
                                SunTrust Capital Markets ACH Acct.
Classic Institutional U.S.      Attn:  Anita Woods CTR 3910
Government Securities Money     303 Peachtree Street, 24th Floor            342838332.8000        T Shares       35.67%
Market Fund                     Atlanta, GA  30308-3201
---------------------------------------------------------------------------------------------------------------------------
                                SunTrust Bank
Classic Institutional U.S.      Attn:  Susan Grider
Government Securities Money     Mail Center 3133                            618198823.5500        T Shares       64.33%
Market Fund                     PO Box 105504
                                Atlanta, GA  30348-5504
---------------------------------------------------------------------------------------------------------------------------
                                NFSC FEBO # A1F-922471
Classic Institutional U.S.      Michael A. Mack                                                 Institutional
Government Securities Super     515 Dover Street, Suite 2200                  300933.2760          Shares         5.66%
Short Income Plus Fund          Rockville, MD  20850-1388
---------------------------------------------------------------------------------------------------------------------------
                                NFSC FEBO # DFL-051241
Classic Institutional U.S.      Etenna                                                          Institutional
Government Securities Super     6100 Frost Place # C                          351481.8340          Shares         6.61%
Short Income Plus Fund          Laurel, MD  20707-2927
---------------------------------------------------------------------------------------------------------------------------
                                National Public Radio, Inc.
Classic Institutional U.S.      Attn:  James Elder                                              Institutional
Government Securities Super     635 Massachusetts Avenue NW                  8759845.4650          Shares        15.77%
Short Income Plus Fund          Washington, DC  20001-3740
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
Classic Institutional U.S.      SunTrust Banks
Government Securities Super     Mutual Funds Reconciliation Unit             15712611.8600      Institutional    28.28%
Short Income Plus Fund          Mail Center 3144                                                   Shares
                                P.O. Box 105870
---------------------------------------------------------------------------------------------------------------------------
                                Trustman
Classic Institutional U.S.      SunTrust Banks
Government Securities Super     Mutual Funds Reconciliation Unit             26807661.2460      Institutional    48.25%
Short Income Plus Fund          Mail Center 3144
                                P.O. Box 105870 Shares
---------------------------------------------------------------------------------------------------------------------------
                                SunTrust Bank
Classic Institutional U.S.      Attn:  Susan Grider
Treasury Securities Money       Mail Center 3133                            1415490727.2300       Corporate       100%
Market Fund                     PO Box 105504                                                       Trust
                                Atlanta, GA  30348-5504
---------------------------------------------------------------------------------------------------------------------------

                                      -53-


---------------------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF                           % OF
FUND                            NAME AND ADDRESS                               SHARES            CLASS           CLASS
---------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.      National Financial Services Corp.
                                For the Exclusive Benefit of our Cust.
Treasury Securities Money       Attn:  Mutual Funds Department               62165376.7800      Institutional    10.47%
Market Fund                     One World Financial Center                                         Shares
                                200 Liberty Street, Floor 5
---------------------------------------------------------------------------------------------------------------------------
                                SunTrust Banks
Classic Institutional U.S.      Attn:  Susan Grider
Treasury Securities Money       Mail Center 3133                            137137731.6900      Institutional    23.11%
Market Fund                     P.O. Box 105504                                                    Shares
                                Atlanta, GA  30348-5504
---------------------------------------------------------------------------------------------------------------------------
Classic Institutional U.S.      SunTrust Capital Markets ACH Acct.
                                Attn:  Anita Woods CTR 3910                 394237205.9000      Institutional    66.42%
Treasury Securities Money       303 Peachtree Street, 24th Floor                                   Shares
Market Fund                     Atlanta, GA  30308-3201
---------------------------------------------------------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements for the STI Classic Fund's fiscal year ended May 31, 2003, including notes thereto and the report of PricewaterhouseCoopers LLP thereon, are herein incorporated by reference. A copy of the 2003 Annual Report to Shareholders must accompany the delivery of this SAI.

                                   APPENDIX A

                             DESCRIPTION OF RATINGS

The following descriptions are summaries of published ratings.

Description of Commercial Paper Ratings

A-1 This is the highest category by Standard and Poor's (S&P) and indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory and the obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

PRIME-1 Issues rated Prime-1 (or supporting institutions) by Moody's have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

            o   Leading market positions in well-established industries.

            o   High rates of return on funds employed.

            o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

            o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

            o Well-established access to a range of financial markets and assured sources of alternate liquidity.

The rating F1 (Highest Credit Quality) is the highest commercial rating assigned by Fitch, Inc. "Fitch." Paper rated F1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (Good Credit Quality) is the second highest commercial paper rating assigned by Fitch which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

The rating TBW-1 by Thomson BankWatch ("Thomson") indicates a very high likelihood that principal and interest will be paid on a timely basis.

DESCRIPTION OF MUNICIPAL NOTE RATINGS

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-l. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing or both. Short-term municipal securities rated MIG-2 or VMIG-2 are of high quality. Margins of protection are ample although not so large as in the MIG-I/VMIG-2 group.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                Amortization Schedule - the larger the final maturity relative to other maturities, the more likely it will be treated as a note, and

                Source of Payment - the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

S&P NOTE RATING SYMBOLS ARE AS FOLLOWS:

SP-1 Strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay a debt service is given a plus (+) designation.

SP-2      Satisfactory   capacity  to  pay  principal  and  interest  with  some
          vulnerability to adverse financial and economic changes over the term of the votes.

DESCRIPTION OF CORPORATE BOND RATINGS

S&P

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Debt rated BB and B is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rate B has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

MOODY'S

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities. Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's bond ratings, where specified, are applied to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one-year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's sovereign rating. Such branch obligations are rated at the lower of the bank's rating or Moody's sovereign rating for the bank deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the 1933 Act or issued in conformity with any other applicable law or regulation. Nor does Moody's represent that any specific bank or insurance company obligation is legally enforceable or is a valid senior obligation of a rated issuer.

Moody's ratings are opinions, not recommendations to buy or sell, and their accuracy is not guaranteed. A rating should be weighed solely as one factor in an investment decision and you should make your own study and evaluation of any issuer whose securities or debt obligations you consider buying or selling.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings. Bonds rated BB are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements. Bonds rated B are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

THOMSON

Bonds rated AAA by Thomson BankWatch indicate that the ability to repay principal and interest on a timely basis is extremely high. Bonds rated AA indicate a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category. Bonds rated A indicate the ability to repay principal and interest is strong. Issues rated A could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

Bonds rated BBB (the lowest investment-grade category) indicate an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

While not investment grade, the BB rating suggests that the likelihood of default is considerably less than for lower-rated issues. However, there are significant uncertainties that could affect the ability to adequately service debt obligations. Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.

                                   APPENDIX B

          TRUSCO CAPITAL MANAGEMENT PROXY DISCLOSURE TO THE STI CLASSIC
                                FUND SHAREHOLDERS


Dear Shareholders:


The Securities and Exchange Commission recently adopted new rules and rule amendments under the Investment Advisers Act of 1940, Release No. 2106;and SEC Releases 33-8188, 34-47304, and IC-25922, that address an investment adviser's fiduciary obligation to its clients when the adviser has authority to vote their proxies. UNDER OUR CURRENT CONTRACTUAL AGREEMENT, TRUSCO CAPITAL MANAGEMENT, INC. ("TRUSCO"), IS AUTHORIZED TO VOTE PROXIES ON BEHALF OF THE STI CLASSIC FUNDS.

The new rules require an investment adviser that exercises voting authority over proxies to adopt policies and procedures reasonably designed to ensure that the adviser: 1) votes proxies in the best interests of clients; 2) discloses information about those policies and procedures; 3) discloses how clients may obtain information about proxy votes cast; and 4) maintains appropriate records relating to actual proxy voting.

Trusco's existing Proxy Voting Committee ("Committee") has been expanded to ensure compliance with all of the requirements. After an exhaustive internal review, the Committee determined that the use of a professional proxy voting agency would be the most efficient and effective course of action. The Committee conducted comprehensive due diligence of the most respected proxy voting specialists in the industry and chose to hire Institutional Shareholder Services, ("ISS") as Trusco's independent third party agent to assist us with meeting our fiduciary obligations.

Several of the determining factors in choosing ISS included its excellent research tools and technical support, consistent track record, and care in addressing all potential conflict of interest issues. More importantly, ISS's reliable and conservative historical voting selections generally mirror the highly principled voting standards of Trusco.

The Committee recognizes that each proxy vote must be evaluated on its own merits. Factors such as a company's organizational structure, executive and operational management, the independence of the firm's Board of Directors, its corporate culture and governance process, and the impact of economic, environmental and social implications will remain key elements in all final voting procedures.

To address inherent conflicts of interest with some Trusco relationships, the firm has taken the additional step of contracting with a separate ISS designated analytical team to assist with voting on any subject that Trusco might consider to be a material internal conflict of interest. Trusco refrains from investing in and making recommendations on specific firms wherein a director or officer may serve as an independent director on Trusco's, SunTrust Banks, Inc., ("SunTrust") or a related SunTrust affiliate's board of directors; and on matters in which an issuer has substantial banking or other financial relationships with Trusco and/or SunTrust, or a SunTrust affiliate.

In order to provide shareholders with the most beneficial and objective proxy voting opinions, Trusco may call upon an appointed independent proxy voting agent to handle such conflict of interest voting matters. ISS will then vote the shares according to the wishes of this independent fiduciary. Trusco will have no power to alter or change the decision or final vote for any proxy matters entrusted to the properly appointed independent fiduciary proxy voting agent.

Please be assured, that although Trusco has engaged ISS to assist with physical proxy voting matters, and we have generally adopted the ISS Proxy Voting Policies and Procedures as our own, we retain the primary obligation to review all issues and must actively monitor all information prior to each vote placed on behalf of shareholders. Trusco will continue to utilize all available resources in order to make well-informed, qualified proxy vote decisions. Should the occasion arise that ISS's recommendations and views not match those of Trusco, the Trusco Committee will arrange to vote those shares accordingly.

Further information may be obtained by contacting the STI Classic Funds by telephone at: 1-800-874-4770, Option 5 or by visiting www.sticlassicfunds.com.

Again, please know that, as with all matters relating to the STI Classic Funds, we at Trusco take our fiduciary proxy voting obligations very seriously, and will do our utmost to protect the interests of each and every shareholder.

Regards,

Trusco Capital Management, Inc.

                                                                         08/2003
                     TRUSCO CAPITAL MANAGEMENT PROXY POLICY

                                POLICY STATEMENT

Trusco Capital Management, Inc. ("Trusco") employs a Proxy Committee approach ("Trusco Committee") that is responsible for establishing policies and procedures designed to ensure the firm ethically and effectively discharges its fiduciary obligation to vote all applicable proxies on behalf of the STI Classic Funds. The Trusco Committee will annually (or more often if needed), review, reaffirm and amend guidelines and strategies for all domestic and international funds.

Trusco has engaged Institutional Shareholder Services ("ISS") as its agent to provide certain services and support related to the firm's proxy voting policies, procedures and processes.

Trusco has contracted with ISS to provide administrative as well as functional services that include but are not limited to:

     1. Access to and adoption of its U.S. Proxy policies, ERISA/Taft Hartley Proxy policies and Global Proxy policies.

     2. Collection and coordination of proxy material forwarded by Trusco's client custodians

     3. Access to issuer-specific research and proxy analysis

     4. Proxy voting (both standard and exception based), reconciliation, and disclosure

     5. Record keeping and voting record retention

The Trusco Committee will affirmatively vote proxies for proposals that, as interpreted, are deemed to be in the best economic interest of its clients as shareholders and beneficiaries to those actions. Generally, the Trusco Committee will follow the established ISS proxy voting guidelines.


               AN INDEPENDENT, OBJECTIVE APPROACH TO PROXY ISSUES

Trusco Capital Management will vote proxies for all the STI Classic Funds. Trusco utilizes the services of an independent third party agent, Institutional Shareholder Services, Inc., ("ISS") to assist with facilitating and managing its fiduciary obligations regarding proxy voting, reviewing issues of corporate governance, and dealing with material conflicts of interest. Accordingly, Trusco will generally follow the pre-approved ISS proxy voting principles in matters concerning domestic and global proxy voting issues, as well as guidelines applicable to "TAFT HARTLEY" AND ERISA plans and relationships.

Trusco has extensively reviewed ISS's policies along with prior years' actual voting records and has determined that, as a general rule, Trusco agrees with ISS's existing policies and will usually follow those guidelines to fulfill its proxy voting duties.

Trusco will, however, continue to obtain and review all information regarding each issuer's proxy related material as it recognizes that there may not be one decision that is right for all situations and that each proxy vote must be evaluated on its own merits. Although this typically means that most issues are voted on a case-by-case basis, the Trusco Committee utilizes the firm's standard voting guidelines whenever possible to ensure consistency and relevancy with the overall proxy voting process. For example, some factors that are always considered include: an in-depth look at each company's organizational structure; executive and operating management styles, the independence of its Board of Directors, its corporate culture and governance processes, implicit and explicit social and economic product benefits and the impact or economic implications of the available alternatives.

                              EXCEPTIONS TO POLICY

The guidelines as outlined herein, do not apply where Trusco has contracted discretionary authority to vote shares to a sub advisor or agent such as in the case of managed, separate, or wrap accounts.

In those situations proxy votes cast by the sub advisor will be governed by the sub advisor's own proxy voting procedures. The Trusco Committee will annually review but need not necessarily approve the sub advisor's or agent's proxy voting policies.

                              CONFLICTS OF INTEREST

Due to its diversified client base, numerous product lines, independent board of directors, and affiliation with SunTrust Banks, Inc, occasions may from time to time arise, in which the Trusco Committee believes that an actual material or a perceived material conflict exists. Several of the currently identified proxy voting conflicts include:

     1. Common stock of SunTrust Banks, Inc., The Coca-Cola Company, Inc., Coca-Cola Enterprises, Inc., and/or other public corporate issuers with which either Trusco or SunTrust Banks, Inc., may have a similar on-going non-investment management associated relationship.

     2. Other conflicts of interest may arise from time to time where the shares to be voted involve;

            a. An issuer with a  director,  officer or  employee  who  presently serves as an independent director on the board of Trusco or SunTrust Banks, Inc.

            b. An issuer having substantial and numerous banking,  investment or other financial relationships with Trusco or SunTrust Banks, Inc.

            c. A direct common stock ownership  position of five percent (5%) or greater held individually by Trusco or in conjunction with SunTrust Banks, Inc. and/or SunTrust Banks, Inc. affiliates

Where a material conflict of interest exists or is perceived to exist on any proxy proposal, the Trusco Committee will determine the most fair and reasonable arrangements to be followed in order to properly address all conflict concerns. Trusco may employ one or more of the below listed suggestions:

     1. Retain an independent fiduciary to vote the shares.

     2. Vote according to ISS's (or similar agent's) standard policies.

     3. Pass the proxy material on to the client so that the client can vote on all issues.

Although Trusco does its best to alleviate or diffuse known conflicts, there is no guarantee that all situations have been or will be mitigated through proxy policy incorporation.

                           SECURITIES LENDING PROGRAM

Several of the STI Classic Funds engage in "security lending" programs. (The fund loans fully paid stock to various broker-dealers and collects interest based on the underlying value of the position.) Trusco will generally refrain from voting securities loaned out under this lending agreement when the costs and lost revenue to the client combined with the administrative effects of retrieving the securities outweigh the benefit of voting the proxy. In addition, the Trusco Committee must make a good-faith determination that the individual proxy ballot decisions would not materially impact the portfolio manager's desire to retain the position in the portfolio, and that the entire position of loaned shares' votes would not significantly affect the overall voting outcome. If any factor is determined to be material, Trusco will initiate a total recall of the shares on loan to vote accordingly.

                             ADDITIONAL INFORMATION

Further information on Trusco Capital Management, Inc.'s U.S. DOMESTIC PROXY POLICIES, ERISA/TAFT HARTLEY PROXY POLICIES and GLOBAL/INTERNATIONAL PROXY POLICIES is available by contacting: STI Classic Funds by telephone at:
1-800-874-4770, Option 5, or via the web at www.sticlassicfunds.com.

                                                                         08/2003
            TRUSCO CAPITAL MANAGEMENT PROXY VOTING GUIDELINES SUMMARY

1. AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:
o An auditor has a financial interest in or association with the company, and is therefore not independent
o Fees for non-audit services are excessive, or
o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS
Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors: independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance, responsiveness to shareholder proposals, any egregious board actions, and any excessive non-audit fees or other potential auditor conflicts.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)
Vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support. These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by Trusco's definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

3. SHAREHOLDER RIGHTS

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS
Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

CUMULATIVE VOTING
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

CONFIDENTIAL VOTING
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

4. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

REIMBURSING PROXY SOLICITATION EXPENSES
Vote CASE-BY-CASE. Where Trusco recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

5. POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification. Review on a CASE-BY-CASE basis shareholder proposals to redeem a company's poison pill and management proposals to ratify a poison pill.

6. MERGERS AND CORPORATE RESTRUCTURINGS

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7. REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASEBY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

8. CAPITAL STRUCTURE

COMMON STOCK AUTHORIZATION
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK
Vote AGAINST proposals to create a new class of common stock with superior voting rights.
Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:
o It is intended for financing purposes with minimal or no dilution to current shareholders
o It is not designed to preserve the voting power of an insider or significant shareholder

9. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, Trusco will value every award type. Trusco will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once Trusco determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing or where the company has a history of repricing without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
o Historic trading patterns
o Rationale for the repricing
o Value-for-value exchange
o Option vesting
o Term of the option
o Exercise price
o Participation

EMPLOYEE STOCK PURCHASE PLANS
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
o Purchase price is at least 85 percent of fair market value
o Offering period is 27 months or less, and
o Potential voting power dilution (VPD) is ten percent or less.
Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.

SHAREHOLDER PROPOSALS ON COMPENSATION
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

10. SOCIAL AND ENVIRONMENTAL ISSUES
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

In general, vote CASE-BY-CASE. While a wide variety of factors goes into each analysis, the overall principal guiding all vote recommendations focuses on how the proposal will enhance the economic value of the company.

                                                                         08/2003
TRUSCO CAPITAL MANAGEMENT GLOBAL PROXY VOTING GUIDELINES

FOLLOWING IS A CONCISE SUMMARY OF GENERAL POLICIES FOR VOTING GLOBAL PROXIES. IN ADDITION, ISS HAS COUNTRY- AND MARKET-SPECIFIC POLICIES, WHICH ARE NOT CAPTURED BELOW.

FINANCIAL RESULTS/DIRECTOR AND AUDITOR REPORTS
Vote FOR approval of financial statements and director and auditor reports, unless:
o there are concerns about the accounts presented or audit procedures used; or
o the company is not responsive to shareholder questions about specific items that should be publicly disclosed.

APPOINTMENT OF AUDITORS AND AUDITOR COMPENSATION
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
o there are serious concerns about the accounts presented or the audit procedures used;
o the auditors are being changed without explanation; or
o nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

APPOINTMENT OF INTERNAL STATUTORY AUDITORS
Vote FOR the appointment or reelection of statutory auditors, unless:
o there are serious concerns about the statutory reports presented or the audit procedures used;
o questions exist concerning any of the statutory auditors being appointed; or
o the auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

ALLOCATION OF INCOME
Vote FOR approval of the allocation of income, unless:
o the dividend payout ratio has been consistently below 30 percent without adequate explanation; or
o the payout is excessive given the company's financial position.

STOCK (SCRIP) DIVIDEND ALTERNATIVE
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

AMENDMENTS TO ARTICLES OF ASSOCIATION
Vote amendments to the articles of association on a CASE-BY-CASE basis.

CHANGE IN COMPANY FISCAL TERM
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

LOWER DISCLOSURE THRESHOLD FOR STOCK OWNERSHIP
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.

AMEND QUORUM REQUIREMENTS
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

TRANSACT OTHER BUSINESS
Vote AGAINST other business when it appears as a voting item.

DIRECTOR ELECTIONS
Vote FOR management  nominees in the election of directors,  unless:
o there are clear concerns about the past performance of the company or the board; or
o the board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if they cannot provide an explanation for repeated absences at board meetings (in countries where this information is disclosed)

DIRECTOR COMPENSATION
Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.

DISCHARGE OF BOARD AND MANAGEMENT
Vote FOR discharge of the board and management, unless:
o there are serious questions about actions of the board or management for the year in question; or
o legal action is being taken against the board by other shareholders.

DIRECTOR, OFFICER, AND AUDITOR INDEMNIFICATION AND LIABILITY PROVISIONS
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

BOARD STRUCTURE
Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

SHARE ISSUANCE REQUESTS
GENERAL ISSUANCES:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

SPECIFIC ISSUANCES:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

INCREASES IN AUTHORIZED CAPITAL
Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
o the specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
o the increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

Vote AGAINST proposals to adopt unlimited capital authorizations.

REDUCTION OF CAPITAL
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BYCASE basis.

CAPITAL STRUCTURES
Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.

Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.

PREFERRED STOCK
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid. Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

DEBT ISSUANCE REQUESTS
Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS's guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

PLEDGING OF ASSETS FOR DEBT
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

INCREASE IN BORROWING POWERS
Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

SHARE REPURCHASE PLANS:
Vote FOR share repurchase plans, unless:
o clear evidence of past abuse of the authority is available; or
o the plan contains no safeguards against selective buybacks.

REISSUANCE OF SHARES REPURCHASED:
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

CAPITALIZATION OF RESERVES FOR BONUS ISSUES/INCREASE IN PAR VALUE:
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

REORGANIZATIONS/RESTRUCTURINGS:
Vote reorganizations and restructurings on a CASE-BY-CASE basis.

MERGERS AND ACQUISITIONS:
Vote FOR mergers and acquisitions, unless:
o the impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or
o the company's structure following the acquisition or merger does not reflect good corporate governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

ABSTAIN if there is insufficient information available to make an informed voting decision.

MANDATORY TAKEOVER BID WAIVERS:
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

REINCORPORATION PROPOSALS:
Vote reincorporation proposals on a CASE-BY-CASE basis.

EXPANSION OF BUSINESS ACTIVITIES:
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

RELATED-PARTY TRANSACTIONS:
Vote related-party transactions on a CASE-BY-CASE basis.

COMPENSATION PLANS:
Vote compensation plans on a CASE-BY-CASE basis.

ANTITAKEOVER MECHANISMS:
Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

SHAREHOLDER PROPOSALS:
Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

                                                                         08/2003
                            TRUSCO CAPITAL MANAGEMENT
                             PROXY VOTING GUIDELINES

The Trusco Capital Management Taft-Hartley Voting Policy is based upon the AFL-CIO Proxy Voting Guidelines, which comply with all the fiduciary standards delineated by the U.S. Department of Labor.

Taft-Hartley client accounts are governed by the Employee Retirement Income Security Act (ERISA). ERISA sets forth the tenets under which pension fund assets must be managed and invested. Proxy voting rights have been declared by the Department of Labor to be valuable plan assets and therefore must be exercised in accordance with the fiduciary duties of loyalty and prudence. The duty of loyalty requires that the voting fiduciary exercise proxy voting authority solely in the economic interest of participants and plan beneficiaries. The duty of prudence requires that decisions be made based on financial criteria and that a clear process exists for evaluating proxy issues.

The Trusco Taft-Hartley voting policy was carefully crafted to meet those requirements by promoting long-term shareholder value, emphasizing the "economic best interests" of plan participants and beneficiaries. Trusco will assess the short-term and long-term impact of a vote and will promote a position that is consistent with the long-term economic best interests of plan members embodied in the principle of a "worker-owner view of value."

Our guidelines address a broad range of issues, including election of directors, executive compensation, proxy contests, auditor ratification, and tender offer defenses -- all significant voting items that affect long-term shareholder value. In addition, these guidelines delve deeper into workplace issues that may have an impact on corporate performance, including:
o Corporate policies that affect job security and wage levels;
o Corporate policies that affect local economic development and stability;
o Corporate responsibility to employees and communities; and
o Workplace safety and health issues.

All votes will be reviewed on a case-by-case basis, and no issues will be considered strictly routine. Each issue will be considered in the context of the company under review. In other words, proxy voting guidelines are just that -- guidelines. When company-specific factors are taken into account, every proxy voting decision becomes a case-by-case decision. Keeping in mind the concept that no issue is considered "routine", outlined in the following pages are general voting parameters for various types of proxy voting issues (when there are no company-specific reasons for voting to the contrary).

I) BOARD OF DIRECTORS PROPOSALS
Electing directors is the single most important stock ownership right that shareholders can exercise. The board of directors is responsible for holding management accountable to performance standards on behalf of the shareholders. Trusco holds directors to a high standard when voting on their election, qualifications, and compensation.
Votes on entire board of directors take into account factors that include:
o Company performance relative to its peers;
o Lack of majority independent board;
o Board diversity;
o Executive compensation-related (excessive salaries/bonuses/pensions, stock option repricing, misallocation of corporate funds, etc.);
o Failure of board to respond to majority shareholder votes.
Votes on individual director nominees are made on a case-by-case basis, taking into account factors that include:
o Poor attendance;
o Independence of the key board committees (audit, compensation, and nominating);
o Performance of the key board committees;
o Failure to establish key board committees; and
o Interlocking directorships.

CEO SERVING AS CHAIRMAN: a principal function of the board is to monitor management, and a fundamental responsibility of the chairman is to monitor the company's CEO. This duty is obviously compromised when the chairman is the CEO. Approximately 60 percent of companies in both the S&P 500 and Russell 3000 have joint chairman and CEO positions. A recent McKinsey survey of board members at 500 U.S. companies found that nearly 70 percent of directors polled said a CEO should not run the board. We WITHHOLD votes from CEOs who serve as chairman, and we vote FOR proposals to separate these positions.

INDEPENDENT DIRECTORS: Trusco believes that a board independent of management is of critical value to safeguard a company and its shareholders. Board independence helps ensure that directors carry out their duties in an objective manner and without manager interference to select, monitor, and compensate management. We will cast votes in a manner consistent with supporting and reinforcing this philosophy. Independence is evaluated upon factors including: past or current employment with the company or its subsidiaries; the provision of consulting services; familial relationships; board interlocks; and service with a non-profit that receives contributions from the company.

We vote FOR proposals that request that the board and/or its audit, compensation, and nominating committees be comprised of a majority of independent directors. We WITHHOLD votes from entire boards that are not majority-independent.

BOARD STRUCTURE: Trusco supports the principle that all directors should be accountable to shareholder vote on an annual basis. A classified board is a board divided into separate classes (typically three), with only one class of nominees coming up to vote at the annual meeting each year. As a result, shareholders are only able to vote a single director approximately once every three years. A classified board makes it difficult to change control of the board through a proxy contest because typically only one-third of the seats will be at stake. The ultimate result is that classified boards can entrench management and preclude most takeover bids or proxy contests. Good corporate governance practice supports annually elected boards. We vote AGAINST classified boards when the issue comes up for vote.

CUMULATIVE VOTING: Under a cumulative voting scheme, shareholders are permitted to have one vote per share for each director to be elected and may apportion these votes among the director candidates in any manner they wish. This voting method allows minority shareholders to influence the outcome of director contests by "cumulating" their votes for one nominee, thereby creating a measure of independence from management control. Trusco votes FOR proposals to allow cumulative voting and votes AGAINST proposals to eliminate it.

POISON PILLS: Shareholder rights plans, more commonly known as poison pills, are warrants issued to shareholders allowing them to purchase shares from the company at a price far below market value when a certain ownership threshold has been reached, thereby effectively preventing a takeover. Poison pills can entrench management and give the board veto power over takeover bids, thereby altering the balance of power between shareholders and management. While we evaluate poison pills on a case-by-case basis depending on a company's particular set of circumstances, Trusco generally votes FOR proposals to eliminate or redeem poison pills. We vote FOR shareholder proposals to submit a company's poison pill to shareholder vote.

PROPOSALS ON BOARD INCLUSIVENESS: Trusco votes FOR shareholder proposals asking a company to make efforts to seek more women and minority group members for service on the board. A more diverse group of directors benefits shareholders and the company.

II) CAPITAL STRUCTURE
INCREASE AUTHORIZED COMMON STOCK: corporations seek shareholder approval to increase their supply of common stock for a variety of business reasons. We vote FOR proposals to increase authorized common stock when management has provided a specific justification for the increase, evaluating proposals on a case-by-case basis. We believe that an increase of up to 50 percent is enough to allow a company to meet its capital needs. We vote AGAINST proposals to increase an authorization by more than 50 percent unless management provides compelling reasons for the increase.

DUAL CLASS STRUCTURES: Trusco does not support dual share class structures. Incumbent management can use a dual class structure to gain unequal voting rights. A separate class of shares with superior voting rights can allow management to concentrate its power and insulate itself from the majority of its shareholders. An additional drawback is the added cost and complication of maintaining the two class system. We will vote FOR a one share, one vote capital structure, and we will vote AGAINST the creation or continuation of dual class structures.

III) RATIFYING AUDITORS
Ratifying auditors is no longer a routine procedure. Accounting scandals at companies such as Enron and WorldCom underscore the need to ensure auditor independence in the face of selling consulting services to audit clients. A study by Richard Frankel, Marilyn Johnson, and Karen Nelson found that the ratio of non-audit fees to total fees paid is negatively associated with stock market returns on the filing date, indicating that investors associate non-audit fees "with lower quality audits and, by implication, lower quality earnings." This study also found that companies that pay high non-audit fees are more likely to engage in earnings management.

Auditors are the backbone upon which a company's financial health is measured, and auditor independence is essential for rendering objective opinions upon which investors then rely. When an auditor is paid more in consulting fees than for auditing, its relationship with the company is left open to conflicts of interest. Because accounting scandals evaporate shareholder value, any proposal to ratify auditors is examined for potential conflicts of interest, with particular attention to the fees paid to the auditor. We vote AGAINST ratification of a company's auditor if it receives more than one-quarter of its total fees for consulting. We support shareholder proposals to ensure auditor independence.

IV) MERGERS, ACQUISITIONS, AND TRANSACTIONS
Trusco votes for corporate transactions that take the high road to competitiveness and company growth. Trusco believes that structuring merging companies to build long-term relationships with a stable and quality work force and preserving good jobs creates long-term company value. We oppose corporate transactions which indiscriminately layoff workers and shed valuable competitive resources.
Factors taken into account for mergers and acquisitions include:
o Impact on shareholder value;
o Potential synergies;
o Corporate governance and shareholder rights;
o Fairness opinion;
o Offer price (cost vs. premium); and
o Impact on community stakeholders and workforce employees.

REINCORPORATION: Trusco reviews proposals to change a company's state of incorporation on a case-by-case basis. We vote FOR proposals to reincorporate in another state when the company has provided satisfactory business reasons and there is no significant reduction in shareholder rights. We vote AGAINST proposals to reincorporate that reduce shareholder rights. In cases of offshore reincorporations to tax havens, among other factors, we evaluate the effect upon any and all legal recourse of shareholders in a new jurisdiction, potential harm to company brands and image, and any actual, qualified economic benefit.

V) EXECUTIVE COMPENSATION
STOCK OPTION PLANS: Trusco supports compensating executives at a reasonable rate and believes that executive compensation should be strongly correlated to performance. Stock option and other forms of compensation should be performance-based with an eye toward improving shareholder value. Well-designed stock option plans align the interests of executives and shareholders by providing that executives benefit when stock prices rise as the company -- and shareholders -- prosper together.

Many plans sponsored by management provide goals so easily attained that executives can realize massive rewards even though shareholder value is not necessarily created. Stock options that are awarded selectively and excessively can dilute shareholders' share value and voting power. In general, Trusco supports plans that are offered at fair terms to executives who satisfy well-defined performance goals. We evaluate option plans on a case-by-case basis, taking into consideration factors including: offer price, dilution to outstanding share value, dilution to share voting power, and the presence of any repricing provisions. We support plans that retain tax deductibility through the use of performance goals and oppose plans whose award size exceeds the tax deduction limit.

Trusco votes FOR option plans that provide legitimately challenging performance targets that truly motivate executives in the pursuit of excellent performance. Likewise, we vote AGAINST plans that offer unreasonable benefits to executives that are not available to any other shareholders.

STOCK OPTION EXPENSING: A recent long-term study of stock option awards found that there was no correlation whatsoever between executive stock ownership and company performance. Given stock option's accounting treatment of not being charged as an expense against earnings, options have provided the ultimate tax dodge for companies wishing to lavishly compensate employees. Misused stock options can give executives an incentive to inflate their company's earnings or make irresponsibly optimistic forecasts in order to cash in on options in hand. Trusco supports shareholder resolutions calling for stock option grants to be treated as an expense.

PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY: Trusco votes FOR shareholder proposals that seek additional disclosure of executive and director pay information (current SEC requirements only call for the disclosure of the top five most highly compensated executives and only if they earn more than $100,000 in salary and benefits). We vote FOR shareholder proposals that seek to eliminate outside directors' retirement benefits. We review on a case-by-case basis all other shareholder proposals that seek to limit executive and director pay. This includes shareholder proposals that seek to link executive compensation to customer, employee, or stakeholder satisfaction.

GOLDEN PARACHUTES: golden parachutes are designed to protect the senior level employees of a corporation in the event of a change-in-control. Under most golden parachute agreements, senior level management employees receive a lump sum pay-out triggered by a change-in-control at usually two to three times base salary. These severance agreements grant extremely generous benefits to well-paid executives and most often offer no value to shareholders. Trusco votes FOR shareholder proposals to have all golden parachute agreements submitted for shareholder ratification, and we generally vote AGAINST all proposals to ratify golden parachutes.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS): Trusco generally votes FOR ESOPs which allow a company's employees to acquire stock in the company at a slight discount. Such plans help link employees' self-interest to the interests of the shareholders, thereby benefiting the company, its customers, and shareholders and creating long-term company value.

VI) SOCIAL AND ENVIRONMENTAL ISSUES
Increasingly, shareholders are presenting proposals related to company environmental practices, workplace practices, social issues and sustainability goals. Trusco provides specific narrative explanations for votes on these types of shareholder proposals. Trusco evaluates shareholder proposals on a case-by-case basis to determine if they are in the best economic interests of the plan participants and beneficiaries. Trusco clients select investment strategies and criteria for their portfolios. Trusco views its responsibility to protect plan beneficiary economic interests through the use of the proxy. To meet this obligation, Trusco votes consistent with the economic best interests of the participants and beneficiaries to create "high road" shareholder and economic value.

In most cases, Trusco supports proposals that request management to report to shareholders information and practices that would help in evaluating the company's operations. In order to be able to intelligently monitor their investments, shareholders often need information best provided by the company itself. Trusco supports proposals that seek management compliance with shareholder interests to ensure that shareholders are fully informed about actions harmful to society with special attention to the company's legal and ethical obligations, impact on company profitability, and the potential negative publicity for disreputable practices.

CERES PRINCIPLES: the CERES Principles, formulated by the Coalition of Environmentally Responsible Economies, require signing companies to address environmental issues, including protection of the biosphere, sustainable use of natural resources, reduction and disposal of wastes, energy conservation, and employee and community risk reduction. Evidence suggests that environmentally conscious companies may realize long-term savings by implementing programs to pollute less and conserve resources while realizing good public relations and new marketing opportunities. Moreover, the reports that are required of signing companies provide shareholders with more information concerning topics they may deem relevant to their company's financial well-being. Many companies have voluntarily adopted these principles and proven that environmental sensitivity makes good business sense. Trusco supports proposals that improve a company's public image, reduce exposure to liabilities, and establish standards so that environmentally responsible companies and markets are not at a competitive financial disadvantage. Trusco votes FOR the adoption of the CERES Principles and FOR reporting to shareholders on environmental issues.

CORPORATE CONDUCT, HUMAN RIGHTS, AND LABOR CODES: Trusco generally supports proposals that call for the adoption and/or enforcement of clear principles or codes of conduct relating to countries in which there are systematic violations of human rights. These conditions include the use of slave, child, or prison labor, undemocratically elected governments, widespread reports by human rights advocates, fervent pro-democracy protests, and/or economic sanctions and boycotts.

Many proposals refer to the seven core conventions, commonly referred to as the "Declaration on Fundamental Principles and Rights At Work," ratified by the International Labor Organization (ILO). The seven conventions fall under four broad categories: i) Right to organize and bargain collectively; ii) Non-discrimination in employment; iii) Abolition of forced labor; and iv) End of child labor. Each of the 180 member nations of the ILO body are bound to respect and promote these rights to the best of their abilities. Trusco supports the principles and codes of conduct relating to company investment in countries with patterns of human rights abuses (Northern Ireland, Columbia, Burma, former Soviet Union, and China). Trusco votes FOR proposals to implement and report on ILO codes of conduct.

                               STI CLASSIC FUNDS

                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 47


ITEM 23.  Exhibits:

(a) Declaration of Trust as originally filed with Registrant's Registration Statement on Form N-1A, filed on February 12, 1992, is incorporated herein by reference to Exhibit 1 of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(b) Amended and Restated By-Laws, as approved by the Board of Trustees on August 15, 2000, are incorporated herein by reference to Exhibit (b) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.
(c)      Not applicable.
(d)(1) Revised Investment Advisory Agreement with Trusco Capital Management, Inc., dated June 15,1993, as originally filed with Registrant's Post-Effective Amendment No. 5, filed on August 2, 1993, is incorporated herein by reference to Exhibit 5(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(d)(2) Revised Schedule A dated September 4, 2003 to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated June 15, 1993 is filed herewith.

(d)(3) Investment Advisory Agreement with Sun Bank Capital Management, National Association (now Trusco Capital Management, Inc.) as
         originally filed with Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to
         Exhibit 5(e) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(d)(4) Investment Advisory Agreement with Trust Company Bank (now Trusco Capital Management, Inc.) as originally filed with Registrant's Post-Effective Amendment No. 6, filed on October 22, 1993, is incorporated herein by reference to Exhibit D(4) of Post-Effective Amendment No. 24 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-98-028802 on July 30, 1998.

(e) Distribution Agreement dated November 21, 1995 between the Trust and SEI Financial Services Company is filed herewith.

(f)      Not  applicable.
(g)(1) Custodian Agreement with Trust Company Bank dated February 1, 1994 originally filed with Registrant's Post-Effective Amendment No. 13, filed on September 28, 1995, is incorporated herein by reference to
         Exhibit 8(b) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(2) Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Trust and SunTrust Bank is filed herewith.
(g)(3) Form of Amendment to the Custodian Agreement between the Trust and SunTrust Bank, formerly Trust Company Bank, dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996, is filed herewith.

(g)(4) Custodian Agreement with the Bank of California is incorporated herein by reference to Exhibit 8(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.

(g)(5) Custodian Agreement dated January 29,2003 between the Registrant, STI Classic Variable Trust and Brown Brothers Harriman & Co., with respect to the International Equity Fund, International Equity Index Fund and Strategic Income Fund, is incorporated herein by reference to Exhibit g(7) of Post-Effective Amendment No. 13 to the Registration Statement of the STI Classic Variable Trust (SEC No. 033-91476) filed with the SEC via EDGAR Accession No. 0000935069-03-00052 on April 25, 2003.

(h)(1) Transfer Agent Agreement with Federated Services Company dated May 14, 1994 originally filed with Post-Effective Amendment No. 9, filed on September 22, 1994, is incorporated herein by reference to Exhibit 8(c) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(h)(2) Administration Agreement with SEI Financial Management Corporation dated May 29, 1995 is incorporated herein by reference to the Registrant's Post-Effective Amendment No. 32 to the Registrant's
         Registration Statement filed with the SEC via EDGAR Accession No. 0001047469-99-037088 on September 28, 1999.

(h)(3) Amended Schedule B dated September 4, 2003 to the Administration Agreement dated May 29, 1995 between the Registrant and SEI Investments Global Funds Services is filed herewith.

(h)(4) Consent to Assignment and Assumption of the Administration Agreement between STI Classic Funds and SEI Financial Management Corporation is incorporated herein by reference to Exhibit 9(b) of Post-Effective Amendment No. 21 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-97-032207 on September 30, 1997.

(h)(5) Shareholder Service Plan and Agreement relating to Institutional Shares, dated August 20, 2002, is filed herewith.

(h)(6) Form of Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares) is filed herewith.
(h)(7) Shareholder Service Plan and Agreement relating to Corporate Trust Shares is filed herewith.
(i)
         Opinion and Consent of Counsel is filed herewith.

(j) Consent of PricewaterhouseCoopers LLP, independent public accountant, is filed herewith.

(k)      Not applicable.

(l)      Not applicable.

(m)(1) Distribution Plan relating to Investor Shares (now A Shares) is incorporated herein by reference to Exhibit 15 of Post-Effective Amendment No. 16 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-021336 on September 27, 1996.
(m)(2) Distribution and Service Agreement relating to Flex Shares (now L Shares) dated May 29, 1995 as originally filed with Post-Effective Amendment No. 12, filed on August 17, 1995, is incorporated herein by reference to Exhibit 15(a) of Post-Effective Amendment No. 15 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000912057-96-015938 on July 31, 1996.
(m)(3) Distribution and Service Plan relating to B Shares dated February 11, 2003 is filed herewith.
(m)(4) Amended Schedule A to the Distribution Plan relating to A Shares (formerly Investor Shares) dated September 30, 2003 is filed herewith.
(n)(1) Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended September 30, 2003, is filed herewith.

(o)      Not  Applicable.
(p)(1) Code of Ethics for STI Classic Funds is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 35 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000916641-00-000365 on March 28, 2000.
(p)(2) Code of Ethics for SEI Investments Company as of December 2000 is incorporated herein by reference to Exhibit (p)(1) of Post-Effective Amendment No. 3 to the Registration Statement of SEI Insurance Products Trust (SEC No. 333-70013) filed with the SEC via EDGAR Accession No. 0000912057-01-511209 on April 27, 2001.
(p)(3) Code of Ethics for Trusco Capital Management, Inc., as approved by the Board of Trustees on August 15, 2000, is incorporated herein by reference to Exhibit (p)(4) of Post-Effective Amendment No. 37 to the Registrant's Registration Statement filed with the SEC via EDGAR Accession No. 0000935069-00-000528 on September 21, 2000.

ITEM 24.   Persons Controlled by or under Common Control with Registrant:

See the Prospectus and Statement of Additional Information regarding the Trust's control relationships. The Administrator is a subsidiary of SEI Investments which also controls the distributor of the Registrant, SEI Investments Distribution Co., and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

ITEM 25.   Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit (a) to the Registration Statement is incorporated herein by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the U.S. Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.


ITEM 26.   Business and Other Connections of the Investment Adviser:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

James M. Wells                                               SunTrust Banks, Inc.                 Vice-Chairman
Director

William H. Rogers                                            SunTrust Banks, Inc.            Executive Vice President
Director

Douglas S. Phillips                                              SunTrust Bank               Chief Investment Officer
President/CEO/Director

Paul L. Robertson, III                                           SunTrust Bank                    Vice President
Executive Vice President/Secretary/Treasurer

Andrew J. Muldoon, III                                           SunTrust Bank               Executive Vice President
Executive Vice President

G. Bradley Ball                                                  SunTrust Bank               Executive Vice President
Executive Vice President

Robert J. Rhodes                                                 SunTrust Bank                       Officer
Executive Vice President

Rebekah R. Alley                                                      --                                --
Vice President

David C. Anderson                                                SunTrust Bank                    Vice President
Vice President



                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Charles B. Arrington                                             SunTrust Bank                       Officer
Vice President

Frances J. Aylor                                                      --                                --
Vice President

Brett L. Barner                                                  SunTrust Bank                       Officer
Vice President

James N. Behre                                                   SunTrust Bank                       Officer
Vice President

Richard M. Bemis                                                 SunTrust Bank                    Vice President
Vice President

Theresa N. Benson                                                SunTrust Bank                    Vice President
Vice President

Edward E. Best                                                        --                                --
Managing Director

Gordon Boardway                                                  SunTrust Bank                    Vice President
Vice President

Noel Crissman Boggan                                             SunTrust Bank                       Officer
Vice President

Jeffrey C. Boucek                                                     --                                --
Vice President

Robert S. Bowman                                                 SunTrust Bank                       Officer
Managing Director

Thomas J. Brachowski                                             SunTrust Bank                       Officer
Vice President

Casey C. Brogdon                                                 SunTrust Bank                       Officer
Managing Director

Daniel Bromstad                                                       --                                --
Vice President

Marlon Brown                                                     SunTrust Bank                       Officer
Vice President

William B. Buie                                                  SunTrust Bank                       Officer
Vice President

Carrie Ann Callahan                                              SunTrust Bank                    Vice President
Vice President


                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

George E. Calvert, Jr.                                           SunTrust Bank                       Officer
Vice President

Ann Caner                                                        SunTrust Bank                    Vice President
Vice President

Chris D. Carter                                                       --                                --
Vice President

Denise E. Claridy                                                     --                                --
Vice President

Shane Coldren                                                    SunTrust Bank                       Officer
Vice President

Robert W. Corner                                                 SunTrust Bank                       Officer
Vice President

J. Chadwick Deakins                                              SunTrust Bank                       Officer
Vice President

L. Earl Denney                                                   SunTrust Bank                        Officer
Managing Director

James R. Dillon, Jr.                                             SunTrust Bank                        Officer
Managing Director

Louis Joseph Douglass, IV                                             --                                --
Vice President

Martin J. Duffy                                                  SunTrust Bank                       Officer
Vice President

Mary Durkin                                                      SunTrust Bank                       Officer
Vice President

Bob M. Farmer                                                    SunTrust Bank                    Vice President
Managing Director

Douglas J. Farmer                                                     --                                --
Vice President

James P. Foster                                                  SunTrust Bank                       Officer
Vice President

Holly Freeman                                                    SunTrust Bank                    Vice President
Vice President

Mark D. Garfinkel                                                SunTrust Bank                       Officer
Vice President


                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Alan M. Gayle                                                         --                                --
Managing Director

Eunice Gillespie                                                 SunTrust Bank                    Vice President
Vice President

Frank P. Giove                                                        --                                --
Vice President

Steven Elliott Gordon                                            SunTrust Bank                    Vice President
Vice President

Brian Gupton                                                     SunTrust Bank                    Vice President
Vice President

Neil L. Halpert                                                       --                                --
Vice President

Melvin E. Hamilton                                               SunTrust Bank                    Vice President
Managing Director

Peter P. Hardy                                                   SunTrust Bank                       Officer
Vice President

Michael T. Hargadon                                                   --                                --
Vice President

David Hatter                                                     SunTrust Bank                    Vice President
Vice President

Edward Hugh Head                                                      --                                --
Vice President

John C. Hess                                                     SunTrust Bank                    Vice President
Vice President

Ken Hessel                                                            --                                --
Vice President

Kristin R. Hildebrand                                                 --                                --
Vice President

Michael Todd Hill                                                SunTrust Bank                       Officer
Vice President

Michael J. Honsharuk                                             SunTrust Bank                       Officer
Vice President


                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Deborah Hopkins                                                       --                                --
Vice President

Michael A. Jenacova                                                   --                                --
Vice President

Christopher A. Jones                                                  --                                --
Managing Director

Christine Y. Keefe                                               SunTrust Bank                    Vice President
Vice President

Alan S. Kelley                                              SunTrust Bank, Atlanta                Vice President
Vice President

James E. Kofron                                                  SunTrust Bank                       Officer
Vice President

Deborah A. Lamb                                                       --                                --
Vice President

Wayne G. Larochelle                                              SunTrust Bank                    Vice President
Managing Director

Charles B. Leonard                                               SunTrust Bank                       Officer
Managing Director

Daniel J. Lewis                                                       --                                --
Vice President

Tina Y. Long                                                          --                                --
Vice President

William Longan                                                   SunTrust Bank                       Officer
Vice President

Jennifer J. Love                                                 SunTrust Bank                    Vice President
Vice President

Kimberly C. Maichle                                              SunTrust Bank                       Officer
Vice President

James B. Mallory                                                 SunTrust Bank                    Vice President
Vice President

Jeffrey E. Markunas                                              SunTrust Bank                       Officer
Managing Director

James G. McKinley, III                                           SunTrust Bank                    Vice President
Vice President


                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

John N. Michie                                                        --                                --
Vice President

R. Douglas Mitchell                                                   --                                --
Vice President

Peter T. Montgomery                                              SunTrust Bank                       Officer
Vice President

Elizabeth T. Morrison                                            SunTrust Bank                       Officer
Vice President

Timothy James Nash                                               SunTrust Bank                    Vice President
Vice President

Robert Neinken                                                   SunTrust Bank                Senior Vice President
Managing Director

Harold F. Nelson                                                 SunTrust Bank                       Officer
Managing Director

Steven A. Noone                                                  SunTrust Bank                       Officer
Managing Director

Agnes G. Pampush                                                 SunTrust Bank                       Officer
Managing Director

Christopher Paolella                                             SunTrust Bank                Senior Vice President
Managing Director

Patrick Paparelli                                                SunTrust Bank                    Vice President
Managing Director

Sheri L. Paquette                                                SunTrust Bank                       Officer
Vice President

Ty Parrish                                                       SunTrust Bank                    Vice President
Vice President

Ronnie G. Pennell                                                SunTrust Bank                       Officer
Vice President

Elliott A. Perny                                                 SunTrust Bank                       Officer
Managing Director

James Phebus Jr.                                                 SunTrust Bank                       Officer
Vice President

Gary Plourde                                                     SunTrust Bank                Senior Vice President
Managing Director

                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Elizabeth G. Pola                                                     --                                --
Managing Director

Neil J. Powers                                                   SunTrust Bank                       Officer
Managing Director

Joe E. Ransom                                                    SunTrust Bank                       Officer
Managing Director

Lori A. Ravo                                                          --                                --
Vice President

Boyce G. Reid                                                    SunTrust Bank                        Officer
Vice President

Mills A. Riddick                                                 SunTrust Bank                       Officer
Managing Director

D. Kevin Roddey                                                  SunTrust Bank                       Officer
Vice President

James L. Savage                                                  SunTrust Bank                       Officer
Vice President

Marc H. Schneidau                                                SunTrust Bank                       Officer
Vice President

Ronald H. Schwartz                                               SunTrust Bank                       Officer
Managing Director

Michael G. Sebesta                                               SunTrust Bank                       Officer
Managing Director

Dusty L. Self                                                    SunTrust Bank                       Officer
Vice President

J. Michael Shamburger                                            SunTrust Bank                    Vice President
Vice President

Kevin W. Shea                                             DA Capital Management, Inc.               Principal
Vice President

Garrett P. Smith                                                 SunTrust Bank                       Officer
Managing Director

George D. Smith, Jr.                                             SunTrust Bank                       Officer
Vice President


                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

Stephen Smith                                                         --                                --
Vice President

E. Dean Speer                                                         --                                --
Vice President

Ellen Spong                                                      SunTrust Bank                    Vice President
Managing Director

Celia S. Stanley                                                      --                                --
Vice President

John H. Stebbins                                                 SunTrust Bank                    Vice President
Managing Director

Chad K. Stephens                                                 SunTrust Bank                       Officer
Vice President

Adam C. Stewart                                                       --                                --
Vice President

E. Sonny Surkin                                                  SunTrust Bank                        Officer
Vice President

Hubert Swecker                                                   SunTrust Bank                    Vice President
Vice President

Paul V. Taffe                                                    SunTrust Bank                    Vice President
Vice President

William F. Tarry                                                 SunTrust Bank                       Officer
Vice President

James M. Thomas                                                  SunTrust Bank                    Vice President
Vice President

Howard Udis                                                      SunTrust Bank                    Vice President
Vice President

Craig Urquhart                                                   SunTrust Bank                       Officer
Vice President

Mark Valle                                                       SunTrust Bank                    Vice President
Vice President

Stuart F. Van Arsdale                                            SunTrust Bank                       Officer
Managing Director

Jeff Vogelbacker                                                      --                                --
Managing Director


                                                                                              CONNECTION WITH OTHER
NAME                                                         NAME OF OTHER COMPANY                   COMPANY
-------------------------------------------------------------------------------------------------------------------------

TRUSCO CAPITAL MANAGEMENT, INC.

David M. Walrod                                                       --                                --
Vice President

Joseph Walsh                                                     SunTrust Bank                    Vice President
Vice President

Darren C. Weems                                                       --                                --
Vice President

Elizabeth Wilson                                                      --                                --
Managing Director

William L. Wilson, Jr.                                           SunTrust Bank                       Officer
Vice President

Donald Wordell                                                        --                                --
Vice President

Natalie Wright                                                        --                                --
Vice President

Stephen M. Yarbrough                                                  --                                --
Managing Director

Steven M. Yates                                                  SunTrust Bank                    Vice President
Vice President

David S. Yealy                                                   SunTrust Bank                       Officer
Managing Director

ITEM 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

         Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

         SEI Daily Income Trust                              July 15, 1982
         SEI Liquid Asset Trust                              November 29, 1982
         SEI Tax Exempt Trust                                December 3, 1982
         SEI Index Funds                                     July 10, 1985
         SEI Institutional Managed Trust                     January 22, 1987
         SEI Institutional International Trust               August 30, 1988
         The Advisors' Inner Circle Fund                     November 14, 1991
         STI Classic Funds                                   May 29, 1992
         The Arbor Fund                                      January 28, 1993
         Bishop Street Funds                                 January 27, 1995
         STI Classic Variable Trust                          August 18, 1995

         SEI Asset Allocation Trust                          April 1, 1996
         SEI Institutional Investments Trust                 June 14, 1996
         HighMark Funds                                      February 15, 1997
         Armada Funds                                        March 8, 1997
         Expedition Funds                                    June 9, 1997
         Oak Associates Funds                                February 27, 1998
         The Nevis Fund, Inc.                                June 29, 1998
         CNI Charter Funds                                   April 1, 1999
         The Armada Advantage Fund                           May 1, 1999
         Amerindo Funds Inc.                                 July 13, 1999
         iShares Inc.                                        January 28, 2000
         SEI Insurance Products Trust                        March 29, 2000
         iShares Trust                                       April 25, 2000
         Pitcairn Funds                                      August 1, 2000
         First Focus Funds, Inc.                             October 1, 2000
         JohnsonFamily Funds, Inc.                           November 1, 2000
         The MDL Funds                                       January 24, 2001
         Causeway Capital Management Trust                   September 20, 2001


         The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.


                           Position and Office                                          Positions and Offices
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT

Alfred P. West, Jr.        Director, Chairman of the Board of Directors                          --
Richard B. Lieb            Director, Executive Vice President                                    --
Carmen V. Romeo            Director                                                              --
Mark J. Held               President & Chief Operating Officer                                   --
Dennis J. McGonigle        Executive Vice President                                              --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                   --
Todd Cipperman             Senior Vice President & General Counsel                               --
Carl A. Guarino            Senior Vice President                                                 --
Jack May                   Senior Vice President                                                 --
Kevin P. Robins            Senior Vice President                                                 --
Patrick K. Walsh           Senior Vice President                                                 --
Wayne M. Withrow           Senior Vice President                                                 --
Robert Aller               Vice President                                                        --
John D. Anderson           Vice President & Managing Director                                    --
Timothy D. Barto           Vice President & Assistant Secretary                                  --
Robert Crudup              Vice President & Managing Director                                    --
Richard A. Deak            Vice President & Assistant Secretary                                  --
Scott W. Dellorfano        Vice President & Managing Director                                    --
Barbara Doyne              Vice President                                                        --
Jeff Drennen               Vice President                                                        --
Scott C. Fanatico          Vice President & Managing Director                                    --
Vic Galef                  Vice President & Managing Director                                    --
Steven A. Gardner          Vice President & Managing Director                                    --
Lydia A. Gavalis           Vice President & Assistant Secretary                                  --
Greg Gettinger             Vice President & Assistant Secretary                                  --



                           Position and Office                                          Positions and Offices
NAME                       WITH UNDERWRITER                                             WITH REGISTRANT

Kathy Heilig               Vice President                                                        --
Jeff Jacobs                Vice President                                                        --
Bridget Jensen             Vice President                                                        --
Samuel King                Vice President                                                        --
John Kirk                  Vice President & Managing Director                                    --
Kim Kirk                   Vice President & Managing Director                                    --
John Krzeminski            Vice President & Managing Director                                    --
Karen LaTourette           Secretary                                                             --
Alan H. Lauder             Vice President                                                        --
Paul Lonergan              Vice President & Managing Director                                    --
Ellen Marquis              Vice President                                                        --
Christine McCullough       Vice President & Assistant Secretary                                  --
Carolyn McLaurin           Vice President & Managing Director                                    --
Mark Nagle                 Vice President                                                        --
Joanne Nelson              Vice President                                                        --
Rob Redican                Vice President                                                        --
Maria Rinehart             Vice President                                                        --
Steve Smith                Vice President                                                        --
Daniel Spaventa            Vice President                                                        --
Kathryn L. Stanton         Vice President                                                        --
Sherry K. Vetterlein       Vice President & Assistant Secretary                                  --
Lori L. White              Vice President & Assistant Secretary                                  --
William E. Zitelli, Jr.    Vice President & Assistant Secretary                                  --


ITEM 28.   Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)      With respect to Rules 31a-1(a);  31a-1(b)(1); (2)(a) and (b); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

         SunTrust Bank
         303 Peachtree Street, N.E.
         Atlanta, GA  30308


         Brown Brothers Harriman & Co.
         40 Water Street
         Boston, MA  02109
(International Equity Index Fund, International Equity Fund, Strategic Income
Fund)


(b)/(c)  With respect to Rules 31a-1(a);  31a-1(b)(1),(4);  (2)(C) and (D); (4);
         (5); (6); (8); (9); (10);  (11);  and 31a-1(f),  the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Global Funds Services
         One Freedom Valley Road
         Oaks, Pennsylvania  19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

         Trusco Capital Management, Inc.
         P.O. Box 3808
         Orlando, Florida  32802

         Trusco Capital Management, Inc.
         50 Hurt Plaza, Suite 1400
         Atlanta, Georgia  30303

         Trusco Capital Management, Inc.
         25 Park Place
         Atlanta, Georgia  30303

ITEM 29.   Management Services:  None.

ITEM 30.   Undertakings:  None.

                                     NOTICE


A copy of the Agreement and Declaration of Trust for the STI Classic Funds is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 47 to Registration Statement No. 033-45671 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 30th day of September, 2003.

                                 By:                          *
                                   ---------------------------------------------
                                   James R. Foggo, President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


                  *                                      Trustee                   September 30, 2003
------------------------------------------
         F. Wendell Gooch

                   *                                     Trustee                   September 30, 2003
------------------------------------------
         Jonathan T. Walton

                  *                                      Trustee                   September 30, 2003
------------------------------------------
         James O. Robbins

                  *                                      Trustee                   September 30, 2003
------------------------------------------
         Thomas Gallagher

                  *                                      Trustee                   September 30, 2003
------------------------------------------
         Richard W. Courts, II

                  *                                      Trustee                   September 30, 2003
------------------------------------------
         Clarence H. Ridley

                  *                                      President                 September 30, 2003
------------------------------------------
         James R. Foggo

/s/ Jennifer Spratley                                    Treasurer & Chief         September 30, 2003
------------------------------------------
         Jennifer Spratley                               Financial Officer



  * By  /s/ Todd B. Cipperman
    --------------------------------------
    Todd B. Cipperman, pursuant to the powers of attorney filed herewith.

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Clarence H. Ridley                                     Date: April 14, 2003
------------------------------------------                       ---------------
Clarence H. Ridley
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Richard W. Courts, II                                  Date: April 11, 2003
------------------------------------------                       ---------------
Richard W. Courts, II
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Thomas Gallagher                                       Date: April 11, 2003
------------------------------------------                       ---------------
Thomas Gallagher
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ F. Wendell Gooch                                       Date: April 11, 2003
------------------------------------------                       ---------------
F. Wendell Gooch
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James O. Robbins                                        Date: April 8, 2003
------------------------------------------                        --------------
James O. Robbins
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned trustee of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman and James R. Foggo, and each of them singly, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ Jonathan T. Walton                                     Date: April 12, 2003
------------------------------------------                       ---------------
Jonathan T. Walton
Trustee

                                STI CLASSIC FUNDS
                           STI CLASSIC VARIABLE TRUST

                                POWER OF ATTORNEY


         KNOW ALL PERSONS BY THESE PRESENTS, that the undersigned officer of STI Classic Funds and STI Classic Variable Trust (collectively, the "Trusts"), business trusts organized under the laws of The Commonwealth of Massachusetts, hereby constitutes and appoints Todd B. Cipperman, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, to sign for him and in his name, place and stead, and in the capacity indicated below, to sign any and all Registration Statements and all amendments thereto relating to the offering of each Trust's shares under the provisions of the Investment Company Act of 1940 and/or the Securities Act of 1933, each such Act as amended, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and agents, and each of them, acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in and about the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents or any of them, or their substitute or substitutes, may lawfully do or cause to be done by virtue hereof.

         IN WITNESS WHEREOF, the undersigned has hereunto set his hand and seal as of the date set forth below.


/s/ James R. Foggo                                         Date: April 11, 2003
------------------------------------------                       ---------------
James R. Foggo
President

                                  EXHIBIT INDEX


EXHIBIT
NUMBER            EXHIBIT

EX-99.D2 Revised Schedule A dated September 4, 2003 to the Revised Investment Advisory Agreement with Trusco Capital Management, Inc. dated June 15, 1993.
EX-99.E Distribution Agreement dated November 21, 1995 between the Trust and SEI Financial Services Company.
EX-99.G2 Securities Lending Amendment dated October 1, 2002 to the Custodian Agreement dated February 1, 1994 between the Trust and SunTrust Bank.
EX-99.G3 Form of Amendment to the Custodian Agreement between the Trust and SunTrust Bank (formerly Trust Company Bank), dated as of February 1, 1994, as amended October 1, 2002, and Schedule A of such Agreement amended as of August 16, 1995 and January 1, 1996.
EX-99.H3          Amended   Schedule   B  dated   September   4,   2003  to  the
                  Administration Agreement dated May 29, 1995 between the Registrant and SEI Investments Global Funds Services.
EX-99.H5 Shareholder Service Plan and Agreement relating to Institutional Shares dated August 20, 2002.
EX-99.H6 Form of Shareholder Service Plan and Agreement relating to Trust Shares (now T Shares).
EX-99.H7 Shareholder Service Plan and Agreement relating to Corporate Trust Shares.
EX-99.M3 Distribution and Service Plan relating to B Shares dated February 11, 2003.
EX-99.M4 Amended Schedule A to the Distribution Plan relating to A Shares (formerly Investor Shares) dated September 30, 2003.
EX-99.N1 Rule 18f-3 Multiple Class Plan dated May 24, 1995, last amended September 30 2003.